As filed with the Securities and Exchange Commission on 11/9/2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Abbey Capital Futures Strategy Fund
Class I | ABYIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$192	1.79%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s diversified trendfollowing sub-advisers were the primary source of positive performance at the trading style level.
At the market sector level, the Fund saw gains in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. The currency sector saw smaller gains reported, with longs in the Mexican Peso and Australian Dollar and shorts in the Japanese Yen the strongest contributors.
The Fund saw losses in fixed income and agricultural commodities. Global bond yields generally rose over the window, but did so in a choppy manner which made it difficult for the Fund’s diversified trendfollowing sub-advisers to navigate at times. Trading in soybean, corn, cattle and coffee contracts also proved difficult for performance within agricultural commodities.

Top Contributors
↑	Metals
↑	Equities
↑	Energy
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Agricultural Commodities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K367

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	14.23	4.40	3.45
S&P 500 Total Return Index	20.38	12.79	15.37
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,642,628,499
Number of Holdings	1,708
Net Advisory Fee	$42,130,825
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	13.1%
Currency	12.8%
Energy	15.4%
Equity	23.0%
Fixed Income	29.4%
Metals	6.3%

Credit Breakdown	(% of Net Assets)
AA+[1]	74.4%
A-1[2]	7.0%
A-1[3]	8.3%
A-2[4]	10.3%
A-2[5]	0.4%
1	T-BILLS
2	US Bank Admin & Margin
3	UBS Margin
4	Merrill Lynch Margin
5	BOA Margin
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K367

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K367

Abbey Capital Futures Strategy Fund
Class A | ABYAX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$218	2.04%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s diversified trendfollowing sub-advisers were the primary source of positive performance at the trading style level.
At the market sector level, the Fund saw gains in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. The currency sector saw smaller gains reported, with longs in the Mexican Peso and Australian Dollar and shorts in the Japanese Yen the strongest contributors.
The Fund saw losses in fixed income and agricultural commodities. Global bond yields generally rose over the window, but did so in a choppy manner which made it difficult for the Fund’s diversified trendfollowing sub-advisers to navigate at times. Trading in soybean, corn, cattle and coffee contracts also proved difficult for performance within agricultural commodities.

Top Contributors
↑	Metals
↑	Equities
↑	Energy
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Agricultural Commodities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K375

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.86	4.11	3.18
Class A (with sales charge)	7.3	2.89	2.57
S&P 500 Total Return Index	20.38	12.79	15.37
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,642,628,499
Number of Holdings	1,708
Net Advisory Fee	$42,130,825
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	13.1%
Currency	12.8%
Energy	15.4%
Equity	23.0%
Fixed Income	29.4%
Metals	6.3%

Credit Breakdown	(% of Net Assets)
AA+[1]	74.4%
A-1[2]	7.0%
A-1[3]	8.3%
A-2[4]	10.3%
A-2[5]	0.4%
1	T-BILLS
2	US Bank Admin & Margin
3	UBS Margin
4	Merrill Lynch Margin
5	BOA Margin
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K375

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K375

Abbey Capital Futures Strategy Fund
Class C | ABYCX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”)  for the period of September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$297	2.79%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s diversified trendfollowing sub-advisers were the primary source of positive performance at the trading style level.
At the market sector level, the Fund saw gains in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. The currency sector saw smaller gains reported, with longs in the Mexican Peso and Australian Dollar and shorts in the Japanese Yen the strongest contributors.
The Fund saw losses in fixed income and agricultural commodities. Global bond yields generally rose over the window, but did so in a choppy manner which made it difficult for the Fund’s diversified trendfollowing sub-advisers to navigate at times. Trading in soybean, corn, cattle and coffee contracts also proved difficult for performance within agricultural commodities.

Top Contributors
↑	Metals
↑	Equities
↑	Energy
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Agricultural Commodities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Futures Strategy Fund	PAGE 1	TSR-AR-74925K359

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without contingent deferred sales charge)	13.1	3.35	2.42
Class C (with contingent deferred sales charge)	12.1	3.35	2.42
S&P 500 Total Return Index	20.38	12.79	15.37
Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,642,628,499
Number of Holdings	1,708
Net Advisory Fee	$42,130,825
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	13.1%
Currency	12.8%
Energy	15.4%
Equity	23.0%
Fixed Income	29.4%
Metals	6.3%

Credit Breakdown	(% of Net Assets)
AA+[1]	74.4%
A-1[2]	7.0%
A-1[3]	8.3%
A-2[4]	10.3%
A-2[5]	0.4%
1	T-BILLS
2	US Bank Admin & Margin
3	UBS Margin
4	Merrill Lynch Margin
5	BOA Margin
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund.
Abbey Capital Futures Strategy Fund	PAGE 2	TSR-AR-74925K359

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Futures Strategy Fund	PAGE 3	TSR-AR-74925K359

Abbey Capital Multi Asset Fund
Class I | MAFIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$202	1.79%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s managed futures and Long US Equity strategies both contributed to positive performance.
For the Managed Futures strategy, gains occurred in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. Performance in currencies was also positive, while the Managed Futures strategy was negative in agricultural commodities and fixed income.
The Long US Equity strategy saw positive returns from its allocation to the S&P 500. US equity markets delivered strong gains over the Period, despite periods of elevated volatility. In the US, equities were supported by resilient corporate earnings, continued strength in AI and technology-related stocks and, particularly during late 2025, expectations for a dovish shift in monetary policy. Markets came under pressure during the first half of 2026 as geopolitical tensions, higher energy prices and renewed inflation concerns weighed on sentiment, before recovering as conditions stabilized. Technology stocks remained an important driver for positive S&P 500 performance, helping US equities finish the Period strongly.

Top Contributors
↑	Equity indices
↑	Metals
↑	Energy
↑	Currencies

Top Detractors
↓	Agricultural Commodities
↓	Fixed Income
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W882

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class I (without sales charge)	25.93	8.43	11.24
S&P 500 Total Return Index	20.38	12.79	15.32
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,088,362,988
Number of Holdings	652
Net Advisory Fee	$16,349,832
Portfolio Turnover (excludes derivatives)	12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	10.4%
Currency	12.0%
Energy	11.1%
Equity	37.4%
Fixed Income	23.7%
Metals	5.4%

Credit Breakdown	(% of Net Assets)
AA+[1]	23.1%
A-1[2]	8.8%
A-1[3]	19.5%
Not Applicable[4]	48.3%
1	T-BILLS
2	US Bank Admin & Margin
3	Soc Gen Margin
4	Vanguard S&P 500 ETF
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W882

Abbey Capital Multi Asset Fund
Class A | MAFAX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$230	2.04%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s managed futures and Long US Equity strategies both contributed to positive performance.
For the Managed Futures strategy, gains occurred in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. Performance in currencies was also positive, while the Managed Futures strategy was negative in agricultural commodities and fixed income.
The Long US Equity strategy saw positive returns from its allocation to the S&P 500. US equity markets delivered strong gains over the Period, despite periods of elevated volatility. In the US, equities were supported by resilient corporate earnings, continued strength in AI and technology-related stocks and, particularly during late 2025, expectations for a dovish shift in monetary policy. Markets came under pressure during the first half of 2026 as geopolitical tensions, higher energy prices and renewed inflation concerns weighed on sentiment, before recovering as conditions stabilized. Technology stocks remained an important driver for positive S&P 500 performance, helping US equities finish the Period strongly.

Top Contributors
↑	Equity indices
↑	Metals
↑	Energy
↑	Currencies

Top Detractors
↓	Agricultural Commodities
↓	Fixed Income
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class A (without sales charge)[1]	25.55	8.13	10.94
Class A (with sales charge)[1]	18.34	6.86	10.16
S&P 500 Total Return Index	20.38	12.79	15.32
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,088,362,988
Number of Holdings	652
Net Advisory Fee	$16,349,832
Portfolio Turnover (excludes derivatives)	12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	10.4%
Currency	12.0%
Energy	11.1%
Equity	37.4%
Fixed Income	23.7%
Metals	5.4%

Credit Breakdown	(% of Net Assets)
AA+[1]	23.1%
A-1[2]	8.8%
A-1[3]	19.5%
Not Applicable[4]	48.3%
1	T-BILLS
2	US Bank Admin & Margin
3	Soc Gen Margin
4	Vanguard S&P 500 ETF
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W700

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W700

Abbey Capital Multi Asset Fund
Class C | MAFCX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”)  for the period of September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$313	2.79%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund saw positive performance over the Period. The Fund’s managed futures and Long US Equity strategies both contributed to positive performance.
For the Managed Futures strategy, gains occurred in metals, equities, energy and currencies. Gains in metals stemmed from longs in silver and gold, both of which saw strong price rallies through the end of January. In contrast, gains in equities occurred more steadily through the Period as momentum in technology and artificial intelligence-related stocks continued. Asian stock markets were a notable outperformer over the Period. Having detracted in the first six months of the Period, the energy sector saw strong gains from long positions from March onwards as escalating conflict in the Middle East and concerns for supplies through the Strait of Hormuz saw energy prices rise sharply. Performance in currencies was also positive, while the Managed Futures strategy was negative in agricultural commodities and fixed income.
The Long US Equity strategy saw positive returns from its allocation to the S&P 500. US equity markets delivered strong gains over the Period, despite periods of elevated volatility. In the US, equities were supported by resilient corporate earnings, continued strength in AI and technology-related stocks and, particularly during late 2025, expectations for a dovish shift in monetary policy. Markets came under pressure during the first half of 2026 as geopolitical tensions, higher energy prices and renewed inflation concerns weighed on sentiment, before recovering as conditions stabilized. Technology stocks remained an important driver for positive S&P 500 performance, helping US equities finish the Period strongly.

Top Contributors
↑	Equity indices
↑	Metals
↑	Energy
↑	Currencies

Top Detractors
↓	Agricultural Commodities
↓	Fixed Income
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Abbey Capital Multi Asset Fund	PAGE 1	TSR-AR-74933W809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class C (without contingent deferred sales charge)[1]	24.56	7.34	10.12
Class C (with contingent deferred sales charge)[1]	23.56	7.34	10.12
S&P 500 Total Return Index	20.38	12.79	15.32
Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	The inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,088,362,988
Number of Holdings	652
Net Advisory Fee	$16,349,832
Portfolio Turnover (excludes derivatives)	12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	10.4%
Currency	12.0%
Energy	11.1%
Equity	37.4%
Fixed Income	23.7%
Metals	5.4%

Credit Breakdown	(% of Net Assets)
AA+[1]	23.1%
A-1[2]	8.8%
A-1[3]	19.5%
Not Applicable[4]	48.3%
1	T-BILLS
2	US Bank Admin & Margin
3	Soc Gen Margin
4	Vanguard S&P 500 ETF
*	The data shown relates to the positions held by the Fund and its wholly owned and controlled subsidiaries and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund is actively managed and percentages may vary over time. Value at Risk Definition: Value-at-Risk (VaR) expresses market risk as a percentage of a portfolio’s value. The VaR figures quoted are as of August 31, 2026 and based on a historic VaR calculation with a 5-year lookback period (1300 days), calculated at the 95th percentile. The historical approach to evaluating a portfolio’s VaR involves applying the current positions to the historical portfolio prices of the corresponding instruments, and then calculating how the current positioning would have performed historically. For any chosen threshold value, the hypothetical returns then provide an estimate of the current VaR figure.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/.
Abbey Capital Multi Asset Fund	PAGE 2	TSR-AR-74933W809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6484, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Abbey Capital Multi Asset Fund	PAGE 3	TSR-AR-74933W809

Adara Smaller Companies Fund
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adara Smaller Companies Fund	$92	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 29.15% for the fiscal year ended August 31, 2026, and outperformed the Russell 2000 Total Return Index, which returned 26.46% over the Period. The Fund also outperformed the Russell 3000 Total Return Index which returned 20.10% over the Period.
The Fund’s allocation to microcap managers contributed to its outperformance over the Russell 2000 Total Return Index during the Period. Microcap stocks, as measured by the Russell Microcap Total Return Index, were up 37.67% for the Period.
The Fund’s allocation to smaller market cap stocks was a contributor to performance relative to the Russell 3000 Total Return Index, as small and microcap stocks outperformed large cap stocks during the Period.
The Fund’s assets were allocated to five underlying sub-advisers during the fiscal year: microcap managers Driehaus Capital Management, LLC (“Driehaus”) and Pacific Ridge Capital Partners, LLC (“Pacific Ridge”); small-cap managers Pier Capital, LLC (“Pier”) and River Road Asset Management, LLC (“River Road”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”).
Performance of the Fund’s sub-advisers for the fiscal year was led by Driehaus, with a return of +47.96%, followed in order by Pacific Ridge +34.20%, Aperio +25.98%, Pier +24.82% and River Road +5.60%.
As of August 31, 2026, the Fund’s assets were allocated 31% to Driehaus, followed by Pacific Ridge with 23%, Aperio with 18%, Pier with 14%, River Road with 13% and the remaining 1% in a cash sleeve.

Top Contributors
↑	Alto Neuroscience Inc
↑	Praxis Precision Medicines Inc Ordinary Shares
↑	Spyre Therapeutics Inc
↑	Twist Bioscience Corp
↑	Relay Therapeutics Inc Ordinary Shares

Top Detractors
↓	Vital Farms Inc Ordinary Share
↓	Coastal Financial Corp
↓	LendingTree Inc
↓	Paysafe Ltd Ordinary Shares
↓	PureCycle Technologies Inc Ordinary Shares
Adara Smaller Companies Fund	PAGE 1	TSR-AR-74925K342

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Adara Smaller Companies Fund	29.15	8.38	13.71
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 2000 Total Return Index	26.46	6.85	10.55
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$847,245,699
Number of Holdings	622
Net Advisory Fee	$5,512,407
Portfolio Turnover	78%
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Comfort Systems USA, Inc.	0.7%
Definium Therapeutics, Inc.	0.7%
Praxis Precision Medicines, Inc.	0.7%
American Integrity Insurance Group, Inc.	0.7%
Red Robin Gourmet Burgers, Inc.	0.7%
CPI Card Group, Inc.	0.7%
Carpenter Technology Corp.	0.7%
CoreCivic, Inc.	0.7%
American Public Education, Inc.	0.6%
Spyre Therapeutics, Inc.	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	27.4%
Financial	16.9%
Industrial	16.5%
Consumer, Cyclical	13.1%
Technology	9.4%
Energy	3.7%
Communications	3.5%
Basic Materials	2.2%
Utilities	0.9%
Cash & Other	6.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
Adara Smaller Companies Fund	PAGE 2	TSR-AR-74925K342

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be  householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Adara Smaller Companies Fund	PAGE 3	TSR-AR-74925K342

Aquarius International Fund
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Aquarius International Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aquarius International Fund	$75	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund generated a return of 24.85% for the fiscal year ended August 31, 2026, and underperformed its benchmark MSCI AC World ex USA Gross Index, which returned 27.89% over the Period. The Fund’s security selection and underweight exposure to emerging market equities were major detractors from relative performance versus the benchmark.
Developed international equities, as measured by the MSCI EAFE Index, were up 22.19% for the Period. Emerging markets, as measured by the MSCI Emerging Markets Index, were up 39.66% for the Period. The U.S. Dollar Index strengthened by 1.69% in the Period.
The Fund ended the Period with four underlying sub-advisers: international developed markets managers Mawer Investment Management, Ltd. (“Mawer”) and Boston Partners Global Investors, Inc. (“Boston Partners”); emerging markets manager Driehaus Capital Management, LLC (“Driehaus”); and tax-loss harvesting manager Aperio Group, LLC (“Aperio”).
Returns for the underlying sub-advisers during the Period were Driehaus at +35.69%, followed by Boston Partners +27.98%, Aperio +25.26%, and Mawer +18.75%.
The proportions of Fund assets allocated to the Fund’s sub-advisers at the end of the Period were as follows: Boston Partners 34%, Mawer 31%, Driehaus 16%, Aperio 16%, and the remainder in a cash sleeve.

Top Contributors
↑	Kioxia Holdings Corp Ordinary Shares
↑	Samsung Electro-Mechanics Co Ltd
↑	Unimicron Technology Corp
↑	SK Square
↑	SK hynix Inc

Top Detractors
↓	Tencent Music Entertainment Group ADR
↓	China Conch Environment Protection Holdings Ltd
↓	WiseTech Global Ltd
↓	Cochlear Ltd
↓	Pop Mart International Group Ltd Ordinary Shares
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Aquarius International Fund	PAGE 1	TSR-AR-74933W502

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/17/2018)
Aquarius International Fund	24.85	8.25	7.60
MSCI ACWI ex USA Gross Index	27.89	9.93	8.94
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$857,491,899
Number of Holdings	835
Net Advisory Fee	$3,959,556
Portfolio Turnover	72%
Visit https://rbbfund.com/additional-fund-information/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
SK hynix, Inc.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd - ADR	1.4%
Roche Holding AG	1.4%
Tencent Holdings Ltd.	1.2%
Hitachi Ltd.	1.1%
Weir PLC	1.1%
AIB Group PLC	1.0%
ABN AMRO Bank NV	1.0%

Top Sectors	(% of Net Assets)
Financial	22.2%
Technology	16.8%
Industrial	14.8%
Consumer, Non-cyclical	12.5%
Basic Materials	6.2%
Energy	5.6%
Communications	5.5%
Consumer, Cyclical	5.1%
Utilities	1.7%
Cash & Other	9.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://rbbfund.com/additional-fund-information/.
Aquarius International Fund	PAGE 2	TSR-AR-74933W502

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be  householded, please contact the Fund at 1-844-261-6482, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aquarius International Fund	PAGE 3	TSR-AR-74933W502

Boston Partners All-Cap Value Fund
Institutional Class | BPAIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.80%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its broad-based securities market index, the Russell 3000 Index, but trailed the Russell 3000 Value Index during that time.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target;  the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026,  has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, stock selection within Information Technology represented the biggest drag on performance; to a lesser degree, stock-picking in Health Care and Industrials also weighed on returns. The biggest positive contribution came from having no exposure to the Utilities sector; an underweight allocation to Consumer Staples and Real Estate made additional contributions to returns.
How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund held large overweight positions in the Financials, Information Technology, and Health Care sectors and a corresponding underweight in Consumer Discretionary; the Fund held no exposure to Real Estate and Utilities.

Top Contributors
↑	MICRON TECHNOLOGY, INC.
↑	FLEX LTD
↑	ALPHABET INC. CLASS A
↑	DELL TECHNOLOGIES, INC. CLASS C
↑	APPLIED MATERIALS, INC.

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
↓	FERMI INC.
↓	COGNIZANT TECHNOLOGY SOLUTIONS
↓	META PLATFORMS INC CLASS A
↓	NVR, INC.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-AR-749255139

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	25.86	11.96	11.94
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 3000 Value Total Return Index	29.77	11.64	11.66
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,398,073,398
Number of Holdings	101
Net Advisory Fee	$8,575,260
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
State Street SPDR S&P 500 ETF Trust	3.9%
iShares Russell 1000 Value ETF	3.9%
Microsoft Corp.	3.2%
Bank of America Corp.	2.9%
Corpay, Inc.	2.6%
Alphabet, Inc.	2.5%
Johnson & Johnson	2.4%
JPMorgan Chase & Co.	2.0%
Philip Morris International, Inc.	1.9%
AbbVie, Inc.	1.9%

Top Sectors†	(% of Net Assets)
Financials	27.7%
Information Technology	19.5%
Health Care	16.2%
Industrials	10.2%
Communication Services	4.8%
Energy	4.0%
Consumer Staples	3.2%
Consumer Discretionary	2.8%
Materials	1.0%
Cash & Other	10.6%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
Boston Partners All-Cap Value Fund	PAGE 2	TSR-AR-749255139

The Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 3	TSR-AR-749255139

Boston Partners All-Cap Value Fund
Investor Class | BPAVX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$118	1.05%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its broad-based securities market index, the Russell 3000 Index, but trailed the Russell 3000 Value Index during that time.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target;  the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026,  has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, stock selection within Information Technology represented the biggest drag on performance; to a lesser degree, stock-picking in Health Care and Industrials also weighed on returns. The biggest positive contribution came from having no exposure to the Utilities sector; an underweight allocation to Consumer Staples and Real Estate made additional contributions to returns.
How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund held large overweight positions in the Financials, Information Technology, and Health Care sectors and a corresponding underweight in Consumer Discretionary; the Fund held no exposure to Real Estate and Utilities.

Top Contributors
↑	MICRON TECHNOLOGY, INC.
↑	FLEX LTD
↑	ALPHABET INC. CLASS A
↑	DELL TECHNOLOGIES, INC. CLASS C
↑	APPLIED MATERIALS, INC.

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
↓	FERMI INC.
↓	COGNIZANT TECHNOLOGY SOLUTIONS
↓	META PLATFORMS INC CLASS A
↓	NVR, INC.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-AR-749255121

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	25.52	11.67	11.66
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 3000 Value Total Return Index	29.77	11.64	11.66
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,398,073,398
Number of Holdings	101
Net Advisory Fee	$8,575,260
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
State Street SPDR S&P 500 ETF Trust	3.9%
iShares Russell 1000 Value ETF	3.9%
Microsoft Corp.	3.2%
Bank of America Corp.	2.9%
Corpay, Inc.	2.6%
Alphabet, Inc.	2.5%
Johnson & Johnson	2.4%
JPMorgan Chase & Co.	2.0%
Philip Morris International, Inc.	1.9%
AbbVie, Inc.	1.9%

Top Sectors†	(% of Net Assets)
Financials	27.7%
Information Technology	19.5%
Health Care	16.2%
Industrials	10.2%
Communication Services	4.8%
Energy	4.0%
Consumer Staples	3.2%
Consumer Discretionary	2.8%
Materials	1.0%
Cash & Other	10.6%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
Boston Partners All-Cap Value Fund	PAGE 2	TSR-AR-749255121

The Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 3	TSR-AR-749255121

Boston Partners All-Cap Value Fund
R6 Share Class | BPARX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of  July 6, 2026 (inception date), to  August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Share Class	$12	0.73%**
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed both its broad-based securities market index, the Russell 3000 Index, and the Russell 3000 Value Index during that time.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 3000 Value Index, holdings in Industrials and Financials contributed the most results. Positioning in Information Technology and, to a lesser degree, Materials acted as a drag on relative returns.
How is the Fund currently positioned?
Compared with the Russell 3000 Value Index, the Fund held large overweight positions in the Financials, Information Technology, and Health Care sectors and a corresponding underweight in Consumer Discretionary; the Fund held no exposure to Real Estate and Utilities.

Top Contributors
↑	MICRON TECHNOLOGY, INC.
↑	FLEX LTD
↑	ALPHABET INC. CLASS A
↑	DELL TECHNOLOGIES, INC. CLASS C
↑	APPLIED MATERIALS, INC.
Boston Partners All-Cap Value Fund	PAGE 1	TSR-AR-74938Y818

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
↓	FERMI INC.
↓	COGNIZANT TECHNOLOGY SOLUTIONS
↓	META PLATFORMS INC CLASS A
↓	NVR, INC.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (07/06/2026)
R6 Share Class	4.51
Russell 3000 Total Return Index	1.81
Russell 3000 Value Benchmark Total Return Index	3.75
Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,398,073,398
Number of Holdings	101
Net Advisory Fee	$8,575,260
Portfolio Turnover	36%
Boston Partners All-Cap Value Fund	PAGE 2	TSR-AR-74938Y818

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
State Street SPDR S&P 500 ETF Trust	3.9%
iShares Russell 1000 Value ETF	3.9%
Microsoft Corp.	3.2%
Bank of America Corp.	2.9%
Corpay, Inc.	2.6%
Alphabet, Inc.	2.5%
Johnson & Johnson	2.4%
JPMorgan Chase & Co.	2.0%
Philip Morris International, Inc.	1.9%
AbbVie, Inc.	1.9%

Top Sectors†	(% of Net Assets)
Financials	27.7%
Information Technology	19.5%
Health Care	16.2%
Industrials	10.2%
Communication Services	4.8%
Energy	4.0%
Consumer Staples	3.2%
Consumer Discretionary	2.8%
Materials	1.0%
Cash & Other	10.6%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
The Boston Partners All-Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners All-Cap Value Fund	PAGE 3	TSR-AR-74938Y818

Boston Partners Small Cap Value II Fund
Institutional Class | BPSIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	0.99%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain, but underperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target;  the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with frequent volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Industrials and Information Technology represented the biggest drag on performance. The Fund’s significant underweight to Real Estate and Utilities was the biggest positive contributor to returns.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Information Technology and Industrials sectors, with corresponding underweights in Real Estate, Utilities, and Health Care.

Top Contributors
↑	PENGUIN SOLUTIONS INCORPORATION, INC.
↑	NATIONAL ENERGY SERVICES REUNITED
↑	BEL FUSE INC. CLASS B
↑	STONEX GROUP INC.
↑	FIRSTCASH HOLDINGS, INC.

Top Detractors
↓	GROUP 1 AUTOMOTIVE, INC.
↓	LEGALZOOM.COM, INC.
↓	JANUS INTERNATIONAL GROUP, INC
↓	MAGNITE, INC.
↓	UPWORK, INC.
Boston Partners Small Cap Value II Fund	PAGE 1	TSR-AR-749255345

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	16.34	8.47	9.51
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 2000 Value Total Return Index	29.95	8.52	10.08
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$837,523,845
Number of Holdings	158
Net Advisory Fee	$6,314,871
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Federal Agricultural Mortgage Corp.	1.4%
Bel Fuse, Inc.	1.3%
Weatherford International PLC	1.3%
Magnite, Inc.	1.2%
Northeast Bank	1.2%
Covista, Inc.	1.2%
InterDigital, Inc.	1.1%
National Energy Services Reunited Corp.	1.1%
Nicolet Bankshares, Inc.	1.0%
WEX, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Financials	27.1%
Industrials	17.2%
Information Technology	13.0%
Consumer Discretionary	11.8%
Energy	7.4%
Health Care	7.1%
Communication Services	4.5%
Materials	4.2%
Real Estate	2.7%
Cash & Other	5.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
Boston Partners Small Cap Value II Fund	PAGE 2	TSR-AR-749255345

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value II Fund	PAGE 3	TSR-AR-749255345

Boston Partners Small Cap Value II Fund
Investor Class | BPSCX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.24%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain, but underperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target;  the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with frequent volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Industrials and Information Technology represented the biggest drag on performance. The Fund’s significant underweight to Real Estate and Utilities was the biggest positive contributor to returns.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Information Technology and Industrials sectors, with corresponding underweights in Real Estate, Utilities, and Health Care.

Top Contributors
↑	PENGUIN SOLUTIONS INCORPORATION, INC.
↑	NATIONAL ENERGY SERVICES REUNITED
↑	BEL FUSE INC. CLASS B
↑	STONEX GROUP INC.
↑	FIRSTCASH HOLDINGS, INC.

Top Detractors
↓	GROUP 1 AUTOMOTIVE, INC.
↓	LEGALZOOM.COM, INC.
↓	JANUS INTERNATIONAL GROUP, INC
↓	MAGNITE, INC.
↓	UPWORK, INC.
Boston Partners Small Cap Value II Fund	PAGE 1	TSR-AR-749255337

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	16.03	8.19	9.23
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 2000 Value Total Return Index	29.95	8.52	10.08
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$837,523,845
Number of Holdings	158
Net Advisory Fee	$6,314,871
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Federal Agricultural Mortgage Corp.	1.4%
Bel Fuse, Inc.	1.3%
Weatherford International PLC	1.3%
Magnite, Inc.	1.2%
Northeast Bank	1.2%
Covista, Inc.	1.2%
InterDigital, Inc.	1.1%
National Energy Services Reunited Corp.	1.1%
Nicolet Bankshares, Inc.	1.0%
WEX, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Financials	27.1%
Industrials	17.2%
Information Technology	13.0%
Consumer Discretionary	11.8%
Energy	7.4%
Health Care	7.1%
Communication Services	4.5%
Materials	4.2%
Real Estate	2.7%
Cash & Other	5.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
Boston Partners Small Cap Value II Fund	PAGE 2	TSR-AR-749255337

The Boston Partners Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value II Fund	PAGE 3	TSR-AR-749255337

Boston Partners Small Cap Value II Fund
R6 Share Class | BPSRX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of  July 6, 2026 (inception date), to  August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Share Class	$14	0.92%**
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain, underperforming its broad-based securities market index, the Russell 3000 Index, but outperforming the Russell 2000 Value Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply have created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holding within Industrials and, to a lesser degree, Communication Services and Consumer Discretionary represented the biggest contributors to returns. Positioning in Information Technology and, to a more limited degree, Consumer Staples weighed on relative results.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Information Technology and Industrials sectors, with corresponding underweights in Real Estate, Utilities, and Health Care.

Top Contributors
↑	PENGUIN SOLUTIONS INCORPORATION, INC.
↑	NATIONAL ENERGY SERVICES REUNITED
↑	BEL FUSE INC. CLASS B
↑	STONEX GROUP INC.
↑	FIRSTCASH HOLDINGS, INC.
Boston Partners Small Cap Value II Fund	PAGE 1	TSR-AR-74938Y784

Top Detractors
↓	GROUP 1 AUTOMOTIVE, INC.
↓	LEGALZOOM.COM, INC.
↓	JANUS INTERNATIONAL GROUP, INC
↓	MAGNITE, INC.
↓	UPWORK, INC.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/06/2026)
R6 Share Class	0.59
Russell 3000 Total Return Index	1.81
Russell 2000 Value Benchmark Total Return Index	0.18
Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$837,523,845
Number of Holdings	158
Net Advisory Fee	$6,314,871
Portfolio Turnover	85%
Boston Partners Small Cap Value II Fund	PAGE 2	TSR-AR-74938Y784

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Federal Agricultural Mortgage Corp.	1.4%
Bel Fuse, Inc.	1.3%
Weatherford International PLC	1.3%
Magnite, Inc.	1.2%
Northeast Bank	1.2%
Covista, Inc.	1.2%
InterDigital, Inc.	1.1%
National Energy Services Reunited Corp.	1.1%
Nicolet Bankshares, Inc.	1.0%
WEX, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Financials	27.1%
Industrials	17.2%
Information Technology	13.0%
Consumer Discretionary	11.8%
Energy	7.4%
Health Care	7.1%
Communication Services	4.5%
Materials	4.2%
Real Estate	2.7%
Cash & Other	5.0%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
The Boston Partners Small Cap Value Fund II seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Small Cap Value II Fund	PAGE 3	TSR-AR-74938Y784

WPG Partners Select Small Cap Value Fund
Institutional | WPGSX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$130	1.10%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed both the Russell 2000 Value Index and its broad-based securities market index, the Russell 3000 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, security selection within Communication Services and Industrials was the most significant contributor to relative results. Positioning within the Energy sector represented the biggest drag on performance, also due to selection.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Information Technology, Materials, and Industrials sectors, and significant underweights in Financials and Consumer Discretionary, and held no exposure to Real Estate or Utilities.

Top Contributors
↑	VIMEO, INC.
↑	SILICON MOTION TECHNOLOGY CORP. -ADR
↑	CAREDX, INC.
↑	THYSSENKRUPP AG
↑	ULTRA CLEAN HOLDINGS, INC.

Top Detractors
↓	NCR VOYIX CORPORATION
↓	DRIVEN BRANDS HOLDINGS, INC.
↓	PEGASYSTEMS INC.
↓	OPTION CARE HEALTH INC
↓	GROCERY OUTLET HOLDING CORP.
WPG Partners Select Small Cap Value Fund	PAGE 1	TSR-AR-74933W676

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2021)
Institutional	35.91	13.77
Russell 3000 Total Return Index	20.10	11.54
Russell 2000 Value Total Return Index	29.95	8.60
Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$249,481,836
Number of Holdings	47
Net Advisory Fee	$2,016,411
Portfolio Turnover	124%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
ICON PLC	4.9%
Teradata Corp.	4.4%
Silicon Motion Technology Corp.	4.0%
Liberty Energy, Inc.	3.7%
thyssenkrupp AG	3.6%
Regal Rexnord Corp.	3.5%
Century Aluminum Co.	3.5%
Ultra Clean Holdings, Inc.	3.5%
PTC Therapeutics, Inc.	3.2%
Littelfuse, Inc.	3.0%

Top Sectors†	(% of Net Assets)
Industrials	20.6%
Information Technology	18.2%
Health Care	17.2%
Materials	13.0%
Financials	11.8%
Energy	7.1%
Communication Services	4.1%
Consumer Discretionary	2.6%
Consumer Staples	2.5%
Cash & Other	2.9%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
WPG Partners Select Small Cap Value Fund	PAGE 2	TSR-AR-74933W676

Changes to Fund’s Investment Objective or Goals
The WPG Partners Select Small Cap Value Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Select Small Cap Value Fund	PAGE 3	TSR-AR-74933W676

WPG Partners Small Cap Value Diversified Fund
Institutional | WPGTX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$123	1.10%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain, outperforming its broad-based securities market index, the Russell 3000 Index, but trailing the Russell 2000 Value Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the Russell 2000 Value Index, holdings within Health Care and, to a lesser degree, Consumer Staples and Consumer Discretionary were the most significant detractors from relative results, primarily due to security selection. Stock selection in Financials and Materials represented the most significant contribution to performance.
How is the Fund currently positioned?
Compared with the Russell 2000 Value Index, the Fund held large overweight positions in the Materials, Information Technology, and Industrials sectors, and significant underweights in Financials, Real Estate, and Consumer Discretionary.

Top Contributors
↑	SILICON MOTION TECHNOLOGY CORP
↑	THYSSENKRUPP AG
↑	MYR GROUP INC.
↑	ULTRA CLEAN HOLDINGS, INC.
↑	ONTO INNOVATION, INC.

Top Detractors
↓	PHREESIA, INC.
↓	NCR VOYIX CORPORATION
↓	DRIVEN BRANDS HOLDINGS, INC.
↓	OPTION CARE HEALTH INC
↓	GROCERY OUTLET HOLDING CORP.
WPG Partners Small Cap Value Diversified Fund	PAGE 1	TSR-AR-74925K706

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	24.32	12.16	9.99
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell 2000 Value Total Return Index	29.95	8.52	10.08
Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$37,678,247
Number of Holdings	99
Net Advisory Fee	$265,681
Portfolio Turnover	99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Teradata Corp.	2.8%
Silicon Motion Technology Corp.	2.7%
thyssenkrupp AG	2.5%
ICON PLC	2.5%
WesBanco, Inc.	2.3%
PTC Therapeutics, Inc.	2.2%
Enterprise Financial Services Corp.	2.1%
BGC Group, Inc.	2.1%
Ultra Clean Holdings, Inc.	2.1%
Liberty Energy, Inc.	1.9%

Top Sectors†	(% of Net Assets)
Financials	20.1%
Industrials	18.5%
Information Technology	13.4%
Health Care	12.0%
Materials	11.0%
Energy	7.2%
Consumer Discretionary	5.3%
Utilities	2.8%
Real Estate	2.5%
Cash & Other	7.2%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
WPG Partners Small Cap Value Diversified Fund	PAGE 2	TSR-AR-74925K706

The  WPG Partners Small Cap Value Diversified Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
Changes to Fund’s Portfolio Manager or Portfolio Management Team
As of June 30, 2026, Mr. Shuster no longer serves as a portfolio manager on the Fund.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
WPG Partners Small Cap Value Diversified Fund	PAGE 3	TSR-AR-74925K706

Boston Partners Global Equity Fund
Institutional Class | BPGIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.95%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its benchmark index, the  MSCI World Index, while slightly trailing its secondary index, the MSCI World Value Net Total Return Index.
What factors influenced performance?
Global economic growth continued during the period, although a number of factors acted as headwinds. In the United States, consumer spending and the labor market both showed signs of vulnerability, while inflation remained above the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, signaled at August’s Jackson Hole symposium that interest rates might need to move higher if progress on prices stalled. The hawkish turn was not confined to the United States: The European Central Bank struck a firmer tone as markets began pricing a September rate hike, and the Bank of Japan continued along its tightening path, pushing sovereign yields to cycle highs in Germany and multi-decade highs in Japan. Meanwhile, the war in Iran and the continued constraints on the global oil supply created uncertainty for energy prices through the second half of the period. Against this backdrop, global equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities extended their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the MSCI World Index, stock selection in the Financials sector was the main contributor to the Fund’s outperformance; positioning in Energy and Consumer Discretionary also added value. The Fund’s underweight to Information Technology was the biggest detractor, while stock picking in Industrials and Health Care also weighed on returns.
How is the Fund currently positioned?
Compared with the MSCI World Index, the Fund’s largest sector overweights at the end of the period were Financials and Energy. The Fund’s most significant underweights were to Information Technology and, to a lesser degree, Communication Services and Consumer Discretionary.

Top Contributors
↑	RENESAS ELECTRONICS CORPORATIO
↑	BANCO BILBAO VIZCAYA ARGENTARI
↑	AIB GROUP PLC
↑	GLENCORE PLC
↑	ING GROEP N.V.
Boston Partners Global Equity Fund	PAGE 1	TSR-AR-74925K557

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOG
↓	SUGI HOLDINGS CO., LTD.
↓	EPAM SYSTEMS, INC.
↓	ICON PLC
↓	NOVO NORDISK A/S CLASS B
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	23.33	13.36	11.25
MSCI THE WORLD INDEX Gross (USD)	20.83	11.71	13.56
MSCI THE WORLD INDEX Net (USD)	20.37	11.21	13.01
MSCI World Value Net Total Return Index	23.41	11.36	10.32
Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$338,593,905
Number of Holdings	119
Net Advisory Fee	$2,238,274
Portfolio Turnover	68%
Boston Partners Global Equity Fund	PAGE 2	TSR-AR-74925K557

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Banco Bilbao Vizcaya Argentaria SA	1.7%
NatWest Group PLC	1.5%
ING Groep NV	1.5%
Rexel SA	1.4%
Labcorp Holdings, Inc.	1.4%
Nordea Bank Abp	1.4%
Galp Energia SGPS SA	1.4%
Gen Digital, Inc.	1.3%
ABN AMRO Bank NV	1.3%
TotalEnergies SE	1.3%

Top Sectors†	(% of Net Assets)
Financials	26.3%
Industrials	16.2%
Health Care	14.8%
Energy	11.1%
Consumer Staples	8.1%
Information Technology	6.2%
Materials	5.8%
Consumer Discretionary	5.4%
Communication Services	4.2%
Cash & Other	1.9%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
The Boston Partners Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-global-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Equity Fund	PAGE 3	TSR-AR-74925K557

Boston Partners Global Equity Fund
R6 Share Class | BPRGX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of  July 6, 2026 (inception date), to  August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Share Class	$14	0.88%**
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its benchmark index, the  MSCI World Index, while slightly trailing its secondary index, the MSCI World Value Net Total Return Index.
What factors influenced performance?
Global economic growth continued during the period, although a number of factors acted as headwinds. In the United States, consumer spending and the labor market both showed signs of vulnerability, while inflation remained above the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, signaled at August’s Jackson Hole symposium that interest rates might need to move higher if progress on prices stalled. The hawkish turn was not confined to the United States: The European Central Bank struck a firmer tone as markets began pricing a September rate hike, and the Bank of Japan continued along its tightening path, pushing sovereign yields to cycle highs in Germany and multi-decade highs in Japan. Meanwhile, the war in Iran and the continued constraints on the global oil supply created uncertainty for  energy prices through the second half of the period. Against this backdrop, global equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities extended their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the MSCI World Index, positioning in Financials and Energy contributed the most to results. Industrials was the only sector where positioning acted as a meaningful detractor from returns versus the index.
How is the Fund currently positioned?
Compared with the MSCI World Index, the Fund’s largest sector overweights at the end of the period were Financials and Energy. The Fund’s most significant underweights were to Information Technology and, to a lesser degree, Communication Services and Consumer Discretionary.

Top Contributors
↑	RENESAS ELECTRONICS CORPORATIO
↑	BANCO BILBAO VIZCAYA ARGENTARI
↑	AIB GROUP PLC
↑	GLENCORE PLC
↑	ING GROEP N.V.
Boston Partners Global Equity Fund	PAGE 1	TSR-AR-74938Y792

Top Detractors
↓	CHECK POINT SOFTWARE TECHNOLOG
↓	SUGI HOLDINGS CO., LTD.
↓	EPAM SYSTEMS, INC.
↓	ICON PLC
↓	NOVO NORDISK A/S CLASS B
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (07/06/2026)
R6 Share Class	4.36
MSCI THE WORLD INDEX Gross (USD)	2.29
MSCI THE WORLD INDEX Net (USD)	2.25
MSCI World Value Net Total Return Index	4.68
Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$338,593,905
Number of Holdings	119
Net Advisory Fee	$2,238,274
Portfolio Turnover	68%
Boston Partners Global Equity Fund	PAGE 2	TSR-AR-74938Y792

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Banco Bilbao Vizcaya Argentaria SA	1.7%
NatWest Group PLC	1.5%
ING Groep NV	1.5%
Rexel SA	1.4%
Labcorp Holdings, Inc.	1.4%
Nordea Bank Abp	1.4%
Galp Energia SGPS SA	1.4%
Gen Digital, Inc.	1.3%
ABN AMRO Bank NV	1.3%
TotalEnergies SE	1.3%

Top Sectors†	(% of Net Assets)
Financials	26.3%
Industrials	16.2%
Health Care	14.8%
Energy	11.1%
Consumer Staples	8.1%
Information Technology	6.2%
Materials	5.8%
Consumer Discretionary	5.4%
Communication Services	4.2%
Cash & Other	1.9%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
The Boston Partners Global Equity Fund seeks long-term growth of capital and outperformance of its benchmark net of fees.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-global-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Global Equity Fund	PAGE 3	TSR-AR-74938Y792

Boston Partners Long/Short Equity Fund
Institutional Class | BPLSX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$235	2.00%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its benchmark index, the S&P 500 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the S&P 500 Index, stock selection in the Information Technology, Financials, and Materials sectors generally led contributions to the Fund’s outperformance during the year; its short positioning in Consumer Discretionary also added value. Short positions in Information Technology, Communication Services, and Energy generally held back results versus the benchmark.
How is the Fund currently positioned?
Compared with the S&P 500 Index, the Fund’s largest net overweight sector at the end of the period was Financials; Materials and Health Care were also overweights, but to a much smaller degree. The Fund’s largest net underweights were to Information Technology and, to a lesser degree, Energy and Communication Services.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-AR-749255261

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	35.38	19.51	11.10
S&P 500 Total Return Index	20.38	12.79	15.37
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$268,455,038
Number of Holdings	207
Net Advisory Fee	$1,990,657
Portfolio Turnover	69%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Alphabet, Inc.	2.6%
Galliford Try Holdings PLC	2.3%
Marex Group Ltd.	2.0%
BGC Group, Inc.	2.0%
Tenet Healthcare Corp.	1.9%
Hamilton Insurance Group Ltd.	1.9%
Meta Platforms, Inc.	1.9%
Dell Technologies, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.7%
Acadian Asset Management, Inc.	1.7%

Top Sectors†	(% of Net Assets)
Financials	28.9%
Information Technology	14.9%
Health Care	10.6%
Consumer Discretionary	6.0%
Communication Services	5.3%
Industrials	4.1%
Materials	3.8%
Consumer Staples	2.0%
Real Estate	1.8%
Cash & Other	22.6%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
The Boston Partners Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Changes to Shareholder Fees
Effective March 1, 2026, the management fee for the Long/Short Equity Fund was reduced from 2.25% to 1.60%, and the expense cap for the Institutional Class was reduced from 1.96% to 1.70%. The net expense ratio for the Institutional Class for the fiscal year ended August 31, 2026, was 1.80%.
Boston Partners Long/Short Equity Fund	PAGE 2	TSR-AR-749255261

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 3	TSR-AR-749255261

Boston Partners Long/Short Equity Fund
Investor Class | BPLEX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$265	2.26%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain and outperformed its benchmark index, the S&P 500 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the S&P 500 Index, stock selection in the Information Technology, Financials, and Materials sectors generally led contributions to the Fund’s outperformance during the year; its short positioning in Consumer Discretionary also added value. Short positions in Information Technology, Communication Services, and Energy generally held back results versus the benchmark.
How is the Fund currently positioned?
Compared with the S&P 500 Index, the Fund’s largest net overweight sector at the end of the period was Financials; Materials and Health Care were also overweights, but to a much smaller degree. The Fund’s largest net underweights were to Information Technology and, to a lesser degree, Energy and Communication Services.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Boston Partners Long/Short Equity Fund	PAGE 1	TSR-AR-749255253

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	34.91	19.21	10.82
S&P 500 Total Return Index	20.38	12.79	15.37
Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$268,455,038
Number of Holdings	207
Net Advisory Fee	$1,990,657
Portfolio Turnover	69%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Alphabet, Inc.	2.6%
Galliford Try Holdings PLC	2.3%
Marex Group Ltd.	2.0%
BGC Group, Inc.	2.0%
Tenet Healthcare Corp.	1.9%
Hamilton Insurance Group Ltd.	1.9%
Meta Platforms, Inc.	1.9%
Dell Technologies, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.7%
Acadian Asset Management, Inc.	1.7%

Top Sectors†	(% of Net Assets)
Financials	28.9%
Information Technology	14.9%
Health Care	10.6%
Consumer Discretionary	6.0%
Communication Services	5.3%
Industrials	4.1%
Materials	3.8%
Consumer Staples	2.0%
Real Estate	1.8%
Cash & Other	22.6%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
The Boston Partners Long/Short Equity Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
Changes to Shareholder Fees
Effective March 1, 2026, the management fee for the Long/Short Equity Fund was reduced from 2.25% to 1.60%, and the expense cap for the Investor Class was reduced from 2.21% to 1.95%. The net expense ratio for the Investor Class for the fiscal year ended August 31, 2026, was 2.05%.
Boston Partners Long/Short Equity Fund	PAGE 2	TSR-AR-749255253

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Equity Fund	PAGE 3	TSR-AR-749255253

Boston Partners Long/Short Research Fund
Institutional Class | BPIRX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$187	1.75%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain but  underperformed its benchmark, the S&P 500 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the S&P 500 Index, the Fund’s long positioning within Industrials detracted from relative performance as did its short positions in both Industrials and Information Technology. Long positions in Information Technology, Financials, and Materials all added value.
How is the Fund currently positioned?
Compared with the S&P 500 Index, the Fund’s largest net exposures at the end of the period were in Industrials and Utilities. The Fund’s smallest net exposures were in Information Technology and Communication Services.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Boston Partners Long/Short Research Fund	PAGE 1	TSR-AR-74925K581

AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	13.47	10.98	7.20
S&P 500 Total Return Index	20.38	12.79	15.37
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$625,209,897
Number of Holdings	419
Net Advisory Fee	$7,248,408
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
JPMorgan Chase & Co.	1.4%
Frontdoor, Inc.	1.2%
NVIDIA Corp.	1.2%
Wells Fargo & Co.	1.1%
Brink’s Co.	1.1%
Bank of America Corp.	1.1%
AbbVie, Inc.	1.1%
L3Harris Technologies, Inc.	1.0%
UnitedHealth Group, Inc.	1.0%
Booking Holdings, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Industrials	17.2%
Financials	16.4%
Information Technology	12.1%
Health Care	9.6%
Consumer Discretionary	7.1%
Utilities	4.6%
Consumer Staples	3.6%
Communication Services	2.5%
Materials	2.4%
Cash & Other	24.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
The Boston Partners Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 2	TSR-AR-74925K581

Boston Partners Long/Short Research Fund
Investor Class | BPRRX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$213	2.00%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund posted a gain but  underperformed its benchmark, the S&P 500 Index.
What factors influenced performance?
The U.S. economy continued to expand during the period, although a number of factors acted as headwinds. Consumer spending and the labor market both showed signs of vulnerability, while inflation remained somewhat higher than the Federal Reserve’s stated target; the new Chair of the Federal Reserve, Kevin  Warsh, who began serving in this role in May of 2026, has repeatedly indicated that interest rates may need to be higher in order to lower inflation. Meanwhile, the war in Iran and the continued constraints on the global oil supply has created uncertainty for energy prices over the past six months. Against this backdrop, equities generally performed well, with a broadening out of participation as value stocks notched solid gains and artificial intelligence-related securities continued their rally, albeit with more volatility along the way.
What were the top contributors and detractors?
Relative to the S&P 500 Index, the Fund’s long positioning within Industrials detracted from relative performance as did its short positions in both Industrials and Information Technology. Long positions in Information Technology, Financials, and Materials all added value.
How is the Fund currently positioned?
Compared with the S&P 500 Index, the Fund’s largest net exposures at the end of the period were in Industrials and Utilities. The Fund’s smallest net exposures were in Information Technology and Communication Services.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Boston Partners Long/Short Research Fund	PAGE 1	TSR-AR-74925K573

AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	13.12	10.69	6.93
S&P 500 Total Return Index	20.38	12.79	15.37
Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$625,209,897
Number of Holdings	419
Net Advisory Fee	$7,248,408
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
JPMorgan Chase & Co.	1.4%
Frontdoor, Inc.	1.2%
NVIDIA Corp.	1.2%
Wells Fargo & Co.	1.1%
Brink’s Co.	1.1%
Bank of America Corp.	1.1%
AbbVie, Inc.	1.1%
L3Harris Technologies, Inc.	1.0%
UnitedHealth Group, Inc.	1.0%
Booking Holdings, Inc.	1.0%

Top Sectors†	(% of Net Assets)
Industrials	17.2%
Financials	16.4%
Information Technology	12.1%
Health Care	9.6%
Consumer Discretionary	7.1%
Utilities	4.6%
Consumer Staples	3.6%
Communication Services	2.5%
Materials	2.4%
Cash & Other	24.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals
The Boston Partners Long/Short Research Fund seeks long-term growth of capital with reduced exposure to general equity market risk.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Effective May 14, 2025, the Fund’s independent registered public accounting firm has been changed from  Ernst & Young LLP to Cohen & Company, Ltd.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bostonpartners.com/fund/bp-ls-research-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-261-4073, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Boston Partners Long/Short Research Fund	PAGE 2	TSR-AR-74925K573

Campbell Systematic Macro Fund
Class A | EBSAX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$209	2.00%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the Period,  underperforming the benchmark SG CTA Index which returned +18.41% over the same period.
The exposures affecting performance included gains in commodity and equity index futures alongside foreign exchange forwards and losses in fixed income futures. The Fund’s positioning was dynamic during the Period; it maintained a net long positioning in equity index and commodity futures for the majority of the Period and held varied positioning in fixed income futures and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Momentum strategies were the most profitable during the Period, with gains in equity indices, commodities, and foreign exchange; and losses in fixed income. Short-term strategies posted modest losses, as gains in commodities and foreign exchange were more than offset by losses in equity indices and fixed income. Finally, quant macro strategies were also not profitable, posting losses in fixed income and equity indices and some partially offsetting gains in commodities and foreign exchange.
Overall, the Fund performed well in a dynamic market environment defined by persistent geopolitical risks, continued tariff and inflation concerns, and varying artificial intelligence expectations. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	London Gas Oil Futures +3.5%
↑	Gold Futures +2.1%
↑	Norwegian Krone Forwards +1.7%
↑	FTSE Taiwan Index Futures +1.3%
↑	Silver Futures +1.2%

Top Detractors
↓	Japanese Yen Forwards -2.4%
↓	Canadian 10-Year Bond Futures -2.2%
↓	Japanese 10-Year Bond Futures -2.2%
↓	U.S. 10-Year Treasury Note Futures -1.1%
↓	United Kingdom 3-Month SONIA Futures -1.1%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W841

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Class A Shares of the Fund and assumes the maximum sales charge. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)**	8.55	8.64	5.53
Class A (with sales charge)**	4.72	7.86	5.15
S&P 500 Total Return Index	20.38	12.79	15.37
Barclay BTOP50 Index	18.28	6.91	4.31
SG CTA Index	18.41	5.58	3.46
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,286,027,905
Number of Holdings	240
Net Advisory Fee	$33,469,612
Portfolio Turnover (excludes derivatives)	0%
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W841

WHAT DID THE FUND INVEST IN?  (as of August 31, 2026)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	70.3%
Euro-Bund (Short)	0.5%
NOK/USD FWD 20260916	0.4%
CHF/USD FWD 20260916	0.3%
Low Sulphur Gas Oil	0.3%
Australian Government 3 Year Bonds (Short)	0.3%
SEK/USD FWD 20260916	0.3%
NY Harbor ULSD	0.2%
AUD/USD FWD 20260916	0.2%
SGX FTSE Taiwan Index	0.1%

Component Risk Allocation (includes derivatives)**(% of portfolio risk)
Equities	34.3%
Fixed Income	24.7%
Commodities	23.6%
Currencies	17.4%
*	AUD - Australian Dollar CHF - Swiss Franc NOK - Norwegian Krone SEK - Swedish Krona USD - United States Dollar
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2026, Campbell updated its Amended and Restated Expense Limitation and Reimbursement Agreement to waive Acquired Fund Fees and Expenses until at least December 31, 2027. Fund materials were supplemented accordingly.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective March 30, 2026, Campbell promoted Philippe Pradel to Chief Compliance Officer and Deputy General Counsel. Tom Lloyd, who has served as Campbell’s General Counsel for over 20 years, and Chief Compliance Officer for most of that period, will remain as General Counsel.
CHANGES IN ACCOUNTANTS
As of  May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W841

Campbell Systematic Macro Fund
Class C | EBSCX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$286	2.75%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the Period,  underperforming the benchmark SG CTA Index which returned +18.41% over the same period.
The exposures affecting performance included gains in commodity and equity index futures alongside foreign exchange forwards and losses in fixed income futures. The Fund’s positioning was dynamic during the Period; it maintained a net long positioning in equity index and commodity futures for the majority of the Period and held varied positioning in fixed income futures and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Momentum strategies were the most profitable during the Period, with gains in equity indices, commodities, and foreign exchange; and losses in fixed income. Short-term strategies posted modest losses, as gains in commodities and foreign exchange were more than offset by losses in equity indices and fixed income. Finally, quant macro strategies were also not profitable, posting losses in fixed income and equity indices and some partially offsetting gains in commodities and foreign exchange.
Overall, the Fund performed well in a dynamic market environment defined by persistent geopolitical risks, continued tariff and inflation concerns, and varying artificial intelligence expectations. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	London Gas Oil Futures +3.5%
↑	Gold Futures +2.1%
↑	Norwegian Krone Forwards +1.7%
↑	FTSE Taiwan Index Futures +1.3%
↑	Silver Futures +1.2%

Top Detractors
↓	Japanese Yen Forwards -2.4%
↓	Canadian 10-Year Bond Futures -2.2%
↓	Japanese 10-Year Bond Futures -2.2%
↓	U.S. 10-Year Treasury Note Futures -1.1%
↓	United Kingdom 3-Month SONIA Futures -1.1%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W817

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Class C Shares of the Fund and assumes the maximum sales charge. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)**	7.77	7.81	4.74
Class C (with sales charge)**	6.77	7.81	4.74
S&P 500 Total Return Index	20.38	12.79	15.37
Barclay BTOP50 Index	18.28	6.91	4.31
SG CTA Index	18.41	5.58	3.46
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,286,027,905
Number of Holdings	240
Net Advisory Fee	$33,469,612
Portfolio Turnover (excludes derivatives)	0%
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W817

WHAT DID THE FUND INVEST IN?  (as of August 31, 2026)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	70.3%
Euro-Bund (Short)	0.5%
NOK/USD FWD 20260916	0.4%
CHF/USD FWD 20260916	0.3%
Low Sulphur Gas Oil	0.3%
Australian Government 3 Year Bonds (Short)	0.3%
SEK/USD FWD 20260916	0.3%
NY Harbor ULSD	0.2%
AUD/USD FWD 20260916	0.2%
SGX FTSE Taiwan Index	0.1%

Component Risk Allocation (includes derivatives)**(% of portfolio risk)
Equities	34.3%
Fixed Income	24.7%
Commodities	23.6%
Currencies	17.4%
*	AUD - Australian Dollar CHF - Swiss Franc NOK - Norwegian Krone SEK - Swedish Krona USD - United States Dollar
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2026, Campbell updated its Amended and Restated Expense Limitation and Reimbursement Agreement to waive Acquired Fund Fees and Expenses until at least December 31, 2027. Fund materials were supplemented accordingly.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective March 30, 2026, Campbell promoted Philippe Pradel to Chief Compliance Officer and Deputy General Counsel. Tom Lloyd, who has served as Campbell’s General Counsel for over 20 years, and Chief Compliance Officer for most of that period, will remain as General Counsel.
CHANGES IN ACCOUNTANTS
As of  May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W817

Campbell Systematic Macro Fund
Class I | EBSIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$183	1.75%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund produced net gains during the Period,  underperforming the benchmark SG CTA Index which returned +18.41% over the same period.
The exposures affecting performance included gains in commodity and equity index futures alongside foreign exchange forwards and losses in fixed income futures. The Fund’s positioning was dynamic during the Period; it maintained a net long positioning in equity index and commodity futures for the majority of the Period and held varied positioning in fixed income futures and foreign exchange forwards.
From a strategy perspective, the Fund trades a variety of systematic models which are grouped into momentum, quant macro, and short-term. Momentum strategies were the most profitable during the Period, with gains in equity indices, commodities, and foreign exchange; and losses in fixed income. Short-term strategies posted modest losses, as gains in commodities and foreign exchange were more than offset by losses in equity indices and fixed income. Finally, quant macro strategies were also not profitable, posting losses in fixed income and equity indices and some partially offsetting gains in commodities and foreign exchange.
Overall, the Fund performed well in a dynamic market environment defined by persistent geopolitical risks, continued tariff and inflation concerns, and varying artificial intelligence expectations. We continue to focus on making ongoing improvements to the portfolio and look forward to the opportunities to come.

Top Contributors
↑	London Gas Oil Futures +3.5%
↑	Gold Futures +2.1%
↑	Norwegian Krone Forwards +1.7%
↑	FTSE Taiwan Index Futures +1.3%
↑	Silver Futures +1.2%

Top Detractors
↓	Japanese Yen Forwards -2.4%
↓	Canadian 10-Year Bond Futures -2.2%
↓	Japanese 10-Year Bond Futures -2.2%
↓	U.S. 10-Year Treasury Note Futures -1.1%
↓	United Kingdom 3-Month SONIA Futures -1.1%
Campbell Systematic Macro Fund	PAGE 1	TSR-AR-74933W833

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Class I Shares of the Fund. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)**	8.85	8.90	5.80
S&P 500 Total Return Index	20.38	12.79	15.37
Barclay BTOP50 Index	18.28	6.91	4.31
SG CTA Index	18.41	5.58	3.46
Visit https://www.campbell.com/systematicmacro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,286,027,905
Number of Holdings	240
Net Advisory Fee	$33,469,612
Portfolio Turnover (excludes derivatives)	0%
Campbell Systematic Macro Fund	PAGE 2	TSR-AR-74933W833

WHAT DID THE FUND INVEST IN?  (as of August 31, 2026)

Top 10 Holdings*	(% of net assets)
United States Treasury Bill	70.3%
Euro-Bund (Short)	0.5%
NOK/USD FWD 20260916	0.4%
CHF/USD FWD 20260916	0.3%
Low Sulphur Gas Oil	0.3%
Australian Government 3 Year Bonds (Short)	0.3%
SEK/USD FWD 20260916	0.3%
NY Harbor ULSD	0.2%
AUD/USD FWD 20260916	0.2%
SGX FTSE Taiwan Index	0.1%

Component Risk Allocation (includes derivatives)**(% of portfolio risk)
Equities	34.3%
Fixed Income	24.7%
Commodities	23.6%
Currencies	17.4%
*	AUD - Australian Dollar CHF - Swiss Franc NOK - Norwegian Krone SEK - Swedish Krona USD - United States Dollar
**	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2026, Campbell updated its Amended and Restated Expense Limitation and Reimbursement Agreement to waive Acquired Fund Fees and Expenses until at least December 31, 2027. Fund materials were supplemented accordingly.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective March 30, 2026, Campbell promoted Philippe Pradel to Chief Compliance Officer and Deputy General Counsel. Tom Lloyd, who has served as Campbell’s General Counsel for over 20 years, and Chief Compliance Officer for most of that period, will remain as General Counsel.
CHANGES IN ACCOUNTANTS
As of  May 14, 2025, the Fund engaged the services of independent registered public accounting firm PricewaterhouseCoopers LLP, replacing Ernst & Young LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.campbell.com/systematicmacro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you prefer that your Fund documents not be householded, please contact the Fund at 1-844-261-6488, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Campbell Systematic Macro Fund	PAGE 3	TSR-AR-74933W833

Emerald Growth Fund
Class A | HSPGX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Emerald Growth Fund (the “Fund”) for the period of May 1, 2026, to August 31, 2026(the “Current Reporting Period”). You can find additional information about the Fund at https://www.teamemeraldfunds.com/emerald-growth-fund/. You can also request this information by contacting us at 855-828-9909.
This report describes changes to the Fund that occurred during the Current Reporting Period.
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? *  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class A	$32	0.94%
*	Amount shown reflects the Fund’s expenses for the Current Reporting Period. Expenses would have been higher had the amount shown reflected the entire fiscal year ended August 31, 2026.
**	Annualized
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing four-month period 5/1/2026 – 8/31/2026, the Emerald Growth Fund trailed the Russell 2000 Growth benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Surging Treasury yields, rising energy prices, persistent inflation, competition for credit, geopolitics and another bout of AI angst dominated the market narrative over the trailing period. At the sector level, performance was most challenged within the energy, financial, consumer discretionary, technology and healthcare sectors which detracted from return. These sources of weakness more than offset relative outperformance within the basic materials, industrials, and telecommunications sectors.
The energy sector was the largest detractor to performance as the Fund’s exposure to those companies within the oil equipment and services industry that are solving bottleneck problems for data centers by providing behind the meter power generation and water solutions were a headwind to performance. At the same time, the upward pressure on bond yields and elevated rate-hike expectations were notable headwinds for the rate-sensitive areas of the market and the Fund’s performance within the financials and consumer discretionary sectors. At the industry level, these challenges were most acute within the asset management, consumer lending, banking, specialty retail and apparel industries, which detracted from return. Holdings and positioning within the technology and healthcare sectors also detracted from the Fund’s performance for the period. At the industry level, the challenges were most pronounced within the computer services, semiconductor, and biotechnology industries which were the greatest sources of relative underperformance.
Partially offsetting the above was stock selection driven relative outperformance within the basic materials, industrials and telecommunications sectors. Within these sectors, holdings within the diversified chemicals, aerospace and telecommunications equipment industries were the largest positive contributors to performance.
As of the end of August, 2026, the Fund held the largest overweight positions in the  financials, technology, industrials, telecommunications, and consumer discretionary sectors.
POSITIONING

Top Contributors
↑	Bloom Energy (BE)
↑	Lumentum Holdings Inc. (LITE)
↑	TTM Technologies Inc. (TTMI)
Emerald Growth Fund	PAGE 1	TSR-AR-74933W122

Top Detractors
↓	Vital Farms, Inc. (VITL)
↓	Varonis Systems, Inc. (VRNS)
↓	Ollie’s Bargain Outlet Holdings (OLLI)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual TOTAL RETURN (%)

	5/01/2026- 8/31/2026	1 Year	5 Year	10 Year
Class A (without sales charge)	3.40	38.01	10.38	14.27
Class A (with sales charge)	-1.51	31.44	9.31	13.71
Russell 2000 Growth Total Return Index	4.88	23.25	5.04	10.66
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84
*	Effective as of the close of business on June 5, 2026, the Fund acquired all the assets and liabilities of the Emerald Growth Fund (the “Predecessor Fund”), a series of the Financial Investors Trust (the “Reorganization”). Performance information shown prior to the closing of the Reorganization is that of the Predecessor Fund. The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,438,012,686
Number of Holdings	126
Net Advisory Fee	$2,583,167
Portfolio Turnover	31%
Emerald Growth Fund	PAGE 2	TSR-AR-74933W122

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	20.5%
Industrials	19.3%
Technology	18.1%
Consumer Discretionary	12.0%
Financials	10.5%
Exchange Traded Funds	6.4%
Energy	3.4%
Basic Materials	2.6%
Telecommunications	2.6%
Cash & Other	4.6%

Top 10 Holdings	(% of Net Assets)
F/m Emerald Life Sciences Innovation ETF	6.4%
Travere Therapeutics, Inc.	2.1%
InterDigital, Inc.	2.1%
AAR Corp.	1.9%
VSE Corp.	1.8%
Sensient Technologies Corp.	1.7%
Corcept Therapeutics, Inc.	1.6%
Axos Financial, Inc.	1.5%
Mercury Systems, Inc.	1.5%
CECO Environmental Corp.	1.4%
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund in a tax-free reorganization. The Fund commenced investment operations on June 8, 2026, and is the successor to the Predecessor Fund. Performance and accounting history prior to the closing of the Reorganization is that of the Predecessor Fund.
During the Current Reporting Period, the Fund changed its fiscal year end from April 30 to August 31.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.teamemeraldfunds.com/emerald-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 855-828-9909, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Emerald Growth Fund	PAGE 3	TSR-AR-74933W122

Emerald Growth Fund
Class C | HSPCX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Emerald Growth Fund (the “Fund”) for the period of May 1, 2026, to August 31, 2026(the “Current Reporting Period”). You can find additional information about the Fund at https://www.teamemeraldfunds.com/emerald-growth-fund/. You can also request this information by contacting us at 855-828-9909.
This report describes changes to the Fund that occurred during the Current Reporting Period.
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? *  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class C	$56	1.63%
*	Amount shown reflects the Fund’s expenses for the Current Reporting Period. Expenses would have been higher had the amount shown reflected the entire fiscal year ended August 31, 2026.
**	Annualized
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing four-month period 5/1/2026 – 8/31/2026, the Emerald Growth Fund trailed the Russell 2000 Growth benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Surging Treasury yields, rising energy prices, persistent inflation, competition for credit, geopolitics and another bout of AI angst dominated the market narrative over the trailing period. At the sector level, performance was most challenged within the energy, financial, consumer discretionary, technology and healthcare sectors which detracted from return. These sources of weakness more than offset relative outperformance within the basic materials, industrials, and telecommunications sectors.
The energy sector was the largest detractor to performance as the Fund’s exposure to those companies within the oil equipment and services industry that are solving bottleneck problems for data centers by providing behind the meter power generation and water solutions were a headwind to performance. At the same time, the upward pressure on bond yields and elevated rate-hike expectations were notable headwinds for the rate-sensitive areas of the market and the Fund’s performance within the financials and consumer discretionary sectors. At the industry level, these challenges were most acute within the asset management, consumer lending, banking, specialty retail and apparel industries, which detracted from return. Holdings and positioning within the technology and healthcare sectors also detracted from the Fund’s performance for the period. At the industry level, the challenges were most pronounced within the computer services, semiconductor, and biotechnology industries which were the greatest sources of relative underperformance.
Partially offsetting the above was stock selection driven relative outperformance within the basic materials, industrials and telecommunications sectors. Within these sectors, holdings within the diversified chemicals, aerospace and telecommunications equipment industries were the largest positive contributors to performance.
As of the end of August, 2026, the Fund held the largest overweight positions in the  financials, technology, industrials, telecommunications, and consumer discretionary sectors.
POSITIONING

Top Contributors
↑	Bloom Energy (BE)
↑	Lumentum Holdings Inc. (LITE)
↑	TTM Technologies Inc. (TTMI)
Emerald Growth Fund	PAGE 1	TSR-AR-74938Y404

Top Detractors
↓	Vital Farms, Inc. (VITL)
↓	Varonis Systems, Inc. (VRNS)
↓	Ollie’s Bargain Outlet Holdings (OLLI)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual TOTAL RETURN (%)

	5/01/2026- 8/31/2026	1 Year	5 Year	10 Year
Class C (without sales charge)	3.19	36.99	9.63	13.51
Class C (with sales charge)	2.56	36.21	9.63	13.51
Russell 2000 Growth Total Return Index	4.88	23.25	5.04	10.66
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84
Visit https://www.teamemeraldfunds.com/emerald-growth-fund/ for more recent performance information.
*	Effective as of the close of business on June 5, 2026, the Fund acquired all the assets and liabilities of the Emerald Growth Fund (the “Predecessor Fund”), a series of the Financial Investors Trust (the “Reorganization”). Performance information shown prior to the closing of the Reorganization is that of the Predecessor Fund. The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,438,012,686
Number of Holdings	126
Net Advisory Fee	$2,583,167
Portfolio Turnover	31%
Emerald Growth Fund	PAGE 2	TSR-AR-74938Y404

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	20.5%
Industrials	19.3%
Technology	18.1%
Consumer Discretionary	12.0%
Financials	10.5%
Exchange Traded Funds	6.4%
Energy	3.4%
Basic Materials	2.6%
Telecommunications	2.6%
Cash & Other	4.6%

Top 10 Holdings	(% of Net Assets)
F/m Emerald Life Sciences Innovation ETF	6.4%
Travere Therapeutics, Inc.	2.1%
InterDigital, Inc.	2.1%
AAR Corp.	1.9%
VSE Corp.	1.8%
Sensient Technologies Corp.	1.7%
Corcept Therapeutics, Inc.	1.6%
Axos Financial, Inc.	1.5%
Mercury Systems, Inc.	1.5%
CECO Environmental Corp.	1.4%
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund in a tax-free reorganization. The Fund commenced investment operations on June 8, 2026, and is the successor to the Predecessor Fund. Performance and accounting history prior to the closing of the Reorganization is that of the Predecessor Fund.
During the Current Reporting Period, the Fund changed its fiscal year end from April 30 to August 31.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.teamemeraldfunds.com/emerald-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 855-828-9909, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Emerald Growth Fund	PAGE 3	TSR-AR-74938Y404

Emerald Growth Fund
Institutional Class | FGROX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Emerald Growth Fund (the “Fund”) for the period of May 1, 2026, to August 31, 2026(the “Current Reporting Period”). You can find additional information about the Fund at https://www.teamemeraldfunds.com/emerald-growth-fund/. You can also request this information by contacting us at 855-828-9909.
This report describes changes to the Fund that occurred during the Current Reporting Period.
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? *  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Institutional Class	$20	0.59%
*	Amount shown reflects the Fund’s expenses for the Current Reporting Period. Expenses would have been higher had the amount shown reflected the entire fiscal year ended August 31, 2026.
**	Annualized
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing four-month period 5/1/2026 – 8/31/2026, the Emerald Growth Fund trailed the Russell 2000 Growth benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Surging Treasury yields, rising energy prices, persistent inflation, competition for credit, geopolitics and another bout of AI angst dominated the market narrative over the trailing period. At the sector level, performance was most challenged within the energy, financial, consumer discretionary, technology and healthcare sectors which detracted from return. These sources of weakness more than offset relative outperformance within the basic materials, industrials, and telecommunications sectors.
The energy sector was the largest detractor to performance as the Fund’s exposure to those companies within the oil equipment and services industry that are solving bottleneck problems for data centers by providing behind the meter power generation and water solutions were a headwind to performance. At the same time, the upward pressure on bond yields and elevated rate-hike expectations were notable headwinds for the rate-sensitive areas of the market and the Fund’s performance within the financials and consumer discretionary sectors. At the industry level, these challenges were most acute within the asset management, consumer lending, banking, specialty retail and apparel industries, which detracted from return. Holdings and positioning within the technology and healthcare sectors also detracted from the Fund’s performance for the period. At the industry level, the challenges were most pronounced within the computer services, semiconductor, and biotechnology industries which were the greatest sources of relative underperformance.
Partially offsetting the above was stock selection driven relative outperformance within the basic materials, industrials and telecommunications sectors. Within these sectors, holdings within the diversified chemicals, aerospace and telecommunications equipment industries were the largest positive contributors to performance.
As of the end of August, 2026, the Fund held the largest overweight positions in the  financials, technology, industrials, telecommunications, and consumer discretionary sectors.

Top Contributors
↑	Bloom Energy (BE)
↑	Lumentum Holdings Inc. (LITE)
↑	TTM Technologies Inc. (TTMI)
Emerald Growth Fund	PAGE 1	TSR-AR-74938Y503

Top Detractors
↓	Vital Farms, Inc. (VITL)
↓	Varonis Systems, Inc. (VRNS)
↓	Ollie’s Bargain Outlet Holdings (OLLI)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual TOTAL RETURN (%)

	5/01/2026- 8/31/2026	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	3.52	38.42	10.67	14.60
Russell 2000 Growth Total Return Index	4.88	23.25	5.04	10.66
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84
Visit https://www.teamemeraldfunds.com/emerald-growth-fund/ for more recent performance information.
*	Effective as of the close of business on June 5, 2026, the Fund acquired all the assets and liabilities of the Emerald Growth Fund (the “Predecessor Fund”), a series of the Financial Investors Trust (the “Reorganization”). Performance information shown prior to the closing of the Reorganization is that of the Predecessor Fund. The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,438,012,686
Number of Holdings	126
Net Advisory Fee	$2,583,167
Portfolio Turnover	31%
Emerald Growth Fund	PAGE 2	TSR-AR-74938Y503

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	20.5%
Industrials	19.3%
Technology	18.1%
Consumer Discretionary	12.0%
Financials	10.5%
Exchange Traded Funds	6.4%
Energy	3.4%
Basic Materials	2.6%
Telecommunications	2.6%
Cash & Other	4.6%

Top 10 Holdings	(% of Net Assets)
F/m Emerald Life Sciences Innovation ETF	6.4%
Travere Therapeutics, Inc.	2.1%
InterDigital, Inc.	2.1%
AAR Corp.	1.9%
VSE Corp.	1.8%
Sensient Technologies Corp.	1.7%
Corcept Therapeutics, Inc.	1.6%
Axos Financial, Inc.	1.5%
Mercury Systems, Inc.	1.5%
CECO Environmental Corp.	1.4%
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund in a tax-free reorganization. The Fund commenced investment operations on June 8, 2026, and is the successor to the Predecessor Fund. Performance and accounting history prior to the closing of the Reorganization is that of the Predecessor Fund.
During the Current Reporting Period, the Fund changed its fiscal year end from April 30 to August 31.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.teamemeraldfunds.com/emerald-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 855-828-9909, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Emerald Growth Fund	PAGE 3	TSR-AR-74938Y503

Emerald Growth Fund
Investor Class | FFGRX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Emerald Growth Fund (the “Fund”) for the period of May 1, 2026, to August 31, 2026(the “Current Reporting Period”). You can find additional information about the Fund at https://www.teamemeraldfunds.com/emerald-growth-fund/. You can also request this information by contacting us at 855-828-9909.
This report describes changes to the Fund that occurred during the Current Reporting Period.
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? *  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Investor Class	$31	0.90%
*	Amount shown reflects the Fund’s expenses for the Current Reporting Period. Expenses would have been higher had the amount shown reflected the entire fiscal year ended August 31, 2026.
**	Annualized
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD  AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing four-month period 5/1/2026 – 8/31/2026, the Emerald Growth Fund trailed the Russell 2000 Growth benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Surging Treasury yields, rising energy prices, persistent inflation, competition for credit, geopolitics and another bout of AI angst dominated the market narrative over the trailing period. At the sector level, performance was most challenged within the energy, financial, consumer discretionary, technology and healthcare sectors which detracted from return. These sources of weakness more than offset relative outperformance within the basic materials, industrials, and telecommunications sectors.
The energy sector was the largest detractor to performance as the Fund’s exposure to those companies within the oil equipment and services industry that are solving bottleneck problems for data centers by providing behind the meter power generation and water solutions were a headwind to performance. At the same time, the upward pressure on bond yields and elevated rate-hike expectations were notable headwinds for the rate-sensitive areas of the market and the Fund’s performance within the financials and consumer discretionary sectors. At the industry level, these challenges were most acute within the asset management, consumer lending, banking, specialty retail and apparel industries, which detracted from return. Holdings and positioning within the technology and healthcare sectors also detracted from the Fund’s performance for the period. At the industry level, the challenges were most pronounced within the computer services, semiconductor, and biotechnology industries which were the greatest sources of relative underperformance.
Partially offsetting the above was stock selection driven relative outperformance within the basic materials, industrials and telecommunications sectors. Within these sectors, holdings within the diversified chemicals, aerospace and telecommunications equipment industries were the largest positive contributors to performance.
As of the end of August, 2026, the Fund held the largest overweight positions in the  financials, technology, industrials, telecommunications, and consumer discretionary sectors.
POSITIONING

Top Contributors
↑	Bloom Energy (BE)
↑	Lumentum Holdings Inc. (LITE)
↑	TTM Technologies Inc. (TTMI)
Emerald Growth Fund	PAGE 1	TSR-AR-74938Y602

Top Detractors
↓	Vital Farms, Inc. (VITL)
↓	Varonis Systems, Inc. (VRNS)
↓	Ollie’s Bargain Outlet Holdings (OLLI)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Average Annual TOTAL RETURN (%)

	5/01/2026- 8/31/2026	1 Year	5 Year	10 Year
Investor Class (without sales charge)	3.42	37.99	10.30	14.21
Russell 2000 Growth Total Return Index	4.88	23.25	5.04	10.66
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84
Visit https://www.teamemeraldfunds.com/emerald-growth-fund/ for more recent performance information.
*	Effective as of the close of business on June 5, 2026, the Fund acquired all the assets and liabilities of the Emerald Growth Fund (the “Predecessor Fund”), a series of the Financial Investors Trust (the “Reorganization”). Performance information shown prior to the closing of the Reorganization is that of the Predecessor Fund. The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,438,012,686
Number of Holdings	126
Net Advisory Fee	$2,583,167
Portfolio Turnover	31%
Emerald Growth Fund	PAGE 2	TSR-AR-74938Y602

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	20.5%
Industrials	19.3%
Technology	18.1%
Consumer Discretionary	12.0%
Financials	10.5%
Exchange Traded Funds	6.4%
Energy	3.4%
Basic Materials	2.6%
Telecommunications	2.6%
Cash & Other	4.6%

Top 10 Holdings	(% of Net Assets)
F/m Emerald Life Sciences Innovation ETF	6.4%
Travere Therapeutics, Inc.	2.1%
InterDigital, Inc.	2.1%
AAR Corp.	1.9%
VSE Corp.	1.8%
Sensient Technologies Corp.	1.7%
Corcept Therapeutics, Inc.	1.6%
Axos Financial, Inc.	1.5%
Mercury Systems, Inc.	1.5%
CECO Environmental Corp.	1.4%
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.teamemeraldfunds.com/emerald-growth-fund/or upon request by contacting the Fund at 1-855-828-9909.
Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund in a tax-free reorganization. The Fund commenced investment operations on June 8, 2026, and is the successor to the Predecessor Fund. Performance and accounting history prior to the closing of the Reorganization is that of the Predecessor Fund.
During the Current Reporting Period, the Fund changed its fiscal year end from April 30 to August 31.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.teamemeraldfunds.com/emerald-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 855-828-9909, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Emerald Growth Fund	PAGE 3	TSR-AR-74938Y602

F/m US Treasury 3 Month Bill Fund- ETF Class Shares
TBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 3 Month Bill Fund - ETF Class Shares (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.fminvest.com/tbil. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 3.77% versus the Index’s return of 3.79%. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	3.77	4.48
ICE US Treasury Core Bond Index	1.21	1.30
ICE BofA 3 Month Treasury Bill	3.74	4.47
Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index	3.79	4.52
Visit https://www.fminvest.com/tbil for more recent performance information.
F/m US Treasury 3 Month Bill Fund	PAGE 1	TSR-AR-74933W452

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,193,791,413
Number of Holdings	2
Net Advisory Fee	$10,061,182
Portfolio Turnover	0%
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.62%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
Material Fund Changes:
Effective February 11, 2026, the Fund converted to a multi-class fund structure and its name changed to the F/m US Treasury 3 Month Bill Fund. The Fund now offers an exchange-traded class of shares (ETF Class Shares) that are listed and traded on a national securities exchange, as well as a mutual fund class of shares (Institutional Class Shares) that operate as a traditional mutual fund. The two share classes are offered through separate prospectuses. The ETF Class Shares, unlike the Institutional Class Shares, are not individually redeemable.  The ticker for the  ETF Class Shares remains Nasdaq: TBIL.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/tbil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 3 Month Bill Fund	PAGE 2	TSR-AR-74933W452

F/m US Treasury 6 Month Bill ETF
XBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.fminvest.com/xbil. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 6 Month Bill ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 3.73% versus the Index’s return of 3.79%. Dividends represented most of the return, with the price returning -0.34% for the year. The securities Fund’s lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/06/2023)
F/m US Treasury 6 Month Bill ETF	3.73	4.59
ICE US Treasury Core Bond Index	1.21	3.01
ICE BofA 6-Month US Treasury Bill Total Return Index	3.71	4.69
Bloomberg U.S. Treasury Bellwether: 6 Month Total Return USD Unhedged Index	3.79	4.76
Visit https://www.fminvest.com/xbil for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 6 Month Bill ETF	PAGE 1	TSR-AR-74933W460

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$747,586,380
Number of Holdings	2
Net Advisory Fee	$1,152,345
Portfolio Turnover	0%
30-Day SEC Yield	3.76%
30-Day SEC Yield Unsubsidized	3.76%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/xbil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 6 Month Bill ETF	PAGE 2	TSR-AR-74933W460

F/m US Treasury 12 Month Bill ETF
OBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).    You can find additional information about the Fund at https://www.fminvest.com/obil. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 12 Month Bill ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 3.41% versus the Index’s return of 3.53%. Dividends represented the majority of the returns, with the price returning -0.56% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/14/2022)
F/m US Treasury 12 Month Bill ETF	3.41	4.31
ICE US Treasury Core Bond Index	1.21	2.98
ICE BofA US 1-Year Treasury Bill Total Return Index	3.38	4.33
Bloomberg U.S. Treasury Bellwether: 1 Year Total Return USD Unhedged Index	3.53	4.51
Visit https://www.fminvest.com/obil for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 12 Month Bill ETF	PAGE 1	TSR-AR-74933W478

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$309,919,521
Number of Holdings	1
Net Advisory Fee	$459,096
Portfolio Turnover	0%
30-Day SEC Yield	3.92%
30-Day SEC Yield Unsubsidized	3.92%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/obil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 12 Month Bill ETF	PAGE 2	TSR-AR-74933W478

F/m US Treasury 2 Year Note ETF
UTWO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).You can find additional information about the Fund at https://www.fminvest.com/utwo. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 2 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 2.18% versus the Index’s return of 2.30%. Dividends represented the majority of the return, with the price returning -1.67% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 2 Year Note ETF	2.18	2.91
ICE US Treasury Core Bond Index	1.21	1.30
ICE BofA U.S. Treasury Current 2 Yr TR	2.22	2.93
Bloomberg U.S. Treasury Bellwether: 2 Year Total Return USD Unhedged Index	2.30	3.03
Visit https://www.fminvest.com/utwo for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 2 Year Note ETF	PAGE 1	TSR-AR-74933W486

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$491,622,042
Number of Holdings	1
Net Advisory Fee	$632,675
Portfolio Turnover	1,204%
30-Day SEC Yield	4.17%
30-Day SEC Yield Unsubsidized	4.17%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utwo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 2 Year Note ETF	PAGE 2	TSR-AR-74933W486

F/m US Treasury 3 Year Note ETF
UTRE (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.fminvest.com/utre. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 3 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (the “Index”). The Fund performed well for the year, returning 1.35% versus the Index’s return of 1.54%. Dividends represented the majority of the return, with the price returning -2.43% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 3 Year Note ETF	1.35	3.14
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 3-Year US Treasury Total Return Index	1.37	3.17
Bloomberg U.S. Treasury Bellwether: 3 Year Total Return USD Unhedged Index	1.54	3.34
Visit https://www.fminvest.com/utre for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 3 Year Note ETF	PAGE 1	TSR-AR-74933W494

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$10,719,768
Number of Holdings	1
Net Advisory Fee	$15,435
Portfolio Turnover	1,123%
30-Day SEC Yield	4.20%
30-Day SEC Yield Unsubsidized	4.20%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utre.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 3 Year Note ETF	PAGE 2	TSR-AR-74933W494

F/m US Treasury 5 Year Note ETF
UFIV (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.fminvest.com/ufiv. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 5 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 5Y Total Return Index Unhedged USD Index (the “Index”). The Fund performed well in a challenging rate environment, returning 0.14% versus the Index’s return of 0.33%. Dividends represented the majority of the returns, with the price returning -3.68% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 5 Year Note ETF	0.14	2.43
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 5-Year US Treasury Total Return Index	0.25	2.50
Bloomberg U.S. Treasury Bellwether: 5 Year Total Return USD Unhedged Index	0.33	2.61
Visit https://www.fminvest.com/ufiv for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 5 Year Note ETF	PAGE 1	TSR-AR-74933W510

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$30,486,349
Number of Holdings	1
Net Advisory Fee	$45,785
Portfolio Turnover	1,090%
30-Day SEC Yield	4.31%
30-Day SEC Yield Unsubsidized	4.31%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ufiv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 5 Year Note ETF	PAGE 2	TSR-AR-74933W510

F/m US Treasury 7 Year Note ETF
USVN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.fminvest.com/usvn. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 7 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (the “Index”). The Fund performed well in a challenging rate environment, returning 0.08% versus the Index’s return of 0.24%. Dividends represented the majority of the returns, with the price returning -3.93% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 7 Year Note ETF	0.08	1.98
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 7-Year US Treasury Total Return Index	0.08	1.98
Bloomberg U.S. Treasury Bellwether: 7 Year Total Return USD Unhedged Index	0.24	2.15
Visit https://www.fminvest.com/usvn for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 7 Year Note ETF	PAGE 1	TSR-AR-74933W528

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,018,852
Number of Holdings	1
Net Advisory Fee	$12,457
Portfolio Turnover	1,090%
30-Day SEC Yield	4.45%
30-Day SEC Yield Unsubsidized	4.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/usvn.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 7 Year Note ETF	PAGE 2	TSR-AR-74933W528

F/m US Treasury 10 Year Note ETF
UTEN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.fminvest.com/uten. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 10 Year Note ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index (the “Index”). The Fund performed well in a challenging rate environment, returning 0.28% versus the Index’s return of 0.34%. Dividends represented the majority of the returns, with the price returning -3.99% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/08/2022)
F/m US Treasury 10 Year Note ETF	0.28	-0.23
ICE US Treasury Core Bond Index	1.21	1.30
ICE BofA Current 10-Year US Treasury Total Return Index	0.20	-0.19
Bloomberg U.S. Treasury Bellwether: 10 Year Total Return USD Unhedged Index	0.34	-0.04
Visit https://www.fminvest.com/uten for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 10 Year Note ETF	PAGE 1	TSR-AR-74933W536

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$267,528,390
Number of Holdings	1
Net Advisory Fee	$400,836
Portfolio Turnover	423%
30-Day SEC Yield	4.61%
30-Day SEC Yield Unsubsidized	4.61%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/uten.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 10 Year Note ETF	PAGE 2	TSR-AR-74933W536

F/m US Treasury 20 Year Bond ETF
UTWY (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.fminvest.com/utwy. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 20 Year Bond ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (the “Index”). The Fund performed well in a challenging rate environment, returning –0.21% versus the Index’s return of -0.09%. Dividends represented the majority of the return, with the price returning -5.07% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 20 Year Bond ETF	-0.21	-1.33
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 20-Year US Treasury Total Return Index	-0.18	-1.35
Bloomberg U.S. Treasury Bellwether: 20 Year Total Return USD Unhedged Index	-0.09	-1.21
Visit https://www.fminvest.com/utwy for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 20 Year Bond ETF	PAGE 1	TSR-AR-74933W544

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$8,221,422
Number of Holdings	1
Net Advisory Fee	$13,175
Portfolio Turnover	390%
30-Day SEC Yield	5.15%
30-Day SEC Yield Unsubsidized	5.15%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/utwy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 20 Year Bond ETF	PAGE 2	TSR-AR-74933W544

F/m US Treasury 30 Year Bond ETF
UTHY (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.fminvest.com/uthy. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m US Treasury 30 Year Bond ETF	$15	0.15%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (the “Index”). The Fund performed well in a challenging rate environment, returning -0.39% versus the Index’s return of -0.17%. Dividends represented the majority of the return, with the price returning -5.22% for the year. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/27/2023)
F/m US Treasury 30 Year Bond ETF	-0.39	-3.06
ICE US Treasury Core Bond Index	1.21	2.23
ICE BofA Current 30-Year US Treasury Total Return Index	-0.33	-3.06
Bloomberg U.S. Treasury Bellwether: 30 Year Total Return USD Unhedged Index	-0.17	-2.85
Visit https://www.fminvest.com/uthy for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m US Treasury 30 Year Bond ETF	PAGE 1	TSR-AR-74933W551

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$192,938,385
Number of Holdings	1
Net Advisory Fee	$84,336
Portfolio Turnover	435%
30-Day SEC Yield	5.15%
30-Day SEC Yield Unsubsidized	5.15%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/uthy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 30 Year Bond ETF	PAGE 2	TSR-AR-74933W551

F/m 2-Year Investment Grade Corporate Bond ETF
ZTWO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.    You can find additional information about the Fund at https://www.fminvest.com/ztwo. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 2-Year Investment Grade Corporate Bond ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 2 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund had decent performance for the year, returning 3.18% versus the Index at 3.48%. Dividends represented all of the return, with the price return detracting -1.26% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 2-Year Investment Grade Corporate Bond ETF NAV	3.18	4.69
ICE BofA US Corporate Index	2.03	4.18
Bloomberg US Liquid Corporate 2 Year Maturity Index	3.48	5.03
Visit https://www.fminvest.com/ztwo for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W429

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$18,077,171
Number of Holdings	453
Net Advisory Fee	$28,623
Portfolio Turnover	72%
30-Day SEC Yield	4.63%
30-Day SEC Yield Unsubsidized	4.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DuPont de Nemours, Inc.	0.2%
Fox Corp.	0.2%
Kroger Co.	0.2%
Digital Realty Trust LP	0.2%
QUALCOMM, Inc.	0.2%
PepsiCo, Inc.	0.2%
Targa Resources Corp.	0.2%
Ventas Realty LP	0.2%
CubeSmart LP	0.2%
John Deere Capital Corp.	0.2%

Top Sectors	(% of Net Assets)
Financials	31.7%
Industrials	11.2%
Utilities	9.8%
Health Care	8.8%
Technology	8.1%
Consumer Discretionary	7.3%
Consumer Staples	7.2%
Energy	6.2%
Materials	5.5%
Cash & Other	4.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztwo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 2-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W429

F/m 3-Year Investment Grade Corporate Bond ETF
ZTRE (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.  You can find additional information about the Fund at https://www.fminvest.com/ztre. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 3-Year Investment Grade Corporate Bond ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 3 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund had decent performance for the year, returning 2.63% versus the Index at 2.89%. Dividends represented all of the positive return, with the price return detracting -2.01% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 3-Year Investment Grade Corporate Bond ETF NAV	2.63	4.77
ICE BofA US Corporate Index	2.03	4.18
Bloomberg US Liquid Corporate 3 Year Maturity Index	2.89	5.10
Visit https://www.fminvest.com/ztre for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W395

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$42,237,651
Number of Holdings	476
Net Advisory Fee	$60,671
Portfolio Turnover	88%
30-Day SEC Yield	4.84%
30-Day SEC Yield Unsubsidized	4.84%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Las Vegas Sands Corp.	0.2%
Kinder Morgan, Inc.	0.2%
Diamondback Energy, Inc.	0.2%
NLG Global Funding	0.2%
Juniper Networks, Inc.	0.2%
Blackstone Holdings Finance Co. LLC	0.2%
Canadian Imperial Bank of Commerce	0.2%
Lincoln Financial Global Funding	0.2%
AS Mileage Plan IP Ltd.	0.2%
Jefferies Financial Group, Inc.	0.2%

Top Sectors	(% of Net Assets)
Financials	33.5%
Industrials	10.2%
Energy	8.7%
Technology	8.7%
Consumer Discretionary	8.4%
Health Care	8.5%
Utilities	8.3%
Consumer Staples	5.0%
Materials	4.2%
Communications	3.5%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztre.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 3-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W395

F/m 10-Year Investment Grade Corporate Bond ETF
ZTEN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.  You can find additional information about the Fund at https://www.fminvest.com/zten. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m 10-Year Investment Grade Corporate Bond ETF	$15	0.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  seeks to track the investments of an index composed of U.S. dollar denominated, investment-grade corporate bonds, as represented by the Bloomberg US Liquid Corporate 10 Year Maturity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively have an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund had decent performance for the year, returning 2.13% versus the Index at 2.14%. Dividends represented all of the positive return, with the price return detracting –3.20% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
F/m 10-Year Investment Grade Corporate Bond ETF NAV	2.13	4.62
ICE BofA US Corporate Index	2.03	4.18
Bloomberg US Liquid Corporate 10 Year Maturity Index	2.14	4.84
Visit https://www.fminvest.com/zten for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 1	TSR-AR-74933W411

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$29,540,519
Number of Holdings	244
Net Advisory Fee	$44,250
Portfolio Turnover	160%
30-Day SEC Yield	5.59%
30-Day SEC Yield Unsubsidized	5.59%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Kinder Morgan, Inc.	0.4%
Accenture Capital, Inc.	0.4%
Caterpillar, Inc.	0.4%
PNC Financial Services Group, Inc.	0.4%
Principal Financial Group, Inc.	0.4%
Home Depot, Inc.	0.4%
HEICO Corp.	0.4%
Western Midstream Operating LP	0.4%
Travelers Cos., Inc.	0.4%
Plains All American Pipeline LP / PAA Finance Corp.	0.4%

Top Sectors	(% of Net Assets)
Financials	26.2%
Utilities	14.1%
Industrials	11.3%
Energy	10.5%
Technology	7.7%
Communications	7.3%
Health Care	6.8%
Materials	6.1%
Consumer Staples	4.9%
Cash & Other	5.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/zten.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m 10-Year Investment Grade Corporate Bond ETF	PAGE 2	TSR-AR-74933W411

Oakhurst Fixed Income Fund
Institutional Class Shares | OHFIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix/. You can also request this information by contacting us at 1-800-292-6775.
This report describes changes to the Fund that occurred during the period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the Period, the Fund  underperformed its index as yield curve positioning and technology-related issues detracted from the Fund’s performance. For the fiscal year, the Fund gained 1.29% and the Bloomberg Aggregate Bond Index added 1.89% on a total return basis. A flatter yield curve proved detrimental as the Fund had underweighted longer maturity bonds. The Fund’s focus on spread product, with its overweight positions in mortgage-backed securities, asset-backed securities, and corporate bonds, aided performance over the fiscal year due to the increased income and strong performance of these sectors. Having started the year with a duration slightly below that of the index, the Fund was able to minimize the impact of higher US Treasury yields in the intermediate and longer maturities.
As the year progressed, intermediate yields better reflected inflationary risks and Fund duration was extended to approximately match that of the index. Energy prices and the AI buildout have sparked inflationary concerns, prompting increased calls for rate hikes. Real yields, however, are compensating investors for this risk, thus providing support for duration approximating that of the index. Although yield spreads are narrow by historic standards, underlying fundamentals remain supportive and should reduce risks from both corporate bonds and securitized products.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class Shares (without sales charge)	1.29	0.23	1.86
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.40
Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
Oakhurst Fixed Income Fund	PAGE 1	TSR-AR-74933W320

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$99,804,852
Number of Holdings	140
Net Advisory Fee	$371,750
Portfolio Turnover	80%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	24.6%
Federal Home Loan Mortgage Corp.	14.2%
Federal National Mortgage Association	11.7%
Government National Mortgage Association	2.0%
Westlake Automobile Receivables Trust	1.1%
Tennessee Valley Authority	1.1%
Taco Bell Corp.	1.0%
QTS Issuer ABS I LLC	1.0%
DB Master Finance Parent LLC	1.0%
RCKT Mortgage Trust	0.9%

Top Sectors	(% of Net Assets)
Mortgage Securities	35.8%
Government	26.4%
Financials	9.1%
Asset Backed Securities	6.3%
Technology	5.6%
Utilities	3.8%
Energy	3.3%
Consumer Discretionary	2.8%
Communications	2.5%
Cash & Other	4.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/ohfix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Oakhurst Fixed Income Fund	PAGE 2	TSR-AR-74933W320

F/m Opportunistic Income ETF
ZHOG (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.  You can find additional information about the Fund at https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Opportunistic Income ETF	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund performed well for the fiscal year ending 8/31/26, generating a return of 3.32% versus a gain of 1.89% for the Bloomberg  U.S. Aggregate Bond Index. Fund performance benefitted from meaningful overweight allocations to corporate bonds, mortgage-backed securities, and asset-backed securities. The additional yield from these sectors contributed to the Fund’s outperformance, with a narrowing of yield spreads enabling them to produce better performance than government debt. A tactical move into municipal bonds added value, as did the allocation to the F/m High Yield 100 ETF (ZTOP). The Fund maintained a duration longer than that of the index during the fiscal year. While this interest rate positioning detracted from performance, the yield curve exposure, namely an overweight to intermediate bonds, lessened the impact from higher rates as the yield curve flattened. Overall security selection proved beneficial to the Fund’s fiscal year performance, though some technology-related holdings underperformed the broader market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/05/2023)
F/m Opportunistic Income ETF	3.32	6.08
Bloomberg U.S. Aggregate Bond Index	1.89	4.44
Visit https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m Opportunistic Income ETF	PAGE 1	TSR-AR-74933W445

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$46,250,968
Number of Holdings	61
Net Advisory Fee	$172,445
Portfolio Turnover	191%
30-Day SEC Yield	5.19%
30-Day SEC Yield Unsubsidized	5.19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	15.9%
F/m 3-Year Investment Grade Corporate Bond ETF	10.4%
F/m High Yield 100 ETF	9.8%
Federal National Mortgage Association	4.6%
JP Morgan Mortgage Trust	3.4%
Government National Mortgage Association	4.2%
Provident Funding Mortgage Trust	3.6%
Chase Mortgage Finance Corp.	2.9%
Sequoia Mortgage Trust	2.8%
WaMu Mortgage Pass Through Certificates	2.6%

Top Sectors	(% of Net Assets)
Mortgage Securities	34.2%
Government	15.9%
Financials	8.2%
Asset Backed Securities	5.6%
Energy	4.6%
Utilities	3.3%
Health Care	1.8%
Consumer Discretionary	1.7%
Information Technology	1.4%
Cash & Other	23.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Opportunistic Income ETF	PAGE 2	TSR-AR-74933W445

Emerald Large Cap Focused Fund (Formerly, F/m Investments Large Cap Focused Fund)
Institutional Class Shares | IAFLX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Emerald Large Cap Focused Fund (the “Fund”) for the period from September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds. You can also request this information by contacting us at 1-800-292-6775.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Emerald Large Cap Focused Fund’s Institutional Class Shares outpaced the Russell 1000 Growth Index (the Index), returning 22.26% net of fees versus 10.56% for the Index. Our disciplined quantACTIVe process, which pairs fundamental acceleration (FScore) and momentum (MScore) signals with bottom-up judgment were a tailwind to performance over the fiscal year.
The path to that result was not linear. The Fund opened the year ahead of the Index in September 2025, then trailed in the fourth quarter of 2025 and the first quarter of 2026, when its concentrated technology exposure weighed on relative returns. It outpaced sharply in the second quarter of 2026, returning 28.29% against 16.60% for the Index. Our adherence to the process through the  drawdown positioned the portfolio to capture the rebound.
Stock selection was the largest driver of the portfolio’s outperformance for the fiscal year, supported by a positive allocation effect. At the sector level, the portfolio exhibited strong relative outperformance from holdings within the information technology, consumer discretionary and consumer staples sectors, along with favorable allocation from an underweight to financials and real estate. The positive contribution from the aforementioned more than offset relative underperformance from stock selection within the industrials, materials, utilities and communication services sectors, as well as allocation headwinds from underweights to health care and energy and the portfolio’s cash and short-term Treasury position in a rising market.
The information technology sector was the portfolio’s largest positive contributor to return, driven by stock selection and an overweight position within the semiconductor, software and communications equipment industries. Thematically, companies positioned to benefit from AI-related data center capital spending, including accelerator and GPU designers, high-speed connectivity silicon, and memory and storage suppliers, were a strong tailwind to relative performance. Within software, strength in cybersecurity and data analytics platforms more than offset weakness in workflow software. Holdings within the communications equipment industry also contributed positively, as AI-driven capital expenditures provided a strong boost to companies supplying networking switches, lasers and optical components for datacenter applications. Our overweight to technology hardware, storage and peripherals was additive, although our holdings lagged the industry’s strongest memory and storage names.
Holdings within the consumer discretionary sector also contributed positively to performance, driven primarily by stock selection. At the industry level, the portfolio experienced its most significant relative outperformance within household durables and broadline retail, which more than offset weakness in footwear and apparel. In consumer staples, stock selection within food and convenience retail added to relative returns. Within communication services, a position in advertising technology partially offset weakness elsewhere in the sector.
The industrials sector was the largest detractor from relative performance, driven by stock selection in aerospace and defense, electrical equipment tied to power infrastructure, and air freight and logistics. Holdings within the entertainment
Emerald Large Cap Focused Fund	PAGE 1	TSR-AR-74933W288

and interactive media industries weighed on communication services, while specialty chemicals and copper holdings detracted within materials, more than offsetting a positive contribution from steel. Electric utility positions and capital markets holdings in financials also detracted. Finally, the portfolio’s limited exposure to health care, where pharmaceutical and biotechnology shares rallied, and to energy were headwinds to relative performance.

Top Detractors
↓	Meta Platforms, Inc.
↓	Netflix, Inc.
↓	ServiceNow, Inc.

Top Contributors
↑	Advanced Micro Devices, Inc.
↑	Astera Labs, Inc.
↑	Apple, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION? *
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Emerald Large Cap Focused Fund	PAGE 2	TSR-AR-74933W288

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
Institutional Class Shares (without sales charge)	22.26	14.14	18.86
S&P 500 TR	20.38	12.79	15.56
Russell 1000 Growth Total Return Index	10.56	11.85	18.10
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$96,788,768
Number of Holdings	22
Net Advisory Fee	$496,041
Portfolio Turnover	136%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	13.9%
NVIDIA Corp.	11.4%
First American Treasury Obligations Fund	6.4%
Microsoft Corp.	5.8%
Advanced Micro Devices, Inc.	5.4%
Broadcom, Inc.	4.8%
SharkNinja, Inc.	4.5%
Lumentum Holdings, Inc.	4.4%
Duke Energy Corp.	4.0%
Arista Networks, Inc.	3.8%

Top Sectors	(% of Net Assets)
Information Technology	50.1%
Technology	11.4%
Aerospace & Defense	4.6%
Home & Office Products	4.5%
Energy	4.0%
Communication Services	3.8%
Consumer Discretionary	3.7%
Apparel & Textile Products	3.5%
Cash & Other	14.4%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus dated December 31, 2025, as amended which is available at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds or upon request by contacting the Fund at 1-800-292-6775.

Effective July 24, 2026, F/m Investments LLC and Emerald Mutual Fund Advisers Trust became co-advisers of the Fund. Prior to July 24, 2026, F/m Investments LLC was the sole adviser to the Fund.
Effective August 31, 2026, the Fund changed its name from F/m Investments Large Cap Focused Fund to Emerald Large Cap Focused Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds.
Emerald Large Cap Focused Fund	PAGE 3	TSR-AR-74933W288

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Emerald Large Cap Focused Fund	PAGE 4	TSR-AR-74933W288

Emerald Large Cap Focused Fund (Formerly, F/m Investments Large Cap Focused Fund)
Investor Class | IAFMX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Emerald Large Cap Focused Fund (the “Fund”) for the period from September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds. You can also request this information by contacting us at 1-800-292-6775.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Emerald Large Cap Focused Fund’s Investor Class Shares outpaced the Russell 1000 Growth Index (the “Index”), returning 21.93% net of fees versus 10.56% for the Index. Our disciplined quantACTIVe process, which pairs fundamental acceleration (FScore) and momentum (MScore) signals with bottom-up judgment were a tailwind to performance over the fiscal year.
The path to that result was not linear. The Fund opened the year ahead of the Index in September 2025, then trailed in the fourth quarter of 2025 and the first quarter of 2026, when its concentrated technology exposure weighed on relative returns. It outpaced sharply in the second quarter of 2026, returning 28.28% against 16.60% for the Index. Our adherence to the process through the  drawdown positioned the portfolio to capture the rebound.
Stock selection was the largest driver of the portfolio’s outperformance for the fiscal year, supported by a positive allocation effect. At the sector level, the portfolio exhibited strong relative outperformance from holdings within the information technology, consumer discretionary and consumer staples sectors, along with favorable allocation from an underweight to financials and real estate. The positive contribution from the aforementioned more than offset relative underperformance from stock selection within the industrials, materials, utilities and communication services sectors, as well as allocation headwinds from underweights to health care and energy and the portfolio’s cash and short-term Treasury position in a rising market.
The information technology sector was the portfolio’s largest positive contributor to return, driven by stock selection and an overweight position within the semiconductor, software and communications equipment industries. Thematically, companies positioned to benefit from AI-related data center capital spending, including accelerator and GPU designers, high-speed connectivity silicon, and memory and storage suppliers, were a strong tailwind to relative performance. Within software, strength in cybersecurity and data analytics platforms more than offset weakness in workflow software. Holdings within the communications equipment industry also contributed positively, as AI-driven capital expenditures provided a strong boost to companies supplying networking switches, lasers and optical components for datacenter applications. Our overweight to technology hardware, storage and peripherals was additive, although our holdings lagged the industry’s strongest memory and storage names.
Holdings within the consumer discretionary sector also contributed positively to performance, driven primarily by stock selection. At the industry level, the portfolio experienced its most significant relative outperformance within household durables and broadline retail, which more than offset weakness in footwear and apparel. In consumer staples, stock selection within food and convenience retail added to relative returns. Within communication services, a position in advertising technology partially offset weakness elsewhere in the sector.
The industrials sector was the largest detractor from relative performance, driven by stock selection in aerospace and defense, electrical equipment tied to power infrastructure, and air freight and logistics. Holdings within the entertainment
Emerald Large Cap Focused Fund	PAGE 1	TSR-AR-74933W270

and interactive media industries weighed on communication services, while specialty chemicals and copper holdings detracted within materials, more than offsetting a positive contribution from steel. Electric utility positions and capital markets holdings in financials also detracted. Finally, the portfolio’s limited exposure to health care, where pharmaceutical and biotechnology shares rallied, and to energy were headwinds to relative performance.

Top Detractors
↓	Meta Platforms, Inc.
↓	Netflix, Inc.
↓	ServiceNow, Inc.

Top Contributors
↑	Advanced Micro Devices, Inc.
↑	Astera Labs, Inc.
↑	Apple, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION? *
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Emerald Large Cap Focused Fund	PAGE 2	TSR-AR-74933W270

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/03/2016)
Investor Class (without sales charge)	21.93	13.85	18.57
S&P 500 TR	20.38	12.79	15.56
Russell 1000 Growth Total Return Index	10.56	11.85	18.10
Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$96,788,768
Number of Holdings	22
Net Advisory Fee	$496,041
Portfolio Turnover	136%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	13.9%
NVIDIA Corp.	11.4%
First American Treasury Obligations Fund	6.4%
Microsoft Corp.	5.8%
Advanced Micro Devices, Inc.	5.4%
Broadcom, Inc.	4.8%
SharkNinja, Inc.	4.5%
Lumentum Holdings, Inc.	4.4%
Duke Energy Corp.	4.0%
Arista Networks, Inc.	3.8%

Top Sectors	(% of Net Assets)
Information Technology	50.1%
Technology	11.4%
Aerospace & Defense	4.6%
Home & Office Products	4.5%
Energy	4.0%
Communication Services	3.8%
Consumer Discretionary	3.7%
Apparel & Textile Products	3.5%
Cash & Other	14.4%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus dated December 31, 2025, as amended which is available at https://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds or upon request by contacting the Fund at 1-800-292-6775.

Effective July 24, 2026, F/m Investments LLC and Emerald Mutual Fund Advisers Trust became co-advisers of the Fund. Prior to July 24, 2026, F/m Investments LLC was the sole adviser to the Fund.
Effective August 31, 2026, the Fund changed its name from F/m Investments Large Cap Focused Fund to Emerald Large Cap Focused Fund.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visithttps://www.fminvest.com/mutual-funds/iafmx-iaflx-fm-investments-large-cap-focused-funds.
Emerald Large Cap Focused Fund	PAGE 3	TSR-AR-74933W270

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-292-6775, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Emerald Large Cap Focused Fund	PAGE 4	TSR-AR-74933W270

F/m Emerald Life Sciences Innovation ETF
LFSC | (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m Emerald Life Sciences Innovation ETF (the “Fund”) for the period from September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.emeraldetfs.com/lfsc/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Emerald Life Sciences Innovation ETF	$71	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s total return for the twelve months ended August 31, 2026 was 64.32% at  NAV, materially outpacing the benchmark Russell 3000 Health Care Index’s total return of 28.58%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The healthcare sector outperformed the broader market, with the healthcare sector of the Russell 3000 Index gaining 28.58% as compared to the Russell 3000 Index which returned 20.10%. The biotechnology industry led performance, with the biotechnology industry of the Russell 3000 (+66.18%) posting the strongest absolute returns within the sector. A strong biotech M&A backdrop, more stability at the FDA, a robust clinical catalyst pipeline, encouraging clinical progress, a solid pace of novel drug approvals by the FDA, and the ongoing successful commercialization of recently approved drugs have collectively contributed to the improving sentiment.
The Fund’s  outperformance was driven by a combination of strong stock selection and the portfolio’s relative overweight position to the biotechnology industry, which represented approximately 58.87% of the portfolio for the period. The Fund’s portfolio benefited from clinical development progress, new drug approvals by the FDA, and the continued strong pace of M&A for therapeutics companies. The strong performance of the portfolio’s molecular diagnostic holdings held inside of the biotechnology industry also contributed to the portfolio’s relative outperformance. Holdings and positioning within the medical equipment and healthcare services industries, which represented 17.67% and 3.08% respectively, of the portfolio on average for the period also contributed positively to performance.

Top Contributors
↑	Travere Therapeutics, Inc. (TVTX)
↑	Cogent Biosciences, Inc. (COGT)
↑	Spyre Therapeutics, Inc. (SYRE)

Top Detractors
↓	Soleno Therapeutics Inc. (SLNO)
↓	TransMedics Group, Inc. (TMDX)
↓	Wave Life Sciences, Inc. (WVE)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
F/m Emerald Life Sciences Innovation ETF	PAGE 1	TSR-AR-74933W221

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2024)
F/m Emerald Life Sciences Innovation ETF NAV	64.32	39.07
Russell 3000 Total Return Index	20.10	17.70
Russell 3000 Health Care Industry Total Return Index	28.58	10.65
Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$126,274,717
Number of Holdings	38
Net Advisory Fee	$520,610
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Travere Therapeutics, Inc.	8.7%
Corcept Therapeutics, Inc.	6.7%
Spyre Therapeutics, Inc.	6.7%
LivaNova PLC	6.6%
Cogent Biosciences, Inc.	6.5%
Mirum Pharmaceuticals, Inc.	4.3%
BillionToOne, Inc.	3.9%
Guardant Health, Inc.	3.8%
Cytokinetics, Inc.	3.5%
United Therapeutics Corp.	3.3%

Top Sectors	(% of Net Assets)
Health Care	99.6%
Cash & Other	0.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.emeraldetfs.com/lfsc/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Emerald Life Sciences Innovation ETF	PAGE 2	TSR-AR-74933W221

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
RBIL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.  You can find additional information about the Fund at https://www.fminvest.com/rbil. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the current reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$17	0.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index (the “Index”). The Fund returned 3.81% for the year, versus the Index’s return of 30.66%. Dividends represented the majority of the returns, with the price returning -0.30% for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/24/2025)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	3.81	3.95
ICE US Treasury Core Bond Index	1.21	2.73
Bloomberg US Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index	30.66	21.05
Visit https://www.fminvest.com/rbil for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	PAGE 1	TSR-AR-74933W213

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$152,901,139
Number of Holdings	5
Net Advisory Fee	$141,393
Portfolio Turnover	90%
30-Day SEC Yield	-1.03
30-Day SEC Yield Unsubsidized	-1.03
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Government	99.9%
Cash & Other	0.1%

Top 10 Holdings	(% of Net Assets)
United States Treasury Inflation Indexed Bonds	99.9%
Material Fund Changes:
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus dated December 31, 2025, as amended which is available at https://www.fminvest.com/rbil or upon request by contacting the Fund at 1-800-617-0004.
Reduction of the Fund’s Unitary Management Fee:
Effective September 15, 2025, F/m Investments LLC, the Fund’s investment adviser, reduced the Fund’s unitary management fee from 0.25% to 0.17%.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/rbil.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	PAGE 2	TSR-AR-74933W213

F/m Compoundr High Yield Bond ETF
CPHY (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m Compoundr High Yield Bond ETF (the “Fund”) for the period from September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the Period.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Compoundr High Yield Bond ETF	$27	0.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Nasdaq Compoundr High Yield Corporate Bond Index (the “Index”). The Index is designed to reflect the total return of the U.S. High Yield Bond market. The Fund tracks the Index while seeking to minimize or eliminate distributions. For the trailing twelve-month (TTM) period ended August 31, 2026, the Fund returned 2.96% based on NAV and generated a cumulative return of 3.75% since its inception on August 11, 2025. For the fiscal year, interest rates rose with the yield to maturity of the 5-Year US Treasury rising from 3.72% to 4.50% in the period. This created a drag on our performance (prices fall as yields rise), but the income of the fund and stable credit spreads helped offset this headwind.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2025)
F/m Compoundr High Yield Bond ETF	2.96	3.55
Bloomberg U.S. Aggregate Bond Index	1.89	2.27
Nasdaq Compoundr High-Yield Corporate Bond Total Return Index	3.76	4.27
Visit https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf for more recent performance information.
F/m Compoundr High Yield Bond ETF	PAGE 1	TSR-AR-74933W155

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$3,371,880
Number of Holdings	1
Net Advisory Fee	$9,294
Portfolio Turnover	347%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	99.8%
Cash & Other	0.2%

Top 10 Holdings	(% of Net Assets)
Invesco BulletShares 2030 High Yield Corporate Bond ETF	99.8%
Cash & Other	0.2%
Changes to Shareholder Fees:
From September 1, 2025 to February 20, 2026, the Fund compensated the Adviser with a unitary management fee for its services at an annual rate of 0.49% of the Fund’s average daily net assets. Effective as of October 1, 2025 and through February 20, 2026, the Adviser contractually agreed to waive 0.24% of the advisory fee for the Fund. Effective February 20, 2026, a permanent advisory fee reduction was implemented for the Fund, reducing the unitary management fee to an annual rate of 0.25% of the Fund’s average daily net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Compoundr High Yield Bond ETF	PAGE 2	TSR-AR-74933W155

F/m Compoundr U.S. Aggregate Bond ETF
CPAG (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m Compoundr U.S. Aggregate Bond ETF (the “Fund”) for the period from September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the Period.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m Compoundr U.S. Aggregate Bond ETF	$25	0.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Nasdaq Compoundr U.S. Aggregate Bond Index (the “Index”). The Index is designed to reflect the total return of the U.S. Aggregate Bond market. The Fund tracks the Index while seeking to minimize or eliminate distributions. For the trailing twelve-month (TTM) period ended August 31, 2026, the Fund returned 1.12% based on NAV and generated a cumulative return of 1.56% since its inception on August 11, 2025. For the fiscal year, interest rates rose with the yield to maturity of the 10-Year US Treasury rising from 4.23% to 4.75% in the period. This created a drag on our performance (prices fall as yields rise), but the income of the fund and stable credit spreads helped offset this headwind.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2025)
F/m Compoundr U.S. Aggregate Bond ETF	1.12	1.48
Bloomberg U.S. Aggregate Bond Index	1.89	2.27
Nasdaq Compoundr U.S. Aggregate Bond Total Return Index	1.86	2.22
F/m Compoundr U.S. Aggregate Bond ETF	PAGE 1	TSR-AR-74933W148

Visit https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$150,314,172
Number of Holdings	1
Net Advisory Fee	$223,176
Portfolio Turnover	161%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top 10 Holdings	(% of Net Assets)
Dimensional Core Fixed Income ETF	99.9%
Cash & Other	0.1%
Changes to Shareholder Fees:
From September 1, 2025 to February 20, 2026 the Fund compensated the Adviser with a unitary management fee for its services at an annual rate of 0.39% of the average daily net assets of the Fund. Effective as of October 1, 2025 and through February 20, 2026, the Adviser contractually agreed to waive 0.14% of the advisory fee for the Fund. Effective February 20, 2026, a permanent advisory fee reduction was implemented for the Fund, reducing the unitary management fee to an annual rate of 0.25% of the Fund’s average daily net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Compoundr U.S. Aggregate Bond ETF	PAGE 2	TSR-AR-74933W148

F/m High Yield 100 ETF
ZTOP (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m High Yield 100 ETF (the “Fund”) for the period from September 1, 2025, to August 31, 2026.  You can find additional information about the Fund at https://www.fminvest.com/ztop. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F/m High Yield 100 ETF	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to track the investments of an index composed of U.S. dollar denominated, below investment-grade corporate bonds, as represented by the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index (the “Index”). For the trailing twelve-month (TTM) period ended August 31, 2026, the Fund returned 4.59% based on NAV and generated a cumulative return of 11.16% since its inception on April 14, 2025. High yield market conditions during the period were influenced by changes in government bond yields and geopolitical developments. During the TTM period, performance benefited from the carry generated by the Fund’s exposure to higher-coupon bonds, while favorable corporate credit fundamentals and technical conditions in the high yield market also contributed to performance. The Fund returned 0.90% in August 2026. As of August 31, 2026, the Fund’s option-adjusted spread (OAS) was 214 basis points, compared with a TTM high of 293 basis points on March 30, 2026. The Fund’s 30-Day SEC Yield was 6.39%, while its yield to worst (YTW) was 6.82%. The Fund’s portfolio construction emphasizes larger high yield corporate issuers and higher-coupon bonds, with a focus on senior securities that have higher priority in an issuer’s capital structure. Larger issuers may have greater operational scale, broader access to capital markets and other sources of financing, and more diversified businesses. The combination of higher capital structure priority and the financial flexibility of larger issuers may provide greater resilience to the Fund across a range of market and economic conditions, although there can be no assurance that it will do so.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
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ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/14/2025)
F/m High Yield 100 ETF	4.59	8.14
Bloomberg U.S. Aggregate Bond Index	1.89	3.74
Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index	5.07	8.55
Visit https://www.fminvest.com/ztop for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$15,935,273
Number of Holdings	101
Net Advisory Fee	$67,760
Portfolio Turnover	43%
30-Day SEC Yield	6.39%
30-Day SEC Yield Unsubsidized	6.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Communications	21.2%
Consumer Discretionary	18.7%
Financials	14.8%
Materials	9.9%
Energy	9.8%
Health Care	8.0%
Industrials	6.8%
Technology	3.9%
Utilities	3.0%
Cash & Other	3.9%

Top 10 Holdings	(% of Net Assets)
Olympus Water US Holding Corp.	1.0%
Discovery Communications LLC	1.0%
Acrisure LLC / Acrisure Finance, Inc.	1.0%
Cleveland-Cliffs, Inc.	1.0%
ZF North America Capital, Inc.	1.0%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	1.0%
XPLR Infrastructure Operating Partners LP	1.0%
Wynn Macau Ltd.	1.0%
1011778 BC ULC / New Red Finance, Inc.	1.0%
Herc Holdings, Inc.	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/ztop.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m High Yield 100 ETF	PAGE 2	TSR-AR-74933W197

F/m US Treasury 3 Month Bill Fund
Institutional Class Shares | TBFMX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m US Treasury 3 Month Bill Fund’s Institutional Class Shares (the “Fund”) for the period from  February 11, 2026 to August 31, 2026 (the “Period”).  You can find additional information about the Fund at  https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Institutional Class	$8	0.15%
*	Amount shown reflects the expenses of the Fund from the inception date of the Fund through August 31, 2026. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Institutional Class shares of the Fund were incepted on February 11, 2026. The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (the “Index”). Since inception of the Institutional Class shares of the Fund, the Fund has performed well, returning 2.00% versus the Index’s return of 2.02%. Dividends represented the majority of the returns, with the price returning -0.11%. The Fund’s securities lending program has generated additional income and mitigated the cost of running the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
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ANNUAL AVERAGE TOTAL RETURN (%)

Since Share Class Inception (02/11/2026)
Institutional Class Shares (without sales charge)	2.00
ICE US Treasury Core Bond Index	-0.96
ICE BofA 3 Month Treasury Bill	2.00
Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index	2.02
Visit  https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,193,791,413
Number of Holdings	2
Net Advisory Fee	$10,061,182
Portfolio Turnover	0%
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.62%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
Effective February 11, 2026, the Fund converted to a multi-class fund structure and its name changed to the F/m US Treasury 3 Month Bill Fund. The Fund now offers an exchange-traded class of shares (ETF Class Shares) that are listed and traded on a national securities exchange, as well as a mutual fund class of shares (Institutional Class Shares) that operate as a traditional mutual fund. The two share classes are offered through separate prospectuses. The ETF Class Shares, unlike the Institutional Class Shares, are not individually redeemable.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m US Treasury 3 Month Bill Fund	PAGE 2	TSR-AR-74938Y842

F/m Ultrashort Tax-Free Municipal ETF
ZMUN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m Ultrashort Tax-Free Municipal ETF (the “Fund”) for the period from September 29, 2025 to August 31, 2026 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/zmun. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
F/m Ultrashort Tax-Free Municipal ETF	$28	0.30%
*	Amount shown reflects the expenses of the Fund from the inception date of the Fund through August 31, 2026. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund was incepted on September 29, 2025. The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg Municipal Bond Currently Callable Index. The Fund outperformed the Bloomberg Municipal Bond Total Return Index by 134 basis points for the current reporting period. The primary reason for the outperformance was the limited principal loss of the Fund compared to the principal depreciation of the Bloomberg Municipal Bond Total Return Index. The Fund underperformed the Bloomberg Municipal Bond Currently Callable Index by 59 basis points for the current reporting period. The primary reason for the underperformance was the underweighting of bonds callable in 60-90 days. The Fund’s overweight in bonds callable in 30 days or less limited the slight principal appreciation of the short-term market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
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ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/29/2025)
F/m Ultrashort Tax-Free Municipal ETF NAV	3.16
Bloomberg U.S. Aggregate Bond Index	0.75
Bloomberg Municipal Bond Total Return Index	1.82
Bloomberg Municipal Bond Currently Callable Total Return Index	3.75
Visit https://www.fminvest.com/zmun for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$34,453,426
Number of Holdings	172
Net Advisory Fee	$50,862
Portfolio Turnover	88%
30-Day SEC Yield	2.79%
30-Day SEC Yield Unsubsidized	2.79%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
New York State Dormitory Authority	5.9%
State of California	3.9%
California Health Facilities Financing Authority	3.4%
Indiana Finance Authority	3.0%
South Dakota Health & Educational Facilities Authority	2.9%
Commonwealth of Pennsylvania	2.8%
Wisconsin Health & Educational Facilities Authority	2.7%
Illinois Finance Authority	2.2%
University of Kentucky	2.1%
Lincoln County Consolidated School District No 207 Davenport	2.1%

Top Sectors	(% of Net Assets)
US Municipal	98.6%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/zmun.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Ultrashort Tax-Free Municipal ETF	PAGE 2	TSR-AR-74933W163

F/m Accumulator Ultrashort U.S. Treasury Fund
SGVA (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m Accumulator Ultrashort U.S. Treasury Fund (the “Fund”) for the period from June 10, 2026 to August 31, 2026 (the “current reporting period”). You can find additional information about the Fund at https://www.fminvest.com/sgva. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE CURRENT REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
F/m Accumulator Ultrashort U.S. Treasury Fund	$3	0.15%
*	Amount shown reflects the expenses of the Fund from the inception date of the Fund through August 31, 2026. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund commenced investment operations on June 10, 2026. The investment objective of the Fund is to generate total return through exposure to U.S. Treasury securities with remaining maturities between zero (0) to twelve (12) months while minimizing dividend and/or distribution payments. The Fund performed well since inception, returning 0.75% versus the Bloomberg U.S. Aggregate Bond Index, which returned -0.23%. The Fund did not generate sufficient net investment income to require a distribution during the current reporting period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/10/2026)
F/m Accumulator Ultrashort U.S. Treasury Fund	0.75
Bloomberg U.S. Aggregate Bond Index	-0.23
Visit https://www.fminvest.com/sgva for more recent performance information.
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*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$265,980,673
Number of Holdings	1
Net Advisory Fee	$55,829
Portfolio Turnover	0%
30-Day SEC Yield	3.26%
30-Day SEC Yield Unsubsidized	3.26%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Exchange Traded Funds	100.0%

Top 10 Holdings	(% of Net Assets)
Invesco Short Term Treasury ETF	100.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fminvest.com/sgva.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Accumulator Ultrashort U.S. Treasury Fund	PAGE 2	TSR-AR-74938Y834

F/m Emerald Special Situations ETF
SPIT (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the F/m Emerald Special Situations ETF (the “Fund”) for the period from May 1, 2026 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.emeraldetfs.com/spit/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
F/m Emerald Special Situations ETF	$30	0.89%
*	Amount shown reflects the expenses of the Fund for the Period. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM DURING THE CURRENT REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the period from May 1, 2026 through August 31, 2026, the Fund returned 1.84%, trailing the Russell 3000 Index’s (the “Index”) 7.12% return by roughly 528 basis points, giving back a portion of the Fund’s calendar year-to-date  outperformance. The Fund is built as a semi-concentrated portfolio meant to deliver returns that are uncorrelated to the broad market. During the period, much of the index’s gain came from large-cap technology stocks. That sector alone accounted for about 4.3 percentage points of the Index’s return, and the Fund held less than half of the Index’s technology weight. Even so, the gap versus the index came mainly from how individual holdings performed in a handful of concentrated segments, not from the Fund’s sector weightings. That pattern is what we expect from a portfolio built around company-specific opportunities rather than index exposures.
WHAT FACTORS INFLUENCED PERFORMANCE?
Health Care was the strongest driver of returns. It was one of the Fund’s largest overweights, and holdings meaningfully outperformed the Index’s Health Care names. Within Technology, software holdings outperformed, which helped offset weakness elsewhere in the sector. Utilities, mainly gas distribution, also added value, as did telecommunications equipment, insurance holdings within Financials, and Consumer Staples.
A broad devaluation in companies tied to artificial intelligence and to aerospace and defense weighed heavily on results. Both groups had performed strongly coming into the period, and both saw meaningful multiple compression as investors questioned the durability and timing of related spending. The Fund’s AI exposure reaches well beyond Technology into the physical infrastructure behind the buildout, including energy and power equipment, data center climate control, engineering and construction services, and specialized machinery. That broad reach meant the pullback was felt across several sectors. In Energy, holdings in oil equipment and services and in renewable energy equipment underperformed sharply. Within Technology, semiconductor and production technology equipment holdings lagged their benchmark counterparts.
Industrials was the largest detractor relative to the Index: the Fund’s holdings declined while the Index’s Industrials names posted modest gains. Both themes were at work here. Defense, one of the Fund’s largest segment exposures, meaningfully underperformed, and aerospace holdings also lagged. Positions in engineering and contracting, building climate control, construction, and specialty machinery, many of them closely tied to AI infrastructure, underperformed as well.
Despite the shortfall versus the Index for this abbreviated period, we remain confident in the long-term fundamentals behind the portfolio’s key positions. The Fund’s concentrated, low-correlation design means its returns will at times diverge sharply from the broad market, in both directions. This period was a clear example: strong results in Health Care and software were outweighed by a sentiment-driven pullback in AI-related and aerospace/defense names. We continue
F/m Emerald Special Situations ETF	PAGE 1	TSR-AR-74933W114

to assess each position on its individual merits and see the recent dislocation in several of these segments as a potential source of future opportunity.

Top Contributors
↑	Lumentum Holdings, Inc.
↑	Bloom Energy Corporation Class A
↑	Credo Technology Group Holding Ltd.

Top Detractors
↓	Genius Sports Limited
↓	Sable Offshore Corp.
↓	AeroVironment, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
*	Effective as of the close of business on October 3, 2025, the Fund acquired all the assets and liabilities of the Emerald Insights Fund (the “Predecessor Fund”), a series of the Financial Investors Trust (the “Reorganization”). Performance information shown prior to the closing of the Reorganization is that of the Predecessor Fund. The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	5/1/2026- 8/31/2026	1 Year	5 Year	10 Year
F/m Emerald Special Situations ETF NAV	1.84	41.91	15.36	19.76
Russell 3000 Total Return Index	7.12	20.10	11.80	14.84
Visit https://www.emeraldetfs.com/spit/ for more recent performance information.*
*	Effective as of the close of business on October 3, 2025, the Fund acquired all the assets and liabilities of the Emerald Insights Fund (the “Predecessor Fund”), a series of the Financial Investors Trust (the “Reorganization”). Performance information shown prior to the closing of the Reorganization is that of the Predecessor Fund. The Fund’s or the Predecessor Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$33,924,444
Number of Holdings	44
Net Advisory Fee	$97,361
Portfolio Turnover	81%
F/m Emerald Special Situations ETF	PAGE 2	TSR-AR-74933W114

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Health Care	26.7%
Technology	18.6%
Industrials	18.1%
Consumer Discretionary	11.1%
Energy	8.8%
Financials	4.5%
Utilities	3.1%
Exchange Traded Funds	2.9%
Telecommunications	2.7%
Consumer Staples	2.4%

Top 10 Holdings	(% of Net Assets)
Corcept Therapeutics, Inc.	5.4%
TETRA Technologies, Inc.	4.3%
Amazon.com, Inc.	3.8%
Guardant Health, Inc.	3.6%
Travere Therapeutics, Inc.	3.2%
LivaNova PLC	3.2%
Excelerate Energy, Inc.	3.2%
Credo Technology Group Holding Ltd.	3.0%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	2.9%
Arlo Technologies, Inc.	2.7%
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2026. For more complete information, you may review the Fund’s prospectus dated August 31, 2026, which is available at https://www.emeraldetfs.com/spit/. or upon request by contacting the Fund at 1-800-617-0004.
During the Period, the Fund changed its fiscal year end from April 30 to August 31.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.emeraldetfs.com/spit/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
F/m Emerald Special Situations ETF	PAGE 3	TSR-AR-74933W114

Free Market U.S. Equity Fund
Institutional Class | FMUEX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”)  for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at
https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.49%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund provided a total return of 27.14% at net asset value. This compares with a return of 20.10% during the Period for the Fund’s benchmark, the Russell 3000® Total Return Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. small cap stocks performed better than U.S. large cap stocks during the Period. The S&P 500® Index returned 20.38%, the Russell 2500® Index returned 25.54%, and the Russell 2000® Index returned 26.46%. Furthermore, for the Period, the Russell 1000® Value Index returned 29.72%, while the Russell 2000® Value returned 29.95% for the Period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market U.S. Equity Fund	27.14	11.21	11.85
Russell 3000® Total Return Index[1]	20.10	11.80	14.84
Russell 2500® Total Return Index	25.54	7.87	11.42
Composite Index[2]	26.71	10.16	12.11
Free Market U.S. Equity Fund	PAGE 1	TSR-AR-74925K839

1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000® Total Return Index replaced the Russell 2500® Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.
Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$5,934,917,498
Number of Holdings	9
Net Advisory Fee	$23,922,097
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA U.S. Small Cap Value Portfolio - Institutional Class	24.9%
Dimensional U.S. Large Cap Value Portfolio III - Institutional Class	17.6%
DFA U.S. Small Cap Portfolio - Institutional Class	14.8%
DFA U.S. Micro Cap Portfolio - Institutional Class	14.8%
iShares Core S&P 500 ETF	9.6%
iShares MSCI USA Value Factor ETF	7.3%
U.S. Large Cap Value Series	5.7%
DFA U.S. Large Company Portfolio - Institutional Class	5.3%

Top Sectors	(% of Net Assets)
US Large Cap Equity	45.5%
US Small Cap Equity	39.7%
US Micro Cap Equity	14.8%
Short Term and other Net Assets	0.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://funddocs.filepoint.com/matsonmoney.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market U.S. Equity Fund	PAGE 2	TSR-AR-74925K839

Free Market International Equity Fund
Institutional Class | FMNEX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”)  for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.53%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund provided a total return of 29.05% at net asset value. This compares with a return of 22.35% over the same period for the Fund’s benchmark, the MSCI World (ex USA) Index, which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the Period. The MSCI EAFE Value Index increased by 28.49%, while the MSCI EAFE Small Cap Value Index returned 21.48% and the MSCI Emerging Markets Index returned 39.25%. Furthermore, the MSCI EAFE Small Cap Index returned 18.85% for the Period, while the MSCI EAFE Index returned 21.62% for the same period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market International Equity Fund	29.05	12.93	10.47
MSCI WORLD (ex USA) Index (Net Dividends)	22.35	9.75	9.76
Composite Index[1]	27.11	9.55	9.65
Free Market International Equity Fund	PAGE 1	TSR-AR-74925K821

1	The Composite Index is comprised comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.
Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$4,655,249,007
Number of Holdings	9
Net Advisory Fee	$20,187,270
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio - Institutional Class	40.7%
DFA International Value Portfolio III - Institutional Class	17.3%
International Value Series	12.6%
Dimensional International Small Cap ETF	9.8%
iShares Core MSCI Emerging Markets ETF	5.2%
DFA Emerging Markets Value Portfolio - Institutional Class	4.8%
iShares Core MSCI EAFE ETF	4.8%
DFA Emerging Markets Small Cap Portfolio - Institutional Class	4.8%

Top Sectors	(% of Net Assets)
Developed Small	50.5%
Developed Large	34.7%
Emerging Large	10.0%
Emerging Small	4.8%
Short Term and other Net Assets	0.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://funddocs.filepoint.com/matsonmoney.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market International Equity Fund	PAGE 2	TSR-AR-74925K821

Free Market Fixed Income Fund
Institutional Class | FMFIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”)  for the period of September 1, 2025 to August 31, 2026 (the “Period”).  You can find additional information about the Fund at
https://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.54%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 2.20%. This compares with a return of 1.89% over the same period for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Free Market Fixed Income Fund	2.20	1.48	1.57
Bloomberg U.S. Aggregate Bond Index[1]	1.89	-0.29	1.40
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD	2.52	2.05	2.02
Composite Index[2]	2.48	1.61	1.85
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.
Free Market Fixed Income Fund	PAGE 1	TSR-AR-74925K813

Visit https://funddocs.filepoint.com/matsonmoney/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$3,440,678,361
Number of Holdings	9
Net Advisory Fee	$15,767,984
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio - Institutional Class	25.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio - Institutional Class	14.5%
DFA Intermediate Government Fixed Income Portfolio - Institutional Class	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
DFA Short-Term Government Portfolio - Institutional Class	4.0%

Top Sectors	(% of Net Assets)
Global	40.0%
US Corporate	30.0%
US Government	10.0%
Inflation Protection	5.0%
Short Term and other Net Assets	15.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://funddocs.filepoint.com/matsonmoney/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Free Market Fixed Income Fund	PAGE 2	TSR-AR-74925K813

Matson Money U.S. Equity VI Portfolio
Institutional Class | FMVUX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”)  for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund athttps://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.68%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund provided a total return of 24.03% at net asset value. This compares with a return of 20.10% over the same period for the Fund’s benchmark, the Russell 3000® Total Return Index.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the performance of diversified equity funds, like the Fund, are the size and value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.
U.S. small cap stocks performed better than U.S. large cap stocks during the Period. The S&P 500® Index returned 20.38%, the Russell 2500® Total Return Index returned 25.54%, and the Russell 2000® Index returned 26.46%. Furthermore, for the same time period, the Russell 1000® Value Index returned 29.72% while the Russell 2000® Value returned 29.95% for the twelve months ended August 31, 2026.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Matson Money U.S. Equity VI Portfolio	PAGE 1	TSR-AR-74925K441

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money U.S. Equity VI Portfolio	24.03	10.54	11.40
Russell 3000® Total Return Index[1]	20.10	11.80	14.84
Russell 2500® Total Return Index	25.54	7.87	11.42
Composite Index[2]	26.71	10.16	12.11
1	Effective with this report, and pursuant to new regulatory requirements, the Russell 3000® Total Return Index replaced the Russell 2500® Total Return Index as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.
Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$30,804,219
Number of Holdings	8
Net Advisory Fee	$149,873
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA U.S. Large Cap Value Portfolio III - Class Institutional	26.2%
DFA VA U.S. Targeted Value Portfolio	15.0%
DFA U.S. Small Cap Portfolio - Class Institutional	14.9%
DFA U.S. Micro Cap Portfolio - Class Institutional	14.9%
DFA U.S. Large Company Portfolio - Class Institutional	14.2%
DFA U.S. Small Cap Value Portfolio - Class Institutional	10.0%
DFA VA U.S. Large Value Portfolio	4.0%

Top Sectors	(% of Net Assets)
US Large Cap Equity	44.5%
US Small Cap Equity	40.1%
US Micro Cap Equity	14.9%
Short Term and other Net Assets	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://funddocs.filepoint.com/matsonmoney.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money U.S. Equity VI Portfolio	PAGE 2	TSR-AR-74925K441

Matson Money International Equity VI Portfolio
Institutional Class | FMVIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”)  for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.73%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund provided a total return of 27.64% at net asset value. This compares with a return of 22.35% over the same period for the Fund’s benchmark, the MSCI World (ex USA) Index, which captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the U.S.
As a result of the Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets rather than the behavior of a limited number of stocks. Among the most important factors explaining differences in the behavior of diversified international equity funds, like the Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.
International value stocks fared better than international growth stocks during the Period. The MSCI EAFE Value Index increased by 28.49%, while the MSCI EAFE Small Cap Value Index returned 21.48% and the MSCI Emerging Markets Index returned 39.25%. Furthermore, the MSCI EAFE Small Cap Index returned 18.85% for the Period, while the MSCI EAFE Index returned 21.62% for the Period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Matson Money International Equity VI Portfolio	PAGE 1	TSR-AR-74925K433

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money International Equity VI Portfolio	27.64	12.28	10.06
MSCI WORLD (ex USA) Index (Net Dividends)	22.35	9.75	9.76
Composite Index[1]	27.11	9.55	9.65
1	Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.
Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$24,246,212
Number of Holdings	9
Net Advisory Fee	$115,887
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DFA International Value Portfolio III - Class Institutional	30.0%
DFA International Small Cap Value Portfolio - Class Institutional	28.2%
DFA VA International Small Portfolio	17.1%
DFA VA International Value Portfolio	5.1%
iShares Core MSCI Emerging Markets ETF	5.1%
DFA Emerging Markets Value Portfolio - Class Institutional	4.9%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.9%
iShares Core MSCI EAFE ETF	3.9%

Top Sectors	(% of Net Assets)
Developed Small	45.4%
Developed Large	39.1%
Emerging Large	10.0%
Emerging Small	4.9%
Short Term and other Net Assets	0.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://funddocs.filepoint.com/matsonmoney.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money International Equity VI Portfolio	PAGE 2	TSR-AR-74925K433

Matson Money Fixed Income VI Portfolio
Institutional Class | FMVFX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”)  for the period of September 1, 2025 to August 31, 2026 (the “Period”). You can find additional information about the Fund at   https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 513-204-8000.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.72%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 2.03%. This compares with a return of 1.89% over the same period for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Fund focuses on assets that invest in high quality and shorter-term government and corporate fixed income assets, both in the U.S. as well as international.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in Institutional Class shares of the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matson Money Fixed Income VI Portfolio	2.03	1.19	1.35
Bloomberg U.S. Aggregate Bond Index[1]	1.89	-0.29	1.40
FTSE World Government Bond Index 1-5 Yr Curr-Hedged USD	2.52	2.05	2.02
Composite Index[2]	2.48	1.61	1.85
1	Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE World Government Bond Index 1-5 Years as the Fund’s primary benchmark to represent a broad-based securities market index.
2	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.
Matson Money Fixed Income VI Portfolio	PAGE 1	TSR-AR-74925K425

Visit https://funddocs.filepoint.com/matsonmoney for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$26,440,309
Number of Holdings	11
Net Advisory Fee	$128,995
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.1%
DFA Two-Year Global Fixed Income Portfolio - Institutional Class	15.1%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio - Institutional Class	11.5%
VA Global Bond Portfolio	10.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
DFA Intermediate Government Fixed Income Portfolio - Institutional Class	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
DFA Short-Term Government Portfolio - Institutional Class	4.0%
VA Short-Term Fixed Income Portfolio	2.0%

Top Sectors	(% of Net Assets)
Global	40.2%
US Corporate	30.1%
US Government	10.0%
Inflation Protected	5.0%
Short Term and other Net Assets	14.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://funddocs.filepoint.com/matsonmoney.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-513-204-8000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Matson Money Fixed Income VI Portfolio	PAGE 2	TSR-AR-74925K425

Motley Fool Global Opportunities ETF
TMFG (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Global Opportunities ETF	$86	0.85%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund  underperformed its benchmark, the FTSE Global All Cap Net Tax Index (the “Benchmark”). Both the Fund and the Benchmark had positive absolute returns in the Period.
WHAT FACTORS INFLUENCED PERFORMANCE?
With a global Fund holding fewer than 50 companies, individual stock selection was a primary driver of performance. On an absolute basis, the Fund had positive returns. On a relative basis, however, the Fund was unable to close the gap from missing out on a portion of the largest artificial intelligence winners, while also missing the Energy sector performance that was triggered by the conflict in Iran. While the majority of the Fund’s holdings generated positive returns, only about one third of the Fund’s average weight was in positions that outperformed the benchmark. On an absolute basis, our best-contributing sector was Information Technology, while the worst drag came from Health Care. Looking at the Fund on a relative basis changes the story entirely. Our lack of investment in Utilities was the largest relative positive. But the Information Technology sector flipped from our largest positive contributor to the largest negative relative contribution.
As long-term business-focused investors, we accept that the performance of our holdings – even when positive – will fall short of the benchmark at times. This kind of variance is inherent in equity investing, and our process remains unchanged. Our investment decisions are solely focused on owning what we believe to be high-quality businesses with attractive long-term outlooks. The Fund’s resulting portfolio characteristics, such as being underweight the Information Technology and Energy sectors and overweight the Industrials sector at period end, are byproducts of this bottom-up stock selection. The Fund’s Active Share of 94.5% further reflects this commitment to active management.

Top Contributors
↑	Alphabet Inc.
↑	International Container Terminal Services, Inc.
↑	Taiwan Semiconductor Manufacturing Company Limited

Top Detractors
↓	Nintendo Co., Ltd.
↓	Axon Enterprise, Inc.
↓	ICON Public Limited Company
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Global Opportunities ETF	PAGE 1	TSR-AR-74933W635

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Motley Fool Global Opportunities ETF (at NAV)**	3.15	2.14	10.89
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index	22.24	10.79	12.62
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$352,295,007
Number of Holdings	42
Net Advisory Fee	$3,115,011
Portfolio Turnover	2%
30-Day SEC Yield	0.65%
30-Day SEC Yield Unsubsidized	0.65%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Alphabet, Inc.	7.2%
International Container Terminal Services, Inc.	6.5%
Amazon.com, Inc.	6.5%
Mastercard, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Nintendo Co. Ltd.	3.7%
Waste Connections, Inc.	3.7%
StoneX Group, Inc.	3.6%
Costco Wholesale Corp.	3.4%
Equinix, Inc.	3.2%

Top Sectors	(% of Net Assets)
Industrials	23.4%
Financials	16.4%
Communication Services	13.7%
Information Technology	11.1%
Consumer Discretionary	11.0%
Health Care	7.1%
Real Estate	6.5%
Consumer Staples	5.2%
Materials	2.1%
Cash & Other	3.5%
Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period:
William H. Mann III and Shelby McFaddin, CFA were added as named portfolio managers to the Fund as of December 31, 2025.
Motley Fool Global Opportunities ETF	PAGE 2	TSR-AR-74933W635

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Global Opportunities ETF	PAGE 3	TSR-AR-74933W635

Motley Fool Mid Cap Growth ETF
TMFM (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool Mid Cap Growth ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Mid Cap Growth ETF	$81	0.85%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund  underperformed its benchmark, the Russell Midcap Growth Total Return Index (the “Benchmark”). Both the Fund and the Benchmark had negative absolute returns in the period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund saw divergent returns from its relatively limited number of holdings. While some individual companies performed very well, their positive contributions were weighed down by a significant number of detractors. Across the portfolio, Health Care was the only sector where more positions had gains than losses. Five sectors outperformed the Benchmark while six underperformed; but the magnitude of the losing investments drove performance. On a relative basis, the Fund’s investments in Health Care did the best, and the avoidance of the Communication Services sector was also relatively helpful. On the other hand, despite carrying a similar sector weight to the Benchmark, the Fund’s investments in the Industrials and Information Technology sector were ultimately responsible for the Fund’s underperformance.
Despite this mixed performance from individual holdings, the Fund’s strategy remains unchanged. We continue to manage a focused portfolio, holding a selective number of companies that we believe offer high prospects for capital appreciation over a longer period. This approach is evident in the Fund’s structure, which ended the period with an Active Share just below 90%, over 45% of the Fund’s assets in the top ten holdings, and the allocation to just four sectors—Industrials, Health Care, Information Technology, and Health Care—representing more than 85% of Fund assets at period end.

Top Contributors
↑	StoneX Group Inc.
↑	Datadog, Inc.
↑	DexCom, Inc.

Top Detractors
↓	Wingstop Inc.
↓	QXO, Inc.
↓	HubSpot, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Mid Cap Growth ETF	PAGE 1	TSR-AR-74933W627

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Motley Fool Mid Cap Growth ETF (at NAV)**	-10.26	-2.21	7.37
Russell 3000 Total Return Index	20.10	11.80	14.84
Russell Midcap Growth Total Return Index	-1.16	4.27	12.06
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$119,226,669
Number of Holdings	33
Net Advisory Fee	$1,138,656
Portfolio Turnover	39%
30-Day SEC Yield	-0.27%
30-Day SEC Yield Unsubsidized	-0.27%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
DexCom, Inc.	5.9%
Guidewire Software, Inc.	5.7%
HealthEquity, Inc.	5.0%
MongoDB, Inc.	4.5%
Toast, Inc.	4.5%
Axon Enterprise, Inc.	4.5%
Tyler Technologies, Inc.	4.3%
Broadridge Financial Solutions, Inc.	4.3%
GXO Logistics, Inc.	4.0%
Brown & Brown, Inc.	3.9%

Top Sectors	(% of Net Assets)
Information Technology	26.4%
Industrials	22.9%
Health Care	21.3%
Financials	16.2%
Real Estate	3.9%
Consumer Discretionary	3.1%
Consumer Staples	2.1%
Cash & Other	4.1%
Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period:
T.J. Piggott, CFA was added as a named portfolio manager to the Fund as of December 31, 2025.
Motley Fool Mid Cap Growth ETF	PAGE 2	TSR-AR-74933W627

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Mid Cap Growth ETF	PAGE 3	TSR-AR-74933W627

Motley Fool 100 Index ETF
TMFC (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool 100 Index ETF	$55	0.50%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, despite significantly positive performance, the Fund  underperformed its benchmark, the S&P 500 Total Return Index (the “Benchmark”), while closely tracking its underlying index, the Motley Fool 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow during the Period. The artificial intelligence-optimism trade dominated, with the best industry performance turned in from Semiconductors, Communications Equipment, and Electronic Equipment and Hardware. The Media, Airlines, and Consumer Services industries performed the worst. Among style factors, larger capitalization and price momentum were rewarded, and profitability was the weakest factor of the Period.
The Fund’s concentration in the largest technology companies placed it close to that leadership, though it did not hold a few semiconductor companies in the proportion the market rewarded. On an absolute basis, Information Technology was the largest positive sector contributor in the Fund, while Materials was the largest drag. Relative to its Benchmark, Information Technology remained the largest contributor, while Communication Services was the largest detractor.

Top Contributors
↑	Alphabet Inc.
↑	Apple Inc.
↑	NVIDIA Corp.

Top Detractors
↓	Meta Platforms, Inc.
↓	Netflix, Inc.
↓	Intuit Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool 100 Index ETF	PAGE 1	TSR-AR-74933W601

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/29/2018)
Motley Fool 100 Index ETF at NAV	18.30	13.79	17.81
S&P 500 Total Return Index	20.38	12.79	14.05
Motley Fool 100 GTR Index	18.24	14.27	18.35
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,088,342,851
Number of Holdings	102
Net Advisory Fee	$9,600,245
Portfolio Turnover	44%
30-Day SEC Yield	0.15%
30-Day SEC Yield Unsubsidized	0.15%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	10.9%
Apple, Inc.	9.4%
Alphabet, Inc.	8.3%
Microsoft Corp.	7.9%
Amazon.com, Inc.	5.7%
Berkshire Hathaway, Inc.	3.7%
Broadcom, Inc.	3.7%
JPMorgan Chase & Co.	3.3%
Walmart, Inc.	2.9%
Advanced Micro Devices, Inc.	2.7%

Top Sectors	(% of Net Assets)
Information Technology	45.0%
Financials	14.3%
Communication Services	13.6%
Consumer Discretionary	10.6%
Consumer Staples	4.8%
Health Care	4.2%
Industrials	3.9%
Energy	1.6%
Real Estate	1.0%
Cash & Other	1.0%
Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period:
William H. Mann III was added as a named portfolio manager to the Fund as of December 31, 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
Motley Fool 100 Index ETF	PAGE 2	TSR-AR-74933W601

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool 100 Index ETF	PAGE 3	TSR-AR-74933W601

Motley Fool Small-Cap Growth ETF
TMFS (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Small-Cap Growth ETF	$85	0.85%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund  underperformed its benchmark, the Russell 2000 Growth Total Return Index (the “Benchmark”). The composition of the Fund makes performance in any given year much different from its Benchmark, driven by a portfolio typically holding less than 40 companies and with an Active Share over 96.5% at the end of the Period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s focused strategy, where a small number of companies are held, means that the performance of individual holdings has an outsized impact. This dynamic was clearly illustrated during the Period, as the Fund’s focus worked both for and against returns. On the positive side, seven companies contributed more than a full percentage point to the Fund’s absolute return during the Period. Unfortunately, six companies each contributed more than a percentage point of losses to the Fund. Looking at sectors, the absolute best performance came from Information Technology. Notably, most of this upside was delivered by a single company, SiTime Corporation, that more than doubled. The worst absolute sector contribution was Industrials. Again, the sector performance was dominated by a single company: in this case Verra Mobility Corporation shed more than 80% of its value. Relative to the Benchmark these two sectors remained the best- and worst-performing for the Fund.
This focused approach is a core part of the Fund’s strategy, which is evident in its portfolio structure. At the end of the Period, for instance, the Fund’s top ten holdings represented more than 43% of its assets. The sector allocation was similarly focused, with just four sectors – Industrials, Information Technology, Financials, and Health Care – averaging more than 80% of Fund assets during the Period. We intend to maintain this relatively focused portfolio, with the goal of selecting holdings that we believe offer high prospects for capital appreciation.

Top Contributors
↑	SiTime Corporation
↑	StoneX Group Inc.
↑	Ultra Clean Holdings, Inc.

Top Detractors
↓	Verra Mobility Corporation
↓	Alphatec Holdings, Inc.
↓	Toast, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Small-Cap Growth ETF	PAGE 1	TSR-AR-74933W874

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/29/2018)
Motley Fool Small-Cap Growth ETF (at NAV)	-0.28	-1.98	9.05
Russell 3000 Total Return Index	20.10	11.80	15.83
Russell 2000 Growth Total Return Index	23.25	5.04	10.50
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$57,357,178
Number of Holdings	34
Net Advisory Fee	$565,291
Portfolio Turnover	45%
30-Day SEC Yield	0.23%
30-Day SEC Yield Unsubsidized	0.23%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Q2 Holdings, Inc.	5.3%
StoneX Group, Inc.	4.8%
Herc Holdings, Inc.	4.4%
Goosehead Insurance, Inc.	4.3%
HealthEquity, Inc.	4.3%
Northern Oil & Gas, Inc.	4.3%
UFP Technologies, Inc.	4.2%
Alphatec Holdings, Inc.	4.0%
Toast, Inc.	3.9%
GXO Logistics, Inc.	3.9%

Top Sectors	(% of Net Assets)
Health Care	20.3%
Financials	18.5%
Industrials	18.3%
Information Technology	16.6%
Consumer Discretionary	8.5%
Real Estate	5.0%
Energy	4.3%
Materials	2.2%
Cash & Other	6.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
Motley Fool Small-Cap Growth ETF	PAGE 2	TSR-AR-74933W874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Small-Cap Growth ETF	PAGE 3	TSR-AR-74933W874

Motley Fool Capital Efficiency 100 Index ETF
TMFE (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Capital Efficiency 100 Index ETF	$52	0.50%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, despite positive absolute returns, the Fund underperformed its benchmark, the S&P 500 Total Return Index (the “S&P 500”). The Fund closely tracked its underlying index, the Motley Fool Capital Efficiency 100 Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow over the Period. The artificial intelligence-optimism trade dominated, with the best industry performance turned in from Semiconductors, Communications Equipment, and Electronic Equipment and Hardware. The Media, Airlines, and Consumer Services industries performed the worst. Among style factors, larger capitalization and price momentum were rewarded, and profitability was the weakest factor of the Period.
The Fund screens for capital efficiency, which puts extra weight into that profitability style factor, working directly against the strategy over the Period. This factor-tilted weighting resulted in an unusual circumstance during a year dominated by market-cap weighted technology companies: On an absolute basis, Information Technology was the largest positive sector contributor, but relative to the S&P 500, that same sector was the largest drag. On the other side of the ledger, the worst absolute performance came from the Communications Services sector, while the largest benchmark-relative positive contribution came from our underweight exposure to Utilities.

Top Contributors
↑	Lam Reseach Corporation
↑	Alphabet Inc.
↑	Apple Inc.

Top Detractors
↓	Netflix, Inc.
↓	Microsoft Corporation
↓	Meta Platforms, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 1	TSR-AR-74933W643

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Capital Efficiency 100 Index ETF (at NAV)	9.20	10.25
S&P 500 Total Return Index	20.38	12.32
Motley Fool Capital Efficiency 100 - Total Return Index	9.50	10.79
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$78,399,154
Number of Holdings	100
Net Advisory Fee	$451,830
Portfolio Turnover	41%
30-Day SEC Yield	0.11%
30-Day SEC Yield Unsubsidized	0.11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Mastercard, Inc.	5.6%
Visa, Inc.	5.2%
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.6%
Costco Wholesale Corp.	4.5%
Alphabet, Inc.	4.3%
Netflix, Inc.	4.1%
Walmart, Inc.	4.0%

Top Sectors	(% of Net Assets)
Information Technology	28.6%
Consumer Discretionary	16.3%
Communication Services	14.0%
Consumer Staples	11.0%
Financials	10.9%
Health Care	10.1%
Industrials	6.6%
Materials	2.1%
Real Estate	0.2%
Cash & Other	0.2%
Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period:
William H. Mann III was added as a named portfolio manager to the Fund as of December 31, 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 2	TSR-AR-74933W643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Capital Efficiency 100 Index ETF	PAGE 3	TSR-AR-74933W643

Motley Fool Next Index ETF
TMFX (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Motley Fool Next Index ETF	$54	0.50%
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund outperformed its benchmark, the Russell  Midcap Growth Total Return Index (the “Benchmark”). The Fund closely tracked its underlying index, the Motley Fool Next Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
While the midcap space is not leveraged to a handful of megacap tech companies like the large-cap indices happen to be, the artificial intelligence-optimism trade still drove a large amount of performance variance across industries. Additionally, much of our positive variance versus the Benchmark can be attributed to Biotechnology stocks during the Period. On the other hand, consumer-facing companies generally had a rough go of it. Among style factors, several pure “Growth” factors underperformed “Value” stocks during the Period. Relative to the Benchmark, this helped, since the holdings of this Fund are less driven by statistical growth factors than by qualitative assessment.
On an absolute basis, the best sector contributor for the Fund was Health Care. In fact, the Health Care and Information Technology sectors combined to contribute more than 100% of the Fund’s total return for the Period. Worst on an absolute basis was Consumer Discretionary, followed by Real Estate. Relative to the Benchmark, the top contributors remained the same while Energy, or specifically our lack of exposure to it, was the largest drag.

Top Contributors
↑	Astera Labs, Inc.
↑	Moderna, Inc.
↑	Coherent Corp.

Top Detractors
↓	Tractor Supply Company
↓	Insulet Corporation
↓	HubSpot, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Next Index ETF	PAGE 1	TSR-AR-74933W650

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2021)
Motley Fool Next Index ETF (at NAV)	14.88	4.64
Russell 3000 Total Return Index	20.10	11.59
Russell Midcap Growth Total Return Index	-1.16	4.97
Motley Fool Next - Total Return Index	15.42	5.18
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$35,049,479
Number of Holdings	197
Net Advisory Fee	$163,915
Portfolio Turnover	42%
30-Day SEC Yield	0.01%
30-Day SEC Yield Unsubsidized	0.01%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Moderna, Inc.	2.6%
Workday, Inc.	2.2%
Veeva Systems, Inc.	2.0%
MongoDB, Inc.	1.6%
DexCom, Inc.	1.6%
Cognizant Technology Solutions Corp.	1.5%
ResMed, Inc.	1.5%
Twilio, Inc.	1.5%
EQT Corp.	1.5%
Cboe Global Markets, Inc.	1.5%

Top Sectors	(% of Net Assets)
Information Technology	26.1%
Health Care	23.9%
Industrials	14.9%
Consumer Discretionary	13.5%
Financials	9.7%
Consumer Staples	3.9%
Communication Services	3.1%
Real Estate	1.7%
Energy	1.5%
Cash & Other	1.7%
Changes to Fund’s Portfolio Manager or Portfolio Management Team during the Period:
William H. Mann III was added as a named portfolio manager to the Fund as of December 31, 2025.
Motley Fool Next Index ETF	PAGE 2	TSR-AR-74933W650

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Next Index ETF	PAGE 3	TSR-AR-74933W650

Motley Fool Momentum Factor ETF
MFMO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool Momentum Factor ETF (the “Fund”) for the period of December 8, 2025 (commencement of operations), to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Momentum Factor ETF	$38	0.50%
*	Amount shown reflects the expenses of the Fund from inception date of December 8, 2025 through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund  underperformed its benchmark, the S&P 500. The Fund closely tracked its underlying index, the Motley Fool Momentum Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow over the Period. The artificial intelligence-optimism trade dominated, with the best industry performance turned in from Semiconductors, Communications Equipment, and Electronic Equipment and Hardware. While the Fund had significant investments in Semiconductors, it was underweight with other tech hardware industries. And while the AI trade provided positive value for much of the period, it declined sharply in July, primarily when weighted by momentum. Among style factors, the Fund’s focus on momentum meant a higher exposure to factors that  underperformed the broad market, most notably beta and long-term trends.
On an absolute basis, the Information Technology sector was the best performer. Accounting for more than 40% of the Fund on average during the Period, this sector was responsible for more than the entirety of the Fund’s return during the Period, with the remaining sectors providing negative performance. The largest drag to performance was the Communications Services sector. On a relative basis, the best- and worst-performing sectors remained the same.

Top Contributors
↑	Advanced Micro Devices, Inc.
↑	Intel Corporation
↑	Lam Research Corporation

Top Detractors
↓	AppLovin Corporation
↓	Astera Labs, Inc.
↓	Roblox Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Momentum Factor ETF	PAGE 1	TSR-AR-74938Y867

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (12/08/2025)
Motley Fool Momentum Factor ETF (at NAV)	10.89
S&P 500 Total Return Index	13.19
Motley Fool Momentum Total Return Index (USD)	10.78
Russell 1000 Total Return Index	13.02
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$12,862,860
Number of Holdings	72
Net Advisory Fee	$28,706
Portfolio Turnover	100%
30-Day SEC Yield	0.14%
30-Day SEC Yield Unsubsidized	0.14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
ExxonMobil Holdings Corp.	6.4%
NVIDIA Corp.	5.9%
Alphabet, Inc.	5.2%
Broadcom, Inc.	5.2%
Gloldman Sachs Grou, Inc.	5.1%
Advanced Micro Devices, Inc.	4.7%
Lam Research Corp.	4.2%
Comfort Systems USA, Inc.	4.0%
Corning, Inc.	3.9%
Palo Alto Networks, Inc.	3.7%

Top Sectors	(% of Net Assets)
Information Technology	50.0%
Industrials	18.0%
Financials	6.6%
Communication Services	6.5%
Energy	6.4%
Health Care	5.3%
Consumer Discretionary	3.1%
Consumer Staples	2.6%
Real Estate	0.8%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
Motley Fool Momentum Factor ETF	PAGE 2	TSR-AR-74938Y867

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Momentum Factor ETF	PAGE 3	TSR-AR-74938Y867

Motley Fool Value Factor ETF
MFVL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool Value Factor ETF (the “Fund”) for the period of December 8, 2025 (commencement of operations), to  August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Value Factor ETF	$39	0.50%
*	Amount shown reflects the expenses of the Fund from inception date of December 8, 2025 through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund’s commencement of operations through the Period, the Fund  underperformed its benchmark, the Russell 1000 Value Index (the “Benchmark”). The Fund closely tracked its underlying index, the Motley Fool Value Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow over the Period. The artificial intelligence-optimism trade dominated. Stylistically, statistical value stocks performed much better than statistical growth stocks over the period. At the same time, style factors that are typically defined to assess company quality as opposed to value, for example earnings quality and profitability factors, performed worse than pure value factors such as earnings multiples and dividend yield. This acted as a drag on Fund performance versus the Benchmark, given the Index’s differentiated calculation of the value factor.
The Fund’s factor-tilted weighting resulted in an unusual circumstance during a year dominated by market-cap weighted technology companies: On an absolute basis, Information Technology was the largest positive sector contributor, but relative to its Benchmark, that same sector was the largest drag. While no other sector came close to delivering the same relative underperformance, several sectors contributed similar positive amounts on an absolute basis, led by the Health Care and Industrials sectors. On a relative basis, the best-performing sector was Industrials, while the worst absolute performance came from Communication Services.

Top Contributors
↑	FedEx Corporation
↑	Salesforce, Inc.
↑	CVS Health Corporation

Top Detractors
↓	Nike, Inc.
↓	Adobe Inc.
↓	HCA Healthcare, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Value Factor ETF	PAGE 1	TSR-AR-74938Y875

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (12/08/2025)
Motley Fool Value Factor ETF (at NAV)	14.36
Russell 1000 Total Return Index	13.02
Motley Fool Value Total Return Index (USD)	15.25
Russell 1000 Value Benchmark Total Return Index	24.43
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,319,190
Number of Holdings	101
Net Advisory Fee	$20,959
Portfolio Turnover	72%
30-Day SEC Yield	0.96%
30-Day SEC Yield Unsubsidized	0.96%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Salesforce, Inc.	7.1%
Chevron Corp.	4.9%
Bristol-Myers Squibb Co.	4.9%
ExxonMobil Holdings Corp.	4.9%
Adobe Systems, Inc.	4.7%
Capital One Financial Corp.	4.4%
Walt Disney Co.	4.3%
T-Mobile US, Inc.	4.1%
CVS Health Corp.	3.9%
Booking Holdings, Inc.	3.4%

Top Sectors	(% of Net Assets)
Information Technology	23.7%
Health Care	15.9%
Financials	14.5%
Consumer Discretionary	14.3%
Energy	11.4%
Connunication Services	9.8%
Industrials	5.0%
Consumer Staples	3.1%
Real Estate	1.3%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
Motley Fool Value Factor ETF	PAGE 2	TSR-AR-74938Y875

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Value Factor ETF	PAGE 3	TSR-AR-74938Y875

Motley Fool Innovative Growth Factor ETF
MFIG (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Motley Fool Innovative Growth Factor ETF (the “Fund”) for the period of December 8, 2025 (commencement of operations), to  August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Innovative Growth Factor ETF	$38	0.50%
*	Amount shown reflects the expenses of the Fund from inception date of December 8, 2025 through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund outperformed its benchmark, the Russell 1000 Growth Index (the “Benchmark”). The Fund closely tracked its underlying index, the Motley Fool Innovative Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Market leadership was unusually narrow over the Period. The artificial intelligence-optimism trade dominated, with the best industry performance turned in from Semiconductors, Communications Equipment, and Electronic Equipment and Hardware. In fact looking beyond the Information Technology sector, the remaining performance for both the Fund and the Benchmark was meaningfully negative. Stylistically, statistical growth stocks performed much worse than statistical value stocks over the period. This helped Fund performance versus the Benchmark, given our index’s differentiated calculation of the growth factor.
On an absolute basis, the Information Technology sector was the best performer. With an average weight around 35% of the Fund, this sector was essentially responsible for the entirety of the Fund’s return during the Period, with the remaining sectors canceling each other out. The largest drag to performance was the Communications Services sector. On a relative basis, the best- and worst-performing sectors remained the same. Information Technology remained at the top despite an underweight allocation relative to the Benchmark, while Communications Services remained at the bottom.

Top Contributors
↑	Lam Research Corporation
↑	Chevron Corporation
↑	CrowdStrike Holdings, Inc.

Top Detractors
↓	AppLovin Corporation
↓	Alnylam Pharmaceuticals, Inc.
↓	Netflix, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Motley Fool Innovative Growth Factor ETF	PAGE 1	TSR-AR-74938Y800

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (12/08/2025)
Motley Fool Innovative Growth Factor ETF (at NAV)	8.64
Russell 1000 Total Return Index	13.02
Motley Fool Innovative Growth Total Return Index (USD)	8.75
Russell 1000 Growth Benchmark Total Return Index	2.79
Visit https://fooletfs.com/our-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$11,733,206
Number of Holdings	100
Net Advisory Fee	$28,610
Portfolio Turnover	104%
30-Day SEC Yield	-0.03%
30-Day SEC Yield Unsubsidized	-0.03%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Netflix, Inc.	5.0%
NVIDIA Corp.	4.8%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.6%
Alphabet, Inc.	4.4%
Snowflake, Inc.	4.3%
Uber Technologies, Inc.	3.5%
Adobe Systems, Inc.	3.5%
Gilead Sciences, Inc.	3.5%

Top Sectors	(% of Net Assets)
Information Technology	44.2%
Communication Services	16.1%
Health Care	15.4%
Consumer Discretionary	12.3%
Industrials	6.7%
Utilities	2.0%
Consumer Staples	1.2%
Energy	0.8%
Financials	0.6%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://fooletfs.com/our-funds.
Motley Fool Innovative Growth Factor ETF	PAGE 2	TSR-AR-74938Y800

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Motley Fool Innovative Growth Factor ETF	PAGE 3	TSR-AR-74938Y800

SGI US Large Cap Core ETF
SGLC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI US Large Cap Core ETF	$97	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. However, due to investors’ lack of interest in defensive low volatility stocks, they significantly lagged the overall stock market.
Strong security selection was the primary reason for the significant outperformance relative to the benchmark  during the Period. Security selection in the Information Technology sector led by Micron Technology, Roper Technologies, and Motorola Solutions significantly contributed to relative performance. Additionally, security selection in the Health Care sector led by Merck,  Regeneron Pharmaceuticals, and United Therapeutics all contributed to the relative performance of the Fund.
In contrast, stock selection in the Industrials sector detracted from relative performance. In particular, Automatic Data Processing, Paychex, and Cummins Inc. all dropped during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Information Technology, Financials, and Utilities sectors and a decrease in exposure to Consumer Staples and Industrials sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/30/2023)
SGI US Large Cap Core ETF	27.69	22.61
S&P 500 Total Return Index	20.38	22.22
SGI US Large Cap Core ETF	PAGE 1	TSR-AR-74933W593

Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$212,213,161
Number of Holdings	142
Net Advisory Fee	$1,272,104
Portfolio Turnover	97%
30-Day SEC Yield	0.04%
30-Day SEC Yield Unsubsidized	0.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	8.1%
Apple, Inc.	6.8%
Alphabet, Inc.	6.1%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc.	2.3%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Top Sectors	(% of Net Assets)
Technology	35.2%
Financial	17.8%
Communications	17.3%
Consumer, Non-cyclical	12.8%
Consumer, Cyclical	6.0%
Industrial	4.3%
Energy	3.5%
Basic Materials	1.6%
Utilities	1.3%
Cash & Other	0.2%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI US Large Cap Core ETF	PAGE 2	TSR-AR-74933W593

SGI Dynamic Tactical ETF
DYTA (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Dynamic Tactical ETF	$101	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous  positive sentiment for artificial intelligence companies, a relatively strong economy, and upward  revised earnings estimates. International stocks from developed markets achieved slightly better  results, while in aggregate bonds performed poorly with returns of less than 2%, and cash had  modest positive returns.
Allocation to stocks, both domestic and international, and gold was the primary reason for the  outperformance relative to the benchmark. The top contributing  fund allocations that benefitted relative returns were SGI U.S. Large Cap Core Fund, Vanguard  Information Technology ETF, and  SPDR Gold Shares.
  All of our exposure to fixed income funds and cash hurt relative performance as those asset  classes underperformed during the Period. The bottom contributing fund allocations that hurt  relative returns were iShares MSCI USA Momentum Factor ETF, iShares Treasury Fund, and WisdomTree Floating Rate Fund.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Vanguard Information Technology ETF,  iShares U.S.Real  Estate ETF, and  iShares Core S&P Mid-Cap ETF. These changes were funded by a decrease in  exposure to iShares MSCI USA Momentum ETF,  iShares  U.S. Large Cap Core Fund, and  SGI Enhanced Core ETF.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Dynamic Tactical ETF	PAGE 1	TSR-AR-74933W577

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/29/2023)
SGI Dynamic Tactical ETF	12.85	11.18
S&P 500 Total Return Index	20.38	22.41
75% S&P 500 Total Return Index/25% Bloomberg Aggregate Bond	15.63	17.47
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$107,994,248
Number of Holdings	9
Net Advisory Fee	$787,813
Portfolio Turnover	76%
30-Day SEC Yield	0.88%
30-Day SEC Yield Unsubsidized	0.88%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
SGI U.S. Large Cap Core ETF	20.9%
Vanguard Information Technology ETF	10.1%
iShares MSCI USA Momentum Factor ETF	9.1%
iShares Core S&P Mid-Cap ETF	8.5%
iShares U.S. Real Estate ETF	8.0%
Vanguard Total International Stock ETF	3.1%
Schwab International Equity ETF	2.9%
iShares MSCI ACWI ex U.S. ETF	2.9%

Top Sector	(% of Net Assets)
Technology	25.8%
Real Estate	9.1%
Financials	6.8%
Industrials	6.2%
Healthcare	4.8%
Consumer Discretionary	3.4%
Communication Services	3.1%
Energy	2.2%
Consumer Staples	1.8%
Materials	1.5%
Utilities	0.7%
Cash & Other	34.6%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Dynamic Tactical ETF	PAGE 2	TSR-AR-74933W577

SGI U.S. Large Cap Equity Fund
Class I | SILVX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates.
Strong security selection was the primary reason for the significant outperformance relative to the benchmark  during the Period. Security selection in the Information Technology sector led by Micron Technology, Lam Research, and  Sandisk significantly contributed to relative performance. Additionally, security selection in the Health Care and Materials sectors both benefited the fund’s relative performance. Health Care sector top contributors were led by Merck, Regeneron Pharmaceuticals, and Eli Lilly. Materials sector top contributors were led by Freeport-McMoran and Newmont.
In contrast, stock selection in the Industrials sector detracted from relative performance. In particular, Automatic Data Processing, Paychex, and Axon Enterprise all fell during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Information Technology, Financials, and Health Care sectors and a decrease in exposure to Consumer Staples and Communications Services sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	20.78	8.36	10.85
S&P 500 Total Return Index	20.38	12.79	15.37
S&P 500 Low Volatility Index Total Return Index	4.17	5.59	8.49
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K524

Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$199,366,236
Number of Holdings	103
Net Advisory Fee	$1,446,231
Portfolio Turnover	113%
30-Day SEC Yield	0.27%
30-Day SEC Yield Unsubsidized	0.29%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	3.7%
Bank of New York Mellon Corp.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc.	3.1%
Incyte Corp.	3.0%
Consolidated Edison, Inc.	3.0%
Colgate-Palmolive Co.	3.0%
Micron Technology, Inc.	2.7%
State Street Corp.	2.6%
Palantir Technologies, Inc.	2.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	22.8%
Financial	22.4%
Technology	18.7%
Utilities	13.2%
Communications	10.4%
Consumer, Cyclical	4.5%
Basic Materials	3.4%
Energy	2.3%
Industrial	2.1%
Cash & Other	0.2%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Ernst & Young LLP    to  Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K524

SGI U.S. Large Cap Equity Fund
Class A | LVOLX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates.
Strong security selection was the primary reason for the outperformance relative to the benchmark  during the Period. Security selection in the Information Technology sector led by Micron Technology, Lam Research, and Sandisk significantly contributed to relative performance. Additionally, security selection in the Health Care and Materials sectors both benefited the Fund’s relative performance. Health Care sector top contributors were led by Merck, Regeneron Pharmaceuticals, and Eli Lilly. Materials sector top contributors were led by Freeport-McMoran and Newmont.
In contrast, stock selection in the Industrials sector detracted from relative performance. In particular, Automatic Data Processing, Paychex, and Axon Enterprise all fell during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Information Technology, Financials, and Health Care sectors and a decrease in exposure to Consumer Staples and Communications Services sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K516

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	20.45	8.10	10.58
Class A (with sales charge)	14.10	6.94	9.99
S&P 500 Total Return Index	20.38	12.79	15.37
S&P 500 Low Volatility Index Total Return Index	4.17	5.59	8.49
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$199,366,236
Number of Holdings	103
Net Advisory Fee	$1,446,231
Portfolio Turnover	113%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.04%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	3.7%
Bank of New York Mellon Corp.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc.	3.1%
Incyte Corp.	3.0%
Consolidated Edison, Inc.	3.0%
Colgate-Palmolive Co.	3.0%
Micron Technology, Inc.	2.7%
State Street Corp.	2.6%
Palantir Technologies, Inc.	2.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	22.8%
Financial	22.4%
Technology	18.7%
Utilities	13.2%
Communications	10.4%
Consumer, Cyclical	4.5%
Basic Materials	3.4%
Energy	2.3%
Industrial	2.1%
Cash & Other	0.2%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Ernst & Young LLP    to  Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K516

SGI U.S. Large Cap Equity Fund
Class C | SGICX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates.
Strong security selection was the primary reason for the significant outperformance relative to the benchmark  during the Period. Security selection in the Information Technology sector led by Micron Technology, Lam Research, and  Sandisk significantly contributed to relative performance. Additionally, security selection in the Health Care and Materials sectors both benefited the fund’s relative performance. Health Care sector top contributors were led by Merck, Regeneron Pharmaceuticals, and Eli Lilly. Materials sector top contributors were led by Freeport-McMoran and Newmont.
In contrast, stock selection in the Industrials sector detracted from relative performance. In particular, Automatic Data Processing, Paychex, and Axon Enterprise all fell during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Information Technology, Financials, and Health Care sectors and a decrease in exposure to Consumer Staples and Communications Services sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	19.61	7.30	9.81
S&P 500 Total Return Index	20.38	12.79	15.37
S&P 500 Low Volatility Index Total Return Index	4.17	5.59	8.49
SGI U.S. Large Cap Equity Fund	PAGE 1	TSR-AR-74925K284

Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$199,366,236
Number of Holdings	103
Net Advisory Fee	$1,446,231
Portfolio Turnover	113%
30-Day SEC Yield	-0.71%
30-Day SEC Yield Unsubsidized	-0.69%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	3.7%
Bank of New York Mellon Corp.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc.	3.1%
Incyte Corp.	3.0%
Consolidated Edison, Inc.	3.0%
Colgate-Palmolive Co.	3.0%
Micron Technology, Inc.	2.7%
State Street Corp.	2.6%
Palantir Technologies, Inc.	2.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	22.8%
Financial	22.4%
Technology	18.7%
Utilities	13.2%
Communications	10.4%
Consumer, Cyclical	4.5%
Basic Materials	3.4%
Energy	2.3%
Industrial	2.1%
Cash & Other	0.2%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Ernst & Young LLP    to  Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI U.S. Large Cap Equity Fund	PAGE 2	TSR-AR-74925K284

SGI Global Equity Fund
Class I | SGLIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. International stocks achieved even better results than US stocks. However, due to investors’ lack of interest in defensive minimum volatility stocks both in the US and internationally, they significantly lagged the overall stock market.
Strong security selection was the primary reason for the significant outperformance relative to the MSCI ACWI Total Return Index (USD) during the Period. Security selection in the Information Technology sector led by Micron Technology, United Microelectronics, and Taiwan Semiconductor significantly contributed to relative performance. Additionally, security selection in the Consumer Staples sector led by Monster Beverage and Coca-Cola contributed to the Fund’s relative performance.
In contrast, stock selection in the Communications Services sector detracted from relative performance. In particular, Tencent Holdings, T-Mobile, and Deutsche Telekom all fell during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to the Information Technology sector and emerging markets stocks and a decrease in exposure to Consumer Staples and Industrials sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
SGI Global Equity Fund	PAGE 1	TSR-AR-74925K417

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	22.09	7.80	8.99
S&P Global BMI Total Return Index	22.49	10.72	12.65
MSCI ACWI Net Total Return Index (USD)	22.35	10.88	12.58
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$76,411,599
Number of Holdings	127
Net Advisory Fee	$450,022
Portfolio Turnover	112%
30-Day SEC Yield	1.27%
30-Day SEC Yield Unsubsidized	1.18%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
Microsoft Corp.	3.5%
Vanguard Emerging Markets ex-China ETF	3.0%
iShares Core MSCI Emerging Markets ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.8%
Colgate-Palmolive Co.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Monster Beverage Corp.	2.4%
BNP Paribas SA	2.2%
Regeneron Pharmaceuticals, Inc.	2.1%
Berkshire Hathaway, Inc.	2.0%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	25.1%
Technology	14.8%
Financial	14.6%
Communications	13.1%
Utilities	7.4%
Industrial	4.8%
Consumer, Cyclical	4.6%
Energy	4.0%
Basic Materials	2.2%
Cash & Other	9.4%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Ernst & Young LLP    to  Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Global Equity Fund	PAGE 2	TSR-AR-74925K417

SGI Small Cap Core Fund
Class I | BOGIX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US small cap stocks achieved strong gains during the Peiord, reflecting enormous positive sentiment for artificial intelligence related companies, a relatively strong economy, and upward revised earnings estimates. Small cap stocks outperformed large cap  stocks in the US.
The Fund performed roughly in line with the two major small cap indexes, slightly outperforming the S&P 600 Small Cap Index and slightly underperforming to the benchmark. The primary return generators for the strong overall performance were both security selection and sector  allocation.
Strong security selection in the Information Technology sector contributed the most to total returns led by semiconductor stocks Maxlinear, Sandisk, and  Kulicke & Soffa Industries.
In contrast, two sector allocation decisions hurt relative performance of the Fund. Underweighting the Health Care sector and overweighting the Consumer Discretionary sector both hurt relative performance. Additionally, security selection in the Health Care sector led by Privia Health Group, Phreesia, and Phibro Animal Health all had negative returns during the Period which hurt performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to the Financials sector and a decrease in exposure to Utilities and Industrials sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Small Cap Core Fund	PAGE 1	TSR-AR-749255188

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	25.51	8.77	11.39
S&P Composite 1500 Total Return Index	20.31	12.39	14.98
S&P 600 Total Return Index	24.08	6.92	10.54
Russell 3000 Total Return	20.10	11.80	14.84
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$136,348,035
Number of Holdings	212
Net Advisory Fee	$1,242,148
Portfolio Turnover	127%
30-Day SEC Yield	0.19%
30-Day SEC Yield Unsubsidized	0.26%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
iShares Core S&P Small-Cap ETF	1.8%
Vanguard Russell 2000 ETF	1.6%
Vanguard S&P 500 ETF	1.6%
SPS Commerce, Inc.	1.5%
Matson, Inc.	1.3%
Virtu Financial, Inc.	1.3%
Corcept Therapeutics, Inc.	1.2%
Jackson Financial, Inc.	1.2%
Acadian Asset Management, Inc.	1.1%
Alarm.com Holdings, Inc.	1.1%

Top Sectors	(% of Net Assets)
Financial	25.4%
Industrial	17.5%
Consumer, Non-cyclical	15.4%
Consumer, Cyclical	9.9%
Technology	7.1%
Communications	6.2%
Energy	4.4%
Basic Materials	4.3%
Utilities	1.7%
Cash & Other	8.1%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Ernst & Young LLP    to  Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Small Cap Core Fund	PAGE 2	TSR-AR-749255188

SGI Peak Fund
Class I | SGPKX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Peak Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.07%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. International stocks from developed markets achieved slightly better  results, and cash had modest positive returns.
Fund selection was the primary reason for the outperformance relative to the blended benchmark. Many of our selected funds outperformed their benchmarks and exposure to emerging markets stocks also benefited performance.
Our minimal cash exposure hurt relative performance as cash underperformed stocks during the Period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2020)
Class I (without sales charge)	23.29	8.16	10.57
S&P 500 Total Return Index	20.38	12.79	16.60
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
SGI Peak Fund	PAGE 1	TSR-AR-74933W783

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$76,480,816
Number of Holdings	12
Net Advisory Fee	$510,423
Portfolio Turnover	36%
30-Day SEC Yield	-0.70%
30-Day SEC Yield Unsubsidized	-0.70%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
SGI U.S. Large Cap Core ETF	24.7%
SGI Enhanced Nasdaq-100 ETF	20.0%
SGI Small Cap Core Fund	11.4%
SGI Dynamic Tactical ETF	9.6%
SGI Enhanced Market Leaders ETF	6.0%
SGI Enhanced Global Income ETF	4.9%
State Street SPDR Portfolio Emerging Markets ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
Vanguard FTSE Developed Markets ETF	3.9%
Invesco S&P 500 Equal Weight ETF	3.9%

Top Sectors	(% of Net Assets)
Technology	31.9%
Financials	13.5%
Consumer Discretionary	8.5%
Industrials	8.4%
Communication Services	7.8%
Healthcare	7.5%
Consumer Staples	4.4%
Energy	3.3%
Materials	2.9%
Real Estate	2.8%
Utilities	1.8%
Cash & Other	7.2%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Ernst & Young LLP    to  Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Peak Fund	PAGE 2	TSR-AR-74933W783

SGI Prudent Fund
Class I | SGPGX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Prudent Fund (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at  1-855-744-8500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. International stocks from developed markets achieved slightly better  results, while in aggregate bonds performed poorly with returns of less than 2%, and cash had modest positive returns.
Allocation was the primary reason for the outperformance relative to the blended benchmark. Overweighting stocks, both domestic and international, contributed to relative outperformance. Fund selection also benefitted relative returns as many of our selected funds outperformed their benchmarks.
All of our exposure to fixed income funds and cash hurt relative performance as those asset classes underperformed stocks during the Period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2020)
Class I (without sales charge)	15.71	5.51	7.06
S&P 500 Total Return Index	20.38	12.79	16.60
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
SGI Prudent Fund	PAGE 1	TSR-AR-74933W775

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$53,058,953
Number of Holdings	15
Net Advisory Fee	$366,560
Portfolio Turnover	36%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
SGI U.S. Large Cap Equity Fund	25.2%
SGI U.S. Large Cap Core ETF	10.5%
SGI Enhanced Global Income ETF	10.3%
SGI Dynamic Tactical ETF	9.9%
SGI Enhanced Core ETF	9.6%
SGI Global Equity Fund	9.1%
SGI Small Cap Core Fund	7.8%
iShares 7-10 Year Treasury Bond ETF	7.7%
Vanguard 0-3 Month Treasury Bill ETF	1.9%
Vanguard Short-Term Inflation-Protected Securities ETF	1.9%

Top Sectors	(% of Net Assets)
Fixed Income	17.3%
Technology	16.2%
Financials	13.9%
Healthcare	9.3%
Utilities	4.9%
Industrials	4.7%
Consumer Staples	4.5%
Communication Services	4.3%
Consumer Discretionary	3.7%
Energy	3.0%
Real Estate	2.3%
Materials	2.2%
Cash & Other	13.7%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Ernst & Young LLP    to  Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-855-744-8500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Prudent Fund	PAGE 2	TSR-AR-74933W775

SGI Enhanced Core ETF
USDX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Core ETF	$101	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Initially, during the first four months of the Period, short-term interest rates fell, however they  increased somewhat during the latter eight months of the Period in response to inflationary pressures due to  unsustainable deficit spending and the US/Iran war. This environment supported attractive yields  in money market instruments, providing a strong foundation for the Fund’s collateral holdings. The  Fund seeks to enhance income utilizing short-dated, extremely low-delta options (“0DTE”  options).
The primary contributor to the Fund’s results was the steady income contributions from its money  market collateral. Additionally, the incremental premium income derived from its Zero Days to Expatriation options  overlay added to total returns. By systematically writing extremely low-delta, short-term options,  the Fund generated consistent premium income while maintaining a conservative risk profile and  limited directional exposure.
The enhanced income strategy  effectively complemented the stability of the money market  collateral, allowing the Fund to deliver attractive income results with a disciplined, risk-managed  approach.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
SGI Enhanced Core ETF	5.98	6.58
S&P U.S. Aggregate Bond Index	2.13	4.15
S&P 500 Total Return Index	20.38	19.57
Visit https://sgiam.com/literature/ for more recent performance information.
SGI Enhanced Core ETF	PAGE 1	TSR-AR-74933W254

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$305,788,122
Number of Holdings	8
Net Advisory Fee	$3,354,947
Portfolio Turnover	0%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
Vanguard Federal Money Market Fund	42.4%
Vanguard Treasury Money Market Fund	41.9%
North Capital Treasury Money Market Fund	8.4%
PIMCO Government Money Market Fund	2.9%
Fidelity Government Cash Reserves	2.5%
First American Government Obligations Fund	1.0%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
S&P 500 Index (Short)	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Core ETF	PAGE 2	TSR-AR-74933W254

SGI Enhanced Global Income ETF
GINX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Global Income ETF	$112	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous  positive sentiment for artificial intelligence companies, a relatively strong economy, and upward  revised earnings estimates. International stocks achieved even better results than US stocks.
Strong security selection was the primary reason for the significant  outperformance relative  to the benchmark   during the Period.  Security selection in the Financials sector led by international bank stocks Banco Bilbao Vizcaya  Argentaria SA, DBS Group Holdings, Banco Santander, and Societe Generale contributed the most to relative  performance. Security selection in both the Health Care and Consumer Discretionary sectors also  added to relative performance. Health Care sector stocks were led by strong returns from Merck  and Bristol-Myers Squibb. Consumer Discretionary sector was led by strong returns from Magna  International.
Additionally, incremental premium income derived from the Fund’s Zero Days to Expiration options overlay added to  total returns. By systematically writing extremely low-delta, short-term options, the Fund  generated consistent premium income while maintaining a conservative risk profile and limited  directional exposure.
In contrast, stock selection in the Information Technology sector detracted from relative  performance. In particular, Qualcomm, Taiwan Semiconductor, and Accenture PLC all  underperformed during the Period and hurt relative performance.
The Fund is actively managed therefore notable changes in absolute positioning during the Period include an increase in exposure to Financials, Health Care, and Energy sectors and a  decrease in exposure to Consumer Discretionary, Communications Services, and Industrials  sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Enhanced Global Income ETF	PAGE 1	TSR-AR-74933W262

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
SGI Enhanced Global Income ETF	29.00	19.91
S&P Global BMI Total Return Index	22.49	19.95
S&P 500 Total Return Index	20.38	19.57
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$106,420,516
Number of Holdings	133
Net Advisory Fee	$875,061
Portfolio Turnover	85%
30-Day SEC Yield	2.52%
30-Day SEC Yield Unsubsidized	2.52%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
iShares Emerging Markets Dividend ETF	3.1%
WisdomTree Emerging Markets High Dividend Fund	3.1%
iShares Core MSCI Emerging Markets ETF	2.9%
JPMorgan Chase & Co.	2.8%
BNP Paribas SA	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Bank of America Corp.	2.1%
Colgate-Palmolive Co.	1.9%
PepsiCo, Inc.	1.8%

Top Sectors	(% of Net Assets)
Financial	31.0%
Consumer, Non-cyclical	20.7%
Energy	9.5%
Industrial	8.3%
Consumer, Cyclical	6.1%
Technology	4.9%
Utilities	4.9%
Basic Materials	3.2%
Communications	1.9%
Cash & Other	9.5%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Global Income ETF	PAGE 2	TSR-AR-74933W262

SGI Enhanced Nasdaq-100 ETF
QXQ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Nasdaq-100 ETF	$157	1.38%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous  positive sentiment for artificial intelligence companies, a relatively strong economy, and upward  revised earnings estimates. These factors drove the strong performance of the stocks within the  Nasdaq-100 Index.
The options overlay was the primary reason for the  outperformance relative to the Nasdaq-100  Index during the Period. Incremental premium income derived from the Fund’s Zero Days to Expiration options  overlay added to total returns. By systematically writing extremely low-delta, short-term options,  the Fund generated consistent premium income. The options overlay is actively managed.
In contrast, using futures contracts for Nasdaq-100 exposure and holding cash collateral did not  fully replicate the returns on the underlying stock index, which modestly hurt relative  returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Enhanced Nasdaq-100 ETF	PAGE 1	TSR-AR-74933W239

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/13/2024)
SGI Enhanced Nasdaq-100 ETF	27.52	21.67
S&P 500 Total Return Index	20.38	18.41
Nasdaq-100 Total Return Index	26.61	21.08
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$81,888,961
Number of Holdings	7
Net Advisory Fee	$654,329
Portfolio Turnover	75%
30-Day SEC Yield	0.36%
30-Day SEC Yield Unsubsidized	0.36%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Bill	60.1%
Invesco QQQ Trust Series 1	2.6%
Micro E-Mini Nasdaq 100 Future Mar 2026	0.0%
S&P 500 Index (Short)	0.0%
Nasdaq 100 Index	-4.3%

Top Sectors	(% of Net Assets)
Technology	58.5%
Communication Services	13.7%
Consumer Discretionary	11.1%
Consumer Staples	6.2%
Healthcare	4.0%
Industrials	3.6%
Utilities	1.1%
Materials	1.0%
Energy	0.5%
Financial Services	0.2%
Cash & Other	0.1%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from Ernst & Young LLP to Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Nasdaq-100 ETF	PAGE 2	TSR-AR-74933W239

SGI Enhanced Market Leaders ETF
LDRX | (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SGI Enhanced Market Leaders ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SGI Enhanced Market Leaders ETF	$73	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
US stocks achieved strong gains during the Period, reflecting enormous positive sentiment for artificial intelligence companies, a relatively strong economy, and upward revised earnings estimates. These factors drove the strong performance of the stocks within the S&P 100 Index.
Security selection was the primary reason for the  outperformance relative to the S&P 100 Index  during the Period. The top contributing companies to the Fund’s returns were Alphabet, Intel,  and Micron Technology. Microsoft did not participate in the technology stock rally during the  Period and was the largest drag on relative performance. In addition, both Meta Platforms and  Home Depot dropped during the Period which hurt relative performance.
Additionally, the actively managed options overlay strategy produced incremental premium  income that somewhat added to total returns.  Notable changes in absolute positioning during the Period include an increase in exposure to  Information Technology and Communications Services sectors and a decrease in exposure to  Health Care, Financials, and Consumer Staples sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value  performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
SGI Enhanced Market Leaders ETF	PAGE 1	TSR-AR-74933W189

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
SGI Enhanced Market Leaders ETF	21.48	9.61	11.75
S&P 500 Total Return Index	20.38	12.79	15.37
S&P 100 Total Return Index	20.18	14.36	16.68
Visit https://sgiam.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$253,702,796
Number of Holdings	113
Net Advisory Fee	$1,082,349
Portfolio Turnover	42%
30-Day SEC Yield	0.61%
30-Day SEC Yield Unsubsidized	0.61%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	11.1%
Apple, Inc.	9.7%
Microsoft Corp.	7.8%
Alphabet, Inc.	7.6%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	3.7%
Meta Platforms, Inc.	2.6%
Micron Technology Inc.	2.3%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	2.0%

Top Sectors	(% of Net Assets)
Information Technology	43.9%
Communication Services	12.5%
Financials	11.1%
Consumer Discretionary	9.6%
Health Care	8.8%
Industrials	5.2%
Consumer Staples	4.6%
Energy	2.4%
Utilities	0.7%
Cash & Other	1.2%
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
The Auditor has been changed from  Ernst & Young LLP    to  Tait, Weller, & Baker, LLP.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sgiam.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
SGI Enhanced Market Leaders ETF	PAGE 2	TSR-AR-74933W189

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has made amendments to its code of ethics during the period covered by this report, including clarifying which of the registrant’s officers are covered. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Gregory P. Chandler, Nicholas A. Giordano and Martha A. Tirinnanzi are the registrant’s audit committee financial experts and each of them is “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$305,400	$296,000
Tait, Weller & Baker	$271,900	$220,000
Cohen & Co	$473,250	$486,000

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were related to review of semi-annual reports for Tait, Weller & Baker and Cohen & Co. and PricewaterhouseCoopers LLP, were as follows:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$0	$0
Tait, Weller & Baker	$10,000	$8,500
Cohen & Co	$8,700	$6,300

2

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were related to federal and state tax return review and excise distribution review and were as follows:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$76,380	$106,500
Tait, Weller & Baker	$72,000	$59,500
Cohen & Co	$122,000	$130,500

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$0	$0
Tait, Weller & Baker	$0	$0
Cohen & Co	$1500	$0

(e)(1)	Pre-Approval of Audit and Permitted Non-Audit Services

1.	Pre-Approval Requirements of the Company. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

2.	Pre-Approval Requirements of Affiliates. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

3.	Delegation. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

4.	Prohibited Services. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company’s audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

3

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$76,380	$106,500
Tait, Weller & Baker	$82,000	$68,000
Cohen & Co	$132,200	$136,800

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

4

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Annual Financial Statements

August 31, 2026

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments

August 31, 2026

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 74.3%
3.59%, 09/03/2026 (a)	$41,785,000	$41,776,635
3.61%, 09/10/2026 (a)	50,528,000	50,482,019
3.67%, 09/17/2026 (a)	47,850,000	47,773,015
3.67%, 09/24/2026 (a)	96,004,000	95,780,246
3.65%, 10/01/2026 (a)	122,271,000	121,895,628
3.65%, 10/08/2026 (a)	160,994,000	160,380,120
3.64%, 10/15/2026 (a)	237,206,000	236,130,432
3.66%, 10/22/2026 (a)	44,106,000	43,873,369
3.65%, 10/29/2026 (a)	97,144,000	96,557,761
3.68%, 11/05/2026 (a)	25,618,000	25,445,424
3.67%, 11/12/2026 (a)	95,592,000	94,878,884
3.69%, 11/19/2026 (a)	100,632,000	99,806,842
3.71%, 12/03/2026 (a)	108,249,000	107,195,793
3.76%, 12/10/2026 (a)	30,471,000	30,154,017
3.84%, 12/17/2026 (a)	80,936,000	80,031,886
3.85%, 01/07/2027 (a)	45,866,000	45,247,237
3.86%, 01/14/2027 (a)	61,759,000	60,878,645
3.98%, 01/21/2027 (a)	60,133,000	59,228,975
3.86%, 01/28/2027 (a)	35,518,000	34,954,191
3.87%, 02/04/2027 (a)	74,054,000	72,825,351
3.84%, 02/11/2027 (a)	41,745,000	41,018,485
3.85%, 02/18/2027 (a)	147,080,000	144,410,345
3.85%, 02/25/2027 (a)	177,031,000	173,675,599
TOTAL U.S. TREASURY BILLS (Cost $1,964,733,852)		1,964,400,899

TOTAL INVESTMENTS — 74.3% (Cost $1,964,733,852)		1,964,400,899
Other Assets in Excess of Liabilities — 25.7%		678,227,600
TOTAL NET ASSETS — 100.0%		$2,642,628,499

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
1

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (continued)

August 31, 2026

Futures contracts outstanding as of August 31, 2026 were as follows:

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	381	03/16/2027	$67,000,415	$(1,479)
3 Month Canadian Overnight Repo Rate Average	794	06/15/2027	139,248,620	(194,380)
3 Month Canadian Overnight Repo Rate Average	8	09/14/2027	1,399,906	(1,245)
3 Month Euribor	303	06/14/2027	85,290,460	(330,446)
3 Month New Zealand Treasury Bill	14	12/16/2026	8,214,228	(344)
3 Month Swiss Average Overnight Rate	7	03/16/2027	2,165,120	77
3 Month Swiss Average Overnight Rate	18	06/15/2027	5,562,720	2,320
3-Month Secured Overnight Financing Rate	11	06/15/2027	2,634,087	(5,200)
3-Year Korea Treasury Bonds	812	09/15/2026	61,247,085	4,464
Arabica Coffee	201	12/18/2026	23,479,312	(530,191)
Arabica Coffee	21	03/18/2027	2,356,988	(49,931)
Arabica Coffee	3	05/18/2027	332,550	(14,513)
ASX SPI 200 Index	329	09/17/2026	53,187,720	(336,963)
AUD/USD Cross Currency Rate	1,631	09/14/2026	116,828,530	1,385,193
BIST 30 Index	180	10/30/2026	641,562	(14,138)
Brazilian Real/US Dollar Cross Currency Rate	624	09/30/2026	11,952,720	(82,155)
Brent Crude Oil	8	09/30/2026	723,920	(9,430)
Brent Crude Oil	224	09/30/2026	20,269,760	619,276
Brent Crude Oil	56	10/30/2026	4,948,720	232,410
Brent Crude Oil	26	11/30/2026	2,239,900	35,350
British Pound/US Dollar Cross Currency Rate	1,297	09/14/2026	109,831,581	149,042
CAC40 10 Euro Index	499	09/18/2026	48,383,154	(947,855)
Canadian 10 Year Government Bonds	218	12/18/2026	18,434,720	(124,067)
Canadian Canola Oil	813	11/13/2026	9,540,483	235,278
Canadian Canola Oil	96	01/14/2027	1,140,543	24,046
Canadian Dollar/US Dollar Cross Currency Rate	47	09/15/2026	3,394,105	5,603
Consumer Discretionary Select Sector Index	2	09/18/2026	471,840	(11,930)
Copper	314	12/29/2026	52,496,875	(371,344)
Copper	10	03/29/2027	1,696,625	(26,413)
Corn No. 2 Yellow	1,805	12/14/2026	48,531,938	1,687,985
Corn No. 2 Yellow	1,026	03/12/2027	28,330,425	1,230,363
Corn No. 2 Yellow	43	05/14/2027	1,200,775	75,887
Cotton No.2	848	12/08/2026	39,491,360	4,273,688
Cotton No.2	76	03/08/2027	3,615,320	549,255
Crude Oil	291	09/22/2026	24,956,160	756,265
Crude Oil	36	10/20/2026	3,026,160	156,700
Crude Oil	45	11/20/2026	3,693,150	146,180
Crude Oil	15	12/21/2026	1,201,800	51,620
Crude Palm Oil	19	10/15/2026	564,903	10,147
Crude Palm Oil	92	11/13/2026	2,795,877	73,503
Crude Palm Oil	59	12/15/2026	1,827,447	70,076
Crude Palm Oil	25	01/15/2027	786,606	20,144
Crude Soybean Oil	997	12/14/2026	42,543,984	694,727
Crude Soybean Oil	79	01/14/2027	3,370,614	82,632
Crude Soybean Oil	17	03/12/2027	724,710	7,092
DAX Index	4	09/18/2026	611,578	14,955
Dollar Index	5	09/14/2026	496,925	(1,975)
Dow Jones Industrial Average Index	278	09/18/2026	74,003,600	918,680
Dow Jones U.S. Micro-Cap Total Stock Index	4	09/18/2026	106,480	603

The accompanying notes are an integral part of the financial statements.
2

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
E-mini Energy Select Sector	2	09/18/2026	$268,460	$21,910
E-mini Materials Sector	1	09/18/2026	111,810	1,020
Emini S&P 500 ESG Index	12	09/18/2026	4,116,960	76,135
Euro STOXX 50 Dividend Index	9	12/17/2027	194,861	14,496
Euro STOXX 50 Quanto Index	1,046	09/18/2026	78,208,219	745,566
Euro STOXX Banks Index	753	09/18/2026	13,869,695	883,556
Euro/Japanese Yen Cross Currency Rate	220	09/14/2026	31,939,593	125,305
Euro/US Dollar Cross Currency Rate	228	09/14/2026	33,124,125	1,375
Euro/US Dollar Cross Currency Rate	4	09/14/2026	58,113	55
European Rapeseed	485	10/30/2026	15,330,185	380,799
European Rapeseed	36	01/29/2027	1,142,615	10,294
Financial Select Sector Index	1	09/18/2026	177,883	(93)
FTSE 100 Index	1,133	09/18/2026	166,355,307	2,996,107
FTSE Bursa Malaysia KLCI Index	45	09/30/2026	950,074	(14,829)
FTSE China A50 Index	303	09/29/2026	4,454,706	18,300
FTSE MIB Index	19	09/18/2026	1,162,860	(3,126)
FTSE/JSE Top 40 Index	133	09/17/2026	8,954,019	(17,224)
FTSE/MIB Index	93	09/18/2026	28,459,456	31,693
German Stock Index	165	09/18/2026	126,138,027	2,375,416
Gold	163	12/29/2026	73,048,450	(1,616,444)
Gold	5	02/24/2027	2,258,750	(48,000)
Hang Seng China Enterprises Index	1	09/29/2026	54,099	(504)
Hang Seng China Enterprises Index	5	09/29/2026	54,099	(453)
Hang Seng Index	240	09/29/2026	38,966,377	(196,914)
Hang Seng Index	35	09/29/2026	1,136,519	(8,417)
Hard Red Winter Wheat	414	12/14/2026	17,346,600	1,870,425
Hard Red Winter Wheat	69	03/12/2027	2,936,812	290,650
IBEX 35 Composite Index	12	09/18/2026	279,085	1,090
IBEX 35 Index	17	09/18/2026	3,953,706	5,517
ICE 3 Month SONIA Rate	12	06/15/2027	3,890,598	(4,505)
ICE 3 Month SONIA Rate	190	09/14/2027	61,536,768	(127,641)
ICE 3 Month SONIA Rate	29	03/14/2028	9,391,963	(12,432)
ICE European Climate Exchange Emissions	107	12/14/2026	10,328,137	45,022
ICE European Climate Exchange Emissions	7	12/20/2027	700,472	24,416
Japanese 10 Year Government Bonds	336	09/14/2026	264,950,986	(2,814,523)
Japanese Yen/US Dollar Cross Currency Rate	222	09/14/2026	17,382,600	(16,073)
JPNK400 Index	1	09/10/2026	23,487	(122)
Lean Hogs	9	10/14/2026	301,230	1,010
Light Sweet Crude Oil	13	09/21/2026	557,440	23,915
Live Cattle	43	10/30/2026	3,658,010	(241,280)
LME Aluminum Forward	2	09/01/2026	161,474	(266)
LME Aluminum Forward	1	09/02/2026	80,859	(13,178)
LME Aluminum Forward	2	09/04/2026	161,914	98
LME Aluminum Forward	2	09/08/2026	161,993	5,018
LME Aluminum Forward	3	09/09/2026	243,049	7,511
LME Aluminum Forward	2	09/11/2026	162,191	2,684
LME Aluminum Forward	68	09/14/2026	5,515,344	125,918
LME Aluminum Forward	1	09/15/2026	80,958	(4,605)
LME Aluminum Forward	5	09/16/2026	404,549	700
LME Aluminum Forward	7	09/18/2026	565,694	(28,572)

The accompanying notes are an integral part of the financial statements.
3

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Aluminum Forward	1	09/21/2026	$80,765	$(47)
LME Aluminum Forward	2	09/28/2026	161,506	4,782
LME Aluminum Forward	2	09/29/2026	161,537	2,684
LME Aluminum Forward	3	09/30/2026	242,352	3,527
LME Aluminum Forward	3	10/02/2026	242,539	6,466
LME Aluminum Forward	3	10/05/2026	242,587	7,699
LME Aluminum Forward	2	10/06/2026	161,756	4,068
LME Aluminum Forward	2	10/07/2026	161,787	3,700
LME Aluminum Forward	2	10/09/2026	161,912	3,826
LME Aluminum Forward	3	10/12/2026	242,914	4,340
LME Aluminum Forward	3	10/13/2026	242,966	5,837
LME Aluminum Forward	2	10/14/2026	162,011	2,847
LME Aluminum Forward	2	10/16/2026	162,147	4,197
LME Aluminum Forward	81	10/19/2026	6,568,310	62,809
LME Aluminum Forward	1	10/21/2026	81,040	1,040
LME Aluminum Forward	2	10/23/2026	162,078	1,948
LME Aluminum Forward	2	10/28/2026	162,024	1,983
LME Aluminum Forward	4	11/02/2026	324,223	286
LME Aluminum Forward	5	11/03/2026	405,279	866
LME Aluminum Forward	12	11/04/2026	972,669	(8,294)
LME Aluminum Forward	6	11/06/2026	486,560	(10,791)
LME Aluminum Forward	5	11/10/2026	405,641	(13,109)
LME Aluminum Forward	7	11/11/2026	567,906	(1,044)
LME Aluminum Forward	71	11/16/2026	5,760,550	58,171
LME Aluminum Forward	3	11/18/2026	243,075	1,175
LME Aluminum Forward	2	11/25/2026	162,100	275
LME Copper Forward	2	09/02/2026	722,409	51,446
LME Copper Forward	1	09/07/2026	361,373	17,386
LME Copper Forward	1	09/08/2026	361,398	34,356
LME Copper Forward	20	09/14/2026	7,231,465	392,414
LME Copper Forward	4	09/18/2026	1,435,596	75,889
LME Copper Forward	1	09/21/2026	358,274	23,374
LME Copper Forward	1	09/22/2026	358,224	17,491
LME Copper Forward	4	09/23/2026	1,432,996	73,023
LME Copper Forward	1	09/28/2026	358,424	17,691
LME Copper Forward	1	10/13/2026	358,968	18,430
LME Copper Forward	26	10/19/2026	9,340,474	369,136
LME Copper Forward	1	10/21/2026	358,599	15,337
LME Copper Forward	1	10/23/2026	358,577	14,677
LME Copper Forward	1	10/26/2026	358,580	17,780
LME Copper Forward	1	10/27/2026	358,584	18,659
LME Copper Forward	2	10/30/2026	716,623	23,148
LME Copper Forward	2	11/04/2026	716,656	13,430
LME Copper Forward	25	11/16/2026	8,951,538	85,174
LME Copper Forward	4	11/18/2026	1,430,100	23,779
LME Copper Forward	2	11/23/2026	714,650	(1,713)
LME Lead Forward	12	09/01/2026	562,200	(47,750)
LME Lead Forward	10	09/01/2026	470,035	(33,640)
LME Lead Forward	17	09/02/2026	796,760	(58,990)
LME Lead Forward	13	09/02/2026	608,813	(50,137)

The accompanying notes are an integral part of the financial statements.
4

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Lead Forward	1	09/11/2026	$47,070	$(2,405)
LME Lead Forward	51	09/14/2026	2,401,488	30,198
LME Lead Forward	24	09/18/2026	1,127,112	(11,576)
LME Lead Forward	6	09/21/2026	281,778	2,687
LME Lead Forward	6	09/22/2026	281,778	2,564
LME Lead Forward	14	09/23/2026	657,482	4,435
LME Lead Forward	17	09/25/2026	799,476	2,649
LME Lead Forward	12	09/28/2026	564,534	4,485
LME Lead Forward	16	09/29/2026	752,972	7,207
LME Lead Forward	11	09/30/2026	517,847	1,670
LME Lead Forward	1	10/02/2026	47,142	24
LME Lead Forward	1	10/05/2026	47,158	(354)
LME Lead Forward	7	10/07/2026	330,337	3,833
LME Lead Forward	106	10/19/2026	5,022,942	29,524
LME Nickel Forward	1	09/01/2026	100,342	(14,918)
LME Nickel Forward	1	09/01/2026	100,210	(2,624)
LME Nickel Forward	1	09/02/2026	100,216	(731)
LME Nickel Forward	1	09/04/2026	100,240	(773)
LME Nickel Forward	2	09/07/2026	200,506	(3,424)
LME Nickel Forward	1	09/08/2026	100,266	(781)
LME Nickel Forward	6	09/09/2026	601,655	(14,032)
LME Nickel Forward	1	09/11/2026	100,314	(2,686)
LME Nickel Forward	77	09/14/2026	7,724,940	(196,678)
LME Nickel Forward	1	09/15/2026	100,315	(2,705)
LME Nickel Forward	2	09/16/2026	200,647	(8,813)
LME Nickel Forward	4	09/18/2026	401,430	(22,005)
LME Nickel Forward	1	09/21/2026	100,366	(2,709)
LME Nickel Forward	1	09/25/2026	100,417	(2,544)
LME Nickel Forward	1	09/28/2026	100,425	(889)
LME Nickel Forward	1	09/29/2026	100,425	(1,611)
LME Nickel Forward	3	09/30/2026	301,276	(1,731)
LME Nickel Forward	3	10/02/2026	301,399	(6,753)
LME Nickel Forward	1	10/05/2026	100,485	(2,568)
LME Nickel Forward	2	10/06/2026	201,004	(459)
LME Nickel Forward	2	10/07/2026	201,039	(1,604)
LME Nickel Forward	1	10/12/2026	100,607	(913)
LME Nickel Forward	4	10/14/2026	402,566	(4,744)
LME Nickel Forward	68	10/19/2026	6,847,395	(58,655)
LME Nickel Forward	3	10/20/2026	302,129	(7,262)
LME Nickel Forward	1	10/21/2026	100,723	(3,647)
LME Nickel Forward	2	10/23/2026	201,552	(5,328)
LME Nickel Forward	5	10/26/2026	503,947	(3,593)
LME Nickel Forward	2	10/28/2026	201,632	(5,818)
LME Nickel Forward	2	11/03/2026	201,792	(3,708)
LME Nickel Forward	2	11/04/2026	201,818	518
LME Nickel Forward	1	11/06/2026	100,962	(858)
LME Nickel Forward	2	11/11/2026	202,005	1,215
LME Nickel Forward	2	11/13/2026	202,137	(2,588)
LME Nickel Forward	3	11/16/2026	303,223	(3,368)
LME Nickel Forward	4	11/17/2026	404,273	(3,539)

The accompanying notes are an integral part of the financial statements.
5

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Nickel Forward	3	11/18/2026	$303,218	$(5,038)
LME Tin Forward	3	09/04/2026	823,269	68,304
LME Tin Forward	1	09/07/2026	274,439	10,495
LME Tin Forward	1	10/07/2026	274,919	9,244
LME Tin Forward	1	10/19/2026	275,245	7,125
LME Tin Forward	1	10/20/2026	275,261	5,136
LME Tin Forward	2	10/21/2026	550,552	15,853
LME Tin Forward	2	10/26/2026	550,709	15,834
LME Tin Forward	1	10/27/2026	275,370	6,295
LME Tin Forward	1	11/06/2026	275,730	(2,744)
LME Tin Forward	2	11/10/2026	551,580	(6,264)
LME Tin Forward	5	11/18/2026	1,380,200	(8,930)
LME Zinc Forward	1	09/01/2026	102,894	16,692
LME Zinc Forward	2	09/01/2026	203,898	31,630
LME Zinc Forward	2	09/02/2026	203,448	27,889
LME Zinc Forward	2	09/02/2026	204,198	27,276
LME Zinc Forward	1	09/09/2026	100,194	10,856
LME Zinc Forward	85	09/14/2026	8,443,326	747,028
LME Zinc Forward	2	09/15/2026	198,442	22,434
LME Zinc Forward	4	09/16/2026	396,759	44,956
LME Zinc Forward	5	09/18/2026	495,639	48,066
LME Zinc Forward	2	09/21/2026	198,193	24,773
LME Zinc Forward	4	09/22/2026	396,262	46,657
LME Zinc Forward	5	09/23/2026	495,172	55,589
LME Zinc Forward	2	09/25/2026	197,868	21,670
LME Zinc Forward	3	09/28/2026	296,651	29,158
LME Zinc Forward	2	10/05/2026	197,002	18,128
LME Zinc Forward	1	10/07/2026	98,313	7,563
LME Zinc Forward	1	10/13/2026	98,031	8,367
LME Zinc Forward	1	10/16/2026	97,843	9,919
LME Zinc Forward	94	10/19/2026	9,191,414	785,491
LME Zinc Forward	1	10/20/2026	97,750	8,125
LME Zinc Forward	1	10/21/2026	97,719	7,945
LME Zinc Forward	1	10/23/2026	97,658	8,234
LME Zinc Forward	1	10/26/2026	97,628	8,172
LME Zinc Forward	1	10/27/2026	97,597	8,234
LME Zinc Forward	6	10/28/2026	585,580	41,981
LME Zinc Forward	3	10/30/2026	292,790	18,278
LME Zinc Forward	2	11/02/2026	195,181	7,077
LME Zinc Forward	2	11/03/2026	195,168	2,773
LME Zinc Forward	6	11/04/2026	585,456	14,175
LME Zinc Forward	1	11/06/2026	97,559	4,072
LME Zinc Forward	1	11/11/2026	97,559	1,280
LME Zinc Forward	82	11/16/2026	7,973,209	365,351
LME Zinc Forward	2	11/17/2026	194,273	2,417
LME Zinc Forward	13	11/18/2026	1,261,965	52,836
LME Zinc Forward	2	11/20/2026	194,150	2,400
LME Zinc Forward	1	11/23/2026	97,075	1,125
London Cocoa	72	12/14/2026	4,740,424	620,181
London Cocoa	36	03/12/2027	2,430,699	310,809

The accompanying notes are an integral part of the financial statements.
6

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
London Cocoa	11	05/13/2027	$742,266	$107,451
London Metals - Aluminum(a)	1,105	09/14/2026	89,624,340	(7,005,204)
London Metals - Aluminum(a)	432	10/19/2026	35,030,988	1,101,240
London Metals - Aluminum(a)	184	11/16/2026	14,928,748	(22,261)
London Metals - Aluminum(a)	252	12/14/2026	20,446,965	(515,049)
London Metals - Copper(a)	259	09/14/2026	93,647,469	4,670,511
London Metals - Copper(a)	28	10/19/2026	10,058,972	150,392
London Metals - Copper(a)	180	12/14/2026	64,276,740	868,433
London Metals - Lead(a)	881	09/14/2026	41,484,528	(693,491)
London Metals - Lead(a)	77	10/19/2026	3,648,741	378
London Metals - Lead(a)	7	11/16/2026	333,067	(902)
London Metals - Lead(a)	89	12/14/2026	4,257,582	(6,402)
London Metals - Nickel(a)	244	09/14/2026	24,479,032	(1,725,740)
London Metals - Nickel(a)	6	12/14/2026	608,724	(3,749)
London Metals - Tin(a)	1	09/14/2026	274,470	(2,710)
London Metals - Tin(a)	1	12/14/2026	276,465	(2,385)
London Metals - Zinc(a)	701	09/14/2026	69,632,608	7,710,385
London Metals - Zinc(a)	192	10/19/2026	18,773,952	1,209,199
London Metals - Zinc(a)	121	11/16/2026	11,765,344	441,247
London Metals - Zinc(a)	397	12/14/2026	38,387,419	1,424,648
Long Gilt	358	12/29/2026	41,785,504	(239,536)
Low Sulphur Gas Oil	231	10/12/2026	29,648,850	2,899,775
Low Sulphur Gas Oil	40	11/12/2026	4,868,000	612,250
Low Sulphur Gas Oil	13	12/10/2026	1,504,425	231,725
Low Sulphur Gas Oil	6	01/12/2027	669,150	43,700
Maize	19	11/05/2026	297,661	37,213
Mexican Peso/US Dollar Cross Currency Rate	1,834	09/14/2026	53,901,260	919,314
Milling Wheat No. 2	618	12/10/2026	8,802,473	279,744
Milling Wheat No. 2	276	03/10/2027	3,939,216	114,137
Milling Wheat No. 2	30	05/10/2027	429,918	6,098
Minneapolis Hard Red Spring Wheat	55	12/14/2026	2,098,250	70,662
Minneapolis Hard Red Spring Wheat	22	03/12/2027	860,200	45,162
MSCI China A 50 Index	2	09/18/2026	135,290	295
MSCI EAFE Index	61	09/18/2026	9,847,840	22,415
MSCI Emerging Markets Index	190	09/18/2026	16,255,450	138,464
MSCI Singapore Index	456	09/29/2026	19,531,839	89,297
Nasdaq 100 Index	131	09/18/2026	77,324,060	(880,746)
NASDAQ 100 Micro Index	1	09/18/2026	59,026	365
Natural Gas	62	09/28/2026	1,819,700	47,305
Natural Gas	80	09/29/2026	4,832,756	472,782
Natural Gas	20	10/29/2026	1,162,929	67,252
New Zealand Dollar/US Dollar Cross Currency Rate	21	09/14/2026	1,242,675	(9,900)
Nikkei 225 Index	3	09/10/2026	988,650	6,750
Nikkei 225 Index	13	09/10/2026	540,751	(10,141)
Nikkei 225 Index	45	09/10/2026	18,718,310	(312,352)
Nikkei 225 Index	108	09/10/2026	22,467,042	340,924
NY Harbor ULSD	234	09/30/2026	43,347,377	3,145,730
NY Harbor ULSD	36	10/30/2026	6,428,570	753,047
NY Harbor ULSD	27	11/30/2026	4,621,390	476,171
NY Harbor ULSD	11	12/31/2026	1,825,039	120,796

The accompanying notes are an integral part of the financial statements.
7

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
NYSE FANG+ Index	2	09/18/2026	$187,926	$(1,068)
Oats	2	12/14/2026	37,300	1,413
OMXS30 ESG Index	6	09/18/2026	199,346	4,060
OMXS30 Index	982	09/18/2026	33,988,818	483,299
Palladium	6	12/29/2026	826,980	(12,410)
Phelix DE Base Yearly	5	12/29/2026	5,957,557	508,351
Phelix DE Baseload Quarterly	7	09/28/2026	2,777,492	354,653
Platinum	40	10/28/2026	3,588,400	(152,465)
Reformulated Gasoline Blendstock	393	09/30/2026	50,788,962	2,639,414
Reformulated Gasoline Blendstock	46	10/30/2026	5,581,934	246,565
Reformulated Gasoline Blendstock	34	11/30/2026	3,901,439	180,377
Reformulated Gasoline Blendstock	16	12/31/2026	1,775,222	102,820
Robusta Coffee	99	11/24/2026	3,493,710	(267,170)
Robusta Coffee	34	01/25/2027	1,196,120	(88,380)
Rotterdam Coal	2	10/30/2026	267,400	400
Rotterdam Coal	2	11/27/2026	267,500	500
Rotterdam Coal	2	12/24/2026	267,500	500
Rough Rice	47	11/13/2026	1,478,150	96,770
Russell 2000 Index	2	09/18/2026	29,587	(528)
Russell 2000 Index	365	09/18/2026	53,996,275	(752,190)
S&P 500 Index	362	09/18/2026	139,351,900	921,801
S&P 500 Index	9	09/18/2026	346,455	526
S&P Mid Cap 400 Index	32	09/18/2026	12,054,720	(246,780)
S&P Real Estate Select Sector Stock Index	8	09/18/2026	432,200	(10,900)
S&P/Toronto Stock Exchange 60 Index	438	09/17/2026	134,546,066	3,037,039
SGX FTSE Taiwan Index	97	09/29/2026	15,546,190	416,534
SGX Technically Specified Rubber 20	3	10/30/2026	35,475	2,400
Silver	22	12/29/2026	7,368,900	(184,230)
South African Rand/US Dollar Cross Currency Rate	3	09/14/2026	93,037	1,450
Soybean Meal	1,232	12/14/2026	42,540,960	1,546,099
Soybean Meal	104	01/14/2027	3,617,120	182,710
Soybeans	1,395	11/13/2026	89,838,000	3,620,367
Soybeans	124	01/14/2027	8,080,150	469,238
Soybeans	501	03/12/2027	32,790,450	1,592,800
STOXX 600 Bank Spread Index	25	09/18/2026	620,702	41,838
STOXX 600 Utilities Index	7	09/18/2026	219,045	(9,635)
STOXX Euro ESG-X Index	68	09/18/2026	1,863,263	15,126
STOXX Europe 600 Index	95	09/18/2026	3,594,004	69,140
STOXX Europe 600 Index	4	09/18/2026	127,445	3,763
Sugar #11	654	09/30/2026	13,045,469	568,496
Sugar #11	850	02/26/2027	17,926,160	483,627
Sugar #11	86	04/30/2027	1,765,546	96,040
Sugar #11	15	06/30/2027	301,896	16,330
Swiss Government Bonds	3	09/08/2026	390,351	(1,509)
Tokyo Price Index	44	09/10/2026	1,147,443	30,252
TOPIX Index	206	09/10/2026	53,721,189	1,957,964
Two Year Canadian Government Bonds	314	12/18/2026	23,723,035	(31,726)
U.S. Treasury 10 Year Notes	36	12/21/2026	3,875,625	(34,313)
U.S. Treasury 2 Year Notes	189	12/31/2026	38,789,297	(88,906)
U.S. Treasury 5 Year Note	8	12/31/2026	845,625	(5,313)

The accompanying notes are an integral part of the financial statements.
8

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts PURCHASED	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
UK Natural Gas	65	09/29/2026	$4,500,106	$379,052
UK Natural Gas	30	10/29/2026	2,047,411	224
US Cocoa	146	12/15/2026	9,885,660	1,014,121
US Cocoa	43	03/15/2027	2,969,150	356,510
Wheat	1,274	12/14/2026	49,303,800	4,385,702
Wheat	106	03/12/2027	4,177,725	355,025
Wheat	36	05/14/2027	1,428,300	169,813
White Sugar	50	09/15/2026	1,286,000	135,215
White Sugar	162	11/13/2026	4,214,430	274,730
White Sugar	42	02/12/2027	1,098,300	89,215
WTI Light Sweet Crude Oil	11	09/21/2026	943,360	30,780
WTI Light Sweet Crude Oil	10	10/19/2026	840,600	30,680
WTI Light Sweet Crude Oil	5	11/19/2026	410,350	27,210
WTI Light Sweet Crude Oil	6	12/18/2026	480,720	19,000
XAV Health Care Select Sector Index	1	09/18/2026	172,360	(3,440)
				$62,166,190

The accompanying notes are an integral part of the financial statements.
9

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(38)	01/29/2027	$15,194,090	$26,919
10 Year Japanese Government Bonds	(21)	09/11/2026	1,655,944	10,423
10 Year U.S. Ultra Treasury Notes	(379)	12/21/2026	41,470,891	128,063
3 Month Canadian Overnight Repo Rate Average	(1,347)	03/16/2027	236,875,483	(55,837)
3 Month Canadian Overnight Repo Rate Average	(7)	12/14/2027	1,223,087	532
3 Month Canadian Overnight Repo Rate Average	(13)	03/14/2028	2,269,454	1,885
3 Month Canadian Overnight Repo Rate Average	(9)	06/20/2028	1,570,268	1,254
3 Month Euribor	(15)	12/14/2026	4,233,189	2,657
3 Month Euribor	(194)	03/15/2027	54,659,115	202,705
3 Month Euribor	(914)	06/14/2027	257,278,812	416,008
3 Month Euribor	(409)	09/13/2027	115,092,416	202,109
3 Month Euribor	(1,492)	12/13/2027	419,913,116	747,064
3 Month Euribor	(173)	03/13/2028	48,697,193	124,634
3 Month Euribor	(580)	06/19/2028	163,279,108	490,435
3 Month Euribor	(257)	09/18/2028	72,353,267	169,891
3 Month Euribor	(349)	12/18/2028	98,248,981	182,610
3 Month Euribor	(87)	03/19/2029	24,489,340	50,731
3 Month Euribor	(316)	06/18/2029	88,945,198	217,093
3 Month Euribor	(80)	09/17/2029	22,515,449	35,848
3 Month Euribor	(1)	12/17/2029	281,400	363
3 Month New Zealand Treasury Bill	(3)	12/16/2026	1,760,192	–
3 Month New Zealand Treasury Bill	(7)	03/10/2027	4,104,906	645
3 Month Swiss Average Overnight Rate	(3)	09/14/2027	926,099	(680)
3 Month TONA Index	(433)	03/16/2027	66,781,272	85,391
30 Day Federal Funds Rate	(2)	07/30/2027	798,147	479
3-Month Secured Overnight Financing Rate	(127)	03/16/2027	30,453,013	41,488
3-Month Secured Overnight Financing Rate	(943)	06/15/2027	225,813,138	362,475
3-Month Secured Overnight Financing Rate	(1,989)	09/14/2027	475,992,563	1,411,227
3-Month Secured Overnight Financing Rate	(380)	12/14/2027	90,938,750	411,775
3-Month Secured Overnight Financing Rate	(2,646)	03/14/2028	633,485,475	1,978,450
3-Month Secured Overnight Financing Rate	(1,067)	06/20/2028	255,546,500	1,010,700
3-Month Secured Overnight Financing Rate	(432)	09/19/2028	103,480,200	435,275
3-Month Secured Overnight Financing Rate	(408)	12/19/2028	97,731,300	389,700
3-Month Secured Overnight Financing Rate	(451)	03/20/2029	108,031,413	394,438
3-Month Secured Overnight Financing Rate	(1,614)	06/18/2029	386,593,350	904,715
3-Month Secured Overnight Financing Rate	(286)	09/18/2029	68,500,575	198,425
3-Month Secured Overnight Financing Rate	(209)	12/18/2029	50,052,887	96,125
3-Month Secured Overnight Financing Rate	(75)	03/19/2030	17,958,750	44,363
3-Month Secured Overnight Financing Rate	(70)	06/18/2030	16,758,875	40,925
3-Month Secured Overnight Financing Rate	(71)	09/17/2030	16,995,625	32,563
Arabica Coffee	(23)	12/18/2026	2,686,687	23,625
ASX SPI 200 Index	(126)	09/17/2026	20,369,765	(291,907)
AUD/USD Cross Currency Rate	(626)	09/14/2026	44,840,380	(837,919)
Australian 90 Day Bank Bills	(49)	09/10/2026	34,721,254	(448)
Australian 90 Day Bank Bills	(3,194)	12/10/2026	2,262,431,409	729,232
Australian 90 Day Bank Bills	(2,236)	03/11/2027	1,583,689,253	341,559
Australian 90 Day Bank Bills	(497)	06/10/2027	352,018,221	159,572
Australian 90 Day Bank Bills	(165)	09/09/2027	116,884,309	37,398
Australian 90 Day Bank Bills	(44)	12/09/2027	31,173,708	9,902
Australian 90 Day Bank Bills	(40)	03/09/2028	28,342,498	8,106

The accompanying notes are an integral part of the financial statements.
10

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Australian Government 10 Year Bonds	(1,954)	09/15/2026	$149,856,727	$887,854
Australian Government 3 Year Bonds	(4,849)	09/15/2026	360,375,761	919,569
British Pound/US Dollar Cross Currency Rate	(30)	09/14/2026	2,540,437	(36,025)
CAC40 10 Euro Index	(53)	09/18/2026	5,138,892	16,453
Canadian 10 Year Government Bonds	(997)	12/18/2026	84,309,246	462,982
Canadian 5 Year Bonds	(390)	12/18/2026	31,429,056	92,204
Canadian Dollar/US Dollar Cross Currency Rate	(825)	09/15/2026	59,577,375	(484,460)
Class III Milk	(7)	11/03/2026	237,720	2,740
Copper	(237)	12/29/2026	39,623,437	185,200
Corn No. 2 Yellow	(199)	12/14/2026	5,350,613	(839,513)
Cotton No.2	(59)	12/08/2026	2,747,630	(442,180)
Crude Soybean Oil	(29)	12/14/2026	1,237,488	(14,334)
Dollar Index	(446)	09/14/2026	44,325,710	(360,907)
Dow Jones Industrial Average Index	(38)	09/18/2026	10,115,600	13,715
Euro BUXL 30 Year Bonds	(404)	09/08/2026	48,644,055	1,439,181
Euro STOXX 50 Quanto Index	(83)	09/18/2026	6,205,815	9,751
Euro/Pound Sterling Cross Currency Rate	(4)	09/14/2026	581,157	673
Euro/US Dollar Cross Currency Rate	(1,953)	09/14/2026	283,734,281	(1,759,505)
Euro-BOBL	(2,887)	09/08/2026	379,939,019	2,073,654
Euro-BTP Italian Government Bonds	(476)	09/08/2026	63,666,078	436,124
Euro-Bund	(2,932)	09/08/2026	419,781,536	3,376,133
Euro-Schatz	(5,945)	09/08/2026	727,104,464	1,253,829
Feeder Cattle	(38)	10/29/2026	6,023,475	68,363
Feeder Cattle	(6)	11/19/2026	931,275	5,125
French Government Bonds	(1,229)	09/08/2026	165,223,784	1,985,296
Frozen Concentrated Orange Juice	(27)	11/09/2026	555,862	48,953
FTSE 100 Index	(50)	09/18/2026	7,341,364	(16,940)
FTSE China A50 Index	(528)	09/29/2026	7,762,656	(79,612)
Hang Seng China Enterprises Index	(97)	09/29/2026	5,247,574	13,479
Hang Seng Index	(1)	09/29/2026	162,360	(121)
Hang Seng TECH Index	(125)	09/29/2026	3,686,953	(23,429)
ICE 3 Month SONIA Rate	(2)	03/16/2027	649,754	(169)
ICE 3 Month SONIA Rate	(238)	06/15/2027	77,163,521	6,877
ICE 3 Month SONIA Rate	(170)	09/14/2027	55,059,213	(48,814)
ICE 3 Month SONIA Rate	(54)	12/14/2027	17,484,824	11,128
ICE 3 Month SONIA Rate	(437)	03/14/2028	141,527,164	(13,668)
ICE 3 Month SONIA Rate	(301)	06/20/2028	97,502,490	247,236
ICE 3 Month SONIA Rate	(80)	09/19/2028	25,918,348	24,847
ICE 3 Month SONIA Rate	(79)	12/19/2028	25,594,369	24,000
ICE 3 Month SONIA Rate	(135)	03/20/2029	43,732,639	34,925
ICE 3 Month SONIA Rate	(181)	06/19/2029	58,628,000	165,309
ICE 3 Month SONIA Rate	(30)	09/18/2029	9,716,332	7,740
ICE 3 Month SONIA Rate	(19)	12/18/2029	6,152,711	5,047
Indian Rupee/US Dollar Cross Currency Rate	(2)	09/28/2026	104,900	(340)
Indian Rupee/US Dollar Cross Currency Rate	(2)	09/28/2026	41,984	(144)
Japanese 10 Year Government Bonds	(343)	09/14/2026	270,470,798	2,472,655
Japanese Yen/US Dollar Cross Currency Rate	(1,164)	09/14/2026	91,141,200	106,730
Lean Hogs	(388)	10/14/2026	12,986,360	110,210
Lean Hogs	(393)	12/14/2026	11,656,380	(238,550)
Lean Hogs	(197)	02/12/2027	6,030,170	(148,580)

The accompanying notes are an integral part of the financial statements.
11

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Live Cattle	(95)	10/30/2026	$8,081,650	$194,740
Live Cattle	(138)	12/31/2026	11,844,540	45,590
Live Cattle	(63)	02/26/2027	5,455,170	43,660
LME Aluminum Forward	(2)	09/01/2026	161,474	(3,571)
LME Aluminum Forward	(1)	09/02/2026	80,859	10
LME Aluminum Forward	(2)	09/04/2026	161,914	18,449
LME Aluminum Forward	(2)	09/08/2026	161,993	11,532
LME Aluminum Forward	(3)	09/09/2026	243,049	14,279
LME Aluminum Forward	(2)	09/11/2026	162,191	9,497
LME Aluminum Forward	(68)	09/14/2026	5,515,344	(157,541)
LME Aluminum Forward	(1)	09/15/2026	80,958	4,355
LME Aluminum Forward	(5)	09/16/2026	404,549	20,464
LME Aluminum Forward	(7)	09/18/2026	565,694	(13,992)
LME Aluminum Forward	(1)	09/21/2026	80,765	3,260
LME Aluminum Forward	(2)	09/28/2026	161,506	(5,418)
LME Aluminum Forward	(2)	09/29/2026	161,537	(8,425)
LME Aluminum Forward	(3)	09/30/2026	242,352	(11,827)
LME Aluminum Forward	(3)	10/02/2026	242,540	(9,727)
LME Aluminum Forward	(3)	10/05/2026	242,587	(6,351)
LME Aluminum Forward	(2)	10/06/2026	161,756	(4,368)
LME Aluminum Forward	(2)	10/07/2026	161,787	(3,112)
LME Aluminum Forward	(2)	10/09/2026	161,912	(5,175)
LME Aluminum Forward	(3)	10/12/2026	242,915	(4,751)
LME Aluminum Forward	(3)	10/13/2026	242,966	(4,903)
LME Aluminum Forward	(2)	10/14/2026	162,011	(3,511)
LME Aluminum Forward	(2)	10/16/2026	162,147	(4,097)
LME Aluminum Forward	(81)	10/19/2026	6,568,310	(84,509)
LME Aluminum Forward	(1)	10/21/2026	81,040	(969)
LME Aluminum Forward	(2)	10/23/2026	162,078	(4,240)
LME Aluminum Forward	(2)	10/28/2026	162,024	(3,261)
LME Aluminum Forward	(2)	11/04/2026	162,112	(1,962)
LME Aluminum Forward	(2)	11/06/2026	162,187	(1,937)
LME Aluminum Forward	(5)	11/10/2026	405,641	4,634
LME Aluminum Forward	(7)	11/11/2026	567,906	(5,854)
LME Aluminum Forward	(1)	11/16/2026	81,135	(885)
LME Aluminum Forward	(4)	11/17/2026	324,238	(1,913)
LME Aluminum Forward	(2)	11/18/2026	162,050	(1,150)
LME Aluminum Forward	(1)	11/23/2026	81,044	(769)
LME Aluminum Forward	(4)	11/25/2026	324,200	(1,038)
LME Copper Forward	(2)	09/02/2026	722,409	(40,581)
LME Copper Forward	(1)	09/07/2026	361,373	(34,374)
LME Copper Forward	(1)	09/08/2026	361,398	(25,786)
LME Copper Forward	(20)	09/14/2026	7,231,465	(467,765)
LME Copper Forward	(4)	09/18/2026	1,435,596	(72,589)
LME Copper Forward	(1)	09/21/2026	358,274	(17,516)
LME Copper Forward	(1)	09/22/2026	358,224	(27,262)
LME Copper Forward	(4)	09/23/2026	1,432,996	(106,296)
LME Copper Forward	(1)	09/28/2026	358,424	(24,737)
LME Copper Forward	(1)	10/13/2026	358,968	(6,949)
LME Copper Forward	(26)	10/19/2026	9,340,474	(135,923)

The accompanying notes are an integral part of the financial statements.
12

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Copper Forward	(1)	10/21/2026	$358,599	$(6,986)
LME Copper Forward	(1)	10/23/2026	358,577	(7,102)
LME Copper Forward	(1)	10/26/2026	358,580	(7,077)
LME Copper Forward	(1)	10/27/2026	358,584	(7,097)
LME Copper Forward	(2)	11/04/2026	716,657	(8,457)
LME Copper Forward	(1)	11/16/2026	358,062	(8,887)
LME Copper Forward	(1)	11/18/2026	357,525	(9,362)
LME Copper Forward	(1)	11/23/2026	357,325	300
LME Lead Forward	(10)	09/01/2026	470,035	21,436
LME Lead Forward	(12)	09/01/2026	562,200	21,137
LME Lead Forward	(17)	09/02/2026	796,760	10,495
LME Lead Forward	(13)	09/02/2026	608,813	23,315
LME Lead Forward	(1)	09/11/2026	47,070	740
LME Lead Forward	(51)	09/14/2026	2,401,488	32,734
LME Lead Forward	(24)	09/18/2026	1,127,112	46,252
LME Lead Forward	(6)	09/21/2026	281,778	6,407
LME Lead Forward	(6)	09/22/2026	281,778	5,410
LME Lead Forward	(14)	09/23/2026	657,482	8,518
LME Lead Forward	(17)	09/25/2026	799,476	8,774
LME Lead Forward	(12)	09/28/2026	564,534	616
LME Lead Forward	(16)	09/29/2026	752,972	(5,509)
LME Lead Forward	(11)	09/30/2026	517,847	(3,622)
LME Lead Forward	(1)	10/02/2026	47,142	(80)
LME Lead Forward	(1)	10/05/2026	47,158	(20)
LME Lead Forward	(7)	10/07/2026	330,337	1,301
LME Lead Forward	(106)	10/19/2026	5,022,942	(57,388)
LME Lead Forward	(1)	11/02/2026	47,501	(326)
LME Lead Forward	(51)	11/16/2026	2,426,631	3,965
LME Lead Forward	(67)	11/18/2026	3,189,434	(35,024)
LME Lead Forward	(1)	11/25/2026	47,637	113
LME Nickel Forward	(1)	09/01/2026	100,210	13,190
LME Nickel Forward	(1)	09/01/2026	100,342	14,258
LME Nickel Forward	(1)	09/02/2026	100,216	12,344
LME Nickel Forward	(1)	09/04/2026	100,240	10,760
LME Nickel Forward	(2)	09/07/2026	200,506	17,414
LME Nickel Forward	(1)	09/08/2026	100,266	2,441
LME Nickel Forward	(6)	09/09/2026	601,655	33,478
LME Nickel Forward	(1)	09/11/2026	100,314	7,566
LME Nickel Forward	(77)	09/14/2026	7,724,940	23,270
LME Nickel Forward	(1)	09/15/2026	100,315	7,775
LME Nickel Forward	(2)	09/16/2026	200,647	8,802
LME Nickel Forward	(4)	09/18/2026	401,430	10,183
LME Nickel Forward	(1)	09/21/2026	100,366	2,523
LME Nickel Forward	(1)	09/25/2026	100,417	(427)
LME Nickel Forward	(1)	09/28/2026	100,425	(1,575)
LME Nickel Forward	(1)	09/29/2026	100,425	(1,785)
LME Nickel Forward	(3)	09/30/2026	301,276	(2,705)
LME Nickel Forward	(3)	10/02/2026	301,399	(7,759)
LME Nickel Forward	(1)	10/05/2026	100,485	(2,025)
LME Nickel Forward	(2)	10/06/2026	201,004	(4,954)

The accompanying notes are an integral part of the financial statements.
13

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Nickel Forward	(2)	10/07/2026	$201,039	$(2,109)
LME Nickel Forward	(1)	10/12/2026	100,607	493
LME Nickel Forward	(4)	10/14/2026	402,566	5,118
LME Nickel Forward	(68)	10/19/2026	6,847,395	70,029
LME Nickel Forward	(3)	10/20/2026	302,129	4,727
LME Nickel Forward	(1)	10/21/2026	100,723	1,636
LME Nickel Forward	(2)	10/23/2026	201,552	2,581
LME Nickel Forward	(5)	10/26/2026	503,947	7,126
LME Nickel Forward	(2)	10/28/2026	201,632	3,254
LME Nickel Forward	(2)	11/04/2026	201,818	2,546
LME Nickel Forward	(1)	11/06/2026	100,962	1,269
LME Nickel Forward	(1)	11/10/2026	100,989	1,280
LME Nickel Forward	(2)	11/11/2026	202,005	2,557
LME Nickel Forward	(2)	11/13/2026	202,137	273
LME Nickel Forward	(59)	11/16/2026	5,963,382	41,360
LME Nickel Forward	(3)	11/17/2026	303,205	2,975
LME Nickel Forward	(1)	11/23/2026	101,126	634
LME Nickel Forward	(3)	11/25/2026	303,498	1,392
LME Tin Forward	(3)	09/04/2026	823,269	(43,299)
LME Tin Forward	(1)	09/07/2026	274,439	(7,789)
LME Tin Forward	(1)	10/07/2026	274,919	2,281
LME Tin Forward	(1)	10/19/2026	275,245	2,881
LME Tin Forward	(1)	10/20/2026	275,261	2,126
LME Tin Forward	(2)	10/21/2026	550,552	4,193
LME Tin Forward	(2)	10/26/2026	550,709	(5,469)
LME Tin Forward	(1)	10/27/2026	275,370	2,731
LME Tin Forward	(1)	11/06/2026	275,730	4,970
LME Tin Forward	(1)	11/10/2026	275,790	5,235
LME Zinc Forward	(2)	09/01/2026	203,898	(27,038)
LME Zinc Forward	(1)	09/01/2026	102,894	(14,369)
LME Zinc Forward	(2)	09/02/2026	204,198	(27,237)
LME Zinc Forward	(2)	09/02/2026	203,448	(26,688)
LME Zinc Forward	(1)	09/09/2026	100,194	(12,406)
LME Zinc Forward	(85)	09/14/2026	8,443,326	(851,369)
LME Zinc Forward	(2)	09/15/2026	198,442	(22,119)
LME Zinc Forward	(4)	09/16/2026	396,759	(44,213)
LME Zinc Forward	(5)	09/18/2026	495,639	(59,513)
LME Zinc Forward	(2)	09/21/2026	198,193	(18,736)
LME Zinc Forward	(4)	09/22/2026	396,262	(53,112)
LME Zinc Forward	(5)	09/23/2026	495,173	(62,387)
LME Zinc Forward	(2)	09/25/2026	197,868	(24,331)
LME Zinc Forward	(3)	09/28/2026	296,651	(30,926)
LME Zinc Forward	(2)	10/05/2026	197,002	(10,496)
LME Zinc Forward	(1)	10/07/2026	98,313	(8,690)
LME Zinc Forward	(1)	10/13/2026	98,031	(8,006)
LME Zinc Forward	(1)	10/16/2026	97,843	(8,290)
LME Zinc Forward	(94)	10/19/2026	9,191,414	(446,387)
LME Zinc Forward	(1)	10/20/2026	97,750	(8,328)
LME Zinc Forward	(1)	10/21/2026	97,720	(1,395)
LME Zinc Forward	(1)	10/23/2026	97,658	(4,604)

The accompanying notes are an integral part of the financial statements.
14

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Zinc Forward	(1)	10/26/2026	$97,628	$(4,577)
LME Zinc Forward	(1)	10/27/2026	97,597	(1,368)
LME Zinc Forward	(6)	10/28/2026	585,580	(21,682)
LME Zinc Forward	(1)	10/30/2026	97,597	(1,367)
LME Zinc Forward	(1)	11/04/2026	97,576	(3,439)
LME Zinc Forward	(1)	11/06/2026	97,559	(1,349)
LME Zinc Forward	(1)	11/11/2026	97,559	(3,509)
LME Zinc Forward	(2)	11/18/2026	194,148	(2,427)
LME Zinc Forward	(2)	11/25/2026	194,150	175
London Metals - Aluminum(a)	(1,105)	09/14/2026	89,624,340	178,763
London Metals - Aluminum(a)	(404)	10/19/2026	32,760,461	(409,260)
London Metals - Aluminum(a)	(12)	11/16/2026	973,614	(2,387)
London Metals - Aluminum(a)	(119)	12/14/2026	9,655,511	(88,119)
London Metals - Copper(a)	(259)	09/14/2026	93,647,469	(3,490,625)
London Metals - Copper(a)	(8)	12/14/2026	2,856,744	(49,346)
London Metals - Lead(a)	(881)	09/14/2026	41,484,528	1,461,330
London Metals - Lead(a)	(242)	10/19/2026	11,467,472	(102,057)
London Metals - Lead(a)	(70)	11/16/2026	3,330,670	7,868
London Metals - Lead(a)	(437)	12/14/2026	20,905,206	(421)
London Metals - Nickel(a)	(244)	09/14/2026	24,479,032	643,195
London Metals - Nickel(a)	(40)	10/19/2026	4,027,879	(18,261)
London Metals - Nickel(a)	(91)	12/14/2026	9,232,309	58,073
London Metals - Tin(a)	(1)	09/14/2026	274,470	3,230
London Metals - Zinc(a)	(701)	09/14/2026	69,632,608	(5,542,496)
London Metals - Zinc(a)	(125)	10/19/2026	12,222,625	(583,784)
London Metals - Zinc(a)	(5)	11/16/2026	486,171	(4,432)
London Metals - Zinc(a)	(16)	12/14/2026	1,547,100	(50,453)
Long Gilt	(1,066)	12/29/2026	124,422,758	163,522
Lumber	(6)	11/13/2026	92,730	1,694
Micro Gold	(1)	12/29/2026	44,815	(249)
Milling Wheat No. 2	(23)	12/10/2026	327,600	(14,824)
MSCI Singapore Index	(1)	09/29/2026	42,833	(24)
Natural Gas	(11)	09/25/2026	80,713	(2,650)
Natural Gas	(587)	09/28/2026	17,228,450	(935,243)
Natural Gas	(664)	10/28/2026	20,344,960	117,270
Natural Gas	(249)	11/25/2026	8,759,820	391,160
Natural Gas	(115)	12/29/2026	4,534,450	36,020
New Zealand Dollar/US Dollar Cross Currency Rate	(147)	09/14/2026	8,698,725	(244,089)
Nifty 50 Index	(339)	09/29/2026	16,425,228	95,369
Nikkei 225 Index	(2)	09/10/2026	416,056	(4,710)
Nikkei 225 Index	(40)	09/10/2026	8,249,139	7,027
Palladium	(15)	12/29/2026	2,067,450	(49,580)
Platinum	(40)	10/28/2026	3,588,400	(41,675)
Robusta Coffee	(1)	11/24/2026	35,290	310
Russell 2000 Index	(62)	09/18/2026	9,171,970	80,140
S&P 500 Index	(126)	09/18/2026	48,503,700	(991,308)
SGX TSI Iron Ore	(21)	09/30/2026	209,160	(8,420)
SGX TSI Iron Ore	(775)	10/30/2026	7,700,400	(153,963)
SGX TSI Iron Ore	(92)	11/30/2026	911,536	(26,406)
SGX TSI Iron Ore	(56)	12/31/2026	553,168	(11,503)

The accompanying notes are an integral part of the financial statements.
15

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Short-term Euro-BTP	(1,141)	09/08/2026	$140,709,903	$362,438
Silver	(63)	12/29/2026	21,101,850	890,160
Silver	(1)	03/29/2027	338,900	8,125
Soybean Meal	(148)	12/14/2026	5,110,440	(510,310)
Soybeans	(20)	11/13/2026	1,288,000	(104,562)
Sugar #11	(392)	09/30/2026	7,819,302	(882,526)
Swedish Krona/US Dollar Cross Currency Rate	(2)	09/14/2026	417,900	(4,600)
Swiss Franc/US Dollar Cross Currency Rate	(271)	09/14/2026	41,972,819	247,671
TOPIX Index	(54)	09/10/2026	14,082,254	(449,264)
Turkish Dollar	(387)	09/30/2026	395,917	488
U.S. Treasury 10 Year Notes	(3,392)	12/21/2026	365,169,999	2,140,905
U.S. Treasury 2 Year Notes	(4,164)	12/31/2026	854,595,942	1,589,882
U.S. Treasury 5 Year Note	(4,889)	12/31/2026	516,782,578	1,796,431
U.S. Treasury Long Bonds	(1,612)	12/21/2026	175,103,500	1,256,423
U.S. Treasury Ultra Bonds	(511)	12/21/2026	56,225,969	326,500
US 3 Year Notes	(9)	12/31/2026	1,870,875	5,828
US Cocoa	(20)	12/15/2026	1,354,200	(159,240)
US Dollar/Chinese Renminbi Cross Currency Rate	(2)	09/14/2026	199,887	238
Utilities Select Sector Index	(4)	09/18/2026	340,880	8,960
Wheat	(28)	12/14/2026	1,083,600	(160,650)
				$17,292,864
Net Unrealized Appreciation (Depreciation)				$79,459,054

The Fund has recorded an asset of $553,451 as of August 31, 2026 related to the current day’s variation margin related to these contracts.

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
16

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Forward foreign currency contracts outstanding as of August 31, 2026 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/29/2026	AUD	26,400,000	CAD	25,907,392	Bank of America	$193,220
09/29/2026	AUD	31,964,725	EUR	19,500,000	Bank of America	220,590
09/29/2026	AUD	28,227,351	GBP	14,750,000	Bank of America	232,460
09/29/2026	AUD	16,000,000	JPY	1,792,259,800	Bank of America	215,751
09/29/2026	AUD	30,800,000	NZD	37,116,272	Bank of America	85,065
09/16/2026	AUD	208,500,000	USD	147,355,695	Bank of America	2,020,031
09/01/2026	CAD	1,194,225	AUD	1,200,000	Bank of America	1,796
09/29/2026	CAD	12,200,000	JPY	1,392,161,840	Bank of America	79,290
09/01/2026	CAD	38,322,346	USD	27,578,446	Bank of America	73,329
09/16/2026	CAD	130,069,711	USD	93,557,753	Bank of America	357,350
10/15/2026	CAD	61,682,000	USD	44,590,182	Bank of America	8,326
09/29/2026	CHF	6,500,000	JPY	1,277,143,613	Bank of America	53,937
09/01/2026	CHF	25,450,407	USD	31,469,316	Bank of America	18,474
09/02/2026	CHF	918,000	USD	1,135,277	Bank of America	615
09/01/2026	CNH	873,646,214	USD	130,016,946	Bank of America	33,696
09/02/2026	CNH	872,829,401	USD	129,765,616	Bank of America	172,361
09/16/2026	CNH	642,368,014	USD	95,423,792	Bank of America	312,470
09/29/2026	CNH	301,207,689	USD	44,800,000	Bank of America	141,269
10/21/2026	CNH	35,099,489	USD	5,233,303	Bank of America	10,521
09/08/2026	COP	2,264,372,316	USD	700,000	Bank of America	1,257
09/16/2026	COP	17,388,770,000	USD	4,750,024	Bank of America	626,060
09/16/2026	CZK	98,363,460	EUR	4,050,000	Bank of America	22,002
09/29/2026	CZK	2,100,608	USD	100,000	Bank of America	1,006
10/15/2026	CZK	241,900,000	USD	11,533,118	Bank of America	100,277
09/29/2026	EUR	15,250,000	CAD	24,517,295	Bank of America	20,786
09/01/2026	EUR	4,500,000	CHF	4,213,912	Bank of America	13,632
09/16/2026	EUR	38,800,000	CHF	36,247,622	Bank of America	175,598
09/29/2026	EUR	20,125,000	CHF	18,827,292	Bank of America	36,328
09/16/2026	EUR	3,650,000	GBP	3,130,739	Bank of America	116
09/29/2026	EUR	9,300,000	GBP	7,975,072	Bank of America	8,070
09/02/2026	EUR	100,000	HUF	36,517,688	Bank of America	51
09/16/2026	EUR	40,800,000	JPY	7,521,326,517	Bank of America	279,609
09/29/2026	EUR	7,000,000	JPY	1,284,773,511	Bank of America	79,046
09/16/2026	EUR	4,700,000	PLN	20,313,832	Bank of America	11,556
09/29/2026	EUR	3,700,000	PLN	15,954,523	Bank of America	21,256
09/02/2026	EUR	250,000	SEK	2,778,980	Bank of America	226
09/16/2026	EUR	21,850,000	SEK	241,601,028	Bank of America	147,738
09/29/2026	EUR	1,375,000	SEK	15,218,867	Bank of America	7,347
09/01/2026	EUR	37,085,631	USD	42,992,386	Bank of America	86,075
09/02/2026	EUR	2,026,000	USD	2,349,656	Bank of America	3,828
09/16/2026	EUR	154,162,000	USD	178,896,283	Bank of America	282,548
09/29/2026	GBP	3,375,000	CHF	3,680,273	Bank of America	5,731
09/29/2026	GBP	8,875,000	JPY	1,902,525,504	Bank of America	89,069
09/16/2026	GBP	61,746,000	USD	83,350,647	Bank of America	315,995
09/29/2026	GBP	15,000,000	USD	20,223,002	Bank of America	102,585
09/16/2026	HUF	2,180,982,675	EUR	5,950,000	Bank of America	15,120
09/29/2026	HUF	3,095,683,360	USD	9,800,000	Bank of America	32,119
10/15/2026	HUF	1,500,000	USD	4,750	Bank of America	12
09/16/2026	ILS	22,745,767	USD	7,600,000	Bank of America	10,736

The accompanying notes are an integral part of the financial statements.
17

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (continued)

August 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/03/2026	INR	545,492,020	USD	5,700,000	Bank of America	$29,668
09/08/2026	INR	248,516,505	USD	2,600,000	Bank of America	9,295
09/10/2026	INR	152,532,567	USD	1,600,000	Bank of America	1,294
09/11/2026	INR	172,082,618	USD	1,800,000	Bank of America	6,408
09/16/2026	INR	2,561,525,510	USD	26,773,423	Bank of America	106,549
12/16/2026	INR	97,320,564	USD	1,013,195	Bank of America	1,055
09/29/2026	JPY	49,650,525	CHF	250,000	Bank of America	1,248
09/29/2026	JPY	222,420,156	EUR	1,200,000	Bank of America	85
09/01/2026	JPY	81,206,482	GBP	375,000	Bank of America	251
09/29/2026	JPY	18,917,692	NZD	200,000	Bank of America	272
09/01/2026	JPY	8,252,222,473	USD	51,640,070	Bank of America	20,998
09/02/2026	JPY	23,188,905	USD	145,129	Bank of America	50
09/16/2026	JPY	12,830,983,003	USD	80,253,851	Bank of America	166,635
09/08/2026	KRW	13,812,776,317	USD	10,000,000	Bank of America	93,623
09/10/2026	KRW	3,260,879,712	USD	2,300,000	Bank of America	82,923
09/11/2026	KRW	3,548,001,665	USD	2,500,000	Bank of America	92,768
09/14/2026	KRW	8,630,754,117	USD	6,100,000	Bank of America	207,281
09/16/2026	KRW	66,734,869,254	USD	45,787,621	Bank of America	2,982,669
09/21/2026	KRW	7,305,422,343	USD	5,200,000	Bank of America	139,132
09/28/2026	KRW	9,556,695,681	USD	6,900,000	Bank of America	84,976
10/02/2026	KRW	3,986,207,579	USD	2,900,000	Bank of America	13,667
12/16/2026	KRW	14,961,388,496	USD	10,784,174	Bank of America	165,747
09/02/2026	MXN	7,196,881	USD	422,889	Bank of America	481
09/17/2026	MXN	1,305,786,462	USD	75,524,208	Bank of America	1,202,116
09/29/2026	MXN	311,000,000	USD	18,182,910	Bank of America	73,922
10/15/2026	MXN	376,750,000	USD	21,992,594	Bank of America	93,947
09/16/2026	NOK	480,837,515	EUR	43,850,000	Bank of America	483,875
09/29/2026	NOK	144,440,735	EUR	13,125,000	Bank of America	190,054
09/29/2026	NOK	129,500,000	SEK	129,636,820	Bank of America	296,813
09/02/2026	NOK	3,741,527	USD	400,020	Bank of America	399
09/16/2026	NOK	305,779,268	USD	32,223,998	Bank of America	494,431
09/29/2026	NOK	146,339,720	USD	15,400,000	Bank of America	255,758
10/15/2026	NOK	102,840,000	USD	10,857,054	Bank of America	142,410
09/29/2026	NZD	16,400,000	JPY	1,522,575,360	Bank of America	157,643
09/16/2026	NZD	78,403,000	USD	46,258,789	Bank of America	147,536
09/16/2026	PEN	11,643,754	USD	3,350,000	Bank of America	108,364
09/01/2026	PLN	394,177	EUR	90,946	Bank of America	134
09/01/2026	PLN	3,359,517	USD	899,649	Bank of America	1,871
09/02/2026	PLN	41,971	USD	11,209	Bank of America	54
09/29/2026	PLN	5,221,798	USD	1,400,000	Bank of America	1,247
09/02/2026	SGD	183,323	USD	143,996	Bank of America	247
09/16/2026	SGD	31,415,658	USD	24,713,347	Bank of America	28,389
09/29/2026	SGD	34,344,925	USD	26,900,000	Bank of America	172,657
09/29/2026	TRY	401,117,727	USD	8,100,000	Bank of America	24,518
09/03/2026	TWD	12,725,882	USD	400,000	Bank of America	1,242
09/04/2026	TWD	44,553,934	USD	1,400,000	Bank of America	4,854
09/08/2026	TWD	109,000,799	USD	3,400,000	Bank of America	37,799
09/16/2026	TWD	937,128,666	USD	29,462,115	Bank of America	108,618
09/29/2026	TWD	117,441,756	USD	3,700,000	Bank of America	8,773
09/30/2026	TWD	12,685,877	USD	400,000	Bank of America	640
12/16/2026	TWD	50,599,017	USD	1,600,353	Bank of America	5,455

The accompanying notes are an integral part of the financial statements.
18

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/01/2026	USD	52,800,980	AUD	73,664,669	Bank of America	$13,767
09/02/2026	USD	27,349,865	BRL	141,141,665	Bank of America	120,124
09/01/2026	USD	3,591,224	CAD	4,976,670	Bank of America	270
09/01/2026	USD	31,613,584	CHF	25,452,897	Bank of America	122,713
09/16/2026	USD	91,476,864	CHF	73,368,932	Bank of America	552,683
09/08/2026	USD	900,000	CLP	825,222,020	Bank of America	15,823
09/14/2026	USD	300,000	CLP	278,256,810	Bank of America	1,849
09/16/2026	USD	4,199,979	CLP	3,870,958,760	Bank of America	52,195
09/17/2026	USD	200,000	CLP	182,794,340	Bank of America	4,132
09/21/2026	USD	600,000	CLP	556,750,885	Bank of America	3,409
09/08/2026	USD	700,000	COP	2,202,021,788	Bank of America	18,053
09/10/2026	USD	300,000	COP	946,426,245	Bank of America	7,023
09/14/2026	USD	100,000	COP	316,958,684	Bank of America	1,965
09/21/2026	USD	400,000	COP	1,244,426,891	Bank of America	15,665
09/24/2026	USD	200,000	COP	616,573,368	Bank of America	9,695
09/01/2026	USD	43,177,120	EUR	37,085,631	Bank of America	98,659
09/01/2026	USD	177,360,342	GBP	130,514,702	Bank of America	513,549
09/01/2026	USD	1,002,455	HUF	314,482,668	Bank of America	2,466
09/01/2026	USD	700,000	ILS	2,091,894	Bank of America	342
09/16/2026	USD	650,000	ILS	1,942,129	Bank of America	163
09/29/2026	USD	1,300,000	ILS	3,845,491	Bank of America	12,782
09/01/2026	USD	51,755,491	JPY	8,251,867,086	Bank of America	96,647
09/16/2026	USD	169,178,790	JPY	26,868,262,423	Bank of America	777,139
09/29/2026	USD	9,049,361	JPY	1,437,500,000	Bank of America	30,140
10/15/2026	USD	141,972	JPY	22,500,000	Bank of America	621
09/01/2026	USD	3,536,863	NZD	5,977,000	Bank of America	494
09/16/2026	USD	4,000,000	PHP	247,280,039	Bank of America	29,545
09/16/2026	USD	16,019,308	SEK	152,145,106	Bank of America	119,709
09/01/2026	USD	1,110,557	SGD	1,410,707	Bank of America	653
10/21/2026	USD	331,357	SGD	419,651	Bank of America	52
09/16/2026	USD	4,900,000	THB	160,066,323	Bank of America	66,937
09/29/2026	USD	1,752,216	ZAR	28,251,681	Bank of America	1,671
09/02/2026	ZAR	2,016,600	USD	124,986	Bank of America	221
09/16/2026	ZAR	454,541,828	USD	27,888,898	Bank of America	303,056
09/29/2026	ZAR	200,644,993	USD	12,400,000	Bank of America	32,467
10/15/2026	ZAR	6,470,000	USD	400,011	Bank of America	387
09/02/2026	AUD	1,758,437	USD	1,258,971	UBS AG	1,084
09/16/2026	AUD	67,463,757	USD	47,237,567	UBS AG	1,095,514
10/02/2026	BRL	35,563,118	USD	6,800,000	UBS AG	13,611
09/01/2026	CAD	4,042,584	USD	2,908,985	UBS AG	7,972
09/16/2026	CAD	105,973,799	USD	75,875,997	UBS AG	640,974
09/01/2026	CNH	500,000	USD	74,386	UBS AG	44
09/16/2026	CNH	145,500,000	USD	21,624,439	UBS AG	60,367
09/16/2026	EUR	6,245,254	PLN	27,000,000	UBS AG	13,359
09/16/2026	EUR	8,353,150	SEK	92,000,000	UBS AG	94,404
09/02/2026	EUR	367,578	USD	425,864	UBS AG	1,129
09/16/2026	EUR	71,217,147	USD	82,079,492	UBS AG	694,507
09/16/2026	GBP	34,366,904	USD	46,093,635	UBS AG	473,972
09/30/2026	INR	28,729,100	USD	300,000	UBS AG	1,187
09/02/2026	JPY	69,509,645	USD	434,034	UBS AG	1,148
09/16/2026	JPY	25,193,073,143	USD	157,618,970	UBS AG	283,133

The accompanying notes are an integral part of the financial statements.
19

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/30/2026	KRW	6,007,979,720	USD	4,300,000	UBS AG	$91,317
09/16/2026	NOK	84,000,000	EUR	7,615,398	UBS AG	136,817
09/02/2026	NOK	1,827,762	USD	195,348	UBS AG	260
09/16/2026	NOK	445,813,843	USD	46,075,326	UBS AG	1,626,824
09/16/2026	NZD	64,847,135	USD	37,710,416	UBS AG	672,263
09/01/2026	PLN	500,000	EUR	115,391	UBS AG	137
09/02/2026	SEK	24,421,628	USD	2,545,709	UBS AG	4,425
09/16/2026	SEK	432,900,078	USD	45,202,448	UBS AG	36,848
09/16/2026	TRY	24,000,000	USD	478,811	UBS AG	12,297
09/01/2026	USD	2,165,612	AUD	3,010,081	UBS AG	8,624
09/30/2026	USD	100,000	CLP	91,812,000	UBS AG	1,611
09/01/2026	USD	2,847,000	EUR	2,443,462	UBS AG	8,688
09/01/2026	USD	1,130,898	GBP	832,175	UBS AG	3,304
09/02/2026	USD	17,348	GBP	12,762	UBS AG	56
09/01/2026	USD	1,508,669	JPY	240,451,839	UBS AG	3,378
09/16/2026	USD	64,389,456	JPY	10,232,788,832	UBS AG	253,618
09/01/2026	USD	41,875	NOK	390,156	UBS AG	120
09/01/2026	USD	38,677	NZD	65,005	UBS AG	216
09/30/2026	USD	1,600,000	PHP	99,010,360	UBS AG	10,736
09/01/2026	USD	326,983	SEK	3,109,513	UBS AG	2,301
09/16/2026	USD	88,321,216	SEK	836,730,863	UBS AG	880,448
09/01/2026	USD	62,560	ZAR	1,000,000	UBS AG	468
09/16/2026	ZAR	83,000,000	USD	5,056,276	UBS AG	91,615
09/01/2026	AUD	1,200,000	CAD	1,196,586	Bank of America	(3,500)
09/01/2026	AUD	73,664,669	USD	53,014,022	Bank of America	(226,809)
09/02/2026	AUD	72,468,669	USD	51,941,737	Bank of America	(12,387)
09/02/2026	BRL	141,141,665	USD	27,492,719	Bank of America	(262,979)
10/02/2026	BRL	126,878,556	USD	24,450,122	Bank of America	(141,200)
09/01/2026	CAD	200,000	JPY	23,052,639	Bank of America	(4)
09/29/2026	CAD	11,900,000	USD	8,603,348	Bank of America	(6,038)
09/01/2026	CHF	4,216,402	EUR	4,500,000	Bank of America	(10,552)
09/16/2026	CHF	1,868,329	EUR	2,000,000	Bank of America	(9,182)
09/29/2026	CHF	3,268,696	EUR	3,500,000	Bank of America	(13,288)
09/16/2026	CHF	36,567,343	USD	45,551,565	Bank of America	(234,622)
09/29/2026	CHF	5,875,000	USD	7,309,713	Bank of America	(18,347)
09/08/2026	CLP	830,727,000	USD	900,000	Bank of America	(9,925)
09/14/2026	CLP	273,946,430	USD	300,000	Bank of America	(6,468)
09/16/2026	CLP	4,777,816,194	USD	5,250,026	Bank of America	(130,533)
09/17/2026	CLP	185,537,660	USD	200,000	Bank of America	(1,192)
09/21/2026	CLP	551,268,000	USD	600,000	Bank of America	(9,284)
09/24/2026	CLP	368,279,320	USD	400,000	Bank of America	(5,357)
09/28/2026	CLP	457,092,833	USD	500,000	Bank of America	(10,170)
09/30/2026	CLP	370,951,830	USD	400,000	Bank of America	(2,474)
10/02/2026	CLP	279,828,000	USD	300,000	Bank of America	(120)
09/10/2026	COP	967,242,000	USD	300,000	Bank of America	(580)
09/14/2026	COP	317,394,000	USD	100,000	Bank of America	(1,830)
09/21/2026	COP	1,882,410,000	USD	600,000	Bank of America	(18,627)
09/24/2026	COP	624,358,000	USD	200,000	Bank of America	(7,292)
09/25/2026	COP	306,550,316	USD	100,000	Bank of America	(5,403)
09/28/2026	COP	304,909,316	USD	100,000	Bank of America	(5,969)
09/01/2026	EUR	2,700,000	GBP	2,315,698	Bank of America	(1,455)

The accompanying notes are an integral part of the financial statements.
20

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/01/2026	EUR	600,000	JPY	111,557,338	Bank of America	$(1,421)
09/02/2026	EUR	100,000	JPY	18,556,830	Bank of America	(15)
09/16/2026	EUR	2,000,000	NOK	21,841,251	Bank of America	(12,465)
09/01/2026	EUR	90,946	PLN	394,435	Bank of America	(204)
09/02/2026	EUR	100,000	PLN	432,909	Bank of America	(6)
09/29/2026	EUR	15,625,000	USD	18,240,008	Bank of America	(70,310)
09/01/2026	GBP	2,313,611	EUR	2,700,000	Bank of America	(1,373)
09/02/2026	GBP	1,027,380	EUR	1,200,000	Bank of America	(1,873)
09/16/2026	GBP	36,371,913	EUR	42,500,000	Bank of America	(112,320)
09/29/2026	GBP	12,595,867	EUR	14,700,000	Bank of America	(26,160)
09/01/2026	GBP	375,000	JPY	81,203,676	Bank of America	(233)
09/01/2026	GBP	130,516,789	USD	177,405,966	Bank of America	(556,345)
09/02/2026	GBP	131,619,702	USD	178,852,444	Bank of America	(508,380)
09/29/2026	HUF	510,874,840	EUR	1,400,000	Bank of America	(5,429)
09/01/2026	HUF	314,482,668	USD	1,001,166	Bank of America	(1,177)
09/02/2026	HUF	133,889,497	USD	426,245	Bank of America	(523)
09/16/2026	HUF	2,187,819,696	USD	6,967,699	Bank of America	(15,309)
09/01/2026	ILS	2,091,894	USD	703,682	Bank of America	(4,025)
09/29/2026	ILS	21,172,832	USD	7,100,000	Bank of America	(12,723)
09/29/2026	JPY	22,591,270	AUD	200,000	Bank of America	(1,517)
09/01/2026	JPY	22,973,093	CAD	200,000	Bank of America	(494)
09/01/2026	JPY	111,278,693	EUR	600,000	Bank of America	(323)
09/02/2026	JPY	111,124,189	EUR	600,000	Bank of America	(1,265)
09/29/2026	JPY	215,929,489	GBP	1,000,000	Bank of America	(246)
10/15/2026	JPY	22,500,000	USD	142,181	Bank of America	(830)
09/01/2026	MXN	2,363,731	USD	139,136	Bank of America	(75)
09/01/2026	NOK	875,215	USD	93,912	Bank of America	(245)
09/29/2026	NZD	1,195,139	AUD	1,000,000	Bank of America	(8,644)
09/01/2026	NZD	5,977,000	USD	3,542,397	Bank of America	(6,027)
09/02/2026	NZD	4,972,000	USD	2,942,086	Bank of America	(271)
09/29/2026	NZD	11,446,077	USD	6,792,518	Bank of America	(15,151)
09/16/2026	PHP	85,333,025	USD	1,400,000	Bank of America	(29,849)
09/16/2026	PLN	1,937,605	EUR	450,000	Bank of America	(3,075)
09/29/2026	PLN	6,047,897	EUR	1,400,000	Bank of America	(5,077)
09/16/2026	PLN	34,863,966	USD	9,397,501	Bank of America	(41,883)
10/15/2026	PLN	7,660,000	USD	2,056,073	Bank of America	(511)
09/16/2026	SEK	15,896,898	EUR	1,450,000	Bank of America	(24,029)
09/29/2026	SEK	8,257,694	EUR	750,000	Bank of America	(8,557)
09/01/2026	SEK	4,116,978	USD	432,457	Bank of America	(2,581)
09/16/2026	SEK	32,358,116	USD	3,414,286	Bank of America	(32,770)
09/29/2026	SEK	48,660,650	USD	5,100,000	Bank of America	(11,079)
10/15/2026	SEK	19,780,000	USD	2,085,381	Bank of America	(14,883)
09/01/2026	SGD	1,410,707	USD	1,110,282	Bank of America	(378)
10/21/2026	SGD	2,817,634	USD	2,225,137	Bank of America	(679)
09/16/2026	THB	21,078,604	USD	650,000	Bank of America	(13,550)
10/01/2026	TWD	6,314,475	USD	200,000	Bank of America	(566)
09/02/2026	USD	2,406,747	AUD	3,360,000	Bank of America	(950)
09/16/2026	USD	57,844,880	AUD	82,919,000	Bank of America	(1,560,807)
10/15/2026	USD	14,246,195	AUD	20,134,000	Bank of America	(171,587)
09/16/2026	USD	167,463,352	CAD	233,575,833	Bank of America	(1,186,969)
09/29/2026	USD	22,658,739	CAD	31,400,000	Bank of America	(26,601)

The accompanying notes are an integral part of the financial statements.
21

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2026	USD	31,473,901	CHF	25,453,407	Bank of America	$(21,002)
09/29/2026	USD	2,784,024	CHF	2,250,000	Bank of America	(8,414)
10/15/2026	USD	14,190,792	CHF	11,429,000	Bank of America	(19,809)
09/01/2026	USD	129,878,331	CNH	873,646,214	Bank of America	(172,311)
09/02/2026	USD	140,992	CNH	947,563	Bank of America	(72)
09/16/2026	USD	11,154,120	CNH	75,087,256	Bank of America	(36,620)
09/29/2026	USD	1,100,000	CNH	7,375,966	Bank of America	(521)
10/21/2026	USD	218,859	CNH	1,465,222	Bank of America	(44)
09/02/2026	USD	43,473,693	EUR	37,512,474	Bank of America	(102,321)
09/16/2026	USD	197,854,019	EUR	171,452,000	Bank of America	(1,420,569)
09/29/2026	USD	2,453,831	EUR	2,125,000	Bank of America	(17,248)
10/15/2026	USD	30,109	EUR	26,000	Bank of America	(145)
09/02/2026	USD	6,330,330	GBP	4,674,000	Bank of America	(2,917)
09/16/2026	USD	32,673,549	GBP	24,395,000	Bank of America	(381,997)
10/15/2026	USD	52,763	GBP	39,000	Bank of America	(86)
09/02/2026	USD	300,000	HUF	94,459,219	Bank of America	(347)
09/16/2026	USD	1,964,349	HUF	619,815,366	Bank of America	(5,282)
09/29/2026	USD	600,000	HUF	188,940,252	Bank of America	(88)
09/16/2026	USD	4,300,000	IDR	78,114,951,060	Bank of America	(103,069)
09/03/2026	USD	5,700,000	INR	546,874,530	Bank of America	(44,189)
09/08/2026	USD	2,600,000	INR	248,338,688	Bank of America	(7,428)
09/10/2026	USD	1,600,000	INR	152,651,030	Bank of America	(2,538)
09/11/2026	USD	1,800,000	INR	171,756,880	Bank of America	(2,988)
09/15/2026	USD	11,500,000	INR	1,097,872,695	Bank of America	(21,575)
09/16/2026	USD	45,188,522	INR	4,350,220,038	Bank of America	(461,538)
09/24/2026	USD	5,700,000	INR	546,446,460	Bank of America	(31,127)
09/28/2026	USD	2,600,000	INR	248,669,600	Bank of America	(7,332)
10/01/2026	USD	1,800,000	INR	172,376,280	Bank of America	(7,009)
12/16/2026	USD	11,071,729	INR	1,066,023,680	Bank of America	(38,101)
09/02/2026	USD	50,200,099	JPY	8,021,865,735	Bank of America	(22,730)
09/08/2026	USD	10,000,000	KRW	14,220,800,000	Bank of America	(391,784)
09/10/2026	USD	2,300,000	KRW	3,162,367,447	Bank of America	(10,934)
09/14/2026	USD	1,200,000	KRW	1,696,836,000	Bank of America	(40,033)
09/16/2026	USD	43,956,014	KRW	66,541,206,243	Bank of America	(4,672,746)
09/18/2026	USD	900,000	KRW	1,273,626,000	Bank of America	(30,794)
09/21/2026	USD	900,000	KRW	1,269,441,000	Bank of America	(27,765)
09/28/2026	USD	10,000,000	KRW	13,811,600,000	Bank of America	(94,880)
12/16/2026	USD	112,834	KRW	157,241,136	Bank of America	(2,248)
09/01/2026	USD	138,692	MXN	2,363,732	Bank of America	(369)
09/02/2026	USD	422,613	MXN	7,196,880	Bank of America	(758)
09/17/2026	USD	10,385,205	MXN	181,172,739	Bank of America	(260,271)
10/15/2026	USD	280,462	MXN	4,800,000	Bank of America	(932)
09/01/2026	USD	93,501	NOK	875,215	Bank of America	(166)
09/02/2026	USD	7,586	NOK	71,037	Bank of America	(16)
09/16/2026	USD	174,969	NOK	1,668,454	Bank of America	(3,556)
09/02/2026	USD	1,403,145	NZD	2,372,000	Bank of America	(311)
09/16/2026	USD	28,318,552	NZD	48,716,000	Bank of America	(516,193)
09/29/2026	USD	1,371,025	NZD	2,346,077	Bank of America	(18,117)
10/15/2026	USD	1,147,198	NZD	1,948,000	Bank of America	(6,726)
09/16/2026	USD	1,150,000	PEN	3,914,263	Bank of America	(12,593)
09/01/2026	USD	900,001	PLN	3,359,259	Bank of America	(1,450)

The accompanying notes are an integral part of the financial statements.
22

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2026	USD	1,100,024	PLN	4,106,761	Bank of America	$(2,017)
09/16/2026	USD	23,012,533	PLN	85,854,640	Bank of America	(26,245)
09/01/2026	USD	429,689	SEK	4,116,979	Bank of America	(188)
09/02/2026	USD	228,148	SEK	2,189,036	Bank of America	(434)
09/02/2026	USD	144,058	SGD	183,323	Bank of America	(184)
09/16/2026	USD	45,577,434	SGD	58,261,663	Bank of America	(307,159)
09/03/2026	USD	400,000	TWD	12,972,606	Bank of America	(9,021)
09/04/2026	USD	1,400,000	TWD	45,252,499	Bank of America	(26,881)
09/08/2026	USD	3,400,000	TWD	108,044,711	Bank of America	(7,645)
09/14/2026	USD	7,000,000	TWD	224,985,829	Bank of America	(98,474)
09/16/2026	USD	33,965,516	TWD	1,078,021,784	Bank of America	(51,045)
09/18/2026	USD	600,000	TWD	19,195,020	Bank of America	(5,765)
09/21/2026	USD	2,100,000	TWD	66,881,460	Bank of America	(11,063)
09/24/2026	USD	400,000	TWD	12,708,720	Bank of America	(1,215)
09/29/2026	USD	1,400,000	TWD	44,489,375	Bank of America	(4,960)
12/16/2026	USD	20,237,038	TWD	639,796,748	Bank of America	(67,524)
09/01/2026	USD	1,251,973	ZAR	20,222,639	Bank of America	(3,704)
09/02/2026	USD	47,784	ZAR	771,858	Bank of America	(139)
09/16/2026	USD	331,945	ZAR	5,390,099	Bank of America	(2,364)
09/01/2026	ZAR	20,222,638	USD	1,256,057	Bank of America	(380)
09/01/2026	AUD	3,010,081	USD	2,167,258	UBS AG	(10,271)
09/02/2026	BRL	45,126,971	USD	8,800,000	UBS AG	(93,884)
09/16/2026	EUR	1,869,595	NOK	21,000,000	UBS AG	(74,017)
09/01/2026	EUR	115,391	PLN	500,000	UBS AG	(137)
09/01/2026	EUR	2,443,480	USD	2,846,113	UBS AG	(7,780)
09/01/2026	GBP	832,175	USD	1,131,013	UBS AG	(3,420)
09/02/2026	GBP	12,762	USD	17,351	UBS AG	(58)
09/30/2026	IDR	5,327,926,000	USD	300,000	UBS AG	(13)
09/01/2026	JPY	240,451,839	USD	1,507,050	UBS AG	(1,759)
09/01/2026	NOK	390,156	USD	41,886	UBS AG	(131)
09/01/2026	NZD	65,005	USD	38,707	UBS AG	(246)
09/02/2026	NZD	381,618	USD	225,919	UBS AG	(124)
09/16/2026	PLN	16,500,000	EUR	3,851,873	UBS AG	(49,226)
09/16/2026	SEK	18,000,000	EUR	1,640,306	UBS AG	(25,437)
09/01/2026	SEK	3,109,513	USD	326,624	UBS AG	(1,943)
09/24/2026	TWD	12,663,520	USD	400,000	UBS AG	(212)
09/02/2026	USD	1,259,263	AUD	1,758,437	UBS AG	(791)
09/16/2026	USD	63,517,073	AUD	90,599,937	UBS AG	(1,391,470)
09/02/2026	USD	8,800,000	BRL	45,713,781	UBS AG	(19,326)
09/01/2026	USD	2,908,560	CAD	4,042,584	UBS AG	(8,396)
09/16/2026	USD	49,599,056	CAD	69,513,459	UBS AG	(592,212)
09/01/2026	USD	74,386	CNH	500,000	UBS AG	(44)
09/16/2026	USD	5,190,961	CNH	35,000,000	UBS AG	(25,316)
09/02/2026	USD	426,056	EUR	367,578	UBS AG	(938)
09/16/2026	USD	38,235,020	EUR	33,054,651	UBS AG	(183,616)
09/16/2026	USD	55,617,897	GBP	41,425,060	UBS AG	(513,605)
09/30/2026	USD	4,400,000	IDR	78,446,930,000	UBS AG	(16,933)
09/30/2026	USD	9,300,000	INR	892,470,550	UBS AG	(56,386)
09/02/2026	USD	434,027	JPY	69,509,645	UBS AG	(1,155)
09/02/2026	USD	195,219	NOK	1,827,762	UBS AG	(388)
09/16/2026	USD	69,489,359	NOK	663,418,248	UBS AG	(1,496,497)

The accompanying notes are an integral part of the financial statements.
23

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/02/2026	USD	225,646	NZD	381,618	UBS AG	$(148)
09/16/2026	USD	13,401,645	NZD	22,962,693	UBS AG	(189,853)
09/02/2026	USD	2,546,204	SEK	24,421,628	UBS AG	(3,931)
09/16/2026	USD	30,143	TRY	1,500,000	UBS AG	(551)
09/24/2026	USD	1,700,000	TWD	54,032,290	UBS AG	(5,801)
09/16/2026	USD	1,250,903	ZAR	21,000,000	UBS AG	(51,576)
09/01/2026	ZAR	1,000,000	USD	62,567	UBS AG	(474)
Net Unrealized Appreciation (Depreciation)						$5,089,135

AUD -	Australian Dollars	KRW -	South Korean Won
BRL -	Brazilian Real	MXN -	Mexican Peso
CAD -	Canadian Dollar	NOK -	Norwegian Krone
CHF -	Swiss Franc	NZD -	New Zealand Dollar
CLP -	Chilean Peso	PEN -	Peruvian Sol
CNH -	Chinese Offshore Renminbi	PHP -	Philippine Peso
COP -	Colombian Peso	PLN -	Polish Zloty
CZK -	Czech Koruna	SEK -	Swedish Krona
EUR -	Euro	SGD -	Singapore Dollar
GBP -	British Pound	THB -	Thai Baht
HUF -	Hungarian Forint	TRY -	Turkish Lira
IDR -	Indonesian Rupiah	TWD -	New Taiwan Dollar
ILS -	Israeli New Shekel	USD -	United States Dollar
INR -	Indian Rupee	ZAR -	South African Rand
JPY -	Japanese Yen

The accompanying notes are an integral part of the financial statements.
24

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Interest rate swap contracts outstanding as of August 31, 2026 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	1 mo. SARON	0.16%	09/16/2028	CHF	1,150,000	$2,063
Receive	1 mo. SARON	0.19%	09/16/2028	CHF	1,150,000	1,066
Receive	1 mo. SARON	0.30%	09/16/2028	CHF	3,450,000	(5,945)
Receive	1 mo. SARON	0.35%	09/16/2028	CHF	2,300,000	(6,939)
Receive	1 mo. SARON	0.20%	09/16/2028	CHF	2,300,000	1,670
Receive	1 mo. SARON	0.23%	09/16/2028	CHF	2,300,000	284
Receive	1 mo. SARON	0.27%	09/16/2028	CHF	3,450,000	(3,432)
Receive	1 mo. SARON	0.32%	09/16/2028	CHF	2,300,000	(5,206)
Receive	1 mo. SARON	0.14%	09/16/2028	CHF	3,450,000	8,096
Receive	1 mo. SARON	0.32%	09/16/2028	CHF	1,150,000	(2,430)
Receive	1 mo. SARON	0.07%	09/16/2028	CHF	2,300,000	9,188
Receive	1 mo. SARON	0.27%	09/16/2028	CHF	2,300,000	(2,028)
Receive	1 mo. SARON	0.32%	09/16/2028	CHF	3,450,000	(7,679)
Receive	1 mo. SARON	0.41%	09/16/2028	CHF	3,450,000	(15,263)
Receive	1 mo. SARON	0.23%	09/16/2028	CHF	1,150,000	113
Receive	1 mo. SARON	0.07%	09/16/2028	CHF	1,150,000	4,562
Receive	1 mo. SARON	0.45%	09/16/2028	CHF	2,300,000	(12,429)
Receive	1 mo. SARON	0.39%	09/16/2031	CHF	450,000	1,872
Receive	1 mo. SARON	0.57%	09/16/2031	CHF	1,800,000	(13,069)
Receive	1 mo. SARON	0.44%	09/16/2031	CHF	450,000	532
Receive	1 mo. SARON	0.35%	09/16/2031	CHF	1,350,000	8,801
Receive	1 mo. SARON	0.54%	09/16/2031	CHF	1,350,000	(7,371)
Receive	1 mo. SARON	0.51%	09/16/2031	CHF	1,350,000	(4,858)
Receive	1 mo. SARON	0.38%	09/16/2031	CHF	450,000	2,263
Receive	1 mo. SARON	0.38%	09/16/2031	CHF	900,000	4,108
Receive	1 mo. SARON	0.47%	09/16/2031	CHF	450,000	(418)
Receive	1 mo. SARON	0.47%	09/16/2031	CHF	900,000	(976)
Receive	1 mo. SARON	0.43%	09/16/2031	CHF	450,000	727
Receive	1 mo. SARON	0.43%	09/16/2031	CHF	450,000	615
Receive	1 mo. SARON	0.28%	09/16/2031	CHF	900,000	9,638
Receive	1 mo. SARON	0.49%	09/16/2031	CHF	1,350,000	(2,805)
Receive	1 mo. SARON	0.57%	09/16/2031	CHF	900,000	(6,423)
Receive	1 mo. SARON	0.43%	09/16/2031	CHF	1,800,000	3,020
Receive	1 mo. SARON	0.43%	09/16/2031	CHF	900,000	1,314
Receive	1 mo. SARON	0.46%	09/16/2031	CHF	450,000	(69)
Receive	1 mo. SARON	0.44%	09/16/2031	CHF	1,350,000	1,762
Receive	1 mo. SARON	0.68%	09/16/2036	CHF	500,000	1,689
Receive	1 mo. SARON	0.64%	09/16/2036	CHF	500,000	3,880
Receive	1 mo. SARON	0.65%	09/16/2036	CHF	500,000	3,271
Receive	1 mo. SARON	0.73%	09/16/2036	CHF	500,000	(1,386)
Receive	1 mo. SARON	0.56%	09/16/2036	CHF	250,000	4,436
Receive	1 mo. SARON	0.68%	09/16/2036	CHF	500,000	1,658
Receive	1 mo. SARON	0.82%	09/16/2036	CHF	500,000	(6,835)
Receive	1 mo. SARON	0.70%	09/16/2036	CHF	500,000	319
Receive	1 mo. SARON	0.69%	09/16/2036	CHF	500,000	973
Receive	1 mo. SARON	0.71%	09/16/2036	CHF	500,000	75
Receive	1 mo. SARON	0.67%	09/16/2036	CHF	500,000	2,450
Receive	1 mo. SARON	0.66%	09/16/2036	CHF	250,000	1,377
Receive	1 mo. SARON	0.61%	09/16/2036	CHF	500,000	5,798

The accompanying notes are an integral part of the financial statements.
25

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	1 mo. SARON	0.71%	09/16/2036	CHF	500,000	$(107)
Receive	1 mo. SARON	0.71%	09/16/2036	CHF	250,000	7
Receive	1 mo. SARON	0.64%	09/16/2036	CHF	500,000	4,306
Receive	1 mo. SARON	0.70%	09/16/2036	CHF	250,000	342
Receive	1 mo. SARON	0.81%	09/16/2036	CHF	1,000,000	(13,061)
Receive	1 mo. SARON	0.76%	09/16/2036	CHF	750,000	(4,362)
Receive	1 mo. SARON	0.65%	09/16/2036	CHF	250,000	1,605
Receive	1 mo. SARON	0.68%	09/16/2036	CHF	250,000	875
Receive	1 mo. SARON	0.78%	09/16/2036	CHF	500,000	(4,460)
Receive	1 mo. SARON	0.66%	09/16/2036	CHF	750,000	4,770
Receive	1 mo. WIBOR	3.79%	09/16/2028	PLN	15,000,000	37,240
Receive	1 mo. WIBOR	4.32%	09/16/2028	PLN	10,000,000	(2,120)
Receive	1 mo. WIBOR	3.85%	09/16/2028	PLN	5,000,000	10,824
Receive	1 mo. WIBOR	3.90%	09/16/2028	PLN	20,000,000	38,148
Receive	1 mo. WIBOR	4.25%	09/16/2028	PLN	5,000,000	605
Receive	1 mo. WIBOR	4.47%	09/16/2028	PLN	5,000,000	(4,819)
Receive	1 mo. WIBOR	4.65%	09/16/2028	PLN	15,000,000	(28,158)
Receive	1 mo. WIBOR	4.45%	09/16/2028	PLN	15,000,000	(12,830)
Receive	1 mo. WIBOR	3.93%	09/16/2028	PLN	5,000,000	8,805
Receive	1 mo. WIBOR	4.12%	09/16/2028	PLN	10,000,000	8,174
Receive	1 mo. WIBOR	4.17%	09/16/2028	PLN	10,000,000	5,500
Receive	1 mo. WIBOR	4.55%	09/16/2028	PLN	5,000,000	(6,863)
Receive	1 mo. WIBOR	4.56%	09/16/2028	PLN	5,000,000	(7,166)
Receive	1 mo. WIBOR	4.11%	09/16/2031	PLN	2,000,000	9,907
Receive	1 mo. WIBOR	4.30%	09/16/2031	PLN	4,000,000	10,725
Receive	1 mo. WIBOR	4.72%	09/16/2031	PLN	4,000,000	(8,816)
Receive	1 mo. WIBOR	4.16%	09/16/2031	PLN	8,000,000	34,369
Receive	1 mo. WIBOR	4.24%	09/16/2031	PLN	4,000,000	13,755
Receive	1 mo. WIBOR	4.65%	09/16/2031	PLN	8,000,000	(11,055)
Receive	1 mo. WIBOR	4.87%	09/16/2031	PLN	2,000,000	(8,013)
Receive	1 mo. WIBOR	4.26%	09/16/2031	PLN	4,000,000	12,722
Receive	1 mo. WIBOR	3.88%	09/16/2031	PLN	4,000,000	30,337
Receive	1 mo. WIBOR	4.73%	09/16/2031	PLN	2,000,000	(4,678)
Receive	1 mo. WIBOR	4.48%	09/16/2031	PLN	4,000,000	2,575
Receive	1 mo. WIBOR	4.63%	09/16/2031	PLN	2,000,000	(2,259)
Receive	1 mo. WIBOR	4.40%	09/16/2031	PLN	2,000,000	3,073
Receive	1 mo. WIBOR	4.69%	09/16/2031	PLN	2,000,000	(3,739)
Receive	1 mo. WIBOR	4.02%	09/16/2031	PLN	4,000,000	23,949
Receive	1 mo. WIBOR	4.61%	03/17/2032	PLN	2,000,000	764
Receive	1 mo. WIBOR	4.72%	09/16/2036	PLN	1,000,000	4,120
Receive	1 mo. WIBOR	4.90%	09/16/2036	PLN	2,000,000	712
Receive	1 mo. WIBOR	4.79%	09/16/2036	PLN	2,000,000	5,121
Receive	1 mo. WIBOR	4.56%	09/16/2036	PLN	2,000,000	15,019
Receive	1 mo. WIBOR	5.05%	09/16/2036	PLN	1,000,000	(2,825)
Receive	1 mo. WIBOR	4.49%	09/16/2036	PLN	2,000,000	17,972
Receive	1 mo. WIBOR	4.79%	09/16/2036	PLN	1,000,000	2,664
Receive	1 mo. WIBOR	5.00%	09/16/2036	PLN	4,000,000	(6,477)
Receive	1 mo. WIBOR	4.50%	09/16/2036	PLN	2,000,000	17,515
Receive	1 mo. WIBOR	4.73%	09/16/2036	PLN	1,000,000	3,850
Receive	1 mo. WIBOR	4.94%	09/16/2036	PLN	1,000,000	(372)

The accompanying notes are an integral part of the financial statements.
26

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	1 mo. WIBOR	4.84%	09/16/2036	PLN	1,000,000	$1,604
Receive	1 mo. WIBOR	4.55%	09/16/2036	PLN	5,000,000	38,432
Receive	1 mo. WIBOR	4.82%	09/16/2036	PLN	1,000,000	1,937
Receive	1 mo. WIBOR	4.61%	09/16/2036	PLN	2,000,000	12,732
Receive	1 mo. WIBOR	4.42%	09/16/2036	PLN	1,000,000	10,390
Receive	1 mo. WIBOR	4.91%	09/16/2036	PLN	2,000,000	504
Receive	1 mo. WIBOR	4.70%	09/16/2036	PLN	3,000,000	13,296
Receive	28D TIIE	7.41%	09/14/2028	MXN	100,000,000	(20,165)
Receive	28D TIIE	7.34%	09/14/2028	MXN	50,000,000	(6,448)
Receive	28D TIIE	7.26%	09/14/2028	MXN	50,000,000	(2,098)
Receive	28D TIIE	7.27%	09/14/2028	MXN	50,000,000	(2,511)
Receive	28D TIIE	7.19%	09/14/2028	MXN	50,000,000	1,756
Receive	28D TIIE	7.53%	09/14/2028	MXN	25,000,000	(8,345)
Receive	28D TIIE	7.38%	09/14/2028	MXN	50,000,000	(8,871)
Receive	28D TIIE	7.78%	09/14/2028	MXN	50,000,000	(30,566)
Receive	28D TIIE	7.85%	09/14/2028	MXN	50,000,000	(34,585)
Receive	28D TIIE	7.63%	09/14/2028	MXN	50,000,000	(22,196)
Receive	28D TIIE	7.08%	09/14/2028	MXN	25,000,000	3,975
Receive	28D TIIE	8.03%	09/14/2028	MXN	25,000,000	(22,180)
Receive	28D TIIE	7.37%	09/14/2028	MXN	50,000,000	(7,990)
Receive	28D TIIE	7.79%	09/14/2028	MXN	50,000,000	(31,006)
Receive	28D TIIE	7.03%	09/14/2028	MXN	100,000,000	21,408
Receive	28D TIIE	7.73%	09/11/2031	MXN	20,000,000	8,073
Receive	28D TIIE	8.30%	09/11/2031	MXN	20,000,000	(19,820)
Receive	28D TIIE	7.93%	09/11/2031	MXN	30,000,000	(2,938)
Receive	28D TIIE	8.00%	09/11/2031	MXN	30,000,000	(8,260)
Receive	28D TIIE	8.39%	09/11/2031	MXN	20,000,000	(24,347)
Receive	28D TIIE	7.89%	09/11/2031	MXN	50,000,000	303
Receive	28D TIIE	7.50%	09/11/2031	MXN	50,000,000	47,403
Receive	28D TIIE	7.77%	09/11/2031	MXN	10,000,000	2,936
Receive	28D TIIE	7.69%	09/11/2031	MXN	30,000,000	14,495
Receive	28D TIIE	7.59%	09/11/2031	MXN	30,000,000	22,019
Receive	28D TIIE	8.35%	09/11/2031	MXN	30,000,000	(33,951)
Receive	28D TIIE	8.12%	09/11/2031	MXN	20,000,000	(11,012)
Receive	28D TIIE	8.02%	09/11/2031	MXN	20,000,000	(6,485)
Receive	28D TIIE	8.28%	09/04/2036	MXN	5,000,000	2,237
Receive	28D TIIE	8.40%	09/04/2036	MXN	15,000,000	(509)
Receive	28D TIIE	8.31%	09/04/2036	MXN	35,000,000	10,396
Receive	28D TIIE	8.12%	09/04/2036	MXN	5,000,000	5,396
Receive	28D TIIE	8.48%	09/04/2036	MXN	15,000,000	(5,623)
Receive	28D TIIE	8.00%	09/04/2036	MXN	15,000,000	23,260
Receive	28D TIIE	7.95%	09/04/2036	MXN	35,000,000	61,995
Receive	28D TIIE	8.73%	09/04/2036	MXN	20,000,000	(27,555)
Receive	28D TIIE	8.49%	09/04/2036	MXN	10,000,000	(4,250)
Receive	28D TIIE	8.41%	09/04/2036	MXN	15,000,000	(1,411)
Receive	28D TIIE	8.30%	09/04/2036	MXN	10,000,000	3,372
Receive	3 mo. BKBM	4.03%	12/16/2028	NZD	4,000,000	(7,809)
Receive	3 mo. BKBM	3.81%	12/16/2028	NZD	4,000,000	2,000
Receive	3 mo. BKBM	3.88%	12/16/2028	NZD	4,000,000	–
Receive	3 mo. BKBM	3.93%	12/16/2028	NZD	4,000,000	(3,351)

The accompanying notes are an integral part of the financial statements.
27

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	3 mo. BKBM	3.88%	12/16/2028	NZD	2,000,000	$(524)
Receive	3 mo. BKBM	3.83%	12/16/2028	NZD	2,000,000	558
Receive	3 mo. BKBM	3.95%	12/16/2028	NZD	4,000,000	(4,157)
Receive	3 mo. BKBM	3.90%	12/16/2028	NZD	2,000,000	(997)
Receive	3 mo. BKBM	4.08%	12/16/2031	NZD	750,000	1,491
Receive	3 mo. BKBM	4.00%	12/16/2031	NZD	750,000	3,042
Receive	3 mo. BKBM	4.26%	12/16/2031	NZD	750,000	(2,069)
Receive	3 mo. BKBM	4.17%	12/16/2031	NZD	1,500,000	(638)
Receive	3 mo. BKBM	4.13%	12/16/2031	NZD	2,250,000	1,549
Receive	3 mo. BKBM	4.15%	12/16/2031	NZD	1,500,000	(121)
Receive	3 mo. BKBM	4.15%	12/16/2031	NZD	1,500,000	38
Receive	3 mo. BKBM	4.44%	12/16/2036	NZD	1,200,000	3,648
Receive	3 mo. BKBM	4.51%	12/16/2036	NZD	800,000	(55)
Receive	3 mo. BKBM	4.33%	12/16/2036	NZD	400,000	3,416
Receive	3 mo. BKBM	4.35%	12/16/2036	NZD	400,000	2,900
Receive	3 mo. BKBM	4.58%	12/16/2036	NZD	800,000	(2,734)
Receive	3 mo. BKBM	4.52%	12/16/2036	NZD	1,200,000	(599)
Receive	3 mo. BKBM	4.41%	12/16/2036	NZD	800,000	3,622
Receive	3 mo. BUBOR	5.30%	12/16/2028	HUF	400,000,000	1,541
Receive	3 mo. BUBOR	5.09%	12/16/2031	HUF	150,000,000	3,002
Receive	3 mo. BUBOR	4.87%	12/16/2031	HUF	150,000,000	7,563
Receive	3 mo. BUBOR	5.03%	12/16/2036	HUF	75,000,000	2,714
Receive	3 mo. BUBOR	4.85%	12/16/2036	HUF	75,000,000	5,992
Receive	3 mo. NIBOR	4.88%	12/16/2028	NOK	20,000,000	3,522
Receive	3 mo. NIBOR	4.94%	12/16/2028	NOK	30,000,000	1,479
Receive	3 mo. NIBOR	4.81%	12/16/2028	NOK	30,000,000	8,968
Receive	3 mo. NIBOR	4.82%	12/16/2028	NOK	10,000,000	2,930
Receive	3 mo. NIBOR	4.89%	12/16/2028	NOK	20,000,000	2,928
Receive	3 mo. NIBOR	4.84%	12/16/2028	NOK	200,000,000	51,468
Receive	3 mo. NIBOR	4.94%	12/16/2028	NOK	20,000,000	1,145
Receive	3 mo. NIBOR	5.03%	12/16/2028	NOK	40,000,000	(4,764)
Receive	3 mo. NIBOR	4.89%	12/16/2028	NOK	20,000,000	3,086
Receive	3 mo. NIBOR	4.52%	12/16/2031	NOK	8,000,000	4,433
Receive	3 mo. NIBOR	4.49%	12/16/2031	NOK	16,000,000	11,322
Receive	3 mo. NIBOR	4.52%	12/16/2031	NOK	8,000,000	4,488
Receive	3 mo. NIBOR	4.56%	12/16/2031	NOK	76,000,000	30,614
Receive	3 mo. NIBOR	4.62%	12/16/2031	NOK	8,000,000	803
Receive	3 mo. NIBOR	4.65%	12/16/2031	NOK	12,000,000	(192)
Receive	3 mo. NIBOR	4.63%	12/16/2031	NOK	8,000,000	356
Receive	3 mo. NIBOR	4.59%	12/16/2031	NOK	8,000,000	1,938
Receive	3 mo. NIBOR	4.67%	12/16/2031	NOK	8,000,000	(1,003)
Receive	3 mo. NIBOR	4.59%	12/16/2031	NOK	8,000,000	2,013
Receive	3 mo. NIBOR	4.58%	12/16/2031	NOK	8,000,000	2,143
Receive	3 mo. NIBOR	4.42%	12/16/2036	NOK	2,000,000	1,396
Receive	3 mo. NIBOR	4.37%	12/16/2036	NOK	42,000,000	47,344
Receive	3 mo. NIBOR	4.46%	12/16/2036	NOK	6,000,000	2,077
Receive	3 mo. NIBOR	4.41%	12/16/2036	NOK	4,000,000	3,166
Receive	3 mo. NIBOR	4.48%	12/16/2036	NOK	6,000,000	1,187
Receive	3 mo. NIBOR	4.46%	12/16/2036	NOK	4,000,000	1,571
Receive	3 mo. NIBOR	4.45%	12/16/2036	NOK	8,000,000	3,957

The accompanying notes are an integral part of the financial statements.
28

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	3 mo. NIBOR	4.52%	12/16/2036	NOK	8,000,000	$(1,301)
Receive	3 mo. NIBOR	4.36%	12/16/2036	NOK	8,000,000	9,893
Receive	3 mo. NIBOR	4.34%	12/16/2036	NOK	4,000,000	5,642
Receive	3 mo. NIBOR	4.51%	12/16/2036	NOK	8,000,000	(182)
Receive	3 mo. NIBOR	4.39%	12/16/2036	NOK	4,000,000	3,776
Receive	3 mo. NIBOR	4.40%	12/16/2036	NOK	6,000,000	5,512
Receive	3 mo. PRIBOR	4.52%	12/16/2028	CZK	30,000,000	5,537
Receive	3 mo. PRIBOR	4.30%	12/16/2028	CZK	60,000,000	23,168
Receive	3 mo. PRIBOR	4.66%	12/16/2028	CZK	120,000,000	5,950
Receive	3 mo. PRIBOR	4.69%	12/16/2028	CZK	30,000,000	913
Receive	3 mo. PRIBOR	4.71%	12/16/2028	CZK	60,000,000	513
Receive	3 mo. PRIBOR	4.56%	12/16/2028	CZK	30,000,000	4,224
Receive	3 mo. PRIBOR	4.51%	12/16/2031	CZK	25,000,000	14,463
Receive	3 mo. PRIBOR	4.52%	12/16/2031	CZK	12,500,000	6,938
Receive	3 mo. PRIBOR	4.59%	12/16/2031	CZK	12,500,000	5,122
Receive	3 mo. PRIBOR	4.71%	12/16/2031	CZK	25,000,000	3,727
Receive	3 mo. PRIBOR	4.66%	12/16/2031	CZK	37,500,000	9,276
Receive	3 mo. PRIBOR	4.62%	12/16/2031	CZK	25,000,000	8,668
Receive	3 mo. PRIBOR	4.63%	12/16/2031	CZK	25,000,000	7,893
Receive	3 mo. PRIBOR	4.54%	12/16/2036	CZK	10,000,000	11,961
Receive	3 mo. PRIBOR	4.66%	12/16/2036	CZK	10,000,000	7,587
Receive	3 mo. PRIBOR	4.76%	12/16/2036	CZK	25,000,000	9,574
Receive	3 mo. PRIBOR	4.75%	12/16/2036	CZK	10,000,000	4,099
Receive	3 mo. PRIBOR	4.64%	12/16/2036	CZK	10,000,000	8,358
Receive	3 mo. PRIBOR	4.71%	12/16/2036	CZK	20,000,000	11,166
Receive	3 mo. PRIBOR	4.74%	12/16/2036	CZK	10,000,000	4,254
Receive	3 mo. SORA	1.84%	09/16/2028	SGD	4,000,000	(5,186)
Receive	3 mo. SORA	1.64%	09/16/2028	SGD	2,000,000	3,496
Receive	3 mo. SORA	1.66%	09/16/2028	SGD	2,000,000	2,692
Receive	3 mo. SORA	1.58%	09/16/2028	SGD	2,000,000	5,196
Receive	3 mo. SORA	1.60%	09/16/2028	SGD	2,000,000	4,670
Receive	3 mo. SORA	1.54%	09/16/2028	SGD	2,000,000	6,618
Receive	3 mo. SORA	1.76%	09/16/2028	SGD	6,000,000	(917)
Receive	3 mo. SORA	1.60%	09/16/2028	SGD	4,000,000	9,465
Receive	3 mo. SORA	1.70%	09/16/2028	SGD	4,000,000	3,128
Receive	3 mo. SORA	1.61%	09/16/2028	SGD	4,000,000	9,032
Receive	3 mo. SORA	1.75%	09/16/2028	SGD	4,000,000	130
Receive	3 mo. SORA	1.76%	09/16/2028	SGD	2,000,000	(120)
Receive	3 mo. SORA	1.77%	09/16/2028	SGD	4,000,000	(982)
Receive	3 mo. SORA	1.60%	09/16/2028	SGD	8,000,000	19,300
Receive	3 mo. SORA	1.83%	09/16/2028	SGD	4,000,000	(4,568)
Receive	3 mo. SORA	1.66%	09/16/2028	SGD	2,000,000	2,677
Receive	3 mo. SORA	1.90%	09/16/2028	SGD	2,000,000	(4,664)
Receive	3 mo. SORA	1.95%	03/17/2029	SGD	4,000,000	–
Receive	3 mo. SORA	2.16%	09/16/2031	SGD	750,000	(1,312)
Receive	3 mo. SORA	1.94%	09/16/2031	SGD	1,500,000	9,851
Receive	3 mo. SORA	1.92%	09/16/2031	SGD	750,000	5,331
Receive	3 mo. SORA	2.02%	09/16/2031	SGD	750,000	2,772
Receive	3 mo. SORA	1.86%	09/16/2031	SGD	1,500,000	14,047
Receive	3 mo. SORA	1.96%	09/16/2031	SGD	1,500,000	8,956

The accompanying notes are an integral part of the financial statements.
29

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	3 mo. SORA	2.01%	09/16/2031	SGD	1,500,000	$6,019
Receive	3 mo. SORA	1.91%	09/16/2031	SGD	2,250,000	17,462
Receive	3 mo. SORA	1.78%	09/16/2031	SGD	750,000	9,443
Receive	3 mo. SORA	2.11%	09/16/2031	SGD	750,000	171
Receive	3 mo. SORA	2.23%	09/16/2031	SGD	750,000	(3,298)
Receive	3 mo. SORA	2.15%	09/16/2031	SGD	2,250,000	(3,306)
Receive	3 mo. SORA	2.20%	09/16/2031	SGD	1,500,000	(4,750)
Receive	3 mo. SORA	2.07%	09/16/2031	SGD	750,000	1,289
Receive	3 mo. SORA	2.08%	09/16/2031	SGD	750,000	884
Receive	3 mo. SORA	1.83%	09/16/2031	SGD	1,500,000	15,949
Receive	3 mo. SORA	2.08%	09/16/2036	SGD	400,000	8,382
Receive	3 mo. SORA	2.37%	09/16/2036	SGD	800,000	390
Receive	3 mo. SORA	2.24%	09/16/2036	SGD	400,000	3,958
Receive	3 mo. SORA	2.13%	09/16/2036	SGD	800,000	14,096
Receive	3 mo. SORA	2.54%	09/16/2036	SGD	800,000	(8,879)
Receive	3 mo. SORA	2.21%	09/16/2036	SGD	400,000	4,941
Receive	3 mo. SORA	2.28%	09/16/2036	SGD	400,000	2,835
Receive	3 mo. SORA	2.46%	09/16/2036	SGD	400,000	(2,221)
Receive	3 mo. SORA	2.46%	09/16/2036	SGD	400,000	(2,108)
Receive	3 mo. SORA	2.51%	09/16/2036	SGD	400,000	(3,555)
Receive	3 mo. SORA	2.40%	09/16/2036	SGD	400,000	(423)
Receive	3 mo. SORA	2.31%	09/16/2036	SGD	400,000	2,133
Receive	3 mo. SORA	2.22%	09/16/2036	SGD	400,000	4,534
Receive	3 mo. SORA	2.23%	09/16/2036	SGD	1,600,000	17,238
Receive	3 mo. STIBOR	2.52%	09/16/2028	SEK	50,000,000	24,208
Receive	3 mo. STIBOR	2.60%	09/16/2028	SEK	20,000,000	6,273
Receive	3 mo. STIBOR	2.74%	09/16/2028	SEK	40,000,000	1,934
Receive	3 mo. STIBOR	2.59%	09/16/2028	SEK	30,000,000	10,530
Receive	3 mo. STIBOR	2.38%	09/16/2028	SEK	90,000,000	68,907
Receive	3 mo. STIBOR	2.62%	09/16/2028	SEK	40,000,000	11,013
Receive	3 mo. STIBOR	2.45%	09/16/2028	SEK	20,000,000	12,427
Receive	3 mo. STIBOR	2.77%	09/16/2028	SEK	40,000,000	(1,133)
Receive	3 mo. STIBOR	2.78%	09/16/2028	SEK	40,000,000	(1,375)
Receive	3 mo. STIBOR	2.24%	09/16/2028	SEK	30,000,000	31,655
Receive	3 mo. STIBOR	2.62%	09/16/2028	SEK	30,000,000	8,442
Receive	3 mo. STIBOR	2.92%	09/16/2028	SEK	30,000,000	(9,596)
Receive	3 mo. STIBOR	2.80%	09/16/2028	SEK	20,000,000	(1,636)
Receive	3 mo. STIBOR	2.57%	09/16/2028	SEK	30,000,000	11,317
Receive	3 mo. STIBOR	2.24%	09/16/2028	SEK	60,000,000	62,584
Receive	3 mo. STIBOR	2.58%	09/16/2028	SEK	110,000,000	40,829
Receive	3 mo. STIBOR	2.35%	09/16/2028	SEK	60,000,000	49,509
Receive	3 mo. STIBOR	2.75%	09/16/2028	SEK	30,000,000	391
Receive	3 mo. STIBOR	2.82%	09/16/2028	SEK	10,000,000	(1,312)
Receive	3 mo. STIBOR	2.62%	09/16/2031	SEK	36,000,000	63,921
Receive	3 mo. STIBOR	2.68%	09/16/2031	SEK	4,000,000	6,080
Receive	3 mo. STIBOR	2.92%	09/16/2031	SEK	8,000,000	2,905
Receive	3 mo. STIBOR	2.57%	09/16/2031	SEK	24,000,000	48,746
Receive	3 mo. STIBOR	2.87%	09/16/2031	SEK	8,000,000	4,795
Receive	3 mo. STIBOR	2.89%	09/16/2031	SEK	16,000,000	7,777
Receive	3 mo. STIBOR	2.77%	09/16/2031	SEK	24,000,000	25,781

The accompanying notes are an integral part of the financial statements.
30

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	3 mo. STIBOR	2.68%	09/16/2031	SEK	16,000,000	$23,936
Receive	3 mo. STIBOR	2.66%	09/16/2031	SEK	32,000,000	51,343
Receive	3 mo. STIBOR	2.77%	09/16/2031	SEK	16,000,000	17,534
Receive	3 mo. STIBOR	2.91%	09/16/2031	SEK	12,000,000	4,532
Receive	3 mo. STIBOR	2.80%	09/16/2031	SEK	16,000,000	14,603
Receive	3 mo. STIBOR	2.57%	09/16/2031	SEK	16,000,000	32,806
Receive	3 mo. STIBOR	2.95%	09/16/2031	SEK	8,000,000	1,459
Receive	3 mo. STIBOR	2.79%	09/16/2031	SEK	28,000,000	27,175
Receive	3 mo. STIBOR	2.77%	09/16/2031	SEK	40,000,000	43,353
Receive	3 mo. STIBOR	2.88%	09/16/2031	SEK	16,000,000	8,472
Receive	3 mo. STIBOR	2.94%	09/16/2031	SEK	16,000,000	4,152
Receive	3 mo. STIBOR	3.10%	09/16/2031	SEK	8,000,000	(4,191)
Receive	3 mo. STIBOR	2.86%	09/16/2031	SEK	16,000,000	10,361
Receive	3 mo. STIBOR	2.94%	09/16/2031	SEK	12,000,000	3,259
Receive	3 mo. STIBOR	2.57%	09/16/2031	SEK	8,000,000	16,480
Receive	3 mo. STIBOR	2.82%	09/16/2031	SEK	16,000,000	13,292
Receive	3 mo. STIBOR	2.83%	09/16/2031	SEK	12,000,000	9,680
Receive	3 mo. STIBOR	2.87%	09/16/2031	SEK	16,000,000	9,127
Receive	3 mo. STIBOR	2.88%	09/16/2036	SEK	8,000,000	24,616
Receive	3 mo. STIBOR	3.07%	09/16/2036	SEK	10,000,000	13,887
Receive	3 mo. STIBOR	2.89%	09/16/2036	SEK	8,000,000	24,080
Receive	3 mo. STIBOR	3.11%	09/16/2036	SEK	8,000,000	8,179
Receive	3 mo. STIBOR	3.05%	09/16/2036	SEK	14,000,000	22,443
Receive	3 mo. STIBOR	3.10%	09/16/2036	SEK	6,000,000	6,965
Receive	3 mo. STIBOR	3.17%	09/16/2036	SEK	6,000,000	3,294
Receive	3 mo. STIBOR	3.11%	09/16/2036	SEK	8,000,000	8,001
Receive	3 mo. STIBOR	3.19%	09/16/2036	SEK	6,000,000	1,740
Receive	3 mo. STIBOR	3.17%	09/16/2036	SEK	6,000,000	3,213
Receive	3 mo. STIBOR	3.00%	09/16/2036	SEK	2,000,000	4,099
Receive	3 mo. STIBOR	3.03%	09/16/2036	SEK	10,000,000	17,817
Receive	3 mo. STIBOR	3.03%	09/16/2036	SEK	6,000,000	10,663
Receive	3 mo. STIBOR	3.14%	09/16/2036	SEK	10,000,000	7,723
Receive	3 mo. STIBOR	2.97%	09/16/2036	SEK	16,000,000	36,368
Receive	3 mo. STIBOR	3.05%	09/16/2036	SEK	20,000,000	32,418
Receive	3 mo. STIBOR	2.87%	09/16/2036	SEK	4,000,000	12,915
Receive	3 mo. STIBOR	3.10%	09/16/2036	SEK	6,000,000	6,563
Receive	3 mo. STIBOR	2.94%	09/16/2036	SEK	20,000,000	51,624
Receive	3 mo. STIBOR	3.09%	09/16/2036	SEK	6,000,000	7,474
Receive	3 mo. STIBOR	3.01%	09/16/2036	SEK	4,000,000	7,591
Receive	3 mo. STIBOR	3.13%	09/16/2036	SEK	6,000,000	5,223
Receive	3 mo. STIBOR	3.05%	09/16/2036	SEK	24,000,000	37,830
Receive	3 mo. STIBOR	3.07%	09/16/2036	SEK	10,000,000	14,199
Receive	3 mo. STIBOR	3.02%	09/16/2036	SEK	4,000,000	7,484
Receive	3 mo. STIBOR	3.24%	03/17/2037	SEK	40,000,000	20,112
Receive	South African Overnight Index	7.87%	09/16/2028	ZAR	40,000,000	(15,479)
Receive	South African Overnight Index	7.51%	09/16/2028	ZAR	40,000,000	359
Receive	South African Overnight Index	7.98%	09/16/2031	ZAR	20,000,000	(12,857)

The accompanying notes are an integral part of the financial statements.
31

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Receive	South African Overnight Index	7.51%	09/16/2031	ZAR	10,000,000	$5,431
Receive	South African Overnight Index	7.68%	09/16/2031	ZAR	20,000,000	2,123
Receive	South African Overnight Index	7.72%	03/17/2032	ZAR	10,000,000	2,740
Receive	South African Overnight Index	8.08%	09/16/2036	ZAR	15,000,000	13,852
Receive	South African Overnight Index	8.19%	09/16/2036	ZAR	10,000,000	4,458
Receive	South African Overnight Index	7.96%	09/16/2036	ZAR	5,000,000	7,089
Receive	South African Overnight Index	7.99%	09/16/2036	ZAR	10,000,000	12,973
Receive	South African Overnight Index	8.27%	09/16/2036	ZAR	15,000,000	1,764
Pay	1 mo. SARON	0.18%	09/16/2028	CHF	1,150,000	(1,615)
Pay	1 mo. SARON	0.18%	09/16/2028	CHF	2,300,000	(2,942)
Pay	1 mo. SARON	0.21%	09/16/2028	CHF	1,150,000	(662)
Pay	1 mo. SARON	-0.06%	09/16/2028	CHF	1,150,000	(8,333)
Pay	1 mo. SARON	0.15%	09/16/2028	CHF	2,300,000	(4,733)
Pay	1 mo. SARON	-0.05%	09/16/2028	CHF	4,600,000	(32,695)
Pay	1 mo. SARON	0.22%	09/16/2028	CHF	2,300,000	(630)
Pay	1 mo. SARON	0.11%	09/16/2028	CHF	2,300,000	(6,842)
Pay	1 mo. SARON	0.13%	09/16/2028	CHF	2,300,000	(6,091)
Pay	1 mo. SARON	0.15%	09/16/2028	CHF	2,300,000	(4,415)
Pay	1 mo. SARON	0.23%	09/16/2028	CHF	1,150,000	(84)
Pay	1 mo. SARON	0.20%	09/16/2028	CHF	1,150,000	(821)
Pay	1 mo. SARON	0.08%	09/16/2028	CHF	1,150,000	(4,476)
Pay	1 mo. SARON	0.22%	09/16/2028	CHF	2,300,000	(370)
Pay	1 mo. SARON	0.14%	09/16/2028	CHF	2,300,000	(5,340)
Pay	1 mo. SARON	0.22%	09/16/2028	CHF	2,300,000	(688)
Pay	1 mo. SARON	0.12%	09/16/2028	CHF	2,300,000	(6,437)
Pay	1 mo. SARON	0.17%	09/16/2028	CHF	2,300,000	(3,462)
Pay	1 mo. SARON	-0.05%	09/16/2028	CHF	1,150,000	(8,101)
Pay	1 mo. SARON	0.39%	09/16/2031	CHF	900,000	(3,689)
Pay	1 mo. SARON	0.40%	09/16/2031	CHF	450,000	(1,691)
Pay	1 mo. SARON	0.35%	09/16/2031	CHF	900,000	(5,783)
Pay	1 mo. SARON	0.17%	09/16/2031	CHF	2,700,000	(48,271)
Pay	1 mo. SARON	0.45%	09/16/2031	CHF	900,000	(309)
Pay	1 mo. SARON	0.31%	09/16/2031	CHF	900,000	(8,158)
Pay	1 mo. SARON	0.34%	09/16/2031	CHF	450,000	(3,255)
Pay	1 mo. SARON	0.19%	09/16/2031	CHF	450,000	(7,431)
Pay	1 mo. SARON	0.42%	09/16/2031	CHF	900,000	(1,901)
Pay	1 mo. SARON	0.40%	09/16/2031	CHF	900,000	(3,409)
Pay	1 mo. SARON	0.31%	09/16/2031	CHF	1,350,000	(11,901)
Pay	1 mo. SARON	0.35%	09/16/2031	CHF	450,000	(3,017)
Pay	1 mo. SARON	0.26%	09/16/2031	CHF	900,000	(11,174)
Pay	1 mo. SARON	0.17%	09/16/2031	CHF	450,000	(7,975)
Pay	1 mo. SARON	0.25%	09/16/2031	CHF	900,000	(11,454)
Pay	1 mo. SARON	0.39%	09/16/2031	CHF	1,350,000	(5,952)

The accompanying notes are an integral part of the financial statements.
32

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	1 mo. SARON	0.38%	09/16/2031	CHF	900,000	$(4,024)
Pay	1 mo. SARON	0.65%	09/16/2036	CHF	500,000	(3,576)
Pay	1 mo. SARON	0.58%	09/16/2036	CHF	500,000	(7,503)
Pay	1 mo. SARON	0.62%	09/16/2036	CHF	500,000	(5,524)
Pay	1 mo. SARON	0.50%	09/16/2036	CHF	1,500,000	(38,398)
Pay	1 mo. SARON	0.51%	09/16/2036	CHF	250,000	(6,156)
Pay	1 mo. SARON	0.68%	09/16/2036	CHF	250,000	(738)
Pay	1 mo. SARON	0.70%	09/16/2036	CHF	250,000	(235)
Pay	1 mo. SARON	0.57%	09/16/2036	CHF	500,000	(8,598)
Pay	1 mo. SARON	0.61%	09/16/2036	CHF	250,000	(2,960)
Pay	1 mo. SARON	0.63%	09/16/2036	CHF	250,000	(2,351)
Pay	1 mo. SARON	0.71%	09/16/2036	CHF	250,000	31
Pay	1 mo. SARON	0.53%	09/16/2036	CHF	250,000	(5,547)
Pay	1 mo. SARON	0.64%	09/16/2036	CHF	500,000	(4,093)
Pay	1 mo. SARON	0.48%	09/16/2036	CHF	250,000	(6,902)
Pay	1 mo. SARON	0.49%	09/16/2036	CHF	250,000	(6,734)
Pay	1 mo. SARON	0.67%	09/16/2036	CHF	750,000	(3,355)
Pay	1 mo. SARON	0.59%	09/16/2036	CHF	500,000	(7,076)
Pay	1 mo. SARON	0.63%	09/16/2036	CHF	500,000	(4,732)
Pay	1 mo. SARON	0.72%	09/16/2036	CHF	250,000	404
Pay	1 mo. SARON	0.65%	09/16/2036	CHF	500,000	(3,758)
Pay	1 mo. SARON	0.52%	09/16/2036	CHF	750,000	(17,464)
Pay	1 mo. SARON	0.62%	09/16/2036	CHF	250,000	(2,777)
Pay	1 mo. SARON	0.70%	09/16/2036	CHF	500,000	(197)
Pay	1 mo. WIBOR	4.13%	09/16/2028	PLN	5,000,000	(3,759)
Pay	1 mo. WIBOR	4.07%	09/16/2028	PLN	10,000,000	(10,445)
Pay	1 mo. WIBOR	3.50%	09/16/2028	PLN	85,000,000	(334,600)
Pay	1 mo. WIBOR	3.56%	09/16/2028	PLN	10,000,000	(36,281)
Pay	1 mo. WIBOR	3.92%	09/16/2028	PLN	10,000,000	(18,191)
Pay	1 mo. WIBOR	4.14%	09/16/2028	PLN	10,000,000	(7,216)
Pay	1 mo. WIBOR	3.80%	09/16/2031	PLN	36,000,000	(310,237)
Pay	1 mo. WIBOR	4.16%	09/16/2031	PLN	4,000,000	(17,560)
Pay	1 mo. WIBOR	4.06%	09/16/2031	PLN	4,000,000	(21,952)
Pay	1 mo. WIBOR	4.47%	09/16/2031	PLN	2,000,000	(1,405)
Pay	1 mo. WIBOR	3.83%	09/16/2031	PLN	2,000,000	(16,531)
Pay	1 mo. WIBOR	4.50%	09/16/2031	PLN	2,000,000	(606)
Pay	1 mo. WIBOR	4.33%	09/16/2031	PLN	2,000,000	(4,787)
Pay	1 mo. WIBOR	4.01%	09/16/2031	PLN	4,000,000	(24,418)
Pay	1 mo. WIBOR	4.55%	09/16/2036	PLN	1,000,000	(7,634)
Pay	1 mo. WIBOR	4.33%	09/16/2036	PLN	2,000,000	(24,252)
Pay	1 mo. WIBOR	4.24%	09/16/2036	PLN	20,000,000	(280,996)
Pay	1 mo. WIBOR	4.80%	09/16/2036	PLN	1,000,000	(2,394)
Pay	1 mo. WIBOR	4.46%	09/16/2036	PLN	2,000,000	(18,887)
Pay	1 mo. WIBOR	4.49%	09/16/2036	PLN	1,000,000	(8,965)
Pay	1 mo. WIBOR	4.24%	09/16/2036	PLN	2,000,000	(28,245)
Pay	1 mo. WIBOR	4.54%	09/16/2036	PLN	1,000,000	(7,926)
Pay	1 mo. WIBOR	4.71%	09/16/2036	PLN	1,000,000	(4,286)
Pay	1 mo. WIBOR	4.41%	09/16/2036	PLN	2,000,000	(20,967)
Pay	28D TIIE	7.41%	09/14/2028	MXN	50,000,000	10,495
Pay	28D TIIE	7.15%	09/14/2028	MXN	50,000,000	(3,959)

The accompanying notes are an integral part of the financial statements.
33

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	28D TIIE	7.09%	09/14/2028	MXN	50,000,000	$(7,263)
Pay	28D TIIE	6.95%	09/14/2028	MXN	50,000,000	(14,971)
Pay	28D TIIE	7.44%	09/14/2028	MXN	50,000,000	11,734
Pay	28D TIIE	7.49%	09/14/2028	MXN	50,000,000	14,487
Pay	28D TIIE	7.35%	09/14/2028	MXN	75,000,000	10,581
Pay	28D TIIE	7.04%	09/14/2028	MXN	50,000,000	(9,878)
Pay	28D TIIE	6.88%	09/14/2028	MXN	525,000,000	(197,672)
Pay	28D TIIE	7.35%	09/11/2031	MXN	210,000,000	(275,911)
Pay	28D TIIE	8.04%	09/11/2031	MXN	20,000,000	7,097
Pay	28D TIIE	7.63%	09/11/2031	MXN	20,000,000	(12,722)
Pay	28D TIIE	7.28%	09/11/2031	MXN	10,000,000	(14,864)
Pay	28D TIIE	7.45%	09/11/2031	MXN	20,000,000	(21,359)
Pay	28D TIIE	7.89%	09/11/2031	MXN	20,000,000	124
Pay	28D TIIE	7.79%	09/11/2031	MXN	20,000,000	(5,137)
Pay	28D TIIE	7.69%	09/11/2031	MXN	30,000,000	(14,679)
Pay	28D TIIE	8.01%	09/11/2031	MXN	10,000,000	2,876
Pay	28D TIIE	8.34%	09/04/2036	MXN	10,000,000	(1,867)
Pay	28D TIIE	7.78%	09/04/2036	MXN	5,000,000	(12,116)
Pay	28D TIIE	8.24%	09/04/2036	MXN	10,000,000	(5,778)
Pay	28D TIIE	8.18%	09/04/2036	MXN	5,000,000	(4,143)
Pay	28D TIIE	7.91%	09/04/2036	MXN	10,000,000	(19,317)
Pay	28D TIIE	8.17%	09/04/2036	MXN	15,000,000	(13,030)
Pay	28D TIIE	7.79%	09/04/2036	MXN	120,000,000	(288,130)
Pay	3 mo. BKBM	3.83%	12/16/2028	NZD	4,000,000	(1,184)
Pay	3 mo. BKBM	3.55%	12/16/2028	NZD	2,000,000	(6,914)
Pay	3 mo. BKBM	3.80%	12/16/2028	NZD	4,000,000	(2,739)
Pay	3 mo. BKBM	3.79%	12/16/2028	NZD	2,000,000	(1,527)
Pay	3 mo. BKBM	3.60%	12/16/2028	NZD	2,000,000	(5,787)
Pay	3 mo. BKBM	3.75%	12/16/2031	NZD	750,000	(8,054)
Pay	3 mo. BKBM	4.12%	12/16/2031	NZD	2,250,000	(1,609)
Pay	3 mo. BKBM	3.81%	12/16/2031	NZD	2,250,000	(20,582)
Pay	3 mo. BKBM	4.24%	12/16/2036	NZD	800,000	(9,970)
Pay	3 mo. BKBM	4.08%	12/16/2036	NZD	800,000	(16,246)
Pay	3 mo. BKBM	4.10%	12/16/2036	NZD	400,000	(7,664)
Pay	3 mo. BKBM	4.15%	12/16/2036	NZD	400,000	(6,739)
Pay	3 mo. BUBOR	5.01%	12/16/2028	HUF	400,000,000	(8,291)
Pay	3 mo. BUBOR	4.84%	12/16/2028	HUF	400,000,000	(12,203)
Pay	3 mo. BUBOR	4.83%	12/16/2031	HUF	150,000,000	(8,479)
Pay	3 mo. BUBOR	4.60%	12/16/2031	HUF	150,000,000	(13,060)
Pay	3 mo. BUBOR	4.92%	12/16/2031	HUF	150,000,000	(6,524)
Pay	3 mo. BUBOR	4.96%	12/16/2031	HUF	150,000,000	(5,730)
Pay	3 mo. BUBOR	4.61%	12/16/2036	HUF	75,000,000	(10,362)
Pay	3 mo. BUBOR	4.65%	12/16/2036	HUF	75,000,000	(9,588)
Pay	3 mo. BUBOR	4.97%	12/16/2036	HUF	150,000,000	(7,613)
Pay	3 mo. BUBOR	4.91%	12/16/2036	HUF	75,000,000	(4,899)
Pay	3 mo. NIBOR	4.74%	12/16/2028	NOK	20,000,000	(8,792)
Pay	3 mo. NIBOR	4.72%	12/16/2028	NOK	20,000,000	(9,704)
Pay	3 mo. NIBOR	4.74%	12/16/2028	NOK	10,000,000	(4,456)
Pay	3 mo. NIBOR	4.84%	12/16/2028	NOK	20,000,000	(5,048)
Pay	3 mo. NIBOR	4.73%	12/16/2028	NOK	10,000,000	(4,753)

The accompanying notes are an integral part of the financial statements.
34

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	3 mo. NIBOR	4.92%	12/16/2028	NOK	20,000,000	$(1,937)
Pay	3 mo. NIBOR	4.83%	12/16/2028	NOK	20,000,000	(5,503)
Pay	3 mo. NIBOR	4.87%	12/16/2028	NOK	10,000,000	(1,860)
Pay	3 mo. NIBOR	4.85%	12/16/2028	NOK	30,000,000	(7,066)
Pay	3 mo. NIBOR	4.53%	12/16/2031	NOK	8,000,000	(4,172)
Pay	3 mo. NIBOR	4.59%	12/16/2031	NOK	16,000,000	(3,839)
Pay	3 mo. NIBOR	4.48%	12/16/2031	NOK	4,000,000	(2,933)
Pay	3 mo. NIBOR	4.55%	12/16/2031	NOK	8,000,000	(3,502)
Pay	3 mo. NIBOR	4.38%	12/16/2031	NOK	8,000,000	(9,700)
Pay	3 mo. NIBOR	4.40%	12/16/2031	NOK	12,000,000	(13,461)
Pay	3 mo. NIBOR	4.52%	12/16/2031	NOK	8,000,000	(4,693)
Pay	3 mo. NIBOR	4.40%	12/16/2031	NOK	8,000,000	(8,993)
Pay	3 mo. NIBOR	4.29%	12/16/2036	NOK	6,000,000	(11,109)
Pay	3 mo. NIBOR	4.28%	12/16/2036	NOK	2,000,000	(3,754)
Pay	3 mo. NIBOR	4.40%	12/16/2036	NOK	8,000,000	(7,010)
Pay	3 mo. NIBOR	4.23%	12/16/2036	NOK	4,000,000	(9,424)
Pay	3 mo. NIBOR	4.24%	12/16/2036	NOK	2,000,000	(4,449)
Pay	3 mo. NIBOR	4.27%	12/16/2036	NOK	4,000,000	(7,982)
Pay	3 mo. NIBOR	4.27%	12/16/2036	NOK	8,000,000	(15,829)
Pay	3 mo. PRIBOR	4.36%	12/16/2028	CZK	60,000,000	(19,556)
Pay	3 mo. PRIBOR	4.24%	12/16/2028	CZK	30,000,000	(13,062)
Pay	3 mo. PRIBOR	4.27%	12/16/2028	CZK	60,000,000	(24,810)
Pay	3 mo. PRIBOR	4.18%	12/16/2028	CZK	30,000,000	(14,676)
Pay	3 mo. PRIBOR	4.30%	12/16/2028	CZK	60,000,000	(22,730)
Pay	3 mo. PRIBOR	4.10%	12/16/2031	CZK	12,500,000	(18,154)
Pay	3 mo. PRIBOR	4.22%	12/16/2031	CZK	12,500,000	(15,056)
Pay	3 mo. PRIBOR	4.43%	12/16/2031	CZK	12,500,000	(9,421)
Pay	3 mo. PRIBOR	4.37%	12/16/2031	CZK	37,500,000	(33,151)
Pay	3 mo. PRIBOR	4.21%	12/16/2031	CZK	25,000,000	(30,219)
Pay	3 mo. PRIBOR	4.29%	12/16/2031	CZK	12,500,000	(13,000)
Pay	3 mo. PRIBOR	4.31%	12/16/2036	CZK	15,000,000	(31,412)
Pay	3 mo. PRIBOR	4.31%	12/16/2036	CZK	5,000,000	(10,490)
Pay	3 mo. PRIBOR	4.52%	12/16/2036	CZK	20,000,000	(26,158)
Pay	3 mo. PRIBOR	4.31%	12/16/2036	CZK	10,000,000	(21,134)
Pay	3 mo. PRIBOR	4.50%	12/16/2036	CZK	10,000,000	(13,619)
Pay	3 mo. SORA	1.63%	09/16/2028	SGD	4,000,000	(7,641)
Pay	3 mo. SORA	1.53%	09/16/2028	SGD	4,000,000	(13,606)
Pay	3 mo. SORA	1.54%	09/16/2028	SGD	2,000,000	(6,494)
Pay	3 mo. SORA	1.70%	09/16/2028	SGD	2,000,000	(1,518)
Pay	3 mo. SORA	1.62%	09/16/2028	SGD	2,000,000	(4,207)
Pay	3 mo. SORA	1.37%	09/16/2028	SGD	2,000,000	(11,717)
Pay	3 mo. SORA	1.59%	09/16/2028	SGD	2,000,000	(5,057)
Pay	3 mo. SORA	1.66%	09/16/2028	SGD	2,000,000	(2,754)
Pay	3 mo. SORA	1.58%	09/16/2028	SGD	4,000,000	(10,732)
Pay	3 mo. SORA	1.56%	09/16/2028	SGD	2,000,000	(5,969)
Pay	3 mo. SORA	1.55%	09/16/2028	SGD	2,000,000	(6,092)
Pay	3 mo. SORA	1.44%	09/16/2028	SGD	30,000,000	(143,540)
Pay	3 mo. SORA	2.05%	09/16/2031	SGD	750,000	(1,709)
Pay	3 mo. SORA	1.67%	09/16/2031	SGD	1,500,000	(24,788)
Pay	3 mo. SORA	1.85%	09/16/2031	SGD	1,500,000	(15,110)

The accompanying notes are an integral part of the financial statements.
35

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	3 mo. SORA	1.95%	09/16/2031	SGD	1,500,000	$(9,460)
Pay	3 mo. SORA	1.76%	09/16/2031	SGD	750,000	(9,904)
Pay	3 mo. SORA	1.85%	09/16/2031	SGD	1,500,000	(14,970)
Pay	3 mo. SORA	2.01%	09/16/2031	SGD	750,000	(2,870)
Pay	3 mo. SORA	1.76%	09/16/2031	SGD	7,500,000	(99,324)
Pay	3 mo. SORA	2.04%	09/16/2031	SGD	1,500,000	(4,481)
Pay	3 mo. SORA	2.14%	09/16/2036	SGD	400,000	(6,725)
Pay	3 mo. SORA	2.07%	09/16/2036	SGD	2,000,000	(43,595)
Pay	3 mo. SORA	2.18%	09/16/2036	SGD	400,000	(5,643)
Pay	3 mo. SORA	2.28%	09/16/2036	SGD	400,000	(2,779)
Pay	3 mo. SORA	2.07%	09/16/2036	SGD	800,000	(17,354)
Pay	3 mo. SORA	1.99%	09/16/2036	SGD	800,000	(22,241)
Pay	3 mo. SORA	2.22%	09/16/2036	SGD	400,000	(4,576)
Pay	3 mo. SORA	2.32%	09/16/2036	SGD	400,000	(1,683)
Pay	3 mo. SORA	2.29%	09/16/2036	SGD	400,000	(2,680)
Pay	3 mo. SORA	2.20%	09/16/2036	SGD	400,000	(4,983)
Pay	3 mo. STIBOR	2.43%	09/16/2028	SEK	40,000,000	(26,307)
Pay	3 mo. STIBOR	2.48%	09/16/2028	SEK	20,000,000	(11,136)
Pay	3 mo. STIBOR	2.45%	09/16/2028	SEK	20,000,000	(12,367)
Pay	3 mo. STIBOR	2.44%	09/16/2028	SEK	40,000,000	(25,823)
Pay	3 mo. STIBOR	2.46%	09/16/2028	SEK	60,000,000	(36,132)
Pay	3 mo. STIBOR	2.64%	09/16/2028	SEK	20,000,000	(4,800)
Pay	3 mo. STIBOR	2.06%	09/16/2028	SEK	20,000,000	(28,286)
Pay	3 mo. STIBOR	2.68%	09/16/2028	SEK	20,000,000	(3,166)
Pay	3 mo. STIBOR	2.58%	09/16/2028	SEK	40,000,000	(14,282)
Pay	3 mo. STIBOR	2.84%	09/16/2028	SEK	60,000,000	9,508
Pay	3 mo. STIBOR	2.50%	09/16/2028	SEK	30,000,000	(15,615)
Pay	3 mo. STIBOR	2.33%	09/16/2028	SEK	30,000,000	(26,117)
Pay	3 mo. STIBOR	2.44%	09/16/2028	SEK	20,000,000	(13,033)
Pay	3 mo. STIBOR	2.67%	09/16/2028	SEK	30,000,000	(5,687)
Pay	3 mo. STIBOR	2.09%	09/16/2028	SEK	30,000,000	(40,795)
Pay	3 mo. STIBOR	2.08%	09/16/2028	SEK	140,000,000	(191,791)
Pay	3 mo. STIBOR	2.08%	09/16/2028	SEK	10,000,000	(13,760)
Pay	3 mo. STIBOR	2.57%	09/16/2028	SEK	10,000,000	(3,863)
Pay	3 mo. STIBOR	2.10%	09/16/2028	SEK	10,000,000	(13,296)
Pay	3 mo. STIBOR	2.48%	09/16/2028	SEK	30,000,000	(17,007)
Pay	3 mo. STIBOR	2.53%	09/16/2028	SEK	10,000,000	(4,710)
Pay	3 mo. STIBOR	2.71%	09/16/2028	SEK	20,000,000	(1,895)
Pay	3 mo. STIBOR	2.40%	09/16/2028	SEK	10,000,000	(7,152)
Pay	3 mo. STIBOR	2.95%	09/16/2031	SEK	12,000,000	(2,333)
Pay	3 mo. STIBOR	2.80%	09/16/2031	SEK	12,000,000	(11,039)
Pay	3 mo. STIBOR	2.43%	09/16/2031	SEK	16,000,000	(43,141)
Pay	3 mo. STIBOR	2.64%	09/16/2031	SEK	16,000,000	(26,944)
Pay	3 mo. STIBOR	2.63%	09/16/2031	SEK	28,000,000	(48,569)
Pay	3 mo. STIBOR	2.68%	09/16/2031	SEK	16,000,000	(24,167)
Pay	3 mo. STIBOR	2.48%	09/16/2031	SEK	12,000,000	(29,810)
Pay	3 mo. STIBOR	2.67%	09/16/2031	SEK	12,000,000	(18,791)
Pay	3 mo. STIBOR	2.82%	09/16/2031	SEK	8,000,000	(6,820)
Pay	3 mo. STIBOR	2.38%	09/16/2031	SEK	16,000,000	(47,614)
Pay	3 mo. STIBOR	2.72%	09/16/2031	SEK	8,000,000	(10,387)

The accompanying notes are an integral part of the financial statements.
36

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	3 mo. STIBOR	2.71%	09/16/2031	SEK	8,000,000	$(10,869)
Pay	3 mo. STIBOR	2.54%	09/16/2031	SEK	12,000,000	(26,224)
Pay	3 mo. STIBOR	2.65%	09/16/2031	SEK	12,000,000	(19,774)
Pay	3 mo. STIBOR	2.85%	09/16/2031	SEK	8,000,000	(5,489)
Pay	3 mo. STIBOR	2.93%	09/16/2031	SEK	24,000,000	(6,865)
Pay	3 mo. STIBOR	2.59%	09/16/2031	SEK	8,000,000	(15,381)
Pay	3 mo. STIBOR	2.70%	09/16/2031	SEK	8,000,000	(11,197)
Pay	3 mo. STIBOR	2.86%	09/16/2031	SEK	8,000,000	(5,065)
Pay	3 mo. STIBOR	2.85%	09/16/2031	SEK	12,000,000	(8,523)
Pay	3 mo. STIBOR	2.42%	09/16/2031	SEK	72,000,000	(197,258)
Pay	3 mo. STIBOR	2.71%	09/16/2031	SEK	12,000,000	(16,332)
Pay	3 mo. STIBOR	2.44%	09/16/2031	SEK	4,000,000	(10,698)
Pay	3 mo. STIBOR	2.62%	09/16/2031	SEK	8,000,000	(14,340)
Pay	3 mo. STIBOR	2.86%	09/16/2031	SEK	8,000,000	(5,258)
Pay	3 mo. STIBOR	2.76%	09/16/2036	SEK	4,000,000	(16,738)
Pay	3 mo. STIBOR	2.82%	09/16/2036	SEK	4,000,000	(14,666)
Pay	3 mo. STIBOR	2.82%	09/16/2036	SEK	10,000,000	(36,219)
Pay	3 mo. STIBOR	2.94%	09/16/2036	SEK	10,000,000	(25,856)
Pay	3 mo. STIBOR	2.75%	09/16/2036	SEK	4,000,000	(16,917)
Pay	3 mo. STIBOR	2.78%	09/16/2036	SEK	4,000,000	(16,060)
Pay	3 mo. STIBOR	3.17%	09/16/2036	SEK	40,000,000	(19,743)
Pay	3 mo. STIBOR	2.94%	09/16/2036	SEK	4,000,000	(10,414)
Pay	3 mo. STIBOR	3.09%	09/16/2036	SEK	4,000,000	(4,786)
Pay	3 mo. STIBOR	2.89%	09/16/2036	SEK	12,000,000	(35,798)
Pay	3 mo. STIBOR	2.95%	09/16/2036	SEK	12,000,000	(29,473)
Pay	3 mo. STIBOR	2.74%	09/16/2036	SEK	6,000,000	(26,126)
Pay	3 mo. STIBOR	2.86%	09/16/2036	SEK	6,000,000	(19,641)
Pay	3 mo. STIBOR	2.88%	09/16/2036	SEK	6,000,000	(18,676)
Pay	3 mo. STIBOR	3.18%	09/16/2036	SEK	8,000,000	(3,141)
Pay	3 mo. STIBOR	2.84%	09/16/2036	SEK	4,000,000	(13,987)
Pay	3 mo. STIBOR	3.05%	09/16/2036	SEK	6,000,000	(9,350)
Pay	3 mo. STIBOR	3.02%	09/16/2036	SEK	4,000,000	(7,520)
Pay	3 mo. STIBOR	2.92%	09/16/2036	SEK	4,000,000	(11,129)
Pay	3 mo. STIBOR	2.80%	09/16/2036	SEK	4,000,000	(15,399)
Pay	3 mo. STIBOR	3.04%	09/16/2036	SEK	2,000,000	(3,269)
Pay	3 mo. STIBOR	2.92%	09/16/2036	SEK	4,000,000	(10,950)
Pay	3 mo. STIBOR	2.99%	09/16/2036	SEK	4,000,000	(8,520)
Pay	3 mo. STIBOR	3.04%	09/16/2036	SEK	8,000,000	(13,110)
Pay	3 mo. STIBOR	3.06%	09/16/2036	SEK	8,000,000	(12,181)
Pay	3 mo. STIBOR	2.80%	09/16/2036	SEK	4,000,000	(15,416)
Pay	3 mo. STIBOR	3.09%	09/16/2036	SEK	26,000,000	(30,995)
Pay	3 mo. STIBOR	2.77%	09/16/2036	SEK	6,000,000	(24,652)
Pay	3 mo. STIBOR	3.16%	09/16/2036	SEK	6,000,000	(3,401)
Pay	3 mo. STIBOR	3.06%	09/16/2036	SEK	4,000,000	(5,948)
Pay	South African Overnight Index	7.42%	09/16/2028	ZAR	40,000,000	(4,552)
Pay	South African Overnight Index	7.67%	09/16/2031	ZAR	10,000,000	(1,236)
Pay	South African Overnight Index	7.62%	09/16/2031	ZAR	10,000,000	(2,684)

The accompanying notes are an integral part of the financial statements.
37

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Investments (Concluded)

August 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value / Unrealized Appreciation (Depreciation)
Pay	South African Overnight Index	7.36%	09/16/2031	ZAR	30,000,000	$(27,152)
Pay	South African Overnight Index	7.76%	09/16/2036	ZAR	70,000,000	(156,240)
Total Interest Rate Swaps						$(3,530,971)

Bank of America Securities, Inc. is the counterparty for the interest rate swaps in the Fund.

There were no upfront premiums paid or received on the interest rate swaps.

Interest rate swaps generally settle net cash flows on a monthly basis, except for Mexican TIIE-based swaps, which settle on a 28-day cycle.

BKBM - New Zealand Bank Bill Benchmark was 3.06% as of August 31, 2026.

BUBOR - Budapest Interbank Offered Rate was 5.45% as of August 31, 2026.

NIBOR - Norwegian Interbank Offered Rate was 4.51% as of August 31, 2026.

PRIBOR - Prague Interbank Offered Rate was 3.86% as of August 31, 2026.

SARON - Swiss Average Rate Overnight was -0.06% as of August 31, 2026.

SORA - Singapore Overnight Rate Average was 1.35% as of August 31, 2026.

South African Overnight Index was 6.86% as of August 31, 2026.

STIBOR - Stockholm Interbank Offered Rate was 4.25% as of August 31, 2026.

TIIE - Mexican Interbank Equilibrium Interest Rate was 7.02% as of August 31, 2026.

WIBOR - Warsaw Interbank Offered Rate was 3.77% as of August 31, 2026.

CHF -	Swiss Franc
CZK -	Czech Koruna
HUF -	Hungarian Forint
MXN -	Mexican Peso
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
ZAR -	South African Rand

The accompanying notes are an integral part of the financial statements.
38

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

August 31, 2026

ASSETS
Investments, at value (cost $1,964,733,852)	$1,964,400,899
Cash and cash equivalents	174,002,765
Foreign currency deposits with broker for futures contracts (cost $29,009,960)	29,134,322
Foreign currency deposits with broker for interest rate swap contracts (cost $3,807,887)	3,797,206
Deposit with brokers:
Futures contracts	364,798,894
Forward foreign currency contracts	23,610,862
Interest rate swap contracts	3,355,316
Receivables for:
Capital shares sold	3,385,575
Interest receivable	412,492
Unrealized appreciation on futures contracts	125,815,414
Unrealized appreciation on forward foreign currency contracts	25,233,013
Unrealized appreciation on interest rate swap contracts	2,664,839
Prepaid expenses and other assets	122,847
Total assets	2,720,734,444

LIABILITIES
Payables for:
Advisory fees	3,757,310
Capital shares redeemed	1,070,918
Administration and accounting services fees	240,810
Custodian fees	37,734
Transfer agent fees	30,596
Unrealized depreciation on futures contracts	46,356,360
Unrealized depreciation on forward foreign currency contracts	20,143,878
Unrealized depreciation on interest rate swap contracts	6,195,810
Other accrued expenses and liabilities	272,529
Total liabilities	78,105,945
Net assets	$2,642,628,499

NET ASSETS CONSIST OF:
Paid-in capital	2,457,266,515
Total distributable earnings/(losses)	185,361,984
Net assets	$2,642,628,499

The accompanying notes are an integral part of the financial statements.
39

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Concluded)

August 31, 2026

CLASS A SHARES:
Net assets	$17,435,872
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,480,870
Net asset value and redemption price per share	$11.77
Maximum offering price per share (100/94.25 of $11.77)	$12.49

CLASS I SHARES:
Net assets	$2,618,121,108
Shares outstanding ($0.001 par value, 500,000,000 shares authorized)	220,596,321
Net asset value, offering and redemption price per share	$11.87

CLASS C SHARES:
Net assets	$7,071,519
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	633,049
Net asset value, offering and redemption price per share	$11.17

The accompanying notes are an integral part of the financial statements.
40

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE Year ENDED August 31, 2026

INVESTMENT INCOME
Interest	$86,574,364
Total investment income	86,574,364
EXPENSES
Advisory fees	43,154,664
Administration and accounting services fees	377,463
Transfer agent fees	233,981
Director fees	211,362
Legal fees	133,172
Officer fees	121,063
Printing and shareholder reporting fees	112,747
Federal and state registration fees	105,260
Custodian fees	85,314
Distribution fees (Class C Shares)	53,672
Distribution fees (Class A Shares)	43,888
Audit fees	47,795
Other expenses	137,244
Total expenses before waivers and/or reimbursements	44,817,625
Less: waivers and/or reimbursements	(1,023,839)
Net expenses after waivers and/or reimbursements	43,793,786
Net investment income/(loss)	42,780,578

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	51,689
Futures contracts	213,009,131
Foreign currency transactions	671,393
Forward foreign currency contracts	28,353,897
Interest rate swap contracts	(244,240)
Net change in unrealized appreciation/(depreciation) on:
Investments	(772,192)
Futures contracts	36,525,577
Foreign currency translations	(10,442)
Forward foreign currency contracts	1,263,158
Interest rate swap contracts	(3,530,971)
Net realized and unrealized gain/(loss) from investments	275,317,000
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$318,097,578

The accompanying notes are an integral part of the financial statements.
41

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2026	Year Ended August 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$42,780,578	$61,242,506
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and interest rate swap contracts	241,841,870	(208,037,326)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts and interest rate swap contracts	33,475,130	44,624,385
Net increase/(decrease) in net assets resulting from operations	318,097,578	(102,170,435)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(226,677)	(356,826)
Class I	(30,540,920)	(54,735,728)
Class C	(79,557)	(72,722)
Net decrease in net assets from dividends and distributions to shareholders	(30,847,154)	(55,165,276)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	13,865,222	17,956,657
Proceeds from reinvestment of distributions	174,494	278,439
Shares redeemed	(15,562,515)	(21,990,626)
Total from Class A Shares	(1,522,799)	(3,755,530)
Class I Shares
Proceeds from shares sold	722,811,561	1,207,675,903
Proceeds from reinvestment of distributions	20,849,121	35,065,728
Shares redeemed	(707,725,870)	(1,472,184,635)
Total from Class I Shares	35,934,812	(229,443,004)
Class C Shares
Proceeds from shares sold	1,427,884	1,657,464
Proceeds from reinvestment of distributions	55,550	51,424
Shares redeemed	(2,053,637)	(3,211,047)
Total from Class C Shares	(570,203)	(1,502,159)
Net increase/(decrease) in net assets from capital share transactions	33,841,810	(234,700,693)
Total increase/(decrease) in net assets	321,092,234	(392,036,404)

NET ASSETS:
Beginning of period	2,321,536,265	2,713,572,669
End of period	$2,642,628,499	$2,321,536,265

The accompanying notes are an integral part of the financial statements.
42

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	Year Ended August 31, 2026	Year Ended August 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,223,214	1,655,674
Shares reinvested	16,023	25,734
Shares redeemed	(1,376,527)	(2,047,590)
Total Class A Shares	(137,290)	(366,182)
Class I Shares
Shares sold	63,311,518	111,635,749
Shares reinvested	1,902,292	3,225,918
Shares redeemed	(62,791,686)	(136,467,600)
Total Class I Shares	2,422,124	(21,605,933)
Class C Shares
Shares sold	132,695	159,328
Shares reinvested	5,347	4,949
Shares redeemed	(192,051)	(311,022)
Total Class C Shares	(54,009)	(146,745)
Net increase/(decrease) in shares outstanding	2,230,825	(22,118,860)

The accompanying notes are an integral part of the financial statements.
43

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS A SHARES
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$10.47	$11.10	$11.40	$13.56	$11.95
Net investment income/(loss)(1)	0.17	0.23	0.33	0.22	(0.19)
Net realized and unrealized gain/(loss) from investments	1.27	(0.68)	(0.52)	(0.60)	2.20
Net increase/(decrease) in net assets resulting from operations	1.44	(0.45)	(0.19)	(0.38)	2.01
Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.18)	(0.11)	(1.11)	(0.27)
Net realized capital gains	—	—	—	(0.67)	(0.13)
Total dividends and distributions to shareholders	(0.14)	(0.18)	(0.11)	(1.78)	(0.40)
Net asset value, end of period	$11.77	$10.47	$11.10	$11.40	$13.56
Total investment return/(loss)(2)	13.86%	(4.07)%	(1.67)%	(3.05)%	17.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,436	$16,940	$22,031	$83,783	$113,480
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	2.08%	2.10%	2.10%	2.11%	2.10%
Ratio of net investment income/(loss) to average net assets	1.51%	2.16%	2.85%	1.80%	(1.47)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
44

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$10.53	$11.19	$11.57	$13.72	$12.07
Net investment income/(loss)(1)	0.20	0.26	0.36	0.25	(0.15)
Net realized and unrealized gain/(loss) from investments	1.29	(0.69)	(0.51)	(0.61)	2.22
Net increase/(decrease) in net assets resulting from operations	1.49	(0.43)	(0.15)	(0.36)	2.07
Dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.23)	(0.23)	(1.12)	(0.29)
Net realized capital gains	—	—	—	(0.67)	(0.13)
Total dividends and distributions to shareholders	(0.15)	(0.23)	(0.23)	(1.79)	(0.42)
Net asset value, end of period	$11.87	$10.53	$11.19	$11.57	$13.72
Total investment return/(loss)(2)	14.23%	(3.89)%	(1.32)%	(2.83)%	17.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,618,121	$2,297,730	$2,682,705	$2,650,349	$2,564,701
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	1.83%	1.85%	1.85%	1.86%	1.85%
Ratio of net investment income/(loss) to average net assets	1.76%	2.40%	3.10%	2.05%	(1.22)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
45

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$9.99	$10.60	$10.95	$13.12	$11.60
Net investment income/(loss)(1)	0.09	0.15	0.23	0.12	(0.27)
Net realized and unrealized gain/(loss) from investments	1.21	(0.66)	(0.48)	(0.57)	2.13
Net increase/(decrease) in net assets resulting from operations	1.30	(0.51)	(0.25)	(0.45)	1.86
Dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.10)	(0.10)	(1.05)	(0.21)
Net realized capital gains	—	—	—	(0.67)	(0.13)
Total dividends and distributions to shareholders	(0.12)	(0.10)	(0.10)	(1.72)	(0.34)
Net asset value, end of period	$11.17	$9.99	$10.60	$10.95	$13.12
Total investment return/(loss)(2)	13.10%	(4.88)%	(2.29)%	(3.77)%	16.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,072	$6,866	$8,837	$9,469	$9,078
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	2.83%	2.85%	2.85%	2.86%	2.85%
Ratio of net investment income/(loss) to average net assets	0.79%	1.45%	2.10%	1.05%	(2.22)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.
46

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $562,448,259, which represented 21.28% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $743,191,492, which represented 28.12% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined

47

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Short-Term Investments	$1,964,400,899	$—	$—	$1,964,400,899
Commodity Contracts
Futures Contracts	71,230,955	—	—	71,230,955
Equity Contracts
Futures Contracts	15,929,791	—	—	15,929,791
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	25,233,013	—	25,233,013
Futures Contracts	2,943,138	—	—	2,943,138
Interest Rate Contracts
Futures Contracts	35,711,530	—	—	35,711,530
Interest Rate Swaps	—	2,664,839	—	2,664,839
Total Assets	$2,090,216,313	$27,897,852	$—	$2,118,114,165

48

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Commodity Contracts
Futures Contracts	$(32,743,425)	$—	$—	$(32,743,425)
Equity Contracts
Futures Contracts	(5,637,663)	—	—	(5,637,663)
Foreign Currency Contracts
Forward Foreign Currency Contracts	—	(20,143,878)	—	(20,143,878)
Futures Contracts	(3,838,092)	—	—	(3,838,092)
Interest Rate Contracts
Futures Contracts	(4,137,180)	—	—	(4,137,180)
Interest Rate Swaps	—	(6,195,810)	—	(6,195,810)
Total Liabilities	$(46,356,360)	$(26,339,688)	$—	$(72,696,048)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts, futures contracts, and interest rate swaps.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

49

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
ASSET DERIVATIVES
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$25,233,013	$—	$25,233,013
Futures Contracts (a)	Unrealized appreciation on futures contracts	15,929,791	35,711,530	2,943,138	71,230,955	125,815,414
Interest Rate Swap Contracts (a)	Unrealized appreciation on interest rate swaps	—	2,664,839	—	—	2,664,839
Total Value- Assets		$15,929,791	$38,376,369	$28,176,151	$71,230,955	$153,713,266
LIABILITY DERIVATIVES
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(20,143,878)	$—	$(20,143,878)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(5,637,663)	(4,137,180)	(3,838,092)	(32,743,425)	(46,356,360)
Interest Rate Swap Contracts (a)	Unrealized depreciation on interest rate swaps	—	(6,195,810)	—	—	(6,195,810)
Total Value- Liabilities		$(5,637,663)	$(10,332,990)	$(23,981,970)	$(32,743,425)	$(72,696,048)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward contracts, futures contracts, and interest rate swaps as reported on the Consolidated Schedule of Investments.

50

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
REALIZED GAIN/(LOSS)
Futures Contracts	Net realized gain/(loss) from futures contracts	$130,891,305	$(79,645,740)	$3,606,911	$158,156,655	$213,009,131
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	28,353,897	—	28,353,897
Interest Rate Swap Contracts	Net realized gain/(loss) from interest rate swap contracts	—	(244,240)	—	—	(244,240)
Total Realized Gain/(Loss)		$130,891,305	$(79,889,980)	$31,960,808	$158,156,655	$241,118,788

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(12,480,571)	$32,188,958	$548,380	$16,268,810	$36,525,577
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	1,263,158	—	1,263,158
Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on interest rate swap contracts	—	(3,530,971)	—	—	(3,530,971)
Total Change in Unrealized Appreciation/(Depreciation)		$(12,480,571)	$28,657,987	$1,811,538	$16,268,810	$34,257,764

51

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

FUND	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)	INTEREST RATE SWAPS CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	INTEREST RATE SWAPS CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
Abbey Capital Futures Strategy Fund	$8,320,989,212	$(9,373,571,246)	$(5,701,274,663)	$5,704,024,008	$(3,353,303)	$2,136,870

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DESCRIPTION	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT(1)	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(2)	NET AMOUNT(3)
	ASSETS				LIABILITIES
Forward Foreign Currency Contracts	$25,233,013	$(20,143,878)	$—	$5,089,135	$20,143,878	$(20,143,878)	$—	$—
Interest Rate Swap Contracts	$2,664,839	$(2,664,839)	$—	$—	$6,195,810	$(2,664,839)	$(3,530,971)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s

52

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to each fund’s net assets). Expenses incurred for all funds (such as independent director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPC is treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18F-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency

53

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

OPTIONS — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. As of the end of the current fiscal period, the Fund has no options.

54

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

OPTIONS WRITTEN — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the current fiscal period, the Fund has no written options.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

55

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

SWAP CONTRACTS — Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing, which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Operating segments — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. Each segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each series, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser (each, a “Trading Adviser” and together, the “Trading Advisers”) to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate of 1.77% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2027 and may not be terminated without the approval of the Board.

	EXPENSE CAPS
FUND	CLASS A	CLASS I	CLASS C	CLASS T
Abbey Capital Futures Strategy Fund	2.04%	1.79%	2.79%	2.04%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which

56

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

	EXPIRATION AUGUST 31,
FUND	2027	2028	2029	TOTAL
Abbey Capital Futures Strategy Fund	$1,582,258	$1,366,423	$1,023,839	$3,972,520

Aspect Capital Limited, Crabel Capital Management, LLC, Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global LLC, QMS Capital Management LP, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director And Officer Compensation

The Independent Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business

57

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Abbey Capital Futures Strategy Fund	$2,141,064,442	$87,532,808	$(1,463,417)	$86,069,391

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2026, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Abbey Capital Futures Strategy Fund	$(26,556,331)	$26,556,331

As of August 31, 2026, the components of distributable earnings/(deficits) on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
Abbey Capital Futures Strategy Fund	$222,722,693	$—	$86,069,391	$(10,587,104)	$—	$—

58

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2026 and August 31, 2025 was as follows:

FUND	YEARS ENDED	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Abbey Capital Futures Strategy Fund	2026	$30,847,154	$—	$30,847,154
	2025	55,165,276	—	55,165,276

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the Fund had $0 of unlimited short-term and $10,587,104 of unlimited long-term capital loss carryforwards to offset future capital gains.

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers, LLP (“PwC”) as the independent registered public accounting firm for the Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, neither the Fund nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

59

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (CONCLUDED)

August 31, 2026

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

60

Abbey Capital Futures Strategy Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Abbey Capital Futures Strategy Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Abbey Capital Futures Strategy Fund (one of the funds constituting The RBB Fund, Inc., hereafter referred to as the “Fund”) as of August 31, 2026, the related consolidated statement of operations for the year ended August 31, 2026, and the consolidated statements of changes in net assets, including the related notes, and the consolidated financial highlights for each of the two years in the period ended August 31, 2026, (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended August 31, 2024 and the consolidated financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated October 30, 2024 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Abbey Capital Limited since 2025.

61

Abbey Capital Futures Strategy Fund

Shareholder Tax Information

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2026. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026. During the current fiscal period, the Fund paid no ordinary income dividends that are designated as “qualified dividend income” to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund is 0%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

62

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND TRADING ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of (1) the investment advisory agreement (the “Investment Advisory Agreement”) between Abbey Capital and the Company on behalf of Abbey Capital Futures Strategy Fund (for this section only, the “Fund”), (2) each of the separate advisory agreements between Abbey Capital Onshore Series LLC, Abbey Capital Master Offshore Fund Limited, and Abbey Capital Offshore Fund SPC (the “Subsidiaries”) and Abbey Capital (collectively, the “Subsidiary Investment Advisory Agreements”), and (3) the trading advisory agreements between Abbey Capital and each of Aspect Capital Limited, Crabel Capital Management, LLC, Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global, LLC, QMS Capital Management LP, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners LLC, and Winton Capital Management Limited (each, a “Trading Adviser”) (the “Trading Advisory Agreements”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement, each Subsidiary Investment Advisory Agreement, and each Trading Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements, the Board considered information provided by Abbey Capital and each of the Trading Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement , the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements, with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Abbey Capital, the Subsidiaries, or Trading Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Abbey Capital and each Trading Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Abbey Capital’s and the Trading Advisers’ investment philosophies and processes; (iv) Abbey Capital’s and the Trading Advisers’ assets under management and client descriptions; (v) Abbey Capital’s and the Trading Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Abbey Capital’s and the Trading Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Abbey Capital’s and the Trading Advisers’ compliance procedures; (viii) Abbey Capital’s and the Trading Advisers’ financial information and insurance coverage, as applicable, and Abbey Capital’s profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Abbey Capital and each Trading Adviser. The Directors concluded that Abbey Capital and each Trading Adviser had substantial resources to provide services to the Fund and the Subsidiaries, as applicable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the S&P 500 Total Return Index, for the one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025, and outperformed its benchmark for the three-month period ended December 31, 2025. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-year

63

Abbey Capital Futures Strategy Fund

Other Information (CONCLUDED)

August 31, 2026

period ended December 31, 2025, equaled the median of its Peer Group for the since-inception period ended December 31, 2025, and underperformed the median of its Peer Group for the three-month, one-year, five-year, and ten-year periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for the Peer Group. The Directors noted that both the Fund’s net advisory fee and Fund’s total net expenses (excluding acquired fund fees and expenses) were above the median and in the 5th quintile (most expensive) of its Peer Group. The Directors also considered the fees payable to each Trading Adviser under the Trading Advisory Agreements and the information provided by Abbey Capital on the services provided by the different Trading Advisers. In this regard, the Directors noted that the fees for each Trading Adviser were paid directly by Abbey Capital and not by the Fund. The Directors noted that Abbey Capital had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026, to limit total annual operating expenses to agreed-upon levels for the Fund.

After reviewing the information regarding Abbey Capital’s and the Trading Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Abbey Capital and each Trading Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Abbey Capital and the trading advisory fees to be paid by Abbey Capital to each Trading Adviser were fair and reasonable and that the Investment Advisory Agreement, Subsidiary Investment Advisory Agreements, and Trading Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2027.

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

64

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

Annual Financial Statements

August 31, 2026

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments

August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 48.2%
Vanguard S&P 500 ETF (a)	744,696	$524,928,763
TOTAL EXCHANGE TRADED FUNDS (Cost $466,796,703)		524,928,763

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 23.1%
3.58%, 09/03/2026 (b)	4,512,000	4,511,097
3.61%, 09/10/2026 (b)	5,272,000	5,267,202
3.67%, 09/17/2026 (b)	10,452,000	10,435,184
3.67%, 09/24/2026 (b)	14,158,000	14,125,002
3.64%, 10/01/2026 (b)	2,607,000	2,598,997
3.68%, 10/08/2026 (b)	7,351,000	7,322,970
3.67%, 10/22/2026 (b)	4,923,000	4,897,034
3.67%, 10/29/2026 (b)	8,588,000	8,536,174
3.68%, 11/05/2026 (b)	3,903,000	3,876,707
3.67%, 11/12/2026 (b)	1,173,000	1,164,249
3.69%, 11/19/2026 (b)	18,860,000	18,705,353
3.71%, 12/03/2026 (b)	2,200,000	2,178,595
3.76%, 12/10/2026 (b)	14,927,000	14,771,718
3.84%, 12/17/2026 (b)	36,051,000	35,648,284
3.86%, 01/07/2027 (b)	20,241,000	19,967,935
3.86%, 01/14/2027 (b)	20,851,000	20,553,775
3.88%, 01/28/2027 (b)	15,053,000	14,814,051
3.87%, 02/04/2027 (b)	18,151,000	17,849,852
3.84%, 02/11/2027 (b)	9,378,000	9,214,789
3.85%, 02/18/2027 (b)	5,035,000	4,943,610
3.84%, 02/25/2027 (b)	30,296,000	29,721,777
TOTAL U.S. TREASURY BILLS (Cost $251,137,656)		251,104,355
TOTAL INVESTMENTS — 71.3% (Cost $717,934,359)		776,033,118
Other Assets in Excess of Liabilities — 28.7%		312,329,870
TOTAL NET ASSETS — 100.0%		$1,088,362,988

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
1

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Futures contracts outstanding as of August 31, 2026 were as follows:

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	210	03/16/2027	$36,929,363	$1,218
3 Month Canadian Overnight Repo Rate Average	449	06/15/2027	78,743,867	(105,965)
3 Month Canadian Overnight Repo Rate Average	5	09/14/2027	874,941	(839)
3 Month New Zealand Treasury Bill	7	12/16/2026	4,107,114	(100)
3 Month Swiss Average Overnight Rate	4	03/16/2027	1,237,212	77
3 Month Swiss Average Overnight Rate	3	06/15/2027	927,120	15
3-Year Korea Treasury Bonds	460	09/15/2026	34,696,624	(2,463)
Amsterdam Exchanges Index	4	09/18/2026	1,028,630	(2,221)
Arabica Coffee	64	12/18/2026	7,476,000	(193,050)
Arabica Coffee	12	03/18/2027	1,346,850	(36,375)
Arabica Coffee	1	05/18/2027	110,850	(4,481)
ASX SPI 200 Index	178	09/17/2026	28,776,335	(187,576)
AUD/USD Cross Currency Rate	835	09/14/2026	59,811,050	656,980
Brazilian Real/US Dollar Cross Currency Rate	340	09/30/2026	6,512,700	(44,520)
Brent Crude Oil	95	09/30/2026	8,596,550	269,770
Brent Crude Oil	4	09/30/2026	361,960	(4,540)
Brent Crude Oil	29	10/30/2026	2,562,730	112,550
Brent Crude Oil	13	11/30/2026	1,119,950	23,210
British Pound/US Dollar Cross Currency Rate	491	09/14/2026	41,578,494	148,217
CAC40 10 Euro Index	277	09/18/2026	26,857,983	(492,186)
Canadian 10 Year Government Bonds	79	12/18/2026	6,680,472	(44,735)
Canadian Canola Oil	415	11/13/2026	4,869,988	123,911
Canadian Canola Oil	51	01/14/2027	605,914	12,292
Copper	167	12/29/2026	27,920,313	(230,775)
Copper	2	03/29/2027	339,325	(6,238)
Corn No. 2 Yellow	856	12/14/2026	23,015,700	912,070
Corn No. 2 Yellow	554	03/12/2027	15,297,325	666,200
Corn No. 2 Yellow	22	05/14/2027	614,350	41,350
Cotton No.2	357	12/08/2026	16,625,490	1,843,055
Cotton No.2	41	03/08/2027	1,950,370	312,205
Crude Oil	97	09/22/2026	8,318,720	326,369
Crude Oil	19	10/20/2026	1,597,140	73,680
Crude Oil	26	11/20/2026	2,133,820	75,060
Crude Oil	9	12/21/2026	721,080	26,080
Crude Palm Oil	10	10/15/2026	297,317	3,962
Crude Palm Oil	47	11/13/2026	1,428,328	31,713
Crude Palm Oil	29	12/15/2026	898,236	33,979
Crude Palm Oil	12	01/15/2027	377,571	9,550
Crude Soybean Oil	340	12/14/2026	14,508,480	149,393
Crude Soybean Oil	42	01/14/2027	1,791,972	46,470
Crude Soybean Oil	9	03/12/2027	383,670	4,608
DAX Index	1	09/18/2026	152,895	7,318
Dollar Index	3	09/14/2026	298,155	(335)
Dow Jones Industrial Average Index	136	09/18/2026	36,203,200	504,305
Dow Jones U.S. Micro-Cap Total Stock Index	1	09/18/2026	26,620	370
E-mini Energy Select Sector	1	09/18/2026	134,230	200
E-mini Materials Sector	1	09/18/2026	111,810	1,120
Emini S&P 500 ESG Index	3	09/18/2026	1,029,240	29,720
Euro Half Dollars	1	09/14/2026	72,641	(347)

The accompanying notes are an integral part of the financial statements.
2

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50 Quanto Index	430	09/18/2026	$32,150,606	$330,482
Euro STOXX Banks Index	399	09/18/2026	7,349,280	453,102
Euro/Japanese Yen Cross Currency Rate	120	09/14/2026	17,421,596	68,474
Euro/US Dollar Cross Currency Rate	1	09/14/2026	14,528	(82)
Euro/US Dollar Cross Currency Rate	106	09/14/2026	15,399,813	(2,725)
European Rapeseed	242	10/30/2026	7,649,288	191,263
European Rapeseed	21	01/29/2027	666,525	8,378
Financial Select Sector Index	1	09/18/2026	177,882	1,395
FTSE 100 Index	429	09/18/2026	62,988,903	1,053,160
FTSE Bursa Malaysia KLCI Index	21	09/30/2026	443,368	(6,880)
FTSE China A50 Index	157	09/29/2026	2,308,214	9,181
FTSE MIB Index	10	09/18/2026	612,031	(784)
FTSE/JSE Top 40 Index	68	09/17/2026	4,577,995	(11,345)
FTSE/MIB Index	47	09/18/2026	14,382,736	(22,133)
German Stock Index	60	09/18/2026	45,868,373	793,076
Gold	39	12/29/2026	17,477,850	(365,520)
Gold	3	02/24/2027	1,355,250	(22,840)
Hang Seng China Enterprises Index	3	09/29/2026	32,459	(267)
Hang Seng China Enterprises Index	1	09/29/2026	54,099	(510)
Hang Seng Index	17	09/29/2026	552,024	(4,024)
Hang Seng Index	123	09/29/2026	19,970,268	(90,649)
Hard Red Winter Wheat	214	12/14/2026	8,966,600	962,163
Hard Red Winter Wheat	37	03/12/2027	1,574,813	160,575
IBEX 35 Composite Index	10	09/18/2026	232,571	780
IBEX 35 Index	9	09/18/2026	2,093,139	5,430
ICE 3 Month SONIA Rate	6	06/15/2027	1,945,299	(2,236)
ICE 3 Month SONIA Rate	13	03/14/2028	4,210,190	(5,691)
ICE European Climate Exchange Emissions	55	12/14/2026	5,308,856	3,217
ICE European Climate Exchange Emissions	3	12/20/2027	300,202	20,153
Industrial Select Sector Index	1	09/18/2026	176,660	(5,530)
JPNK400 Index	2	09/10/2026	46,973	789
Lean Hogs	7	10/14/2026	234,290	1,120
Light Sweet Crude Oil	8	09/21/2026	343,040	17,440
Live Cattle	2	04/30/2027	174,380	(1,650)
LME Aluminum Forward	35	09/14/2026	2,838,780	67,624
LME Aluminum Forward	40	10/19/2026	3,243,610	24,976
LME Aluminum Forward	39	11/16/2026	3,164,246	32,429
LME Copper Forward	10	09/14/2026	3,615,732	195,726
LME Copper Forward	14	10/19/2026	5,029,486	179,512
LME Copper Forward	14	11/16/2026	5,012,861	47,437
LME Lead Forward	27	09/14/2026	1,271,376	15,953
LME Lead Forward	27	10/19/2026	1,279,429	304
LME Nickel Forward	41	09/14/2026	4,113,280	(107,474)
LME Nickel Forward	33	10/19/2026	3,323,000	(25,762)
LME Nickel Forward	1	11/16/2026	101,074	(1,016)
LME Zinc Forward	45	09/14/2026	4,469,996	396,355
LME Zinc Forward	47	10/19/2026	4,595,707	378,993
LME Zinc Forward	47	11/16/2026	4,570,010	203,112
London Cocoa	40	12/14/2026	2,633,569	329,996
London Cocoa	18	03/12/2027	1,215,349	159,632

The accompanying notes are an integral part of the financial statements.
3

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
London Cocoa	7	05/13/2027	$472,351	$66,869
London Metals - Aluminum(a)	332	09/14/2026	26,927,856	(2,434,200)
London Metals - Aluminum(a)	138	12/14/2026	11,197,148	(275,341)
London Metals - Copper(a)	123	09/14/2026	44,473,509	2,246,443
London Metals - Copper(a)	94	12/14/2026	33,566,742	423,936
London Metals - Lead(a)	335	09/14/2026	15,774,480	(395,443)
London Metals - Lead(a)	46	12/14/2026	2,200,548	(3,129)
London Metals - Nickel(a)	117	09/14/2026	11,737,896	(938,012)
London Metals - Nickel(a)	3	12/14/2026	304,362	(1,620)
London Metals - Tin(a)	1	09/14/2026	274,470	(2,710)
London Metals - Zinc(a)	273	09/14/2026	27,117,977	3,022,715
London Metals - Zinc(a)	207	12/14/2026	20,015,606	758,527
Long Gilt	15	12/29/2026	1,750,789	(5,623)
Low Sulphur Gas Oil	109	10/12/2026	13,990,150	1,252,250
Low Sulphur Gas Oil	20	11/12/2026	2,434,000	287,875
Low Sulphur Gas Oil	7	12/10/2026	810,075	102,475
Low Sulphur Gas Oil	2	01/12/2027	223,050	14,775
Maize	8	11/05/2026	125,331	17,264
Mexican Peso/US Dollar Cross Currency Rate	624	09/14/2026	18,339,360	433,340
Micro Gold	1	12/29/2026	44,815	372
Milling Wheat No. 2	306	12/10/2026	4,358,506	140,620
Milling Wheat No. 2	148	03/10/2027	2,112,333	62,099
Milling Wheat No. 2	15	05/10/2027	214,959	2,149
Minneapolis Hard Red Spring Wheat	20	12/14/2026	763,000	29,900
Minneapolis Hard Red Spring Wheat	12	03/12/2027	469,200	27,000
MSCI EAFE Index	33	09/18/2026	5,327,520	(6,210)
MSCI Emerging Markets Index	56	09/18/2026	4,791,080	(56,355)
MSCI Singapore Index	232	09/29/2026	9,937,251	46,409
Nasdaq 100 Index	36	09/18/2026	21,249,360	(437,080)
Natural Gas	45	09/29/2026	2,718,425	236,008
Natural Gas	10	10/29/2026	581,464	56,092
New Zealand Dollar/US Dollar Cross Currency Rate	14	09/14/2026	828,450	(7,170)
Nikkei 225 Index	7	09/10/2026	291,174	(9,402)
Nikkei 225 Index	21	09/10/2026	8,735,211	(210,589)
Nikkei 225 Index	40	09/10/2026	8,321,127	129,094
Nikkei 225 Index	3	09/10/2026	988,650	(6,650)
NY Harbor ULSD	94	09/30/2026	17,413,049	1,276,131
NY Harbor ULSD	20	10/30/2026	3,571,428	389,617
NY Harbor ULSD	18	11/30/2026	3,080,927	328,751
NY Harbor ULSD	4	12/31/2026	663,650	52,584
OMXS30 ESG Index	3	09/18/2026	99,673	2,093
OMXS30 Index	465	09/18/2026	16,094,501	242,257
Palladium	2	12/29/2026	275,660	(10,070)
Phelix DE Base Yearly	3	12/29/2026	3,574,534	311,970
Phelix DE Baseload Quarterly	4	09/28/2026	1,587,138	215,019
Platinum	14	10/28/2026	1,255,940	(69,645)
Reformulated Gasoline Blendstock	126	09/30/2026	16,283,484	860,563
Reformulated Gasoline Blendstock	27	10/30/2026	3,276,353	157,025
Reformulated Gasoline Blendstock	23	11/30/2026	2,639,209	96,016
Reformulated Gasoline Blendstock	9	12/31/2026	998,563	52,546

The accompanying notes are an integral part of the financial statements.
4

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts Purchased	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Robusta Coffee	48	11/24/2026	$1,693,920	$(131,920)
Robusta Coffee	19	01/25/2027	668,420	(47,980)
Rough Rice	28	11/13/2026	880,600	60,780
Russell 2000 Index	173	09/18/2026	25,592,755	(381,310)
Russell 2000 Index	1	09/18/2026	14,794	(445)
S&P 500 Index	143	09/18/2026	55,047,850	521,798
S&P Mid Cap 400 Index	19	09/18/2026	7,157,490	(137,240)
S&P Real Estate Select Sector Stock Index	4	09/18/2026	216,100	(5,038)
S&P/Toronto Stock Exchange 60 Index	107	09/17/2026	32,868,559	785,154
SGX FTSE Taiwan Index	52	09/29/2026	8,334,040	227,734
Silver	10	12/29/2026	3,349,500	(67,470)
Silver	1	03/29/2027	338,900	(9,350)
South African Rand/US Dollar Cross Currency Rate	1	09/14/2026	31,013	1,150
Soybean Meal	537	12/14/2026	18,542,610	444,620
Soybean Meal	57	01/14/2027	1,982,460	98,910
Soybeans	713	11/13/2026	45,917,200	1,892,701
Soybeans	68	01/14/2027	4,431,050	261,150
Soybeans	270	03/12/2027	17,671,500	860,950
STOXX 600 Bank Spread Index	13	09/18/2026	322,765	21,672
STOXX 600 Utilities Index	4	09/18/2026	125,168	(5,285)
STOXX Euro ESG-X Index	36	09/18/2026	986,433	5,572
STOXX Europe 600 Index	49	09/18/2026	1,853,749	35,540
STOXX Europe 600 Index	2	09/18/2026	63,723	1,080
Sugar #11	154	09/30/2026	3,071,869	225,904
Sugar #11	453	02/26/2027	9,553,589	261,923
Sugar #11	52	04/30/2027	1,067,539	66,270
Sugar #11	9	06/30/2027	181,138	10,326
Swiss Government Bonds	1	09/08/2026	130,117	(730)
Tokyo Price Index	24	09/10/2026	625,878	14,099
TOPIX Index	101	09/10/2026	26,339,030	958,643
Two Year Canadian Government Bonds	166	12/18/2026	12,541,477	(16,732)
UK Natural Gas	30	09/29/2026	2,076,972	89,428
UK Natural Gas	20	10/29/2026	1,364,941	36,056
US Cocoa	64	12/15/2026	4,333,440	472,980
US Cocoa	22	03/15/2027	1,519,100	186,050
Wheat	606	12/14/2026	23,452,200	2,021,988
Wheat	58	03/12/2027	2,285,925	191,262
Wheat	23	05/14/2027	912,525	108,563
White Maize	14	12/23/2026	369,044	37,128
White Sugar	26	09/15/2026	668,720	70,105
White Sugar	85	11/13/2026	2,211,275	145,620
White Sugar	22	02/12/2027	575,300	46,845
WTI Light Sweet Crude Oil	6	09/21/2026	514,560	5,190
WTI Light Sweet Crude Oil	6	10/19/2026	504,360	18,990
WTI Light Sweet Crude Oil	2	11/19/2026	164,140	4,910
WTI Light Sweet Crude Oil	4	12/18/2026	320,480	13,820
XAV Health Care Select Sector Index	1	09/18/2026	172,360	2,690
Yellow Maize	8	12/23/2026	209,492	27,498
				$28,428,514

The accompanying notes are an integral part of the financial statements.
5

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(19)	01/29/2027	$7,597,045	$13,459
10 Year Japanese Government Bonds	(20)	09/11/2026	1,577,089	10,466
10 Year U.S. Ultra Treasury Notes	(116)	12/21/2026	12,692,937	38,033
3 Month Canadian Overnight Repo Rate Average	(4)	12/14/2027	698,907	180
3 Month Canadian Overnight Repo Rate Average	(6)	03/14/2028	1,047,440	586
3 Month Canadian Overnight Repo Rate Average	(4)	06/20/2028	697,897	685
3 Month Euribor	(9)	12/14/2026	2,539,914	1,786
3 Month Euribor	(97)	03/15/2027	27,329,557	106,020
3 Month Euribor	(505)	06/14/2027	142,150,766	228,389
3 Month Euribor	(220)	09/13/2027	61,907,901	109,853
3 Month Euribor	(766)	12/13/2027	215,585,420	371,943
3 Month Euribor	(94)	03/13/2028	26,459,747	68,038
3 Month Euribor	(305)	06/19/2028	85,862,290	255,787
3 Month Euribor	(140)	09/18/2028	39,414,231	92,183
3 Month Euribor	(192)	12/18/2028	54,051,015	99,908
3 Month Euribor	(46)	03/19/2029	12,948,387	26,643
3 Month Euribor	(168)	06/18/2029	47,287,320	110,942
3 Month Euribor	(43)	09/17/2029	12,102,054	19,499
3 Month Euribor	(1)	12/17/2029	281,400	(29)
3 Month New Zealand Treasury Bill	(2)	12/16/2026	1,173,461	—
3 Month New Zealand Treasury Bill	(4)	03/10/2027	2,345,660	315
30 Day Federal Funds Rate	(1)	03/31/2027	399,553	2,959
30 Day Federal Funds Rate	(1)	08/31/2027	399,074	646
3-Month Secured Overnight Financing Rate	(72)	03/16/2027	17,264,700	21,725
3-Month Secured Overnight Financing Rate	(513)	06/15/2027	122,844,263	189,788
3-Month Secured Overnight Financing Rate	(429)	09/14/2027	102,665,063	279,002
3-Month Secured Overnight Financing Rate	(206)	12/14/2027	49,298,375	215,325
3-Month Secured Overnight Financing Rate	(1,336)	03/14/2028	319,855,100	1,014,338
3-Month Secured Overnight Financing Rate	(578)	06/20/2028	138,431,000	532,175
3-Month Secured Overnight Financing Rate	(234)	09/19/2028	56,051,775	236,175
3-Month Secured Overnight Financing Rate	(222)	12/19/2028	53,177,325	210,325
3-Month Secured Overnight Financing Rate	(248)	03/20/2029	59,405,300	208,500
3-Month Secured Overnight Financing Rate	(546)	06/18/2029	130,780,650	403,888
3-Month Secured Overnight Financing Rate	(154)	09/18/2029	36,884,925	103,613
3-Month Secured Overnight Financing Rate	(113)	12/18/2029	27,062,088	51,163
3-Month Secured Overnight Financing Rate	(41)	03/19/2030	9,817,450	21,950
3-Month Secured Overnight Financing Rate	(39)	06/18/2030	9,337,088	22,125
3-Month Secured Overnight Financing Rate	(40)	09/17/2030	9,575,000	17,900
Australian 90 Day Bank Bills	(26)	09/10/2026	18,423,522	(1,744)
Australian 90 Day Bank Bills	(288)	12/10/2026	204,001,329	76,704
Australian 90 Day Bank Bills	(1,022)	03/11/2027	723,850,813	121,042
Australian 90 Day Bank Bills	(145)	06/10/2027	102,701,493	40,674
Australian 90 Day Bank Bills	(90)	09/09/2027	63,755,078	20,971
Australian 90 Day Bank Bills	(25)	12/09/2027	17,712,334	5,599
Australian 90 Day Bank Bills	(18)	03/09/2028	12,754,124	3,491
Australian Government 10 Year Bonds	(1,083)	09/15/2026	83,057,747	440,358
Australian Government 3 Year Bonds	(2,490)	09/15/2026	185,055,813	412,252
CAC40 10 Euro Index	(28)	09/18/2026	2,714,886	1,212
Canadian 10 Year Government Bonds	(484)	12/18/2026	40,928,461	219,286
Canadian 5 Year Bonds	(212)	12/18/2026	17,084,512	49,381

The accompanying notes are an integral part of the financial statements.
6

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
Canadian Dollar/US Dollar Cross Currency Rate	(451)	09/15/2026	$32,568,965	$(270,392)
Class III Milk	(5)	11/03/2026	169,800	1,540
Consumer Discretionary Select Sector Index	(1)	09/18/2026	235,920	1,040
Copper	(2)	12/29/2026	334,375	(3,150)
Corn No. 2 Yellow	(66)	12/14/2026	1,774,575	(287,150)
Crude Soybean Oil	(16)	12/14/2026	682,752	(6,594)
Dollar Index	(252)	09/14/2026	25,045,020	(218,812)
Euro BUXL 30 Year Bonds	(214)	09/08/2026	25,766,901	800,051
Euro STOXX 50 Quanto Index	(11)	09/18/2026	822,457	430
Euro/Pound Sterling Cross Currency Rate	(3)	09/14/2026	435,868	(110)
Euro/US Dollar Cross Currency Rate	(406)	09/14/2026	58,984,188	(603,944)
Euro-BOBL	(1,504)	09/08/2026	197,931,515	1,038,688
Euro-BTP Italian Government Bonds	(217)	09/08/2026	29,024,241	235,806
Euro-Bund	(1,057)	09/08/2026	151,333,248	1,468,888
Euro-Schatz	(3,067)	09/08/2026	375,110,074	603,279
Feeder Cattle	(22)	10/29/2026	3,487,275	49,700
Feeder Cattle	(3)	11/19/2026	465,638	1,025
Feeder Cattle	(1)	01/28/2027	151,388	313
French Government Bonds	(305)	09/08/2026	41,003,461	412,547
Frozen Concentrated Orange Juice	(14)	11/09/2026	288,225	25,500
FTSE China A50 Index	(28)	09/29/2026	411,656	(2,009)
Hang Seng China Enterprises Index	(39)	09/29/2026	2,109,850	7,922
Hang Seng TECH Index	(69)	09/29/2026	2,035,198	(11,763)
ICE 3 Month SONIA Rate	(1)	03/16/2027	324,877	68
ICE 3 Month SONIA Rate	(128)	06/15/2027	41,499,709	4,455
ICE 3 Month SONIA Rate	(95)	09/14/2027	30,768,384	(24,678)
ICE 3 Month SONIA Rate	(29)	12/14/2027	9,389,998	6,707
ICE 3 Month SONIA Rate	(246)	03/14/2028	79,669,754	576
ICE 3 Month SONIA Rate	(164)	06/20/2028	53,124,280	132,010
ICE 3 Month SONIA Rate	(44)	09/19/2028	14,255,091	14,668
ICE 3 Month SONIA Rate	(43)	12/19/2028	13,931,112	13,618
ICE 3 Month SONIA Rate	(75)	03/20/2029	24,295,911	19,902
ICE 3 Month SONIA Rate	(98)	06/19/2029	31,743,337	84,501
ICE 3 Month SONIA Rate	(16)	09/18/2029	5,182,044	4,709
ICE 3 Month SONIA Rate	(10)	12/18/2029	3,238,269	2,812
Indian Rupee/US Dollar Cross Currency Rate	(1)	09/28/2026	52,450	(357)
Indian Rupee/US Dollar Cross Currency Rate	(4)	09/28/2026	83,968	(600)
Japanese 10 Year Government Bonds	(182)	09/14/2026	143,515,117	1,340,488
Japanese Yen/US Dollar Cross Currency Rate	(633)	09/14/2026	49,563,900	51,003
Lean Hogs	(196)	10/14/2026	6,560,120	69,440
Lean Hogs	(208)	12/14/2026	6,169,280	(114,280)
Lean Hogs	(105)	02/12/2027	3,214,050	(78,710)
Live Cattle	(54)	10/30/2026	4,593,780	111,460
Live Cattle	(71)	12/31/2026	6,093,930	28,240
Live Cattle	(32)	02/26/2027	2,770,880	22,720
LME Aluminum Forward	(35)	09/14/2026	2,838,780	(93,349)
LME Aluminum Forward	(40)	10/19/2026	3,243,610	(36,193)
LME Copper Forward	(10)	09/14/2026	3,615,732	(239,270)
LME Copper Forward	(14)	10/19/2026	5,029,486	(59,423)
LME Lead Forward	(27)	09/14/2026	1,271,376	19,172

The accompanying notes are an integral part of the financial statements.
7

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
LME Lead Forward	(27)	10/19/2026	$1,279,429	$(16,431)
LME Lead Forward	(27)	11/16/2026	1,284,687	2,099
LME Nickel Forward	(41)	09/14/2026	4,113,280	12,579
LME Nickel Forward	(33)	10/19/2026	3,323,000	34,876
LME Nickel Forward	(32)	11/16/2026	3,234,376	21,665
LME Zinc Forward	(45)	09/14/2026	4,469,996	(449,759)
LME Zinc Forward	(47)	10/19/2026	4,595,707	(228,094)
LME Zinc Forward	(1)	11/16/2026	97,234	(5,559)
London Metals - Aluminum(a)	(332)	09/14/2026	26,927,856	211,072
London Metals - Aluminum(a)	(67)	12/14/2026	5,436,296	(48,043)
London Metals - Copper(a)	(123)	09/14/2026	44,473,509	(1,754,828)
London Metals - Copper(a)	(5)	12/14/2026	1,785,465	(29,390)
London Metals - Lead(a)	(335)	09/14/2026	15,774,480	664,333
London Metals - Lead(a)	(232)	12/14/2026	11,098,416	(191)
London Metals - Nickel(a)	(117)	09/14/2026	11,737,896	361,318
London Metals - Nickel(a)	(49)	12/14/2026	4,971,243	35,474
London Metals - Tin(a)	(1)	09/14/2026	274,470	(23,324)
London Metals - Zinc(a)	(273)	09/14/2026	27,117,977	(2,182,005)
London Metals - Zinc(a)	(7)	12/14/2026	676,856	(27,404)
Long Gilt	(392)	12/29/2026	45,753,960	61,164
Lumber	(4)	11/13/2026	61,820	704
Milling Wheat No. 2	(13)	12/10/2026	185,165	(8,378)
MSCI China A 50 Index	(1)	09/18/2026	67,645	(485)
MSCI Singapore Index	(1)	09/29/2026	42,833	(122)
Natural Gas	(4)	09/25/2026	29,350	(950)
Natural Gas	(276)	09/28/2026	8,100,600	(494,480)
Natural Gas	(357)	10/28/2026	10,938,480	77,490
Natural Gas	(130)	11/25/2026	4,573,400	200,420
Natural Gas	(63)	12/29/2026	2,484,090	19,270
New Zealand Dollar/US Dollar Cross Currency Rate	(65)	09/14/2026	3,846,375	(115,720)
Nifty 50 Index	(174)	09/29/2026	8,430,648	49,918
Nikkei 225 Index	(1)	09/10/2026	208,028	(3,224)
Palladium	(8)	12/29/2026	1,102,640	(29,820)
Platinum	(8)	10/28/2026	717,680	(1,685)
Robusta Coffee	(1)	11/24/2026	35,290	290
Russell 2000 Index	(22)	09/18/2026	3,254,570	26,765
SGX TSI Iron Ore	(9)	09/30/2026	89,640	(3,580)
SGX TSI Iron Ore	(396)	10/30/2026	3,934,656	(76,359)
SGX TSI Iron Ore	(50)	11/30/2026	495,400	(16,390)
SGX TSI Iron Ore	(30)	12/31/2026	296,340	(6,215)
Short-term Euro-BTP	(596)	09/08/2026	73,499,652	186,562
Silver	(10)	12/29/2026	3,349,500	124,450
Soybean Meal	(33)	12/14/2026	1,139,490	(127,980)
Sugar #11	(130)	09/30/2026	2,593,136	(157,405)
Swiss Franc/US Dollar Cross Currency Rate	(70)	09/14/2026	10,841,688	109,975
U.S. Treasury 10 Year Notes	(1,803)	12/21/2026	194,104,219	1,102,960
U.S. Treasury 2 Year Notes	(2,222)	12/31/2026	456,030,783	827,874
U.S. Treasury 5 Year Note	(2,533)	12/31/2026	267,746,016	942,751
U.S. Treasury Long Bonds	(735)	12/21/2026	79,839,375	610,758
U.S. Treasury Ultra Bonds	(236)	12/21/2026	25,967,375	177,500

The accompanying notes are an integral part of the financial statements.
8

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Description	Contracts SOLD	Expiration Date	Notional VALUE	Value/ Unrealized Appreciation (Depreciation)
US 3 Year Notes	(2)	12/31/2026	$415,750	$1,297
US Dollar/Chinese Renminbi Cross Currency Rate	(2)	09/14/2026	199,845	1,555
US Dollar/Chinese Renminbi Cross Currency Rate	(5)	09/14/2026	499,717	1,746
Utilities Select Sector Index	(2)	09/18/2026	170,440	4,960
				$11,062,007
Net Unrealized Appreciation (Depreciation)				$39,490,521

The Fund has recorded a liability of $(21,340) as of August 31, 2026 related to the current day’s variation margin related to these contracts.

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
9

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Forward foreign currency contracts outstanding as of August 31, 2026 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	09/29/2026	AUD	14,200,000	CAD	13,928,265	$108,822
SG Americas Securities LLC	09/29/2026	AUD	17,210,925	EUR	10,500,000	118,170
SG Americas Securities LLC	09/29/2026	AUD	17,224,221	GBP	9,000,000	142,379
SG Americas Securities LLC	09/29/2026	AUD	7,200,000	JPY	805,575,888	102,992
SG Americas Securities LLC	09/29/2026	AUD	16,400,000	NZD	19,762,988	45,425
SG Americas Securities LLC	09/16/2026	AUD	97,627,000	USD	69,028,855	914,090
SG Americas Securities LLC	09/29/2026	CAD	6,800,000	JPY	775,956,140	44,213
SG Americas Securities LLC	09/01/2026	CAD	21,141,394	USD	15,213,983	40,748
SG Americas Securities LLC	09/16/2026	CAD	59,853,362	USD	43,111,503	104,821
SG Americas Securities LLC	09/29/2026	CHF	136,608	GBP	125,000	162
SG Americas Securities LLC	09/29/2026	CHF	3,000,000	JPY	589,216,800	26,363
SG Americas Securities LLC	09/01/2026	CHF	14,302,107	USD	17,684,169	10,705
SG Americas Securities LLC	09/02/2026	CHF	440,000	USD	544,148	288
SG Americas Securities LLC	10/02/2026	CLP	280,044,000	USD	300,000	111
SG Americas Securities LLC	09/01/2026	CNH	495,476,941	USD	73,737,375	19,134
SG Americas Securities LLC	09/02/2026	CNH	494,294,299	USD	73,487,901	97,615
SG Americas Securities LLC	09/16/2026	CNH	418,230,039	USD	62,131,087	200,442
SG Americas Securities LLC	09/29/2026	CNH	169,423,183	USD	25,200,000	78,547
SG Americas Securities LLC	10/21/2026	CNH	20,246,983	USD	3,018,814	6,062
SG Americas Securities LLC	09/08/2026	COP	1,293,812,000	USD	400,000	682
SG Americas Securities LLC	09/16/2026	COP	9,666,423,000	USD	2,650,013	338,553
SG Americas Securities LLC	09/16/2026	CZK	51,003,275	EUR	2,100,000	11,409
SG Americas Securities LLC	09/01/2026	CZK	2,080,899	USD	100,000	38
SG Americas Securities LLC	09/29/2026	CZK	2,100,728	USD	100,000	1,012
SG Americas Securities LLC	09/29/2026	EUR	8,000,000	CAD	12,864,015	9,110
SG Americas Securities LLC	09/01/2026	EUR	2,375,000	CHF	2,224,085	7,101
SG Americas Securities LLC	09/16/2026	EUR	19,800,000	CHF	18,496,543	90,792
SG Americas Securities LLC	09/29/2026	EUR	12,875,000	CHF	12,042,170	26,491
SG Americas Securities LLC	09/16/2026	EUR	2,200,000	GBP	1,886,852	298
SG Americas Securities LLC	09/29/2026	EUR	4,600,000	GBP	3,944,862	3,716
SG Americas Securities LLC	09/29/2026	EUR	100,000	HUF	36,535,142	248
SG Americas Securities LLC	09/16/2026	EUR	20,700,000	JPY	3,815,415,509	145,318
SG Americas Securities LLC	09/29/2026	EUR	4,400,000	JPY	807,329,120	51,210
SG Americas Securities LLC	09/16/2026	EUR	5,754,233	PLN	24,873,225	13,370
SG Americas Securities LLC	09/29/2026	EUR	1,700,000	PLN	7,332,215	9,295
SG Americas Securities LLC	09/01/2026	EUR	375,000	SEK	4,157,518	1,489
SG Americas Securities LLC	09/16/2026	EUR	15,638,700	SEK	172,726,025	126,127
SG Americas Securities LLC	09/29/2026	EUR	1,125,000	SEK	12,471,051	3,998
SG Americas Securities LLC	09/01/2026	EUR	20,734,254	USD	24,035,778	49,015
SG Americas Securities LLC	09/02/2026	EUR	940,000	USD	1,090,155	1,788
SG Americas Securities LLC	09/16/2026	EUR	70,653,065	USD	82,018,048	100,331
SG Americas Securities LLC	09/29/2026	GBP	2,000,000	CHF	2,181,944	2,104
SG Americas Securities LLC	09/29/2026	GBP	4,625,000	JPY	991,497,702	46,161
SG Americas Securities LLC	09/16/2026	GBP	29,348,000	USD	39,640,200	126,726
SG Americas Securities LLC	09/29/2026	GBP	7,687,500	USD	10,364,485	52,378
SG Americas Securities LLC	09/16/2026	HUF	1,136,310,301	EUR	3,100,000	7,877
SG Americas Securities LLC	09/29/2026	HUF	1,766,706,124	USD	5,600,000	11,189
SG Americas Securities LLC	09/16/2026	IDR	1,805,645,980	USD	100,000	1,778
SG Americas Securities LLC	09/30/2026	IDR	3,553,498,000	USD	200,000	79

The accompanying notes are an integral part of the financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	09/16/2026	ILS	11,523,403	USD	3,850,000	$5,732
SG Americas Securities LLC	09/03/2026	INR	296,697,449	USD	3,100,000	16,412
SG Americas Securities LLC	09/08/2026	INR	114,671,951	USD	1,200,000	3,996
SG Americas Securities LLC	09/10/2026	INR	104,877,140	USD	1,100,000	1,005
SG Americas Securities LLC	09/11/2026	INR	114,731,760	USD	1,200,000	4,377
SG Americas Securities LLC	09/16/2026	INR	1,405,819,214	USD	14,689,490	62,806
SG Americas Securities LLC	09/30/2026	INR	19,152,000	USD	200,000	784
SG Americas Securities LLC	12/16/2026	INR	53,009,254	USD	551,881	568
SG Americas Securities LLC	09/29/2026	JPY	49,619,175	CHF	250,000	1,052
SG Americas Securities LLC	09/01/2026	JPY	55,665,163	EUR	300,000	0
SG Americas Securities LLC	09/01/2026	JPY	27,070,583	GBP	125,000	95
SG Americas Securities LLC	09/02/2026	JPY	81,171,166	GBP	375,000	68
SG Americas Securities LLC	09/01/2026	JPY	4,674,517,710	USD	29,251,964	11,738
SG Americas Securities LLC	09/02/2026	JPY	16,251,950	USD	101,663	86
SG Americas Securities LLC	09/16/2026	JPY	5,228,127,812	USD	32,724,630	43,598
SG Americas Securities LLC	09/08/2026	KRW	4,418,805,477	USD	3,200,000	29,022
SG Americas Securities LLC	09/10/2026	KRW	1,700,925,310	USD	1,200,000	42,969
SG Americas Securities LLC	09/11/2026	KRW	1,987,701,632	USD	1,400,000	52,550
SG Americas Securities LLC	09/14/2026	KRW	4,526,271,119	USD	3,200,000	107,760
SG Americas Securities LLC	09/16/2026	KRW	36,181,040,300	USD	24,797,088	1,644,259
SG Americas Securities LLC	09/21/2026	KRW	3,932,525,631	USD	2,800,000	74,067
SG Americas Securities LLC	09/28/2026	KRW	4,988,824,430	USD	3,600,000	46,325
SG Americas Securities LLC	09/30/2026	KRW	3,211,775,230	USD	2,300,000	47,531
SG Americas Securities LLC	10/02/2026	KRW	2,062,169,953	USD	1,500,000	7,317
SG Americas Securities LLC	12/16/2026	KRW	8,234,879,489	USD	5,937,919	89,014
SG Americas Securities LLC	09/01/2026	MXN	591,772	USD	34,767	48
SG Americas Securities LLC	09/02/2026	MXN	4,554,311	USD	267,584	332
SG Americas Securities LLC	09/17/2026	MXN	641,514,183	USD	37,150,176	544,368
SG Americas Securities LLC	09/29/2026	MXN	159,500,000	USD	9,322,744	40,486
SG Americas Securities LLC	09/16/2026	NOK	294,376,815	EUR	26,820,292	325,776
SG Americas Securities LLC	09/29/2026	NOK	82,565,418	EUR	7,500,000	111,582
SG Americas Securities LLC	09/29/2026	NOK	64,500,000	SEK	64,562,655	148,408
SG Americas Securities LLC	09/02/2026	NOK	1,929,588	USD	206,241	264
SG Americas Securities LLC	09/16/2026	NOK	168,296,376	USD	17,737,264	270,475
SG Americas Securities LLC	09/29/2026	NOK	66,438,558	USD	7,000,000	107,749
SG Americas Securities LLC	09/29/2026	NZD	8,600,000	JPY	798,260,700	83,689
SG Americas Securities LLC	09/16/2026	NZD	37,690,000	USD	22,251,387	57,126
SG Americas Securities LLC	09/16/2026	PEN	6,599,744	USD	1,900,000	60,220
SG Americas Securities LLC	09/01/2026	PLN	1,867,036	USD	499,664	1,352
SG Americas Securities LLC	09/29/2026	PLN	4,104,259	USD	1,100,000	1,360
SG Americas Securities LLC	09/01/2026	SEK	4,171,887	EUR	375,000	12
SG Americas Securities LLC	09/02/2026	SEK	258,423	USD	26,892	93
SG Americas Securities LLC	09/02/2026	SGD	215,192	USD	169,021	297
SG Americas Securities LLC	09/16/2026	SGD	16,279,436	USD	12,811,479	9,564
SG Americas Securities LLC	09/29/2026	SGD	21,448,673	USD	16,800,000	107,085
SG Americas Securities LLC	09/16/2026	TRY	14,000,000	USD	279,590	6,889
SG Americas Securities LLC	09/29/2026	TRY	198,082,800	USD	4,000,000	12,107
SG Americas Securities LLC	09/03/2026	TWD	6,366,289	USD	200,000	727
SG Americas Securities LLC	09/04/2026	TWD	16,162,350	USD	500,000	9,624
SG Americas Securities LLC	09/08/2026	TWD	57,707,483	USD	1,800,000	20,048
SG Americas Securities LLC	09/16/2026	TWD	501,664,955	USD	15,772,869	56,975

The accompanying notes are an integral part of the financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	09/24/2026	TWD	6,335,910	USD	200,000	$25
SG Americas Securities LLC	09/29/2026	TWD	73,149,814	USD	2,300,000	10,047
SG Americas Securities LLC	09/30/2026	TWD	6,343,689	USD	200,000	344
SG Americas Securities LLC	12/16/2026	TWD	24,244,455	USD	766,735	2,686
SG Americas Securities LLC	09/01/2026	USD	29,697,983	AUD	41,432,494	7,957
SG Americas Securities LLC	09/02/2026	USD	23,301,504	BRL	120,504,810	53,126
SG Americas Securities LLC	09/01/2026	USD	1,628,517	CAD	2,256,778	122
SG Americas Securities LLC	09/01/2026	USD	17,765,757	CHF	14,303,298	69,410
SG Americas Securities LLC	09/16/2026	USD	42,414,941	CHF	34,043,387	225,871
SG Americas Securities LLC	09/08/2026	USD	600,000	CLP	551,162,350	9,462
SG Americas Securities LLC	09/14/2026	USD	100,000	CLP	92,908,270	449
SG Americas Securities LLC	09/16/2026	USD	2,099,990	CLP	1,934,372,637	27,284
SG Americas Securities LLC	09/17/2026	USD	100,000	CLP	91,180,100	2,298
SG Americas Securities LLC	09/21/2026	USD	500,000	CLP	462,718,390	4,170
SG Americas Securities LLC	09/30/2026	USD	200,000	CLP	184,720,000	2,047
SG Americas Securities LLC	09/08/2026	USD	400,000	COP	1,251,192,000	12,517
SG Americas Securities LLC	09/10/2026	USD	200,000	COP	640,703,368	1,663
SG Americas Securities LLC	09/14/2026	USD	100,000	COP	316,667,684	2,055
SG Americas Securities LLC	09/21/2026	USD	200,000	COP	622,188,368	7,840
SG Americas Securities LLC	09/01/2026	USD	100,368	CZK	2,080,899	330
SG Americas Securities LLC	09/01/2026	USD	24,141,104	EUR	20,734,254	56,312
SG Americas Securities LLC	09/01/2026	USD	117,224,959	GBP	86,262,620	339,524
SG Americas Securities LLC	09/01/2026	USD	200,125	HUF	62,926,223	33
SG Americas Securities LLC	09/01/2026	USD	300,000	ILS	896,309	219
SG Americas Securities LLC	09/16/2026	USD	350,000	ILS	1,045,902	41
SG Americas Securities LLC	09/29/2026	USD	700,000	ILS	2,069,900	7,133
SG Americas Securities LLC	09/01/2026	USD	29,318,242	JPY	4,674,470,642	54,835
SG Americas Securities LLC	09/16/2026	USD	79,217,261	JPY	12,576,095,051	394,331
SG Americas Securities LLC	09/29/2026	USD	5,193,187	JPY	825,000,000	16,938
SG Americas Securities LLC	09/01/2026	USD	1,817,309	NZD	3,071,000	312
SG Americas Securities LLC	09/16/2026	USD	2,100,000	PHP	129,866,984	14,789
SG Americas Securities LLC	09/30/2026	USD	800,000	PHP	49,438,160	6,444
SG Americas Securities LLC	09/02/2026	USD	96	SEK	921	0
SG Americas Securities LLC	09/16/2026	USD	8,170,232	SEK	77,606,594	60,121
SG Americas Securities LLC	09/01/2026	USD	506,002	SGD	642,759	297
SG Americas Securities LLC	10/21/2026	USD	217,662	SGD	275,660	34
SG Americas Securities LLC	09/16/2026	USD	2,700,000	THB	88,265,691	34,894
SG Americas Securities LLC	09/29/2026	USD	920,889	ZAR	14,831,800	1,873
SG Americas Securities LLC	09/02/2026	ZAR	389,433	USD	24,100	79
SG Americas Securities LLC	09/16/2026	ZAR	291,981,096	USD	17,897,615	211,868
SG Americas Securities LLC	09/29/2026	ZAR	97,477,420	USD	6,020,889	19,056
SG Americas Securities LLC	09/02/2026	AUD	400,000	JPY	45,812,327	(189)
SG Americas Securities LLC	09/01/2026	AUD	41,432,494	USD	29,817,925	(127,899)
SG Americas Securities LLC	09/02/2026	AUD	40,688,494	USD	29,163,516	(7,095)
SG Americas Securities LLC	09/02/2026	BRL	120,504,810	USD	23,436,516	(188,139)
SG Americas Securities LLC	10/02/2026	BRL	84,471,799	USD	16,250,063	(65,939)
SG Americas Securities LLC	09/29/2026	CAD	6,600,000	USD	4,773,779	(5,523)
SG Americas Securities LLC	09/01/2026	CHF	2,225,276	EUR	2,375,000	(5,628)
SG Americas Securities LLC	09/16/2026	CHF	1,074,553	EUR	1,150,000	(4,953)
SG Americas Securities LLC	09/29/2026	CHF	1,868,266	EUR	2,000,000	(7,048)
SG Americas Securities LLC	09/16/2026	CHF	16,435,078	USD	20,472,405	(104,846)

The accompanying notes are an integral part of the financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	09/29/2026	CHF	2,875,000	USD	3,575,654	$(7,539)
SG Americas Securities LLC	09/08/2026	CLP	553,788,000	USD	600,000	(6,649)
SG Americas Securities LLC	09/14/2026	CLP	91,510,770	USD	100,000	(1,947)
SG Americas Securities LLC	09/16/2026	CLP	2,410,880,296	USD	2,650,013	(66,723)
SG Americas Securities LLC	09/17/2026	CLP	92,905,100	USD	100,000	(450)
SG Americas Securities LLC	09/21/2026	CLP	459,699,000	USD	500,000	(7,406)
SG Americas Securities LLC	09/24/2026	CLP	184,139,660	USD	200,000	(2,679)
SG Americas Securities LLC	09/25/2026	CLP	91,481,830	USD	100,000	(1,969)
SG Americas Securities LLC	09/28/2026	CLP	274,507,490	USD	300,000	(5,832)
SG Americas Securities LLC	09/30/2026	CLP	183,576,830	USD	200,000	(3,272)
SG Americas Securities LLC	09/10/2026	COP	644,818,000	USD	200,000	(390)
SG Americas Securities LLC	09/14/2026	COP	314,828,000	USD	100,000	(2,624)
SG Americas Securities LLC	09/21/2026	COP	1,254,760,000	USD	400,000	(12,474)
SG Americas Securities LLC	09/30/2026	COP	952,178,632	USD	300,000	(6,480)
SG Americas Securities LLC	09/01/2026	EUR	800,000	GBP	686,114	(405)
SG Americas Securities LLC	09/01/2026	EUR	100,000	HUF	36,541,268	(34)
SG Americas Securities LLC	09/01/2026	EUR	300,000	JPY	55,691,863	(167)
SG Americas Securities LLC	09/02/2026	EUR	300,000	JPY	55,681,014	(112)
SG Americas Securities LLC	09/16/2026	EUR	2,464,431	NOK	27,269,791	(53,522)
SG Americas Securities LLC	09/02/2026	EUR	250,000	SEK	2,781,730	(61)
SG Americas Securities LLC	09/29/2026	EUR	8,875,000	USD	10,360,198	(39,810)
SG Americas Securities LLC	09/01/2026	GBP	685,458	EUR	800,000	(483)
SG Americas Securities LLC	09/16/2026	GBP	18,742,086	EUR	21,900,000	(58,076)
SG Americas Securities LLC	09/29/2026	GBP	7,539,515	EUR	8,800,000	(16,836)
SG Americas Securities LLC	09/01/2026	GBP	125,000	JPY	27,090,952	(222)
SG Americas Securities LLC	09/02/2026	GBP	500,000	JPY	108,380,292	(1,043)
SG Americas Securities LLC	09/01/2026	GBP	86,263,275	USD	117,254,216	(367,893)
SG Americas Securities LLC	09/02/2026	GBP	86,718,200	USD	117,839,467	(336,723)
SG Americas Securities LLC	09/01/2026	HUF	36,450,888	EUR	100,000	(253)
SG Americas Securities LLC	09/29/2026	HUF	292,088,728	EUR	800,000	(2,593)
SG Americas Securities LLC	09/01/2026	HUF	63,016,606	USD	200,858	(479)
SG Americas Securities LLC	09/02/2026	HUF	67,241,965	USD	214,080	(274)
SG Americas Securities LLC	09/16/2026	HUF	1,132,627,218	USD	3,605,190	(5,960)
SG Americas Securities LLC	09/01/2026	ILS	896,309	USD	301,517	(1,736)
SG Americas Securities LLC	09/29/2026	ILS	11,330,002	USD	3,800,000	(7,457)
SG Americas Securities LLC	09/29/2026	JPY	45,197,560	AUD	400,000	(2,940)
SG Americas Securities LLC	09/02/2026	JPY	37,041,123	EUR	200,000	(423)
SG Americas Securities LLC	09/29/2026	JPY	185,158,069	EUR	1,000,000	(1,134)
SG Americas Securities LLC	09/29/2026	JPY	188,963,018	GBP	875,000	(60)
SG Americas Securities LLC	09/01/2026	NOK	386,276	USD	41,448	(108)
SG Americas Securities LLC	09/29/2026	NZD	239,011	AUD	200,000	(1,739)
SG Americas Securities LLC	09/01/2026	NZD	3,071,000	USD	1,820,015	(3,018)
SG Americas Securities LLC	09/02/2026	NZD	2,528,000	USD	1,496,001	(243)
SG Americas Securities LLC	09/29/2026	NZD	6,700,000	USD	3,971,831	(4,676)
SG Americas Securities LLC	09/16/2026	PHP	45,756,264	USD	750,000	(15,314)
SG Americas Securities LLC	09/16/2026	PLN	10,076,871	EUR	2,351,319	(28,791)
SG Americas Securities LLC	09/29/2026	PLN	2,160,891	EUR	500,000	(1,564)
SG Americas Securities LLC	09/16/2026	PLN	15,441,050	USD	4,170,007	(26,457)
SG Americas Securities LLC	09/16/2026	SEK	19,222,582	EUR	1,751,552	(26,972)
SG Americas Securities LLC	09/29/2026	SEK	8,257,031	EUR	750,000	(8,627)
SG Americas Securities LLC	09/01/2026	SEK	1,123,663	USD	118,066	(738)

The accompanying notes are an integral part of the financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Continued)

August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	09/16/2026	SEK	10,117,015	USD	1,067,244	$(9,987)
SG Americas Securities LLC	09/29/2026	SEK	25,732,739	USD	2,700,000	(8,875)
SG Americas Securities LLC	09/01/2026	SGD	642,759	USD	505,899	(195)
SG Americas Securities LLC	10/21/2026	SGD	1,467,005	USD	1,158,350	(183)
SG Americas Securities LLC	09/16/2026	THB	16,336,343	USD	500,000	(6,738)
SG Americas Securities LLC	10/01/2026	TWD	6,316,389	USD	200,000	(505)
SG Americas Securities LLC	09/02/2026	USD	1,100,917	AUD	1,537,000	(462)
SG Americas Securities LLC	09/16/2026	USD	24,365,696	AUD	34,919,000	(651,335)
SG Americas Securities LLC	09/16/2026	USD	80,646,946	CAD	112,496,047	(579,327)
SG Americas Securities LLC	09/29/2026	USD	13,057,840	CAD	18,100,000	(18,741)
SG Americas Securities LLC	09/02/2026	USD	17,725,741	CHF	14,335,107	(11,877)
SG Americas Securities LLC	09/29/2026	USD	1,237,745	CHF	1,000,000	(3,339)
SG Americas Securities LLC	09/01/2026	USD	73,658,864	CNH	495,476,941	(97,645)
SG Americas Securities LLC	09/02/2026	USD	77,747	CNH	522,514	(40)
SG Americas Securities LLC	09/16/2026	USD	8,047,225	CNH	54,203,135	(31,019)
SG Americas Securities LLC	09/29/2026	USD	1,200,000	CNH	8,048,839	(916)
SG Americas Securities LLC	10/21/2026	USD	165,858	CNH	1,110,379	(32)
SG Americas Securities LLC	09/16/2026	USD	149,999	COP	523,268,750	(11,780)
SG Americas Securities LLC	09/29/2026	USD	100,000	CZK	2,080,689	(49)
SG Americas Securities LLC	09/02/2026	USD	24,427,080	EUR	21,077,822	(57,775)
SG Americas Securities LLC	09/16/2026	USD	92,915,486	EUR	80,528,065	(680,372)
SG Americas Securities LLC	09/29/2026	USD	2,164,378	EUR	1,875,000	(15,986)
SG Americas Securities LLC	09/02/2026	USD	3,037,511	GBP	2,243,000	(1,743)
SG Americas Securities LLC	09/16/2026	USD	15,217,341	GBP	11,355,000	(168,834)
SG Americas Securities LLC	09/02/2026	USD	100,000	HUF	31,500,319	(160)
SG Americas Securities LLC	09/16/2026	USD	906,145	HUF	285,875,857	(2,303)
SG Americas Securities LLC	09/16/2026	USD	2,350,000	IDR	42,683,936,560	(55,946)
SG Americas Securities LLC	09/30/2026	USD	2,400,000	IDR	42,771,750,000	(8,251)
SG Americas Securities LLC	09/03/2026	USD	3,100,000	INR	297,521,260	(25,065)
SG Americas Securities LLC	09/08/2026	USD	1,200,000	INR	114,578,580	(3,016)
SG Americas Securities LLC	09/10/2026	USD	1,100,000	INR	104,946,690	(1,735)
SG Americas Securities LLC	09/11/2026	USD	1,200,000	INR	114,502,489	(1,970)
SG Americas Securities LLC	09/15/2026	USD	5,900,000	INR	563,294,472	(11,468)
SG Americas Securities LLC	09/16/2026	USD	24,568,624	INR	2,366,395,700	(263,707)
SG Americas Securities LLC	09/24/2026	USD	3,100,000	INR	297,215,910	(17,199)
SG Americas Securities LLC	09/28/2026	USD	1,500,000	INR	143,395,900	(3,524)
SG Americas Securities LLC	09/30/2026	USD	5,000,000	INR	479,832,790	(30,419)
SG Americas Securities LLC	10/01/2026	USD	1,200,000	INR	114,929,040	(4,793)
SG Americas Securities LLC	12/16/2026	USD	6,140,254	INR	591,204,488	(21,130)
SG Americas Securities LLC	09/02/2026	USD	28,318,863	JPY	4,525,309,699	(12,932)
SG Americas Securities LLC	09/08/2026	USD	3,200,000	KRW	4,548,384,000	(123,711)
SG Americas Securities LLC	09/10/2026	USD	1,200,000	KRW	1,650,290,842	(5,968)
SG Americas Securities LLC	09/14/2026	USD	2,200,000	KRW	3,112,582,000	(74,648)
SG Americas Securities LLC	09/16/2026	USD	23,831,229	KRW	36,056,977,825	(2,519,453)
SG Americas Securities LLC	09/18/2026	USD	600,000	KRW	849,192,000	(20,608)
SG Americas Securities LLC	09/21/2026	USD	800,000	KRW	1,128,560,000	(24,802)
SG Americas Securities LLC	09/28/2026	USD	3,200,000	KRW	4,418,262,624	(29,302)
SG Americas Securities LLC	12/16/2026	USD	7,290	KRW	10,041,033	(59)
SG Americas Securities LLC	09/01/2026	USD	34,743	MXN	591,772	(72)
SG Americas Securities LLC	09/02/2026	USD	267,437	MXN	4,554,311	(480)
SG Americas Securities LLC	09/17/2026	USD	3,508,718	MXN	61,040,163	(77,924)

The accompanying notes are an integral part of the financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Schedule of Investments (Concluded)

August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	09/01/2026	USD	41,267	NOK	386,276	$(73)
SG Americas Securities LLC	09/16/2026	USD	40,094	NOK	382,326	(815)
SG Americas Securities LLC	09/02/2026	USD	667,241	NZD	1,128,000	(170)
SG Americas Securities LLC	09/16/2026	USD	13,748,060	NZD	23,634,000	(240,781)
SG Americas Securities LLC	09/29/2026	USD	1,051,432	NZD	1,800,000	(14,371)
SG Americas Securities LLC	09/16/2026	USD	750,000	PEN	2,555,117	(8,907)
SG Americas Securities LLC	09/01/2026	USD	500,002	PLN	1,867,037	(1,014)
SG Americas Securities LLC	09/02/2026	USD	449,733	PLN	1,679,663	(1,001)
SG Americas Securities LLC	09/16/2026	USD	11,819,477	PLN	44,100,741	(14,795)
SG Americas Securities LLC	09/01/2026	USD	118,632	SEK	1,138,032	(196)
SG Americas Securities LLC	09/02/2026	USD	169,102	SGD	215,192	(216)
SG Americas Securities LLC	09/16/2026	USD	24,050,542	SGD	30,746,707	(164,355)
SG Americas Securities LLC	09/16/2026	USD	40,318	TRY	2,000,000	(608)
SG Americas Securities LLC	09/03/2026	USD	200,000	TWD	6,487,811	(4,558)
SG Americas Securities LLC	09/04/2026	USD	500,000	TWD	16,022,797	(5,223)
SG Americas Securities LLC	09/08/2026	USD	1,800,000	TWD	57,325,061	(7,987)
SG Americas Securities LLC	09/14/2026	USD	4,600,000	TWD	147,843,246	(64,567)
SG Americas Securities LLC	09/16/2026	USD	18,094,133	TWD	574,455,274	(32,582)
SG Americas Securities LLC	09/18/2026	USD	300,000	TWD	9,578,640	(2,287)
SG Americas Securities LLC	09/21/2026	USD	1,300,000	TWD	41,433,529	(7,818)
SG Americas Securities LLC	09/24/2026	USD	1,100,000	TWD	34,962,630	(3,771)
SG Americas Securities LLC	12/16/2026	USD	11,131,822	TWD	351,939,922	(37,329)
SG Americas Securities LLC	09/01/2026	USD	561,748	ZAR	9,061,805	(923)
SG Americas Securities LLC	09/16/2026	USD	836,377	ZAR	13,951,608	(28,941)
SG Americas Securities LLC	09/01/2026	ZAR	9,061,805	USD	564,196	(1,525)
Net Unrealized Appreciation (Depreciation)						$1,225,546

AUD -	Australian Dollars
BRL -	Brazilian Real
CAD -	Canadian Dollar
CHF -	Swiss Franc
CLP -	Chilean Peso
CNH -	Chinese Offshore Renminbi
COP -	Colombian Peso
CZK -	Czech Republic Koruna
EUR -	Euro
GBP -	British Pound
HUF -	Hungarian Forint
IDR -	Indonesian Rupiah
ILS -	Israeli New Shekel
INR -	Indian Rupee
JPY -	Japanese Yen
KRW -	South Korean Won
MXN -	Mexican Peso
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PEN -	Peruvian Sol
PHP -	Philippine Peso
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
THB -	Thai Baht
TRY -	Turkish Lira
TWD -	New Taiwan Dollar
USD -	United States Dollar
ZAR -	South African Rand

The accompanying notes are an integral part of the financial statements.
15

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

August 31, 2026

ASSETS
Investments, at value (cost $466,796,703)	$524,928,763
Short-term investments, at value (cost $251,137,656)	251,104,355
Cash and cash equivalents	102,893,649
Foreign currency deposits with broker for futures contracts (cost $3,871,336)	4,012,925
Deposit with brokers:
Futures contracts	160,244,541
Forward foreign currency contracts	4,886,863
Receivables for:
Capital shares sold	1,759,705
Interest receivable	193,064
Unrealized appreciation on futures contracts	55,057,512
Unrealized appreciation on forward foreign currency contracts	9,229,395
Prepaid expenses and other assets	39,643
Total assets	$1,114,350,415

LIABILITIES
Payables for:
Advisory fees	1,538,836
Capital shares redeemed	572,263
Administration and accounting services fees	96,291
Custodian fees	16,566
Transfer agent fees	14,479
Unrealized depreciation on futures contracts	15,566,991
Unrealized depreciation on forward foreign currency contracts	8,003,849
Other accrued expenses and liabilities	178,152
Total liabilities	25,987,427
Net assets	$1,088,362,988

NET ASSETS CONSIST OF:
Paid-in capital	$869,983,273
Total distributable earnings/(losses)	218,379,715
Net assets	$1,088,362,988

The accompanying notes are an integral part of the financial statements.
16

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

August 31, 2026 (Concluded)

CLASS A SHARES:
Net assets	$7,188,525
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	565,368
Net asset value and redemption price per share	$12.71
Maximum offering price per share (100/94.25 of $12.71)	$13.49

CLASS I SHARES:
Net assets	$1,065,391,246
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	82,997,533
Net asset value, offering and redemption price per share	$12.84

CLASS C SHARES:
Net assets	$15,783,217
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,285,882
Net asset value, offering and redemption price per share	$12.27

The accompanying notes are an integral part of the financial statements.
17

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE Year ENDED August 31, 2026

INVESTMENT INCOME
Interest income	$20,006,461
Dividend income	4,104,342
Total investment income	24,110,803
EXPENSES
Advisory fees	16,967,890
Administration and accounting services fees	145,150
Federal and state registration fees	112,416
Distribution fees (Class C Shares)	109,749
Distribution fees (Class A Shares)	15,670
Transfer agent fees	93,877
Printing and shareholder reporting fees	92,893
Director fees	91,667
Legal fees	85,439
Audit fees	76,090
Officer fees	47,776
Custodian fees	37,619
Other expenses	81,746
Total expenses before waivers and/or reimbursements	17,957,982
Less: waivers and/or reimbursements	(618,058)
Net expenses after waivers and/or reimbursements	17,339,924
Net investment income/(loss)	6,770,879

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	1,325,877
Futures contracts	144,562,999
Foreign currency transactions	395,018
Forward foreign currency contracts	21,584,303
Net change in unrealized appreciation/(depreciation) on:
Investments	58,132,060
Short-term Investments	(239,941)
Futures contracts	(14,869,344)
Foreign currency translations	140,687
Forward foreign currency contracts	(876,766)
Net realized and unrealized gain/(loss) from investments	210,154,893
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$216,925,772

The accompanying notes are an integral part of the financial statements.
18

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$6,770,879	$26,593,024
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	167,868,197	(86,133,109)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	42,286,696	44,684,121
Net increase/(decrease) in net assets resulting from operations	216,925,772	(14,855,964)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	$(588,473)	$(378,388)
Class I	(94,755,218)	(47,046,224)
Class C	(1,610,394)	(705,624)
Net decrease in net assets from dividends and distributions to shareholders	(96,954,085)	(48,130,236)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	3,793,346	6,764,844
Proceeds from reinvestment of distributions	459,215	325,284
Shares redeemed	(3,979,881)	(7,123,067)
Total from Class A Shares	272,680	(32,939)
Class I Shares
Proceeds from shares sold	351,043,258	592,911,174
Proceeds from reinvestment of distributions	61,615,417	32,239,748
Shares redeemed	(341,322,199)	(687,486,210)
Total from Class I Shares	71,336,476	(62,335,288)
Class C Shares
Proceeds from shares sold	4,183,393	6,306,682
Proceeds from reinvestment of distributions	1,226,776	557,289
Shares redeemed	(6,176,839)	(5,634,850)
Total from Class C Shares	(766,670)	1,229,121
Net increase/(decrease) in net assets from capital share transactions	70,842,486	(61,139,106)
Total increase/(decrease) in net assets	190,814,173	(124,125,306)

NET ASSETS:
Beginning of period	897,548,815	1,021,674,121
End of period	$1,088,362,988	$897,548,815

The accompanying notes are an integral part of the financial statements.
19

Abbey Capital Multi Asset Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025
SHARE TRANSACTIONS:
Class A Shares
Shares sold	317,265	585,411
Shares reinvested	41,371	27,778
Shares redeemed	(331,807)	(639,281)
Total Class A Shares	26,829	(26,092)
Class I Shares
Shares sold	29,354,153	51,769,324
Shares reinvested	5,506,293	2,739,146
Shares redeemed	(28,666,111)	(61,972,402)
Total Class I Shares	6,194,335	(7,463,932)
Class C Shares
Shares sold	361,509	558,577
Shares reinvested	113,801	48,587
Shares redeemed	(539,647)	(524,764)
Total Class C Shares	(64,337)	82,400
Net increase/(decrease) in shares outstanding	6,156,827	(7,407,624)

The accompanying notes are an integral part of the financial statements.
20

Abbey Capital Multi Asset Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS A
	YEAR ENDED AUGUST 31, 2026		YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	PERIOD FEBRUARY 16, 2022 TO AUGUST 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.33		$11.82	$11.51	$11.94	$11.21
Net investment income/(loss)(2)	0.06		0.27	0.34	0.23	(0.06)
Net realized and unrealized gain/(loss) from investments	2.65		(0.23)	0.38	(0.21)	0.79
Net increase/(decrease) in net assets resulting from operations	2.71		0.04	0.72	0.02	0.73
Dividends and distributions to shareholders from:
Net investment income	(0.22)		(0.18)	(0.10)	(0.42)	—
Net realized capital gains	(1.11)		(0.35)	(0.31)	(0.03)	—
Total dividends and distributions to shareholders	(1.33)		(0.53)	(0.41)	(0.45)	—
Net asset value, end of period	$12.71		$11.33	$11.82	$11.51	$11.94
Total investment return/(loss)(3)	25.55%		0.18%	6.61%	0.24%	6.51	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,189		$6,104	$6,672	$1,661	$808
Ratio of expenses to average net assets with waivers and/or reimbursements(6)	2.04%		2.04%	2.04%	2.04%	2.04	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements(6)	2.10%		2.12%	2.12%	2.16%	2.23	%(5)
Ratio of net investment income/(loss) to average net assets	0.48%		2.36%	2.88%	1.99%	(0.87	)%(5)
Portfolio turnover rate(7)	12	%(8)	0%	0%	0%	0	%(4)

(1)	Inception date of Class A Shares of the Fund was February 16, 2022.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not Annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(8)	During the period, the Fund invested in exchange-traded funds (“ETFs”), which resulted in portfolio trading activity being reflected in the Fund’s portfolio turnover rate.

The accompanying notes are an integral part of the financial statements.
21

Abbey Capital Multi Asset Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS I
	YEAR ENDED AUGUST 31, 2026		YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$11.41		$11.87	$11.54	$11.96	$11.98
Net investment income/(loss)(1)	0.09		0.30	0.38	0.26	(0.13)
Net realized and unrealized gain/(loss) from investments	2.68		(0.22)	0.37	(0.23)	1.29
Net increase/(decrease) in net assets resulting from operations	2.77		0.08	0.75	0.03	1.16
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.19)	(0.11)	(0.42)	(0.34)
Net realized capital gains	(1.11)		(0.35)	(0.31)	(0.03)	(0.84)
Total dividends and distributions to shareholders	(1.34)		(0.54)	(0.42)	(0.45)	(1.18)
Net asset value, end of period	$12.84		$11.41	$11.87	$11.54	$11.96
Total investment return/(loss)(2)	25.93%		0.49%	6.88%	0.38%	10.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,065,391		$876,540	$1,000,319	$496,775	$341,815
Ratio of expenses to average net assets with waivers and/or reimbursements(3)	1.79%		1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements(3)	1.85%		1.87%	1.87%	1.91%	1.98%
Ratio of net investment income/(loss) to average net assets	0.72%		2.61%	3.13%	2.24%	(1.12)%
Portfolio turnover rate(4)	12	%(5)	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(5)	During the period, the Fund invested in exchange-traded funds (“ETFs”), which resulted in portfolio trading activity being reflected in the Fund’s portfolio turnover rate.

The accompanying notes are an integral part of the financial statements.
22

Abbey Capital Multi Asset Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	CLASS C
	YEAR ENDED AUGUST 31, 2026		YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	PERIOD NOVEMBER 8, 2021 TO AUGUST 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.04		$11.59	$11.32	$11.85	$12.51
Net investment income/(loss)(2)	(0.03)		0.18	0.26	0.14	(0.18)
Net realized and unrealized gain/(loss) from investments	2.57		(0.22)	0.38	(0.22)	0.70
Net increase/(decrease) in net assets resulting from operations	2.54		(0.04)	0.64	(0.08)	0.52
Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.16)	(0.06)	(0.42)	(0.34)
Net realized capital gains	(1.11)		(0.35)	(0.31)	(0.03)	(0.84)
Total dividends and distributions to shareholders	(1.31)		(0.51)	(0.37)	(0.45)	(1.18)
Net asset value, end of period	$12.27		$11.04	$11.59	$11.32	$11.85
Total investment return/(loss)(3)	24.56%		(0.55)%	5.93%	(0.63)%	4.84	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,783		$14,905	$14,684	$5,578	$624
Ratio of expenses to average net assets with waivers and/or reimbursements(6)	2.79%		2.79%	2.79%	2.79%	2.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements(6)	2.85%		2.87%	2.87%	2.91%	2.98	%(5)
Ratio of net investment income/(loss) to average net assets	(0.24)%		1.63%	2.13%	1.24%	(1.88	)%(5)
Portfolio turnover rate(7)	12	%(8)	0%	0%	0%	0	%(4)

(1)	Inception date of Class C Shares of the Fund was November 8, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(7)

Portfolio turnover rate excludes all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less and is calculated for the Fund, as a whole, for the entire period.

(8)	During the period, the Fund invested in exchange-traded funds (“ETFs”), which resulted in portfolio trading activity being reflected in the Fund’s portfolio turnover rate.

The accompanying notes are an integral part of the financial statements.
23

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES — The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of ACMAF Offshore SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Cayman Subsidiary and SPC were $235,723,468, which represented 21.66% of the Fund’s net assets. As of the end of the current fiscal period, the net assets of the Onshore Subsidiary were $160,141,057, which represented 14.71% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value

24

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange Traded Funds	$524,928,763	$—	$—	$524,928,763
Short-Term Investments	251,104,355	—	—	251,104,355
Commodity Contracts				—
Futures Contracts	30,736,544	—	—	30,736,544
Equity Contracts				—
Futures Contracts	6,276,508	—	—	6,276,508
Foreign Currency Contracts				—
Forward Foreign Currency Contracts	—	9,229,395	—	9,229,395
Futures Contracts	1,472,440	—	—	1,472,440
Interest Rate Contracts				—
Futures Contracts	16,572,020	—	—	16,572,020
Total Assets	$831,090,630	$9,229,395	$—	$840,320,025

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Commodity Contracts
Futures Contracts	$(11,993,001)	$—	$—	$(11,993,001)
Equity Contracts				—
Futures Contracts	(2,097,311)	—	—	(2,097,311)
Foreign Currency Contracts				—
Forward Foreign Currency Contracts	—	(8,003,849)	—	(8,003,849)
Futures Contracts	(1,265,114)	—	—	(1,265,114)
Interest Rate Contracts				—
Futures Contracts	(211,565)	—	—	(211,565)
Total Liabilities	$(15,566,991)	$(8,003,849)	$—	$(23,570,840)

25

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

26

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
ASSET DERIVATIVES
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$9,229,395	$—	$9,229,395
Futures Contracts (a)	Unrealized appreciation on futures contracts	6,276,508	16,572,020	1,472,440	30,736,544	55,057,512
Total Value- Assets		$6,276,508	$16,572,020	$10,701,835	$30,736,544	$64,286,907
LIABILITY DERIVATIVES
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(8,003,849)	$—	$(8,003,849)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(2,097,311)	(211,565)	(1,265,114)	(11,993,001)	(15,566,991)
Total Value- Liabilities		$(2,097,311)	$(211,565)	$(9,268,963)	$(11,993,001)	$(23,570,840)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Schedule of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
REALIZED GAIN/(LOSS)
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	$—	$—	$21,584,303	$—	$21,584,303
Futures Contracts	Net realized gain/(loss) from Futures Contracts	112,480,936	(30,123,421)	5,305,923	56,899,561	144,562,999
Total Realized Gain/(Loss)		$112,480,936	$(30,123,421)	$26,890,226	$56,899,561	$166,147,302

27

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	$—	$—	$(876,766)	$—	$(876,766)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(38,360,638)	15,228,596	(581,329)	8,844,027	(14,869,344)
Total Change in Unrealized Appreciation/(Depreciation)		$(38,360,638)	$15,228,596	$(1,458,095)	$8,844,027	$(15,746,110)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

FUND	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
Abbey Capital Multi Asset Fund	$2,959,734,313	$(3,384,911,553)	$(2,012,553,860)	$2,014,456,128

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

28

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DESCRIPTION	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT(1)	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(2)	NET AMOUNT(3)
	ASSETS				LIABILITIES
Forward Foreign Currency Contracts	$9,229,395	$(8,003,849)	$—	$1,225,546	$8,003,849	$(8,003,849)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to each fund’s net assets). Expenses incurred for all funds (such as independent director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

29

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18F-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

INVESTMENT COMPANY SECURITIES — The Fund pursues its investment objective by investing in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When the Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Fund invests in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the ETFs and underlying funds. Accordingly, the Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies. As disclosed in the Consolidated Schedule of Investments, the Fund invests in different underlying funds. The annual and semi-annual reports to shareholders for the underlying funds may be found by visiting the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

30

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund, the Cayman Subsidiary, Onshore Subsidiary or the SPC may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts

31

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. Each segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each series, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund, the Cayman Subsidiary, Onshore Subsidiary and the SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the trading advisers (each, a “Trading Adviser” and together, the “Trading Advisers”), and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate of 1.77% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2027 and may not be terminated without the approval of the Board.

	EXPENSE CAPS
FUND	CLASS A	CLASS I	CLASS C
Abbey Capital Multi Asset Fund	2.04%	1.79%	2.79%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which

32

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

	EXPIRATION AUGUST 31,
FUND	2027	2028	2029	TOTAL
Abbey Capital Multi Asset Fund	$647,218	$844,605	$618,058	$2,109,881

Aspect Capital Limited, Crabel Capital Management, LLC, Graham Capital Management, L.P., Revolution Capital Management, LLC, Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan.

3. Director And Officer Compensation

The Independent Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

33

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (continued)

August 31, 2026

4. Purchases and Sales of Investment Securities

The cost of security purchases and the proceeds from security sales, other than short-term investments, during the current fiscal period were as follows:

	NON-U.S. GOVERNMENT		U.S. GOVERNMENT
FUND	PURCHASES	SALES	PURCHASES	SALES
Abbey Capital Multi Asset Fund	$512,118,812	$46,495,568	$—	$—

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Abbey Capital Multi Asset Fund	$847,861,882	$103,497,109	$(415,835)	$103,081,274

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2026, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Abbey Capital Multi Asset Fund	$47,997,952	$(47,997,952)

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
Abbey Capital Multi Asset Fund	$106,902,178	$5,239,236	$103,081,274	$—	$—	$—

34

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (CONCLUDED)

August 31, 2026

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2026 and August 31, 2025 was as follows:

FUND	YEAR	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Abbey Capital Multi Asset Fund	2026	$61,164,952	$35,789,133	$96,954,085
	2025	31,858,343	16,271,893	48,130,236

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the Fund had no unlimited short-term or long-term capital loss carryforwards to offset future capital gains.

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers, LLP (“PwC”) as the independent registered public accounting firm for the Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, neither the fund nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

35

Abbey Capital Multi Asset Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Abbey Capital Multi Asset Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Abbey Capital Multi Asset Fund (one of the funds constituting The RBB Fund, Inc., hereafter referred to as the “Fund”) as of August 31, 2026, the related consolidated statement of operations for the year ended August 31, 2026, and the consolidated statements of changes in net assets, including the related notes, and the consolidated financial highlights for each of the two years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund, as of and for the year ended August 31, 2024 and the consolidated financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated October 30, 2024 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 29, 2026

We have served as the auditor of one or more investment companies advised by Abbey Capital Limited since 2025.

36

Abbey Capital Multi Asset Fund

Shareholder Tax Information

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2026. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026. During the current fiscal period, the percentage of dividends declared from ordinary income designated as qualified dividend income was 1.35%. For corporate shareholders, there were no ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund is 73.06%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

37

Abbey Capital Multi Asset Fund

Other Information

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND TRADING ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewals of (1) the investment advisory agreement (the “Investment Advisory Agreement”) between Abbey Capital and the Company on behalf of Abbey Capital Multi Asset Fund (for this section only, the “Fund”), (2) each of the separate advisory agreements between ACMAF Onshore Series LLC, ACMAF Master Offshore Limited, and ACMAF Offshore SPC (the “Subsidiaries”) and Abbey Capital (collectively, the “Subsidiary Investment Advisory Agreements”), and (3) the trading advisory agreements between Abbey Capital and each of Aspect Capital Limited, Crabel Capital Management, LLC, Graham Capital Management, LP, Revolution Capital Management, LLC, Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners LLC, and Winton Capital Management Limited (each, a “Trading Adviser”) (the “Trading Advisory Agreements”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement, each Subsidiary Investment Advisory Agreement, and each Trading Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements, the Board considered information provided by Abbey Capital and each of the Trading Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement , the Subsidiary Investment Advisory Agreements, and the Trading Advisory Agreements, with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Abbey Capital, the Subsidiaries, or Trading Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Abbey Capital and each Trading Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Abbey Capital’s and the Trading Advisers’ investment philosophies and processes; (iv) Abbey Capital’s and the Trading Advisers’ assets under management and client descriptions; (v) Abbey Capital’s and the Trading Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Abbey Capital’s and the Trading Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Abbey Capital’s and the Trading Advisers’ compliance procedures; (viii) Abbey Capital’s and the Trading Advisers’ financial information and insurance coverage, as applicable, and Abbey Capital’s profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Abbey Capital and each Trading Adviser. The Directors concluded that Abbey Capital and each Trading Adviser had substantial resources to provide services to the Fund and the Subsidiaries, as applicable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the S&P 500 Total Return Index, for the one-year, three-year, five-year and since-inception periods ended December 31, 2025. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-month, one-year, five-year and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the three-year period ended December 31, 2025.

38

Abbey Capital Multi Asset Fund

Other Information (CONCLUDED)

(Unaudited)

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for the Peer Group. The Directors noted that both the Fund’s net advisory fee was above the median and in the 4th quintile (second most expensive) of its Peer Group, and the Fund’s total net expense (excluding acquired fund fees and expenses) was above the median and in the 4th quintile of its Peer Group. The Directors also considered the trading advisory fees payable to each Trading Adviser under the Trading Advisory Agreements and the information provided by Abbey Capital on the services provided by the different Trading Advisers. In this regard, the Directors noted that the fees for each Trading Adviser were payable by Abbey Capital, not by the Fund. The Directors noted that Abbey Capital had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026, to limit total annual operating expenses to agreed-upon levels for the Fund.

After reviewing the information regarding Abbey Capital’s and the Trading Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Abbey Capital and each Trading Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Abbey Capital and the trading advisory fees to be paid by Abbey Capital to each Trading Adviser were fair and reasonable and that the Investment Advisory Agreement, the Subsidiary Investment Advisory Agreements, and Trading Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2027.

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

39

Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

ANNUAL FINANCIAL STATEMENTS

August 31, 2026

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

Schedule of Investments

As of August 31, 2026

	Shares	Value
COMMON STOCKS — 93.6%
Advertising — 0.1%
Stagwell, Inc. (a)	116,856	$1,014,310

Aerospace/Defense — 1.6%
AAR Corp. (a)	11,755	1,519,804
Aerovironment, Inc. (a)	1,433	212,585
Aevex Corp. - Class A (a)	55,952	984,755
Astronics Corp. (a)	19,749	1,454,909
ATI, Inc. (a)	7,199	1,470,036
Curtiss-Wright Corp.	2,004	1,167,390
Hexcel Corp.	14,696	1,361,878
Lyntris, Inc. (a)	63,204	858,310
Mercury Systems, Inc. (a)	41,120	3,591,010
Moog, Inc. - Class A	1,762	654,583
National Presto Industries, Inc.	615	93,302
		13,368,562
Agriculture — 1.0%
Alico, Inc.	111,460	4,428,306
Darling Ingredients, Inc. (a)	8,943	592,653
Del Monte Corp.	5,120	162,201
Dole PLC	130,720	1,810,472
Turning Point Brands, Inc.	13,176	1,066,861
Vital Farms, Inc. (a)	4,462	47,654
		8,108,147
Airlines — 0.1%
SkyWest, Inc. (a)	8,137	770,248

Apparel — 0.8%
Birkenstock Holding PLC (a)	34,498	1,204,325
Carter’s, Inc.	11,938	386,672
Crocs, Inc. (a)	1,693	203,803
Kontoor Brands, Inc.	4,168	314,309
Lakeland Industries, Inc.	384,700	4,474,061
		6,583,170
Auto Parts & Equipment — 1.7%
Adient PLC (a)	18,535	351,609
BorgWarner, Inc.	6,155	394,905
Cooper-Standard Holdings, Inc. (a)	51,460	1,378,099
Dorman Products, Inc. (a)	1,368	176,267
Gentherm, Inc. (a)	54,671	2,148,023
Methode Electronics, Inc.	141,629	2,581,897
Miller Industries, Inc.	53,450	2,994,269
Motorcar Parts of America, Inc. (a)	342,660	3,981,709
Standard Motor Products, Inc.	6,173	232,845
		14,239,623
Banks — 8.1%
Ameris Bancorp	2,245	189,141
Atlantic Union Bankshares Corp.	8,734	352,242

	Shares	Value
Banks — (Continued)
Bankwell Financial Group, Inc.	56,970	$3,745,208
Banner Corp.	1,733	121,553
Capital Bancorp, Inc.	113,000	4,083,820
Central Pacific Financial Corp.	3,716	138,309
City Holding Co.	4,208	601,534
Coastal Financial Corp. (a)	52,980	2,495,888
Colony Bankcorp, Inc.	125,957	2,663,991
Columbia Banking System, Inc.	7,350	217,854
Columbia Financial, Inc.	6,111	71,010
Commercial Bancgroup, Inc.	72,618	2,453,036
Community Financial System, Inc.	1,997	125,312
ConnectOne Bancorp, Inc.	5,049	158,741
Customers Bancorp, Inc. (a)	13,377	1,045,814
CVB Financial Corp.	5,159	114,375
Dime Commercial Bancshares, Inc.	1,047	42,299
Eastern Bankshares, Inc.	5,441	119,484
Esquire Financial Holdings, Inc.	15,710	1,755,121
First BanCorp	38,999	1,087,292
First Business Financial Services, Inc.	55,039	3,845,575
First Commonwealth Financial Corp.	18,699	387,069
First Financial Bancorp	24,036	784,295
First Financial Bankshares, Inc.	13,162	437,373
First Hawaiian, Inc.	13,502	345,786
First Interstate BancSystem, Inc. - Class A	7,996	294,333
First Merchants Corp.	2,329	96,584
Five Star Bancorp	49,260	2,257,093
Fulton Financial Corp.	93,288	2,188,536
Glacier Bancorp, Inc.	37,564	1,739,589
Hope Bancorp, Inc.	27,648	381,266
Horizon Bancorp, Inc.	149,610	2,905,426
Huntington Bancshares, Inc.	78,186	1,304,533
Independent Bank Corp.	1,193	96,848
Metropolitan Bank Holding Corp.	18,706	1,698,131
NBT Bancorp, Inc.	1,326	68,183
Northeast Bank	39,530	4,986,709
OFG Bancorp	7,960	414,318
Old National Bancorp	10,450	267,311
Orrstown Financial Services, Inc.	57,596	2,401,753
Park National Corp.	737	143,929
Parke Bancorp, Inc.	114,621	3,868,459
Peapack-Gladstone Financial Corp.	2,621	117,001
Preferred Bank	1,275	130,598
Private Bancorp of America, Inc. (a)	17,780	1,577,086
Prosperity Bancshares, Inc.	779	55,745
S&T Bancorp, Inc.	8,702	430,575

The accompanying notes are an integral part of the financial statements.
1

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

As of August 31, 2026

	Shares	Value
Banks — (Continued)
Seacoast Banking Corp. of Florida	49,886	$1,693,879
Southside Bancshares, Inc.	4,513	142,430
Stock Yards Bancorp, Inc.	1,084	85,864
TriCo Bancshares	3,184	169,962
Triumph Bancorp, Inc. (a)	29,851	2,126,884
UMB Financial Corp.	4,909	695,262
United Community Banks, Inc.	12,730	443,513
Unity Bancorp, Inc.	62,170	3,607,725
VersaBank	230,570	4,425,791
Walker & Dunlop, Inc.	1,239	50,217
Washington Trust Bancorp, Inc.	4,356	170,450
WesBanco, Inc.	11,998	480,040
		68,898,145
Beverages — 0.8%
Boston Beer Co., Inc. - Class A (a)	8,201	1,458,220
Coca-Cola Consolidated, Inc.	2,790	545,640
MGP Ingredients, Inc.	2,012	33,420
Vita Coco Co., Inc. (a)	74,677	4,384,660
		6,421,940
Biotechnology — 8.3%
AbCellera Biologics, Inc. (a)	120,162	1,379,460
Alto Neuroscience, Inc. (a)	51,240	1,812,871
ANI Pharmaceuticals, Inc. (a)	14,690	1,076,043
Arcus Biosciences, Inc. (a)	6,260	183,293
Arcutis Biotherapeutics, Inc. (a)	67,009	1,606,206
Arrowhead Pharmaceuticals, Inc. (a)	8,589	707,648
Arvinas, Inc. (a)	8,832	81,254
Bright Minds Biosciences, Inc. (a)	20,238	1,451,672
Celcuity, Inc. (a)	14,640	1,303,838
Cogent Biosciences, Inc. (a)	37,492	1,312,220
Cullinan Therapeutics, Inc. (a)	6,212	137,099
Cytokinetics, Inc. (a)	18,267	1,295,313
Definium Therapeutics, Inc. (a)	150,124	5,962,925
Denali Therapeutics, Inc. (a)	36,184	859,732
Design Therapeutics, Inc. (a)	89,394	1,348,955
Edgewise Therapeutics, Inc. (a)	90,517	3,780,895
Hemab Therapeutics Holdings, Inc. (a)	36,770	1,681,492
Immunome, Inc. (a)	148,725	4,076,552
Ionis Pharmaceuticals, Inc. (a)	12,719	767,719
Kardigan, Inc. (a)	63,440	1,278,950
Kiniksa Pharmaceuticals International PLC (a)	55,005	4,325,043
Kura Oncology, Inc. (a)	8,218	103,958
Kymera Therapeutics, Inc. (a)	7,304	867,788
Larimar Therapeutics, Inc. (a)	164,782	629,467
Ligand Pharmaceuticals, Inc. (a)	8,058	2,289,278
Maravai LifeSciences Holdings, Inc. - Class A (a)	179,935	1,374,703

	Shares	Value
Biotechnology — (Continued)
MBX Biosciences, Inc. (a)	57,674	$3,552,718
NeoGenomics, Inc. (a)	199,644	3,575,624
Olema Pharmaceuticals, Inc. (a)	88,650	924,620
Omeros Corp. (a)	59,413	1,116,370
OmniAb, Inc. (a)(b)	370	0
OmniAb, Inc. (a)(b)	370	0
Praxis Precision Medicines, Inc. (a)	16,981	5,948,444
Relay Therapeutics, Inc. (a)	19,074	350,580
Rocket Pharmaceuticals, Inc. (a)	19,238	71,565
Scholar Rock Holding Corp. (a)	38,062	2,161,922
Seaport Therapeutics, Inc. (a)	32,932	779,830
Septerna, Inc. (a)	77,166	2,943,883
Structure Therapeutics, Inc. - ADR (a)	41,403	1,900,812
Tarsus Pharmaceuticals, Inc. (a)	17,329	1,286,505
Vericel Corp. (a)	1,632	65,117
Vir Biotechnology, Inc. (a)	25,747	281,672
Wave Life Sciences, Inc. (a)	115,024	563,618
Xencor, Inc. (a)	15,794	430,623
Xenon Pharmaceuticals, Inc. (a)	44,103	2,655,883
		70,304,160
Building Materials — 1.2%
AAON, Inc.	6,180	469,495
Apogee Enterprises, Inc.	7,722	301,621
Armstrong World Industries, Inc.	15,230	2,628,393
Boise Cascade Co.	3,571	278,574
Gibraltar Industries, Inc. (a)	4,141	186,304
Knife River Corp. (a)	15,761	988,215
Simpson Manufacturing Co., Inc.	2,069	377,820
SPX Technologies, Inc. (a)	4,521	889,507
Titan America SA	122,546	1,828,386
UFP Industries, Inc.	24,558	2,075,642
		10,023,957
Chemicals — 0.6%
AdvanSix, Inc.	3,917	65,845
Balchem Corp.	1,142	200,866
Celanese Corp.	4,449	202,340
Chemours Co.	9,276	144,335
Innospec, Inc.	1,121	105,217
Koppers Holdings, Inc.	7,974	365,767
Perimeter Solutions, Inc. (a)	31,536	961,848
Rogers Corp. (a)	1,868	234,565
Sensient Technologies Corp.	17,921	2,418,260
Stepan Co.	1,814	113,575
Tronox Holdings PLC	51,301	271,382
		5,084,000
Coal — 0.1%
Warrior Met Coal, Inc.	9,551	1,033,800

The accompanying notes are an integral part of the financial statements.
2

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

As of August 31, 2026

	Shares	Value
Commercial Services — 6.7%
Acacia Research Corp. (a)	319,200	$1,417,248
American Public Education, Inc. (a)	118,047	5,388,846
Arlo Technologies, Inc. (a)	7,697	101,216
BGSF, Inc.	150,010	802,554
Bright Horizons Family Solutions, Inc. (a)	1,083	80,337
BrightView Holdings, Inc. (a)	6,056	67,282
Brink’s Co.	4,054	441,602
Colliers International Group, Inc.	10,987	1,105,951
CoreCivic, Inc. (a)	169,992	5,647,134
Covista, Inc. (a)	3,449	456,406
CPI Card Group, Inc. (a)	200,170	5,798,925
Flywire Corp. (a)	120,775	2,281,440
Forrester Research, Inc. (a)	278,210	3,421,983
Hackett Group, Inc.	243,020	2,724,254
Herc Holdings, Inc.	9,566	1,457,285
Insperity, Inc.	2,292	122,278
Kelly Services, Inc. - Class A	250,140	4,302,408
Kforce, Inc.	22,402	1,289,907
Lincoln Educational Services Corp. (a)	49,719	1,250,930
ManpowerGroup, Inc.	7,395	465,515
MarketAxess Holdings, Inc.	1,203	195,644
Matthews International Corp. - Class A	5,499	114,214
NRC Health	2,094	43,848
Paysafe Ltd. (a)	14,167	91,236
Perdoceo Education Corp.	10,039	333,696
Progyny, Inc. (a)	37,967	971,576
RCM Technologies, Inc. (a)	120,280	5,003,648
Rent-A-Center, Inc.	3,409	62,385
Repay Holdings Corp. (a)	508,900	1,826,951
Resources Connection, Inc.	179,180	750,764
Strategic Education, Inc.	1,789	148,201
Target Hospitality Corp. (a)	146,285	2,709,198
USCB Financial Holdings, Inc.	133,720	2,973,933
WEX, Inc. (a)	8,273	1,576,668
WillScot Holdings Corp.	74,046	1,532,752
		56,958,215
Computers — 2.0%
Amentum Holdings, Inc. (a)	53,049	1,060,449
CACI International, Inc. - Class A (a)	1,145	713,346
DXC Technology Co. (a)	69,707	787,689
EPAM Systems, Inc. (a)	5,792	682,471
Everforth, Inc. (a)	28,181	913,628
ExlService Holdings, Inc. (a)	7,485	285,029
Grid Dynamics Holdings, Inc. (a)	323,780	2,583,764
Infleqtion, Inc. (a)	72,000	941,040
Insight Enterprises, Inc. (a)	2,176	341,676
MAXIMUS, Inc.	1,205	69,613

	Shares	Value
Computers — (Continued)
Pitney Bowes, Inc.	10,806	$185,107
Rapid7, Inc. (a)	277,843	3,739,767
Rimini Street, Inc. (a)	669,060	3,753,427
Science Applications International Corp.	6,057	776,629
		16,833,635
Cosmetics/Personal Care — 0.5%
elf Beauty, Inc. (a)	22,562	2,460,386
Interparfums, Inc.	2,289	268,797
Perrigo Co. PLC	31,269	457,778
Prestige Brands Holdings, Inc. (a)	19,498	1,009,607
		4,196,568
Distribution/Wholesale — 0.6%
G-III Apparel Group Ltd.	19,012	619,601
LKQ Corp.	8,496	213,250
OPENLANE, Inc. (a)	50,447	1,795,913
Pool Corp.	2,106	392,811
VSE Corp.	8,939	1,865,391
WESCO International, Inc.	371	126,288
		5,013,254
Diversified Financial Services — 2.5%
Andersen Group, Inc. (a)	43,097	2,402,227
Dave, Inc. (a)	7,831	2,815,401
Encore Capital Group, Inc. (a)	39,902	3,870,893
Enova International, Inc. (a)	3,612	818,913
EZCORP, Inc., Class A - Class A (a)	46,677	1,508,601
Happen, Inc. (a)	143,347	2,520,040
Interactive Brokers Group, Inc. - Class A	12,252	1,191,997
LendingTree, Inc. (a)	4,395	123,236
Miami International Holdings, Inc. (a)	19,262	825,762
Radian Group, Inc.	22,816	818,182
Virtus Investment Partners, Inc.	2,916	482,598
WisdomTree, Inc.	135,857	3,268,719
World Acceptance Corp. (a)	2,155	396,110
		21,042,679
Electric — 0.3%
Hawaiian Electric Industries, Inc. (a)	39,161	439,386
Northwestern Energy Group, Inc.	19,324	1,336,448
TXNM Energy, Inc.	18,036	1,039,054
Unitil Corp.	2,272	121,643
		2,936,531
Electrical Components & Equipment — 0.8%
AZZ, Inc.	8,807	1,207,968
Belden, Inc.	9,258	1,059,671
Graham Corp. (a)	17,286	1,507,512
Littelfuse, Inc.	1,079	444,742

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

As of August 31, 2026

	Shares	Value
Electrical Components & Equipment — (Continued)
nLight, Inc. (a)	41,719	$1,763,462
Powell Industries, Inc.	6,426	1,154,945
		7,138,300
Electronics — 2.5%
Allient, Inc.	21,578	2,028,548
Badger Meter, Inc.	2,217	300,337
Benchmark Electronics, Inc.	4,446	312,465
Brady Corp. - Class A	2,928	265,423
Coherent Corp. (a)	3,416	949,067
Comtech Telecommunications Corp. (a)	181,070	306,008
ESCO Technologies, Inc.	7,213	1,969,365
Ingram Micro Holding Corp.	67,247	1,894,348
Itron, Inc. (a)	4,655	451,582
Kimball Electronics, Inc. (a)	186,250	4,399,225
Knowles Corp. (a)	7,352	251,291
Mirion Technologies, Inc. (a)	107,529	1,620,462
OSI Systems, Inc. (a)	1,136	236,186
Plexus Corp. (a)	2,641	632,440
Ralliant Corp.	13,864	855,825
Sanmina Corp. (a)	6,648	1,307,795
Standex International Corp.	1,485	430,145
SYNNEX Corp.	830	209,866
TTM Technologies, Inc. (a)	8,548	1,016,528
Vontier Corp.	64,437	2,075,516
		21,512,422
Energy-Alternate Sources — 0.3%
Eos Energy Enterprises, Inc. (a)	251,510	809,862
Fluence Energy, Inc. (a)	46,534	503,033
REX American Resources Corp. (a)	5,040	207,043
Shoals Technologies Group, Inc. - Class A (a)	190,557	1,318,654
Sunrun, Inc. (a)	7,050	60,419
		2,899,011
Engineering & Construction — 2.6%
Bowman Consulting Group Ltd. (a)	109,180	4,649,976
Cardinal Infrastructure Group, Inc. - Class A (a)	41,985	1,552,605
Comfort Systems USA, Inc.	4,006	6,191,754
Construction Partners, Inc. - Class A (a)	16,301	1,731,166
EMCOR Group, Inc.	4,741	3,482,454
Exponent, Inc.	2,780	197,408
Mistras Group, Inc. (a)	98,760	1,852,738
MYR Group, Inc. (a)	5,139	1,497,607
Shimmick Corp. (a)	213,830	754,820
		21,910,528

	Shares	Value
Entertainment — 1.6%
Atlanta Braves Holdings, Inc. - Class A (a)	1,183	$65,077
Cinemark Holdings, Inc.	7,468	265,935
IMAX Corp. (a)	67,201	3,440,691
Monarch Casino & Resort, Inc.	3,215	387,247
Pursuit Attractions and Hospitality, Inc. (a)	83,523	4,009,104
Rush Street Interactive, Inc. (a)	98,617	2,540,374
Scientific Games Corp. (a)	6,167	569,276
United Parks & Resorts, Inc. (a)	32,493	1,300,045
Vail Resorts, Inc.	8,203	1,123,073
		13,700,822
Environmental Control — 0.6%
CECO Environmental Corp. (a)	55,621	3,960,215
PureCycle Technologies, Inc. (a)	15,408	100,614
Tetra Tech, Inc.	15,990	577,879
		4,638,708
Food — 1.0%
Cal-Maine Foods, Inc.	27,502	2,170,458
Ingles Markets, Inc. - Class A	24,664	2,017,515
J&J Snack Foods Corp.	2,469	217,716
Mama’s Creations, Inc. (a)	139,643	2,266,406
Nomad Foods Ltd.	63,841	743,109
United Natural Foods, Inc. (a)	19,944	874,744
Weis Markets, Inc.	1,995	141,745
		8,431,693
Gas — 0.6%
MDU Resources Group, Inc.	81,982	1,633,081
Northwest Natural Holding, Co.	10,869	533,342
Southwest Gas Holdings, Inc.	18,079	1,596,918
Spire, Inc.	18,997	1,554,715
		5,318,056
Hand/Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,896	189,771
Hurco Cos., Inc. (a)	66,830	1,435,508
MSA Safety, Inc.	7,221	1,348,666
		2,973,945
Healthcare-Products — 5.0%
ABIOMED Inc. (a)(b)	1,453	0	(c)
Adaptive Biotechnologies Corp. (a)	155,076	3,864,494
Albireo Pharma Inc. (a)(b)	1,908	0	(c)
Alpha Tau Medical Ltd. (a)	134,697	1,900,575
AngioDynamics, Inc. (a)	142,780	2,303,041
AxoGen, Inc. (a)	54,166	2,749,466
Brooks Automation, Inc. (a)	12,866	420,075
Butterfly Network, Inc. (a)	216,763	1,710,260
CareDx, Inc. (a)	55,329	2,772,536
ClearPoint Neuro, Inc. (a)	44,285	670,475
CryoLife, Inc. (a)	3,328	89,823

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

As of August 31, 2026

	Shares	Value
Healthcare-Products — (Continued)
Establishment Labs Holdings, Inc. (a)	25,106	$1,740,599
Glaukos Corp. (a)	2,161	388,029
Guardant Health, Inc. (a)	6,610	1,051,122
Haemonetics Corp. (a)	27,628	2,847,618
ICU Medical, Inc. (a)	12,831	2,219,121
Inspire Medical Systems, Inc. (a)	6,235	392,743
Kestra Medical Technologies Ltd. (a)	76,684	1,974,613
LeMaitre Vascular, Inc.	934	74,981
Merit Medical Systems, Inc. (a)	3,088	279,958
NeuroPace, Inc. (a)	85,121	1,247,023
QuidelOrtho Corp. (a)	9,562	137,980
Repligen Corp. (a)	14,380	2,602,492
Sensus Healthcare, Inc. (a)	310,940	1,100,728
Shoulder Innovations, Inc. (a)	23,196	486,188
SI-BONE, Inc. (a)	51,992	988,888
Tactile Systems Technology, Inc. (a)	71,671	1,647,000
Tandem Diabetes Care, Inc. (a)	91,507	2,014,069
Teleflex, Inc.	15,373	2,183,735
Tempus AI, Inc. - Class A (a)	5,307	334,606
Twist Bioscience Corp. (a)	6,744	937,416
West Pharmaceutical Services, Inc.	2,836	967,388
		42,097,042
Healthcare-Services — 1.7%
Acadia Healthcare Co., Inc. (a)	25,679	707,713
Aveanna Healthcare Holdings, Inc. (a)	138,738	1,861,864
BrightSpring Health Services, Inc. (a)	28,951	1,690,739
Chemed Corp.	5,206	2,700,404
Ensign Group, Inc.	2,982	513,679
Fortrea Holdings, Inc. (a)	29,756	546,618
HealthEquity, Inc. (a)	1,801	173,869
MEDNAX, Inc. (a)	54,613	1,432,499
National HealthCare Corp.	3,006	650,889
PACS Group, Inc. (a)	5,433	229,870
Park Dental Partners, Inc. (a)	54,560	1,131,574
Privia Health Group, Inc. (a)	31,732	650,189
RadNet, Inc. (a)	22,972	1,741,737
US Physical Therapy, Inc.	1,232	95,776
		14,127,420
Home Builders — 1.5%
Cavco Industries, Inc. (a)	4,386	2,452,344
Century Communities, Inc.	44,340	2,995,167
Champion Homes, Inc. (a)	23,214	2,072,314
Dream Finders Homes, Inc. - Class A (a)	15,229	213,967
Installed Building Products, Inc.	9,601	2,331,411
LCI Industries	2,012	202,468

	Shares	Value
Home Builders — (Continued)
LGI Homes, Inc. (a)	18,861	$1,055,084
M/I Homes, Inc. (a)	5,874	874,110
Winnebago Industries, Inc.	5,231	157,401
		12,354,266
Home Furnishings — 0.6%
Arhaus, Inc.	112,731	981,887
Hamilton Beach Brands Holding Co. - Class A	115,690	3,633,823
Somnigroup International, Inc.	3,947	255,539
Universal Electronics, Inc.	57,940	264,206
		5,135,455
Household Products/Wares — 0.0% (d)
Quanex Building Products Corp.	1,957	37,614
WD-40 Co.	1,574	337,072
		374,686
Housewares — 0.2%
Central Garden & Pet Co. (a)	1,215	52,221
Central Garden & Pet Co. - Class A (a)	303	11,274
Lifetime Brands, Inc.	192,700	1,821,015
		1,884,510
Insurance — 3.0%
American Integrity Insurance Group, Inc.	228,500	5,941,000
Assured Guaranty Ltd.	22,291	1,665,138
Axis Capital Holdings Ltd.	15,106	1,492,171
Employers Holdings, Inc.	3,627	178,049
Genworth Financial, Inc. - Class A (a)	312,972	3,110,942
Goosehead Insurance, Inc. - Class A (a)	26,904	1,846,960
HCI Group, Inc.	2,200	408,606
Heritage Insurance Holdings, Inc. (a)	101,097	3,398,881
NMI Holdings, Inc. - Class A (a)	30,647	1,359,194
RLI Corp.	2,956	187,617
Safety Insurance Group, Inc.	2,902	301,053
Selective Insurance Group, Inc.	3,866	352,927
Stewart Information Services Corp.	2,200	151,030
Trupanion, Inc. (a)	3,851	112,257
TWFG, Inc. (a)	17,649	508,821
White Mountains Insurance Group Ltd.	2,047	4,302,814
		25,317,460
Internet — 2.0%
Backblaze, Inc. - Class A (a)	237,997	3,362,898
Bandwidth, Inc. - Class A (a)	27,831	1,347,855
DHI Group, Inc. (a)	1,053,260	4,518,485
Entravision Communications Corp. - Class A	181,382	1,449,242

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

As of August 31, 2026

	Shares	Value
Internet — (Continued)
ePlus, Inc.	25,642	$2,255,727
EverQuote, Inc. - Class A (a)	56,284	1,431,865
Figs, Inc. - Class A (a)	105,837	1,623,540
QuinStreet, Inc. (a)	5,337	103,751
RealReal, Inc. (a)	89,561	917,105
		17,010,468
Investment Companies — 0.3%
Cannae Holdings, Inc.	73,802	1,151,311
HA Sustainable Infrastructure Capital, Inc.	40,582	1,605,018
		2,756,329
Iron/Steel — 0.7%
Carpenter Technology Corp.	11,908	5,673,209

Leisure Time — 0.7%
Callaway Golf Co. (a)	8,836	138,813
Lindblad Expeditions Holdings, Inc. (a)	169,255	4,495,413
OneSpaWorld Holdings Ltd.	49,106	1,219,302
		5,853,528
Lodging — 0.3%
Boyd Gaming Corp.	4,776	370,570
Marcus Corp.	65,620	1,865,576
		2,236,146
Machinery-Construction & Mining — 0.4%
Babcock & Wilcox Enterprises, Inc. (a)	179,020	1,349,811
BWX Technologies, Inc.	8,717	1,327,512
Forgent Power Solutions, Inc. - Class A (a)	21,608	659,908
Standard Nuclear, Inc. - Class A (a)	22,461	361,847
		3,699,078
Machinery-Diversified — 1.7%
Alamo Group, Inc.	11,259	1,853,006
Albany International Corp. - Class A	1,126	62,414
Applied Industrial Technologies, Inc.	1,045	338,559
Cognex Corp.	14,990	913,790
DXP Enterprises, Inc. (a)	12,698	2,383,796
Flowserve Corp.	18,520	1,464,747
Ichor Holdings Ltd. (a)	26,642	1,427,212
Tennant Co.	14,671	1,021,102
Toro Co.	5,348	523,088
Twin Disc, Inc.	207,255	4,756,502
		14,744,216
Media — 0.1%
John Wiley & Sons, Inc. - Class A	13,184	690,710
Scholastic Corp.	5,558	213,427

	Shares	Value
Media — (Continued)
Sinclair, Inc.	17,962	$253,264
Versant Media Group, Inc.	1,942	79,855
		1,237,256
Metal Fabricate/Hardware — 2.0%
Advanced Drainage Systems, Inc.	11,956	1,622,788
Helios Technologies, Inc.	22,922	1,673,764
Mayville Engineering Co., Inc. (a)	64,784	1,254,218
Mueller Industries, Inc.	23,900	1,491,599
NN, Inc. (a)	162,200	556,346
Proto Labs, Inc. (a)	34,808	2,786,729
Valmont Industries, Inc.	4,566	2,144,468
Xometry, Inc. - Class A (a)	55,832	5,175,068
		16,704,980
Mining — 0.9%
Almonty Industries, Inc. (a)	151,828	2,702,538
Century Aluminum Co. (a)	18,637	853,016
Guardian Metal Resources PLC - ADR (a)	65,879	837,981
Kaiser Aluminum Corp.	4,511	716,257
MP Materials Corp. (a)	27,212	1,489,857
Uranium Energy Corp. (a)	112,388	1,375,629
		7,975,278
Miscellaneous Manufacturing — 1.1%
Axon Enterprise, Inc. (a)	5,340	3,025,430
Core Molding Technologies, Inc. (a)	56,370	1,412,069
Enpro, Inc.	4,961	1,469,547
Fabrinet (a)	3,054	1,261,088
JBT Marel Corp.	2,493	291,357
Materion Corp.	2,877	679,202
Smith & Wesson Brands, Inc.	7,143	90,859
Trinity Industries, Inc.	40,230	1,159,429
		9,388,981
Office Furnishings — 0.1%
Interface, Inc.	11,644	441,541

Oil & Gas — 0.8%
Delek US Holdings, Inc.	14,701	1,092,872
Expand Energy Corp.	9,762	958,238
Granite Ridge Resources, Inc.	33,412	168,062
Gulfport Energy Corp. (a)	1,158	207,803
Helmerich & Payne, Inc.	16,912	737,025
Northern Oil & Gas, Inc.	11,283	293,471
Patterson-UTI Energy, Inc.	112,890	1,426,930
PBF Energy, Inc. - Class A	5,245	382,833
Range Resources Corp.	29,237	1,208,073
Talos Energy, Inc. (a)	6,990	120,647
		6,595,954

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

As of August 31, 2026

	Shares	Value
Oil & Gas Services — 2.5%
DMC Global, Inc. (a)	299,200	$2,115,344
DNOW, Inc. (a)	102,614	1,644,902
Flotek Industries, Inc. (a)	45,712	1,084,289
Helix Energy Solutions Group, Inc. (a)	41,891	431,477
Innovex International, Inc. (a)	70,740	2,169,596
Kodiak Gas Services, Inc.	35,530	2,088,098
National Energy Services Reunited Corp. (a)	51,002	1,790,680
Natural Gas Services Group, Inc.	119,500	4,206,400
Oceaneering International, Inc. (a)	41,994	2,173,610
Select Water Solutions, Inc.	99,710	1,944,345
Solaris Energy Infrastructure, Inc.	16,582	841,868
TETRA Technologies, Inc. (a)	112,954	779,383
		21,269,992
Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc. (a)	3,464	78,044
Amylyx Pharmaceuticals, Inc. (a)	136,216	4,597,290
Collegium Pharmaceutical, Inc. (a)	2,619	64,454
Compass Pathways PLC - ADR (a)	113,372	1,531,656
Corcept Therapeutics, Inc. (a)	3,332	377,682
Guardian Pharmacy Services, Inc. - Class A (a)	39,073	1,449,218
Indivior Pharmaceuticals, Inc. (a)	33,381	1,165,998
Madrigal Pharmaceuticals, Inc. (a)	334	180,370
Organon & Co.	98,844	1,360,093
Pacira BioSciences, Inc. (a)	12,980	336,182
Protagonist Therapeutics, Inc. (a)	16,380	2,420,145
Rhythm Pharmaceuticals, Inc. (a)	9,903	1,051,005
Spyre Therapeutics, Inc. (a)	59,333	5,300,217
		19,912,354
Private Equity — 0.1%
Ridgepost Capital, Inc. - Class A	79,463	683,382

Real Estate — 0.7%
Compass, Inc. - Class A (a)	124,178	1,311,320
Howard Hughes Holdings, Inc. (a)	10,887	698,183
McGrath RentCorp	31,391	3,529,604
		5,539,107
REITS — 1.3%
Agree Realty Corp.	1,641	118,562
AH Realty Trust, Inc.	34,546	223,858
American Assets Trust, Inc.	4,408	99,004
Apollo Commercial Real Estate Finance, Inc.	44,054	304,413
Blackstone Mortgage Trust, Inc. - Class A	34,081	473,726

	Shares	Value
REITS — (Continued)
Brandywine Realty Trust	63,206	$190,882
CareTrust REIT, Inc.	7,113	277,051
Centerspace	5,317	279,089
Chimera Investment Corp.	18,396	210,818
Chiron Real Estate, Inc.	43,148	1,574,902
DiamondRock Hospitality Co.	13,130	161,630
EastGroup Properties, Inc.	2,590	516,705
Getty Realty Corp.	5,173	167,709
Gladstone Commercial Corp.	5,797	75,187
Global Net Lease, Inc.	24,433	224,295
Independence Realty Trust, Inc.	100,713	1,629,536
Kite Realty Group Trust	7,450	192,210
LXP Industrial Trust	2,422	147,040
Medical Properties Trust, Inc.	25,128	99,758
NETSTREIT Corp.	3,764	76,635
NexPoint Residential Trust, Inc.	2,074	49,175
Outfront Media, Inc. (a)	49,235	1,446,524
PennyMac Mortgage Investment Trust	24,404	227,445
Piedmont Realty Trust, Inc. - Class A (a)	33,537	320,949
Redwood Trust, Inc.	77,920	359,990
Regency Centers Corp.	2,758	206,216
Safehold, Inc.	10,903	165,072
Saul Centers, Inc.	3,813	124,342
Tanger, Inc.	33,410	1,259,891
TPG RE Finance Trust, Inc.	8,617	66,610
		11,269,224
Retail — 4.4%
Abercrombie & Fitch Co. - Class A (a)	2,464	352,549
Advance Auto Parts, Inc.	2,595	109,457
Asbury Automotive Group, Inc. (a)	16,499	3,487,889
BJ’s Restaurants, Inc. (a)	43,780	2,783,970
BlueLinx Holdings, Inc. (a)	14,349	1,142,611
Boot Barn Holdings, Inc. (a)	13,494	2,032,601
Buckle, Inc.	2,951	125,713
Build-A-Bear Workshop, Inc.	112,270	3,398,413
Casey’s General Stores, Inc.	1,888	1,420,172
Citi Trends, Inc. (a)	34,756	2,365,667
FirstCash Holdings, Inc.	2,930	628,397
Five Below, Inc. (a)	3,696	912,321
Group 1 Automotive, Inc.	2,270	611,856
J Jill, Inc.	164,780	3,218,153
Lithia Motors, Inc.	382	140,316
Murphy USA, Inc.	1,995	1,028,203
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,330	779,089
PriceSmart, Inc.	9,973	1,695,510
QXO, Inc. (a)	54,681	726,164
Red Robin Gourmet Burgers, Inc. (a)	648,020	5,916,422

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Schedule of Investments (CONTINUED)

As of August 31, 2026

	Shares	Value
Retail — (Continued)
RH (a)	2,399	$357,811
Shoe Station Group, Inc.	6,304	86,365
Signet Jewelers Ltd.	5,100	419,628
Sonic Automotive, Inc., Class A - Class A	14,129	1,111,246
Texas Roadhouse, Inc.	2,804	548,462
Tilly’s, Inc. - Class A (a)	317,070	1,242,914
Warby Parker, Inc. - Class A (a)	24,290	597,534
		37,239,433
Savings & Loans — 0.9%
Axos Financial, Inc. (a)	3,461	334,990
Banc of California, Inc.	1,809	33,684
Beacon Financial Corp.	17,583	545,952
FS Bancorp, Inc.	81,284	3,438,313
Home Bancorp, Inc.	18,880	1,293,091
Northwest Bancshares, Inc.	5,826	89,080
OceanFirst Financial Corp.	5,361	101,001
Provident Financial Services, Inc.	15,571	364,362
Riverview Bancorp, Inc.	295,120	1,534,624
		7,735,097
Semiconductors — 3.1%
Advanced Energy Industries, Inc.	7,240	2,004,466
Aehr Test Systems (a)	13,142	1,041,766
Allegro MicroSystems, Inc. (a)	13,568	491,840
Ambiq Micro, Inc. (a)	21,007	1,224,918
Camtek Ltd. (a)	9,463	1,268,042
Cirrus Logic, Inc. (a)	3,525	386,023
Cohu, Inc. (a)	58,438	2,693,992
FormFactor, Inc. (a)	18,184	1,829,492
inTEST Corp. (a)	97,960	1,057,968
Kulicke & Soffa Industries, Inc.	6,419	513,905
MKS, Inc.	1,371	351,305
Monolithic Power Systems, Inc.	1,952	2,474,687
Onto Innovation, Inc. (a)	7,673	2,050,302
Ouster, Inc. (a)	23,512	809,753
Photronics, Inc. (a)	7,595	213,723
Power Integrations, Inc.	6,328	325,133
Semtech Corp. (a)	11,055	1,469,873
Silicon Motion Technology Corp. - ADR	10,669	2,633,536
SiTime Corp. (a)	2,542	1,437,298
Ultra Clean Holdings, Inc. (a)	23,025	1,561,786
Veeco Instruments, Inc. (a)	3,472	153,810
		25,993,618
Software — 4.4%
ACI Worldwide, Inc. (a)	15,290	814,651
Agilysys, Inc. (a)	9,579	1,115,091
Asure Software, Inc. (a)	243,790	2,223,365
AvePoint, Inc. (a)	108,292	1,507,425
BlackBerry Ltd. (a)	102,924	838,830
Box, Inc., Class A - Class A (a)	18,401	658,388

	Shares	Value
Software — (Continued)
Carlsmed, Inc. (a)	88,416	$1,440,297
Commvault Systems, Inc. (a)	10,679	1,468,576
Ethos Technologies, Inc. - Class A (a)	44,598	1,620,245
Fastly, Inc. - Class A (a)	195,738	4,460,869
Five9, Inc. (a)	78,192	2,702,315
Genasys, Inc. (a)	568,340	824,093
Genius Sports Ltd. (a)	243,635	1,807,772
Gitlab, Inc. - Class A (a)	23,153	1,077,541
Global-e Online Ltd. (a)	37,559	1,402,829
JFrog Ltd. (a)	9,210	921,645
LiveRamp Holdings, Inc. (a)	2,185	82,418
Navan, Inc. - Class A (a)	32,280	938,057
Pagerduty, Inc. (a)	43,787	619,148
Planet Labs PBC (a)	26,067	517,430
Porch Group, Inc. (a)	164,236	2,790,370
Procore Technologies, Inc. (a)	6,369	399,464
Progress Software Corp. (a)	5,306	245,508
Red Violet, Inc. (a)	19,571	1,431,814
ServiceTitan, Inc. - Class A (a)	10,172	997,263
SimilarWeb Ltd. (a)	205,587	1,909,903
Smith Micro Software, Inc. (a)	41,218	118,296
Take-Two Interactive Software, Inc. (a)	3,504	769,829
Tyler Technologies, Inc. (a)	4,534	1,687,645
		37,391,077
Telecommunications — 1.4%
Array Digital Infrastructure, Inc.	8,331	305,415
Aviat Networks, Inc. (a)	174,070	3,469,215
BlackSky Technology, Inc. (a)	44,912	1,037,467
Frequency Electronics, Inc. (a)	51,978	3,131,675
IDT Corp. - Class B	3,111	212,232
InterDigital, Inc.	869	291,141
Iridium Communications, Inc.	9,628	452,323
LightPath Technologies, Inc. - Class A (a)	81,707	821,972
NetGear, Inc. (a)	7,443	157,494
Telephone & Data Systems, Inc.	10,347	348,487
Viavi Solutions, Inc. (a)	52,206	1,894,556
		12,121,977
Toys/Games/Hobbies — 0.5%
JAKKS Pacific, Inc.	170,640	4,284,770

Transportation — 1.4%
ArcBest Corp.	26,547	3,662,690
Forward Air Corp. (a)	6,204	105,468
GXO Logistics, Inc. (a)	59,196	2,825,425
Hub Group, Inc. - Class A	26,107	1,040,886
Ituran Location and Control Ltd.	10,211	520,353
Knight-Swift Transportation Holdings, Inc.	1,873	128,319

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Concluded)

As of August 31, 2026

	Shares	Value
Transportation — (Continued)
Marten Transport Ltd.	7,327	$105,655
PAMT CORP (a)	76,070	922,729
Saia, Inc. (a)	7,013	2,490,527
Scorpio Tankers, Inc.	4,242	334,524
		12,136,576
Water — 0.0% (d)
American States Water Co.	1,758	156,972
California Water Service Group	1,969	98,391
		255,363
TOTAL COMMON STOCKS (Cost $489,123,933)		792,794,202

TOTAL INVESTMENTS — 93.6% (Cost $489,123,933)		792,794,202
Other Assets in Excess of Liabilities — 6.4%		54,451,497
TOTAL NET ASSETS — 100.0%		$847,245,699

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC – Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(c)	Rounds to zero.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

August 31, 2026

ASSETS:
Investments, at value	$792,794,202
Cash and cash equivalents	52,391,757
Receivable for investments sold	3,967,074
Dividends receivable	304,132
Interest receivable	118,229
Dividend tax reclaims receivable	2,267
Prepaid expenses and other assets	84,095
Total assets	849,661,756

LIABILITIES:
Payable for investments purchased	1,073,801
Payable for advisory and sub-advisory fees	644,837
Payable for fund shares redeemed	504,550
Payable for expenses and other liabilities	192,869
Total liabilities	2,416,057
NET ASSETS	$847,245,699

NET ASSETS CONSIST OF:
Paid-in capital	$455,505,104
Total distributable earnings	391,740,595
Total net assets	$847,245,699

Net assets	$847,245,699
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	37,165,610
Net asset value per share	$22.80

COST:
Investments, at cost	$489,123,933

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE Year ENDED August 31, 2026

INVESTMENT INCOME:
Dividend income	$6,014,791
Less: dividend withholding taxes	(19,778)
Interest income	1,220,179
Total investment income	7,215,192

EXPENSES:
Advisory and sub-advisory fees	5,512,407
Transfer agent fees	209,341
Fund administration and accounting fees	162,622
Directors fees	66,309
Officer fees	62,367
Legal fees	54,040
Custodian fees	50,667
Federal and state registration fees	38,942
Audit fees	31,260
Reports to shareholders	7,906
Other expenses and fees	46,255
Total expenses	6,242,116
NET INVESTMENT INCOME	973,076

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	110,455,992
Net realized gain (loss)	110,455,992
Net change in unrealized appreciation (depreciation) on:
Investments	85,067,489
Net change in unrealized appreciation (depreciation)	85,067,489
Net realized and unrealized gain (loss)	195,523,481
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$196,496,557

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$973,076	$1,655,753
Net realized gain (loss)	110,455,992	47,324,752
Net change in unrealized appreciation (depreciation)	85,067,489	28,568,138
Net increase (decrease) in net assets from operations	196,496,557	77,548,643

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(59,820,239)	(20,686,719)
Total distributions to shareholders	(59,820,239)	(20,686,719)

CAPITAL TRANSACTIONS:
Shares sold	65,255,370	52,119,089
Shares issued from reinvestment of distributions	52,757,376	18,720,449
Shares redeemed	(110,554,788)	(28,485,844)
Net increase (decrease) in net assets from capital transactions	7,457,958	42,353,694

NET INCREASE (DECREASE) IN NET ASSETS	144,134,276	99,215,618

NET ASSETS:
Beginning of the year	703,111,423	603,895,805
End of the year	$847,245,699	$703,111,423

SHARES TRANSACTIONS
Shares sold	3,204,902	3,008,317
Shares issued from reinvestment of distributions	2,773,784	975,532
Shares redeemed	(5,312,580)	(1,594,066)
Total increase (decrease) in shares outstanding	666,106	2,389,783

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$19.26	$17.70	$15.26	$14.39	$21.47

INVESTMENT OPERATIONS:
Net investment income(a)	0.03	0.05	0.07	0.07	0.02
Net realized and unrealized gain (loss) on investments (b)	5.24	2.12	2.46	0.85	(2.88)
Total from investment operations	5.27	2.17	2.53	0.92	(2.86)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.20)	(0.09)	(0.05)	—
Net realized gains	(1.71)	(0.41)	—	—	(4.22)
Total distributions	(1.73)	(0.61)	(0.09)	(0.05)	(4.22)
Net asset value, end of year	$22.80	$19.26	$17.70	$15.26	$14.39
TOTAL RETURN (c)	29.15%	12.25%	16.72%	6.40%	(16.93)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$847,246	$703,111	$603,896	$482,440	$441,478
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.82%	0.84%
Ratio of net investment income (loss) to average net assets	0.13%	0.26%	0.43%	0.50%	0.10%
Portfolio turnover rate	78%	71%	58%	56%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2026

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below), in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Fund has designated Altair Advisers, LLC, the Fund’s investment adviser (“Altair” or the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

14

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$792,794,202	$—	$0	(a)	$792,794,202
Total Investments	$792,794,202	$—	0	(a)	$792,794,202

(a)	Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund

15

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (the “Sub-Advisers”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser’s investment team is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to the supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate of 0.70% based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. This amount is included in Investment advisory and sub-advisory fees on the Statement of Operations.

16

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
Adara Smaller Companies Fund	$576,540,823	$631,611,007

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
Adara Smaller Companies Fund	$494,360,042	$319,249,145	$(20,814,985)	$298,434,160

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

August 31, 2026

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS
Adara Smaller Companies Fund	$13,225,494	$80,080,941	$298,434,160	$391,740,595

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2026 and August 31, 2025 was as follows:

FUND	YEAR ENDED	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Adara Smaller Companies Fund	2026	$10,311,759	$49,508,480	$59,820,239
	2025	$7,539,135	$13,147,584	$20,686,719

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026.

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2026, the Fund had no short-term or long-term capital loss carryforwards.

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

18

ADARA SMALLER COMPANIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Adara Smaller Companies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Adara Smaller Companies Fund (one of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Altair Advisers, LLC since 2015.

19

ADARA SMALLER COMPANIES FUND

SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the current fiscal period, the following dividends and distributions were paid by the Fund:

Ordinary income	long-term gains
$10,311,759	$49,508,480

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the current fiscal period are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Adara Smaller Companies Fund	21.27%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Fund is as follows:

Adara Smaller Companies Fund	20.39%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Adara Smaller Companies Fund	92.35%

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

20

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

INFORMATION ON Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

21

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited) (Continued)

APPROVAL OF PACIFIC RIDGE SUB-ADVISORY AGREEMENT

In considering the Pacific Ridge Sub-Advisory Agreement, the Board took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, including at the meeting on April 14, 2026 at which the Interim Agreement was considered and approved, the presentations made during the meeting held on May 12-13, 2026 (the “Meeting”), and the discussions held during the Meeting. The directors reviewed these materials with management of Altair and discussed the Pacific Ridge Sub-Advisory Agreement with counsel in executive sessions at which no representatives of Altair or Pacific Ridge were present. The directors considered whether approval of the Pacific Ridge Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders, and the overall fairness of the Pacific Ridge Sub-Advisory Agreement. The directors noted their familiarity with Pacific Ridge given Pacific Ridge’s historical service as a Sub-Adviser to the Fund and discussed the extent to which shareholders were likely to benefit from the continuity of portfolio management offered under the Pacific Ridge Sub-Advisory Agreement.

Among other things, the Board considered (i) the nature, extent, and quality of services provided to the Fund by Pacific Ridge; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Pacific Ridge’s investment philosophies and processes; (iv) Pacific Ridge’s assets under management and client descriptions; (v) Pacific Ridge’s trade execution and trade allocation policies; (vi) Pacific Ridge’s advisory fee arrangements and other similarly managed accounts, as applicable; (vii) Pacific Ridge’s compliance procedures; (viii) Pacific Ridge’s financial information, including the anticipated effect, if any, of the change of control on the operations of Pacific Ridge; (ix) the extent to which economies of scale are relevant to the Fund; and (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark for the year ended December 31, 2025. The Board also considered the fees payable to Pacific Ridge under the proposed Pacific Ridge Sub-Advisory Agreement and the services to be provided by Pacific Ridge.

After reviewing the information regarding Pacific Ridge’s costs, profitability and economies of scale, and after considering the services to be provided by Pacific Ridge, the Board concluded that the sub-advisory fees to be paid by the Fund to Pacific Ridge were fair and reasonable, that the Pacific Ridge Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and did not involve a conflict of interest from which Altair would derive an inappropriate advantage, and that the Pacific Ridge Sub-Advisory Agreement should be approved for an initial period ending August 16, 2027.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Altair and the Company on behalf of Adara Smaller Companies Fund (for this section only, the “Fund”), and (2) the renewal of the sub-advisory agreements (together, the “Sub-Advisory Agreements”) among the Company, Altair, and each of Aperio Group, LLC, Driehaus Capital Management, LLC, Pier Capital, LLC, and River Road Asset Management, LLC (collectively, the “Sub-Advisers”) with respect to the Fund, at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and each Sub-Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Altair and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement with respect to the Fund, and the renewal and approval of the Sub-Advisory Agreements among the Company, Altair and the Sub-Advisers with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout

22

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited) (Concluded)

the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Altair, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Altair or the Sub-Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Altair and each Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Altair’s and the Sub-Advisers’ investment philosophies and processes; (iv) Altair’s and the Sub-Advisers’ assets under management and client descriptions; (v) Altair’s and the Sub-Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Altair’s and the Sub-Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Altair’s and the Sub-Advisers’ compliance procedures; (viii) Altair’s and the Sub-Advisers’ financial information and insurance coverage, as applicable, and Altair’s profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Altair and each Sub-Adviser. The Directors concluded that Altair and each Sub-Adviser had substantial resources to provide services to the Fund, and that Altair’s and the Sub-Advisers’ services had been acceptable.

The Directors also considered the investment performance of the Fund, noting that the Fund had outperformed its benchmark, the Russell 2000 Total Return Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement and Sub-Advisory Agreements. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios was compared to similar information for its Peer Group. The Directors noted that the Fund’s net advisory fee equaled the median and in the 3rd quintile of its Peer Group and the Fund’s total net expenses were below the median and in the 1st quintile (least expensive) of its Peer Group. The Directors considered that the Fund does not pay a contractual management fee to Altair, but instead reimburses for out-of-pocket expenses in connection with its compliance monitoring of the Fund’s trading, up to 0.01% of the Fund’s average daily net assets. The Directors also considered the fees payable to each Sub-Adviser under the applicable Sub-Advisory Agreement.

After reviewing the information regarding Altair’s and the Sub-Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Altair and the Sub-Advisers, the Directors concluded that the reimbursement to be made by the Fund to Altair and the sub-advisory fees to be paid to each Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreements should be approved and continued for an additional one-year period ending August 16, 2027.

23

Investment Adviser
Altair Advisers, LLC
225 West Washington Street, Suite 2400
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

ANNUAL FINANCIAL STATEMENTS

August 31, 2026

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

Schedule of Investments

AUGUST 31, 2026

Sector Classification as of August 31, 2026	Value	% of Net Assets
Financials	$183,353,852	21.4%
Information Technology	161,038,911	18.8
Industrials	135,996,608	15.9
Health Care	59,313,841	6.9
Materials	56,596,846	6.6
Energy	53,176,916	6.2
Consumer Discretionary	41,216,024	4.8
Consumer Staples	33,901,196	3.9
Communication Services	32,425,452	3.8
Utilities	15,281,243	1.8
Real Estate	2,859,463	0.3
Other Assets in Excess of Liabilities	82,331,547	9.6
	$857,491,899	100.0%

The accompanying notes are an integral part of the financial statements.

1

AQUARIUS INTERNATIONAL FUND

Schedule of Investments

as of August 31, 2026

	Shares	Value
COMMON STOCKS — 90.0%
Argentina — 0.0% (a)
Grupo Financiero Galicia SA - ADR	8,777	$383,994

Australia — 1.7%
ANZ Group Holdings Ltd.	5,980	159,121
Aristocrat Leisure Ltd.	1,883	81,874
ASX, Ltd.	1,716	69,016
Bendigo & Adelaide Bank Ltd.	12,614	96,860
BHP Group Ltd. - ADR	5,731	538,255
BHP Group Ltd.	123,606	5,813,396
BlueScope Steel Ltd.	6,357	141,220
Brambles Ltd.	3,197	44,746
CAR Group Ltd.	9,375	185,439
Cochlear Ltd.	1,316	126,034
Coles Group Ltd.	3,923	67,520
Commonwealth Bank Of Australia	6,321	722,365
Computershare Ltd.	2,023	57,597
CSL Ltd. - ADR	6,056	185,071
Endeavour Group Ltd.	2,137	4,803
Evolution Mining Ltd.	9,558	101,805
Fortescue Ltd.	5,658	71,621
Goodman Group	9,201	182,450
GPT Group	9,864	33,192
Lottery Corp. Ltd.	8,950	31,910
Macquarie Group Ltd.	745	133,599
Macquarie Group, Ltd. - ADR	903	161,375
Mirvac Group	19,373	25,245
National Australia Bank Ltd. - ADR	11,208	153,998
National Australia Bank Ltd.	7,689	212,212
Northern Star Resources Ltd.	6,485	109,634
Orica Ltd.	5,536	88,035
Pro Medicus Ltd.	626	80,188
Qantas Airways Ltd.	8,392	56,396
QBE Insurance Group Ltd.	3,568	56,735
REA Group Ltd.	598	75,933
Santos Ltd.	19,946	116,322
Scentre Group	14,492	37,240
SEEK Ltd.	4,272	44,883
SGH Ltd.	2,016	57,085
Sonic Healthcare Ltd.	54,659	766,091
South32 Ltd.	44,192	162,593
Stockland	11,630	36,305
Suncorp Group Ltd.	15,828	213,565
Transurban Group	6,702	68,587
Washington H Soul Pattinson & Co. Ltd. Old	2,269	72,251
Wesfarmers Ltd.	4,523	257,052
Westpac Banking Corp.	11,015	272,218
WiseTech Global Ltd.	3,007	86,678

	Shares	Value
Australia — 1.7% (Continued)
Woodside Energy Group Ltd.	118,673	$2,761,127
Woolworths Group Ltd.	4,642	133,946
		14,953,588
Austria — 0.4%
ANDRITZ AG	18,612	1,803,494
BAWAG Group AG (b)	520	108,465
Erste Group Bank AG	9,788	1,375,734
OMV AG	4,843	386,885
		3,674,578
Belgium — 0.6%
Ageas SA NV	2,481	217,509
Anheuser-Busch InBev SA NV	48,755	3,858,179
Anheuser-Busch InBev SA/NV - ADR	3,683	291,325
Argenx SE - ADR (c)	312	321,878
D’ieteren Group	282	58,509
Elia Group SA/NV	1,009	150,220
Groupe Bruxelles Lambert SA	635	54,464
KBC Group NV	799	121,577
Lotus Bakeries NV	6	88,898
Sofina SA	192	55,035
Syensqo SA	373	35,176
UCB SA	810	202,763
Warehouses De Pauw CVA	3,980	97,066
		5,552,599
Bermuda — 0.9%
Everest Group Ltd.	5,904	2,211,933
Hiscox Ltd.	234,711	5,807,040
		8,018,973
Brazil — 1.8%
Axia Energia SA - ADR	6,734	68,485
Axia Energia SA - ADR (c)	1,768	18,122
Banco BTG Pactual SA	140,000	1,482,259
Banco do Brasil SA - ADR	22,592	92,853
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	56,680	275,465
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	176,957	859,248
Direcional Engenharia SA	200,214	430,834
Itau Unibanco Holding SA - ADR	21,845	166,240
Localiza Rent a Car SA - ADR	4,006	26,800
MBRF Global Foods Co. SA - ADR	19,164	65,541
NU Holdings Ltd. - Class A (c)	89,739	1,305,702
Petroleo Brasileiro SA - Petrobras - ADR	87,934	1,701,523
PRIO SA (c)	491,900	5,914,325
Telefonica Brasil SA - ADR	13,700	158,098
TIM SA	426,500	1,538,398
Ultrapar Participacoes SA - ADR	8,959	59,667

The accompanying notes are an integral part of the financial statements.

2

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

As of August 31, 2026

	Shares	Value
Brazil — 1.8% (Continued)
Vale SA - ADR	58,645	$884,953
XP, Inc. - Class A	5,273	96,127
		15,144,640
Canada — 3.8%
Agnico Eagle Mines Ltd.	1,913	388,549
Alimentation Couche-Tard, Inc.	4,012	241,626
Allied Gold Corp. (c)	87,911	2,072,897
Bank Montreal	2,588	440,762
Bank of Nova Scotia	3,619	331,717
Barrick Mining Corp.	6,196	277,767
BCE, Inc.	2,343	55,271
Brookfield Corp.	5,038	207,666
CAE, Inc. (c)	1,578	38,124
Cameco Corp.	3,460	341,710
Canadian Imperial Bank of Commerce	2,982	338,517
Canadian National Railway Co.	3,433	428,267
Canadian Natural Resources Ltd.	11,652	583,416
Canadian Pacific Kansas City Ltd.	2,584	239,511
Celestica, Inc. (c)	359	107,485
CGI, Inc.	239	17,985
Constellation Software, Inc./Canada	48	108,704
Dollarama, Inc.	1,231	155,497
Enbridge, Inc.	6,869	347,365
Fairfax Financial Holdings Ltd.	93	151,639
Fortis, Inc.	6,019	332,128
Franco-Nevada Corp.	1,038	273,150
GFL Environmental, Inc.	2,492	105,387
Gildan Activewear, Inc.	5,757	300,112
Imperial Oil Ltd.	2,792	366,701
Intact Financial Corp.	780	150,980
Kinross Gold Corp.	22,012	674,043
Kinross Gold Corp.	3,369	103,361
Magna International, Inc.	3,010	197,366
Manulife Financial Corp.	6,860	290,933
Methanex Corp.	80,262	4,731,445
National Bank of Canada	1,838	282,036
Nutrien Ltd.	71,474	5,391,170
Nutrien Ltd.	1,238	93,506
Pan American Silver Corp.	11,581	601,285
Pembina Pipeline Corp.	2,696	131,295
Royal Bank Canada	4,849	989,923
Shopify, Inc. - Class A (c)	4,561	672,155
South Bow Corp.	584	22,058
Sun Life Financial, Inc.	2,753	215,780
Suncor Energy, Inc.	1,529	102,168
TC Energy Corp.	5,100	318,903
Teck Resources Ltd. - Class B	8,215	559,606
Teck Resources Ltd. - Class B	86,223	5,879,675
Thomson Reuters Corp.	1,345	144,345
Toronto-Dominion Bank	6,970	842,743

	Shares	Value
Canada — 3.8% (Continued)
Wheaton Precious Metals Corp.	9,717	$1,465,615
WSP Global, Inc.	679	92,227
		32,204,571
Chile — 0.1%
Antofagasta PLC	8,790	468,990
Cia Cervecerias Unidas SA - ADR	4,167	49,088
Sociedad Quimica y Minera de Chile SA - ADR	1,515	119,700
		637,778
China — 4.7%
AAC Technologies Holdings, Inc.	32,000	181,095
Advanced Micro-Fabrication Equipment, Inc. China - Class A	32,619	1,755,011
Air China Ltd. - Class H (c)	74,000	35,409
Akeso, Inc. (b)(c)	5,000	57,279
Anhui Yingliu Electromechanical Co. Ltd. - Class A	50,559	332,490
ANTA Sports Products Ltd.	5,561	54,964
Asymchem Laboratories Tianjin Co. Ltd. - Class A	25,500	613,392
Bilibili, Inc. - ADR (c)	4,363	70,506
BYD Co. Ltd. - Class H	22,000	242,833
BYD Electronic International Co. Ltd.	23,500	80,713
China Coal Energy Co. Ltd. - Class H	44,000	68,199
China Conch Environment Protection Holdings Ltd. (c)	21,500	727
China Construction Bank Corp. - Class H	200,000	241,766
China International Capital Corp. Ltd. - Class H (b)	338,000	969,624
China Jushi Co. Ltd. - Class A	83,900	547,500
China Life Insurance Co. Ltd. - Class H	26,000	100,028
China Merchants Bank Co. Ltd. - Class H	17,063	110,633
China Pacific Insurance Group Co. Ltd. - Class H	40,400	155,441
China Resources Mixc Lifestyle Services Ltd. (b)	13,600	67,674
China Shenhua Energy Co. Ltd. - Class H	39,000	230,344
CITIC Securities Co. Ltd. - Class H	16,000	55,739
Contemporary Amperex Technology Co. Ltd. - Class A	110,205	5,955,331
Guotai Haitong Securities Co. Ltd. - Class H (b)	33,400	64,677
H World Group Ltd. - ADR	1,879	88,914
Haitian International Holdings Ltd.	31,000	71,363
Hansoh Pharmaceutical Group Co. Ltd. (b)	16,000	71,879

The accompanying notes are an integral part of the financial statements.

3

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2026

	Shares	Value
China — 4.7% (Continued)
Hua Hong Grace Semiconductor Ltd. - Class H (b)(c)	20,000	$312,520
Industrial & Commercial Bank of China Ltd. - Class H	2,531,000	2,437,719
Innovent Biologics, Inc. (b)(c)	279,500	3,686,570
JD Health International, Inc. (b)(c)	17,300	80,084
JD.com, Inc. - ADR	5,286	149,277
Kanzhun Ltd. - ADR	5,764	100,063
KE Holdings, Inc. - ADR	4,582	78,765
Lenovo Group Ltd.	430,000	1,647,460
Meituan - ADR (c)	10,129	202,377
Midea Group Co. Ltd. - Class H	7,800	100,645
NAURA Technology Group Co. Ltd. - Class A	12,700	1,321,777
NetEase, Inc. - ADR	2,660	323,935
New China Life Insurance Co. Ltd. - Class H	45,800	270,242
New Oriental Education & Technology Group, Inc. - ADR	2,260	130,402
Nongfu Spring Co. Ltd. - Class H (b)	9,600	52,452
PICC Property & Casualty Co. Ltd. - Class H	128,000	277,241
Ping An Insurance Group Co. of China Ltd. - Class H	24,500	175,728
Pony AI, Inc. - ADR (c)	9,630	68,277
Pop Mart International Group Ltd. (b)	3,200	63,519
RLX Technology, Inc. - ADR	23,295	42,630
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	57,681
Sieyuan Electric Co. Ltd. - Class A	20,700	431,035
Sinopharm Group Co. Ltd. - Class H	36,400	71,724
Sinotruk Hong Kong Ltd.	19,500	99,833
Sunac Services Holdings Ltd. (b)	619	66
TAL Education Group - ADR (c)	7,594	89,154
Tencent Holdings Ltd. - ADR	20,042	1,146,202
Tencent Holdings Ltd.	178,130	10,230,929
Tencent Music Entertainment Group - ADR	24,225	200,341
Tsingtao Brewery Co. Ltd. - Class H	10,000	51,889
Weichai Power Co. Ltd. - Class H	267,000	1,078,561
WuXi AppTec Co. Ltd. - Class H (b)	90,400	2,177,069
Wuxi Biologics Cayman, Inc. (b)(c)	17,000	105,435
Xiaomi Corp. - ADR (c)	14,166	247,338
XPeng, Inc. - ADR (c)	2,396	27,219
Yangzijiang Shipbuilding Holdings Ltd.	26,600	101,046
Yum China Holdings, Inc.	1,411	62,945
Zijin Mining Group Co. Ltd. - Class H	24,000	111,909
ZTE Corp. - Class H	16,600	50,252
		40,085,842

	Shares	Value
Colombia — 0.0% (a)
Grupo Cibest SA - ADR	1,414	$135,914

Denmark — 2.1%
AP Moller - Maersk AS - Class B	28	93,718
Carlsberg A/S - Class B	1,277	174,929
Danske Bank AS	128,087	7,404,019
Demant AS (c)	66,606	2,979,404
DSV AS - ADR	826	86,846
DSV AS	13,788	2,897,221
Genmab AS (c)	372	122,935
Novo Nordisk AS - ADR	12,898	584,666
Novo Nordisk AS	76,964	3,485,544
Novonesis Novozymes B	1,601	115,022
Vestas Wind Systems AS	3,196	105,982
		18,050,286
Finland — 1.0%
Elisa OYJ	424	17,295
Fortum Oyj	2,493	59,967
Kone Oyj - Class B	1,920	117,437
Mandatum Oyj	2,616	19,252
Neste Oyj	2,862	106,902
Nokia Oyj	172,128	1,750,631
Nordea Bank Abp	92,333	1,886,072
Nordea Bank Abp	93	1,898
Orion Oyj - Class B	672	61,651
Sampo Oyj	402,555	4,536,580
Wartsila OYJ Abp	2,624	84,762
		8,642,447
France — 3.3%
Air Liquide SA - ADR	2,356	92,599
Air Liquide SA	21,230	4,176,433
AXA SA	3,534	176,455
BioMerieux	235	20,441
BNP Paribas SA	3,223	383,722
Bouygues SA	2,565	131,421
Bureau Veritas SA	86,835	2,748,065
Canal+ SA	3,398	11,958
Cie de Saint-Gobain SA	1,475	133,686
Cie Generale des Etablissements Michelin SCA	152,012	6,168,332
Danone SA	3,796	283,082
Dassault Aviation SA	263	86,703
Dassault Systemes SE - ADR	2,564	67,869
Eiffage SA	428	54,053
Engie SA - ADR	8,968	256,575
Essilor International Cie Generale d’Opitque SA	608	112,831
Getlink SE	1,582	34,616
Havas NV	340	7,229
Hermes International SCA	80	146,352
Ipsen SA	10,329	1,956,216

The accompanying notes are an integral part of the financial statements.

4

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2026

	Shares	Value
France — 3.3% (Continued)
Kering SA	247	$72,784
Legrand SA	1,347	213,715
L’Oreal SA - ADR	3,400	303,178
L’Oreal SA	335	149,161
Louis Hachette Group	3,398	7,056
LVMH Moet Hennessy Louis Vuitton SE - ADR	1,790	187,735
LVMH Moet Hennessy Louis Vuitton SE	493	258,466
Orange SA	13,221	236,572
Pernod Ricard SA - ADR	5,775	86,163
Publicis Groupe SA	2,188	256,665
Safran SA	1,248	487,768
Sanofi SA - ADR	5,762	255,602
Schneider Electric SE - ADR	4,025	275,230
Schneider Electric SE	1,256	429,904
Societe Generale SA	2,392	201,493
SPIE SA	29,964	1,513,757
Thales SA	709	201,090
TotalEnergies SE	7,259	641,042
Unibail-Rodamco-Westfield	938	106,097
Vallourec SACA	213,366	4,641,553
Vinci SA - ADR	1,124	36,789
Vinci SA	2,155	282,538
		27,892,996
Germany — 3.1%
Adidas AG	487	85,297
Allianz SE - ADR	4,740	246,859
Allianz SE	877	457,368
Aumovio SE (c)	261	11,138
BASF SE	2,932	180,010
Bayer AG	2,559	145,652
Bayerische Motoren Werke AG - ADR	3,309	79,085
Beiersdorf AG	1,080	98,880
Commerzbank AG	18,102	842,222
Covestro AG (b)(c)	695	48,437
Daimler AG	3,623	198,271
Daimler Truck Holding AG	1,811	98,071
Delivery Hero SE (b)(c)	1,653	70,203
Deutsche Bank AG	8,776	351,567
Deutsche Boerse AG - ADR	2,810	93,854
Deutsche Boerse AG	16,514	5,518,461
Deutsche Telekom AG - ADR	5,690	188,111
Deutsche Telekom AG	5,469	179,731
DHL AG - ADR	3,206	104,214
E.ON SE	7,701	159,022
Fresenius Medical Care AG	918	42,006
Fresenius SE & Co. KGaA	1,112	58,220
Hannover Rueck SE	421	125,804
Heidelberg Materials AG	15,562	2,966,186
Henkel AG & Co. KGaA	608	49,684

	Shares	Value
Germany — 3.1% (Continued)
Infineon Technologies AG	2,496	$162,707
KION Group AG	1,235	63,300
Knorr-Bremse AG	679	83,022
Merck KGaA	587	94,484
MTU Aero Engines AG - ADR	562	114,704
MTU Aero Engines AG	5,001	2,039,141
Muenchener Rueckversicherungs-Gesellschaft AG	383	230,217
Rheinmetall AG - ADR	440	113,626
Rheinmetall AG	516	664,313
RWE AG	3,207	218,131
SAP SE - ADR	3,821	844,021
Schaeffler AG	1,003	8,582
Siemens AG	18,701	6,199,531
Siemens Energy AG - ADR	1,840	60,849
Siemens Energy AG	6,021	991,703
Zalando SE (b)(c)	81,218	2,310,899
		26,597,583
Greece — 0.2%
GEK TERNA SA	10,364	559,984
National Bank of Greece SA	61,619	1,204,251
		1,764,235
Hong Kong — 1.8%
AIA Group Ltd. - ADR	7,624	295,277
Alibaba Group Holding Ltd. - ADR	5,994	683,436
Alibaba Group Holding Ltd.	406,300	5,807,964
BOC Hong Kong Holdings Ltd.	28,000	187,809
China Merchants Port Holdings Co. Ltd.	60,000	122,982
China Resources Power Holdings Co. Ltd.	14,000	33,447
CK Asset Holdings Ltd.	8,500	48,998
CK Hutchison Holdings Ltd.	173,500	1,549,217
CK Infrastructure Holdings Ltd.	8,000	66,490
CLP Holdings Ltd.	20,000	200,497
Futu Holdings Ltd. - ADR	852	104,063
Galaxy Entertainment Group Ltd.	13,000	56,508
Geely Automobile Holdings, Ltd.	31,000	69,417
Henderson Land Development Co. Ltd.	23,000	78,545
HKT Trust & HKT Ltd.	54,000	84,046
Hong Kong Exchanges & Clearing Ltd.	580	31,358
Hongkong Land Holdings Ltd.	7,900	64,338
Jardine Matheson Holdings, Ltd.	4,800	282,594
MTR Corp. Ltd.	16,500	67,953
Power Assets Holdings Ltd.	11,000	84,455
Prudential PLC	126,094	1,715,012
Sun Hung Kai Properties Ltd.	9,000	132,931
Swire Pacific Ltd. - Class A	4,000	54,313

The accompanying notes are an integral part of the financial statements.

5

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2026

	Shares	Value
Hong Kong — 1.8% (Continued)
Techtronic Industries Co. Ltd.	131,500	$2,261,590
WH Group Ltd. (b)	52,500	49,558
Wharf Holdings Ltd.	14,000	33,572
Zijin Gold International Co. Ltd.	63,200	1,217,695
		15,384,065
Hungary — 0.3%
OTP Bank, PLC	17,304	2,488,881

India — 2.3%
Adani Ports & Special Economic Zone Ltd.	92,053	1,538,415
Axis Bank Ltd.	21,270	289,966
Bajaj Finance Ltd.	250,618	2,778,711
Bharti Airtel Ltd.	34,437	654,599
BSE Ltd.	34,505	1,187,351
Dr Reddy’s Laboratories Ltd. - ADR	40,549	491,859
Eternal Ltd. (c)	176,658	607,775
GMR Airports Ltd. (c)	958,813	941,775
HDFC Bank Ltd. - ADR	1	23
HDFC Bank Ltd.	330,924	2,458,435
Hindustan Aeronautics Ltd.	10,800	544,402
Hindustan Copper Ltd.	121,016	666,739
ICICI Bank Ltd. - ADR	92,448	2,806,721
Infosys Ltd. - ADR	68,332	824,084
Lodha Developers Ltd. (b)	65,502	823,811
Reliance Industries Ltd.	72,870	976,464
State Bank of India	114,920	1,277,534
TVS Motor Co. Ltd.	23,839	1,085,265
Wipro Ltd. - ADR	114,286	211,429
		20,165,358
Indonesia — 0.0% (a)
Astra International Tbk PT - ADR	3,615	19,376
Bank Central Asia Tbk PT - ADR	17,973	163,195
Bank Mandiri Persero Tbk PT - ADR	5,529	52,636
United Tractors Tbk PT - ADR	2,302	63,073
		298,280
Ireland — 2.3%
AerCap Holdings NV	25,364	3,701,622
AIB Group PLC	685,387	8,720,783
Aon PLC - Class A	14,729	4,735,668
DCC Energy PLC	452	38,828
Experian PLC	6,407	260,815
ICON PLC (c)	10,282	1,696,427
Kerry Group PLC - ADR	841	82,168
Kingspan Group PLC	554	65,870
PDD Holdings, Inc. - ADR (c)	2,511	210,924
		19,513,105
Israel — 0.6%
Check Point Software Technologies Ltd. (c)	499	69,316

	Shares	Value
Israel — 0.6% (Continued)
Elbit Systems Ltd.	666	$466,540
ICL Group Ltd.	12,592	72,026
Nova Ltd. (c)	489	170,392
Teva Pharmaceutical Industries Ltd. - ADR (c)	3,884	140,018
Tower Semiconductor Ltd. (c)	19,420	3,982,071
		4,900,363
Italy — 3.0%
Banca Mediolanum SpA	4,414	123,253
Banca Monte dei Paschi di Siena SpA	7,266	97,640
Buzzi SpA	1,220	58,113
Enel SpA	400,849	4,383,425
Eni SpA	9,979	272,780
Ferrari NV	642	271,309
Ferrari NV	141	59,695
FinecoBank Banca Fineco SpA	180,812	4,977,413
Generali	2,915	150,798
Intesa Sanpaolo	31,407	247,430
Iveco Group NV	1,324	21,439
Leonardo SpA	85,636	5,144,820
Mediobanca Banca di Credito Finanziario SpA	3,974	129,393
Prysmian SpA	1,129	157,808
Recordati SPA	78,954	4,817,894
Saipem SpA	733,878	3,904,181
Terna - Rete Elettrica Nazionale	5,022	56,795
UniCredit SpA	5,035	491,416
		25,365,602
Japan — 12.2%
Advantest Corp.	2,400	502,290
Aeon Co. Ltd.	15,600	132,508
Aisin Corp.	3,300	46,283
Ajinomoto Co., Inc.	3,000	100,855
Asahi Kasei Corp.	177,400	1,815,853
Bandai Namco Holdings, Inc.	2,400	85,960
BayCurrent, Inc.	98,800	5,070,046
Bridgestone Corp.	6,600	170,505
Canon, Inc.	2,700	78,753
Chiba Bank Ltd.	4,900	85,984
Chugai Pharmaceutical Co. Ltd.	50,700	2,194,533
Daifuku Co. Ltd.	1,800	64,894
Daiichi Life Group, Inc.	26,768	306,154
Daiichi Sankyo Co. Ltd.	6,548	117,264
Daikin Industries Ltd.	749	96,472
Daito Trust Construction Co. Ltd.	800	16,680
Disco Corp.	400	143,598
East Japan Railway Co.	1,400	31,226
FANUC Corp.	1,700	63,701
Fast Retailing Co. Ltd.	841	379,458
FUJIFILM Holdings Corp.	5,400	113,918

The accompanying notes are an integral part of the financial statements.

6

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2026

	Shares	Value
Japan — 12.2% (Continued)
Fujikura Ltd.	8,400	$286,402
Fujitsu Ltd.	3,200	76,821
Fukuoka Financial Group, Inc.	3,000	147,309
Furukawa Electric Co. Ltd. - ADR	6,346	78,627
GMO Payment Gateway, Inc.	18,300	1,081,677
Hikari Tsushin, Inc.	8,000	2,023,630
Hirose Electric Co. Ltd.	9,200	1,484,761
Hitachi Ltd. - ADR	18,300	620,919
Hitachi Ltd.	288,305	9,787,601
Honda Motor Co. Ltd. - ADR	1,291	41,260
Hoshizaki Corp.	800	28,479
Hoya Corp. - ADR	487	74,720
Hoya Corp.	870	133,220
Ibiden Co. Ltd.	500	63,152
IHI Corp.	2,800	46,782
Inpex Corp.	6,228	153,904
ITOCHU Corp. - ADR	4,260	55,934
ITOCHU Corp.	18,500	244,006
Japan Airlines Co. Ltd.	6,100	114,645
Japan Post Bank Co. Ltd.	3,700	78,361
Japan Post Insurance Co. Ltd.	42,900	452,613
Japan Real Estate Investment Corp.	229	168,616
Japan Tobacco, Inc.	15,100	653,063
Kansai Electric Power Co., Inc.	3,700	64,904
Kao Corp.	2,600	59,195
KDDI Corp.	232,896	4,302,238
Keyence Corp.	1,000	521,046
Kioxia Holdings Corp. (c)	19,100	5,905,606
Kokusai Electric Corp.	15,600	849,029
Komatsu Ltd.	4,400	203,488
Kyocera Corp.	100,600	2,288,699
Lasertec Corp.	200	41,793
LY Corp.	14,900	51,922
Marubeni Corp.	2,800	85,663
McDonald’s Holdings Co. Japan Ltd.	2,600	131,505
MEIJI Holdings Co. Ltd.	5,100	143,295
Mitsubishi Chemical Group Corp.	170,100	1,275,472
Mitsubishi Corp.	12,300	368,586
Mitsubishi Electric Corp.	75,300	2,607,394
Mitsubishi Estate Co. Ltd.	3,100	72,972
Mitsubishi Heavy Industries Ltd.	11,300	273,827
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	1,213,348
Mitsui & Co. Ltd.	10,718	334,638
Mitsui OSK Lines Ltd.	9,000	394,166
Mizuho Financial Group, Inc.	6,800	362,226
MS&AD Insurance Group Holdings, Inc.	2,700	85,758
Murata Manufacturing Co. Ltd. - ADR	3,088	69,387
Murata Manufacturing Co. Ltd.	25,957	1,153,532
NEC Corp.	2,500	76,231

	Shares	Value
Japan — 12.2% (Continued)
Nexon Co. Ltd.	2,300	$45,529
Nintendo Co. Ltd. - ADR	10,792	150,764
Nintendo Co. Ltd.	100	5,637
Nippon Building Fund Inc.	115	90,832
Nippon Sanso Holdings Corp.	85,400	3,024,661
Nippon Steel Corp.	40,000	167,704
Nippon Yusen KK	1,500	65,959
Nisshin Seifun Group, Inc.	2,700	34,606
Nomura Research Institute Ltd.	62,600	2,073,041
NTT, Inc. - ADR	984	26,460
NTT, Inc.	1,200	1,294
Otsuka Holdings Co. Ltd.	1,000	76,690
Pan Pacific International Holdings Corp.	7,500	37,863
Panasonic Holdings Corp.	4,500	125,479
Rakus Co. Ltd.	128,800	937,991
Recruit Holdings Co. Ltd.	4,892	554,037
Renesas Electronics Corp.	245,900	5,142,650
Resona Holdings, Inc.	278,800	4,371,670
Sansan, Inc.	61,900	896,782
SBI Holdings, Inc.	5,200	107,428
SCREEN Holdings Co. Ltd.	1,400	117,807
Secom Co. Ltd.	3,500	141,665
Sekisui House Ltd.	4,000	86,248
Seven & i Holdings Co. Ltd. - ADR	2,700	34,047
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	128,419
Shin-Etsu Chemical Co. Ltd.	3,270	122,431
Shizuoka Financial Group, Inc.	3,900	89,562
SMC Corp.	8,400	3,682,070
SoftBank Corp.	28,000	41,475
SoftBank Group Corp.	12,100	389,797
Sompo Holdings, Inc.	1,800	76,691
Sony Group Corp. - ADR	24,030	590,177
Sony Group Corp.	104,800	2,589,710
Sugi Holdings Co. Ltd.	28,500	235,582
Sumitomo Corp.	16,000	178,607
Sumitomo Electric Industries, Ltd.	12,800	177,254
Sumitomo Heavy Industries Ltd.	2,000	71,659
Sumitomo Metal Mining Co. Ltd.	2,000	137,979
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	1,462,802
Sumitomo Mitsui Financial Group, Inc.	132,000	5,666,468
Sumitomo Mitsui Trust Group, Inc.	6,400	70,850
Sumitomo Realty & Development Co. Ltd.	2,600	53,931
Suzuken Co. Ltd.	27,000	869,539
Suzuki Motor Corp.	379,500	5,253,924
SWCC Corp.	23,900	2,213,385
T&D Holdings, Inc.	5,200	157,790

The accompanying notes are an integral part of the financial statements.

7

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2026

	Shares	Value
Japan — 12.2% (Continued)
Taisei Corp.	1,800	$140,938
Takeda Pharmaceutical Co. Ltd.	5,200	187,992
TDK Corp.	8,800	168,509
Toho Co. Ltd.	5,500	54,426
Tokio Marine Holdings, Inc.	5,500	264,090
Tokyo Electron Ltd. - ADR	1,572	275,619
Tokyo Electron Ltd.	1,200	420,002
Tokyo Gas Co. Ltd.	1,500	57,997
TOTO, Ltd.	97,400	3,881,217
Toyo Suisan Kaisha Ltd.	52,900	3,468,166
Toyota Motor Corp. - ADR	2,161	424,723
Toyota Motor Corp.	7,100	139,451
Toyota Tsusho Corp.	2,700	125,319
United Urban Investment Corp.	51	51,306
USS Co. Ltd.	3,400	42,402
Yokogawa Electric Corp.	2,100	66,766
Yokohama Financial Group, Inc.	11,723	142,295
		104,937,521
Luxembourg — 0.0% (a)
Eurofins Scientific SE (c)	725	61,019
Reinet Investments SCA	1,940	52,425
Tenaris SA - ADR	5,087	284,211
		397,655
Mexico — 1.7%
America Movil SAB de CV - ADR	107,685	2,481,062
Arca Continental SAB de CV	47,400	543,792
BBB Foods, Inc. - Class A (c)	9,441	458,549
Cemex SAB de CV - ADR	59,152	635,293
Coca-Cola Femsa SAB de CV - ADR	23,746	2,639,605
Fomento Economico Mexicano SAB de CV - ADR	12,319	1,483,331
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	80,768
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	120,816
Grupo Financiero Banorte SAB de CV - ADR	1,349	76,488
Grupo Financiero Banorte SAB de CV	457,900	5,191,785
Vista Energy SAB de CV - ADR (c)	12,482	891,964
Wal-Mart de Mexico SAB de CV - ADR	313	8,667
		14,612,120
Netherlands — 3.9%
ABN AMRO Bank NV	179,206	8,689,722
Adyen NV - ADR (c)	9,300	112,530
Adyen NV (b)(c)	1,104	1,337,234
Aegon Ltd.	14,288	131,640
Airbus Group SE	1,910	435,908

	Shares	Value
Netherlands — 3.9% (Continued)
ASM International NV	112	$105,332
ASML Holding NV	320	542,730
ASML Holding NV	1,368	2,320,142
BE Semiconductor Industries NV	395	89,934
Euronext NV (b)	40,451	7,658,042
Ferrovial NV	3,150	184,247
Heineken Holding NV	2,322	184,160
Heineken NV	52,865	4,463,221
ING Groep NV	7,103	251,450
Koninklijke Ahold Delhaize NV - ADR	4,031	142,980
Koninklijke Ahold Delhaize NV	118,280	4,210,939
Magnum Ice Cream Co. NV (c)	1,861	38,002
Nebius Group NV (c)	648	133,695
NN Group NV	3,039	274,750
Prosus NV	4,876	217,197
QIAGEN NV	36,775	1,587,786
QIAGEN NV	1,567	67,835
Stellantis NV (c)	5,160	28,509
Wolters Kluwer	404	33,235
		33,241,220
New Zealand — 0.0% (a)
Auckland International Airport Ltd.	13,450	70,445
Fisher & Paykel Healthcare Corp. Ltd.	6,803	178,699
Infratil Ltd.	7,199	61,454
Meridian Energy Ltd.	15,956	52,209
		362,807
Norway — 1.0%
Aker BP ASA	3,025	116,067
DNB Bank ASA	136,195	4,638,398
Equinor ASA - ADR	2,925	125,190
Equinor ASA	77,786	3,336,284
Kongsberg Maritime AS (c)	1,685	10,351
Norsk Hydro ASA	15,202	153,480
		8,379,770
Peru — 0.3%
Credicorp Ltd.	7,208	2,640,867

Philippines — 0.1%
International Container Terminal Services, Inc.	33,080	469,132
PLDT, Inc. - ADR	5,863	104,713
		573,845
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	40,095	797,573

Portugal — 0.9%
Galp Energia SGPS SA	311,046	7,784,577

The accompanying notes are an integral part of the financial statements.

8

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2026

	Shares	Value
Russia — 0.0% (a)
GMK Norilskiy Nickel PAO - ADR (c)(d)	2,034	$20
Polyus PJSC (c)(d)	17,190	0
T-Tekhnologii MKPAO - GDR (c)(d)	3,732	0
		20
Saudi Arabia — 0.1%
Saudi National Bank	102,205	1,170,385

Singapore — 0.7%
Ascendas Real Estate Investment Trust	23,000	44,286
BOC Aviation Ltd. (b)	6,200	59,278
CapitaLand Investment Ltd.	23,000	47,863
CapitaLand Mall Trust	25,715	47,845
DBS Group Holdings Ltd. - ADR	2,449	593,932
DBS Group Holdings Ltd.	52,910	3,217,535
Jardine Cycle & Carriage Ltd.	4,000	85,060
JOYY, Inc. - ADR	2,046	152,713
Keppel Ltd.	9,600	87,428
Keppel REIT	1,067	734
Oversea-Chinese Banking Corp. Ltd.	9,000	222,725
Sea Ltd. - ADR (c)	7,947	901,826
Sembcorp Industries, Ltd.	12,800	59,522
Singapore Airlines Ltd.	7,700	41,101
Singapore Exchange Ltd.	6,000	120,107
Singapore Technologies Engineering Ltd.	8,400	71,121
Singapore Telecommunications Ltd.	60,600	216,088
Trip.com Group Ltd. - ADR (c)	2,602	116,179
United Overseas Bank Ltd.	6,000	195,557
Wilmar International Ltd.	16,500	49,691
		6,330,591
South Africa — 0.5%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	67,694
Bid Corp. Ltd.	4,545	127,016
Bidvest Group Ltd.	2,568	37,283
Capitec Ltd.	5,834	1,685,816
FirstRand Ltd.	25,812	152,792
Gold Fields, Ltd. - ADR	4,549	210,937
MTN Group Ltd.	110,889	1,300,528
Naspers Ltd. - ADR	23,900	233,264
Nedbank Group Ltd. - ADR	2,666	49,161
Sanlam Ltd. - ADR	5,156	55,221
Sasol Ltd. (c)	12,990	157,718
Standard Bank Group Ltd.	9,099	179,263
Valterra Platinum Ltd.	340	29,947
		4,286,640

	Shares	Value
South Korea — 8.0%
APR Corp.	3,963	$1,341,998
Celltrion, Inc.	1,787	246,907
DB Insurance Co. Ltd.	23,834	3,144,713
Hana Financial Group, Inc.	29,345	2,915,563
Hanwha Aerospace Co. Ltd.	1,050	843,029
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,288	1,849,169
Hyundai Mobis Co. Ltd.	611	201,675
Hyundai Motor Co.	1,095	322,247
KB Financial Group, Inc. - ADR	6,431	802,524
KT Corp. - ADR	79,125	1,557,180
KT Corp.	59,121	2,308,010
KT&G Corp.	5,644	733,853
LG Chem Ltd.	462	94,202
LG Display Co. Ltd. - ADR (c)	19,836	67,244
LIG Defense&Aerospace Co. Ltd.	3,404	1,722,166
NAVER Corp.	539	85,198
NongShim Co. Ltd.	4,675	1,513,699
POSCO Holdings, Inc. - ADR	3,580	219,633
Samsung Electro-Mechanics Co. Ltd.	1,126	1,187,508
Samsung Electronics Co. Ltd.	147,854	27,912,306
Samsung Fire & Marine Insurance Co. Ltd.	1,078	521,791
Samsung Life Insurance Co. Ltd.	3,861	858,195
Shinhan Financial Group Co. Ltd. - ADR	9,162	725,356
SK hynix, Inc.	11,931	14,439,944
SK Square Co. Ltd.	1,696	1,268,003
SK Telecom Co. Ltd. - ADR	35,246	1,353,094
Woori Financial Group, Inc. - ADR	4,696	343,465
		68,578,672
Spain — 1.7%
Acciona SA	369	89,565
ACS Actividades de Construccion y Servicios SA	403	47,683
Aena SME SA (b)	2,010	61,611
Amadeus IT Group SA - ADR	1,437	97,026
Banco Bilbao Vizcaya Argentaria SA - ADR	7,661	221,863
Banco Bilbao Vizcaya Argentaria SA	97,126	2,810,091
Banco Santander SA	37,238	544,933
CaixaBank SA	301,444	4,596,374
EDP Renewables SA	5,230	82,947
Grifols SA - ADR	6,482	50,041
Iberdrola SA - ADR	1,618	150,733
Iberdrola SA	16,392	381,635
Industria de Diseno Textil SA	3,811	256,180
Naturgy Energy Group SA	132,105	4,516,191

The accompanying notes are an integral part of the financial statements.

9

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2026

	Shares	Value
Spain — 1.7% (Continued)
Repsol SA	7,844	$250,181
Telefonica SA	9,725	41,121
		14,198,175
Sweden — 0.5%
AddTech AB - Class B	2,232	78,612
Alfa Laval AB	1,251	74,885
Alleima AB	657	8,381
Assa Abloy AB - Class B	2,940	109,405
Atlas Copco AB - ADR	6,624	142,416
Atlas Copco AB - Class A	6,804	146,027
Boliden AB	2,900	170,597
Electrolux AB - Class B (c)	972	2,833
Epiroc AB	4,564	125,760
EQT AB	4,944	171,217
Essity AB - Class B	5,178	151,277
H & M Hennes & Mauritz AB - Class B	6,863	125,376
Hexagon AB - Class B	4,953	51,606
Investor AB (c)	4,947	212,838
L E Lundbergforetagen AB - Class B	2,728	167,230
Lifco AB - Class B (c)	1,921	63,431
Saab AB	19,382	1,280,837
Sandvik AB	4,260	170,686
Spotify Technology SA (c)	632	343,568
Swedish Orphan Biovitrum AB (c)	1,614	75,693
Tele2 AB - Class B	3,689	65,349
Telefonaktiebolaget LM Ericsson - Class B	5,013	50,771
Volvo AB - Class B	6,241	225,114
		4,013,909
Switzerland — 3.0%
ABB Ltd. - ADR	879	85,659
ABB Ltd.	4,533	443,896
Accelleron Industries AG	226	20,351
Alcon AG	1,673	120,556
Banque Cantonale Vaudoise (c)	429	68,796
Barry Callebaut AG	47	64,718
BKW AG	108	16,710
Chocoladefabriken Lindt & Spruengli AG	6	64,924
Cie Financiere Richemont SA - ADR	12,160	288,070
Cie Financiere Richemont SA	316	75,207
Coca-Cola HBC AG	6,702	412,122
EMS-Chemie Holding AG	143	139,664
Galderma Group AG - ADR	1,615	66,845
Galderma Group AG	334	69,256
Geberit AG	202	142,315
Givaudan SA - ADR	600	48,672
Givaudan SA	27	109,482
Helvetia Baloise Holding AG	528	139,905

	Shares	Value
Switzerland — 3.0% (Continued)
LafargeHolcim Ltd.	2,013	$176,526
Logitech International SA	444	43,818
Lonza Group AG - ADR	370	26,363
Lonza Group AG	182	129,703
Nestle SA - ADR	9,402	914,344
Nestle SA	826	80,349
Novartis AG - ADR	6,575	999,794
Novartis AG	16,301	2,479,405
Partners Group Holding AG	95	86,029
Roche Holding AG - ADR	19,824	1,064,549
Roche Holding AG	26,857	11,707,528
Sandoz Group AG - ADR	1,166	98,072
Sandoz Group AG	30,973	2,601,072
Schindler Holding AG	651	206,736
SGS SA	1,024	117,368
Sika AG	306	72,582
Sonova Holding AG	347	99,519
STMicroelectronics NV	2,229	111,762
Swiss Life Holding AG	208	235,958
Swiss Prime Site AG	798	123,293
Swiss Re AG	157	27,227
Swisscom AG	528	408,664
UBS Group AG	13,717	751,095
VAT Group AG (b)	70	51,988
Zurich Insurance Group AG - ADR	7,180	261,998
Zurich Insurance Group AG	318	232,708
		25,485,598
Taiwan — 9.2%
Accton Technology Corp.	10,000	640,227
Alchip Technologies Ltd.	4,000	513,565
ASE Technology Holding Co. Ltd. - ADR	6,033	222,919
ASE Technology Holding Co. Ltd.	148,000	2,726,272
ASPEED Technology, Inc.	9,900	5,009,349
Cathay Financial Holding Co. Ltd.	51,000	177,753
Chroma ATE, Inc.	15,000	927,177
Chunghwa Telecom Co. Ltd. - ADR	4,171	180,229
Chunghwa Telecom Co. Ltd.	200,000	857,394
CTBC Financial Holding Co. Ltd.	1,158,000	2,362,305
Delta Electronics, Inc.	105,000	6,091,553
Elite Material Co. Ltd.	17,000	2,936,929
Formosa Plastic Corp.	43,000	89,809
Fubon Financial Holding Co. Ltd.	37,925	172,176
Hon Hai Precision Industry Co. Ltd.	87,353	688,062
Hon Precision, Inc.	2,000	369,378
King Slide Works Co. Ltd.	7,700	3,439,110
Kinik Co.	57,000	1,226,732
MediaTek, Inc.	56,000	6,928,543
Mega Financial Holding Co. Ltd.	56,000	85,723

The accompanying notes are an integral part of the financial statements.

10

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

as of August 31, 2026

	Shares	Value
Taiwan — 9.2% (Continued)
Quanta Computer, Inc.	14,000	$149,428
Syntec Technology Co. Ltd.	15,000	1,075,595
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	29,286	12,163,061
Taiwan Semiconductor Manufacturing Co. Ltd.	338,725	25,455,819
Unimicron Technology Corp.	38,000	1,195,831
United Microelectronics Corp. - ADR	36,418	723,990
Universal Microwave Technology, Inc.	6,360	276,857
Vanguard International Semiconductor Corp.	169,000	806,535
Wistron Corp.	14,000	78,552
Wiwynn Corp.	7,000	1,564,195
		79,135,068
Turkey — 0.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	132,824	1,063,060
BIM Birlesik Magazalar AS	143,167	1,202,355
Turkcell Iletisim Hizmetleri AS - ADR	15,019	75,546
		2,340,961
United Arab Emirates — 0.1%
Abu Dhabi Community Bank.	78,522	320,109
Aldar Properties PJSC	126,994	264,372
		584,481
United Kingdom — 10.8%
3i Group PLC	3,463	131,055
Admiral Group PLC	115,373	6,257,454
Associated British Foods PLC	1,593	43,936
AstraZeneca PLC	5,782	937,436
AstraZeneca PLC	41,638	6,712,768
Autotrader Group PLC (b)	5,141	36,463
Babcock International Group PLC	139,443	1,973,700
BAE Systems PLC - ADR	2,426	262,469
BAE Systems PLC	288,916	7,926,583
Barclays PLC	126,063	836,047
BP PLC - ADR	1	43
British American Tobacco PLC - ADR	8,945	497,074
BT Group PLC	20,707	57,305
Bunzl PLC	127,758	4,807,627
Coca-Cola Europacific Partners PLC	1,477	159,545
Compass Group PLC - ADR	7,353	223,825
Compass Group PLC	141,348	4,301,494
Diageo PLC - ADR	1,641	150,726
Diploma PLC	39,705	3,902,574
Endeavour Mining PLC	65,180	4,031,336
GSK PLC - ADR	5,851	294,013

	Shares	Value
United Kingdom — 10.8% (Continued)
Haleon PLC - ADR	8,472	$84,974
Halma PLC	1,292	62,825
HSBC Holdings PLC - ADR	9,910	1,022,117
IMI PLC	32,435	1,351,268
Imperial Brands PLC - ADR	3,146	107,436
Informa PLC	4,850	58,488
InterContinental Hotels Group PLC	1,515	243,122
Intertek Group PLC	1,279	100,496
J Sainsbury PLC	13,361	60,170
Legal & General Group PLC	36,815	144,444
Lloyds Banking Group PLC - ADR	29,724	174,480
London Stock Exchange Group PLC - ADR	2,464	74,536
London Stock Exchange Group PLC	38,953	4,721,418
M&G PLC	12,144	57,223
National Grid PLC - ADR	2,605	206,212
National Grid PLC	5,579	88,014
NatWest Group PLC (c)	4,388	79,862
NatWest Group PLC	445,273	4,048,658
Next PLC	952	199,077
Pearson PLC - ADR	15,198	251,831
Reckitt Benckiser Group PLC - ADR	14,376	200,258
RELX PLC - ADR	2,380	86,703
RELX PLC	93,153	3,342,434
Rentokil Initial PLC	7,414	34,856
Rio Tinto PLC - ADR	2,114	216,685
Rolls-Royce Holdings PLC	27,166	552,124
Segro PLC	2,361	30,438
Severn Trent PLC	3,066	129,856
Shell PLC - ADR	92,943	8,499,637
Shell PLC	168,013	7,697,694
Smith & Nephew PLC	2,921	41,775
Smiths Group PLC	75,109	2,625,027
SSE PLC - ADR	5,415	178,424
SSE PLC	60,350	1,983,852
Standard Chartered PLC	3,181	92,383
Tesco PLC	24,237	150,049
Unilever PLC - ADR	8,270	536,309
Weir PLC	249,928	9,547,182
Wise Group PLC - Class A (c)	5,181	67,610
		92,693,420
United States — 0.7%
Anglogold Ashanti PLC	583	65,483
BeOne Medicines Ltd. - ADR (c)	376	135,202
Cadence Design Systems, Inc. (c)	3,463	1,173,195
Ferguson Enterprises, Inc.	2,603	584,400
Legend Biotech Corp. - ADR (c)	3,199	66,475
NVIDIA Corp.	5,089	1,123,549
RB Global, Inc.	1,064	89,993

The accompanying notes are an integral part of the financial statements.

11

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (ConCLUDED)

as of August 31, 2026

	Shares	Value
United States — 0.7% (Continued)
Restaurant Brands International, Inc.	3,260	$253,889
Southern Copper Corp.	9,545	1,993,764
Sunbelt Rentals Holdings, Inc.	10,790	766,769
		6,252,719
Uruguay — 0.2%
MercadoLibre, Inc. (c)	682	1,320,488
TOTAL COMMON STOCKS (Cost $516,318,984)		771,974,760

PREFERRED STOCKS — 0.4%
Brazil — 0.3%
Banco Bradesco SA, 0.00%	807,700	2,678,019

South Korea — 0.1%
Samsung Electronics Co. Ltd., 0.00%	3,747	507,445
TOTAL PREFERRED STOCKS (Cost $3,270,917)		3,185,464

	Shares	Value
RIGHTS — 0.0% (a)
Brazil — 0.0% (a)
Banco Bradesco SA, Expires 09/07/2026, Exercise Price $17.64 (c)	33,308	$128
TOTAL RIGHTS (Cost $3,509)		128

TOTAL INVESTMENTS — 90.4% (Cost $519,593,410)		775,160,352
Other Assets in Excess of Liabilities — 9.6%		82,331,547
TOTAL NET ASSETS — 100.0%		$857,491,899

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Public Joint Stock Company

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $20,324,837 or 2.4% of the Fund’s net assets.

(c)	Non-income producing security.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $20 or 0.0% of net assets as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

12

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

August 31, 2026

ASSETS:
Investments, at value	$775,160,352
Cash and cash equivalents	71,138,913
Receivable for investments sold	15,503,067
Dividends receivable	1,289,364
Dividend tax reclaims receivable	1,013,355
Foreign currency, at value	261,395
Receivable for fund shares sold	241,879
Interest receivable	146,084
Prepaid expenses and other assets	72,130
Total assets	864,826,539

LIABILITIES:
Payable for investments purchased	6,182,622
Payable for advisory and sub-advisory fees	516,367
Payable for fund shares redeemed	305,337
Payable for expenses and other liabilities	330,314
Total liabilities	7,334,640
NET ASSETS	$857,491,899

NET ASSETS CONSIST OF:
Paid-in capital	$534,662,927
Total distributable earnings	322,828,972
Total net assets	$857,491,899

Net assets	$857,491,899
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	52,483,774
Net asset value per share	$16.34
COST:
Investments, at cost	$519,593,410
Foreign currency, at cost	$262,164

The accompanying notes are an integral part of the financial statements.

13

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE Year ENDED August 31, 2026

INVESTMENT INCOME:
Dividend income	$18,014,922
Less: dividend withholding taxes	(1,822,923)
Interest income	1,269,705
Total investment income	17,461,704

EXPENSES:
Advisory and sub-advisory fees	3,959,556
Custodian fees	390,580
Fund administration and accounting fees	309,611
Transfer agent fees	219,208
Officer fees	60,785
Directors fees	56,743
Legal fees	44,895
Audit fees	33,310
Federal and state registration fees	30,809
Reports to shareholders	7,119
Other expenses and fees	55,141
Total expenses	5,167,757
NET INVESTMENT INCOME	12,293,947

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	73,456,800
Taxes withheld	(2,551)
Foreign currency transactions	(699,124)
Net realized gain (loss)	72,755,125
Net change in unrealized appreciation (depreciation) on:
Investments	84,820,468
Foreign currency translation	(5,378)
Net change in unrealized appreciation (depreciation)	84,815,090
Net realized and unrealized gain (loss)	157,570,215
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,864,162

The accompanying notes are an integral part of the financial statements.

14

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$12,293,947	$11,684,320
Net realized gain (loss)	72,755,125	19,497,903
Net change in unrealized appreciation (depreciation)	84,815,090	51,628,870
Net increase (decrease) in net assets from operations	169,864,162	82,811,093

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,843,411)	(9,827,963)
Total distributions to shareholders	(15,843,411)	(9,827,963)

CAPITAL TRANSACTIONS:
Shares sold	83,679,581	73,428,337
Shares issued from reinvestment of distributions	13,029,183	8,355,699
Shares redeemed	(81,229,413)	(48,209,671)
Net increase (decrease) in net assets from capital transactions	15,479,351	33,574,365

NET INCREASE (DECREASE) IN NET ASSETS	169,500,102	106,557,495

NET ASSETS:
Beginning of the year	687,991,797	581,434,302
End of the year	$857,491,899	$687,991,797

SHARES TRANSACTIONS
Shares sold	5,713,052	6,228,229
Shares issued from reinvestment of distributions	948,957	731,672
Shares redeemed	(5,563,441)	(3,935,918)
Total increase (decrease) in shares outstanding	1,098,568	3,023,983

The accompanying notes are an integral part of the financial statements.

15

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.39	$12.02	$10.28	$9.29	$11.97

INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.23	0.21	0.21	0.16
Net realized and unrealized gain (loss) on investments (b)	3.02	1.34	1.76	0.89	(2.69)
Total from investment operations	3.26	1.57	1.97	1.10	(2.53)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.20)	(0.23)	(0.11)	(0.15)
Net realized gains	(0.01)	—	—	—	—
Total distributions	(0.31)	(0.20)	(0.23)	(0.11)	(0.15)
Net asset value, end of year	$16.34	$13.39	$12.02	$10.28	$9.29

TOTAL RETURN (c)	24.85%	13.32%	19.53%	11.89%	(21.38)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$857,492	$687,992	$581,434	$451,597	$355,666
Ratio of expenses to average net assets	0.67%	0.67%	0.69%	0.70%	0.73%
Ratio of net investment income (loss) to average net assets	1.59%	1.90%	1.97%	2.16%	1.48%
Portfolio turnover rate	72%	64%	59%	78%	52%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.

16

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2026

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”).

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Fund has designated Altair Advisers, LLC, the Fund’s investment adviser (“Altair” or the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Valuation Designee may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the

17

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Valuation Designee may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— Prices are determined using quoted prices in active markets for identical securities.

● Level 2	— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3	— Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$164,565,331	$607,409,409	$20	$771,974,760
Preferred Stocks	2,678,019	507,445	—	3,185,464
Rights	128	—	—	128
Total Investments	$167,243,478	$607,916,854	$20	$775,160,352

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

18

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

EMERGING MARKETS RISK — The Fund will invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. Further, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

FOREIGN SECURITIES RISK — The Fund will invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC serves as the investment adviser to the Fund. Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. each served as an investment sub-adviser (the “Sub-Advisers”) to the Fund during the current fiscal period.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser’s investment team is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to the supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate of 0.48% based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. This amount is included in Investment advisory and sub-advisory fees on the Statement of Operations.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
Aquarius International Fund	$523,915,224	$565,099,612

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

As of August 31, 2026, the federal tax cost, which includes foreign currency, and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
Aquarius International Fund	$526,256,892	$264,616,640	$(15,447,421)	$249,169,219

Distributions to shareholders, if any, from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2026, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	OTHER ACCUMULATED GAINS (LOSSES)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS
Aquarius International Fund	$28,795,383	$44,831,074	$33,296	$249,169,219	$322,828,972

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2026 and August 31, 2025 was as follows:

FUND	Year Ended	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Aquarius International Fund	2026	$15,155,171	$688,240	$15,843,411
	2025	$9,827,963	$—	$9,827,963

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026.

The Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2026, the Fund had no short-term or long-term capital loss carryforwards. During the fiscal year, the Fund utilized $6,333,301 of short-term carryforward capital losses.

22

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

August 31, 2026

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

23

AQUARIUS INTERNATIONAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Aquarius International Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquarius International Fund (one of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Altair Advisers, LLC since 2015.

24

AQUARIUS INTERNATIONAL FUND

SHAREHOLDER TAX INFORMATION

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the current fiscal period, the following dividends and distributions were paid by the Fund:

Ordinary Income	Long-Term Gains
$15,155,171	$688,240

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the current fiscal period are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Aquarius International Fund	82.20%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Fund is as follows:

Aquarius International Fund	1.12%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Aquarius International Fund	0%

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. The Fund passed through foreign tax credits of $1,756,951 and earned $18,097,151 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

25

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

INFORMATION ON Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

26

AQUARIUS INTERNATIONAL FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited)

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Altair and the Company on behalf of Aquarius International Fund (for this section only, the “Fund”), and (2) the renewal of the sub-advisory agreements (together, the “Sub-Advisory Agreements”) among the Company, Altair, and each of Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. (collectively, the “Sub-Advisers”) with respect to the Fund , at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and each Sub-Advisory Agreements for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Altair and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and Altair with respect to the Fund, and the Sub-Advisory Agreements among the Company, Altair and each Sub-Adviser with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Altair, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Altair or the Sub-Advisers were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Altair and each Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Altair’s and the Sub-Advisers’ investment philosophies and processes; (iv) Altair’s and the Sub-Advisers’ assets under management and client descriptions; (v) Altair’s and the Sub-Advisers’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Altair’s and the Sub-Advisers’ advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Altair’s and the Sub-Advisers’ compliance procedures; (viii) Altair’s and the Sub-Advisers’ financial information and insurance coverage, as applicable and Altair’s profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Altair and each Sub-Adviser. The Directors concluded that Altair and each Sub-Adviser had substantial resources to provide services to the Fund, and that Altair’s and the Sub-Advisers’ services had been acceptable.

The Directors also considered the investment performance of the Fund, noting that the Fund had underperformed its benchmark, the MSCI ACWI ex USA Index, for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2025. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Board noted that the Fund’s total return underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement and Sub-Advisory Agreements. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios was compared to similar information for its Peer Group. The Directors noted that both the Fund’s net advisory fee and total net expenses were below the median and in the 1st quintile (least expensive) of its Peer Group. The Directors considered that the Fund does not pay a contractual management fee to Altair, but instead reimburses for out-of-pocket expenses in connection with its compliance monitoring of the Fund’s trading, up to 0.03% of the Fund’s average daily net assets. The Directors also considered the fees payable to each Sub-Adviser under the Sub-Advisory Agreement.

27

AQUARIUS INTERNATIONAL FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (CONcluded)

After reviewing the information regarding Altair’s and the Sub-Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Altair and the Sub-Advisers, the Directors concluded that the reimbursement to be made by the Fund to Altair and the sub-advisory fees to be paid to each Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and each Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

28

Investment Adviser
Altair Advisers, LLC
225 West Washington Street, Suite 2400
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

BostonPartners

August 31, 2026

Boston Partners Investment Funds

of The RBB Fund, Inc.

Annual Financial Statements

Fund	Institutional	Investor	R6
Boston Partners All-Cap Value Fund	BPAIX	BPAVX	BPARX
Boston Partners Global Equity Fund	BPGIX	–	BPRGX
Boston Partners Long/Short Equity Fund	BPLSX	BPLEX	–
Boston Partners Long/Short Research Fund	BPIRX	BPRRX	–
Boston Partners Small Cap Value Fund II	BPSIX	BPSCX	BPSRX
WPG Partners Select Small Cap Value Fund	WPGSX	–	–
WPG Partners Small Cap Value Diversified Fund	WPGTX	–	–

BOSTON PARTNERS INVESTMENT FUNDS

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	32
Statements of Operations	36
Statements of Changes in Net Assets	39
Financial Highlights	45
Notes to Financial Statements	59
Report of Independent Registered Public Accounting Firm	72
Shareholder Tax Information	73
Other Information	75

BOSTON PARTNERS ALL-CAP VALUE FUND

Schedule of Investments

AS OF August 31, 2026

	Shares	Value
COMMON STOCKS — 89.4%
Communication Services — 4.8%
Alphabet, Inc. - Class A	101,356	$34,395,159
Match Group, Inc.	125,492	5,101,250
Omnicom Group, Inc.	121,867	10,667,018
Walt Disney Co. (a)	162,813	17,510,538
		67,673,965
Consumer Discretionary — 2.8%
Booking Holdings, Inc.	98,844	19,678,852
NVR, Inc. (b)	1,745	11,020,076
Wyndham Hotels & Resorts, Inc.	106,977	7,879,926
		38,578,854
Consumer Staples — 3.2%
Coca-Cola Europacific Partners PLC	53,823	5,813,960
Philip Morris International, Inc.	142,152	26,625,070
Sysco Corp.	159,888	12,963,719
		45,402,749
Energy — 4.0%
Canadian Natural Resources Ltd.	149,693	7,495,128
ConocoPhillips	58,530	7,754,640
Halliburton Co.	159,981	5,895,300
Phillips 66	28,147	6,940,487
Range Resources Corp.	220,380	9,106,102
Shell PLC - ADR (a)	55,655	5,089,650
SLB Ltd.	216,273	12,998,007
		55,279,314
Financials — 27.7% (c)
Allstate Corp.	39,548	10,195,474
American International Group, Inc.	228,607	17,456,431
Aon PLC - Class A	32,113	10,324,972
Bank of America Corp.	643,529	39,860,186
Capital One Financial Corp.	54,438	11,677,495
Chubb Ltd.	61,668	20,880,785
Citigroup, Inc.	106,133	13,969,226
Corpay, Inc. (b)	89,559	36,208,704
Credit Acceptance Corp. (a)(b)	11,388	6,829,839
First American Financial Corp. (a)	199,914	14,777,643
Global Payments, Inc.	89,675	8,164,909
Goldman Sachs Group, Inc.	18,877	19,365,914
JPMorgan Chase & Co.	80,278	28,580,574
Loews Corp.	145,598	15,766,807
LPL Financial Holdings, Inc.	31,469	11,647,778
Markel Group, Inc. (b)	8,986	16,200,949
Marsh & McLennan Cos., Inc.	53,818	10,214,656
Renaissance Holdings Ltd.	47,812	15,665,124
Travelers Cos., Inc.	37,683	13,789,340
Visa, Inc. - Class A	54,092	20,520,882
Wells Fargo & Co.	267,166	23,080,471
WEX, Inc. (b)	46,530	8,867,687
White Mountains Insurance Group Ltd.	6,460	13,578,985
		387,624,831
Health Care — 16.2%
AbbVie, Inc.	100,889	25,869,957
Amgen, Inc.	38,402	16,508,252
Biogen, Inc. (b)	18,216	3,946,496
Cencora, Inc.	65,869	21,315,209
Cigna Group	47,498	13,113,248
Health Care — 16.2% (continued)
Elevance Health, Inc.	16,460	$6,461,209
GE HealthCare Technologies, Inc.	99,805	7,109,110
Gilead Sciences, Inc.	31,198	4,565,515
IQVIA Holdings, Inc. (b)	42,453	11,088,299
Johnson & Johnson	124,347	33,057,650
Labcorp Holdings, Inc.	28,758	9,566,636
McKesson Corp.	16,426	14,542,266
Medtronic PLC	233,709	21,185,721
Merck & Co., Inc.	75,446	11,147,901
Sanofi SA - ADR	394,753	17,511,243
UnitedHealth Group, Inc.	25,211	9,817,416
		226,806,128
Industrials — 10.2%
Acuity, Inc.	24,544	8,143,454
Allegion PLC	83,688	12,992,562
Allison Transmission Holdings, Inc.	93,207	11,717,052
AMETEK, Inc.	30,900	7,266,753
EnerSys	24,665	4,534,907
Expeditors International of Washington, Inc.	52,210	9,901,626
Huron Consulting Group, Inc. (b)	54,756	8,754,937
Landstar System, Inc.	37,831	6,833,413
Masco Corp.	61,300	4,423,408
Middleby Corp. (b)	48,868	5,416,529
Midera Food Processing, Inc. (b)	48,868	2,290,932
Resideo Technologies, Inc. (b)	152,041	2,943,514
Robert Half, Inc.	77,728	3,524,187
Science Applications International Corp.	82,382	10,563,020
Sensata Technologies Holding PLC	158,818	6,516,303
SS&C Technologies Holdings, Inc.	201,025	16,679,044
Uber Technologies, Inc. (b)	101,139	7,651,165
Westinghouse Air Brake Technologies Corp.	43,075	12,316,435
		142,469,241
Information Technology — 19.5%
ADI Global Distribution, Inc. (b)	78,333	1,713,143
Adobe, Inc. (b)	14,104	4,129,510
Analog Devices, Inc. (a)	49,194	17,815,115
Applied Materials, Inc.	8,954	4,104,424
Arrow Electronics, Inc. (b)	106,949	21,863,584
Check Point Software Technologies Ltd. (b)	48,465	6,732,273
Cisco Systems, Inc.	76,842	8,490,273
Cognizant Technology Solutions Corp. - Class A	121,359	7,837,364
Dell Technologies, Inc. - Class C	52,751	24,054,984
Flex Ltd. (b)	65,351	7,139,597
Gen Digital, Inc.	89,497	2,774,407
Jabil, Inc.	18,454	5,633,268
KLA Corp.	21,911	3,844,285
Lam Research Corp.	15,242	4,595,311
Marvell Technology, Inc.	39,664	8,395,282
Microchip Technology, Inc.	178,304	13,096,429
Microsoft Corp.	88,225	44,755,660
NVIDIA Corp.	105,400	23,270,212
Oracle Corp.	42,568	6,347,740

The accompanying notes are an integral part of the financial statements.

1

BOSTON PARTNERS ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

	Shares	Value
Information Technology — 19.5% (continued)
Roper Technologies, Inc.	20,573	$8,736,119
Salesforce, Inc.	49,673	12,792,784
TD SYNNEX Corp.	55,339	13,992,466
Zebra Technologies Corp. - Class A (b)	58,553	20,701,413
		272,815,643
Materials — 1.0%
CRH PLC	143,251	13,507,137
TOTAL COMMON STOCKS (Cost $633,811,752)		1,250,157,862

EXCHANGE TRADED FUNDS — 7.9%
iShares Russell 1000 Value ETF (a)	213,598	54,875,462
State Street SPDR S&P 500 ETF Trust	71,582	54,906,973
TOTAL EXCHANGE TRADED FUNDS (Cost $110,492,220)		109,782,435
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	30,856,338	30,856,338
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $30,856,338)		30,856,338

TOTAL INVESTMENTS — 99.5% (Cost $775,160,310)		1,390,796,635
Other Assets in Excess of Liabilities — 0.5%		7,276,763
TOTAL NET ASSETS — 100.0%		$1,398,073,398

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $30,270,318.
(b)	Non-income producing security.
(c)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

2

BOSTON PARTNERS ALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF August 31, 2026

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2026 is as follows (see Notes to Financial Statements):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$1,250,157,862	$—	$—	$1,250,157,862
Exchange Traded Funds	109,782,435	—	—	109,782,435
Investments Purchased with Proceeds from Securities Lending (a)	—	—	—	30,856,338
Total Investments	$1,359,940,297	$—	$—	$1,390,796,635

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

3

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

AS OF August 31, 2026

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 0.5%
Sonic Healthcare Ltd. (a)	110,506	$1,548,833

Belgium — 1.1%
Anheuser-Busch InBev SA	48,652	3,850,028

Bermuda — 1.5%
Everest Group Ltd.	3,861	1,446,523
Hiscox Ltd.	86,434	2,138,484
RenaissanceRe Holdings Ltd. (a)	4,770	1,562,843
		5,147,850
Denmark — 1.6%
Danske Bank AS	62,336	3,603,308
DSV AS	7,901	1,660,208
		5,263,516
Finland — 1.4%
Nordea Bank Abp	227,832	4,653,890

France — 11.4%
BNP Paribas SA	19,551	2,327,691
Bureau Veritas SA	53,373	1,689,094
Capgemini SE	29,549	3,675,639
Cie de Saint-Gobain SA	27,108	2,456,926
Cie Generale des Etablissements Michelin SCA	51,452	2,087,816
Eiffage SA	20,449	2,582,544
Elis SA	109,162	3,034,464
Ipsen SA	8,778	1,662,471
Rexel SA	115,013	4,794,129
Sanofi SA	18,958	1,685,535
SPIE SA	77,572	3,918,873
TotalEnergies SE	49,764	4,384,897
Vallourec SACA	201,105	4,374,828
		38,674,907
Germany — 0.9%
Heidelberg Materials AG	10,258	1,955,220
Zalando SE (b)(c)	40,291	1,146,401
		3,101,621
Ireland — 4.0%
AIB Group PLC	341,836	4,349,481
Glanbia PLC	133,024	3,419,455
Kerry Group PLC - Class A	34,690	3,382,195
Ryanair Holdings PLC - ADR	41,757	2,312,085
		13,463,216
Italy — 2.3%
Lottomatica Group SpA	120,494	3,547,324
Saipem SpA	527,882	2,808,297
UniCredit SpA	12,993	1,268,116
		7,623,737
Japan — 4.8%
Hitachi Construction Machinery Co. Ltd.	63,100	2,252,169
MINEBEA MITSUMI, Inc.	92,000	1,932,244
Mitsubishi UFJ Financial Group, Inc.	75,600	1,723,577
Renesas Electronics Corp.	50,100	1,047,770
Japan — 4.8% (continued)
Sugi Holdings Co. Ltd.	124,000	$1,024,989
Sumitomo Mitsui Financial Group, Inc.	62,600	2,687,280
Suzuki Motor Corp.	294,900	4,082,694
Toyo Suisan Kaisha Ltd.	24,000	1,573,459
		16,324,182
Netherlands — 2.8%
ABN AMRO Bank NV	92,891	4,504,297
ING Groep NV	141,379	5,004,883
		9,509,180
Portugal — 1.4%
Galp Energia SGPS SA	184,118	4,607,938

South Korea — 1.6%
DB Insurance Co. Ltd.	11,232	1,481,976
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,461	1,131,880
KB Financial Group, Inc.	13,477	1,690,607
KT Corp.	32,435	1,266,222
		5,570,685
Spain — 5.5%
Amadeus IT Group SA	63,700	4,316,600
Banco Bilbao Vizcaya Argentaria SA	194,404	5,624,580
Bankinter SA	166,048	3,205,391
Grifols SA	158,617	1,806,000
Naturgy Energy Group SA	111,042	3,796,123
		18,748,694
Sweden — 0.6%
Loomis AB	33,744	1,905,336

Switzerland — 1.0%
Glencore PLC	423,249	3,377,510

United Kingdom — 11.9%
Admiral Group PLC	50,140	2,719,430
AstraZeneca PLC	24,780	3,994,966
Babcock International Group PLC	262,369	3,713,615
Coca-Cola Europacific Partners PLC	17,624	1,903,744
Hikma Pharmaceuticals PLC	74,596	1,623,427
IMI PLC	68,907	2,870,721
Informa PLC	307,766	3,711,450
Marks & Spencer Group PLC	468,173	2,481,937
NatWest Group PLC	550,491	5,005,356
Rightmove PLC	286,545	1,966,895
Shell PLC	95,458	4,373,510
Tesco PLC	295,704	1,830,671
Weir PLC	106,622	4,072,932
		40,268,654
United States — 44.9% (d)
AbbVie, Inc.	16,312	4,182,723
Acuity, Inc.	4,530	1,503,009
Allison Transmission Holdings, Inc.	15,927	2,002,183
Allstate Corp.	10,868	2,801,770
Amgen, Inc.	6,342	2,726,299
Aon PLC - Class A	7,542	2,424,904
Apollo Global Management, Inc.	22,180	3,029,344
Ball Corp.	48,626	3,061,979

The accompanying notes are an integral part of the financial statements.

4

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

	Shares	Value
United States — 44.9% (d) (continued)
Bank of America Corp.	65,900	$4,081,846
Booking Holdings, Inc.	15,819	3,149,405
Brink’s Co.	15,204	1,656,172
Cactus, Inc. - Class A	38,204	2,686,505
CDW Corp. (a)	22,347	3,387,358
Cencora, Inc.	13,087	4,234,953
Charles Schwab Corp.	23,155	2,542,882
Cheniere Energy, Inc.	9,039	2,636,586
Chubb Ltd.	7,038	2,383,067
Cigna Group	15,426	4,258,810
ConocoPhillips	25,571	3,387,902
CRH PLC	42,559	4,012,888
CVS Health Corp.	39,530	3,712,262
Diamondback Energy, Inc.	8,486	1,701,273
DuPont de Nemours, Inc.	8,695	1,170,305
East West Bancorp, Inc.	15,858	2,011,746
Eastman Chemical Co.	44,305	3,209,454
FedEx Corp.	3,915	1,281,771
Fifth Third Bancorp	41,473	2,230,003
Flowserve Corp. (a)	28,388	2,245,207
Freeport-McMoRan, Inc.	52,806	3,999,527
GE HealthCare Technologies, Inc.	39,427	2,808,385
Gen Digital, Inc.	146,878	4,553,218
Globus Medical, Inc. - Class A (b)	20,503	1,668,329
Huntington Bancshares, Inc.	119,678	1,996,828
IQVIA Holdings, Inc. (b)	8,694	2,270,786
JPMorgan Chase & Co.	8,694	3,095,238
Keurig Dr Pepper, Inc. (a)	117,001	3,727,652
Labcorp Holdings, Inc.	14,301	4,757,371
Leidos Holdings, Inc.	6,976	978,105
LPL Financial Holdings, Inc.	9,159	3,390,067
M&T Bank Corp.	9,733	2,276,938
Markel Group, Inc. (b)	844	1,521,656
McCormick & Co., Inc.	69,236	3,753,976
Medtronic PLC	36,931	3,347,795
NetApp, Inc.	9,315	1,725,976
Range Resources Corp.	60,286	2,491,018
Salesforce, Inc.	9,789	2,521,059
SLB Ltd.	69,499	4,176,890
Tenet Healthcare Corp. (b)	13,276	3,530,221
Textron, Inc.	44,664	3,598,132
T-Mobile US, Inc.	16,478	2,973,290
US Foods Holding Corp. (b)	9,262	971,028
United States — 44.9% (d) (continued)
Walt Disney Co. (a)	37,429	$4,025,489
Zebra Technologies Corp. - Class A (b)	12,142	4,292,804
		152,164,384
TOTAL COMMON STOCKS (Cost $251,730,484)		335,804,161
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (e)	10,837,986	10,837,986
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,837,986)		10,837,986

TOTAL INVESTMENTS — 102.4% (Cost $262,568,470)		346,642,147
Liabilities in Excess of Other Assets — (2.4)%		(8,048,242)
TOTAL NET ASSETS — 100.0%		$338,593,905

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $10,455,214.
(b)	Non-income producing security.
(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $1,146,401 or 0.3% of the Fund’s net assets.

(d)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

5

BOSTON PARTNERS GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF August 31, 2026

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2026 is as follows (see Notes to Financial Statements):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$160,414,568	$175,389,593	$—	$335,804,161
Investments Purchased with Proceeds from Securities Lending (a)	—	—	—	10,837,986
Total Investments	$160,414,568	$175,389,593	$—	$346,642,147

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

6

BOSTON PARTNERS GLOBAL EQUITY FUND

SECTOR CLASSIFICATION (Unaudited)
AS OF August 31, 2026

SECTOR	Value	% of Net Assets
Financials	$88,784,002	26.3%
Industrials	54,762,104	16.2
Health Care	49,819,166	14.8
Energy	37,629,644	11.1
Consumer Staples	27,919,134	8.1
Information Technology	21,203,824	6.2
Materials	19,616,578	5.8
Consumer Discretionary	18,330,240	5.4
Communication Services	13,943,346	4.2
Utilities	3,796,123	1.1
Investments Purchased with Proceeds from Securities Lending	10,837,986	3.2
Liabilities in Excess of Other Assets	(8,048,242)	(2.4)
	$338,593,905	100.0%

The accompanying notes are an integral part of the financial statements.

7

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

AS OF August 31, 2026

	Shares	Value
COMMON STOCKS — 96.0%
Communication Services — 7.3%
Alphabet, Inc. - Class A (a)	20,559	$6,976,697
Cars.com, Inc. (b)	114,570	1,340,469
DoubleDown Interactive Co. Ltd. - ADR (a)(b)	150,439	1,915,088
EverQuote, Inc. - Class A (b)	38,032	967,534
Gravity Co. Ltd. - ADR (b)	24,132	1,776,115
Meta Platforms, Inc. - Class A	8,863	5,072,649
Tencent Holdings Ltd. - ADR	25,771	1,473,844
		19,522,396
Consumer Discretionary — 8.3%
Abercrombie & Fitch Co. - Class A (b)	17,986	2,573,437
Arcos Dorados Holdings, Inc. - Class A (a)	484,338	3,835,957
Carriage Services, Inc. (a)	47,279	1,590,938
Cavco Industries, Inc. (b)(c)	3,163	1,768,528
El Pollo Loco Holdings, Inc. (b)	65,818	1,005,041
Frontdoor, Inc. (a)(b)	44,706	3,615,374
JD.com, Inc. - Class A	233,036	3,295,057
Leon’s Furniture Ltd.	72,070	1,254,771
Perdoceo Education Corp. (a)	28,234	938,498
Super Group SGHC Ltd. (a)(c)	170,141	2,303,709
		22,181,310
Consumer Staples — 3.5%
Albertsons Cos., Inc. - Class A (c)	108,399	1,338,728
British American Tobacco PLC - ADR (a)	72,549	4,031,548
Maplebear, Inc. (b)	27,416	1,385,056
PriceSmart, Inc.	5,775	981,808
US Foods Holding Corp. (b)	14,981	1,570,608
		9,307,748
Energy — 0.5%
Weatherford International PLC	14,632	1,430,571

Financials — 29.5% (d)
Acadian Asset Management, Inc.	47,718	4,495,036
American Integrity Insurance Group, Inc. (a)	66,289	1,723,514
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	99,525	2,882,244
Bank of America Corp. (a)	46,024	2,850,727
BGC Group, Inc. - Class A (a)	438,630	5,267,946
Citigroup, Inc. (a)	18,391	2,420,623
Corpay, Inc. (b)(c)	4,202	1,698,869
Fairfax Financial Holdings Ltd.	2,294	3,729,520
Federal Agricultural Mortgage Corp. - Class C	8,855	1,947,214
FinVolution Group - ADR (a)	161,425	592,430
Fiserv, Inc. (a)(b)	39,078	2,083,248
Global Payments, Inc.	40,173	3,657,752
Hamilton Insurance Group Ltd. - Class B (a)	144,580	5,083,433
Heritage Insurance Holdings, Inc. (a)(b)	61,472	2,066,689
iM Financial Group Co. Ltd.	83,709	1,129,825
Intercontinental Exchange, Inc.	6,910	1,110,437
Intercorp Financial Services, Inc. (c)	29,066	1,587,585
KB Financial Group, Inc. - ADR (c)	29,214	3,645,615
Lincoln National Corp.	28,519	1,214,624
Financials — 29.5% (d) (continued)
Marex Group Ltd.	72,765	$5,274,007
NewtekOne, Inc. (a)	76,948	907,217
Northeast Bank	6,177	779,229
Oppenheimer Holdings, Inc. - Class A	26,369	3,132,373
OSB Group PLC	170,023	1,173,904
Popular, Inc.	10,721	1,803,165
Radian Group, Inc.	36,553	1,310,791
Remitly Global, Inc. (b)	67,730	1,811,100
Rithm Capital Corp. (a)	225,703	2,263,801
SiriusPoint Ltd. (b)	72,223	1,747,074
Stifel Financial Corp.	22,935	1,852,689
Up Fintech Holding Ltd. - ADR (b)(c)	216,334	1,090,323
Virtu Financial, Inc. - Class A	30,758	2,018,955
Visa, Inc. - Class A	5,980	2,268,633
Wells Fargo & Co. (a)	28,969	2,502,632
		79,123,224
Health Care — 11.5%
AstraZeneca PLC	11,518	1,867,413
Cencora, Inc.	8,294	2,683,938
Cigna Group (a)	10,757	2,969,793
GE HealthCare Technologies, Inc.	31,038	2,210,837
Globus Medical, Inc. - Class A (b)	33,676	2,740,216
Harmony Biosciences Holdings, Inc. (b)	27,704	1,090,984
Johnson & Johnson (a)(c)	10,031	2,666,741
Medtronic PLC (a)	22,229	2,015,059
Novartis AG - ADR	7,710	1,172,383
Quest Diagnostics, Inc.	7,685	1,846,706
Sandoz Group AG - ADR	11,876	998,890
Tenet Healthcare Corp. (b)	19,684	5,234,172
Veeva Systems, Inc., Class A (b)	12,126	3,464,277
		30,961,409
Industrials — 7.4%
CACI International, Inc. - Class A (b)	2,319	1,444,760
Copa Holdings SA - Class A	9,650	1,220,242
Euroseas Ltd.	22,383	1,719,686
Galliford Try Holdings PLC	748,585	6,167,121
Gencor Industries, Inc. (b)	42,416	787,241
Herc Holdings, Inc.	10,631	1,619,527
KBR, Inc.	34,868	1,307,550
Public Policy Holding Co., Inc.	43,189	470,621
Quanta Services, Inc. (a)	2,857	1,734,456
Sterling Infrastructure, Inc. (a)(b)	3,709	1,743,490
Uber Technologies, Inc. (b)	23,850	1,804,252
		20,018,946
Information Technology — 20.3%
ACI Worldwide, Inc. (b)	27,263	1,452,573
Adeia, Inc. (a)	80,588	2,033,235
Broadcom, Inc.	10,767	3,987,451
CDW Corp. (c)	15,024	2,277,338
Cognizant Technology Solutions Corp. - Class A (a)	24,135	1,558,638
Commvault Systems, Inc. (b)	13,657	1,878,111
Dell Technologies, Inc. - Class C	11,010	5,020,670
EPAM Systems, Inc. (b)	8,800	1,036,904
HubSpot, Inc. (b)	9,934	2,596,350
InterDigital, Inc.	8,137	2,726,139

The accompanying notes are an integral part of the financial statements.

8

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

	Shares	Value
Information Technology — 20.3% (continued)
LiveRamp Holdings, Inc. (b)	34,436	$1,298,926
Marvell Technology, Inc.	8,416	1,781,331
Microchip Technology, Inc.	7,582	556,898
NVIDIA Corp.	18,310	4,042,482
Okta, Inc. (b)	12,343	2,135,833
Oracle Corp. (a)	6,435	959,587
PTC, Inc. (b)	15,014	2,338,280
QUALCOMM, Inc. (a)	5,554	946,846
RingCentral, Inc. - Class A (a)	48,116	3,349,836
Salesforce, Inc.	8,678	2,234,932
Samsung Electronics Co. Ltd.	24,319	4,591,011
Silicon Motion Technology Corp. - ADR (a)(c)	6,817	1,682,708
Telefonaktiebolaget LM Ericsson - ADR (a)(c)	157,927	1,593,483
Twilio, Inc. - Class A (b)	9,985	2,352,766
		54,432,328
Materials — 4.9%
Ferroglobe PLC (a)	275,767	1,133,402
Fortuna Mining Corp. (b)(c)	197,536	2,386,235
Glencore PLC - ADR (a)	112,530	1,795,979
Methanex Corp.	51,137	3,014,526
Pan American Silver Corp.	45,422	2,358,310
Ternium SA - ADR (a)	24,009	1,316,173
Trekor Metals Ltd. (a)(b)	138,212	1,249,437
		13,254,062
Real Estate — 1.8%
Newmark Group, Inc. - Class A (a)	215,482	3,281,791
Pebblebrook Hotel Trust (a)(c)	89,064	1,613,840
		4,895,631
Utilities — 1.0%
NRG Energy, Inc.	12,474	1,373,637
Xcel Energy, Inc.	18,215	1,378,693
		2,752,330
TOTAL COMMON STOCKS (Cost $205,383,757)		257,879,955
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (e)	10,074,737	10,074,737
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,074,737)		10,074,737
MONEY MARKET FUNDS — 0.0% (f)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 3.61% (a)(e)	1,175	$1,175
Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 3.58% (a)(e)	1,175	1,175
Fidelity Treasury Portfolio - Class I, 3.60% (a)(e)	1,175	1,175
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 3.57% (a)(e)	1,175	1,175
MSILF Prime Portfolio - Institutional Class, 3.72% (e)	124	124
TOTAL MONEY MARKET FUNDS (Cost $4,824)		4,824

TOTAL INVESTMENTS — 99.8% (Cost $215,463,318)		267,959,516
Other Assets in Excess of Liabilities — 0.2%		495,522
TOTAL NET ASSETS — 100.0%		$268,455,038

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of August 31, 2026 was $39,055,846.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $9,758,046.
(d)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(f)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

9

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Put Options — (0.1)%
NVIDIA Corp. (a)(b)
Expiration: 10/16/2026; Exercise Price: $215.00	$(706,496)	(32)	$(22,496)
Expiration: 12/18/2026; Exercise Price: $205.00	(1,523,382)	(69)	(69,000)
Expiration: 03/19/2027; Exercise Price: $195.00	(2,450,658)	(111)	(130,980)
TOTAL WRITTEN OPTIONS (Premiums received $222,167)			$(222,476)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

10

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

Schedule of Securities Sold Short	Shares	Value
COMMON STOCKS — (18.5)%
Communication Services — (2.0)%
AST SpaceMobile, Inc.	(16,911)	$(999,440)
Boston Omaha Corp. — Class A	(33,084)	(456,228)
CTC Communications Group, Inc. (a)	(98,900)	0
Newsmax, Inc.	(78,539)	(845,080)
Space Exploration Technologies Corp. - Class A	(8,400)	(1,206,996)
Telesat Corp.	(41,036)	(1,780,963)
		(5,288,707)
Consumer Discretionary — (2.3)%
Acushnet Holdings Corp.	(10,054)	(868,565)
Cracker Barrel Old Country Store, Inc.	(16,366)	(904,058)
Jersey Mike’s Subs, Inc. - Class A	(33,548)	(719,605)
Krispy Kreme, Inc.	(353,736)	(1,209,777)
Qsound Labs, Inc. (a)	(4,440)	0
QuantumScape Corp.	(87,024)	(486,464)
Rivian Automotive, Inc. - Class A	(70,111)	(1,125,983)
Serve Robotics, Inc.	(91,129)	(443,798)
Shake Shack, Inc. - Class A	(5,803)	(399,769)
		(6,158,019)
Consumer Staples — (1.5)%
Amish Naturals, Inc. (a)	(25,959)	0
Costco Wholesale Corp.	(750)	(707,918)
Mama’s Creations, Inc.	(92,763)	(1,505,543)
Turning Point Brands, Inc.	(9,985)	(808,485)
Westrock Coffee Co.	(117,650)	(916,494)
		(3,938,440)
Energy — (1.4)%
Beard Co. (a)	(9,710)	0
Calumet, Inc.	(51,986)	(2,585,264)
Comstock Resources, Inc.	(43,742)	(631,197)
Lightbridge Corp.	(72,797)	(548,161)
		(3,764,622)
Financials — (0.6)%
Commonwealth Bank of Australia	(6,918)	(790,590)
Innventure, Inc.	(159,750)	(206,077)
StepStone Group, Inc. - Class A	(10,410)	(544,027)
		(1,540,694)
Health Care — (0.9)%
BodyTel Scientific, Inc. (a)	(4,840)	(1)
CareView Communications, Inc.	(165,489)	(6,032)
Establishment Labs Holdings, Inc.	(16,007)	(1,109,765)
ImmunityBio, Inc.	(69,991)	(556,428)
Neogen Corp.	(74,134)	(856,989)
		(2,529,215)
Industrials — (3.3)%
A2Z Cust2Mate Solutions Corp.	(108,725)	(693,666)
Aduro Clean Technologies, Inc.	(44,157)	(610,250)
Amprius Technologies, Inc.	(76,439)	(755,217)
Industrials — (3.3)% (continued)
Applied Energetics, Inc.	(95,578)	$(90,799)
Corporate Resource Services, Inc. (a)	(218,896)	(22)
DynaMotive Energy Systems Corp. (a)	(72,185)	(7)
Ener1, Inc. (a)	(102,820)	(10)
NANO Nuclear Energy, Inc.	(25,905)	(473,802)
NuScale Power Corp.	(57,569)	(533,665)
Palladyne AI Corp.	(92,214)	(526,542)
Plug Power, Inc.	(437,576)	(945,164)
Redwire Corp.	(94,398)	(1,010,059)
Richtech Robotics, Inc. - Class B	(192,437)	(359,857)
Sky Harbour Group Corp.	(93,306)	(983,445)
Valence Technology, Inc. (a)	(27,585)	(3)
Velo3D, Inc.	(49,725)	(592,225)
Voyager Technologies, Inc. - Class A	(36,591)	(1,230,555)
		(8,805,288)
Information Technology — (5.3)%
Aehr Test Systems	(5,303)	(420,369)
Aeluma, Inc.	(29,601)	(387,773)
Aeva Technologies, Inc.	(49,118)	(769,188)
Amplitude, Inc. - Class A	(55,156)	(777,700)
ANTs software, Inc. (a)	(10,334)	(1)
Applied Optoelectronics, Inc.	(4,566)	(491,712)
Atomera, Inc.	(159,617)	(664,007)
BigBear.ai Holdings, Inc.	(170,118)	(532,469)
C3.ai, Inc. - Class A	(47,980)	(519,144)
Circle Internet Group, Inc.	(10,402)	(993,911)
Consygen, Inc. (a)	(200)	0
Duos Technologies Group, Inc.	(59,452)	(551,714)
D-Wave Quantum, Inc.	(53,411)	(918,669)
Entegris, Inc.	(4,715)	(637,892)
Evolv Technologies Holdings, Inc.	(182,058)	(948,522)
indie Semiconductor, Inc. - Class A	(138,984)	(516,326)
Interliant, Inc. (a)	(600)	0
Kopin Corp.	(266,711)	(1,184,197)
Lightwave Logic, Inc.	(194,819)	(1,057,867)
Nestor, Inc. (a)	(15,200)	(1)
NextNav, Inc.	(70,687)	(1,121,803)
Palantir Technologies, Inc. - Class A	(3,205)	(597,348)
PAR Technology Corp.	(37,567)	(706,260)
SoundHound AI, Inc. - Class A	(77,937)	(558,029)
Tiger Telematics, Inc. (a)	(6,510)	0
Uni-Pixel, Inc. (a)	(19,665)	(2)
Worldgate Communications, Inc. (a)	(582,655)	(58)
XRiver Corp. (a)	(34,156)	0
		(14,354,962)
Materials — (1.1)%
Northern Dynasty Minerals Ltd.	(449,522)	(755,197)
PureCycle Technologies, Inc.	(102,570)	(669,782)
TMC the metals co, Inc.	(314,350)	(1,499,450)
		(2,924,429)

The accompanying notes are an integral part of the financial statements.

11

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

Schedule of Securities Sold Short	Shares	Value
Utilities — (0.1)%
Oklo, Inc.	(6,352)	$(257,701)
TOTAL COMMON STOCKS (Proceeds $53,803,196)		(49,562,077)
TOTAL SECURITIES SOLD SHORT — (18.5)% (Proceeds $53,803,196)		$(49,562,077)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(105) or 0.0% of net assets as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

12

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

Contracts For Difference held by the Fund at August 31, 2026, are as follows:

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Emaar Properties PJSC	Morgan Stanley	Receive	EFFR + 0.40%	Termination	03/21/2029	$2,055,409	$(173,229)
Net Unrealized Appreciation (Depreciation)							$(173,229)

There are no upfront payments or receipts associated with total return swaps in the Fund as of August 31, 2026.

EFFR - Effective Federal Funds Rate was 3.63% as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

13

BOSTON PARTNERS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF August 31, 2026

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2026 is as follows (see Notes to Financial Statements):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$247,219,537	$10,660,418	$—	$257,879,955
Investments Purchased with Proceeds from Securities Lending (a)	—	—	—	10,074,737
Money Market Funds	4,824	—	—	4,824
Total Investments	$247,224,361	$10,660,418	$—	$267,959,516

Liabilities:
Investments:
Common Stocks	$(48,765,350)	$(796,622)	$(105)	$(49,562,077)
Written Options	(222,476)	—	—	(222,476)
Total Investments	$(48,987,826)	$(796,622)	$(105)	$(49,784,553)

Other Financial Instruments:
Total Return Swaps *	$—	$(173,229)	$—	$(173,229)
Total Other Financial Instruments	$—	$(173,229)	$—	$(173,229)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

14

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS

AS OF August 31, 2026

	Shares	Value
COMMON STOCKS — 94.7%
Communication Services — 4.1%
Alphabet, Inc. - Class A (a)	10,900	$3,698,915
Informa PLC	349,012	4,208,849
Meta Platforms, Inc. - Class A	4,035	2,309,392
Nexstar Media Group, Inc.	16,255	2,960,523
Omnicom Group, Inc.	27,157	2,377,052
Sirius XM Holdings, Inc.	91,192	2,568,879
T-Mobile US, Inc. (a)	12,845	2,317,752
Walt Disney Co.	47,787	5,139,492
		25,580,854
Consumer Discretionary — 10.1%
Amazon.com, Inc. (b)	13,727	3,565,863
AutoNation, Inc. (b)	9,730	1,958,163
AutoZone, Inc. (b)	614	1,836,621
Booking Holdings, Inc.	31,400	6,251,426
BorgWarner, Inc.	28,731	1,843,381
Churchill Downs, Inc.	43,811	3,832,586
Covista, Inc. (b)	23,811	3,150,910
Darden Restaurants, Inc.	8,691	1,862,134
Domino’s Pizza, Inc.	4,149	1,419,207
DR Horton, Inc.	11,190	1,617,626
eBay, Inc.	20,912	2,165,647
Flutter Entertainment PLC (b)	34,912	3,497,484
Frontdoor, Inc. (a)(b)	94,015	7,602,993
Garrett Motion, Inc.	83,595	2,252,885
Home Depot, Inc.	5,527	1,811,916
Lowe’s Cos., Inc.	3,333	682,265
Restaurant Brands International, Inc.	18,141	1,412,821
Ross Stores, Inc.	15,310	3,498,947
Tapestry, Inc.	4,781	589,928
TJX Cos., Inc. (a)	22,551	3,019,804
Valvoline, Inc. (b)	79,459	2,547,456
Wyndham Hotels & Resorts, Inc. (a)	54,064	3,982,354
Yum! Brands, Inc.	16,574	2,540,960
		62,943,377
Consumer Staples — 5.5%
British American Tobacco PLC - ADR	39,824	2,213,020
Cal-Maine Foods, Inc.	14,095	1,112,377
Coca-Cola Co.	40,697	3,608,603
Coca-Cola Consolidated, Inc.	14,486	2,833,027
Coca-Cola Europacific Partners PLC	20,904	2,258,050
Glanbia PLC	49,227	1,265,407
Kerry Group PLC - Class A	8,351	814,203
Keurig Dr Pepper, Inc.	72,439	2,307,907
Maplebear, Inc. (b)	46,290	2,338,571
McCormick & Co., Inc.	40,702	2,206,862
Philip Morris International, Inc.	15,000	2,809,500
Sysco Corp.	23,768	1,927,110
Toyo Suisan Kaisha Ltd.	18,410	1,206,974
US Foods Holding Corp. (a)(b)	53,566	5,615,860
Walmart, Inc.	20,745	2,175,528
		34,692,999
Energy — 1.1%
ConocoPhillips	16,398	2,172,571
Permian Resources Corp. (a)	103,927	2,420,460
SLB Ltd.	42,572	2,558,577
		7,151,608
Financials — 19.3%
Admiral Group PLC	48,093	$2,608,407
AIB Group PLC	101,989	1,297,696
Allstate Corp.	11,641	3,001,050
American Express Co.	5,212	1,720,846
Ameriprise Financial, Inc. (a)	6,701	3,706,390
Aon PLC - Class A	12,326	3,963,055
Apollo Global Management, Inc.	10,228	1,396,940
Arthur J Gallagher & Co.	8,695	2,279,394
Baldwin Insurance Group, Inc. - Class A (b)	44,607	1,376,126
Banco Bilbao Vizcaya Argentaria SA	55,537	1,606,820
Bank of America Corp. (a)	110,611	6,851,245
Berkshire Hathaway, Inc. - Class B (a)(b)	5,684	2,864,906
Capital One Financial Corp.	7,490	1,606,680
Charles Schwab Corp.	26,465	2,906,386
Chubb Ltd.	9,232	3,125,955
Corpay, Inc. (b)	11,318	4,575,867
Danske Bank AS	19,046	1,100,947
East West Bancorp, Inc.	18,647	2,365,558
Evercore, Inc. - Class A	6,681	1,913,639
Everest Group Ltd.	5,418	2,029,854
Fifth Third Bancorp (a)	22,407	1,204,824
First American Financial Corp.	18,539	1,370,403
Global Payments, Inc.	25,472	2,319,226
Goldman Sachs Group, Inc. (a)	1,349	1,383,939
Hiscox Ltd.	110,570	2,735,638
Huntington Bancshares, Inc. (a)	80,809	1,348,298
ING Groep NV	71,848	2,543,453
Intercontinental Exchange, Inc.	9,761	1,568,593
JPMorgan Chase & Co. (a)	24,952	8,883,411
LPL Financial Holdings, Inc.	12,693	4,698,124
M&T Bank Corp.	4,235	990,736
Markel Group, Inc. (a)(b)	949	1,710,962
Marsh & McLennan Cos., Inc.	13,437	2,550,343
Mastercard, Inc. - Class A	4,679	2,757,381
Morgan Stanley	13,209	2,817,744
NatWest Group PLC	240,688	2,188,463
Nordea Bank Abp	103,634	2,116,916
Progressive Corp.	9,308	2,029,889
Renaissance Holdings Ltd.	8,972	2,939,586
S&P Global, Inc.	3,259	1,420,403
Sumitomo Mitsui Financial Group, Inc.	33,000	1,416,617
Synchrony Financial (a)	18,098	1,394,994
Visa, Inc. - Class A	9,616	3,648,022
Wells Fargo & Co. (a)	82,627	7,138,147
WEX, Inc. (b)	12,203	2,325,648
White Mountains Insurance Group Ltd.	1,475	3,100,465
		120,899,986
Health Care — 11.4%
Abbott Laboratories (a)	3,803	419,699
AbbVie, Inc. (a)	26,715	6,850,260
Amgen, Inc.	8,235	3,540,062
AstraZeneca PLC	9,230	1,488,036
AstraZeneca PLC	1,765	286,160
Biogen, Inc. (b)	9,085	1,968,265
Bristol-Myers Squibb Co.	29,919	1,998,888
Cencora, Inc.	6,500	2,103,400
Centene Corp. (b)	18,780	1,208,305

The accompanying notes are an integral part of the financial statements.

15

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

	Shares	Value
Health Care — 11.4% (continued)
Cigna Group (a)	1,837	$507,159
CVS Health Corp.	37,297	3,502,561
Elevance Health, Inc. (a)	448	175,858
GE HealthCare Technologies, Inc.	29,144	2,075,927
Gilead Sciences, Inc.	22,189	3,247,138
Globus Medical, Inc. - Class A (b)	25,956	2,112,040
Grifols SA	10,722	122,080
Halozyme Therapeutics, Inc. (b)	24,681	2,628,280
HCA Healthcare, Inc. (a)	769	318,712
Humana, Inc.	5,055	1,937,228
ICON PLC (b)	9,857	1,626,306
Ipsen SA	2,996	567,414
IQVIA Holdings, Inc. (b)	9,054	2,364,814
Johnson & Johnson	12,793	3,401,019
Labcorp Holdings, Inc.	3,532	1,174,955
McKesson Corp.	2,749	2,433,745
Medtronic PLC	23,390	2,120,304
Novartis AG - ADR	9,416	1,431,797
Novo Nordisk AS	24,918	1,128,486
Pfizer, Inc.	3,133	89,165
QIAGEN NV	7,139	309,047
Quest Diagnostics, Inc.	7,242	1,740,253
Sandoz Group AG	16,337	1,371,960
Stryker Corp.	9,183	2,973,455
Tenet Healthcare Corp. (b)	2,949	784,169
Thermo Fisher Scientific, Inc.	7,235	4,464,719
UCB SA	208	52,067
UnitedHealth Group, Inc.	16,330	6,359,065
Zimmer Biomet Holdings, Inc.	1,572	157,263
		71,040,061
Industrials — 18.7%
3M Co.	10,993	1,888,927
Airbus Group SE	5,319	1,213,925
Allegion PLC	21,645	3,360,386
Allison Transmission Holdings, Inc.	25,685	3,228,861
AMETEK, Inc. (a)	8,609	2,024,579
Brink’s Co.	63,197	6,884,049
Builders FirstSource, Inc. (b)	29,026	1,927,326
CACI International, Inc. - Class A (b)	4,451	2,773,017
Canadian Pacific Kansas City Ltd.	14,890	1,380,154
CH Robinson Worldwide, Inc.	9,041	1,353,076
Cummins, Inc.	2,544	1,435,834
Delta Air Lines, Inc.	14,618	1,140,204
Donaldson Co., Inc.	24,512	2,227,896
Dover Corp.	11,344	2,203,345
Eaton Corp. PLC	5,094	2,047,177
Equifax, Inc.	19,231	3,637,736
Esab Corp.	26,505	1,997,947
Expeditors International of Washington, Inc.	9,505	1,802,623
FedEx Corp.	6,209	2,032,827
Ferguson Enterprises, Inc.	7,553	1,695,724
HNI Corp.	70,895	3,433,445
Honeywell Aerospace, Inc. (b)	8,905	1,407,890
Honeywell International, Inc.	11,235	2,398,903
Howmet Aerospace, Inc.	8,698	2,130,575
Hubbell, Inc.	7,778	3,523,434
Industrials — 18.7% (continued)
Huron Consulting Group, Inc. (b)	21,335	$3,411,253
IDEX Corp.	12,790	2,924,306
IMI PLC	68,031	2,834,226
Jacobs Solutions, Inc.	41,646	6,207,336
L3Harris Technologies, Inc.	23,920	6,368,700
Leidos Holdings, Inc. (a)	21,434	3,005,261
Masco Corp. (a)	30,340	2,189,334
Matson, Inc.	4,433	996,583
Middleby Corp. (a)(b)	13,266	1,470,403
Midera Food Processing, Inc. (b)	13,266	621,910
Nordson Corp.	6,085	1,957,666
Old Dominion Freight Line, Inc.	8,050	1,609,678
Parker-Hannifin Corp. (a)	2,740	2,683,666
Rexel SA	58,164	2,424,471
Siemens AG	4,369	1,448,358
SS&C Technologies Holdings, Inc. (a)	30,642	2,542,367
StandardAero, Inc. (b)	78,291	1,917,347
Uber Technologies, Inc. (b)	49,148	3,718,046
UFP Industries, Inc.	30,192	2,551,828
United Airlines Holdings, Inc. (b)	9,622	1,039,080
Upwork, Inc. (a)(b)	181,162	1,635,893
Veralto Corp.	22,589	2,226,598
Waste Management, Inc.	8,428	1,845,058
		116,779,228
Information Technology — 12.8%
Adeia, Inc.	70,118	1,769,077
Applied Materials, Inc.	4,787	2,194,313
Arrow Electronics, Inc. (a)(b)	8,497	1,737,042
Broadcom, Inc.	13,353	4,945,150
Capgemini SE	7,915	984,557
CDW Corp.	19,210	2,911,852
Celestica, Inc. (b)	7,100	2,125,740
Check Point Software Technologies Ltd. (b)	6,815	946,672
Dell Technologies, Inc. - Class C	7,318	3,337,081
Flex Ltd. (b)	35,317	3,858,382
Gen Digital, Inc. (a)	111,465	3,455,415
InterDigital, Inc.	16,761	5,615,438
Jabil, Inc. (a)	8,828	2,694,835
Lam Research Corp.	8,138	2,453,526
Microchip Technology, Inc. (a)	27,960	2,053,662
Micron Technology, Inc.	3,666	3,514,704
Microsoft Corp.	7,577	3,843,736
NetApp, Inc.	17,010	3,151,783
Nice Ltd. - ADR (a)(b)	10,450	1,140,931
NVIDIA Corp.	32,852	7,253,065
NXP Semiconductors NV	9,453	2,123,522
Oracle Corp. (a)	8,251	1,230,389
Qnity Electronics, Inc.	18,677	2,230,594
Salesforce, Inc.	7,339	1,890,086
Samsung Electronics Co. Ltd.	18,930	3,573,660
Seagate Technology Holdings PLC	3,207	2,656,615
TD SYNNEX Corp.	6,160	1,557,556
Trimble, Inc. (b)	27,284	1,635,403
Vontier Corp.	33,286	1,072,142
Zebra Technologies Corp. - Class A (a)(b)	5,084	1,797,448
		79,754,376

The accompanying notes are an integral part of the financial statements.

16

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

	Shares	Value
Materials — 3.4%
Ball Corp.	57,968	$3,650,245
Commercial Metals Co.	21,466	1,448,311
CRH PLC	32,741	3,087,149
Eastman Chemical Co.	40,057	2,901,729
Endeavour Mining PLC	31,518	1,949,365
Methanex Corp.	101,176	5,964,325
Warrior Met Coal, Inc.	19,427	2,102,779
		21,103,903
Real Estate — 3.1%
CBRE Group, Inc. - Class A (b)	13,102	1,910,403
COPT Defense Properties	45,355	1,632,780
Essential Properties Realty Trust, Inc.	76,014	2,280,420
Extra Space Storage, Inc. (a)	8,726	1,231,239
Healthpeak Properties, Inc.	91,874	1,912,817
Invitation Homes, Inc.	20,502	597,428
Jones Lang LaSalle, Inc. (b)	8,098	2,962,815
Kimco Realty Corp. (a)	73,675	1,746,834
Lamar Advertising Co. - Class A (a)	13,959	2,080,030
Regency Centers Corp. (a)	16,464	1,231,013
STAG Industrial, Inc.	49,499	1,843,838
		19,429,617
Utilities — 5.2%
American Electric Power Co., Inc.	11,772	1,441,246
CenterPoint Energy, Inc. (a)	70,259	2,782,256
Entergy Corp.	34,477	3,665,250
FirstEnergy Corp. (a)	64,644	2,964,574
Naturgy Energy Group SA	61,606	2,106,086
NextEra Energy, Inc.	19,881	1,637,002
NiSource, Inc. (a)	68,319	2,795,613
NRG Energy, Inc.	21,992	2,421,759
OGE Energy Corp.	63,907	2,916,076
Sempra	17,879	1,460,714
Southern Co.	31,927	2,809,576
Talen Energy Corp. (b)	6,530	1,931,313
Vistra Energy Corp.	10,456	1,436,341
Xcel Energy, Inc.	31,443	2,379,921
		32,747,727
TOTAL COMMON STOCKS (Cost $414,047,652)		592,123,736
	Par
CONVERTIBLE NOTES — 0.1%
Andrada Mining Ltd., 12.00%, 07/20/2027 (c)	GBP 700,000	928,199
TOTAL CONVERTIBLE NOTES (Cost $915,463)		928,199
	Contracts
WARRANTS — 0.0% (d)
Andrada Mining Ltd., Expires 07/21/2027, Exercise Price $0.10 (b)(c)	1,400,000	52,167
TOTAL WARRANTS (Cost $19,080)		52,167
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 3.61% (a)(e)	89,431	$89,431
Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 3.58% (a)(e)	89,430	89,430
Fidelity Treasury Portfolio - Class I, 3.60% (a)(e)	1,930	1,930
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 3.57% (a)(e)	89,431	89,431
MSILF Treasury Securities Portfolio - Institutional Class, 3.56% (e)	87,500	87,500
TOTAL MONEY MARKET FUNDS (Cost $357,722)		357,722

TOTAL INVESTMENTS — 94.9% (Cost $415,339,917)		593,461,824
Other Assets in Excess of Liabilities — 5.1%		31,748,073
TOTAL NET ASSETS — 100.0%		$625,209,897

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

GBP - British Pound

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of August 31, 2026 was $100,190,485.
(b)	Non-income producing security.
(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $980,366 or 0.2% of net assets as of August 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

17

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

Schedule of Securities Sold Short	Shares	Value
COMMON STOCKS — (15.9)%
Communication Services — (1.6)%
Dentsu Group, Inc.	(76,600)	$(1,773,276)
Grindr, Inc.	(1,693)	(26,208)
Lumen Technologies, Inc.	(190,385)	(1,189,906)
Newsmax, Inc.	(134,250)	(1,444,530)
Paramount Skydance Corp.	(146,129)	(1,594,267)
Roblox Corp. - Class A	(26,893)	(1,110,412)
Telesat Corp.	(26,312)	(1,141,941)
TELUS Corp.	(73,184)	(708,105)
Yelp, Inc.	(51,247)	(1,145,370)
		(10,134,015)
Consumer Discretionary — (2.9)%
Birkenstock Holding PLC	(26,981)	(941,907)
Breville Group Ltd.	(78,795)	(1,827,484)
CarMax, Inc.	(17,935)	(1,099,953)
Carvana Co.	(9,900)	(727,254)
Five Below, Inc.	(5,490)	(1,355,152)
Hilton Grand Vacations, Inc.	(42,493)	(1,802,128)
LGI Homes, Inc.	(34,840)	(1,948,950)
Livewire Group, Inc.	(79,244)	(96,678)
Lululemon Athletica, Inc.	(4,288)	(515,675)
Meritage Homes Corp.	(24,749)	(1,718,323)
Mohawk Industries, Inc.	(8,032)	(1,030,104)
NIKE, Inc. - Class B	(16,491)	(644,138)
Ollie’s Bargain Outlet Holdings, Inc.	(14,862)	(1,120,892)
On Holding AG - Class A	(10,227)	(291,469)
QuantumScape Corp.	(24,708)	(138,118)
Rivian Automotive, Inc. - Class A	(15,671)	(251,676)
Shake Shack, Inc. - Class A	(13,894)	(957,158)
Tesla, Inc.	(2,068)	(760,921)
Texas Roadhouse, Inc.	(4,152)	(812,131)
		(18,040,111)
Consumer Staples — (1.9)%
Beiersdorf AG	(10,219)	(935,602)
Brown-Forman Corp. - Class B	(34,852)	(926,018)
Campbell’s Co.	(47,824)	(1,132,472)
Chocoladefabriken Lindt & Spruengli AG	(6)	(669,512)
Coty, Inc. - Class A	(275,942)	(786,435)
Ezaki Glico Co. Ltd.	(25,100)	(812,156)
Flowers Foods, Inc.	(135,058)	(934,601)
Hershey Co.	(5,031)	(886,513)
Hormel Foods Corp.	(32,681)	(714,080)
Ito En Ltd.	(38,700)	(734,270)
Kraft Heinz Co.	(33,975)	(872,138)
Lotus Bakeries NV	(61)	(903,796)
Molson Coors Beverage Co. - Class B	(22,932)	(911,776)
Sprouts Farmers Market, Inc.	(5,968)	(489,615)
		(11,708,984)
Energy — (0.1)%
Tourmaline Oil Corp.	(9,601)	(437,395)

Financials — (2.9)%
Adyen NV	(936)	(1,133,742)
Aozora Bank Ltd.	(155,800)	(3,314,344)
Financials — (2.9)% (continued)
Brookfield Corp.	(36,496)	$(1,503,079)
Deutsche Bank AG	(38,130)	(1,527,087)
Japan Post Bank Co. Ltd.	(54,400)	(1,152,126)
Kinsale Capital Group, Inc.	(3,229)	(1,207,323)
Klarna Group PLC	(57,938)	(851,109)
LIFENET INSURANCE CO	(210,900)	(1,897,783)
Palomar Holdings, Inc.	(5,463)	(724,230)
Selective Insurance Group, Inc.	(6,955)	(634,922)
SoFi Technologies, Inc.	(80,180)	(1,433,618)
StepStone Group, Inc. - Class A	(28,537)	(1,491,344)
T Rowe Price Group, Inc.	(9,472)	(1,054,044)
Trupanion, Inc.	(8,076)	(235,415)
		(18,160,166)
Health Care — (1.8)%
Ambu AS - Class B	(21,027)	(231,933)
Anavex Life Sciences Corp.	(110,879)	(310,461)
ARS Pharmaceuticals, Inc.	(56,534)	(339,204)
Carl Zeiss Meditec AG	(9,672)	(359,766)
Claritev Corp.	(9,274)	(369,383)
Cochlear Ltd.	(8,592)	(822,861)
CRISPR Therapeutics AG	(10,992)	(626,324)
GMR Solutions, Inc. - Class A	(49,269)	(598,618)
Hims & Hers Health, Inc.	(16,936)	(500,967)
Idorsia Ltd.	(97,982)	(597,919)
ImmunityBio, Inc.	(70,583)	(561,135)
Kestra Medical Technologies Ltd.	(23,478)	(604,559)
Krystal Biotech, Inc.	(1,472)	(528,978)
Lonza Group AG	(1,040)	(741,161)
Mesoblast Ltd. - ADR	(28,324)	(474,710)
Moderna, Inc.	(4,960)	(696,086)
Omada Health, Inc.	(29,099)	(714,380)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(223,098)
TransMedics Group, Inc.	(4,635)	(393,372)
Vaxcyte, Inc.	(11,594)	(704,220)
Waystar Holding Corp.	(30,254)	(792,050)
		(11,191,185)
Industrials — (1.5)%
Alliance Laundry Holdings, Inc.	(20,551)	(470,823)
Arcosa, Inc.	(8,229)	(1,195,674)
Fastenal Co.	(7,566)	(373,079)
Fluence Energy, Inc.	(17,294)	(186,948)
Hawkeye 360, Inc.	(41,316)	(783,351)
Hexcel Corp.	(16,621)	(1,540,268)
Husqvarna AB - Class B	(139,605)	(554,775)
Kadant, Inc.	(1,638)	(489,991)
Kornit Digital Ltd.	(35,014)	(589,636)
Kuehne + Nagel International AG	(3,283)	(875,147)
Lyft, Inc. - Class A	(55,514)	(938,187)
Redwire Corp.	(140,479)	(1,503,125)
Rollins, Inc.	(3,411)	(123,035)
		(9,624,039)
Information Technology — (0.7)%
Circle Internet Group, Inc.	(10,879)	(1,039,488)
CoreWeave, Inc. - Class A	(13,502)	(1,146,185)

The accompanying notes are an integral part of the financial statements.

18

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

Schedule of Securities Sold Short	Shares	Value
Information Technology — (0.7)% (continued)
Power Integrations, Inc.	(37,457)	$(1,924,541)
		(4,110,214)
Materials — (1.0)%
Akzo Nobel NV	(16,763)	(1,199,335)
Antofagasta PLC	(10,577)	(564,335)
BASF SE	(26,302)	(1,614,808)
Fortescue Ltd.	(23,611)	(298,878)
Givaudan SA	(343)	(1,390,832)
International Paper Co.	(27,128)	(1,028,965)
Ramaco Resources, Inc.	(10,163)	(144,721)
		(6,241,874)
Real Estate — (0.9)%
Aroundtown SA	(199,268)	(440,830)
Mid-America Apartment Communities, Inc.	(10,308)	(1,328,186)
Segro PLC	(148,919)	(1,919,847)
Unibail-Rodamco-Westfield	(20,008)	(2,263,093)
		(5,951,956)
Utilities — (0.6)%
Acciona SA	(5,864)	(1,423,336)
Verbund AG - Class A	(30,133)	(2,076,411)
		(3,499,747)
TOTAL COMMON STOCKS (Proceeds $102,527,604)		(99,099,686)

PREFERRED STOCKS — (0.1)%
Consumer Discretionary — (0.1)%
Dr Ing hc F Porsche AG	(16,080)	(843,864)
TOTAL PREFERRED STOCKS (Proceeds $1,055,271)		(843,864)
TOTAL SECURITIES SOLD SHORT — (16.0)% (Proceeds $103,582,875)		$(99,943,550)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of the financial statements.

19

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

Contracts For Difference held by the Fund at August 31, 2026, are as follows:

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/13/2028		$(826,177)	$(164,314)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	12/29/2027		(234,348)	25,254
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2027		(290,443)	(66,857)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(945,452)	(18,907)
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,803,872)	(159,973)
American Airlines Group, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(772,628)	(84,235)
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(609,464)	(117,604)
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/13/2028		(305,770)	(35,963)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(690,507)	(81,215)
Blackstone, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,262,189)	263,229
Caris Life Sciences, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(549,666)	256,938
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,103,331)	(46,374)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/02/2028	AUD	(4,497,347)	(172,561)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/13/2028		(840,784)	(229,891)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(860,213)	(214,695)
Cracker Barrel Old Country Store, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(365,247)	(181,589)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(830,312)	(440,914)
Dick’s Sporting Goods, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(914,627)	599,853
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,579,556)	(181,840)
Entegris, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(520,190)	(252,654)
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,273,891)	(416,724)
EQT AB	J.P. Morgan Securities, Inc.	Pay	STIBOR + (0.30)%	Termination	08/27/2028	SEK	(26,709,341)	25,117
First Financial Bankshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,602,218)	(84,101)
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(917,846)	(53,027)
Fortis, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,023,009)	(159,268)
Fuji Media Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	MUTAN + (0.35)%	Termination	08/30/2028	JPY	(279,586,800)	(445,236)
Fuji Media Holdings, Inc.	Morgan Stanley	Pay	TONA + (0.45)%	Termination	02/11/2029	JPY	(44,079,000)	(40,904)
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,720,231)	(121,600)
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,507,344)	(106,552)
Greif, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,323,007)	(261,274)
Hinge Health, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(742,887)	(278,843)
Hyatt Hotels Corp.	HSBC Bank	Pay	SOFR + (0.05)%	Termination	12/03/2028		(241,940)	(2,306)

The accompanying notes are an integral part of the financial statements.

20

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Hyatt Hotels Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		$(246,782)	$(36,999)
Infosys Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/08/2028		(286,534)	54,779
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,674,796)	394,008
KB Home	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,048,159)	284,092
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,010,412)	(65,172)
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/23/2026		(130,491)	32,927
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(120,396)	(3,594)
Lemonade, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(554,108)	111,132
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,873,084)	130,749
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(554,071)	43,902
Moelis & Co.	HSBC Bank	Pay	SOFR + (0.05)%	Termination	12/03/2028		(217,075)	(13,831)
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,449,975)	(8,123)
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/13/2028		(264,522)	(2,196)
National Beverage Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(565,956)	(2,618)
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	07/04/2029		(2,911,971)	244,490
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(489,398)	(93,269)
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/13/2028		(1,732,678)	(723,187)
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,388,152)	(63,533)
Sagax AB	Goldman Sachs	Pay	STIBOR + (1.00)%	Termination	01/16/2028	SEK	(9,089,757)	276,334
Sagax AB	Morgan Stanley	Pay	STIBOR + (0.30)%	Termination	08/29/2027	SEK	(4,180,034)	302,157
SDI Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/13/2028		(1,062,748)	(703,099)
Service Corp. International	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,742,198)	7,160
Shenzhen Goodix Technology Co. Ltd.	HSBC Bank	Pay	SOFR + 0.25%	Termination	06/20/2029		(33,924)	3,584
Shenzhen Goodix Technology Co. Ltd. (a)	J.P. Morgan Securities, Inc.	Pay	OBFR + (7.746)%	Termination	09/05/2029		(231,300)	(15,011)
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.63)%	Termination	06/27/2029		(1,114,094)	128,872
Simpson Manufacturing Co., Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,686,951)	65,599
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,136,421)	(558,880)
Spirax Group PLC	J.P. Morgan Securities, Inc.	Pay	SONIA + (0.30)%	Termination	08/30/2028	GBP	(412,167)	(35,069)
Stora Enso Oyj	J.P. Morgan Securities, Inc.	Pay	EUSTR + (0.30)%	Termination	08/27/2028	EUR	(1,561,862)	(75,459)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(777,685)	(325,071)
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(503,328)	264,053
United Parks & Resorts, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,530,583)	146,152
VAT Group AG	Morgan Stanley	Pay	SARON + 0.35%	Termination	12/13/2028	CHF	(3,016,780)	(1,329,975)
Net Unrealized Appreciation (Depreciation)								(4,814,126)

There are no upfront payments or receipts associated with total return swaps in the Fund as of August 31, 2026.

Notional Amount is in USD unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

21

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

EFFR - Effective Federal Funds Rate was 3.63% as of August 31, 2026.

EUSTR - Euro Short-Term Rate was 2.18% as of August 31, 2026.

MUTAN - Bank of Japan Uncollateralized Overnight Call Rate was 1.23% as of August 31, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of August 31, 2026.

RBA - Reserve Bank of Australia Cash Rate was 4.35% as of August 31, 2026.

SARON - Swiss Average Rate Overnight was (0.06)% as of August 31, 2026.

SOFR - Secured Overnight Financing Rate was 3.68% as of August 31, 2026.

SONIA - Sterling Overnight Index Average was 3.73% as of August 31, 2026.

STIBOR - Stockholm Interbank Offered Rate was 1.75% as of August 31, 2026.

TONA - Tokyo Overnight Average Rate was 1.23% as of August 31, 2026.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(15,011) or (0.0)% of net assets as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

22

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF August 31, 2026

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2026 is as follows (see Notes to Financial Statements):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Investments:
Common Stocks	$547,698,020	$44,425,716	$—	$592,123,736
Convertible Notes	—	—	928,199	928,199
Warrants	—	—	52,167	52,167
Money Market Funds	357,722	—	—	357,722
Total Investments	$548,055,742	$44,425,716	$980,366	$593,461,824

Other Financial Instruments:
Total Return Swaps *	$—	$3,660,381	$—	$3,660,381
Total Other Financial Instruments	$—	$3,660,381	$—	$3,660,381

Liabilities:
Investments:
Common Stocks	$(67,259,179)	$(31,840,507)	$—	$(99,099,686)
Preferred Stocks	—	(843,864)	—	(843,864)
Total Investments	$(67,259,179)	$(32,684,371)	$—	$(99,943,550)

Other Financial Instruments:
Total Return Swaps *	$—	$(8,459,496)	$(15,011)	$(8,474,507)
Total Other Financial Instruments	$—	$(8,459,496)	$(15,011)	$(8,474,507)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

23

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS

AS OF August 31, 2026

	Shares	Value
COMMON STOCKS — 96.1%
Communication Services — 4.5%
Cargurus, Inc. (a)	210,280	$7,498,585
EverQuote, Inc. - Class A (a)	241,292	6,138,468
Liftoff Mobile, Inc. (a)(b)	202,417	3,760,908
Magnite, Inc. (a)(b)	434,753	10,212,348
Nexstar Media Group, Inc.	22,988	4,186,804
Stagwell, Inc. (a)	667,886	5,797,251
		37,594,364
Consumer Discretionary — 11.8%
American Eagle Outfitters, Inc.	287,758	4,785,415
Carriage Services, Inc.	113,105	3,805,983
Cavco Industries, Inc. (a)	8,921	4,987,999
Churchill Downs, Inc.	40,848	3,573,383
Covista, Inc. (a)	73,920	9,781,834
Frontdoor, Inc. (a)	106,634	8,623,492
Grand Canyon Education, Inc. (a)	47,812	7,082,391
Green Brick Partners, Inc. (a)	52,845	3,816,466
Installed Building Products, Inc.	12,251	2,974,910
Laureate Education, Inc. (a)	228,474	8,574,629
LCI Industries	33,549	3,376,036
Lear Corp.	42,741	5,342,198
Murphy USA, Inc.	14,853	7,655,088
Signet Jewelers Ltd.	30,132	2,479,261
Urban Outfitters, Inc. (a)	72,294	5,833,403
Valvoline, Inc. (a)	136,851	4,387,443
Visteon Corp. (b)	50,010	5,092,018
Winnebago Industries, Inc.	66,487	2,000,594
Wyndham Hotels & Resorts, Inc.	58,956	4,342,699
		98,515,242
Consumer Staples — 0.8%
Nature’s Sunshine Products, Inc. (a)	188,910	2,673,076
PriceSmart, Inc. (b)	1,668	283,577
Spectrum Brands Holdings, Inc.	44,747	3,862,114
		6,818,767
Energy — 7.4%
Archrock, Inc.	144,133	4,543,072
Bristow Group, Inc.	116,759	5,299,691
Cactus, Inc. - Class A	92,458	6,501,647
Helix Energy Solutions Group, Inc. (a)	536,201	5,522,870
National Energy Services Reunited Corp. (a)	259,895	9,124,914
Range Resources Corp.	52,845	2,183,555
SM Energy Co.	194,518	7,232,179
South Bow Corp. (b)	76,893	2,904,249
Tidewater, Inc. (a)(b)	84,253	7,845,639
Weatherford International PLC	108,058	10,564,831
		61,722,647
Financials — 27.1% (c)
AMERISAFE, Inc.	75,043	1,954,120
Assured Guaranty Ltd.	75,962	5,674,361
Axis Capital Holdings Ltd.	51,330	5,070,377
Axos Financial, Inc. (a)	53,714	5,198,978
Baldwin Insurance Group, Inc. - Class A (a)(b)	99,501	3,069,606
Bar Harbor Bankshares	134,824	5,289,145
BGC Group, Inc. - Class A	405,688	4,872,313
Financials — 27.1% (c) (continued)
Byline Bancorp, Inc.	168,560	$6,391,795
Cathay General Bancorp	26,337	1,612,088
Citizens Community Bancorp, Inc.	158,684	3,305,388
Columbia Banking System, Inc.	118,271	3,505,552
ConnectOne Bancorp, Inc.	162,191	5,099,285
CVB Financial Corp.	174,974	3,879,174
Essent Group Ltd.	94,645	6,394,216
EVERTEC, Inc.	94,128	2,789,013
Federal Agricultural Mortgage Corp. - Class C	52,516	11,548,268
First American Financial Corp.	107,315	7,932,725
First Bancorp/Southern Pines NC	93,790	5,949,100
First Mid Bancshares, Inc.	127,399	6,339,374
FirstCash Holdings, Inc.	37,403	8,021,821
Global Indemnity Group LLC - Class A	116,628	3,448,690
Hamilton Insurance Group Ltd. - Class B	167,134	5,876,431
Hancock Whitney Corp.	93,676	6,977,925
Heritage Financial Corp.	178,740	5,106,602
Home BancShares, Inc. (b)	200,796	5,915,450
James River Group Holdings, Inc.	583,015	2,337,890
Morningstar, Inc.	17,659	3,866,261
Nicolet Bankshares, Inc. (b)	51,520	8,724,397
Northeast Bank	79,458	10,023,627
Northrim BanCorp, Inc.	173,444	4,434,963
Northwest Bancshares, Inc.	101,326	1,549,275
Old Second Bancorp, Inc.	309,517	7,762,686
Oppenheimer Holdings, Inc. - Class A	72,768	8,644,111
PennyMac Mortgage Investment Trust (b)	274,383	2,557,250
Preferred Bank	74,119	7,592,009
Red River Bancshares, Inc.	62,540	6,256,502
Redwood Trust, Inc.	408,507	1,887,302
SLM Corp.	242,104	6,287,441
South Plains Financial, Inc.	71,216	3,105,018
Stewart Information Services Corp.	74,111	5,087,720
StoneX Group, Inc. (a)	62,810	4,301,229
Valley National Bancorp	228,604	3,118,159
WEX, Inc. (a)	45,635	8,697,118
		227,454,755
Health Care — 7.1%
Addus HomeCare Corp. (a)	57,334	6,574,490
AMN Healthcare Services, Inc. (a)	104,943	3,597,446
Aveanna Healthcare Holdings, Inc. (a)	584,044	7,837,870
Envista Holdings Corp. (a)	191,078	5,185,857
Globus Medical, Inc. - Class A (a)	47,635	3,876,060
Guardian Pharmacy Services, Inc. - Class A (a)	102,407	3,798,276
Haemonetics Corp. (a)	73,714	7,597,702
ICON PLC (a)	27,265	4,498,452
Merit Medical Systems, Inc. (a)	45,995	4,169,907
MiniMed Group, Inc. (a)(b)	118,498	2,400,769
Omnicell, Inc. (a)	113,598	3,994,106
Option Care Health, Inc. (a)	262,357	6,152,272
		59,683,207
Industrials — 17.2%
ABM Industries, Inc.	89,020	4,151,003
Atmus Filtration Technologies, Inc. (b)	92,539	4,370,617

The accompanying notes are an integral part of the financial statements.

24

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

	Shares	Value
Industrials — 17.2% (continued)
AZZ, Inc.	40,362	$5,536,052
Blue Bird Corp. (a)	55,184	3,208,950
Brady Corp. - Class A	36,327	3,293,043
Brink’s Co.	76,475	8,330,422
CBIZ, Inc. (a)	132,426	7,215,893
Civeo Corp. (a)(b)	114,202	3,817,773
Columbus McKinnon Corp.	236,843	4,182,647
CRA International, Inc.	26,016	4,539,792
EnerSys	24,445	4,494,458
Everus Construction Group, Inc. (a)	29,000	3,338,770
First Advantage Corp. (a)	312,121	6,560,783
FTI Consulting, Inc. (a)(b)	13,963	2,102,409
Gibraltar Industries, Inc. (a)	134,291	6,041,752
Granite Construction, Inc.	55,043	6,635,984
Huron Consulting Group, Inc. (a)	44,747	7,154,598
IBEX Holdings Ltd. (a)	193,820	7,454,317
JBT Marel Corp.	20,779	2,428,442
Karat Packaging, Inc.	112,576	5,363,121
Kirby Corp. (a)	25,826	3,663,676
Korn Ferry	69,700	5,962,835
Landstar System, Inc.	26,241	4,739,912
Limbach Holdings, Inc. (a)	17,016	701,399
LSI Industries, Inc. (b)	242,577	4,752,083
Matson, Inc.	37,936	8,528,392
Maximus, Inc.	105,522	6,096,006
Sensata Technologies Holding PLC	175,315	7,193,174
Shimmick Corp. (a)	535,170	1,889,150
		143,747,453
Information Technology — 13.0%
ACI Worldwide, Inc. (a)	79,248	4,222,333
Adeia, Inc.	335,342	8,460,679
Avnet, Inc.	70,780	6,339,057
Bel Fuse, Inc. - Class B	44,235	11,026,680
Belden, Inc.	45,559	5,214,683
Benchmark Electronics, Inc.	103,304	7,260,205
Cirrus Logic, Inc. (a)	41,959	4,594,930
Daktronics, Inc. (a)	264,542	5,166,505
ePlus, Inc.	43,674	3,842,002
Everforth, Inc. (a)	200,810	6,510,260
Extreme Networks, Inc. (a)	219,891	4,945,349
InterDigital, Inc.	27,642	9,260,899
Ituran Location and Control Ltd.	70,543	3,594,871
OSI Systems, Inc. (a)(b)	14,172	2,946,501
Pegasystems, Inc.	108,129	3,980,228
Penguin Solutions, Inc. (a)	96,003	4,711,827
Photronics, Inc. (a)	116,776	3,286,077
Teradata Corp. (a)	219,280	6,359,120
Ultra Clean Holdings, Inc. (a)	49,406	3,351,209
Vontier Corp.	120,250	3,873,252
		108,946,667
Materials — 4.2%
Commercial Metals Co. (b)	86,560	5,840,203
Methanex Corp.	110,325	6,503,659
Myers Industries, Inc.	153,330	4,920,360
NewMarket Corp.	5,184	4,653,677
Materials — 4.2% (continued)
OR Royalties, Inc.	119,197	$4,405,521
Silgan Holdings, Inc. (b)	100,769	4,185,944
Warrior Met Coal, Inc.	43,112	4,666,443
		35,175,807
Real Estate — 2.7%
BRT Apartments Corp.	168,364	2,410,972
Cousins Properties, Inc.	88,774	2,573,558
CTO Realty Growth, Inc.	158,134	3,374,580
Essential Properties Realty Trust, Inc. (b)	142,299	4,268,970
First Industrial Realty Trust, Inc.	62,095	3,842,439
Getty Realty Corp. (b)	94,856	3,075,231
STAG Industrial, Inc.	83,863	3,123,897
		22,669,647
Utilities — 0.3%
IDACORP, Inc.	19,126	2,604,196
TOTAL COMMON STOCKS (Cost $641,710,441)		804,932,752
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 4.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	34,913,474	34,913,474
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,913,474)		34,913,474
TOTAL INVESTMENTS — 100.3% (Cost $676,623,915)		839,846,226
Liabilities in Excess of Other Assets — (0.3)%		(2,322,381)
TOTAL NET ASSETS — 100.0%		$837,523,845

Percentages are stated as a percent of net assets.

LLC – Limited Liability Company

PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $33,909,048.
(c)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

25

BOSTON PARTNERS SMALL CAP VALUE FUND II

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF August 31, 2026

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2026 is as follows (see Notes to Financial Statements):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$804,932,752	$—	$—	$804,932,752
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	34,913,474
Total Investments	$804,932,752	$—	$—	$839,846,226

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

26

WPG PARTNERS SELECT SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

AS OF August 31, 2026

	Shares	Value
COMMON STOCKS — 97.1%
Communication Services — 4.1%
People, Inc. (a)	175,602	$6,722,045
Sirius XM Holdings, Inc.	122,808	3,459,501
		10,181,546
Consumer Discretionary — 2.6%
Holley, Inc. (a)	802,048	2,293,857
National Vision Holdings, Inc. (a)	241,377	4,122,719
		6,416,576
Consumer Staples — 2.5%
Sprouts Farmers Market, Inc. (a)	29,515	2,421,411
Yesway, Inc. - Class A (a)	156,207	3,891,116
		6,312,527
Energy — 7.1%
BKV Corp. (a)	155,334	3,752,869
Liberty Energy, Inc.	462,534	9,116,545
National Energy Services Reunited Corp. (a)	69,643	2,445,166
Scorpio Tankers, Inc.	30,423	2,399,158
		17,713,738
Financials — 11.8%
American Integrity Insurance Group, Inc.	190,730	4,958,980
BGC Group, Inc. - Class A	539,077	6,474,315
Dime Commercial Bancshares, Inc.	72,031	2,910,052
EZCORP, Inc. - Class A (a)	65,661	2,122,164
Flagstar Bank NA	270,831	3,604,761
Northpointe Bancshares, Inc.	169,266	2,875,829
Perella Weinberg Partners	389,208	6,472,529
		29,418,630
Health Care — 17.2%
AMN Healthcare Services, Inc. (a)	55,841	1,914,229
CareDx, Inc. (a)	125,987	6,313,208
Certara, Inc. (a)	434,396	3,601,143
Cytek Biosciences, Inc. (a)	1,120,378	5,355,407
ICON PLC (a)	74,723	12,328,548
Innoviva, Inc. (a)	269,566	5,598,886
PTC Therapeutics, Inc. (a)	113,617	7,900,926
		43,012,347
Industrials — 20.6%
Custom Truck One Source, Inc. (a)	230,249	2,120,593
Heartland Express, Inc.	114,796	1,418,879
Herc Holdings, Inc.	18,701	2,848,910
Legalzoom.com, Inc. (a)	736,853	4,590,594
Louisiana-Pacific Corp.	65,697	4,632,295
Marten Transport Ltd.	146,776	2,116,510
Regal Rexnord Corp.	54,589	8,649,627
RXO, Inc. (a)	309,501	6,576,896
Star Bulk Carriers Corp.	80,464	2,483,924
TrueBlue, Inc. (a)	267,114	2,802,026
Tutor Perini Corp.	72,590	6,425,667
V2X, Inc. (a)	88,642	6,839,617
		51,505,538
Information Technology — 18.2%
Littelfuse, Inc.	17,930	7,390,387
NCR Voyix Corp. (a)	561,058	4,701,666
Information Technology — 18.2% (continued)
Onto Innovation, Inc. (a)	13,970	$3,732,924
Silicon Motion Technology Corp. - ADR	40,597	10,020,964
Teradata Corp. (a)	377,065	10,934,885
Ultra Clean Holdings, Inc. (a)	126,958	8,611,561
		45,392,387
Materials — 13.0%
Celanese Corp.	148,375	6,748,095
Century Aluminum Co. (a)	188,598	8,632,130
Ingevity Corp. (a)	66,733	4,623,930
Kronos Worldwide, Inc.	392,368	3,460,686
thyssenkrupp AG	530,730	8,885,379
		32,350,220
TOTAL COMMON STOCKS (Cost $201,365,012)		242,303,509
TOTAL INVESTMENTS — 97.1% (Cost $201,365,012)		242,303,509
Other Assets in Excess of Liabilities — 2.9%		7,178,327
TOTAL NET ASSETS — 100.0%		$249,481,836

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

27

WPG PARTNERS SELECT SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF August 31, 2026

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2026 is as follows (see Notes to Financial Statements):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$233,418,130	$8,885,379	$—	$242,303,509
Total Investments	$233,418,130	$8,885,379	$—	$242,303,509

Refer to the Schedule of Investments for further disaggregation of investment categories.

The accompanying notes are an integral part of the financial statements.

28

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS

AS OF August 31, 2026

	Shares	Value
COMMON STOCKS — 97.5%
Communication Services — 2.4%
Cargurus, Inc. (a)	2,485	$88,615
People, Inc. (a)	14,119	540,476
Sirius XM Holdings, Inc.	9,289	261,671
		890,762
Consumer Discretionary — 5.3%
Academy Sports & Outdoors, Inc. (b)	6,206	266,610
ADT, Inc.	63,062	466,028
Advance Auto Parts, Inc. (b)	4,034	170,154
Bright Horizons Family Solutions, Inc. (a)	4,273	316,971
Fox Factory Holding Corp. (a)	6,964	142,274
Levi Strauss & Co. - Class A	4,364	90,597
Meritage Homes Corp.	3,828	265,778
National Vision Holdings, Inc. (a)(b)	10,409	177,786
Pool Corp. (b)	453	84,494
		1,980,692
Consumer Staples — 2.3%
Post Holdings, Inc. (a)(b)	2,467	205,649
Sprouts Farmers Market, Inc. (a)	3,645	299,036
Yesway, Inc. - Class A (a)	14,163	352,800
		857,485
Energy — 7.2%
Antero Resources Corp. (a)	4,305	165,656
BKV Corp. (a)	20,442	493,879
DHT Holdings, Inc.	9,722	190,551
Expro Ltd. (a)	11,795	213,726
Liberty Energy, Inc. (b)	37,101	731,261
Matador Resources Co.	3,227	187,198
Northern Oil & Gas, Inc. (b)	7,188	186,960
Scorpio Tankers, Inc.	4,755	374,979
SM Energy Co.	4,885	181,624
		2,725,834
Financials — 20.1%
Amerant Bancorp, Inc.	7,869	225,919
BGC Group, Inc. - Class A	66,614	800,034
Capitol Federal Financial, Inc.	15,615	134,445
Chime Financial, Inc. - Class A (a)	3,078	101,913
CNO Financial Group, Inc.	10,271	562,748
Dave, Inc. (a)	484	174,008
Enterprise Financial Services Corp.	12,708	803,527
First BanCorp	16,304	454,555
FirstCash Holdings, Inc. (b)	845	181,227
Flagstar Bank NA	26,855	357,440
Hanover Insurance Group, Inc.	1,435	324,468
Lazard, Inc.	4,933	213,254
National Bank Holdings Corp. - Class A (b)	14,208	586,648
Paymentus Holdings, Inc. - Class A (a)(b)	4,245	151,122
Popular, Inc.	2,758	463,868
Porch Group, Inc. (a)	13,395	227,581
Primerica, Inc.	610	175,466
Prosperity Bancshares, Inc.	4,523	323,666
Slide Insurance Holdings, Inc.	20,184	469,278
WesBanco, Inc.	21,211	848,652
		7,579,819
Health Care — 12.0%
Aveanna Healthcare Holdings, Inc. (a)	28,216	$378,659
Bio-Rad Laboratories, Inc. - Class A (a)(b)	1,283	495,392
Certara, Inc. (a)(b)	55,519	460,253
Fortrea Holdings, Inc. (a)	15,502	284,772
Halozyme Therapeutics, Inc. (a)(b)	4,361	464,403
ICON PLC (a)	5,679	936,978
Option Care Health, Inc. (a)	8,817	206,759
PTC Therapeutics, Inc. (a)(b)	11,863	824,953
Revvity, Inc.	2,023	260,299
Teleflex, Inc. (b)	1,469	208,671
		4,521,139
Industrials — 18.5%
Aebi Schmidt Holding AG	15,831	200,262
BrightView Holdings, Inc. (a)	28,617	317,935
Copa Holdings SA - Class A	2,488	314,608
Fluor Corp. (a)	5,407	294,736
Granite Construction, Inc.	3,169	382,055
GXO Logistics, Inc. (a)	8,254	393,963
Heartland Express, Inc.	25,559	315,909
Herc Holdings, Inc.	2,029	309,098
Hillman Solutions Corp. (a)	25,012	192,592
ICF International, Inc.	3,062	272,824
KBR, Inc.	5,075	190,313
Kirby Corp. (a)	1,296	183,851
Knight-Swift Transportation Holdings, Inc.	3,355	229,851
Louisiana-Pacific Corp.	6,696	472,135
ManpowerGroup, Inc.	1,793	112,869
Maximus, Inc.	2,969	171,519
McGrath RentCorp	886	99,622
Regal Rexnord Corp.	4,576	725,067
RXO, Inc. (a)	28,294	601,248
SiteOne Landscape Supply, Inc. (a)	2,180	214,795
Star Bulk Carriers Corp.	12,183	376,089
Timken Co.	3,312	398,930
Tutor Perini Corp.	2,340	207,137
		6,977,408
Information Technology — 13.4%
Crane NXT Co. (b)	3,556	173,888
Diodes, Inc. (a)	2,676	242,981
Littelfuse, Inc.	1,652	680,921
NCR Voyix Corp. (a)	60,124	503,839
Onto Innovation, Inc. (a)	2,245	599,887
Silicon Motion Technology Corp. - ADR (b)	4,100	1,012,044
Teradata Corp. (a)	36,650	1,062,850
Ultra Clean Holdings, Inc. (a)	11,389	772,516
		5,048,926
Materials — 11.0%
Capstone Copper Corp. (a)	51,582	598,462
Celanese Corp., Series A (b)	12,833	583,645
Century Aluminum Co. (a)(b)	10,077	461,224
Commercial Metals Co.	7,552	509,534
Constellium SE (a)	7,053	186,411
Ingevity Corp. (a)	5,573	386,153
thyssenkrupp AG	56,334	943,133

The accompanying notes are an integral part of the financial statements.

29

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AS OF August 31, 2026

	Shares	Value
Materials — 11.0% (continued)
Warrior Met Coal, Inc.	4,547	$492,167
		4,160,729
Real Estate — 2.5%
Brixmor Property Group, Inc.	17,800	514,242
Broadstone Net Lease, Inc. (b)	21,178	441,773
		956,015
Utilities — 2.8%
Black Hills Corp. (b)	4,615	330,803
Portland General Electric Co. (b)	7,124	348,079
Spire, Inc.	4,596	376,136
		1,055,018
TOTAL COMMON STOCKS (Cost $28,990,450)		36,753,827
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	7,333,680	7,333,680
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,333,680)		7,333,680

TOTAL INVESTMENTS — 117.0% (Cost $36,324,130)		44,087,507
Liabilities in Excess of Other Assets — (17.0)%		(6,409,260)
TOTAL NET ASSETS — 100.0%		$37,678,247

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $7,151,780.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

30

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

AS OF August 31, 2026

A summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2026 is as follows (see Notes to Financial Statements):

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$35,810,694	$943,133	$—	$36,753,827
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,333,680
Total Investments	$35,810,694	$943,133	$—	$44,087,507

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

31

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Assets and Liabilities

August 31, 2026

	Boston Partners All-Cap Value Fund		Boston Partners Global Equity Fund
ASSETS:
Investments, at value	$1,390,796,635		$346,642,147
Cash and cash equivalents	36,043,832		848,703
Receivable for fund shares sold	1,307,652		—
Dividends receivable	1,001,488		651,476
Dividend tax reclaims receivable	362,184		725,826
Interest receivable	144,186		5,943
Security lending income receivable	5,191		1,491
Receivable for investments sold	—		1,431,813
Prepaid expenses and other assets	1,211,435		46,814
Total assets	1,430,872,603		350,354,213
LIABILITIES:
Payable upon return of securities loaned	30,856,338		10,837,986
Payable to Adviser	950,820		265,254
Payable for fund shares redeemed	425,229		2,667
Payable for fund administration and accounting fees	207,117		54,595
Payable for shareholder servicing fees	144,815		60,312
Payable for audit fees	20,193		32,244
Payable for investments purchased	—		442,119
Payable for expenses and other liabilities	194,693		65,131
Total liabilities	32,799,205		11,760,308
NET ASSETS	$1,398,073,398		$338,593,905
NET ASSETS CONSIST OF:
Paid-in capital	$629,892,851		$214,519,303
Total distributable earnings	768,180,547		124,074,602
Total net assets	$1,398,073,398		$338,593,905
Institutional Class
Net assets	$1,191,575,311		$338,583,468
Shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, $0.001 and $0.001 par value)	30,782,483		10,638,085
Net asset value per share	$38.71		$31.83
Investor Class
Net assets	$206,487,637		$—
Shares issued and outstanding (100,000,000 and 0 shares authorized, $0.001 and $0.00 par value)	5,391,349		—
Net asset value per share	$38.30		$—
R6 Share Class
Net assets	$10,450		$10,437
Shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, $0.001 and $0.001 par value)	270		328
Net asset value per share	$38.72	*	$31.83	*
COST:
Investments, at cost	$775,160,310		$262,568,470
LOANED SECURITIES:
at value (included in investments)	$30,270,318		$10,455,214

*	Net asset value per share does not recalculate exactly due to rounding.

The accompanying notes are an integral part of the financial statements.

32

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

August 31, 2026

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
ASSETS:
Investments, at value	$267,959,516	$593,461,824	$839,846,226
Cash and cash equivalents	9,481,286	24,335,864	35,853,434
Receivable for fund shares sold	1,247,770	148,423	452,658
Dividends receivable	183,708	609,429	502,080
Dividend tax reclaims receivable	36,515	750,489	6,357
Interest receivable	5,054	138,433	92,286
Security lending income receivable	3,025	—	9,181
Unrealized appreciation on contracts for difference (1)	—	3,660,381	—
Receivable for investments sold	2,927,922	2,604,319	3,321,805
Deposits with brokers for securities sold short	49,380,983	67,820,050	—
Deposits with brokers for contracts for difference	—	2,110,000	—
Foreign currency, at value	943,129	6,552,479	—
Foreign currency deposits at brokers for securities sold short	985,613	34,196,801	—
Prepaid expenses and other assets	192,471	302,651	297,417
Total assets	333,346,992	736,691,143	880,381,444
LIABILITIES:
Securities sold short, at value	49,562,077	99,943,550	—
Written options, at value(1)	222,476	—	—
Payable upon return of securities loaned	10,074,737	—	34,913,474
Payable to Adviser	327,899	608,291	630,053
Payable for fund shares redeemed	191,975	868,116	172,441
Payable for fund administration and accounting fees	23,261	109,608	98,438
Payable for shareholder servicing fees	4,222	33,688	69,318
Payable for audit fees	29,964	30,714	20,097
Unrealized depreciation on contracts for difference (1)	173,229	8,474,507	—
Dividends payable	16,060	106,499	—
Interest payable	—	—	4,004
Payable for investments purchased	4,235,243	1,150,412	6,840,483
Payable for expenses and other liabilities	30,811	155,861	109,291
Total liabilities	64,891,954	111,481,246	42,857,599
NET ASSETS	$268,455,038	$625,209,897	$837,523,845
NET ASSETS CONSIST OF:
Paid-in capital	$205,122,287	$409,127,712	$598,993,229
Total distributable earnings	63,332,751	216,082,185	238,530,616
Total net assets	$268,455,038	$625,209,897	$837,523,845
Institutional Class
Net assets	$212,187,057	$619,682,695	$781,161,987
Shares issued and outstanding (100,000,000, 750,000,000 and 100,000,000 shares authorized, $0.001, $0.001 and $0.001 par value)	11,653,642	40,906,891	25,605,586
Net asset value per share	$18.21	$15.15	$30.51

The accompanying notes are an integral part of the financial statements.

33

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

August 31, 2026

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
Investor Class
Net assets	$56,267,981	$5,527,202	$56,351,797
Shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001 and $0.001 par value)	4,269,165	386,178	1,998,047
Net asset value per share	$13.18	$14.31	$28.20
R6 Share Class
Net assets	$—	$—	$10,061
Shares issued and outstanding (0, 0, and 100,000,000 shares authorized, $0.00, $0.00, and $0.001 par value)	—	—	330
Net asset value per share	$—	$—	$30.52	*
COST:
Investments, at cost	$215,463,318	$415,339,917	$676,623,915
Foreign currency, at cost	$943,129	$6,783,247	$—
Foreign currency deposits at brokers for securities sold short, at cost	$949,498	$34,081,417	$—
PROCEEDS:
Securities sold short proceeds	$53,803,196	$103,582,875	$—
Written options premium received	$222,167	$—	$—
LOANED SECURITIES:
at value (included in investments)	$9,758,046	$—	$33,909,048

(1)	Primary risk exposure is equity contracts

*	Net asset value per share does not recalculate exactly due to rounding.

The accompanying notes are an integral part of the financial statements.

34

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

August 31, 2026

	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
ASSETS:
Investments, at value	$242,303,509	$44,087,507
Cash and cash equivalents	5,478,562	952,410
Receivable for investments sold	2,096,044	274,509
Dividends receivable	144,012	33,488
Interest receivable	31,095	2,663
Receivable for fund shares sold	12,178	—
Dividend tax reclaims receivable	—	1,076
Security lending income receivable	—	737
Prepaid expenses and other assets	10,153	11,516
Total assets	250,075,553	45,363,906
LIABILITIES:
Payable for investments purchased	228,097	272,503
Payable to Adviser	214,844	26,054
Payable for fund administration and accounting fees	35,094	11,409
Payable for audit fees	30,750	22,392
Payable for fund shares redeemed	19,000	—
Payable for shareholder servicing fees	14,579	2,725
Interest payable	100	227
Payable upon return of securities loaned	—	7,333,680
Payable for expenses and other liabilities	51,253	16,669
Total liabilities	593,717	7,685,659
NET ASSETS	$249,481,836	$37,678,247
NET ASSETS CONSIST OF:
Paid-in capital	$205,764,935	$26,201,767
Total distributable earnings	43,716,901	11,476,480
Total net assets	$249,481,836	$37,678,247
Institutional
Net assets	$249,481,836	$37,678,247
Shares issued and outstanding (100,000,000 and 50,000,000 shares authorized, $0.001 and $0.001 par value)	17,125,229	1,652,009
Net asset value per share	$14.57	$22.81
COST:
Investments, at cost	$201,365,012	$36,324,130
LOANED SECURITIES:
at value (included in investments)	$—	$7,151,780

The accompanying notes are an integral part of the financial statements.

35

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Operations

FOR THE YEAR ENDED August 31, 2026

	Boston Partners All-Cap Value Fund	Boston Partners Global Equity Fund
INVESTMENT INCOME:
Dividend income	$18,522,028	$8,183,198
Dividend tax reclaim	505,906	379,360
Less: dividend withholding taxes	(702,871)	(911,925)
Interest income	1,278,435	170,903
Securities lending income	132,546	21,499
Total investment income	19,736,043	7,843,035
EXPENSES:
Investment advisory fee	9,147,173	2,706,469
Transfer agent fees	895,791	234,557
Distribution expenses - Investor Class	498,482	—
Fund administration and accounting fees	252,333	77,863
Legal fees	181,766	41,940
Directors’ fees	164,745	34,039
Officers’ fees	137,932	32,457
Federal and state registration fees	47,629	44,467
Custodian fees	47,561	76,585
Reports to shareholders	44,160	7,667
Audit fees	32,796	51,543
Interest expense	4,150	1,082
Other expenses and fees	59,985	17,435
Total expenses	11,514,503	3,326,104
Fee waiver from Adviser	(571,913)	(468,195)
Net expenses	10,942,590	2,857,909
NET INVESTMENT INCOME	8,793,453	4,985,126

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	184,493,670	44,678,863
In-kind redemptions	88,671,806	—
Foreign currency transactions	—	(22,679)
Net realized gain (loss)	273,165,476	44,656,184
Net change in unrealized appreciation (depreciation) on:
Investments	21,610,724	14,011,294
Foreign currency translation	(432)	(4,829)
Net change in unrealized appreciation (depreciation)	21,610,292	14,006,465
Net realized and unrealized gain (loss)	294,775,768	58,662,649
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$303,569,221	$63,647,775

The accompanying notes are an integral part of the financial statements.

36

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED August 31, 2026

	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners Small Cap Value Fund II
INVESTMENT INCOME:
Dividend income	$1,909,709	$8,970,364	$9,698,961
Dividend tax reclaim	26,406	196,748	45,450
Less: dividend withholding taxes	(88,324)	(313,653)	(103,968)
Interest income	204,122	385,881	871,116
Securities lending income	44,091	—	150,662
Prime broker interest income	609,180	2,488,082	—
Total investment income	2,705,184	11,727,422	10,662,221
EXPENSES:
Investment advisory fee	2,309,755	7,248,408	6,377,230
Transfer agent fees	78,392	303,540	574,689
Distribution expenses - Investor Class	65,306	18,500	133,509
Fund administration and accounting fees	38,696	147,439	128,846
Legal fees	12,959	77,546	84,618
Directors’ fees	10,406	74,510	73,203
Officers’ fees	10,314	55,556	67,819
Federal and state registration fees	46,107	43,280	66,633
Custodian fees	19,323	57,739	29,056
Reports to shareholders	4,236	18,906	29,020
Audit fees	36,827	53,731	30,225
Interest expense	6,594	17,098	—
Dividend expense on securities sold short	53,207	1,625,868	—
Prime broker interest expense	187,906	381,008	—
Other expenses and fees	6,968	29,634	28,619
Total expenses	2,886,996	10,152,763	7,623,467
Fee waiver from Adviser	(319,098)	—	(62,359)
Net expenses	2,567,898	10,152,763	7,561,108
NET INVESTMENT INCOME	137,286	1,574,659	3,101,113

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	12,134,468 (2)	58,959,103	91,932,116
In-kind redemptions	—	17,764,204	12,885,597
Securities sold short	(1,409,451)	(2,231,682)	—
Swap contracts(1)	3,061	(2,528,700)	—
Foreign currency transactions	(298,317)	217,977	—
Net realized gain (loss)	10,429,761	72,180,902	104,817,713
Net change in unrealized appreciation (depreciation) on:
Investments	27,903,802	9,991,706	13,457,092
Written options(1)	(309)	—	—
Securities sold short	2,015,600	(5,662,660)	—
Swap contracts(1)	(173,229)	(5,482,866)	—
Foreign currency translation	255,595	(1,011,550)	—
Net change in unrealized appreciation (depreciation)	30,001,459	(2,165,370)	13,457,092
Net realized and unrealized gain (loss)	40,431,220	70,015,532	118,274,805
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,568,506	$71,590,191	$121,375,918

(1)	Primary risk exposure is equity contracts

(2)	Includes realized gain (loss) on purchased options of $(98,545) whose primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

37

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED August 31, 2026

	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
INVESTMENT INCOME:
Dividend income	$1,844,544	$508,055
Non cash dividends	2,428,544	220,526
Dividend tax reclaim	8,105	128
Less: dividend withholding taxes	(38,780)	(2,954)
Interest income	298,009	29,512
Securities lending income	—	13,205
Total investment income	4,540,422	768,472
EXPENSES:
Investment advisory fee	1,894,845	276,979
Investment advisory fees - recouped	121,566	—
Transfer agent fees	83,600	15,867
Fund administration and accounting fees	54,740	19,286
Federal and state registration fees	39,771	26,503
Audit fees	25,278	27,846
Legal fees	24,858	3,542
Officers’ fees	21,315	3,177
Custodian fees	16,563	11,451
Directors’ fees	15,974	3,959
Reports to shareholders	7,957	—
Interest expense	2,413	—
Other expenses and fees	8,750	3,535
Total expenses	2,317,630	392,145
Fee waiver from Adviser	—	(11,298)
Net expenses	2,317,630	380,847
NET INVESTMENT INCOME	2,222,792	387,625

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	16,638,204	3,880,773
In-kind redemptions	19,320,670	—
Foreign currency transactions	(10,728)	(1,309)
Net realized gain (loss)	35,948,146	3,879,464
Net change in unrealized appreciation (depreciation) on:
Investments	23,510,504	3,269,809
Foreign currency translation	406	10
Net change in unrealized appreciation (depreciation)	23,510,910	3,269,819
Net realized and unrealized gain (loss)	59,459,056	7,149,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,681,848	$7,536,908

The accompanying notes are an integral part of the financial statements.

38

BOSTON PARTNERS INVESTMENT FUNDS

Statements of Changes in Net Assets

	Boston Partners All-Cap Value Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$8,793,453	$11,483,688
Net realized gain (loss)	273,165,476	143,550,107
Net change in unrealized appreciation (depreciation)	21,610,292	(43,935,729)
Net increase (decrease) in net assets from operations	303,569,221	111,098,066

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(93,370,317)	(115,942,510)
From earnings - Investor Class	(17,472,520)	(19,479,841)
Total distributions to shareholders	(110,842,837)	(135,422,351)

Capital transactions:
Shares sold - Institutional Class	248,325,909	103,855,302
Shares issued from reinvestment of distributions - Institutional Class	76,151,653	92,688,487
Shares redeemed - Institutional Class	(381,866,888)	(363,671,223)
Shares sold - Investor Class	8,071,729	10,161,894
Shares issued from reinvestment of distributions - Investor Class	16,520,816	18,446,970
Shares redeemed - Investor Class	(47,981,135)	(44,006,445)
Shares sold - R6 Share Class*	10,000	—
Net increase (decrease) in net assets from capital transactions	(80,767,916)	(182,525,015)

NET INCREASE (DECREASE) IN NET ASSETS	111,958,468	(206,849,300)

Net assets:
Beginning of the year	1,286,114,930	1,492,964,230
End of the year	$1,398,073,398	$1,286,114,930

SHARES TRANSACTIONS
Shares sold - Institutional Class	7,101,654	3,266,267
Shares issued from reinvestment of distributions - Institutional Class	2,326,662	2,983,215
Shares redeemed - Institutional Class	(10,915,142)	(11,446,582)
Shares sold - Investor Class	237,498	317,807
Shares issued from reinvestment of distributions - Investor Class	509,273	597,569
Shares redeemed - Investor Class	(1,430,176)	(1,375,919)
Shares sold - R6 Share Class*	270	—
Total increase (decrease) in shares outstanding	(2,169,961)	(5,657,643)

*	Inception date of Class R6 shares was July 6, 2026.

The accompanying notes are an integral part of the financial statements.

39

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Global Equity Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$4,985,126	$4,886,958
Net realized gain (loss)	44,656,184	20,894,526
Net change in unrealized appreciation (depreciation)	14,006,465	16,055,765
Net increase (decrease) in net assets from operations	63,647,775	41,837,249

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(27,370,105)	(11,307,608)
Total distributions to shareholders	(27,370,105)	(11,307,608)

Capital transactions:
Shares sold - Institutional Class	35,833,140	22,287,855
Shares issued from reinvestment of distributions - Institutional Class	25,576,547	10,762,707
Shares redeemed - Institutional Class	(36,275,078)	(31,056,072)
Shares sold - R6 Share Class*	10,000	—
Net increase (decrease) in net assets from capital transactions	25,144,609	1,994,490

NET INCREASE (DECREASE) IN NET ASSETS	61,422,279	32,524,131

Net assets:
Beginning of the year	277,171,626	244,647,495
End of the year	$338,593,905	$277,171,626

SHARES TRANSACTIONS
Shares sold - Institutional Class	1,234,241	898,831
Shares issued from reinvestment of distributions - Institutional Class	931,411	458,768
Shares redeemed - Institutional Class	(1,271,830)	(1,229,367)
Shares sold - R6 Share Class*	328	—
Total increase (decrease) in shares outstanding	894,150	128,232

*	Inception date of Class R6 shares was July 6, 2026.

The accompanying notes are an integral part of the financial statements.

40

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Long/Short Equity Fund		Boston Partners Long/Short Research Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$137,286	$189,925	$1,574,659	$3,578,945
Net realized gain (loss)	10,429,761	10,009,849	72,180,902	57,618,772
Net change in unrealized appreciation (depreciation)	30,001,459	1,534,410	(2,165,370)	(18,628,706)
Net increase (decrease) in net assets from operations	40,568,506	11,734,184	71,590,191	42,569,011

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(5,691,316)	(8,827,226)	(53,473,902)	(59,554,854)
From earnings - Investor Class	(1,968,589)	(3,581,735)	(894,697)	(849,904)
Total distributions to shareholders	(7,659,905)	(12,408,961)	(54,368,599)	(60,404,758)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	179,617,754	20,751,764	161,853,143	144,517,472
Shares issued from reinvestment of distributions - Institutional Class	5,595,184	8,511,483	29,751,662	31,639,246
Shares redeemed - Institutional Class	(62,121,194)	(14,344,409)	(119,106,246)	(212,550,287)
Shares sold - Investor Class	38,576,771	5,499,897	1,144,437	2,245,684
Shares issued from reinvestment of distributions - Investor Class	1,943,791	3,529,613	894,698	849,904
Shares redeemed - Investor Class	(9,295,572)	(4,937,584)	(5,391,134)	(1,976,343)
Net increase (decrease) in net assets from capital transactions	154,316,734	19,010,764	69,146,560	(35,274,324)

NET INCREASE (DECREASE) IN NET ASSETS	187,225,335	18,335,987	86,368,152	(53,110,071)

NET ASSETS:
Beginning of the year	81,229,703	62,893,716	538,841,745	591,951,816
End of the year	$268,455,038	$81,229,703	$625,209,897	$538,841,745

SHARES TRANSACTIONS
Shares sold - Institutional Class	11,009,331	1,585,879	11,030,535	10,159,559
Shares issued from reinvestment of distributions - Institutional Class	389,095	671,782	2,113,044	2,291,039
Shares redeemed - Institutional Class	(4,060,628)	(1,103,856)	(8,113,450)	(15,290,264)
Shares sold - Investor Class	3,186,301	539,982	83,165	165,585
Shares issued from reinvestment of distributions - Investor Class	186,365	372,715	67,119	64,533
Shares redeemed - Investor Class	(809,362)	(495,654)	(394,493)	(146,975)
Total increase (decrease) in shares outstanding	9,901,102	1,570,848	4,785,920	(2,756,523)

The accompanying notes are an integral part of the financial statements.

41

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Boston Partners Small Cap Value Fund II
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$3,101,113	$3,586,403
Net realized gain (loss)	104,817,713	60,342,362
Net change in unrealized appreciation (depreciation)	13,457,092	(2,144,927)
Net increase (decrease) in net assets from operations	121,375,918	61,783,838

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(44,970,154)	(66,484,637)
From earnings - Investor Class	(3,922,327)	(7,573,971)
Total distributions to shareholders	(48,892,481)	(74,058,608)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	359,261,220	139,949,131
Shares issued from reinvestment of distributions - Institutional Class	44,066,619	64,990,134
Shares redeemed - Institutional Class	(276,541,500)	(151,668,934)
Shares sold - Investor Class	3,789,607	2,012,228
Shares issued from reinvestment of distributions - Investor Class	3,791,538	7,332,895
Shares redeemed - Investor Class	(9,977,432)	(9,874,530)
Shares sold - R6 Share Class*	10,000	—
Net increase (decrease) in net assets from capital transactions	124,400,052	52,740,924

NET INCREASE (DECREASE) IN NET ASSETS	196,883,489	40,466,154

NET ASSETS:
Beginning of the year	640,640,356	600,174,202
End of the year	$837,523,845	$640,640,356

Share transactions:
Shares sold - Institutional Class	12,870,097	5,249,893
Shares issued from reinvestment of distributions - Institutional Class	1,662,891	2,407,042
Shares redeemed - Institutional Class	(9,727,269)	(5,634,391)
Shares sold - Investor Class	141,496	80,685
Shares issued from reinvestment of distributions - Investor Class	154,504	291,219
Shares redeemed - Investor Class	(384,187)	(398,157)
Shares sold - R6 Share Class*	330	—
Total increase (decrease) in shares outstanding	4,717,862	1,996,291

*	Inception date of Class R6 shares was July 6, 2026.

The accompanying notes are an integral part of the financial statements.

42

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	WPG Partners Select Small Cap Value Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$2,222,792	$445,029
Net realized gain (loss)	35,948,146	(2,803,505)
Net change in unrealized appreciation (depreciation)	23,510,910	(211,582)
Net increase (decrease) in net assets from operations	61,681,848	(2,570,058)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(8,708,068)	(5,331,430)
Total distributions to shareholders	(8,708,068)	(5,331,430)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	93,917,033	125,679,607
Shares issued from reinvestment of distributions - Institutional Class	6,866,238	4,074,306
Shares redeemed - Institutional Class	(93,686,892)	(56,070,384)
Net increase (decrease) in net assets from capital transactions	7,096,379	73,683,529

NET INCREASE (DECREASE) IN NET ASSETS	60,070,159	65,782,041

NET ASSETS:
Beginning of the year	189,411,677	123,629,636
End of the year	$249,481,836	$189,411,677

Share transactions:
Shares sold - Institutional Class	6,797,470	11,698,764
Shares issued from reinvestment of distributions - Institutional Class	593,452	346,749
Shares redeemed - Institutional Class	(7,084,080)	(5,455,668)
Total increase (decrease) in shares outstanding	306,842	6,589,845

The accompanying notes are an integral part of the financial statements.

43

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	WPG Partners Small Cap Value Diversified Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$387,625	$256,398
Net realized gain (loss)	3,879,464	2,860,594
Net change in unrealized appreciation (depreciation)	3,269,819	(2,785,994)
Net increase (decrease) in net assets from operations	7,536,908	330,998

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(3,003,927)	(1,976,316)
Total distributions to shareholders	(3,003,927)	(1,976,316)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	473,341	2,138,827
Shares issued from reinvestment of distributions - Institutional Class	2,865,187	1,907,591
Shares redeemed - Institutional Class	(2,605,782)	(3,066,734)
Net increase (decrease) in net assets from capital transactions	732,746	979,684

NET INCREASE (DECREASE) IN NET ASSETS	5,265,727	(665,633)

NET ASSETS:
Beginning of the year	32,412,520	33,078,153
End of the year	$37,678,247	$32,412,520

SHARES TRANSACTIONS
Shares sold - Institutional Class	22,889	108,046
Shares issued from reinvestment of distributions - Institutional Class	149,774	95,332
Shares redeemed - Institutional Class	(127,067)	(162,749)
Total increase (decrease) in shares outstanding	45,596	40,629

The accompanying notes are an integral part of the financial statements.

44

BOSTON PARTNERS ALL-CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$33.58	$33.97	$31.76	$30.78	$33.77

INVESTMENT OPERATIONS:
Net investment income*	0.25	0.28	0.30	0.41	0.33
Net realized and unrealized gain (loss) on investments	7.88	2.49	5.29	3.16	(1.51)
Total from investment operations	8.13	2.77	5.59	3.57	(1.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.30)	(0.52)	(0.31)	(0.33)
Net realized gains	(2.70)	(2.86)	(2.86)	(2.28)	(1.48)
Total distributions	(3.00)	(3.16)	(3.38)	(2.59)	(1.81)
Net asset value, end of year	$38.71	$33.58	$33.97	$31.76	$30.78

TOTAL RETURN(1)	25.86%	8.90%	19.04%	12.00%	(3.76)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,191,575	$1,083,763	$1,272,666	$1,164,397	$1,200,629
Ratio of expenses to average net assets:
Before expense waiver	0.84%	0.85%	0.85%	0.84%	0.86%
After expense waiver (2)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.71%	0.87%	0.96%	1.35%	1.00%
Portfolio turnover rate (3)	36%	37%	24%	33%	29%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Portfolio turnover excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

45

BOSTON PARTNERS ALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (CONtinued)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$33.31	$33.71	$31.53	$30.58	$33.56

INVESTMENT OPERATIONS:
Net investment income*	0.16	0.20	0.22	0.33	0.25
Net realized and unrealized gain (loss) on investments	7.80	2.48	5.26	3.13	(1.51)
Total from investment operations	7.96	2.68	5.48	3.46	(1.26)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.22)	(0.44)	(0.23)	(0.24)
Net realized gains	(2.70)	(2.86)	(2.86)	(2.28)	(1.48)
Total distributions	(2.97)	(3.08)	(3.30)	(2.51)	(1.72)
Net asset value, end of year	$38.30	$33.31	$33.71	$31.53	$30.58

TOTAL RETURN(1)	25.52%	8.65%	18.77%	11.68%	(4.00)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$206,488	$202,352	$220,298	$228,631	$230,437
Ratio of expenses to average net assets:
Before expense waiver	1.09%	1.10%	1.10%	1.09%	1.11%
After expense waiver (2)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.46%	0.62%	0.71%	1.10%	0.75%
Portfolio turnover rate (3)	36%	37%	24%	33%	29%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Portfolio turnover excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

46

BOSTON PARTNERS ALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	class r6
	Period ended August 31, 2026(1)
PER SHARE DATA:

Net asset value, beginning of period	$37.05

INVESTMENT OPERATIONS:
Net investment income*	0.01
Net realized and unrealized gain (loss) on investments	1.66
Total from investment operations	1.67

Net asset value, end of period	$38.72

TOTAL RETURN(2)	4.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets:
Before expense waiver	0.73	%(4)
After expense waiver (3)	0.73	%(4)
Ratio of net investment income (loss) to average net assets	0.21	%(4)
Portfolio turnover rate (6)	36	%(5)

*	Net investment income per share has been calculated based on average shares outstanding during the period.
[1]	Inception date of the Class was July 6, 2026.
[2]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[3]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[4]	Annualized for periods less than one year.
[5]	Not annualized for periods less than one year.
[6]	Portfolio turnover excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

47

BOSTON PARTNERS GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$28.44	$25.44	$21.23	$18.69	$20.74

INVESTMENT OPERATIONS:
Net investment income*	0.48	0.50	0.45	0.45	0.39
Net realized and unrealized gain (loss) on investments	5.71	3.70	4.19	2.39	(2.08)
Total from investment operations	6.19	4.20	4.64	2.84	(1.69)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.47)	(0.43)	(0.30)	(0.36)
Net realized gains	(2.26)	(0.73)	—	—	—
Total distributions	(2.80)	(1.20)	(0.43)	(0.30)	(0.36)
Net asset value, end of year	$31.83	$28.44	$25.44	$21.23	$18.69

TOTAL RETURN(1)	23.33%	17.49%	22.17%	15.28%	(8.27)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$338,583	$277,172	$244,647	$212,164	$171,407
Ratio of expenses to average net assets:
Before expense waiver	1.11%	1.11%	1.11%	1.11%	1.13%
After expense waiver(2)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.66%	1.98%	1.98%	2.20%	1.94%
Portfolio turnover rate	68%	55%	48%	51%	59%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

48

BOSTON PARTNERS GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class r6
	Period ended August 31, 2026(1)
PER SHARE DATA:

Net asset value, beginning of period	$30.50

INVESTMENT OPERATIONS:
Net investment income*	0.11
Net realized and unrealized gain (loss) on investments	1.22
Total from investment operations	1.33

Net asset value, end of period	$31.83

TOTAL RETURN(2)	4.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets:
Before expense waiver	1.00	%(4)
After expense waiver (3)	0.88	%(4)
Ratio of net investment income (loss) to average net assets	2.38	%(4)
Portfolio turnover rate	68	%(5)

*	Net investment income per share has been calculated based on average shares outstanding during the period.
[1]	Inception date for the Class was July 6, 2026.
[2]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[3]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[4]	Annualized for periods less than one year.
[5]	Not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

49

BOSTON PARTNERS LONG/SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$14.53	$15.04	$14.99	$14.73	$14.21

INVESTMENT OPERATIONS:
Net investment income (loss)*	0.03	0.05	0.06	0.07	(0.13)
Net realized and unrealized gain (loss) on investments	4.80	2.15	2.96	1.96	1.29
Total from investment operations	4.83	2.20	3.02	2.03	1.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.08)	(0.27)	—	—
Net realized gains	(1.14)	(2.63)	(2.70)	(1.77)	(0.64)
Total distributions	(1.15)	(2.71)	(2.97)	(1.77)	(0.64)
Net asset value, end of year	$18.21	$14.53	$15.04	$14.99	$14.73

TOTAL RETURN(1)	35.38%	17.30%	23.51%	14.69%	8.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$212,187	$62,729	$47,563	$56,303	$54,733
Ratio of expenses to average net assets:
Before expense waiver	2.25%	2.98%	2.72%	2.67%	3.18%
After expense waiver (2)	2.00%	2.37%	2.04%	2.02%	2.55%
Ratio of expenses to average net assets after expense waiver excluding dividend expense on securities sold short and interest expense	1.80%	1.96%	1.96%	1.96%	1.96%
Ratio of net investment income (loss) to average net assets	0.16%	0.34%	0.43%	0.50%	(0.87)%
Portfolio turnover rate	69%	54%	35%	44%	40%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

50

BOSTON PARTNERS LONG/SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$10.85	$11.90	$12.45	$12.54	$12.22

INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.01)**	0.01	0.02	0.03	(0.14)
Net realized and unrealized gain (loss) on investments	3.49	1.63	2.38	1.65	1.10
Total from investment operations	3.48	1.64	2.40	1.68	0.96

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.06)	(0.25)	—	—
Net realized gains	(1.14)	(2.63)	(2.70)	(1.77)	(0.64)
Total distributions	(1.15)	(2.69)	(2.95)	(1.77)	(0.64)
Net asset value, end of year	$13.18	$10.85	$11.90	$12.45	$12.54

TOTAL RETURN(1)	34.91%	17.00%	23.26%	14.44%	8.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$56,268	$18,501	$15,331	$11,748	$11,720
Ratio of expenses to average net assets:
Before expense waiver	2.51%	3.23%	2.97%	2.92%	3.43%
After expense waiver(2)	2.26%	2.62%	2.29%	2.27%	2.80%
Ratio of expenses to average net assets after expense waiver excluding dividend expense on securities sold short and interest expense	2.05%	2.21%	2.21%	2.21%	2.21%
Ratio of net investment income (loss) to average net assets	(0.08)%	0.09%	0.18%	0.25%	(1.12)%
Portfolio turnover rate	69%	54%	35%	44%	40%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
**

Net investment income and losses may not reconcile with the income and losses in the Statement of Operations due to the timing of share transactions and income and expense recognition during the period.

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

51

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$14.77	$15.09	$14.15	$15.98	$16.82

INVESTMENT OPERATIONS:
Net investment income (loss)*	0.04	0.09	0.12	0.16	(0.02)
Net realized and unrealized gain (loss) on investments	1.84	1.13	2.32	0.95	1.18
Total from investment operations	1.88	1.22	2.44	1.11	1.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.12)	(0.34)	(0.22)	—
Net realized gains	(1.35)	(1.42)	(1.16)	(2.72)	(2.00)
Total distributions	(1.50)	(1.54)	(1.50)	(2.94)	(2.00)
Net asset value, end of year	$15.15	$14.77	$15.09	$14.15	$15.98

TOTAL RETURN(1)	13.47%	8.85%	18.79%	7.16%	7.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$619,683	$529,974	$584,044	$688,944	$801,913
Ratio of expenses to average net assets:
Before expense waiver	1.75%	1.92%	1.90%	1.88%	1.95%
After expense waiver (2)	1.75%	1.92%	1.90%	1.88%	1.95%
Ratio of expenses to average net assets after expense waiver excluding dividend expense on securities sold short and interest expense	1.40%	1.41%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	0.27%	0.64%	0.88%	1.12%	(0.10)%
Portfolio turnover rate (3)	58%	65%	53%	54%	85%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Portfolio turnover excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

52

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$14.07	$14.45	$13.62	$15.48	$16.39

INVESTMENT OPERATIONS:
Net investment income (loss)*	0.00 (1)	0.05	0.09	0.12	(0.05)
Net realized and unrealized gain (loss) on investments	1.74	1.09	2.21	0.92	1.14
Total from investment operations	1.74	1.14	2.30	1.04	1.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.10)	(0.31)	(0.18)	—
Net realized gains	(1.35)	(1.42)	(1.16)	(2.72)	(2.00)
Total distributions	(1.50)	(1.52)	(1.47)	(2.90)	(2.00)
Net asset value, end of year	$14.31	$14.07	$14.45	$13.62	$15.48

TOTAL RETURN(2)	13.12%	8.58%	18.43%	6.92%	6.91%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$5,527	$8,868	$7,907	$7,483	$11,989
Ratio of expenses to average net assets:
Before expense waiver	2.00%	2.17%	2.15%	2.13%	2.20%
After expense waiver (3)	2.00%	2.17%	2.15%	2.13%	2.20%
Ratio of expenses to average net assets after expense waiver excluding dividend expense on securities sold short and interest expense	1.65%	1.66%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.02%	0.39%	0.63%	0.87%	(0.35)%
Portfolio turnover rate (4)	58%	65%	53%	54%	85%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Amount represents less than $0.005 per share.
[2]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[3]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[4]	Portfolio turnover excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

53

BOSTON PARTNERS SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$28.17	$28.91	$27.43	$27.51	$32.34

INVESTMENT OPERATIONS:
Net investment income*	0.12	0.18	0.22	0.24	0.18
Net realized and unrealized gain (loss) on investments	4.18	2.83	4.57	1.60	(2.86)
Total from investment operations	4.30	3.01	4.79	1.84	(2.68)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.23)	(0.25)	(0.26)	(0.12)
Net realized gains	(1.79)	(3.52)	(3.06)	(1.66)	(2.03)
Total distributions	(1.96)	(3.75)	(3.31)	(1.92)	(2.15)
Net asset value, end of year	$30.51	$28.17	$28.91	$27.43	$27.51

TOTAL RETURN(1)	16.34%	10.97%	19.09%	7.17%	(8.88)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$781,162	$585,921	$542,807	$533,633	$688,375
Ratio of expenses to average net assets:
Before expense waiver	1.00%	1.02%	1.03%	1.04%	1.02%
After expense waiver (2)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.43%	0.65%	0.84%	0.91%	0.61%
Portfolio turnover rate (3)	85%	70%	55%	65%	24%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Portfolio turnover excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

54

BOSTON PARTNERS SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (Continued)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$26.23	$27.16	$25.95	$26.12	$30.81

INVESTMENT OPERATIONS:
Net investment income*	0.05	0.10	0.15	0.17	0.10
Net realized and unrealized gain (loss) on investments	3.86	2.65	4.30	1.51	(2.72)
Total from investment operations	3.91	2.75	4.45	1.68	(2.62)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.16)	(0.18)	(0.19)	(0.04)
Net realized gains	(1.79)	(3.52)	(3.06)	(1.66)	(2.03)
Total distributions	(1.94)	(3.68)	(3.24)	(1.85)	(2.07)
Net asset value, end of year	$28.20	$26.23	$27.16	$25.95	$26.12

TOTAL RETURN(1)	16.03%	10.69%	18.80%	6.90%	(9.11)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$56,352	$54,719	$57,367	$61,041	$82,898
Ratio of expenses to average net assets:
Before expense waiver	1.26%	1.27%	1.28%	1.29%	1.27%
After expense waiver (2)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets	0.20%	0.40%	0.59%	0.66%	0.36%
Portfolio turnover rate (3)	85%	70%	55%	65%	24%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Portfolio turnover excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

55

BOSTON PARTNERS SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class r6
	Period ended August 31, 2026(1)
PER SHARE DATA:

Net asset value, beginning of period	$30.33

INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.00	)(2)(8)
Net realized and unrealized gain (loss) on investments	0.19
Total from investment operations	0.19

Net asset value, end of period	$30.52
TOTAL RETURN(3)	0.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets:
Before expense waiver	0.92	%(5)
After expense waiver (4)	0.92	%(5)
Ratio of net investment income (loss) to average net assets	(0.09	)%(5)
Portfolio turnover rate (7)	85	%(6)

*	Net investment income per share has been calculated based on average shares outstanding during the period.
[1]	Inception date of the Class was July 6, 2026.
[2]	Amount represents less than $(0.005) per share.
[3]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[4]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[5]	Annualized for periods less than one year.
[6]	Not annualized for periods less than one year.
[7]	Portfolio turnover excludes in-kind transactions.
[8]

Net investment income and losses may not reconcile with the income and losses in the Statement of Operations due to the timing of share transactions and income and expense recognition during the period.

The accompanying notes are an integral part of the financial statements.

56

WPG PARTNERS SELECT SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 29, 2021** through August 31, 2022
PER SHARE DATA:

Net asset value, beginning of period	$11.26	$12.09	$11.82	$9.40	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)*	0.14	0.03	—	0.07	(0.01)
Net realized and unrealized gain (loss) on investments	3.75	(0.48)	1.82	2.37	(0.59)
Total from investment operations	3.89	(0.45)	1.82	2.44	(0.60)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.01)	(0.06)	—	—
Net realized gains	(0.39)	(0.37)	(1.49)	(0.02)	—
Total distributions	(0.58)	(0.38)	(1.55)	(0.02)	—
Net asset value, end of period	$14.57	$11.26	$12.09	$11.82	$9.40

TOTAL RETURN(1)	35.91%	(3.86)%	18.12%	25.94%	(6.00)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$249,482	$189,412	$123,630	$107,329	$17,845
Ratio of expenses to average net assets:
Before expense waiver	1.10%	1.13%	1.13%	1.16%	2.93	%(3)
After expense waiver (2)	1.10%	1.10%	1.10%	1.10%	1.10	%(3)
Ratio of net investment income (loss) to average net assets	1.06%	0.28%	0.02%	0.65%	(0.22	)%(3)
Portfolio turnover rate (5)	124%	155%	160%	118%	70	%(4)

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
**	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

[3]	Annualized for periods less than one year.
[4]	Not annualized for periods less than one year.
[5]	Portfolio turnover excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

57

WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$20.18	$21.13	$18.81	$19.92	$19.33

INVESTMENT OPERATIONS:
Net investment income*	0.23	0.16	0.16	0.20	0.09
Net realized and unrealized gain (loss) on investments	4.31	0.12	3.56	1.80	0.80
Total from investment operations	4.54	0.28	3.72	2.00	0.89

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.16)	(0.21)	(0.09)	(0.07)
Net realized gains	(1.75)	(1.07)	(1.19)	(3.02)	(0.23)
Total distributions	(1.91)	(1.23)	(1.40)	(3.11)	(0.30)
Net asset value, end of year	$22.81	$20.18	$21.13	$18.81	$19.92

TOTAL RETURN(1)	24.32%	1.39%	20.99%	11.35%	4.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$37,678	$32,413	$33,078	$29,263	$32,264
Ratio of expenses to average net assets:
Before expense waiver	1.13%	1.21%	1.27%	1.32%	1.26%
After expense waiver (2)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	1.12%	0.81%	0.84%	1.06%	0.44%
Portfolio turnover rate	99%	92%	74%	90%	92%

*	Net investment income per share has been calculated based on average shares outstanding during the periods.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]

The expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.

58

BOSTON PARTNERS INVESTMENT FUNDS

Notes to Financial Statements

August 31, 2026

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), WPG Partners Select Small Cap Value Fund (“WPG Select Small Cap Value Fund”) and WPG Partners Small Cap Value Diversified Fund (“WPG Small Cap Value Diversified Fund”) (each, a “Fund” and collectively, the “Funds”). As of the end of the reporting period, all seven Funds offer an Institutional Class of shares. BP All-Cap Value Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund, and BP Small Cap Value Fund II also offer Investor Class of shares. In addition, BP All-Cap Value Fund, BP Global Equity Fund, and BP Small Cap Value Fund II also offer R6 Class of shares. The R6 Classes inception date was July 6, 2026.

The BP All-Cap Value Fund, BP Global Equity Fund, BP Small Cap Value Fund II, WPG Select Small Cap Value Fund, and WPG Small Cap Value Diversified Fund seek long-term growth of capital and outperformance of their respective benchmarks net of fees. The BP Long/Short Equity Fund and BP Long/Short Research Fund seek long-term growth of capital with reduced exposure to general equity market risk.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the annual reporting period for the Funds is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” and members thereof, the “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

The Board has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to

59

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no significant Level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Offering costs are amortized for a new fund and accrued over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

60

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Each of the BP Long/Short Equity Fund and BP Long/Short Research Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. Each of the BP All-Cap Value Fund, BP Global Equity Fund, BP Small Cap Value II Fund, WPG Select Small Cap Value Fund, and WPG Small Cap Value Diversified Fund, as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule 18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The Funds consider investments in the U.S. Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities within Cash and cash equivalents.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INTERNATIONAL CONFLICT RISK — The ongoing Russia-Ukraine war and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict in the Middle East and South America and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on a Fund’s performance and the value of a Fund’s investments, even beyond any direct exposure that the Funds may have to issuers located in these countries.

61

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

SHORT SALES — When the Adviser believes that a security is overvalued, the BP Long/Short Equity Fund and BP Long/Short Research Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Long/Short Equity Fund and BP Long/Short Research Fund had net income/(charges) of $421,274 and $2,107,074 respectively, on borrowed securities. Such amounts are included in prime broker interest income and prime broker interest expense on the Statements of Operations.

As of the end of the reporting period, the BP Long/Short Equity Fund and BP Long/Short Research Fund were invested in securities sold short. Information regarding values of securities and deposits pledged as collateral is included in the Schedules of Investments and Statements of Assets and Liabilities, respectively.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Long/Short Equity Fund and BP Long/Short Research Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the overnight rate plus an agreed upon spread.

The BP Long/Short Equity Fund and BP Long/Short Research Fund borrowed a maximum of $2,333,200 and $5,323,127, respectively. At the end of the reporting period, the BP Long/Short Equity Fund and BP Long/Short Research Fund had an outstanding loan totaling $108,442 and $4,956,170. The BP Long/Short Equity Fund and BP Long/Short Research Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP LONG/SHORT EQUITY FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
149	AUD 45,262	4.54%
92	EUR 10,175	2.37%
91	HKD 159,513	2.64%
283	USD 1,136,915	4.36%

BP LONG/SHORT RESEARCH FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
215	AUD 395,407	4.74%
107	CAD 105,631	2.66%
193	CHF 174,553	0.39%
119	DKK 83,934	2.17%
246	EUR 719,147	2.54%
227	GBP 161,980	4.13%
56	HKD 1,781,475	3.79%
147	JPY 30,878,328	1.11%
118	SEK 636,075	2.20%
175	USD 1,361,143	4.34%

62

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

The BP Long/Short Equity Fund and BP Long/Short Research Fund incurred interest expense during the current fiscal period on such borrowings in the amount of $39,731 and $60,685, respectively.

CONTRACTS FOR DIFFERENCE — The BP Long/Short Equity Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of a CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of a CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFDs.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. As of the end of the reporting period, BP Long/Short Equity Fund and BP Long/Short Research Fund had cash deposits for CFDs, which were pledged as collateral. Information regarding values and deposits pledged as collateral is included in the Schedules of Investments and Statements of Assets and Liabilities, respectively. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Equity Fund and BP Long/Short Research Fund held CFDs. Information regarding fair value of CFDs held at period-end is included in the Statements of Assets and Liabilities. Information regarding realized gain/(loss) and change in unrealized appreciation/(depreciation) during the reporting period is included in the Statements of Operations.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Long/Short Equity Fund	$576,370	$—
BP Long/Short Research Fund	—	84,823,795

63

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

The following is a summary of CFD’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Long/Short Equity Fund
Morgan Stanley	$—	$—	$—	$—	$(173,229)	$—	$—	$(173,229)
Total	$—	$—	$—	$—	$(173,229)	$—	$—	$(173,229)
BP Long/Short Research Fund
Goldman Sachs	$608,530	$(608,530)	$—	$—	$(2,383,862)	$608,530	$1,775,332	$—
HSBC Bank	3,584	(3,584)	—	—	(16,137)	3,584	12,553	—
J.P. Morgan Securities, Inc.	1,500,434	(1,500,434)	—	—	(1,572,983)	1,500,434	—	(72,549)
Morgan Stanley	1,547,833	(1,547,833)	—	—	(4,501,525)	1,547,833	—	(2,953,692)
Total	$3,660,381	$(3,660,381)	$—	$—	$(8,474,507)	$3,660,381	$1,787,885	$(3,026,241)

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Actual collateral pledged may be more than the amount shown.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

OPTIONS — The BP All-Cap Value Fund, BP Global Equity Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund, WPG Select Small Cap Value Fund, and WPG Small Cap Value Diversified Fund are permitted to invest in options and other derivative instruments in accordance with their respective investment strategies and limitations as disclosed in the Prospectus. Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Funds may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Funds may also purchase and sell (write) OTC put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the options contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being

64

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Information regarding realized gain/(loss) and change in unrealized appreciation/(depreciation) of options during the reporting period is included in the Statements of Operations. Information regarding fair value of options held at period-end is included in the Statements of Assets and Liabilities and Schedule of Investments.

During the current fiscal period, the average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$39,418	$44,433

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS	R6 CLASS
BP All-Cap Value Fund	0.70%	0.80%	1.05%	0.74%
BP Global Equity Fund	0.90	0.95	N/A	0.87
BP Long/Short Equity Fund**	1.60	1.70	1.95	N/A
BP Long/Short Research Fund	1.25	1.50	1.75	N/A
BP Small Cap Value Fund II	0.85	0.99	1.24	0.92
WPG Select Small Cap Value Fund	0.90	1.10	N/A	N/A
WPG Small Cap Value Diversified Fund*	0.80	1.10	N/A	N/A

*	0.80% of net assets up to $500 million, 0.75% of net assets in excess of $500 million.
**	Prior to March 1, 2026 the BP Long/Short Equity Fund’s Advisory Fee was 2.25%, the expense cap for Institutional Class was 1.96% and the expense cap for Investor Class was 2.21%.

65

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary expenses, interest or taxes) to exceed the Expense Caps of each class of each Fund provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

During the current fiscal period, investment advisory fees recouped were as follows:

FUND	RECOUPMENTS
BP Small Cap Value Fund II	$34,759
WPG Select Small Cap Value Fund	121,566
WPG Small Cap Value Diversified Fund	1,929

As of the end of the reporting period, the Funds had amounts available for recoupment as of August 31 as follows:

FUND	AUGUST 31, 2027	AUGUST 31, 2028	AUGUST 31, 2029	TOTAL
BP All-Cap Value Fund	$650,637	$657,804	$571,913	$1,880,354
BP Global Equity Fund	357,823	394,414	468,195	1,220,432
BP Long/Short Equity Fund	414,321	416,555	319,098	1,149,974
BP Small Cap Value Fund II	231,790	196,442	97,118	525,350
WPG Select Small Cap Value Fund	—	17,545	—	17,545
WPG Small Cap Value Diversified Fund	51,465	36,289	13,227	100,981

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

66

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions, short-term investments, and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$463,170,216	$549,807,218
BP Global Equity Fund	211,340,290	201,493,148
BP Long/Short Equity Fund	225,904,833	84,247,460
BP Long/Short Research Fund	328,988,171	334,161,626
BP Small Cap Value Fund II	722,274,772	618,625,278
WPG Select Small Cap Value Fund	301,891,332	251,681,121
WPG Small Cap Value Diversified Fund	33,453,826	35,759,236

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$—	$115,139,937
BP Global Equity Fund	—	—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	19,835,910
BP Small Cap Value Fund II	—	40,456,704
WPG Select Small Cap Value Fund	—	47,748,427
WPG Small Cap Value Diversified Fund	—	—

5. RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

6. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

67

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

As of August 31, 2026 the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments, including derivatives and foreign currency, held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$777,295,694	$618,046,183	$(4,540,702)	$613,505,481
BP Global Equity Fund	264,366,387	87,667,912	(5,372,678)	82,295,234
BP Long/Short Equity Fund	166,888,333	67,297,879	(14,033,779)	53,264,100
BP Long/Short Research Fund	315,100,232	209,630,868	(36,084,705)	173,546,163
BP Small Cap Value Fund II	680,800,422	190,984,628	(31,938,824)	159,045,804
WPG Select Small Cap Value Fund	203,225,145	49,400,529	(10,322,165)	39,078,364
WPG Small Cap Value Diversified Fund	36,489,713	8,804,288	(1,206,474)	7,597,814

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2026 were reclassified among the following accounts. They are primarily attributable to utilization of earnings and profits distributions to shareholders on redemption of shares, in-kind redemptions, and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP All-Cap Value Fund	$(119,260,226)	$119,260,226
BP Global Equity Fund	(1,815,029)	1,815,029
BP Long/Short Equity Fund	(2,835,500)	2,835,500
BP Long/Short Research Fund	(25,537,733)	25,537,733
BP Small Cap Value Fund II	(22,815,502)	22,815,502
WPG Select Small Cap Value Fund	(21,670,769)	21,670,769
WPG Small Cap Value Diversified Fund	(202,941)	202,941

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARYFORWARDS	QUALIFIED POST-OCTOBER LOSS DEFERRAL
BP All-Cap Value Fund	$5,040,589	$149,634,477	$—	$—
BP Global Equity Fund	8,178,997	33,600,371	—	—
BP Long/Short Equity Fund	4,442,221	5,641,685	—	—
BP Long/Short Research Fund	8,537,820	34,263,212	—	—
BP Small Cap Value Fund II	32,849,788	46,635,024	—	—
WPG Select Small Cap Value Fund	5,011,679	—	—	(373,142)
WPG Small Cap Value Diversified Fund	1,842,945	2,035,721	—	—

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

FUND	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS (LOSSES)
BP All-Cap Value Fund	$—	$613,505,481	$768,180,547
BP Global Equity Fund	—	82,295,234	124,074,602
BP Long/Short Equity Fund	(15,255)	53,264,100	63,332,751
BP Long/Short Research Fund	(265,010)	173,546,163	216,082,185
BP Small Cap Value Fund II	—	159,045,804	238,530,616
WPG Select Small Cap Value Fund	—	39,078,364	43,716,901
WPG Small Cap Value Diversified Fund	—	7,597,814	11,476,480

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies, partnership investments, and wash sales.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2025 and August 31, 2026 were as follows:

	2026			2025
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP All-Cap Value Fund	$11,642,208	$99,200,629	$110,842,837	$14,315,274	$121,107,077	$135,422,351
BP Global Equity Fund	10,689,467	16,680,638	27,370,105	4,444,770	6,862,838	11,307,608
BP Long/Short Equity Fund	2,194,560	5,465,345	7,659,905	5,977,261	6,431,700	12,408,961
BP Long/Short Research Fund	5,388,825	48,979,774	54,368,599	4,599,811	55,804,947	60,404,758
BP Small Cap Value Fund II	5,323,036	43,569,445	48,892,481	7,882,656	66,175,952	74,058,608
WPG Select Small Cap Value Fund	6,659,974	2,048,094	8,708,068	3,800,237	1,531,193	5,331,430
WPG Small Cap Value Diversified Fund	365,764	2,638,163	3,003,927	898,973	1,077,343	1,976,316

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2026 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. WPG Partners Select Small Cap Value Fund deferred $373,142 of post-October capital losses.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2026 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2026, none of the Funds had any capital loss carryforwards.

7. SECURITIES LENDING

The BP All-Cap Value Fund, the BP Global Equity Fund, the BP Long/Short Equity Fund, the BP Small Cap Value Fund II, and the WPG Small Cap Value Diversified Fund, may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, whose investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV per unit of $1.00. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP All-Cap Value Fund	$30,270,318	$30,856,338	$132,546
BP Global Equity Fund	10,455,214	10,837,986	21,499
BP Long/Short Equity Fund	9,758,046	10,074,737	44,091
BP Small Cap Value Fund II	33,909,048	34,913,474	150,662
WPG Small Cap Value Diversified Fund	7,151,780	7,333,680	13,205

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to an MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
BP All-Cap Value Fund	$30,270,318	—	$30,270,318	$(30,270,318)	—	—
BP Global Equity Fund	10,455,214	—	10,455,214	(10,455,214)	—	—
BP Long/Short Equity Fund	9,758,046	—	9,758,046	(9,758,046)	—	—
BP Small Cap Value Fund II	33,909,048	—	33,909,048	(33,909,048)	—	—
WPG Small Cap Value Diversified Fund	7,151,780	—	7,151,780	(7,151,780)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

8. LINE OF CREDIT

The Company, on behalf of the Funds, has established a line of credit (“LoC”) with the Custodian to be used for temporary or emergency purposes, primarily for financing redemption payments. Any loan issued to a Fund utilizing the LoC (each, a “Borrowing Fund” and together, the “Borrowing Funds”) is secured by securities held in the Borrowing Fund’s portfolio. This is a 181-day LoC. Borrowing under the LoC is limited to the lesser of (i) $100,000,000, (ii) 20.0% of the gross market value of a Borrowing Fund, or (iii) 33 1/3% of the net market value of the unencumbered assets of a Borrowing Fund. The amount eligible to be borrowed must also be less than 300% of the market value of the assets pledged as collateral. The interest rate paid by the Borrowing Funds on outstanding borrowings is equal to the prime lending rate of the Custodian, which was 6.75% at August 31, 2026. Interest expense is included in Other expenses on the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

August 31, 2026

During the current fiscal period, the Funds’ LoC facility activity was as follows:

FUND	TOTAL AMOUNT OF DAYS BORROWED	AVERAGE BORROWINGS	MAXIMUM AMOUNT OUTSTANDING	INTEREST EXPENSE	AVERAGE INTEREST RATE
BP All-Cap Value Fund	2	$10,710,500	$19,206,000	$4,150	6.83%
BP Global Equity Fund	6	1,243,167	5,066,000	1,082	6.78%
BP Long/Short Equity Fund	15	2,494,400	11,827,000	7,186	6.87%
BP Long/Short Research Fund	42	2,398,500	25,979,000	19,687	7.05%
WPG Partners Select Small Cap Value Fund	2	5,948,500	7,213,000	2,413	7.00%

9. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for each Fund and selected Cohen & Company, Ltd. (“Cohen”) as the independent registered public accounting firm for each Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During each Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf has consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on each Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

11. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Fund below paid the following distribution:

FUND	RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
WPG Partners Select Small Cap Value Fund	9/30/2026	10/1/2026	10/2/2026	$0.30

71

BOSTON PARTNERS INVESTMENT FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Boston Partners All-Cap Value Fund, Boston Partners Global Equity Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Small Cap Value Fund II, WPG Partners Select Small Cap Value Fund, and WPG Partners Small Cap Value Diversified Fund (the “Funds”), each a series of The RBB Fund, Inc., as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years or periods ended August 31, 2024, and prior, were audited by other auditors whose report dated October 30, 2024, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2025.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

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Shareholder Tax Information (UNAUDITED)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the fiscal year ended August 31, 2026 the following dividends and distributions were paid by each of the Funds:

FUND	ORDINARY INCOME	LONG-TERM GAINS
BP All-Cap Value Fund	$11,642,208	$99,200,629
BP Global Equity Fund	10,689,467	16,680,638
BP Long/Short Equity Fund	2,194,560	5,465,345
BP Long/Short Research Fund	5,388,825	48,979,774
BP Small Cap Value Fund II	5,323,036	43,569,445
WPG Select Small Cap Value Fund	6,659,974	2,048,094
WPG Small Cap Value Diversified Fund	365,764	2,638,163

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”) the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2026 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

FUND
BP All-Cap Value Fund	100.00%
BP Global Equity Fund	71.89%
BP Long/Short Equity Fund	35.75%
BP Long/Short Research Fund	100.00%
BP Small Cap Value Fund II	73.78%
WPG Select Small Cap Value Fund	30.53%
WPG Small Cap Value Diversified Fund	99.89%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

FUND
BP All-Cap Value Fund	100.00%
BP Global Equity Fund	11.92%
BP Long/Short Equity Fund	13.96%
BP Long/Short Research Fund	100.00%
BP Small Cap Value Fund II	63.70%
WPG Select Small Cap Value Fund	14.17%
WPG Small Cap Value Diversified Fund	99.87%

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BOSTON PARTNERS INVESTMENT FUNDS

SHAREHOLDER TAX INFORMATION (UNAUDITED) (CONCLUDED)

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

FUND
BP All-Cap Value Fund	0.00%
BP Global Equity Fund	1.97%
BP Long/Short Equity Fund	7.12%
BP Long/Short Research Fund	2.73%
BP Small Cap Value Fund II	0.00%
WPG Select Small Cap Value Fund	1.85%
WPG Small Cap Value Diversified Fund	0.00%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Jobs Creation Act of 2004 is as follows:

FUND
BP All-Cap Value Fund	4.29%
BP Global Equity Fund	50.72%
BP Long/Short Equity Fund	96.06%
BP Long/Short Research Fund	0.00%
BP Small Cap Value Fund II	20.75%
WPG Select Small Cap Value Fund	60.10%
WPG Small Cap Value Diversified Fund	31.76%

Pursuant to Section 853 of the Internal Revenue Code, as amended, the following Funds elect to pass-through to shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes.

			PER SHARE
FUND	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 8/31/2026
Global Equity Fund	6,517,954	352,848	0.61268107	0.03316738	10,638,413

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

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BOSTON PARTNERS INVESTMENT FUNDS

Other Information

August 31, 2026

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Boston Partners and the Company on behalf of the Boston Partners Small Cap Value Fund II, Boston Partners All-Cap Value Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, WPG Partners Small Cap Value Diversified Fund, Boston Partners Global Equity Fund, and WPG Partners Select Small Cap Value Fund (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Boston Partners with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and Boston Partners with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Boston Partners, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Boston Partners were present. Among other things, the Directors considered (i) the nature, extent, and quality of Boston Partners’ services provided to the Funds; (ii) descriptions of the experience and qualifications of Boston Partners personnel providing those services; (iii) Boston Partners’ investment philosophies and processes; (iv) Boston Partners’ assets under management and client descriptions; (v) Boston Partners’ soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Boston Partners’ current advisory fee arrangements with the Company and other similarly managed clients; (vii) Boston Partners’ compliance procedures; (viii) Boston Partners’ financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to such Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent, and quality of the services provided by Boston Partners. The Directors concluded that Boston Partners had substantial resources to provide services to the Funds and that Boston Partners’ services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2025, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

In reaching this conclusion, the Directors noted that the Boston Partners All-Cap Value Fund’s institutional shares outperformed its benchmark, the Russell 3000 Value Total Return Index, for the three-month, one-year, five-year, ten-year, and since-inception periods ended December 31, 2025, and underperformed its benchmark for the three-year period ended December 31, 2025. The Board noted that the Fund’s institutional shares’ total return outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the three-year, five-year, and ten-year periods ended December 31, 2025.

The Directors noted that the Boston Partners Long/Short Equity Fund’s institutional shares outperformed its primary benchmark, the S&P 500 Index, for the three-month, one-year, five-year and since-inception periods ended December 31, 2025, and underperformed its benchmark for the three-year and ten-year periods ended December 31, 2025. The Directors noted that the Boston Partners Long/Short Equity Fund’s institutional shares outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2025, and equaled the median of its Peer Group for the since-inception period ended December 31, 2025.

The Directors noted that the WPG Partners Small Cap Value Diversified Fund outperformed its primary benchmark, the Russell 2000 Value Total Return Index, for the five-year period ended December 31, 2025, and underperformed its benchmark for the three-month, one-year, three-year, and ten-year periods ended December 31, 2025. The Directors noted that the WPG Partners Small Cap Value Diversified Fund outperformed the median of its Peer Group for the one-year, three-year, five-year, and ten-year periods ended December 31, 2025, equaled the median of its Peer Group for the since-inception period ended December 31, 2025, and underperformed the median of its Peer Group for the three-month period ended December 31, 2025.

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Other Information (CONCLUDED)

August 31, 2026

Next, the Directors also reviewed the performance of the Boston Partners Long/Short Research Fund’s institutional shares, noting that the Fund had underperformed its benchmark, the S&P 500 Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Directors noted that the Boston Partners Long/Short Research Fund’s institutional shares outperformed the median of its Peer Group for the three-month, one-year, three-year, and five-year periods ended December 31, 2025, and underperformed the median of its Peer Group for the ten-year and since-inception periods ended December 31, 2025.

The Directors next reviewed the performance of the Boston Partners Small Cap Value Fund II, which outperformed its benchmark, the Russell 2000 Value Total Return Index, for the three-year, five-year, and since-inception periods ended December 31, 2025, and underperformed its benchmark for the three-month, one-year, and ten-year periods ended December 31, 2025. The Directors noted that the Boston Partners Small Cap Value Fund II outperformed the median of its Peer Group for the one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the three-month period ended December 31, 2025.

The Directors also considered the performance of the Boston Partners Global Equity Fund’s institutional shares, which outperformed its benchmark, the MSCI World Net Return Index, for the three-month, one-year, and five-year periods ended December 31, 2025, and underperformed its benchmark for the three-year, ten-year, and since-inception periods ended December 31, 2025. The Directors noted that the Boston Partners Global Equity Fund’s institutional shares outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025.

The Directors noted that the WPG Partners Select Small Cap Value Fund’s institutional shares outperformed its primary benchmark, the Russell 2000 Value Total Return Index, for the since-inception period ended December 31, 2025, and underperformed its benchmark for the three-month, one-year, and three-year periods ended December 31, 2025. The Directors noted that the WPG Partners Select Small Cap Value Fund’s institutional shares outperformed the median of its Peer Group for the three-month, three-year and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the one-year period ended December 31, 2025.

The Board also considered the advisory fee rates payable by each Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that Boston Partners had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026, for the Funds to limit total annual operating expenses to agreed-upon levels.

The Directors noted that the Boston Partners Small Cap Value Fund II’s net advisory fee was above the median and ranked in the 5th quintile of its Peer Group and the Fund’s total net expenses were above the median and ranked in the 4th quintile of its Peer Group.

The Directors noted that the Boston Partners Long/Short Equity Fund’s net advisory fee was above the median and ranked in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and ranked in the 4th quintile of its Peer Group.

The Directors noted that the Boston Partners Long/Short Research Fund’s net advisory fee was above the median and ranked in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and ranked in the 3rd quintile of its Peer Group.

The Directors noted that the Boston Partners All-Cap Value Fund’s net advisory fee equaled the median and ranked in the 3rd quintile of its Peer Group and the Fund’s total net expenses were below the median and ranked in the 2nd quintile of its Peer Group.

The Directors noted that the Boston Partners Global Equity Fund’s net advisory fee was above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the WPG Partners Select Small Cap Value Fund’s net advisory fee was above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the WPG Partners Small Cap Value Diversified Fund’s net advisory fee was above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

After reviewing the information regarding Boston Partners’ costs, profitability and economies of scale, and after considering Boston Partners’ services, the Directors concluded that the investment advisory fees to be paid by each Fund were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

76

About Boston Partners

Boston Partners is a value equity manager with a distinctive approach to investing — one that combines attractive valuation characteristics with strong business fundamentals and positive business momentum in every portfolio. The consistent application of this approach over 30 years by an experienced and long-tenured team has created a proven record of performance across economic cycles, market capitalizations, and geographies.

INVESTMENT ADVISER
Boston Partners Global Investors, Inc.
1 Beacon Street, 30th Floor
Boston, MA 02108

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

BostonPartners One Beacon Street | Boston, MA 02108 | tel: 617-832-8200 | bostonpartners.com

Printed in the U.S.A

Campbell Systematic Macro Fund

of

THE RBB FUND, INC.

Class A (TICKER: EBSAX)

Class C (TICKER: EBSCX)

Class I (TICKER: EBSIX)

Annual Financial Statements

August 31, 2026

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Systematic Macro Fund

Consolidated Schedule of Investments

August 31, 2026

	Par	Value
U.S. TREASURY BILLS — 70.2%
3.56%, 09/03/2026 (a)	$250,000,000	$249,949,953
3.62%, 10/08/2026 (a)	300,000,000	298,856,082
3.65%, 11/12/2026 (a)	250,000,000	248,135,000
3.70%, 12/03/2026 (a)	295,000,000	292,129,803
3.86%, 01/07/2027 (a)	225,000,000	221,964,599
3.85%, 02/04/2027 (a)	300,000,000	295,022,625
TOTAL U.S. TREASURY BILLS (Cost $1,606,351,314)		1,606,058,062

	Shares
MONEY MARKET FUNDS — 6.3%
BlackRock Liquidity Funds T-Fund - Institutional Class, 3.58% (b)	143,856,361	143,856,361
TOTAL MONEY MARKET FUNDS (Cost $143,856,361)		143,856,361

TOTAL INVESTMENTS — 76.5% (Cost $1,750,207,675)		1,749,914,423
Other Assets in Excess of Liabilities — 23.5%		536,113,482
TOTAL NET ASSETS — 100.0%		$2,286,027,905

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of August 31, 2026.

(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
1

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (CONTINUED)

August 31, 2026

Futures contracts outstanding as of August 31, 2026 were as follows:

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	3,057	03/14/2028	$533,670,876	$(722,830)
3-Month Secured Overnight Financing Rate	935	03/14/2028	223,850,688	(377,575)
Arabica Coffee	355	12/18/2026	41,468,437	(1,286,872)
Brent Crude Oil	117	10/30/2026	10,339,290	331,999
CAC40 10 Euro Index	658	09/18/2026	63,799,830	(628,005)
Canadian 10 Year Government Bonds	11,377	12/18/2026	962,072,513	(5,283,643)
Copper	179	12/29/2026	29,926,563	447,370
Corn No. 2 Yellow	1,612	12/14/2026	43,342,650	766,157
Crude Soybean Oil	2,030	12/14/2026	86,624,160	2,650,273
Dow Jones Industrial Average Index	288	09/18/2026	76,665,600	(432,338)
Euro BUXL 30 Year Bonds	71	09/08/2026	8,548,831	(117,936)
Feeder Cattle	376	10/29/2026	59,600,700	(2,195,036)
FTSE 100 Index	645	09/18/2026	94,703,595	(1,079)
FTSE China A50 Index	560	09/29/2026	8,233,120	41,902
FTSE/MIB Index	361	09/18/2026	110,471,652	275,076
German Stock Index	97	09/18/2026	74,153,870	(83,659)
Gold	249	12/29/2026	111,589,350	(2,191,325)
Hang Seng Index	136	09/29/2026	22,080,947	(83,517)
Hard Red Winter Wheat	572	12/14/2026	23,966,800	1,798,323
IBEX 35 Index	646	09/18/2026	150,240,847	(87,421)
ICE 3 Month SONIA Rate	3,940	12/14/2027	1,275,744,570	(1,439,057)
London Metals - Aluminum(a)	5,567	09/14/2026	451,528,236	(20,199,155)
London Metals - Aluminum(a)	1,782	12/14/2026	144,589,253	(2,662,926)
London Metals - Copper(a)	3,558	09/14/2026	1,286,477,588	67,391,455
London Metals - Copper(a)	1,397	12/14/2026	498,858,921	2,605,151
London Metals - Lead(a)	2,155	09/14/2026	101,474,640	(1,224,165)
London Metals - Lead(a)	474	12/14/2026	22,675,212	(92,799)
London Metals - Nickel(a)	591	09/14/2026	59,291,425	(2,784,186)
London Metals - Nickel(a)	136	12/14/2026	13,797,736	(20,703)
London Metals - Zinc(a)	2,959	09/14/2026	293,927,087	28,380,054
London Metals - Zinc(a)	615	12/14/2026	59,466,656	937,166
Low Sulphur Gas Oil	785	10/12/2026	100,754,750	7,277,925
MSCI Singapore Index	2,609	09/29/2026	111,751,243	1,478,326
Nasdaq 100 Index	420	09/18/2026	247,909,200	363,777
Natural Gas	2,135	09/28/2026	62,662,250	2,033,983
Natural Gas	110	10/29/2026	6,396,109	226,698
NY Harbor ULSD	303	09/30/2026	56,129,296	4,705,665
OMXS30 Index	3,090	09/18/2026	106,950,557	1,578,259
Reformulated Gasoline Blendstock	157	09/30/2026	20,289,738	437,730
Robusta Coffee	657	11/24/2026	23,185,530	(1,259,212)
Russell 2000 Index	497	09/18/2026	73,523,695	(1,232,838)
S&P Mid Cap 400 Index	307	09/18/2026	115,649,970	(2,143,690)
S&P/Toronto Stock Exchange 60 Index	61	09/17/2026	18,738,151	(203,541)
SGX FTSE Taiwan Index	475	09/29/2026	76,128,250	2,831,954
Silver	132	12/29/2026	44,213,400	(1,190,101)
Soybean Meal	819	12/14/2026	28,280,070	1,505,967
Sugar #11	1,486	09/30/2026	29,641,539	1,199,960
TOPIX Index	119	09/10/2026	31,033,114	1,063,697
U.S. Treasury Long Bonds	148	12/21/2026	16,076,500	(93,310)

The accompanying notes are an integral part of the financial statements.
2

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (Continued)

August 31, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	47	12/21/2026	$5,171,469	$(62,680)
UK Natural Gas	475	10/29/2026	32,417,345	(455,407)
Wheat	981	12/14/2026	37,964,700	1,597,987
				$83,371,848

Description	Contracts Sold	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
3 Month Euribor	(2,255)	09/13/2027	$634,555,984	$1,205,896
ASX SPI 200 Index	(812)	09/17/2026	131,271,820	(62,701)
Australian 90 Day Bank Bills	(5,505)	09/09/2027	3,899,691,111	645,430
Australian Government 10 Year Bonds	(6,915)	09/15/2026	530,327,170	802,065
Australian Government 3 Year Bonds	(26,993)	09/15/2026	2,006,109,114	6,629,951
Canadian Canola Oil	(1,100)	11/13/2026	12,908,402	(434,769)
Cotton No.2	(810)	12/08/2026	37,721,700	(3,374,776)
Crude Oil	(539)	09/22/2026	46,224,640	(378,394)
Euro STOXX 50 Quanto Index	(1,003)	09/18/2026	74,993,159	171,307
Euro-BOBL	(5,402)	09/08/2026	710,921,572	2,272,343
Euro-BTP Italian Government Bonds	(711)	09/08/2026	95,097,860	1,249,921
Euro-Bund	(7,582)	09/08/2026	1,085,533,290	12,480,367
Euro-Schatz	(8,516)	09/08/2026	1,041,551,155	2,171,489
French Government Bonds	(347)	09/08/2026	46,649,840	595,289
FTSE/JSE Top 40 Index	(55)	09/17/2026	3,702,790	51,185
Hang Seng China Enterprises Index	(91)	09/29/2026	4,922,982	30,113
ICE European Climate Exchange Emissions	(384)	12/14/2026	37,065,465	(648,934)
Japanese 10 Year Government Bonds	(188)	09/14/2026	148,246,385	204,451
Lean Hogs	(1,912)	10/14/2026	63,994,640	364,878
Live Cattle	(185)	10/30/2026	15,737,950	569,271
London Metals - Aluminum(a)	(5,567)	09/14/2026	451,528,236	22,528,865
London Metals - Aluminum(a)	(250)	12/14/2026	20,284,687	495,290
London Metals - Copper(a)	(3,558)	09/14/2026	1,286,477,588	(70,472,557)
London Metals - Copper(a)	(1,057)	12/14/2026	377,447,301	(5,982,773)
London Metals - Lead(a)	(2,155)	09/14/2026	101,474,640	3,548,914
London Metals - Lead(a)	(1,697)	12/14/2026	81,181,086	(102,478)
London Metals - Nickel(a)	(591)	09/14/2026	59,291,425	4,772,247
London Metals - Nickel(a)	(236)	12/14/2026	23,943,130	145,908
London Metals - Zinc(a)	(2,959)	09/14/2026	293,927,087	(33,029,906)
London Metals - Zinc(a)	(797)	12/14/2026	77,064,919	(2,236,930)
Long Gilt	(1,434)	12/29/2026	167,375,456	272,010
MSCI EAFE Index	(59)	09/18/2026	9,524,960	(31,405)
MSCI Emerging Markets Index	(63)	09/18/2026	5,389,965	(53,855)
Nifty 50 Index	(935)	09/29/2026	45,302,620	230,461
Nikkei 225 Index	(200)	09/10/2026	83,192,488	(914,561)
Palladium	(146)	12/29/2026	20,123,180	29,549
Physical Electricity Index	(180)	10/30/2026	23,065,474	(1,270,739)
Platinum	(497)	10/28/2026	44,585,870	(1,844,158)
S&P 500 Index	(173)	09/18/2026	66,596,350	(21,105)
SGX TSI Iron Ore	(215)	10/30/2026	2,136,240	(6,482)
Soybeans	(169)	11/13/2026	10,883,600	(48,398)

The accompanying notes are an integral part of the financial statements.
3

Campbell Systematic Macro Fund

Consolidated Schedule of INVESTMENTS (CONTINUED)

August 31, 2026

Description	Contracts Sold	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(9,168)	12/21/2026	$986,992,500	$1,305,239
U.S. Treasury 2 Year Notes	(2,115)	12/31/2026	434,070,705	931,810
U.S. Treasury 5 Year Note	(3,688)	12/31/2026	389,833,125	509,018
US Cocoa	(465)	12/15/2026	31,485,150	(4,011,184)
				$(60,712,838)
Net Unrealized Appreciation (Depreciation)				$22,659,010

The Fund has recorded a liability of $(8,003,528) as of August 31, 2026 related to the current day’s variation margin related to these contracts.

(a)

London Metal Exchange futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.
4

Campbell Systematic Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

August 31, 2026

Forwards contracts outstanding as of August 31, 2026 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	09/16/2026	AUD	328,400,000	USD	229,300,326	$5,975,395
UBS AG	09/16/2026	AUD	45,300,000	USD	31,772,922	681,373
UBS AG	09/16/2026	AUD	1,347,350,000	USD	951,336,085	13,946,324
UBS AG	09/16/2026	CAD	383,600,000	USD	273,045,300	3,927,974
UBS AG	09/16/2026	CAD	100,750,000	USD	72,067,756	677,440
UBS AG	09/16/2026	CAD	1,050,800,000	USD	750,283,970	8,432,183
UBS AG	09/16/2026	CNH	195,300,000	USD	28,984,541	122,281
UBS AG	09/16/2026	CNH	225,000,000	USD	33,402,657	130,549
UBS AG	09/16/2026	CNH	298,600,000	USD	44,234,659	267,632
UBS AG	09/16/2026	COP	487,950,000,000	USD	135,798,015	15,061,424
UBS AG	09/16/2026	CZK	893,200,000	USD	42,735,264	208,939
UBS AG	09/16/2026	CZK	1,293,200,000	USD	61,853,734	322,088
UBS AG	09/16/2026	EUR	190,200,000	USD	219,826,958	1,237,985
UBS AG	09/16/2026	EUR	728,000,000	USD	841,331,070	4,806,042
UBS AG	09/16/2026	EUR	802,350,000	USD	928,978,869	3,573,482
UBS AG	09/16/2026	GBP	87,700,000	USD	117,258,664	1,575,990
UBS AG	09/16/2026	GBP	898,350,000	USD	1,212,900,896	4,375,168
UBS AG	09/16/2026	GBP	732,150,000	USD	977,352,888	14,719,990
UBS AG	09/16/2026	HUF	61,200,000,000	USD	193,969,868	509,712
UBS AG	09/16/2026	IDR	1,971,900,000,000	USD	109,865,404	1,283,775
UBS AG	09/16/2026	IDR	3,222,625,000,000	USD	179,196,861	2,451,358
UBS AG	09/16/2026	IDR	1,024,975,000,000	USD	56,766,669	1,007,625
UBS AG	09/16/2026	INR	16,586,000,000	USD	173,202,460	846,644
UBS AG	09/16/2026	INR	20,535,000,000	USD	213,409,061	2,079,808
UBS AG	09/16/2026	INR	3,661,000,000	USD	38,253,124	164,443
UBS AG	09/16/2026	JPY	3,006,000,000	USD	18,709,703	130,941
UBS AG	09/16/2026	JPY	116,302,500,000	USD	727,954,851	991,919
UBS AG	09/16/2026	KRW	50,355,000,000	USD	36,007,568	792,204
UBS AG	09/16/2026	KRW	82,755,000,000	USD	54,291,521	6,186,389
UBS AG	09/16/2026	KRW	127,275,000,000	USD	84,114,394	8,899,030
UBS AG	09/17/2026	MXN	4,027,200,000	USD	232,027,804	4,605,261
UBS AG	09/17/2026	MXN	4,642,800,000	USD	264,851,032	7,953,893
UBS AG	09/17/2026	MXN	914,100,000	USD	51,895,951	1,815,383
UBS AG	09/16/2026	NOK	1,616,700,000	USD	167,066,345	5,920,806
UBS AG	09/16/2026	NOK	5,618,400,000	USD	588,484,041	12,685,635
UBS AG	09/16/2026	NZD	370,100,000	USD	212,860,409	6,199,837
UBS AG	09/16/2026	NZD	782,500,000	USD	458,530,416	4,627,224
UBS AG	09/16/2026	NZD	11,850,000	USD	6,857,405	156,547
UBS AG	09/16/2026	PLN	1,121,325,000	USD	300,324,590	578,876
UBS AG	09/16/2026	SGD	176,460,000	USD	137,391,426	1,581,526
UBS AG	09/16/2026	SGD	103,122,000	USD	80,337,453	877,376
UBS AG	09/16/2026	SGD	121,788,000	USD	95,217,969	697,468
UBS AG	09/16/2026	TWD	52,650,000	USD	1,655,048	6,303
UBS AG	09/16/2026	TWD	1,547,100,000	USD	48,380,300	437,842
UBS AG	09/16/2026	USD	136,287,187	BRL	703,000,000	1,080,409
UBS AG	09/16/2026	USD	1,061,996	CHF	850,000	8,613
UBS AG	09/16/2026	USD	251,494,909	CHF	196,350,000	8,163,535
UBS AG	09/16/2026	USD	292,288,602	CHF	235,450,000	501,629
UBS AG	09/16/2026	USD	175,745,504	CLP	160,190,000,000	4,099,794

The accompanying notes are an integral part of the financial statements.
5

Campbell Systematic Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	09/16/2026	USD	21,660,991	CLP	20,110,000,000	$112,859
UBS AG	09/16/2026	USD	84,897,583	COP	270,960,000,000	1,124,915
UBS AG	09/16/2026	USD	18,535,424	HUF	5,781,000,000	164,730
UBS AG	09/16/2026	USD	30,583,482	HUF	9,582,000,000	134,081
UBS AG	09/16/2026	USD	760,512,479	JPY	121,300,500,000	239,848
UBS AG	09/16/2026	USD	146,627,139	PHP	9,051,750,000	1,287,594
UBS AG	09/16/2026	USD	41,330,297	PHP	2,520,000,000	867,883
UBS AG	09/16/2026	USD	83,828,894	PHP	5,165,250,000	892,989
UBS AG	09/16/2026	USD	219,882,091	SEK	2,050,650,000	5,583,304
UBS AG	09/16/2026	USD	230,300,760	SEK	2,193,300,000	1,094,639
UBS AG	09/16/2026	USD	75,993,584	SEK	721,050,000	641,798
UBS AG	09/16/2026	ZAR	2,225,000,000	USD	135,814,799	2,185,914
UBS AG	09/16/2026	ZAR	5,387,600,000	USD	327,944,836	6,209,162
UBS AG	09/16/2026	ZAR	1,519,400,000	USD	92,144,805	2,092,626
UBS AG	09/16/2026	BRL	2,378,050,000	USD	458,996,019	(1,629,762)
UBS AG	09/16/2026	CHF	234,600,000	USD	291,605,712	(872,122)
UBS AG	09/16/2026	CLP	221,550,000,000	USD	239,612,256	(2,218,493)
UBS AG	09/16/2026	COP	675,870,000,000	USD	213,514,921	(4,556,281)
UBS AG	09/16/2026	CZK	5,022,400,000	USD	241,866,007	(393,807)
UBS AG	09/16/2026	HUF	10,536,000,000	USD	34,325,702	(844,707)
UBS AG	09/16/2026	JPY	153,577,500,000	USD	969,579,986	(7,005,470)
UBS AG	09/16/2026	NOK	2,352,450,000	USD	252,182,656	(470,139)
UBS AG	09/16/2026	PHP	11,790,000,000	USD	191,201,706	(1,895,414)
UBS AG	09/16/2026	PLN	358,875,000	USD	98,197,459	(1,894,665)
UBS AG	09/16/2026	SEK	3,986,100,000	USD	418,135,592	(1,576,747)
UBS AG	09/16/2026	TWD	3,593,700,000	USD	113,627,592	(229,778)
UBS AG	09/16/2026	USD	1,099,518,739	AUD	1,558,250,000	(16,858,827)
UBS AG	09/16/2026	USD	91,737,008	BRL	483,850,000	(1,321,028)
UBS AG	09/16/2026	USD	1,608,133,152	CAD	2,244,250,000	(12,297,686)
UBS AG	09/16/2026	USD	188,209,750	CNH	1,267,500,000	(693,978)
UBS AG	09/16/2026	USD	150,432,659	COP	528,150,000,000	(12,855,409)
UBS AG	09/16/2026	USD	215,335,939	CZK	4,519,600,000	(1,962,116)
UBS AG	09/16/2026	USD	2,209,682,518	EUR	1,910,450,000	(10,788,149)
UBS AG	09/16/2026	USD	2,396,160,878	GBP	1,786,650,000	(24,773,368)
UBS AG	09/16/2026	USD	103,863,562	HUF	32,829,000,000	(459,479)
UBS AG	09/16/2026	USD	249,260,613	IDR	4,462,325,000,000	(2,265,205)
UBS AG	09/16/2026	USD	191,820,016	INR	18,464,000,000	(1,936,325)
UBS AG	09/16/2026	USD	822,249,382	JPY	132,150,000,000	(6,024,435)
UBS AG	09/16/2026	USD	265,775,599	KRW	394,170,000,000	(22,286,482)
UBS AG	09/17/2026	USD	584,800,372	MXN	10,187,700,000	(13,815,707)
UBS AG	09/16/2026	USD	384,101,479	NOK	3,677,700,000	(9,412,994)
UBS AG	09/16/2026	USD	886,357,758	NZD	1,516,650,000	(11,339,412)
UBS AG	09/16/2026	USD	201,178,622	PLN	753,450,000	(1,006,932)
UBS AG	09/16/2026	USD	278,279,111	SGD	354,909,000	(1,233,252)
UBS AG	09/16/2026	USD	50,969,872	TWD	1,633,050,000	(560,389)
UBS AG	09/16/2026	USD	500,427,078	ZAR	8,254,600,000	(11,546,266)
Net Unrealized Appreciation (Depreciation)						$2,991,582

The accompanying notes are an integral part of the financial statements.
6

Campbell Systematic Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONCLUDED)

August 31, 2026

AUD -	Australian Dollars
BRL -	Brazilian Real
CAD -	Canadian Dollar
CHF -	Swiss Franc
CLP -	Chilean Peso
CNH -	Chinese Offshore Renminbi
COP -	Colombian Peso
CZK -	Czech Republic Koruna
EUR -	Euro
GBP -	British Pound
HUF -	Hungarian Forint
IDR -	Indonesian Rupiah
INR -	Indian Rupee
JPY -	Japanese Yen
KRW -	South Korean Won
MXN -	Mexican Peso
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PHP -	Philippine Peso
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
TWD -	New Taiwan Dollar
USD -	United States Dollar
ZAR -	South African Rand

The accompanying notes are an integral part of the financial statements.
7

Campbell Systematic Macro Fund

Consolidated Statement of Assets and Liabilities

August 31, 2026

ASSETS:
Short-term investments, at value (cost $1,750,207,675)	$1,749,914,423
Cash and cash equivalents	218,653,738
Deposit at broker for futures contracts	292,682,304
Unrealized appreciation on forward foreign currency contracts	190,016,406
Unrealized appreciation on futures contracts	196,140,121
Capital shares sold	2,708,578
Interest receivable	1,050,055
Prepaid expenses and other assets	157,442
Total assets	2,651,323,067

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	$187,024,824
Unrealized depreciation on futures contracts	173,481,111
Payable to adviser	3,035,523
Payable for capital shares redeemed	865,408
Other accrued expenses and liabilities	888,296
Total liabilities	365,295,162
NET ASSETS	$2,286,027,905

NET ASSETS CONSIST OF:
Paid-in capital	2,174,195,000
Total distributable earnings/(loss)	111,832,905
NET ASSETS	$2,286,027,905

CAPITAL SHARES:
Class A Shares:
Net assets applicable to Class A Shares	$50,976,055
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	5,050,895
Net asset value and redemption price per share	$10.09
Maximum offering price per share (100/96.5 of 10.09)	$10.46

Class C Shares:
Net assets applicable to Class C Shares	21,938,854
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,346,079
Net asset value, offering and redemption price per share	$9.35

Class I Shares:
Net assets applicable to Class I Shares	2,213,112,996
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	216,122,515
Net asset value, offering and redemption price per share	$10.24

The accompanying notes are an integral part of the financial statements.
8

Campbell Systematic Macro Fund

Consolidated Statement of Operations

For the Year Ended August 31, 2026

INVESTMENT INCOME:
Interest	$71,097,540
Total investment income	71,097,540

EXPENSES:
Advisory fees	33,469,612
Transfer agent fees	2,624,976
Printing and shareholder reporting fees	253,369
Administration and accounting fees	243,865
Distribution fees - Class C Shares	218,599
Distribution fees - Class A Shares	125,772
Federal and state registration fees	203,480
Director fees	157,448
Officer fees	106,360
Legal fees	83,526
Custodian fees	55,691
Audit fees	49,396
Other expenses	47,462
Total expenses before waivers and/or reimbursements	37,639,556
Less: waivers and reimbursements	(1,575,626)
Net expenses after waivers and/or reimbursements	36,063,930
Net investment income	35,033,610

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Net realized gain/(loss) from:
Investments	18,000
Futures contracts	97,273,874
Foreign currency transactions	(1,492,937)
Forward foreign currency contracts	6,610,944
Net realized gain	102,409,881
Net change in unrealized appreciation (depreciation) on:
Investments	(686,995)
Futures contracts	(3,973,957)
Foreign currency translations	(320,889)
Forward foreign currency contracts	35,706,322
Net change in unrealized appreciation (depreciation)	30,724,481
Net realized and unrealized gain/(loss)	133,134,362
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,167,972

The accompanying notes are an integral part of the financial statements.
9

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$35,033,610	$38,542,102
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	102,409,881	(2,225,780)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	30,724,481	(9,445,861)
Net increase/(decrease) in net assets resulting from operations	168,167,972	26,870,461

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class A Shares	(1,510,072)	(1,420,635)
Class C Shares	(583,867)	(364,758)
Class I Shares	(57,982,343)	(37,163,038)
Total distributable earnings	(60,076,282)	(38,948,431)
Net decrease in net assets from dividends and distributions to shareholders	(60,076,282)	(38,948,431)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	14,666,401	20,988,989
Proceeds from reinvestment of distributions	1,493,743	1,412,399
Shares redeemed	(19,750,471)	(24,360,331)
Total from Class A Shares	(3,590,327)	(1,958,943)
Class C Shares
Proceeds from shares sold	4,570,738	7,099,091
Proceeds from reinvestment of distributions	578,750	361,630
Shares redeemed	(6,419,230)	(3,446,361)
Total from Class C Shares	(1,269,742)	4,014,360
Class I Shares
Proceeds from shares sold	959,693,561	1,183,826,586
Proceeds from reinvestment of distributions	50,430,513	33,469,034
Shares redeemed	(794,255,880)	(485,223,860)
Total from Class I Shares	215,868,194	732,071,760
Net increase/(decrease) in net assets from capital share transactions	211,008,125	734,127,177
Total increase/(decrease) in net assets	319,099,815	722,049,207

The accompanying notes are an integral part of the financial statements.
10

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
NET ASSETS:
Beginning of period	$1,966,928,090	$1,244,878,883
End of period	$2,286,027,905	$1,966,928,090

SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,508,569	2,149,736
Shares reinvested	159,248	148,674
Shares redeemed	(2,059,090)	(2,517,992)
Total from Class A Shares	(391,273)	(219,582)
Class C Shares
Shares sold	508,626	776,735
Shares reinvested	66,219	40,678
Shares redeemed	(718,632)	(378,480)
Total from Class C Shares	(143,787)	438,933
Class I Shares
Shares sold	96,971,570	119,207,029
Shares reinvested	5,308,475	3,482,730
Shares redeemed	(81,188,761)	(49,030,020)
Total from Class I Shares	21,091,284	73,659,739
Net increase/(decrease) in shares outstanding	20,556,224	73,879,090

The accompanying notes are an integral part of the financial statements.
11

Campbell Systematic Macro Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$9.57	$9.53	$9.37	$10.65	$8.76
Net investment income/(loss)(1)	0.15	0.20	0.25	0.16	(0.11)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.65	0.09	0.04	(0.05)	2.57
Net increase/(decrease) in net assets resulting from operations	0.80	0.29	0.29	0.11	2.46
Dividends and distributions to shareholders from:
Net investment income	(0.28)	(0.12)	(0.13)	(0.20)	(0.48)
Net realized capital gain	—	(0.13)	—	(1.19)	(0.09)
Total dividends and distributions to shareholders	(0.28)	(0.25)	(0.13)	(1.39)	(0.57)
Net asset value, end of period	$10.09	$9.57	$9.53	$9.37	$10.65
Total investment return (3)	8.55%	3.06%	3.15%	0.93%	30.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,976	$52,105	$53,942	$61,813	$65,549
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments	2.08%	2.09%	2.09%	2.12%	2.16%
Ratio of net investment income/(loss) to average net assets	1.50%	2.09%	2.67%	1.71%	(1.32)%
Portfolio turnover rate (4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
12

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$8.91	$8.88	$8.72	$10.02	$8.38
Net investment income/(loss)(1)	0.07	0.12	0.17	0.09	(0.20)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.61	0.08	0.04	(0.05)	2.45
Net increase/(decrease) in net assets resulting from operations	0.68	0.20	0.21	0.04	2.25
Dividends and distributions to shareholders from:
Net investment income	(0.24)	(0.04)	(0.05)	(0.15)	(0.52)
Net realized capital gain	—	(0.13)	—	(1.19)	(0.09)
Total dividends and distributions to shareholders	(0.24)	(0.17)	(0.05)	(1.34)	(0.61)
Net asset value, end of period	$9.35	$8.91	$8.88	$8.72	$10.02
Total investment return (3)	7.77%	2.26%	2.38%	0.22%	29.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,939	$22,196	$18,205	$18,610	$15,654
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments	2.75%	2.75%	2.75%	2.75%	2.75%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments	2.83%	2.84%	2.84%	2.87%	2.91%
Ratio of net investment income/(loss) to average net assets	0.76%	1.34%	1.92%	0.96%	(2.07)%
Portfolio turnover rate (4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
13

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$9.70	$9.66	$9.51	$10.77	$8.90
Net investment income/(loss)(1)	0.17	0.23	0.27	0.20	(0.09)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (2)	0.67	0.09	0.04	(0.05)	2.59
Net increase/(decrease) in net assets resulting from operations	0.84	0.32	0.31	0.15	2.50
Dividends and distributions to shareholders from:
Net investment income	(0.30)	(0.15)	(0.16)	(0.22)	(0.54)
Net realized capital gain	—	(0.13)	—	(1.19)	(0.09)
Total dividends and distributions to shareholders	(0.30)	(0.28)	(0.16)	(1.41)	(0.63)
Net asset value, end of period	$10.24	$9.70	$9.66	$9.51	$10.77
Total investment return (3)	8.85%	3.38%	3.42%	1.25%	30.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,213,113	$1,892,627	$1,172,732	$783,009	$555,072
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments	1.83%	1.84%	1.84%	1.87%	1.91%
Ratio of net investment income/(loss) to average net assets	1.75%	2.34%	2.92%	1.96%	(1.07)%
Portfolio turnover rate (4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
14

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Campbell Systematic Macro Fund (the “Fund”), which commenced investment operations on March 4, 2013. The Fund currently offers Class A Shares, Class C Shares and Class I Shares. Class A Shares and Class I Shares commenced operations on March 4, 2013. Class C Shares commenced operations on February 11, 2014.

Class C Shares and Class I Shares are offered at net asset value. Class A Shares are offered at net asset value plus a maximum sales charge of 3.50%. A contingent deferred sales charge of 1.00% is assessed on redemptions of Class C Shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Fund’s investment objective is to seek capital appreciation over the medium to long-term.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY — The Campbell Systematic Macro Program as currently implemented by the Fund, combines Momentum with Quant Macro and Short Term strategies to target maximized diversification, is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of the Subsidiary in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of August 31, 2026 the net assets of the Subsidiary were $201,952,575, which represented 8.8% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” and the members thereof, the “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Campbell & Company Investment Adviser LLC (the “Adviser”), the Fund’s investment adviser, as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Short-Term Investments	$1,749,914,423	$—	$—	$1,749,914,423
Commodity Contracts
Futures Contracts	156,748,784	—	—	156,748,784
Equity Contracts
Futures Contracts	8,116,057	—	—	8,116,057
Interest Rate Contracts
Futures Contracts	31,275,280	—	—	31,275,280
Foreign Exchange Contracts
Forward Foreign Currency Contracts	—	190,016,406	—	190,016,406
Total Assets	$1,946,054,544	$190,016,406	$—	$2,136,070,950

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Commodity Contracts
Futures Contracts	$(159,404,365)	$—	$—	$(159,404,365)
Equity Contracts
Futures Contracts	(5,979,715)	—	—	(5,979,715)
Interest Rate Contracts
Futures Contracts	(8,097,031)	—	—	(8,097,031)
Foreign Exchange Contracts
Forward Foreign Currency Contracts	—	(187,024,824)	—	(187,024,824)
Total Liabilities	$(173,481,111)	$(187,024,824)	$—	$(360,505,935)

16

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principals (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting current fiscal period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the current fiscal period that was meaningful in relation to its net assets as of the end of the current fiscal period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

17

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

The following table lists the fair values of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
ASSET DERIVATIVES
Futures Contracts (a)	Unrealized appreciation on futures contracts	$156,748,784	$8,116,057	$31,275,280	$—	$196,140,121
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	190,016,406	190,016,406
Total Value - Assets		$156,748,784	$8,116,057	$31,275,280	$190,016,406	$386,156,527

LIABILITY DERIVATIVES
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(159,404,365)	$(5,979,715)	$(8,097,031)	$—	$(173,481,111)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(187,024,824)	(187,024,824)
Total Value - Liabilities		$(159,404,365)	$(5,979,715)	$(8,097,031)	$(187,024,824)	$(360,505,935)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Schedule of Investments.

18

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
REALIZED GAIN/(LOSS)
Futures Contracts	Net realized gain/(loss) from futures contracts	$163,667,973	$106,102,471	$(172,496,570)	$—	$97,273,874
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	6,610,944	6,610,944
Total Realized Gain/(Loss)		$163,667,973	$106,102,471	$(172,496,570)	$6,610,944	$103,884,818

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	CONSOLIDATED STATEMENT OF OPERATIONS LOCATION	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(26,560,916)	$(3,079,905)	$25,666,864	$—	$(3,973,957)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	35,706,322	35,706,322
Total Change in Unrealized Appreciation/(Depreciation)		$(26,560,916)	$(3,079,905)	$25,666,864	$35,706,322	$31,732,365

19

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

FUND	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS- RECEIVABLE (VALUE AT TRADE DATE)
Campbell Systematic Macro Fund	$10,193,561,865	$(9,360,482,313)	$(30,706,915,129)	$30,709,475,598

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DESCRIPTION	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT(1)	GROSS AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(2)	NET AMOUNT(3)
	ASSETS				LIABILITIES
Forward Foreign Currency Contracts	$190,016,406	$(187,024,824)	$—	$2,991,582	$187,024,824	$187,024,824	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

USE OF ESTIMATES — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund

20

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

SEC RULE 18F-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”), provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand

21

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

EMERGING MARKETS RISK — The Fund will invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. Further, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

FOREIGN SECURITIES RISK — The Fund will invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

22

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. The Fund compensates the Adviser for its services at an annual rate of 1.64% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears.

Effective July 1, 2026, the Adviser contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2027 and may not be terminated without the approval of the Board.

	EXPENSE CAP
FUND	CLASS A	CLASS C	CLASS I
Campbell Systematic Macro Fund	2.00%	2.75%	1.75%

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

23

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (continued)

August 31, 2026

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

EXPIRATION
August 31, 2027	August 31, 2028	August 31, 2029	Total
$49,159	$1,446,663	$1,575,626	$3,071,448

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services also serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

24

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (CONtinuED)

August 31, 2026

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Campbell Systematic Macro Fund	$1,968,861,413	$36,175,125	$(31,048,453)	$5,126,672

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures and forwards not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2026, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Campbell Systematic Macro Fund	$(17,956,878)	$17,956,878

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	POST-OCTOBER LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
Campbell Systematic Macro Fund	$145,363,829	$—	$—	$(43,740,291)	$5,126,672

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

25

Campbell Systematic Macro Fund

Notes to Consolidated Financial Statements (CONCLUDED)

August 31, 2026

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2025 and August 31, 2026 was as follows:

FUND	YEARS ENDED	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Campbell Systematic Macro Fund	2025	$38,948,431	$—	$38,948,431
	2026	$60,076,282	$—	$60,076,282

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the current fiscal year, the Fund had no short-term capital loss carryforwards and $43,433,911 of long-term capital loss carryforwards.

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Fund’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers, LLP (“PwC”) as the independent registered public accounting firm for the Fund. The reports by E&Y on the financial statements of the Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, the Fund, nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

26

Campbell Systematic Macro Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Campbell Systematic Macro Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Campbell Systematic Macro Fund (one of the funds constituting The RBB Fund, Inc., hereafter referred to as the “Fund”) as of August 31, 2026, the related consolidated statement of operations for the year ended August 31, 2026, and the consolidated statements of changes in net assets, including the related notes, and the consolidated financial highlights for each of the two years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended August 31, 2024 and the consolidated financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated October 30, 2024 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Campbell & Company Investment Adviser, LLC since 2025.

27

Campbell Systematic Macro Fund

SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026. During the year ended August 31, 2026, the Fund paid $60,076,282 of ordinary income distributions. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal tax purposes.

The percentage of ordinary income dividends qualifying for the 15% dividend tax rate is 0.00%.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 0.00%.

The Fund designates 0.0% of the ordinary income distributions as qualified short-term gain pursuant to the American Job Creation Act of 2004.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., individual retirement accounts and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

28

Campbell Systematic Macro Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-844-261-6488 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

APPROVAL OF CURRENT INVESTMENT ADVISORY AGREEMENTS

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Campbell and the Company on behalf of the Campbell Systematic Macro Fund (the “Fund”), and the investment advisory agreement between Campbell and Campbell Systematic Macro Offshore Limited Fund (the “Subsidiary”), the Cayman subsidiary of the Fund (the “Subsidiary Investment Advisory Agreement” and together with the Fund Investment Advisory Agreement, the “Investment Advisory Agreements”) at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreements, the Board considered information provided by Campbell with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreements between the Company and Campbell with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Campbell, and discussed the Investment Advisory Agreements with counsel in executive sessions, at which no representatives of Campbell or the Subsidiary were present. Among other things, the Directors considered (i) the nature, extent, and quality of Campbell’s services provided to the Fund; (ii) descriptions of the experience and qualifications of Campbell’s personnel providing those services; (iii) Campbell’s investment philosophies and processes; (iv) Campbell’s assets under management and client descriptions; (v) Campbell’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Campbell’s advisory fee arrangement with the Company and other similarly managed clients; (vii) Campbell’s compliance policies and procedures; (viii) Campbell’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by FUSE comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Campbell. The Directors concluded that Campbell had substantial resources to provide services to the Fund and that Campbell’s services had been acceptable.

29

Campbell Systematic Macro Fund

Other Information (Concluded)

(Unaudited)

The Directors then reviewed the performance of the Fund, which underperformed its benchmark, the S&P 500 Total Return Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Directors also noted that the Fund underperformed the median of its Peer Group for the three-month, one-year, and three-year periods ended December 31, 2025, and outperformed the median of its Peer Group for the five-year, ten-year, and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreements. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that the Fund’s net advisory fee was above the median and in the 5th quintile of its Peer Group, while the Fund’s total net expenses (excluding acquired fund fees and expenses) was above the median of its Peer Group and were in the 3rd quintile of its Peer Group. The Directors noted that Campbell had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2027, to limit total annual operating expenses to agreed-upon levels for the Fund.

After reviewing the information regarding Campbell’s costs, estimated profitability and economies of scale, and after considering Campbell’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an additional annual period ending August 16, 2027.

30

Campbell Systematic Macro Fund

Affirmation of the Commodity Pool Operator
August 31, 2026

To the best of the knowledge and belief of the undersigned, the information contained in the Annual Report for the year ended August 31, 2026 is accurate and complete.

Kevin D. Cole, Chief Executive Officer & Chief Investment Officer Campbell & Company, LP CAMPBELL SYSTEMATIC MACRO FUND

31

Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive, Suite 100
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

ANNUAL Financial Statements

August 31, 2026

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Schedule of Investments
August 31, 2026

	SHARES	VALUE
OPEN-END FUNDS — 100.0%
DFA U.S. Large Company Portfolio - Institutional Class	6,181,230	$315,489,962
DFA U.S. Micro Cap Portfolio - Institutional Class	22,771,928	875,808,337
DFA U.S. Small Cap Portfolio - Institutional Class	14,287,445	876,820,501
DFA U.S. Small Cap Value Portfolio - Institutional Class	23,705,867	1,476,875,530
Dimensional U.S. Large Cap Value Portfolio III - Institutional Class	23,808,564	1,044,481,703
iShares Core S&P 500 ETF	740,390	570,648,189
iShares MSCI USA Value Factor ETF (a)	2,151,561	433,625,604
U.S. Large Cap Value Series	2,825,615	337,039,411
TOTAL OPEN-END FUNDS (Cost $2,723,094,406)		5,930,789,237

	Units
SHORT-TERM INVESTMENTS – 0.1%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.0% (b)
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	2,116,650	2,116,650

	Shares
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (c)	5,863,492	5,863,492
TOTAL SHORT-TERM INVESTMENTS (Cost $7,980,142)		7,980,142
TOTAL INVESTMENTS — 100.1% (Cost $2,731,074,548)		5,938,769,379
Liabilities in Excess of Other Assets — (0.1)%		(3,851,881)
TOTAL NET ASSETS — 100.0%		$5,934,917,498

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $2,075,862.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Schedule of Investments

AUGUST 31, 2026

	SHARES	VALUE
OPEN-END FUNDS — 100.0%
DFA Emerging Markets Small Cap Portfolio - Institutional Class	7,725,064	$224,181,361
DFA Emerging Markets Value Portfolio - Institutional Class	4,934,097	225,636,235
DFA International Small Cap Value Portfolio - Institutional Class (a)	52,416,898	1,893,822,520
DFA International Value Portfolio III - Institutional Class	28,080,979	803,116,009
Dimensional International Small Cap ETF (b)	12,119,673	454,851,328
International Value Series	9,733,793	584,903,610
iShares Core MSCI EAFE ETF (b)	2,242,147	224,797,658
iShares Core MSCI Emerging Markets ETF	2,946,221	240,794,642
TOTAL OPEN-END FUNDS (Cost $2,626,495,564)		4,652,103,363

	Units
SHORT-TERM INVESTMENTS – 0.2%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	5,471,280	5,471,280

	SHARES
MONEY MARKET FUNDS — 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (c)	5,740,941	5,740,941
TOTAL SHORT-TERM INVESTMENTS (Cost $11,212,221)		11,212,221
TOTAL INVESTMENTS — 100.2% (Cost $2,637,707,785)		4,663,315,584
Liabilities in Excess of Other Assets — (0.2)%		(8,066,577)
TOTAL NET ASSETS — 100.0%		$4,655,249,007

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $5,349,847.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Schedule of Investments

AUGUST 31, 2026

	SHARES	VALUE
OPEN-END FUNDS — 99.5%
DFA Intermediate Government Fixed Income Portfolio - Institutional Class	18,800,754	$207,184,309
DFA One-Year Fixed Income Portfolio - Institutional Class	48,786,379	498,596,795
DFA Short-Term Government Portfolio - Institutional Class	13,815,689	137,742,414
DFA Two-Year Global Fixed Income Portfolio - Institutional Class	87,622,767	860,455,568
Dimensional Inflation-Protected Securities ETF	4,275,934	171,892,547
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	15,845,254	825,379,281
iShares 5-10 Year Investment Grade Corporate Bond ETF	3,948,216	206,057,393
iShares Core International Aggregate Bond ETF	10,374,558	515,823,024
TOTAL OPEN-END FUNDS (Cost $3,497,991,856)		3,423,131,331

	Units
SHORT-TERM INVESTMENTS – 0.5%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.0% (b)
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	74,550	74,550

	Shares
MONEY MARKET FUNDS — 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (c)	17,833,821	17,833,821
TOTAL SHORT-TERM INVESTMENTS (Cost $17,908,371)		17,908,371
TOTAL INVESTMENTS — 100.0% (Cost $3,515,900,227)		3,441,039,702
Liabilities in Excess of Other Assets — (0.0)% (b)		(361,341)
TOTAL NET ASSETS — 100.0%		$3,440,678,361

Percentages are stated as a percent of net assets.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $72,926.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

3

FREE MARKET FUNDS

Statements of Assets and Liabilities

AUGUST 31, 2026

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS:
Investments, at value	$5,938,769,379	$4,663,315,584	$3,441,039,702
Receivable for fund shares sold	2,041,628	1,497,146	1,562,790
Dividends receivable	16,388	18,103	1,647,046
Security lending income receivable	1,747	1,598	3,045
Prepaid expenses and other assets	1,642,084	642,932	116,933
Total assets	5,942,471,226	4,665,475,363	3,444,369,516
LIABILITIES:
Payable to Adviser	2,458,989	1,899,886	1,432,369
Payable for fund shares redeemed	2,185,683	1,974,893	1,072,662
Payable upon return of securities loaned	2,116,650	5,471,280	74,550
Payable for fund administration and accounting fees	414,564	351,159	276,154
Payable for shareholder servicing fees	61,974	270,369	—
Payable for investments purchased	—	—	599,991
Payable for expenses and other liabilities	315,868	258,769	235,429
Total liabilities	7,553,728	10,226,356	3,691,155
NET ASSETS	$5,934,917,498	$4,655,249,007	$3,440,678,361

NET ASSETS CONSIST OF:
Paid-in capital	$2,549,664,419	$2,312,711,893	$3,532,441,089
Total distributable earnings/(accumulated losses)	3,385,253,079	2,342,537,114	(91,762,728)
Total net assets	$5,934,917,498	$4,655,249,007	$3,440,678,361

Shares issued and outstanding (700,000,000, 700,000,000 and 700,000,000 shares authorized, $0.001, $0.001 and $0.001 par value)	184,165,983	254,829,308	343,628,928
Net asset value per share	$32.23	$18.27	$10.01

COST:
Investments, at cost	$2,731,074,548	$2,637,707,785	$3,515,900,227

LOANED SECURITIES:
at value (included in investments)	$2,075,862	$5,349,847	$72,926

The accompanying notes are an integral part of the financial statements.

4

FREE MARKET FUNDS

Statements of Operations

FOR THE Year ENDED August 31, 2026

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME:
Dividend income	$73,419,680	$137,869,013	$135,221,159
Securities lending income	14,935	99,819	135,996
Total investment income	73,434,615	137,968,832	135,357,155

EXPENSES:
Investment advisory fee	23,922,097	20,187,270	15,767,984
Fund administration and accounting fees	503,474	434,032	331,610
Director fees	413,678	377,164	304,330
Officer fees	332,165	292,703	215,990
Legal fees	188,840	160,677	126,334
Federal and state registration fees	122,890	94,151	114,465
Transfer agent fees	87,616	87,170	84,136
Reports to shareholders	76,121	71,036	66,491
Custodian fees	72,491	90,202	67,123
Shareholder service costs	29,266	30,671	—
Audit fees	28,190	28,190	28,190
Other expenses and fees	124,691	99,860	78,931
Total expenses	25,901,519	21,953,126	17,185,584
NET INVESTMENT INCOME	47,533,096	116,015,706	118,171,571

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	88,927,068	131,978,796	—
Distributions received from other investment companies	—	53,825,316	—
Net realized gain (loss)	88,927,068	185,804,112	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,135,847,703	761,859,308	(48,618,647)
Net change in unrealized appreciation (depreciation)	1,135,847,703	761,859,308	(48,618,647)
Net realized and unrealized gain (loss)	1,224,774,771	947,663,420	(48,618,647)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,272,307,867	$1,063,679,126	$69,552,924

The accompanying notes are an integral part of the financial statements.

5

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$47,533,096	$44,243,821
Net realized gain (loss)	88,927,068	91,783,284
Net change in unrealized appreciation (depreciation)	1,135,847,703	237,522,566
Net increase (decrease) in net assets from operations	1,272,307,867	373,549,671

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(89,646,347)	(154,518,979)
Total distributions to shareholders	(89,646,347)	(154,518,979)

CAPITAL TRANSACTIONS:
Shares sold	717,984,018	632,201,143
Shares issued from reinvestment of distributions	89,561,753	154,352,458
Shares redeemed	(646,437,437)	(715,622,248)
Net increase (decrease) in net assets from capital transactions	161,108,334	70,931,353
NET INCREASE (DECREASE) IN NET ASSETS	1,343,769,854	289,962,045

NET ASSETS:
Beginning of the year	4,591,147,644	4,301,185,599
End of the year	$5,934,917,498	$4,591,147,644

SHARES TRANSACTIONS:
Shares sold	25,397,676	26,511,980
Shares issued from reinvestment of distributions	3,341,856	6,420,651
Shares redeemed	(22,373,598)	(29,293,338)
Total increase (decrease) in shares outstanding	6,365,934	3,639,293

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$116,015,706	$108,324,622
Net realized gain (loss)	185,804,112	83,345,902
Net change in unrealized appreciation (depreciation)	761,859,308	553,864,393
Net increase (decrease) in net assets from operations	1,063,679,126	745,534,917

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(181,190,424)	(109,536,909)
Total distributions to shareholders	(181,190,424)	(109,536,909)

CAPITAL TRANSACTIONS:
Shares sold	517,269,566	432,541,599
Shares issued from reinvestment of distributions	181,019,054	109,445,428
Shares redeemed	(740,331,572)	(646,629,997)
Net increase (decrease) in net assets from capital transactions	(42,042,952)	(104,642,970)
NET INCREASE (DECREASE) IN NET ASSETS	840,445,750	531,355,038

NET ASSETS:
Beginning of the year	3,814,803,257	3,283,448,219
End of the year	$4,655,249,007	$3,814,803,257

SHARES TRANSACTIONS:
Shares sold	31,319,604	34,426,799
Shares issued from reinvestment of distributions	11,626,143	9,592,062
Shares redeemed	(45,571,219)	(50,803,673)
Total increase (decrease) in shares outstanding	(2,625,472)	(6,784,812)

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$118,171,571	$117,616,476
Net realized gain (loss)	—	(16,879,856)
Net change in unrealized appreciation (depreciation)	(48,618,647)	19,381,807
Net increase (decrease) in net assets from operations	69,552,924	120,118,427

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(116,249,621)	(106,899,138)
Total distributions to shareholders	(116,249,621)	(106,899,138)

CAPITAL TRANSACTIONS:
Shares sold	753,459,250	462,057,165
Shares issued from reinvestment of distributions	116,113,979	106,780,333
Shares redeemed	(327,040,857)	(528,152,175)
Net increase (decrease) in net assets from capital transactions	542,532,372	40,685,323
NET INCREASE (DECREASE) IN NET ASSETS	495,835,675	53,904,612

NET ASSETS:
Beginning of the year	2,944,842,686	2,890,938,074
End of the year	$3,440,678,361	$2,944,842,686

SHARES TRANSACTIONS:
Shares sold	74,874,897	45,904,400
Shares issued from reinvestment of distributions	11,569,085	10,782,119
Shares redeemed	(32,481,013)	(52,489,494)
Total increase (decrease) in shares outstanding	53,962,969	4,197,025

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$25.82	$24.70	$21.37	$21.07	$23.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.25	0.24	0.24	0.21
Net realized and unrealized gain (loss) on investments (b)	6.64	1.78	4.00	1.68	(1.69)
Total from investment operations	6.90	2.03	4.24	1.92	(1.48)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.25)	(0.25)	(0.21)	(0.41)
Net realized gains	(0.25)	(0.66)	(0.66)	(1.41)	(0.63)
Total distributions	(0.49)	(0.91)	(0.91)	(1.62)	(1.04)
Net asset value, end of year	$32.23	$25.82	$24.70	$21.37	$21.07
TOTAL RETURN (c)	27.14%	8.52%	20.30%	9.92%	(6.77)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$5,934,917	$4,591,148	$4,301,186	$3,678,899	$3,292,855
Ratio of expenses to average net assets (d)	0.49%	0.54%	0.54%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets (d)	0.91%	1.05%	1.08%	1.18%	0.92%
Portfolio turnover rate	3%	6%	4%	2%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$14.82	$12.43	$10.81	$9.66	$11.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.41	0.33	0.27	0.34
Net realized and unrealized gain (loss) on investments (b)	3.72	2.40	1.57	1.22	(2.13)
Total from investment operations	4.18	2.81	1.90	1.49	(1.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.42)	(0.28)	(0.34)	(0.15)
Total distributions	(0.73)	(0.42)	(0.28)	(0.34)	(0.15)
Net asset value, end of year	$18.27	$14.82	$12.43	$10.81	$9.66
TOTAL RETURN (c)	29.05%	23.60%	17.86%	15.82%	(15.63)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,655,249	$3,814,803	$3,283,448	$2,825,629	$2,395,377
Ratio of expenses to average net assets (d)	0.53%	0.55%	0.55%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets (d)	2.77%	3.22%	2.92%	2.68%	3.08%
Portfolio turnover rate	6%	5%	13%	3%	2%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$10.17	$10.13	$9.82	$9.82	$10.56
INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.41	0.32	0.17	0.05
Net realized and unrealized gain (loss) on investments (b)	(0.15)	0.01	0.29	(0.01)	(0.74)
Total from investment operations	0.22	0.42	0.61	0.16	(0.69)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.38)	(0.30)	(0.16)	(0.05)
Total distributions	(0.38)	(0.38)	(0.30)	(0.16)	(0.05)
Net asset value, end of year	$10.01	$10.17	$10.13	$9.82	$9.82
TOTAL RETURN (c)	2.20%	4.26%	6.30%	1.62%	(6.51)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,440,678	$2,944,843	$2,890,938	$2,785,355	$2,749,164
Ratio of expenses to average net assets (d)	0.54%	0.54%	0.55%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets (d)	3.69%	4.08%	3.20%	1.72%	0.51%
Portfolio turnover rate	—%	15%	8%	3%	3%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET FUNDS

Notes to Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

Free Market U.S. Equity Fund and Free Market International Equity Fund’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income Fund’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Funds is August 31, 2026 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Schedule of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board” and such members thereof, “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

12

FREE MARKET FUNDS

Notes to Financial Statements (continued)

August 31, 2026

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open End Funds	$5,593,749,826	$—	$—	$5,593,749,826
Investments Measured at Net Asset Value*	—	—	—	337,039,411
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	2,116,650
Short-Term Investments	5,863,492	—	—	5,863,492
Total Investments**	$5,599,613,318	$—	$—	$5,938,769,379

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

13

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2026

FREE MARKET INTERNATIONAL EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open End Funds	$4,067,199,753	$—	$—	$4,067,199,753
Investments Measured at Net Asset Value*	—	—	—	584,903,610
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	5,471,280
Short-Term Investments	5,740,941	—	—	5,740,941
Total Investments**	$4,072,940,694	$—	$—	$4,663,315,584

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

FREE MARKET FIXED INCOME Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Open End Funds	$3,423,131,331	$—	$—	$3,423,131,331
Investments Measured at Net Asset Value*	—	—	—	—
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	74,550
Short-Term Investments	17,833,821	—	—	17,833,821
Total Investments**	$3,440,965,152	$—	$—	$3,441,039,702

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount

14

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2026

of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment

15

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2026

strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2. Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), computed daily and payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $4 billion	0.48
Over $4 billion	0.35

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

16

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

August 31, 2026

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
Free Market U.S. Equity Fund	$266,180,607	$154,386,667
Free Market International Equity Fund	264,299,287	333,712,040
Free Market Fixed Income Fund	541,964,840	—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Free Market U.S. Equity Fund	$2,629,811,375	$3,336,459,781	$(27,501,777)	$3,308,958,004
Free Market International Equity Fund	2,448,431,723	2,243,472,159	(28,588,298)	2,214,883,861
Free Market Fixed Income Fund	3,518,356,540	10,666,152	(87,982,990)	(77,316,838)

17

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

August 31, 2026

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2026, primarily attributable to equalization, short term dividend reclass, distribution reclass, and dividend reclass, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$(2,859,361)	$2,859,361
Free Market International Equity Fund	—	—
Free Market Fixed Income Fund	—	—

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Losses)
Free Market U.S. Equity Fund	$20,238,420	$56,056,655	$—	$3,308,958,004	$3,385,253,079
Free Market International Equity Fund	41,516,732	86,136,521	—	2,214,883,861	2,342,537,114
Free Market Fixed Income Fund	24,791,630	—	(39,237,520)	(77,316,838)	(91,762,728)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes and are inclusive of underlying partnerships and investments. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows:

FUND	Years Ended	Ordinary Income	Long-Term Gains	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	2026	$44,115,834	$45,530,513	$—	$89,646,347
	2025	42,663,107	111,855,872	—	154,518,979
Free Market International Equity Fund	2026	181,190,424	—	—	181,190,424
	2025	109,536,909	—	—	109,536,909
Free Market Fixed Income Fund	2026	116,249,621	—	—	116,249,621
	2025	106,899,138	—	—	106,899,138

18

FREE MARKET FUNDS

Notes to Financial Statements (CONTINUED)

August 31, 2026

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the Free Market Fixed Income Fund had $(4,169,280) of unexpiring short-term capital loss carryforwards and $(35,068,240) of unexpiring long-term capital loss carryforwards.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	Market Value of Securities Loaned	Market Value of Collateral	INCOME RECEIVED FROM SECURITIES LENDING
Free Market U.S. Equity Fund	$2,075,862	$2,116,650	$14,935
Free Market International Equity Fund	5,349,847	5,471,280	99,819
Free Market Fixed Income Fund	72,926	74,550	135,996

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency),

19

FREE MARKET FUNDS

Notes to Financial Statements (concluded)

August 31, 2026

to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	Net Amount[2]
Free Market U.S. Equity Fund	$2,075,862	$—	$2,075,862	$—	$(2,075,862)	$—
Free Market International Equity Fund	5,349,847	—	5,349,847	—	(5,349,847)	—
Free Market Fixed Income Fund	72,926	—	72,926	—	(72,926)	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

8. SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there was the following subsequent event: The Fund paid the following distribution:

FUND	Record date	Ex Date	Pay Date	Distribution Rate per Share
Free Market Fixed Income Fund	9/28/2026	9/29/2026	9/30/2026	0.08000000

20

FREE MARKET FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Free Market U.S. Equity Fund, Free Market International Equity Fund, and Free Market Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Free Market U.S. Equity Fund, Free Market International Equity Fund, and Free Market Fixed Income Fund (three of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “ financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Matson Money, Inc. since 2008.

21

FREE MARKET FUNDS

Shareholder Tax Information
(Unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2026 were as follows:

FUND	Ordinary Income	Long-Term CAPITAL GAINS	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	$44,115,834	$45,530,513	$—	$89,646,347
Free Market International Equity Fund	181,190,424	—	—	181,190,424
Free Market Fixed Income Fund	116,249,621	—	—	116,249,621

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Free Market U.S. Equity Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2026. For the fiscal year ended August 31, 2026, the Fund designated $2,859,361 as such.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) are 0.00% for each Fund.

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 100% for the Free Market U.S. Equity Fund and 78.06% for the Free Market International Equity Fund.

The percentage of total ordinary dividends qualifying for the corporate dividends received deduction is 100% for the Free Market U.S. Equity Fund.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 62.73% for the Free Market Fixed Income Fund. A total of 25.41% of the dividend distributed during the fiscal year was derived from U.S. Government securities, which is generally exempt from state income tax for the Free Market Fixed Income Fund.

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any. The Free Market International Equity Fund passed through foreign tax credits of $11,626,231 and earned $100,952,375 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

22

FREE MARKET FUNDS

Other Information

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (513) 204-8000 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Matson Money and the Company on behalf of the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund (each a “Fund” and together the “Funds”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Matson Money with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and Matson Money with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Matson Money, and discussed the aforementioned Agreement with counsel in executive sessions, at which no representatives of Matson Money were present. Among other things, the Directors considered (i) the nature, extent, and quality of Matson Money’s services provided to the Funds; (ii) descriptions of the experience and qualifications of Matson Money’s personnel providing those services; (iii) Matson Money’s investment philosophies and processes; (iv) Matson Money’s assets under management and client descriptions; (v) Matson Money’s current advisory fee arrangements with the Company and other similarly managed clients; (vi) Matson Money’s compliance procedures; (vii) Matson Money’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (viii) the extent to which economies of scale are relevant to the Funds; (ix) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Matson Money. The Directors concluded that Matson Money had substantial resources to provide services to the Funds and that Matson Money’s services had been acceptable.

23

FREE MARKET FUNDS

Other Information (CONTINUED)

(Unaudited)

The Directors also considered the investment performance of the Funds and Matson Money. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

In reaching this conclusion, the Directors observed that the Free Market U.S. Equity Fund outperformed its primary benchmark, the Russell 2500 Total Return Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Directors noted that the Free Market U.S. Equity Fund outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025, equaled the median of its Peer Group for the three-year period ended December 31, 2025, and underperformed its Peer Group for the one-year, five-year, and ten-year periods ended December 31, 2025.

The Directors noted that the Free Market International Equity Fund’s institutional shares outperformed its primary benchmark, the MSCI World ex-US Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Directors noted that the Free Market International Equity Fund’s institutional shares outperformed the median of its Peer Group for the three-month, one-year, three-year, and five-year periods ended December 31, 2025, and underperformed the median of its Peer Group for the ten-year and since-inception periods ended December 31, 2025.

The Directors noted that the Free Market Fixed Income Fund’s institutional shares outperformed its primary benchmark, the ICE BofA US 3 Month Treasury Bill Total Return USD Index, for the one-year and since-inception periods ended December 31, 2025, and underperformed its benchmark for the three-month, three-year, five-year, and ten-year periods ended December 31, 2025. The Directors noted that the Free Market Fixed Income Fund’s institutional shares underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios (before and after the voluntary fee waiver and expense reimbursements) was compared to similar information for its Peer Group.

The Directors noted that the Free Market U.S. Equity Fund’s net advisory fee ranked below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were below the median and in the 1st quintile of its Peer Group.

The Directors noted that the net advisory fee of the Free Market International Equity Fund ranked below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the Free Market Fixed Income Fund ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

In addition, the Directors took note that Matson Money had voluntarily agreed to waive its advisory fee and reimburse expenses in order to limit total annual Fund operating expenses to the agreed-upon level for each Fund.

24

FREE MARKET FUNDS

Other Information (CONCLUDED)

(Unaudited)

After reviewing the information regarding Matson Money’s costs, profitability and economies of scale, and after considering Matson Money’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2027.

25

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

ANNUAL Financial Statements

August 31, 2026

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Schedule of Investments

August 31, 2026

	SHARES	VALUE
OPEN-END FUNDS — 99.4%
DFA U.S. Large Cap Value Portfolio III - Institutional Class (a)	184,232	$8,082,261
DFA U.S. Large Company Portfolio - Institutional Class	85,555	4,366,722
DFA U.S. Micro Cap Portfolio - Institutional Class	119,265	4,586,937
DFA U.S. Small Cap Portfolio - Institutional Class	74,921	4,597,892
DFA U.S. Small Cap Value Portfolio - Institutional Class	49,646	3,092,928
DFA VA U.S. Large Value Portfolio	29,040	1,243,209
DFA VA U.S. Targeted Value Portfolio	172,078	4,635,776
TOTAL OPEN-END FUNDS (Cost $20,148,730)		30,605,725

SHORT-TERM INVESTMENTS – 0.8%
MONEY MARKET FUNDS — 0.8%
STIT-Government & Agency Portfolio - Institutional Class, 3.68% (b)	253,955	253,955
TOTAL MONEY MARKET FUNDS (Cost $253,955)		253,955
TOTAL INVESTMENTS — 100.2% (Cost $20,402,685)		30,859,680
Liabilities in Excess of Other Assets — (0.2)%		(55,461)
TOTAL NET ASSETS — 100.0%		$30,804,219

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Schedule of Investments

AUGUST 31, 2026

	SHARES	VALUE
OPEN-END FUNDS — 99.2%
DFA Emerging Markets Small Cap Portfolio - Institutional Class	40,987	$1,189,453
DFA Emerging Markets Value Portfolio - Institutional Class	26,133	1,195,058
DFA International Small Cap Value Portfolio - Institutional Class (a)	189,054	6,830,512
DFA International Value Portfolio III - Institutional Class (a)	254,516	7,279,149
DFA VA International Small Portfolio	247,228	4,150,954
DFA VA International Value Portfolio	56,256	1,235,392
iShares Core MSCI EAFE ETF (b)	9,441	946,555
iShares Core MSCI Emerging Markets ETF	14,994	1,225,460
TOTAL OPEN-END FUNDS (Cost $15,001,708)		24,052,533

	Units
SHORT-TERM INVESTMENTS — 5.0%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 4.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	957,965	957,965
	SHares	VALUE
MONEY MARKET FUNDS — 1.0%
STIT-Government & Agency Portfolio - Institutional Class, 3.68% (c)	242,967	$242,967
TOTAL SHORT-TERM INVESTMENTS (Cost $1,200,932)		1,200,932
TOTAL INVESTMENTS — 104.2% (Cost $16,202,640)		25,253,465
Liabilities in Excess of Other Assets — (4.2)%		(1,007,253)
TOTAL NET ASSETS — 100.0%		$24,246,212

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Fund

LLC - Limited Liability Company

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $937,030.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Schedule of Investments

August 31, 2026

	SHARES	VALUE
OPEN-END FUNDS — 98.7%
DFA Intermediate Government Fixed Income Portfolio - Institutional Class	143,796	$1,584,636
DFA One-Year Fixed Income Portfolio - Institutional Class	297,645	3,041,936
DFA Short-Term Government Portfolio - Institutional Class	106,433	1,061,141
DFA Two-Year Global Fixed Income Portfolio - Institutional Class	405,628	3,983,271
Dimensional Inflation-Protected Securities ETF	32,813	1,319,083
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	122,162	6,363,418
iShares 5-10 Year Investment Grade Corporate Bond ETF	30,410	1,587,098
iShares Core International Aggregate Bond ETF (a)	79,937	3,974,468
VA Global Bond Portfolio	268,234	2,655,514
VA Short-Term Fixed Income Portfolio	51,563	531,103
TOTAL OPEN-END FUNDS (Cost $26,734,307)		26,101,668

	Units
SHORT-TERM INVESTMENTS – 18.5%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 17.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (b)	4,506,275	4,506,275

	Shares	Value
MONEY MARKET FUNDS — 1.4%
STIT-Government & Agency Portfolio - Institutional Class, 3.68% (b)	380,952	$380,952
TOTAL SHORT-TERM INVESTMENTS (Cost $4,887,227)		4,887,227
TOTAL INVESTMENTS — 117.2% (Cost $31,621,534)		30,988,895
Liabilities in Excess of Other Assets — (17.2)%		(4,548,586)
TOTAL NET ASSETS — 100.0%		$26,440,309

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Fund

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $4,408,231.

(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

3

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

AUGUST 31, 2026

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS:
Investments, at value	$30,859,680	$25,253,465	$30,988,895
Dividends receivable	857	726	10,820
Security lending income receivable	—	98	1,000
Prepaid expenses and other assets	407	499	180
Total assets	30,860,944	25,254,788	31,000,895

LIABILITIES:
Payable for audit fees	31,562	31,562	31,344
Payable to Adviser	13,330	10,260	11,332
Payable for fund administration and accounting fees	4,651	4,061	4,478
Payable for fund shares redeemed	3,825	2,398	1,612
Payable upon return of securities loaned	—	957,965	4,506,275
Payable for expenses and other liabilities	3,357	2,330	5,545
Total liabilities	56,725	1,008,576	4,560,586
NET ASSETS	$30,804,219	$24,246,212	$26,440,309

NET ASSETS CONSIST OF:
Paid-in capital	$18,132,571	$13,481,589	$27,568,033
Total distributable earnings/(accumulated losses)	12,671,648	10,764,623	(1,127,724)
Total net assets	$30,804,219	$24,246,212	$26,440,309

Shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001 and $0.001 par value)	781,188	629,686	1,091,272
Net asset value per share	$39.43	$38.51	$24.23

COST:
Investments, at cost	$20,402,685	$16,202,640	$31,621,534

LOANED SECURITIES:
at value (included in investments)	$—	$937,030	$4,408,231

The accompanying notes are an integral part of the financial statements.

4

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE Year ENDED August 31, 2026

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME:
Dividend income	$429,304	$832,677	$1,096,073
Securities lending income	—	1,391	8,121
Total investment income	429,304	834,068	1,104,194

EXPENSES:
Investment advisory fee	149,873	115,887	128,995
Audit fees	28,190	28,190	28,190
Fund administration and accounting fees	13,596	13,097	14,452
Director fees	3,126	2,485	2,851
Officer fees	2,531	1,952	2,365
Reports to shareholders	2,006	2,204	2,002
Custodian fees	1,596	2,621	2,608
Legal fees	1,300	1,017	1,163
Transfer agent fees	55	—	1,597
Other expenses and fees	1,179	1,075	910
Total expenses	203,452	168,528	185,133
NET INVESTMENT INCOME	225,852	665,540	919,061

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,426,768	1,933,184	(47,800)
Distributions received from other investment companies	411,909	395,203	—
Net realized gain (loss)	2,838,677	2,328,387	(47,800)
Net change in unrealized appreciation (depreciation) on:
Investments	3,430,970	2,667,013	(362,968)
Net change in unrealized appreciation (depreciation)	3,430,970	2,667,013	(362,968)
Net realized and unrealized gain (loss)	6,269,647	4,995,400	(410,768)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,495,499	$5,660,940	$508,293

The accompanying notes are an integral part of the financial statements.

5

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$225,852	$213,074
Net realized gain (loss)	2,838,677	1,765,593
Net change in unrealized appreciation (depreciation)	3,430,970	352,294
Net increase (decrease) in net assets from operations	6,495,499	2,330,961

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,054,164)	(2,675,128)
Total distributions to shareholders	(2,054,164)	(2,675,128)

CAPITAL TRANSACTIONS:
Shares sold	503,470	2,852,803
Shares issued from reinvestment of distributions	2,054,164	2,675,128
Shares redeemed	(5,506,697)	(4,176,491)
Net increase (decrease) in net assets from capital transactions	(2,949,063)	1,351,440
NET INCREASE (DECREASE) IN NET ASSETS	1,492,272	1,007,273

NET ASSETS:
Beginning of the year	29,311,947	28,304,674
End of the year	$30,804,219	$29,311,947

SHARES TRANSACTIONS:
Shares sold	14,223	90,322
Shares issued from reinvestment of distributions	61,539	83,702
Shares redeemed	(151,872)	(123,441)
Total increase (decrease) in shares outstanding	(76,110)	50,583

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$665,540	$644,001
Net realized gain (loss)	2,328,387	1,152,737
Net change in unrealized appreciation (depreciation)	2,667,013	2,524,818
Net increase (decrease) in net assets from operations	5,660,940	4,321,556

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,909,549)	(981,218)
Total distributions to shareholders	(1,909,549)	(981,218)

CAPITAL TRANSACTIONS:
Shares sold	985,176	2,053,034
Shares issued from reinvestment of distributions	1,909,549	981,218
Shares redeemed	(4,883,888)	(4,847,639)
Net increase (decrease) in net assets from capital transactions	(1,989,163)	(1,813,387)
NET INCREASE (DECREASE) IN NET ASSETS	1,762,228	1,526,951

NET ASSETS:
Beginning of the year	22,483,984	20,957,033
End of the year	$24,246,212	$22,483,984

SHARES TRANSACTIONS:
Shares sold	27,557	73,240
Shares issued from reinvestment of distributions	57,795	38,434
Shares redeemed	(139,310)	(170,344)
Total increase (decrease) in shares outstanding	(53,958)	(58,670)

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$919,061	$947,385
Net realized gain (loss)	(47,800)	(166,655)
Net change in unrealized appreciation (depreciation)	(362,968)	214,061
Net increase (decrease) in net assets from operations	508,293	994,791

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(850,596)	(916,426)
Total distributions to shareholders	(850,596)	(916,426)

CAPITAL TRANSACTIONS:
Shares sold	4,323,238	1,870,932
Shares issued from reinvestment of distributions	850,596	916,426
Shares redeemed	(3,313,170)	(3,696,779)
Net increase (decrease) in net assets from capital transactions	1,860,664	(909,421)
NET INCREASE (DECREASE) IN NET ASSETS	1,518,361	(831,056)

NET ASSETS:
Beginning of the year	24,921,948	25,753,004
End of the year	$26,440,309	$24,921,948

SHARES TRANSACTIONS:
Shares sold	177,590	76,641
Shares issued from reinvestment of distributions	35,353	38,651
Shares redeemed	(135,882)	(152,499)
Total increase (decrease) in shares outstanding	77,061	(37,207)

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$34.19	$35.09	$31.58	$31.90	$36.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.25	0.27	0.28	0.23
Net realized and unrealized gain (loss) on investments (b)	7.49	2.29	5.74	2.62	(2.37)
Total from investment operations	7.76	2.54	6.01	2.90	(2.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.29)	(0.33)	(0.26)	(0.34)
Net realized gains	(2.11)	(3.15)	(2.17)	(2.96)	(2.32)
Total distributions	(2.52)	(3.44)	(2.50)	(3.22)	(2.66)
Net asset value, end of year	$39.43	$34.19	$35.09	$31.58	$31.90
TOTAL RETURN (c)	24.03%	7.94%	19.90%	10.14%	(6.64)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$30,804	$29,312	$28,305	$27,771	$27,817
Ratio of expenses to average net assets (d)	0.68%	0.73%	0.76%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets (d)	0.75%	0.78%	0.84%	0.90%	0.65%
Portfolio turnover rate	3%	11%	8%	9%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$32.89	$28.23	$24.83	$22.22	$28.00
INVESTMENT OPERATIONS:
Net investment income(a)	1.01	0.87	0.73	0.61	0.73
Net realized and unrealized gain (loss) on investments (b)	7.59	5.11	3.46	2.73	(4.87)
Total from investment operations	8.60	5.98	4.19	3.34	(4.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.19)	(0.81)	(0.79)	(0.50)	(0.82)
Net realized gains	(1.79)	(0.51)	—	(0.23)	(0.82)
Total distributions	(2.98)	(1.32)	(0.79)	(0.73)	(1.64)
Net asset value, end of year	$38.51	$32.89	$28.23	$24.83	$22.22
TOTAL RETURN (c)	27.64%	22.54%	17.23%	15.39%	(15.66)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$24,246	$22,484	$20,957	$20,351	$19,100
Ratio of expenses to average net assets (d)	0.73%	0.78%	0.83%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets (d)	2.87%	3.07%	2.84%	2.60%	2.86%
Portfolio turnover rate	7%	11%	6%	11%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	YEAR ENDED AUGUST 31, 2026	YEAR ENDED AUGUST 31, 2025	YEAR ENDED AUGUST 31, 2024	YEAR ENDED AUGUST 31, 2023	YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$24.57	$24.49	$23.70	$23.67	$25.55
INVESTMENT OPERATIONS:
Net investment income(a)	0.87	0.91	0.74	0.37	0.10
Net realized and unrealized gain (loss) on investments (b)	(0.38)	0.05	0.69	(0.05)	(1.90)
Total from investment operations	0.49	0.96	1.43	0.32	(1.80)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.88)	(0.64)	(0.29)	(0.08)
Total distributions	(0.83)	(0.88)	(0.64)	(0.29)	(0.08)
Net asset value, end of year	$24.23	$24.57	$24.49	$23.70	$23.67
TOTAL RETURN (c)	2.03%	4.04%	6.12%	1.36%	(7.08)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26,440	$24,922	$25,753	$26,927	$28,299
Ratio of expenses to average net assets (d)	0.72%	0.75%	0.76%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets (d)	3.56%	3.74%	3.10%	1.59%	0.39%
Portfolio turnover rate	9%	19%	15%	8%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

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MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Portfolios is August 31, 2026 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Schedule of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the U.S. Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the

12

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2026

“Board” and such members thereof, “Directors”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

The Board has adopted a pricing and valuation policy for use by each Portfolio and its Valuation Designee (as defined below) in calculating a Portfolio’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee, in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$24,726,740	$—	$—	$24,726,740
Investments Measured at Net Asset Value*	—	—	—	5,878,985
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	253,955	—	—	253,955
Total Investments**	$24,980,695	$—	$—	$30,859,680

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

13

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2026

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$18,666,187	$—	$—	$18,666,187
Investments Measured at Net Asset Value*	—	—	—	5,386,346
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	957,965
Short-Term Investments	242,967	—	—	242,967
Total Investments**	$18,909,154	$—	$—	$25,253,465

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open-End Funds	$22,915,051	$—	$—	$22,915,051
Investments Measured at Net Asset Value*	—	—	—	3,186,617
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	4,506,275
Short-Term Investments	380,952	—	—	380,952
Total Investments**	$23,296,003	$—	$—	$30,988,895

Refer to the Schedule of Investments for further disaggregation of investment categories.

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Schedule of Investments for further details.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of

14

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2026

Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”)

15

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2026

of the Portfolios is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2. Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $4 billion	0.48
Over $4 billion	0.35

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2026.

PORTFOLIO	EXPENSE CAP
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Caps, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2026

(i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a distribution agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

PORTFOLIO	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$755,000	$5,151,186
Matson Money International Equity VI Portfolio	1,617,541	4,514,453
Matson Money Fixed Income VI Portfolio	3,856,693	2,189,251

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2026

following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

PORTFOLIO	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity VI Portfolio	$20,572,175	$10,457,156	$(169,651)	$10,287,505
Matson Money International Equity VI Portfolio	16,551,491	9,072,987	(371,012)	8,701,975
Matson Money Fixed Income VI Portfolio	31,851,033	207,198	(1,069,336)	(862,138)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2026, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

PORTFOLIO	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	Net Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Losses)
Matson Money U.S. Equity VI Portfolio	$19,749	$2,364,394	$—	$10,287,505	$12,671,648
Matson Money International Equity VI Portfolio	91,278	1,971,370	—	8,701,975	10,764,623
Matson Money Fixed Income VI Portfolio	292,834	—	(558,420)	(862,138)	(1,127,724)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2026

The tax character of distributions paid during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows:

PORTFOLIO	years ended	ORDINARY INCOME	LONG-TERM GAINS	RETURN OF CAPITAL	TOTAL
Matson Money U.S. Equity VI Portfolio	2026	$333,114	$1,721,050	$—	$2,054,164
	2025	227,887	2,447,241	—	2,675,128
Matson Money International Equity VI Portfolio	2026	764,481	1,145,068	—	1,909,549
	2025	603,814	377,404	—	981,218
Matson Money Fixed Income VI Portfolio	2026	850,596	—	—	850,596
	2025	916,426	—	—	916,426

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The Portfolios are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the Matson Money Fixed Income VI Portfolio had $249 of unexpiring short-term capital loss carryforwards and $562,590 of unexpiring long-term capital loss carryforwards.

6. SECURITIES LENDING

The Portfolios may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Portfolios is determined. When the collateral falls below specified amounts, the Portfolios’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolios will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Portfolios will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Portfolios to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

PORTFOLIO	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Matson Money International Equity VI Portfolio	$937,030	$957,965	$1,391
Matson Money Fixed Income VI Portfolio	4,408,231	4,506,275	8,121

Securities lending transactions are entered into by the Portfolios’ securities lending agent on behalf of the Portfolios under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolios’ securities lending agent on behalf of the Portfolios under certain circumstances including an event of default (such as bankruptcy or

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

August 31, 2026

insolvency), to offset amounts payable on behalf of the Portfolios to the same counterparty against amounts to be received and create one single net payment due to or from the Portfolios. The following table is a summary of the Portfolios’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Matson Money International Equity VI Portfolio	$937,030	$—	$937,030	$—	$(937,030)	$—
Matson Money Fixed Income VI Portfolio	4,408,231	—	4,408,231	—	(4,408,231)	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

MATSON MONEY VI PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio, and Matson Money Fixed Income VI Portfolio (three of the funds constituting The RBB Fund, Inc., referred to hereafter as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “ financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Matson Money, Inc. since 2008.

21

MATSON MONEY VI PORTFOLIOS

Shareholder Tax Information

(Unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2026 were as follows:

FUND	Ordinary Income	Long-Term CAPITAL GAINS	Return of Capital	Total
Matson Money U.S. Equity VI Portfolio	$333,114	$1,721,050	$—	$2,054,164
Matson Money International Equity VI Portfolio	764,481	1,145,068	—	1,909,549
Matson Money Fixed Income VI Portfolio	850,596	—	—	850,596

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) are 0% for each Portfolio.

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 100% for the Matson Money U.S. Equity VI Portfolio and 76.71% for the Matson Money International Equity VI Portfolio.

The percentage of total ordinary dividends qualifying for the corporate dividends received deduction is 100% for the Matson Money U.S. Equity VI Portfolio.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 52.41% for the Matson Money Fixed Income VI Portfolio.

Because each Portfolio’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Portfolios, if any. The Matson Money International Equity VI Portfolio passed through foreign tax credits of $45,534 and earned $654,077 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Portfolios.

22

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money Funds at (513) 204-8000 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Matson Money and the Company on behalf of the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio (each a “Portfolio” and together the “Portfolios”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Matson Money with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and Matson Money with respect to the Portfolios, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Matson Money, and discussed the aforementioned Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Matson Money were present. Among other things, the Directors considered (i) the nature, extent, and quality of Matson Money’s services provided to the Portfolios; (ii) descriptions of the experience and qualifications of Matson Money’s personnel providing those services; (iii) Matson Money’s investment philosophies and processes; (iv) Matson Money’s assets under management and client descriptions; (v) Matson Money’s current advisory fee arrangements with the Company and other similarly managed clients; (vi) Matson Money’s compliance procedures; (vii) Matson Money’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolios; (viii) the extent to which economies of scale are relevant to the Portfolios; (ix) a report prepared by Fuse Research Network, LLC comparing each Portfolio’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Portfolio based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Portfolio to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Matson Money. The Directors concluded that Matson Money had substantial resources to provide services to the Portfolios and that Matson Money’s services had been acceptable.

23

MATSON MONEY VI PORTFOLIOS

Other Information (CONTINUED)

(Unaudited)

The Directors also considered the investment performance of the Portfolios and Matson Money. Information on the Portfolios’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025, as applicable. The Directors considered the Portfolios’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Portfolios as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors noted that the Matson Money U.S. Equity VI Portfolio outperformed its primary benchmark, the Russell 2500 Total Return Index, for the three-month and five-year periods ended December 31, 2025, and underperformed its benchmark for the one-year, three-year, ten-year, and since-inception periods ended December 31, 2025. The Directors noted that the Matson Money U.S. Equity VI Portfolio outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2025 and underperformed the median of its Peer Group for the since-inception period ended December 31, 2025.

The Directors noted that the Matson Money International Equity VI Portfolio outperformed its primary benchmark, the MSCI World ex-US Net Return Index, for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2025, and underperformed its benchmark for the since-inception period ended December 31, 2025. The Directors noted that the Matson Money International Equity VI Portfolio outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025.

The Directors noted that the Matson Money Fixed Income VI Portfolio outperformed its primary benchmark, the ICE BofA US 3 Month Treasury Bill Total Return USD Index, for the one-year period ended December 31, 2025, and underperformed its benchmark for the three-month, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Directors noted that the Matson Money Fixed Income VI Portfolio underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Portfolios under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Portfolio and each Portfolio’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the Matson Money U.S. Equity VI Portfolio ranked below the median and in the 1st quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Matson Money International Equity VI Portfolio ranked below the median and in the 2nd quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Matson Money Fixed Income VI Portfolio ranked above the median and in the 5th quintile of its Peer Group, and the Portfolio’s total net expenses (including acquired fund fees and expenses) were above the median and in the 5th quintile of its Peer Group.

In addition, the Directors noted that Matson Money had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026, to limit total annual operating expenses to agreed-upon levels for each Portfolio.

24

MATSON MONEY VI PORTFOLIOS

Other Information (CONcludED)

(Unaudited)

After reviewing the information regarding Matson Money’s costs, profitability and economies of scale, and after considering Matson Money’s services, the Directors concluded that the investment advisory fees to be paid by the Portfolios were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

25

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Annual Financial Statements

Motley Fool Asset Management ETFs
Series of The RBB Fund, Inc.

8/31/26

Motley Fool Global Opportunities ETF
Motley Fool Mid-Cap Growth ETF
Motley Fool 100 Index ETF
Motley Fool Small-Cap Growth ETF
Motley Fool Capital Efficiency 100 Index ETF
Motley Fool Next Index ETF
Motley Fool Innovative Growth Factor ETF
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Motley Fool Value Factor ETF

Motley Fool global opportunities ETF

Schedule of Investments

AUGUST 31, 2026

Allocation of Portfolio Holdings by Country as of August 31, 2026	Values	% of Net Assets
United States	$211,329,128	60.0%
United Kingdom	26,347,887	7.5
Philippines	22,893,820	6.5
Canada	18,664,827	5.3
Taiwan	15,204,035	4.3
Japan	12,963,916	3.7
Ireland	10,808,970	3.1
China	8,054,782	2.3
Uruguay	7,812,567	2.2
Cayman Islands	7,754,412	2.2
Germany	7,255,668	2.1
Israel	4,497,252	1.3
Spain	4,238,024	1.2
Netherlands	2,277,376	0.6
Kenya	1,203,553	0.3
United Arab Emirates	0	— (a)
Liabilities in Excess of Other Assets	(9,011,210)	(2.6)
	$352,295,007	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of August 31, 2026	Values	% of Net Assets
Industrials	$82,235,810	23.4%
Financials	57,815,410	16.4
Communication Services	48,785,102	13.7
Information Technology	38,871,558	11.1
Consumer Discretionary	38,647,879	11.0
Health Care	24,982,975	7.1
Real Estate	23,151,413	6.5
Consumer Staples	18,136,761	5.2
Materials	7,255,668	2.1
Investments Purchased with Proceeds from Securities Lending	21,423,641	6.1
Liabilities in Excess of Other Assets	(9,011,210)	(2.6)
	$352,295,007	100.0%

The accompanying notes are an integral part of these financial statements.
1

Motley Fool global opportunities ETF

Schedule of Investments (continued)

August 31, 2026

	Shares	Value
COMMON STOCKS — 96.5%
Canada — 5.3%
Canadian National Railway Co.	46,486	$5,799,129
Waste Connections, Inc.	77,823	12,865,698
		18,664,827
Cayman Islands — 2.2%
Fabrinet (a)	18,779	7,754,412

China — 2.3%
Yum China Holdings, Inc.	180,560	8,054,782

Germany — 2.1%
Symrise AG	67,750	7,255,668

Ireland — 3.1%
ICON PLC (a)	27,315	4,506,702
Kerry Group PLC - Class A	64,307	6,274,437
Kerry Group PLC - Class A	285	27,831
		10,808,970
Israel — 1.3%
Cellebrite DI Ltd. (a)	374,771	4,497,252

Japan — 3.7%
Nintendo Co. Ltd.	228,990	12,963,916

Kenya — 0.3%
Safaricom PLC	4,000,000	1,203,553

Netherlands — 0.6%
Universal Music Group NV	133,832	2,277,376

Philippines — 6.5%
International Container Terminal Services, Inc.	1,610,522	22,893,820

Spain — 1.2%
Cellnex Telecom SA (b)	137,787	4,238,024

Taiwan — 4.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	36,608	15,204,035

United Arab Emirates — 0.0% (c)
NMC Health PLC (a)(d)	485,482	$0

United Kingdom — 7.5%
Aon PLC - Class A	25,075	8,062,114
Close Brothers Group PLC (a)	711,050	3,975,275
London Stock Exchange Group PLC	74,329	9,064,389
RELX PLC - ADR (e)	80,740	2,941,358
Rentokil Initial PLC - ADR (e)	96,879	2,304,751
		26,347,887
United States — 53.9% (f)
Alphabet, Inc. - Class C	75,997	25,490,154
Alphatec Holdings, Inc. (a)	327,631	3,069,903
Amazon.com, Inc. (a)	87,695	22,780,530
American Tower Corp.	45,226	7,946,208
Axon Enterprise, Inc. (a)	19,312	10,941,407
Brookfield Asset Management Ltd. - Class A (e)	166,604	8,580,106
Costco Wholesale Corp.	12,538	11,834,493
DexCom, Inc. (a)	109,101	9,934,737
Equinix, Inc.	10,770	11,273,174
Fastenal Co.	197,164	9,722,157
Mastercard, Inc. - Class A	26,311	15,505,335
Netflix, Inc. (a)	32,228	2,612,079
Salesforce, Inc.	30,917	7,962,364
SBA Communications Corp.	20,732	3,932,031
ServiceNow, Inc. (a)	23,336	3,453,495
StoneX Group, Inc. (a)	184,407	12,628,191
Sunbelt Rentals Holdings, Inc.	87,641	6,329,542
Waters Corp. (a)	18,020	7,471,633
Watsco, Inc. (e)	27,235	8,437,948
		189,905,487
Uruguay — 2.2%
MercadoLibre, Inc. (a)	4,035	7,812,567

TOTAL COMMON STOCKS (Cost $174,295,732)		339,882,576

The accompanying notes are an integral part of these financial statements.
2

Motley Fool global opportunities ETF

Schedule of Investments (concluded)

August 31, 2026

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (g)	21,423,641	$21,423,641
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,423,641)		21,423,641

TOTAL INVESTMENTS — 102.6% (Cost $195,719,373)		361,306,217
Liabilities in Excess of Other Assets — (2.6)%		(9,011,210)
TOTAL NET ASSETS — 100.0%		$352,295,007

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $4,238,024 or 1.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(e)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $20,841,301.

(f)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(g)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.
3

Motley Fool mid-cap growth ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 95.9%
Aerospace & Defense — 4.5%
Axon Enterprise, Inc. (a)	9,398	$5,324,531

Air Freight & Logistics — 4.0%
GXO Logistics, Inc. (a)	100,928	4,817,293

Biotechnology — 2.5%
Ionis Pharmaceuticals, Inc. (a)	49,761	3,003,574

Capital Markets — 5.4%
Morningstar, Inc.	8,699	1,904,559
StoneX Group, Inc. (a)	65,281	4,470,443
		6,375,002
Consumer Staples Distribution & Retail — 2.1%
Performance Food Group Co. (a)	25,593	2,538,058

Electronic Equipment, Instruments & Components — 1.4%
Fabrinet (a)	3,943	1,628,183

Financial Services — 4.5%
Toast, Inc. - Class A (a)	158,463	5,402,004

Health Care Equipment & Supplies — 7.5%
Alphatec Holdings, Inc. (a)	116	1,087
Cooper Cos., Inc. (a)	27,662	1,938,829
DexCom, Inc. (a)	77,077	7,018,632
		8,958,548
Health Care Providers & Services — 5.0%
HealthEquity, Inc. (a)	61,962	5,981,811

Hotels, Restaurants & Leisure — 1.0%
Wingstop, Inc. (b)	10,597	1,160,160

Insurance — 6.3%
Brown & Brown, Inc.	65,088	4,697,401
Ryan Specialty Holdings, Inc. (b)	68,008	2,868,577
		7,565,978
IT Services — 4.5%
MongoDB, Inc. (a)	11,937	5,411,878

Life Sciences Tools & Services — 6.3%
Waters Corp. (a)	11,040	$4,577,515
West Pharmaceutical Services, Inc.	8,620	2,940,368
		7,517,883
Professional Services — 4.3%
Broadridge Financial Solutions, Inc.	27,841	5,077,642

Software — 20.5%
Alarm.com Holdings, Inc. (a)	46,315	2,665,891
Autodesk, Inc. (a)	17,070	4,413,107
Datadog, Inc. - Class A (a)	17,810	4,221,682
Guidewire Software, Inc. (a)(b)	33,470	6,852,983
Monday.com Ltd. (a)(b)	183	18,509
Tyler Technologies, Inc. (a)(b)	13,791	5,133,286
Zscaler, Inc. (a)	6,218	1,171,378
		24,476,836
Specialized REITs — 3.9%
SBA Communications Corp.	24,255	4,600,203

Specialty Retail — 2.1%
Tractor Supply Co. (b)	72,507	2,530,494

Trading Companies & Distributors — 10.1%
Fastenal Co.	58,950	2,906,825
QXO, Inc. (a)(b)	288,648	3,833,245
SiteOne Landscape Supply, Inc. (a)(b)	38,631	3,806,312
Watsco, Inc. (b)	4,829	1,496,121
		12,042,503
TOTAL COMMON STOCKS (Cost $82,607,590)		114,412,581

The accompanying notes are an integral part of these financial statements.
4

Motley Fool mid-cap growth ETF

Schedule of Investments (CONCLUDED)

August 31, 2026

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	11,407,499	$11,407,499
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,407,499)		11,407,499

TOTAL INVESTMENTS — 105.5% (Cost $94,015,089)		125,820,080
Liabilities in Excess of Other Assets — (5.5)%		(6,593,411)
TOTAL NET ASSETS — 100.0%		$119,226,669

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $10,925,147.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.
5

Motley Fool 100 Index ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Altaba, Inc. - Escrow Shares (a)(b)	8,565	$8,565

Aerospace & Defense — 1.0%
Axon Enterprise, Inc. (b)	5,220	2,957,443
HEICO Corp. (c)	8,335	2,760,135
Howmet Aerospace, Inc.	29,073	7,121,431
Rocket Lab Corp. (b)	42,565	2,720,755
TransDigm Group, Inc.	3,956	4,635,404
		20,195,168
Air Freight & Logistics — 0.3%
FedEx Corp.	16,987	5,561,544

Automobiles — 1.9%
Tesla, Inc. (b)	107,975	39,729,401

Banks — 3.5%
JPMorgan Chase & Co.	192,833	68,652,405
Truist Financial Corp.	89,209	4,422,982
		73,075,387
Beverages — 0.3%
Monster Beverage Corp. (b)	139,244	6,394,084

Biotechnology — 2.0%
Alnylam Pharmaceuticals, Inc. (b)	9,051	2,178,485
Amgen, Inc.	38,423	16,517,279
Gilead Sciences, Inc.	88,383	12,933,968
Vertex Pharmaceuticals, Inc. (b)	17,424	9,487,717
		41,117,449
Broadline Retail — 5.8%
Amazon.com, Inc. (b)	456,063	118,471,485
eBay, Inc.	31,607	3,273,221
		121,744,706
Capital Markets — 2.1%
CME Group, Inc.	25,800	7,365,900
Goldman Sachs Group, Inc.	22,170	22,744,203
Interactive Brokers Group, Inc. - Class A	33,637	3,272,544
Intercontinental Exchange, Inc.	40,324	6,480,067
Capital Markets — 2.1% (Continued)
Nasdaq, Inc.	40,261	$3,970,137
		43,832,851
Chemicals — 0.5%
Ecolab, Inc.	19,693	5,577,057
Sherwin-Williams Co.	16,811	5,695,735
		11,272,792
Commercial Services & Supplies — 0.6%
Cintas Corp.	28,481	5,747,181
Waste Management, Inc.	27,930	6,114,436
		11,861,617
Communications Equipment — 1.2%
Arista Networks, Inc. (b)	91,504	17,906,418
Motorola Solutions, Inc.	11,493	5,577,553
Ubiquiti, Inc. (c)	4,309	2,542,396
		26,026,367
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	2,565	3,964,515
EMCOR Group, Inc.	3,224	2,368,157
		6,332,672
Consumer Staples Distribution & Retail — 4.5%
Costco Wholesale Corp.	31,573	29,801,439
Sysco Corp.	34,271	2,778,693
Walmart, Inc. (c)	577,108	60,521,316
		93,101,448
Electric Utilities — 0.3%
Constellation Energy Corp.	25,421	6,984,928

Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp. (b)	14,313	3,976,581
Corning, Inc.	63,447	9,436,472
		13,413,053
Entertainment — 2.1%
Live Nation Entertainment, Inc. (b)(c)	16,573	2,981,317
Netflix, Inc. (b)	299,760	24,295,548
ROBLOX Corp. - Class A (b)	18,340	757,259
Take-Two Interactive Software, Inc. (b)	12,904	2,835,009
Walt Disney Co. (c)	123,621	13,295,438
		44,164,571

The accompanying notes are an integral part of these financial statements.
6

Motley Fool 100 Index ETF

Schedule of Investments (continued)

August 31, 2026

	Shares	Value
Financial Services — 8.3%
Berkshire Hathaway, Inc. - Class B (b)	153,743	$77,491,084
Block, Inc. (b)	42,768	3,507,831
Mastercard, Inc. - Class A	61,911	36,484,772
PayPal Holdings, Inc.	62,800	3,307,362
Rocket Cos., Inc. - Class A (b)	183,977	2,467,132
Visa, Inc. - Class A	131,695	49,961,132
		173,219,313
Ground Transportation — 1.3%
Old Dominion Freight Line, Inc.	14,805	2,960,408
Uber Technologies, Inc. (b)	144,334	10,918,867
Union Pacific Corp. (c)	42,265	12,707,817
		26,587,092
Health Care Equipment & Supplies — 0.6%
IDEXX Laboratories, Inc. (b)	5,618	3,127,485
Intuitive Surgical, Inc. (b)	25,219	9,504,032
		12,631,517
Health Care Providers & Services — 1.1%
CVS Health Corp.	91,457	8,588,727
HCA Healthcare, Inc.	15,445	6,401,180
McKesson Corp.	8,355	7,396,849
		22,386,756
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. - Class A (b)	41,062	7,523,380
Booking Holdings, Inc.	52,992	10,550,177
Chipotle Mexican Grill, Inc. (b)(c)	41,350	1,572,541
DoorDash, Inc. - Class A (b)(c)	30,314	7,024,966
Marriott International, Inc. - Class A	18,778	6,417,569
Starbucks Corp.	81,440	8,653,000
		41,741,633
Insurance — 0.4%
Progressive Corp.	40,414	8,813,485

Interactive Media & Services — 10.5%
Alphabet, Inc. - Class C	518,556	173,928,868
Meta Platforms, Inc. - Class A	78,560	44,963,030
		218,891,898
IT Services — 0.8%
Cloudflare, Inc. - Class A (b)	25,818	$7,877,330
Snowflake, Inc. - Class A (b)	25,019	8,292,047
		16,169,377
Machinery — 0.4%
Cummins, Inc.	9,972	5,628,197
Westinghouse Air Brake Technologies Corp.	12,174	3,480,912
		9,109,109
Media — 0.3%
AppLovin Corp. - Class A (b)	18,683	5,830,217

Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp.	140,773	29,018,946
Kinder Morgan, Inc.	161,952	5,221,333
		34,240,279
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co. (c)	147,013	9,821,938

Semiconductors & Semiconductor Equipment — 20.5%
Advanced Micro Devices, Inc. (b)	119,352	56,181,374
Astera Labs, Inc. (b)	1,429	424,384
Broadcom, Inc.	208,905	77,365,878
Intel Corp. (b)	367,570	32,901,191
Lam Research Corp.	92,121	27,773,560
Monolithic Power Systems, Inc.	3,942	4,997,549
NVIDIA Corp.	1,030,283	227,465,881
Qnity Electronics, Inc.	16,042	1,915,896
		429,025,713
Software — 12.5%
Adobe Systems, Inc. (b)	27,907	8,170,890
Autodesk, Inc. (b)	14,861	3,842,014
Crowdstrike Holdings, Inc. - Class A (b)	75,577	17,458,287
Datadog, Inc. - Class A (b)	26,151	6,198,833
Fortinet, Inc. (b)	53,107	9,077,579
Intuit, Inc.	9,192	3,302,686
Microsoft Corp.	325,421	165,082,819
Palo Alto Networks, Inc. (b)	59,630	22,786,412
Salesforce, Inc.	58,305	15,015,870

The accompanying notes are an integral part of these financial statements.
7

Motley Fool 100 Index ETF

Schedule of Investments (concluded)

August 31, 2026

	Shares	Value
Software — 12.5% (Continued)
ServiceNow, Inc. (b)	73,421	$10,865,574
		261,800,964
Specialized REITs — 1.0%
American Tower Corp.	33,170	5,827,969
Crown Castle, Inc.	34,548	2,630,485
Digital Realty Trust, Inc.	26,762	4,966,760
Equinix, Inc.	7,174	7,509,169
		20,934,383
Specialty Retail — 0.9%
AutoZone, Inc. (b)	1,129	3,377,110
Carvana Co. (b)	52,515	3,857,752
TJX Cos., Inc.	79,834	10,690,571
		17,925,433
Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc.	622,696	197,301,228

Textiles, Apparel & Luxury Goods — 0.0% (d)
NIKE, Inc. - Class B	3,057	119,406

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.	77,040	13,901,098
TOTAL COMMON STOCKS (Cost $1,460,554,574)		2,085,267,442

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (e)	33,021,525	$33,021,525
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $33,021,525)		33,021,525

TOTAL INVESTMENTS — 101.4% (Cost $1,493,576,099)		2,118,288,967
Liabilities in Excess of Other Assets — (1.4)%		(29,946,116)
TOTAL NET ASSETS — 100.0%		$2,088,342,851

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,565 or 0.0% of net assets as of August 31, 2026.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $31,992,886.

(d)	Represents less than 0.05% of net assets.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.
8

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 93.7%
Aerospace & Defense — 5.0%
Hexcel Corp. (a)	15,608	$1,446,393
Leonardo DRS, Inc.	37,952	1,442,176
		2,888,569
Air Freight & Logistics — 3.9%
GXO Logistics, Inc. (b)	46,756	2,231,664

Banks — 5.5%
Live Oak Bancshares, Inc.	49,011	1,930,543
Towne Bank/Portsmouth VA	32,419	1,200,800
		3,131,343
Biotechnology — 7.9%
ADMA Biologics, Inc. (b)	88,283	828,978
Ionis Pharmaceuticals, Inc. (b)	32,281	1,948,481
Ultragenyx Pharmaceutical, Inc. (b)	68,511	1,727,162
		4,504,621
Capital Markets — 4.8%
StoneX Group, Inc. (b)	39,815	2,726,531

Chemicals — 2.2%
Eastman Chemical Co.	17,765	1,286,896

Diversified Consumer Services — 2.2%
Frontdoor, Inc. (b)	15,945	1,289,472

Electronic Equipment, Instruments & Components — 5.3%
Evolv Technologies Holdings, Inc. (b)	390,734	2,035,724
IPG Photonics Corp. (b)	12,956	985,693
		3,021,417
Financial Services — 3.9%
Toast, Inc. - Class A (b)	65,531	2,233,952

Health Care Equipment & Supplies — 8.1%
Alphatec Holdings, Inc. (b)	243,608	2,282,607
Penumbra, Inc. (b)	10	3,231
UFP Technologies, Inc. (a)(b)	8,004	2,384,792
		4,670,630
Health Care Providers & Services — 4.3%
HealthEquity, Inc. (b)	25,442	$2,456,171

Hotels, Restaurants & Leisure — 3.4%
Wingstop, Inc. (a)	17,770	1,945,460

Industrial REITs — 2.3%
STAG Industrial, Inc.	34,688	1,292,128

Insurance — 4.3%
Goosehead Insurance, Inc. - Class A (a)(b)	35,901	2,464,604

Oil, Gas & Consumable Fuels — 4.3%
Northern Oil & Gas, Inc. (a)	93,771	2,438,984

Professional Services — 0.0% (c)
Verra Mobility Corp. (b)	99	438

Retail REITs — 2.7%
Agree Realty Corp.	21,806	1,575,483

Semiconductors & Semiconductor Equipment — 2.4%
SiTime Corp. (b)	1,632	922,765
Ultra Clean Holdings, Inc. (a)(b)	7,024	476,438
		1,399,203
Software — 8.9%
LiveRamp Holdings, Inc. (b)	99	3,734
nCino, Inc. (a)(b)	92,387	2,087,946
Q2 Holdings, Inc. (b)	46,560	3,028,263
		5,119,943
Specialty Retail — 2.9%
Warby Parker, Inc. - Class A (a)(b)	67,308	1,655,777

Trading Companies & Distributors — 9.4%
Herc Holdings, Inc.	16,640	2,534,937
QXO, Inc. (a)(b)	89,946	1,194,483
SiteOne Landscape Supply, Inc. (b)	16,996	1,674,616
		5,404,036
TOTAL COMMON STOCKS (Cost $49,623,961)		53,737,322

The accompanying notes are an integral part of these financial statements.
9

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (Concluded)

AUGUST 31, 2026

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	5,863,757	$5,863,757
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,863,757)		5,863,757

TOTAL INVESTMENTS — 103.9% (Cost $55,487,718)		59,601,079
Liabilities in Excess of Other Assets — (3.9)%		(2,243,901)
TOTAL NET ASSETS — 100.0%		$57,357,178

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $5,608,020.

(b)	Non-income producing security.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.
10

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.1%
Moog, Inc. - Class A	302	$112,193

Air Freight & Logistics — 1.0%
FedEx Corp.	2,281	746,799

Beverages — 1.0%
Monster Beverage Corp. (a)	17,536	805,253

Biotechnology — 2.8%
Exelixis, Inc. (a)	3,090	168,838
Gilead Sciences, Inc.	12,652	1,851,494
Neurocrine Biosciences, Inc. (a)	953	146,790
		2,167,122
Broadline Retail — 5.3%
Amazon.com, Inc. (a)	15,013	3,899,927
Coupang, Inc. (a)	15,793	253,635
Ollie’s Bargain Outlet Holdings, Inc. (a)	547	41,255
		4,194,817
Capital Markets — 0.0% (b)
Donnelley Financial Solutions, Inc. (a)	306	14,780

Chemicals — 2.1%
Ecolab, Inc.	2,440	691,008
RPM International, Inc.	1,171	121,901
Sherwin-Williams Co.	2,505	848,719
		1,661,628
Commercial Services & Supplies — 1.6%
Cintas Corp.	5,076	1,024,286
Rollins, Inc.	6,730	242,751
		1,267,037
Communications Equipment — 0.9%
Motorola Solutions, Inc.	1,414	686,214

Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	338	522,420
EMCOR Group, Inc.	437	320,994
		843,414
Consumer Staples Distribution & Retail — 9.9%
Casey’s General Stores, Inc.	385	$289,601
Costco Wholesale Corp.	3,761	3,549,970
Maplebear, Inc. (a)	2,532	127,917
Sysco Corp.	6,783	549,966
United Natural Foods, Inc. (a)	823	36,097
Walmart, Inc.	30,250	3,172,317
		7,725,868
Entertainment — 4.6%
Live Nation Entertainment, Inc. (a)	2,051	368,954
Netflix, Inc. (a)	39,593	3,209,013
		3,577,967
Financial Services — 10.9%
Jack Henry & Associates, Inc.	702	117,873
Mastercard, Inc. - Class A	7,422	4,373,859
Visa, Inc. - Class A	10,696	4,057,741
		8,549,473
Ground Transportation — 2.3%
Old Dominion Freight Line, Inc.	2,004	400,720
Uber Technologies, Inc. (a)	19,056	1,441,586
		1,842,306
Health Care Equipment & Supplies — 3.7%
Align Technology, Inc. (a)	817	130,548
DexCom, Inc. (a)	3,943	359,049
IDEXX Laboratories, Inc. (a)	1,070	595,658
Insulet Corp. (a)	715	106,292
Intuitive Surgical, Inc. (a)	3,630	1,368,002
ResMed, Inc.	1,328	318,853
TransMedics Group, Inc. (a)	303	25,716
		2,904,118
Health Care Providers & Services — 1.4%
HCA Healthcare, Inc.	2,712	1,123,988

Hotels, Restaurants & Leisure — 5.2%
Airbnb, Inc. - Class A (a)	5,908	1,082,464
Booking Holdings, Inc.	8,117	1,616,014
Chipotle Mexican Grill, Inc. (a)	3,337	126,906
Starbucks Corp.	10,629	1,129,331
Texas Roadhouse, Inc.	623	121,859
		4,076,574

The accompanying notes are an integral part of these financial statements.
11

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

AUGUST 31, 2026

	Shares	Value
Household Durables — 0.2%
NVR, Inc. (a)	26	$164,196

Interactive Media & Services — 9.1%
Alphabet, Inc. - Class C	10,098	3,386,970
Meta Platforms, Inc. - Class A	6,299	3,605,170
Pinterest, Inc. - Class A (a)	6,454	140,116
		7,132,256
IT Services — 1.2%
Cognizant Technology Solutions Corp. - Class A	4,948	319,542
Gartner, Inc. (a)	887	175,724
GoDaddy, Inc. - Class A (a)	1,266	123,916
MongoDB, Inc. (a)	725	328,693
		947,875
Leisure Products — 0.2%
Hasbro, Inc.	1,517	142,750

Life Sciences Tools & Services — 0.2%
Medpace Holdings, Inc. (a)	322	191,265

Machinery — 0.1%
Tennant Co.	166	11,554
Toro Co.	882	86,268
		97,822
Media — 0.3%
New York Times Co. - Class A	2,011	135,280
Trade Desk, Inc. - Class A (a)	4,961	68,065
		203,345
Personal Care Products — 0.1%
elf Beauty, Inc. (a)	514	56,052

Pharmaceuticals — 2.0%
Axsome Therapeutics, Inc. (a)	461	91,518
Bristol-Myers Squibb Co.	22,419	1,497,813
		1,589,331
Real Estate Management & Development — 0.2%
CoStar Group, Inc. (a)	3,834	122,956

Semiconductors & Semiconductor Equipment — 8.7%
Cirrus Logic, Inc. (a)	551	60,340
Impinj, Inc. (a)	285	49,681
Lam Research Corp.	9,543	2,877,119
NVIDIA Corp.	17,374	3,835,832
		6,822,972
Software — 13.0%
Adobe Systems, Inc. (a)	2,661	779,114
Appfolio, Inc. - Class A (a)	401	93,918
Appian Corp. - Class A (a)	937	40,244
Autodesk, Inc. (a)	2,484	642,189
Box, Inc. - Class A (a)	1,307	46,764
Crowdstrike Holdings, Inc. - Class A (a)	9,916	2,290,596
Datadog, Inc. - Class A (a)	4,164	987,035
Docusign, Inc. (a)	2,590	171,639
Fair Isaac Corp. (a)	357	409,554
Figma, Inc. - Class A (a)	6,076	167,029
Fortinet, Inc. (a)	7,704	1,316,845
HubSpot, Inc. (a)	768	200,725
Manhattan Associates, Inc. (a)	760	169,624
Nutanix, Inc. - Class A (a)	3,107	213,047
Samsara, Inc. - Class A (a)	5,486	224,103
ServiceNow, Inc. (a)	10,825	1,601,992
ServiceTitan, Inc. - Class A (a)	1,086	106,471
Workday, Inc. - Class A (a)	2,290	452,161
Zscaler, Inc. (a)	1,575	296,706
		10,209,756
Specialty Retail — 5.1%
AutoZone, Inc. (a)	176	526,458
Chewy, Inc. - Class A (a)	3,744	89,107
Five Below, Inc. (a)	578	142,674
Stitch Fix, Inc. - Class A (a)	1,847	5,855
TJX Cos., Inc.	16,019	2,145,104
Tractor Supply Co.	5,215	182,004
Ulta Beauty, Inc. (a)	695	373,285
Urban Outfitters, Inc. (a)	1,092	88,113
Wayfair, Inc. - Class A (a)	1,376	136,596
Williams-Sonoma, Inc.	1,265	288,736
		3,977,932

The accompanying notes are an integral part of these financial statements.
12

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Concluded)

AUGUST 31, 2026

	Shares	Value
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	11,965	3,791,110

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. - Class B	4,789	187,058
Under Armour, Inc. - Class A (a)	4,545	22,907
		209,965
Trading Companies & Distributors — 0.4%
Watsco, Inc.	342	105,959
WESCO International, Inc.	513	174,625
		280,584
TOTAL COMMON STOCKS (Cost $68,497,404)		78,239,718

TOTAL INVESTMENTS — 99.8% (Cost $68,497,404)		78,239,718
Other Assets in Excess of Liabilities — 0.2%		159,436
TOTAL NET ASSETS — 100.0%		$78,399,154

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
13

MOTLEY FOOL next index ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.5%
AeroVironment, Inc. (a)	761	$112,894
Moog, Inc. - Class A	494	183,521
Textron, Inc.	2,685	216,304
		512,719
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (a)	1,760	84,005

Automobile Components — 0.8%
BorgWarner, Inc.	3,427	219,876
Phinia, Inc.	569	38,942
XPEL, Inc. (a)	414	20,394
		279,212
Banks — 0.6%
Axos Financial, Inc. (a)	822	79,562
Western Alliance Bancorp	1,626	127,039
		206,601
Beverages — 0.4%
Celsius Holdings, Inc. (a)	4,158	130,769

Biotechnology — 9.5%
AnaptysBio, Inc. (a)	433	24,694
Ardelyx, Inc. (a)	4,498	17,002
Beam Therapeutics, Inc. (a)	1,641	48,295
Biogen, Inc. (a)	2,317	501,978
BioMarin Pharmaceutical, Inc. (a)	3,072	200,387
Bridgebio Pharma, Inc. (a)	2,976	227,932
Cullinan Therapeutics, Inc. (a)	890	19,642
Editas Medicine, Inc. (a)	2,169	6,637
Emergent BioSolutions, Inc. (a)	804	4,904
Exelixis, Inc. (a)	3,835	209,544
Incyte Corp. (a)	3,048	375,575
Iovance Biotherapeutics, Inc. (a)	6,813	55,662
Krystal Biotech, Inc. (a)	441	158,478
Kymera Therapeutics, Inc. (a)	1,164	138,295
Moderna, Inc. (a)	6,593	925,262
Neurocrine Biosciences, Inc. (a)	1,542	237,514
TG Therapeutics, Inc. (a)	2,275	123,532
Viking Therapeutics, Inc. (a)	1,696	55,595
		3,330,928
Broadline Retail — 1.8%
Coupang, Inc. (a)	28,500	$457,710
Etsy, Inc. (a)	1,397	113,618
Ollie’s Bargain Outlet Holdings, Inc. (a)	939	70,819
		642,147
Building Products — 0.2%
Trex Co., Inc. (a)	1,567	71,424

Capital Markets — 3.5%
Affiliated Managers Group, Inc.	430	158,322
Cboe Global Markets, Inc.	1,712	513,942
Donnelley Financial Solutions, Inc. (a)	372	17,968
FactSet Research Systems, Inc.	593	185,935
Houlihan Lokey, Inc.	1,149	153,150
Jefferies Financial Group, Inc.	3,738	196,768
		1,226,085

Chemicals — 0.8%
Perimeter Solutions, Inc. (a)	2,646	80,703
RPM International, Inc.	1,956	203,620
		284,323
Commercial Services & Supplies — 3.4%
Copart, Inc. (a)	15,386	507,584
Healthcare Services Group, Inc. (a)	991	21,792
Rollins, Inc.	8,100	292,167
Veralto Corp.	3,743	368,948
		1,190,491
Construction & Engineering — 1.6%
MasTec, Inc. (a)	1,170	280,543
Solv Energy, Inc. - Class A (a)	1,778	45,374
Sterling Infrastructure, Inc. (a)	495	232,685
		558,602
Consumer Finance — 1.5%
Bread Financial Holdings, Inc.	612	63,936
Nelnet, Inc. - Class A	554	69,399
SoFi Technologies, Inc. (a)	19,946	356,634
Upstart Holdings, Inc. (a)	1,479	42,418
		532,387

The accompanying notes are an integral part of these financial statements.
14

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2026

	Shares	Value
Consumer Staples Distribution & Retail — 1.9%
Casey’s General Stores, Inc.	612	$460,353
Maplebear, Inc. (a)	3,471	175,355
United Natural Foods, Inc. (a)	1,032	45,263
		680,971
Distributors — 0.3%
LKQ Corp.	3,935	98,769

Diversified Consumer Services — 0.3%
Duolingo, Inc. (a)	802	118,985

Diversified Telecommunication Services — 0.1%
Bandwidth, Inc. - Class A (a)	445	21,551

Electrical Equipment — 0.4%
Forgent Power Solutions, Inc. - Class A (a)	4,264	130,223

Electronic Equipment, Instruments & Components — 1.4%
Aeva Technologies, Inc. (a)	920	14,407
Cognex Corp.	2,489	151,729
IPG Photonics Corp. (a)	661	50,289
Zebra Technologies Corp. - Class A (a)	734	259,506
		475,931
Financial Services — 1.9%
Euronet Worldwide, Inc. (a)	552	38,369
Jack Henry & Associates, Inc.	1,060	177,985
Shift4 Payments, Inc. - Class A (a)	1,098	46,423
Toast, Inc. - Class A (a)	8,585	292,663
WEX, Inc. (a)	545	103,866
		659,306
Food Products — 1.2%
Darling Ingredients, Inc. (a)	2,387	158,187
Freshpet, Inc. (a)	706	49,321
McCormick & Co., Inc.	4,128	223,820
Vital Farms, Inc. (a)	628	6,707
		438,035
Ground Transportation — 1.7%
RXO, Inc. (a)	2,443	$51,914
U-Haul Holding Co. (a)	2,701	181,912
XPO, Inc. (a)	1,798	348,794
		582,620
Health Care Equipment & Supplies — 6.9%
Align Technology, Inc. (a)	1,174	187,594
ClearPoint Neuro, Inc. (a)	453	6,858
DexCom, Inc. (a)	6,230	567,304
GE HealthCare Technologies, Inc.	6,933	493,838
Globus Medical, Inc. - Class A (a)	2,192	178,363
Insulet Corp. (a)	1,041	154,755
ResMed, Inc.	2,222	533,502
Solventum Corp. (a)	2,638	240,216
TransMedics Group, Inc. (a)	540	45,830
		2,408,260
Health Care Providers & Services — 2.1%
Fulgent Genetics, Inc. (a)	396	7,671
Guardant Health, Inc. (a)	1,918	305,000
Progyny, Inc. (a)	1,153	29,505
Quest Diagnostics, Inc.	1,655	397,697
		739,873
Health Care Technology — 2.3%
Doximity, Inc. - Class A (a)	2,903	77,539
Teladoc, Inc. (a)	2,477	15,704
Veeva Systems, Inc. - Class A (a)	2,458	702,226
		795,469
Hotels, Restaurants & Leisure — 2.5%
Cava Group, Inc. (a)	1,815	119,336
Dutch Bros, Inc. - Class A (a)	2,156	105,342
Hyatt Hotels Corp. - Class A	1,486	248,118
Planet Fitness, Inc. - Class A (a)	1,238	63,881
Texas Roadhouse, Inc.	1,004	196,382
Vail Resorts, Inc.	614	84,063
Wingstop, Inc.	406	44,449
		861,571
Household Durables — 1.0%
Dream Finders Homes, Inc. - Class A (a)	1,206	16,944
Meritage Homes Corp.	1,003	69,638

The accompanying notes are an integral part of these financial statements.
15

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2026

	Shares	Value
Household Durables — 1.0% (Continued)
NVR, Inc. (a)	41	$258,925
		345,507
Household Products — 0.1%
Spectrum Brands Holdings, Inc.	363	31,331

Industrial REITs — 0.3%
STAG Industrial, Inc.	3,016	112,346

Insurance — 2.2%
CNA Financial Corp.	4,104	199,331
Hagerty, Inc. - Class A (a)	1,557	20,708
Kinsale Capital Group, Inc.	343	128,248
Lemonade, Inc. (a)	1,158	60,483
Markel Group, Inc. (a)	190	342,553
Root, Inc. (a)	223	12,374
Trupanion, Inc. (a)	673	19,618
		783,315
Interactive Media & Services — 2.3%
Match Group, Inc.	3,620	147,153
Pinterest, Inc. - Class A (a)	8,578	186,228
Reddit, Inc. - Class A (a)	3,134	463,237
		796,618
IT Services — 7.3%
Cognizant Technology Solutions Corp. - Class A	8,355	539,566
Gartner, Inc. (a)	1,074	212,770
GoDaddy, Inc. - Class A (a)	1,984	194,194
Kyndryl Holdings, Inc. (a)	3,539	47,599
MongoDB, Inc. (a)	1,272	576,687
Okta, Inc. (a)	2,589	448,001
Twilio, Inc. - Class A (a)	2,261	532,759
		2,551,576
Leisure Products — 0.6%
Hasbro, Inc.	2,242	210,972

Life Sciences Tools & Services — 2.5%
Illumina, Inc. (a)	2,202	470,414
Lifecore Biomedical, Inc. (a)	596	2,658
Medpace Holdings, Inc. (a)	408	242,348
Life Sciences Tools & Services — 2.5% (Continued)
Repligen Corp. (a)	842	$152,385
		867,805
Machinery — 2.2%
Blue Bird Corp. (a)	471	27,389
Middleby Corp. (a)	695	77,034
Midera Food Processing, Inc. (a)	695	32,581
Mueller Industries, Inc.	3,942	246,020
RBC Bearings, Inc. (a)	482	238,233
Tennant Co.	276	19,210
Toro Co.	1,411	138,010
		778,477
Media — 0.7%
Boston Omaha Corp. - Class A (a)	489	6,743
Magnite, Inc. (a)	2,200	51,678
New York Times Co. - Class A	2,659	178,871
PubMatic, Inc. - Class A (a)	690	11,475
Trade Desk, Inc. - Class A (a)	1,091	14,968
		263,735
Metals & Mining — 0.5%
MP Materials Corp. (a)	2,922	159,980

Oil, Gas & Consumable Fuels — 1.5%
EQT Corp.	9,810	531,506
Vitesse Energy, Inc.	665	11,631
		543,137
Passenger Airlines — 0.2%
Alaska Air Group, Inc. (a)	1,635	67,575

Personal Care Products — 0.3%
elf Beauty, Inc. (a)	888	96,836

Pharmaceuticals — 0.6%
Axsome Therapeutics, Inc. (a)	830	164,772
Nektar Therapeutics (a)	512	36,546
		201,318

The accompanying notes are an integral part of these financial statements.
16

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

AUGUST 31, 2026

	Shares	Value
Professional Services — 1.4%
Paycom Software, Inc.	747	$178,608
SS&C Technologies Holdings, Inc.	3,998	331,714
		510,322
Real Estate Management & Development — 0.7%
CoStar Group, Inc. (a)	6,828	218,974
Zillow Group, Inc. - Class C (a)	521	18,214
		237,188
Residential REITs — 0.7%
Invitation Homes, Inc.	8,999	262,231

Semiconductors & Semiconductor Equipment — 2.4%
Cirrus Logic, Inc. (a)	847	92,755
Enphase Energy, Inc. (a)	661	24,073
First Solar, Inc. (a)	1,772	357,767
Impinj, Inc. (a)	452	78,793
SiTime Corp. (a)	426	240,869
Universal Display Corp.	767	63,791
		858,048
Software — 15.0%
Appfolio, Inc. - Class A (a)	540	126,473
Appian Corp. - Class A (a)	1,060	45,527
Blackbaud, Inc. (a)	706	33,930
BlackLine, Inc. (a)	905	30,064
Box, Inc. - Class A (a)	2,101	75,174
Braze, Inc. - Class A (a)	1,724	58,685
Docusign, Inc. (a)	3,050	202,124
Fair Isaac Corp. (a)	353	404,965
Figma, Inc. - Class A (a)	9,243	254,090
Gitlab, Inc. - Class A (a)	2,517	117,141
HubSpot, Inc. (a)	621	162,305
Life360, Inc. (a)	1,797	77,020
Manhattan Associates, Inc. (a)	929	207,344
Nutanix, Inc. - Class A (a)	4,108	281,686
Q2 Holdings, Inc. (a)	960	62,438
Rubrik, Inc. - Class A (a)	3,054	284,144
Samsara, Inc. - Class A (a)	9,444	385,787
ServiceTitan, Inc. - Class A (a)	1,459	143,040
Tyler Technologies, Inc. (a)	660	245,665
Software — 15.0% (Continued)
Unity Software, Inc. (a)	6,848	$288,301
Varonis Systems, Inc. (a)	1,648	72,133
Workday, Inc. - Class A (a)	3,920	774,004
Zoom Communications, Inc. - Class A (a)	4,665	451,012
Zscaler, Inc. (a)	2,466	464,557
		5,247,609
Specialty Retail — 5.7%
Camping World Holdings, Inc. - Class A	952	6,150
CarMax, Inc. (a)	2,219	136,091
Chewy, Inc. - Class A (a)	6,159	146,584
Five Below, Inc. (a)	944	233,017
RH (a)	281	41,911
Stitch Fix, Inc. - Class A (a)	2,070	6,562
Tractor Supply Co.	8,046	280,805
Ulta Beauty, Inc. (a)	699	375,433
Urban Outfitters, Inc. (a)	1,439	116,113
Warby Parker, Inc. - Class A (a)	1,803	44,354
Wayfair, Inc. - Class A (a)	2,000	198,540
Williams-Sonoma, Inc.	1,804	411,763
		1,997,323
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc. (a)	848	102,082
Figs, Inc. - Class A (a)	2,749	42,170
Under Armour, Inc. - Class A (a)	6,486	32,689
		176,941
Trading Companies & Distributors — 2.1%
QXO, Inc. (a)	20,662	274,391
Watsco, Inc.	614	190,229
WESCO International, Inc.	789	268,576
		733,196

The accompanying notes are an integral part of these financial statements.
17

MOTLEY FOOL next index ETF

Schedule of Investments (Concluded)

AUGUST 31, 2026

	Shares	Value
Transportation Infrastructure — 0.0% (b)
Sky Harbour Group Corp. (a)	530	$5,586
TOTAL COMMON STOCKS (Cost $29,773,379)		34,900,229

TOTAL INVESTMENTS — 99.6% (Cost $29,773,379)		34,900,229
Other Assets in Excess of Liabilities — 0.4%		149,250
TOTAL NET ASSETS — 100.0%		$35,049,479

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
18

Motley Fool Innovative Growth Factor ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 0.8%
Hexcel Corp.	192	$17,793
Rocket Lab Corp. (a)	1,170	74,786
		92,579
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. (a)	238	11,360

Biotechnology — 6.9%
Alnylam Pharmaceuticals, Inc. (a)	588	141,526
Ardelyx, Inc. (a)	899	3,398
Bridgebio Pharma, Inc. (a)	608	46,567
Cullinan Therapeutics, Inc. (a)	332	7,327
Exelixis, Inc. (a)	1,292	70,595
Gilead Sciences, Inc.	2,786	407,703
Iovance Biotherapeutics, Inc. (a)	2,571	21,005
Krystal Biotech, Inc. (a)	98	35,217
Neurocrine Biosciences, Inc. (a)	257	39,586
TG Therapeutics, Inc. (a)	288	15,639
Viking Therapeutics, Inc. (a)	685	22,454
		811,017
Broadline Retail — 1.2%
eBay, Inc.	1,143	118,369
Etsy, Inc. (a)	246	20,007
		138,376
Commercial Services & Supplies — 0.1%
MSA Safety, Inc.	76	14,194

Construction & Engineering — 1.4%
Comfort Systems USA, Inc.	86	132,923
Sterling Infrastructure, Inc. (a)	72	33,845
		166,768
Consumer Staples Distribution & Retail — 1.1%
Maplebear, Inc. (a)	997	50,369
Sysco Corp.	976	79,134
		129,503
Diversified Telecommunication Services — 0.0% (b)
Bandwidth, Inc. - Class A (a)	89	4,310

Electric Utilities — 2.0%
Constellation Energy Corp.	866	$237,951

Electronic Equipment, Instruments & Components — 0.3%
Aeva Technologies, Inc. (a)	176	2,756
Cognex Corp.	486	29,627
		32,383
Entertainment — 5.6%
Netflix, Inc. (a)	7,197	583,317
ROBLOX Corp. - Class A (a)	1,788	73,826
		657,143
Financial Services — 0.5%
Toast, Inc. - Class A (a)	1,732	59,044

Ground Transportation — 3.6%
Landstar System, Inc.	67	12,102
Uber Technologies, Inc. (a)	5,484	414,865
		426,967
Health Care Equipment & Supplies — 4.1%
ClearPoint Neuro, Inc. (a)	67	1,014
DexCom, Inc. (a)	940	85,597
IDEXX Laboratories, Inc. (a)	153	85,174
Insulet Corp. (a)	117	17,393
Intuitive Surgical, Inc. (a)	779	293,574
iRadimed Corp.	24	2,073
		484,825
Health Care Providers & Services — 0.8%
Guardant Health, Inc. (a)	579	92,073

Hotels, Restaurants & Leisure — 6.7%
Airbnb, Inc. - Class A (a)	1,583	290,038
Lindblad Expeditions Holdings, Inc. (a)	193	5,126
Marriott International, Inc. - Class A	576	196,854
Starbucks Corp.	2,441	259,356
Texas Roadhouse, Inc.	182	35,599
		786,973
Household Products — 0.0% (b)
Spectrum Brands Holdings, Inc.	50	4,315

The accompanying notes are an integral part of these financial statements.
19

Motley Fool Innovative Growth Factor ETF

Schedule of Investments (Continued)

AUGUST 31, 2026

	Shares	Value
Insurance — 0.1%
Lemonade, Inc. (a)	171	$8,931
Root, Inc. (a)	45	2,497
		11,428
Interactive Media & Services — 10.3%
Alphabet, Inc. - Class C	1,524	511,165
Match Group, Inc.	678	27,561
Meta Platforms, Inc. - Class A	976	558,604
Pinterest, Inc. - Class A (a)	1,831	39,751
Reddit, Inc. - Class A (a)	465	68,731
		1,205,812
IT Services — 6.4%
GoDaddy, Inc. - Class A (a)	303	29,658
MongoDB, Inc. (a)	259	117,423
Snowflake, Inc. - Class A (a)	1,526	505,762
Twilio, Inc. - Class A (a)	410	96,608
		749,451
Life Sciences Tools & Services — 0.8%
Illumina, Inc. (a)	415	88,656

Machinery — 0.5%
Mueller Industries, Inc.	510	31,829
Tennant Co.	40	2,784
Toro Co.	215	21,029
		55,642
Media — 0.2%
New York Times Co. - Class A	367	24,688

Oil, Gas & Consumable Fuels — 0.8%
EQT Corp.	1,678	90,914

Personal Care Products — 0.1%
elf Beauty, Inc. (a)	158	17,230

Pharmaceuticals — 2.8%
Axsome Therapeutics, Inc. (a)	157	31,167
Bristol-Myers Squibb Co.	4,406	294,365
		325,532
Professional Services — 0.2%
Paycom Software, Inc.	99	23,671

Real Estate Management & Development — 0.2%
Howard Hughes Holdings, Inc. (a)	153	$9,812
Zillow Group, Inc. - Class C (a)	401	14,019
		23,831
Semiconductors & Semiconductor Equipment — 9.7%
Astera Labs, Inc. (a)	540	160,369
Cirrus Logic, Inc. (a)	99	10,842
Impinj, Inc. (a)	76	13,248
Lam Research Corp.	1,283	386,812
NVIDIA Corp.	2,546	562,106
		1,133,377
Software — 23.0%
Adobe Systems, Inc. (a)	1,411	413,127
Appfolio, Inc. - Class A (a)	166	38,879
Appian Corp. - Class A (a)	386	16,579
Autodesk, Inc. (a)	458	118,407
BlackLine, Inc. (a)	132	4,385
Box, Inc. - Class A (a)	469	16,781
Braze, Inc. - Class A (a)	220	7,489
Crowdstrike Holdings, Inc. - Class A (a)	2,316	534,996
Datadog, Inc. - Class A (a)	1,281	303,648
Docusign, Inc. (a)	537	35,587
Fair Isaac Corp. (a)	83	95,218
Fortinet, Inc. (a)	1,771	302,717
Gitlab, Inc. - Class A (a)	490	22,805
HubSpot, Inc. (a)	199	52,011
Manhattan Associates, Inc. (a)	171	38,166
Nutanix, Inc. - Class A (a)	903	61,919
Samsara, Inc. - Class A (a)	1,778	72,631
ServiceNow, Inc. (a)	2,154	318,770
Unity Software, Inc. (a)	924	38,900
Varonis Systems, Inc. (a)	282	12,343
Workday, Inc. - Class A (a)	623	123,011
Zscaler, Inc. (a)	396	74,600
		2,702,969
Specialty Retail — 4.4%
Stitch Fix, Inc. - Class A (a)	327	1,037
TJX Cos., Inc.	2,416	323,527
Ulta Beauty, Inc. (a)	87	46,728

The accompanying notes are an integral part of these financial statements.
20

Motley Fool Innovative Growth Factor ETF

Schedule of Investments (Concluded)

AUGUST 31, 2026

	Shares	Value
Specialty Retail — 4.4% (Continued)
Urban Outfitters, Inc. (a)	195	$15,734
Wayfair, Inc. - Class A (a)	439	43,579
Williams-Sonoma, Inc.	364	83,083
		513,688
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	1,771	561,141
TOTAL COMMON STOCKS (Cost $10,551,397)		11,677,811

TOTAL INVESTMENTS — 99.5% (Cost $10,551,397)		11,677,811
Other Assets in Excess of Liabilities — 0.5%		55,395
TOTAL NET ASSETS — 100.0%		$11,733,206

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
21

Motley Fool Momentum Factor ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace & Defense — 4.3%
Howmet Aerospace, Inc.	1,117	$273,609
Moog, Inc. - Class A	99	36,778
Rocket Lab Corp. (a)	3,792	242,385
		552,772
Air Freight & Logistics — 2.1%
FedEx Corp.	826	270,432

Automobile Components — 0.4%
BorgWarner, Inc.	634	40,677
Phinia, Inc.	92	6,297
		46,974
Beverages — 1.6%
Monster Beverage Corp. (a)	4,350	199,752

Biotechnology — 1.4%
AnaptysBio, Inc. (a)	263	14,999
Bridgebio Pharma, Inc. (a)	581	44,498
Exelixis, Inc. (a)	481	26,282
Krystal Biotech, Inc. (a)	114	40,967
Kymera Therapeutics, Inc. (a)	337	40,039
TG Therapeutics, Inc. (a)	237	12,869
		179,654
Broadline Retail — 0.8%
eBay, Inc.	982	101,696

Capital Markets — 6.5%
Affiliated Managers Group, Inc.	68	25,037
Cboe Global Markets, Inc.	187	56,138
Goldman Sachs Group, Inc.	640	656,576
Interactive Brokers Group, Inc. - Class A	1,046	101,765
		839,516
Chemicals — 0.2%
Perimeter Solutions, Inc. (a)	825	25,162

Commercial Services & Supplies — 0.0% (b)
Healthcare Services Group, Inc. (a)	167	3,672

Construction & Engineering — 7.2%
Comfort Systems USA, Inc.	337	$520,874
EMCOR Group, Inc.	156	114,588
IES Holdings, Inc. (a)	234	70,902
MasTec, Inc. (a)	452	108,381
Solv Energy, Inc. - Class A (a)	218	5,563
Sterling Infrastructure, Inc. (a)	224	105,296
		925,604
Consumer Finance — 0.1%
Bread Financial Holdings, Inc.	119	12,432

Consumer Staples Distribution & Retail — 0.8%
Casey’s General Stores, Inc.	123	92,522
United Natural Foods, Inc. (a)	278	12,193
		104,715
Diversified Telecommunication Services — 0.1%
Bandwidth, Inc. - Class A (a)	160	7,749

Electronic Equipment, Instruments & Components — 8.0%
Aeva Technologies, Inc. (a)	277	4,338
Cognex Corp.	816	49,743
Coherent Corp. (a)	1,627	452,029
Corning, Inc.	3,387	503,749
IPG Photonics Corp. (a)	184	13,999
		1,023,858
Food Products — 0.2%
Darling Ingredients, Inc. (a)	459	30,418

Ground Transportation — 0.7%
Landstar System, Inc.	68	12,283
RXO, Inc. (a)	315	6,694
XPO, Inc. (a)	377	73,134
		92,111
Health Care Providers & Services — 3.5%
CVS Health Corp.	3,482	326,995
Guardant Health, Inc. (a)	770	122,445
		449,440
Health Care REITs — 0.8%
Ventas, Inc.	1,099	100,196

The accompanying notes are an integral part of these financial statements.
22

Motley Fool Momentum Factor ETF

Schedule of Investments (Concluded)

AUGUST 31, 2026

	Shares	Value
Hotels, Restaurants & Leisure — 1.5%
Lindblad Expeditions Holdings, Inc. (a)	184	$4,887
Marriott International, Inc. - Class A	555	189,677
		194,564
Interactive Media & Services — 5.2%
Alphabet, Inc. - Class C	1,997	669,814

IT Services — 2.0%
Cloudflare, Inc. - Class A (a)	549	167,505
Twilio, Inc. - Class A (a)	401	94,488
		261,993
Machinery — 3.5%
Blue Bird Corp. (a)	71	4,129
Cummins, Inc.	633	357,265
Mueller Industries, Inc.	598	37,321
RBC Bearings, Inc. (a)	99	48,932
		447,647
Media — 1.2%
AppLovin Corp. - Class A (a)	494	154,158

Metals & Mining — 0.2%
Compass Minerals International, Inc. (a)	145	3,605
MP Materials Corp. (a)	347	18,998
		22,603
Oil, Gas & Consumable Fuels — 6.4%
ExxonMobil Holdings Corp.	5,111	822,615

Pharmaceuticals — 0.4%
Axsome Therapeutics, Inc. (a)	259	51,417

Professional Services — 0.2%
UL Solutions, Inc.	385	28,690

Semiconductors & Semiconductor Equipment — 30.1% (c)
Advanced Micro Devices, Inc. (a)	1,280	602,522
Astera Labs, Inc. (a)	1,013	300,841
Broadcom, Inc.	1,799	666,242
Cirrus Logic, Inc. (a)	205	22,449
Semiconductors & Semiconductor Equipment — 30.1% (c) (Continued)
Intel Corp. (a)	5,127	$458,918
Lam Research Corp.	1,784	537,858
Monolithic Power Systems, Inc.	314	398,080
NVIDIA Corp.	3,413	753,522
SiTime Corp. (a)	244	137,962
		3,878,394
Software — 9.9%
Crowdstrike Holdings, Inc. - Class A (a)	1,828	422,268
Datadog, Inc. - Class A (a)	674	159,765
Fortinet, Inc. (a)	1,247	213,150
Palo Alto Networks, Inc. (a)	1,259	481,101
		1,276,284
Specialty Retail — 0.3%
Five Below, Inc. (a)	173	42,703

Textiles, Apparel & Luxury Goods — 0.1%
Figs, Inc. - Class A (a)	465	7,134
TOTAL COMMON STOCKS (Cost $12,940,669)		12,824,169

TOTAL INVESTMENTS — 99.7% (Cost $12,940,669)		12,824,169
Other Assets in Excess of Liabilities — 0.3%		38,691
TOTAL NET ASSETS — 100.0%		$12,862,860

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of these financial statements.
23

Motley Fool Value Factor ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace & Defense — 0.4%
Textron, Inc.	380	$30,613

Air Freight & Logistics — 3.1%
FedEx Corp.	704	230,490

Automobile Components — 0.6%
BorgWarner, Inc.	507	32,529
Phinia, Inc.	114	7,802
		40,331
Banks — 0.2%
Axos Financial, Inc. (a)	120	11,615

Biotechnology — 1.8%
Biogen, Inc. (a)	361	78,211
BioMarin Pharmaceutical, Inc. (a)	337	21,982
Emergent BioSolutions, Inc. (a)	111	677
Exelixis, Inc. (a)	605	33,057
		133,927
Broadline Retail — 2.5%
Coupang, Inc. (a)	4,737	76,076
eBay, Inc.	848	87,819
Etsy, Inc. (a)	152	12,362
Ollie’s Bargain Outlet Holdings, Inc. (a)	126	9,503
		185,760
Capital Markets — 0.7%
Affiliated Managers Group, Inc.	40	14,728
Donnelley Financial Solutions, Inc. (a)	101	4,878
FactSet Research Systems, Inc.	58	18,186
Houlihan Lokey, Inc.	118	15,728
		53,520
Commercial Services & Supplies — 0.0% (b)
Healthcare Services Group, Inc. (a)	134	2,947

Consumer Finance — 5.0%
Bread Financial Holdings, Inc.	253	26,431
Capital One Financial Corp.	1,504	322,623
Consumer Finance — 5.0% (Continued)
Nelnet, Inc. - Class A	142	$17,788
		366,842
Consumer Staples Distribution & Retail — 2.2%
Maplebear, Inc. (a)	1,060	53,551
Sysco Corp.	1,160	94,053
United Natural Foods, Inc. (a)	300	13,158
		160,762
Distributors — 0.5%
LKQ Corp.	1,473	36,972

Entertainment — 4.3%
Walt Disney Co.	2,936	315,767

Financial Services — 4.7%
Block, Inc. (a)	1,363	111,793
Euronet Worldwide, Inc. (a)	169	11,747
PayPal Holdings, Inc.	4,243	223,458
		346,998
Food Products — 0.8%
Darling Ingredients, Inc. (a)	273	18,092
Freshpet, Inc. (a)	101	7,056
McCormick & Co., Inc.	515	27,923
Vital Farms, Inc. (a)	192	2,050
		55,121
Health Care Equipment & Supplies — 1.9%
Align Technology, Inc. (a)	166	26,525
Globus Medical, Inc. - Class A (a)	263	21,400
Insulet Corp. (a)	184	27,354
Solventum Corp. (a)	671	61,101
		136,380
Health Care Providers & Services — 7.1%
CVS Health Corp.	3,019	283,514
HCA Healthcare, Inc.	555	230,020
Progyny, Inc. (a)	175	4,478
		518,012
Health Care Technology — 0.2%
Doximity, Inc. - Class A (a)	478	12,767

The accompanying notes are an integral part of these financial statements.
24

Motley Fool Value Factor ETF

Schedule of Investments (Continued)

AUGUST 31, 2026

	Shares	Value
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	1,261	$251,053
Vail Resorts, Inc.	66	9,036
		260,089
Household Durables — 0.7%
Meritage Homes Corp.	170	11,803
NVR, Inc. (a)	6	37,892
		49,695
Household Products — 0.1%
Spectrum Brands Holdings, Inc.	124	10,702

Insurance — 3.9%
CNA Financial Corp.	1,017	49,396
Progressive Corp.	1,032	225,058
Root, Inc. (a)	66	3,662
Trupanion, Inc. (a)	131	3,819
		281,935
Interactive Media & Services — 1.1%
Match Group, Inc.	573	23,292
Pinterest, Inc. - Class A (a)	2,595	56,338
		79,630
IT Services — 2.9%
Cognizant Technology Solutions Corp. - Class A	1,955	126,254
Gartner, Inc. (a)	279	55,273
GoDaddy, Inc. - Class A (a)	329	32,202
		213,729
Leisure Products — 0.3%
Hasbro, Inc.	266	25,031

Machinery — 0.5%
Middleby Corp. (a)	99	10,973
Midera Food Processing, Inc. (a)	127	5,954
Tennant Co.	51	3,550
Toro Co.	167	16,334
		36,811
Media — 0.3%
Boston Omaha Corp. - Class A (a)	63	869
PubMatic, Inc. - Class A (a)	236	3,924
Trade Desk, Inc. - Class A (a)	1,093	14,996
		19,789
Metals & Mining — 0.0% (b)
Compass Minerals International, Inc. (a)	129	$3,207

Oil, Gas & Consumable Fuels — 11.4%
Chevron Corp.	1,749	360,539
EQT Corp.	2,070	112,153
ExxonMobil Holdings Corp.	2,209	355,538
Vitesse Energy, Inc.	186	3,253
		831,483
Passenger Airlines — 0.3%
Alaska Air Group, Inc. (a)	460	19,012

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	5,384	359,705

Professional Services — 0.7%
Paycom Software, Inc.	199	47,581

Real Estate Management & Development — 0.8%
CoStar Group, Inc. (a)	1,080	34,636
Zillow Group, Inc. - Class C (a)	637	22,269
		56,905
Residential REITs — 0.5%
Invitation Homes, Inc.	1,226	35,726

Semiconductors & Semiconductor Equipment — 0.1%
Universal Display Corp.	81	6,737

Software — 20.7%
Adobe Systems, Inc. (a)	1,163	340,515
Appian Corp. - Class A (a)	206	8,848
BlackLine, Inc. (a)	125	4,152
Box, Inc. - Class A (a)	495	17,711
Braze, Inc. - Class A (a)	226	7,693
Docusign, Inc. (a)	770	51,028
Gitlab, Inc. - Class A (a)	330	15,358
HubSpot, Inc. (a)	205	53,579
Intuit, Inc.	678	243,605
Salesforce, Inc.	2,014	518,686
Varonis Systems, Inc. (a)	181	7,922

The accompanying notes are an integral part of these financial statements.
25

Motley Fool Value Factor ETF

Schedule of Investments (Concluded)

AUGUST 31, 2026

	Shares	Value
Software — 20.7% (Continued)
Workday, Inc. - Class A (a)	904	$178,495
Zoom Communications, Inc. - Class A (a)	720	69,610
		1,517,202
Specialty Retail — 3.8%
CarMax, Inc. (a)	650	39,864
Chewy, Inc. - Class A (a)	1,240	29,512
RH (a)	61	9,098
Stitch Fix, Inc. - Class A (a)	394	1,249
Tractor Supply Co.	1,187	41,426
Ulta Beauty, Inc. (a)	102	54,784
Urban Outfitters, Inc. (a)	298	24,046
Wayfair, Inc. - Class A (a)	358	35,539
Williams-Sonoma, Inc.	179	40,857
		276,375
Textiles, Apparel & Luxury Goods — 2.3%
Crocs, Inc. (a)	168	20,224
Figs, Inc. - Class A (a)	319	4,894
NIKE, Inc. - Class B	3,738	146,006
		171,124
Wireless Telecommunication Services — 4.1%
T-Mobile US, Inc.	1,678	302,778
TOTAL COMMON STOCKS (Cost $6,656,074)		7,244,070

TOTAL INVESTMENTS — 99.0% (Cost $6,656,074)		7,244,070
Other Assets in Excess of Liabilities — 1.0%		75,120
TOTAL NET ASSETS — 100.0%		$7,319,190

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.
26

Motley Fool ETFs

Statements of Assets and Liabilities

AUGUST 31, 2026

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF	Motley Fool Capital Efficiency 100 Index ETF
ASSETS:
Investments, at value	$361,306,217	$125,820,080	$2,118,288,967	$59,601,079	$78,239,718
Cash and cash equivalents	12,600,175	4,836,703	2,759,324	3,696,778	161,137
Receivable for investments sold	2,001,465	—	1,931,006	838,523	—
Dividends receivable	333,544	51,977	1,245,456	11,868	31,573
Dividend tax reclaims receivable	53,469	—	—	—	—
Interest receivable	35,719	9,306	11,708	10,685	292
Foreign currency, at value	3,781	—	—	—	—
Securities lending income receivable	3,583	1,727	1,861	1,129	—
Prepaid expenses and other assets	185	—	—	—	—
Total assets	376,338,138	130,719,793	2,124,238,322	64,160,062	78,432,720

LIABILITIES:
Payable upon return of securities loaned	21,423,641	11,407,499	33,021,525	5,863,757	—
Payable for fund shares redeemed	2,360,408	—	1,985,117	896,202	—
Payable to Adviser	259,082	85,625	888,829	42,925	33,566
Total liabilities	24,043,131	11,493,124	35,895,471	6,802,884	33,566
NET ASSETS	$352,295,007	$119,226,669	$2,088,342,851	$57,357,178	$78,399,154

NET ASSETS CONSIST OF:
Paid-in capital	$203,411,041	$94,833,808	$1,496,818,211	$70,801,818	$71,186,244
Total distributable earnings/(accumulated losses)	148,883,966	24,392,861	591,524,640	(13,444,640)	7,212,910
Total net assets	$352,295,007	$119,226,669	$2,088,342,851	$57,357,178	$78,399,154

Net assets	$352,295,007	$119,226,669	$2,088,342,851	$57,357,178	$78,399,154
Shares issued and outstanding (100,000,000, 100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001, $0.001, $0.001 and $0.001 par value)	11,193,873	5,117,511	26,300,000	1,600,000	2,525,000
Net asset value per share	$31.47	$23.30	$79.40	$35.85	$31.05

COST:
Investments, at cost	$195,719,373	$94,015,089	$1,493,576,099	$55,487,718	$68,497,404
Foreign currency, at cost	$3,730	$—	$—	$—	$—

LOANED SECURITIES:
at value (included in investments)	$20,841,301	$10,925,147	$31,992,886	$5,608,020	$—

The accompanying notes are an integral part of these financial statements.
27

Motley Fool ETFs

Statements of Assets and Liabilities (CONCLUDED)

August 31, 2026

	Motley Fool Next Index ETF	Motley Fool Innovative Growth Factor ETF	Motley Fool Momentum Factor ETF	Motley Fool Value Factor ETF
ASSETS:
Investments, at value	$34,900,229	$11,677,811	$12,824,169	$7,244,070
Cash and cash equivalents	147,826	57,463	35,333	67,443
Dividends receivable	15,511	2,681	9,133	10,515
Interest receivable	598	150	260	211
Total assets	35,064,164	11,738,105	12,868,895	7,322,239

LIABILITIES:
Payable to Adviser	14,685	4,899	6,035	3,049
Total liabilities	14,685	4,899	6,035	3,049
NET ASSETS	$35,049,479	$11,733,206	$12,862,860	$7,319,190

NET ASSETS CONSIST OF:
Paid-in capital	$33,460,386	$10,658,247	$13,380,636	$6,664,777
Total distributable earnings/(accumulated losses)	1,589,093	1,074,959	(517,776)	654,413
Total net assets	$35,049,479	$11,733,206	$12,862,860	$7,319,190

Net assets	$35,049,479	$11,733,206	$12,862,860	$7,319,190
Shares issued and outstanding (100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001, $0.001 and $0.001 par value)	1,425,000	540,000	580,000	320,000
Net asset value per share	$24.60	$21.73	$22.18	$22.87

COST:
Investments, at cost	$29,773,379	$10,551,397	$12,940,669	$6,656,074

The accompanying notes are an integral part of these financial statements.
28

Motley Fool ETFs

Statements of Operations

FOR THE YEAR ENDED AUGUST 31, 2026

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF	Motley Fool Capital Efficiency 100 Index ETF
INVESTMENT INCOME:
Dividend income	$4,367,841	$318,504	$13,336,603	$250,681	$584,029
Less: dividend withholding taxes	(331,584)	—	—	—	—
Interest income	223,612	76,310	118,961	47,763	4,658
Securities lending income	40,187	33,931	23,560	19,953	—
Total investment income	4,300,056	428,745	13,479,124	318,397	588,687

EXPENSES:
Investment advisory fee	3,115,011	1,138,656	9,600,245	565,291	451,830
Total expenses	3,115,011	1,138,656	9,600,245	565,291	451,830
NET INVESTMENT INCOME/(LOSS)	1,185,045	(709,911)	3,878,879	(246,894)	136,857

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,329,664)	(5,916,687)	(20,235,203)	(1,129,267)	(1,823,907)
In-kind redemptions	25,455,728	22,155,244	256,135,979	4,748,514	11,213,930
Securities sold short	(48)	—	—	—	—
Other investments	45,211	—	—	—	—
Foreign currency transactions	(16,197)	—	—	—	—
Net realized gain (loss)	18,155,030	16,238,557	235,900,776	3,619,247	9,390,023
Net change in unrealized appreciation (depreciation) on:
Investments	(9,122,038)	(34,301,199)	79,732,100	(4,387,802)	(2,214,593)
Foreign currency translation	(176)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(9,122,214)	(34,301,199)	79,732,100	(4,387,802)	(2,214,593)
Net realized and unrealized gain (loss)	9,032,816	(18,062,642)	315,632,876	(768,555)	7,175,430
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,217,861	$(18,772,553)	$319,511,755	$(1,015,449)	$7,312,287

The accompanying notes are an integral part of these financial statements.
29

Motley Fool ETFs

Statements of Operations (CONCLUDED)

FOR THE YEAR ENDED AUGUST 31, 2026

	Motley Fool Next Index ETF	Motley Fool Innovative Growth Factor ETF(a)	Motley Fool Momentum Factor ETF(a)	Motley Fool Value Factor ETF(a)
INVESTMENT INCOME:
Dividend income	$186,026	$30,043	$42,333	$68,895
Interest income	6,052	967	1,414	1,046
Total investment income	192,078	31,010	43,747	69,941

EXPENSES:
Investment advisory fee	163,915	28,610	28,706	20,959
Total expenses	163,915	28,610	28,706	20,959
NET INVESTMENT INCOME	28,163	2,400	15,041	48,982

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,978,282)	(53,855)	(422,808)	(16,796)
In-kind redemptions	5,154,806	96,431	832,408	139,588
Other investments	—	—	604	25,674
Net realized gain (loss)	3,176,524	42,576	410,204	148,466
Net change in unrealized appreciation (depreciation) on:
Investments	1,443,810	1,126,414	(116,500)	587,996
Net change in unrealized appreciation (depreciation)	1,443,810	1,126,414	(116,500)	587,996
Net realized and unrealized gain (loss)	4,620,334	1,168,990	293,704	736,462
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,648,497	$1,171,390	$308,745	$785,444

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.
30

MOTLEY FOOL Global Opportunities ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$1,185,045	$6,980,025
Net realized gain (loss)	18,155,030	28,366,413
Net change in unrealized appreciation (depreciation)	(9,122,214)	8,447,545
Net increase (decrease) in net assets from operations	10,217,861	43,793,983

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,011,696)	(54,078,022)
Total distributions to shareholders	(1,011,696)	(54,078,022)

CAPITAL TRANSACTIONS:
Shares sold	—	35,624,727
Shares redeemed	(58,284,765)	(64,429,553)
Net increase (decrease) in net assets from capital transactions	(58,284,765)	(28,804,826)

NET INCREASE (DECREASE) IN NET ASSETS	(49,078,600)	(39,088,865)

NET ASSETS:
Beginning of the year	401,373,607	440,462,472
End of the year	$352,295,007	$401,373,607

SHARES TRANSACTIONS
Shares sold	—	1,150,000
Shares redeemed	(1,925,000)	(2,075,000)
Total increase (decrease) in shares outstanding	(1,925,000)	(925,000)

The accompanying notes are an integral part of these financial statements.
31

MOTLEY FOOL Mid-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$(709,911)	$(109,000)
Net realized gain (loss)	16,238,557	19,096,795
Net change in unrealized appreciation (depreciation)	(34,301,199)	(7,224,956)
Net increase (decrease) in net assets from operations	(18,772,553)	11,762,839

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(91,578)	(28,997,279)
Total distributions to shareholders	(91,578)	(28,997,279)

CAPITAL TRANSACTIONS:
Shares sold	11,931,732	28,015,973
Shares redeemed	(48,336,102)	(39,425,335)
Net increase (decrease) in net assets from capital transactions	(36,404,370)	(11,409,362)

NET INCREASE (DECREASE) IN NET ASSETS	(55,268,501)	(28,643,802)

NET ASSETS:
Beginning of the year	174,495,170	203,138,972
End of the year	$119,226,669	$174,495,170

SHARES TRANSACTIONS
Shares sold	525,000	1,025,000
Shares redeemed	(2,125,000)	(1,425,000)
Total increase (decrease) in shares outstanding	(1,600,000)	(400,000)

The accompanying notes are an integral part of these financial statements.
32

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$3,878,879	$2,234,779
Net realized gain (loss)	235,900,776	62,318,933
Net change in unrealized appreciation (depreciation)	79,732,100	202,512,458
Net increase (decrease) in net assets from operations	319,511,755	267,066,170

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,692,754)	(4,844,626)
Total distributions to shareholders	(2,692,754)	(4,844,626)

CAPITAL TRANSACTIONS:
Shares sold	553,314,457	519,253,178
Shares redeemed	(423,606,897)	(109,543,270)
Net increase (decrease) in net assets from capital transactions	129,707,560	409,709,908

NET INCREASE (DECREASE) IN NET ASSETS	446,526,561	671,931,452

NET ASSETS:
Beginning of the year	1,641,816,290	969,884,838
End of the year	$2,088,342,851	$1,641,816,290

SHARES TRANSACTIONS
Shares sold	7,725,000	8,675,000
Shares redeemed	(5,850,000)	(1,875,000)
Total increase (decrease) in shares outstanding	1,875,000	6,800,000

The accompanying notes are an integral part of these financial statements.
33

Motley Fool Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$(246,894)	$24,052
Net realized gain (loss)	3,619,247	6,924,943
Net change in unrealized appreciation (depreciation)	(4,387,802)	(1,067,365)
Net increase (decrease) in net assets from operations	(1,015,449)	5,881,630

CAPITAL TRANSACTIONS:
Shares sold	—	16,235,780
Shares redeemed	(20,714,990)	(21,278,473)
Net increase (decrease) in net assets from capital transactions	(20,714,990)	(5,042,693)

NET INCREASE (DECREASE) IN NET ASSETS	(21,730,439)	838,937

NET ASSETS:
Beginning of the year	79,087,617	78,248,680
End of the year	$57,357,178	$79,087,617

SHARES TRANSACTIONS
Shares sold	—	425,000
Shares redeemed	(600,000)	(625,000)
Total increase (decrease) in shares outstanding	(600,000)	(200,000)

The accompanying notes are an integral part of these financial statements.
34

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$136,857	$172,024
Net realized gain (loss)	9,390,023	6,390,434
Net change in unrealized appreciation (depreciation)	(2,214,593)	1,735,080
Net increase (decrease) in net assets from operations	7,312,287	8,297,538

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(310,016)	(300,784)
Total distributions to shareholders	(310,016)	(300,784)

CAPITAL TRANSACTIONS:
Shares sold	5,162,490	66,243,602
Shares redeemed	(37,170,520)	(18,161,781)
Net increase (decrease) in net assets from capital transactions	(32,008,030)	48,081,821

NET INCREASE (DECREASE) IN NET ASSETS	(25,005,759)	56,078,575

NET ASSETS:
Beginning of the year	103,404,913	47,326,338
End of the year	$78,399,154	$103,404,913

SHARES TRANSACTIONS
Shares sold	175,000	2,450,000
Shares redeemed	(1,275,000)	(675,000)
Total increase (decrease) in shares outstanding	(1,100,000)	1,775,000

The accompanying notes are an integral part of these financial statements.
35

MOTLEY FOOL NEXT INDEX ETF

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$28,163	$11,908
Net realized gain (loss)	3,176,524	451,913
Net change in unrealized appreciation (depreciation)	1,443,810	3,881,478
Net increase (decrease) in net assets from operations	4,648,497	4,345,299

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,941)	(18,172)
Total distributions to shareholders	(16,941)	(18,172)

CAPITAL TRANSACTIONS:
Shares sold	8,401,950	7,143,650
Shares redeemed	(11,186,072)	(2,783,303)
Net increase (decrease) in net assets from capital transactions	(2,784,122)	4,360,347

NET INCREASE (DECREASE) IN NET ASSETS	1,847,434	8,687,474

NET ASSETS:
Beginning of the year	33,202,045	24,514,571
End of the year	$35,049,479	$33,202,045

SHARES TRANSACTIONS
Shares sold	400,000	350,000
Shares redeemed	(525,000)	(150,000)
Total increase (decrease) in shares outstanding	(125,000)	200,000

The accompanying notes are an integral part of these financial statements.
36

Motley Fool Innovative Growth Factor ETF

Statement of Changes in Net Assets

Period ended AUGUST 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$2,400
Net realized gain (loss)	42,576
Net change in unrealized appreciation (depreciation)	1,126,414
Net increase (decrease) in net assets from operations	1,171,390

CAPITAL TRANSACTIONS:
Shares sold	11,196,256
Shares redeemed	(634,440)
Net increase (decrease) in net assets from capital transactions	10,561,816

NET INCREASE (DECREASE) IN NET ASSETS	11,733,206

NET ASSETS:
Beginning of the period	—
End of the period	$11,733,206

SHARES TRANSACTIONS
Shares sold	570,000
Shares redeemed	(30,000)
Total increase (decrease) in shares outstanding	540,000

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.
37

Motley Fool Momentum Factor ETF

Statement of Changes in Net Assets

Period ended AUGUST 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$15,041
Net realized gain (loss)	410,204
Net change in unrealized appreciation (depreciation)	(116,500)
Net increase (decrease) in net assets from operations	308,745

CAPITAL TRANSACTIONS:
Shares sold	15,102,838
Shares redeemed	(2,548,723)
Net increase (decrease) in net assets from capital transactions	12,554,115

NET INCREASE (DECREASE) IN NET ASSETS	12,862,860

NET ASSETS:
Beginning of the period	—
End of the period	$12,862,860

SHARES TRANSACTIONS
Shares sold	690,000
Shares redeemed	(110,000)
Total increase (decrease) in shares outstanding	580,000

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.
38

Motley Fool Value Factor ETF

Statement of Changes in Net Assets

Period ended AUGUST 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$48,982
Net realized gain (loss)	148,466
Net change in unrealized appreciation (depreciation)	587,996
Net increase (decrease) in net assets from operations	785,444

CAPITAL TRANSACTIONS:
Shares sold	7,379,754
Shares redeemed	(846,008)
Net increase (decrease) in net assets from capital transactions	6,533,746

NET INCREASE (DECREASE) IN NET ASSETS	7,319,190

NET ASSETS:
Beginning of the period	—
End of the period	$7,319,190

SHARES TRANSACTIONS
Shares sold	360,000
Shares redeemed	(40,000)
Total increase (decrease) in shares outstanding	320,000

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.
39

MOTLEY FOOL Global Opportunities ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2026	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$30.60	$31.36	$27.35	$24.75	$37.03
INVESTMENT OPERATIONS:
Net investment income (a)	0.10	0.51	0.15	0.11	0.30
Net realized and unrealized gain (loss) on investments (b)	0.85	2.68	5.36	2.65	(10.00)
Total from investment operations	0.95	3.19	5.51	2.76	(9.70)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.12)	(0.10)	(0.06)	(0.77)
Net realized gains	—	(3.83)	(1.40)	(0.10)	(1.81)
Total distributions	(0.08)	(3.95)	(1.50)	(0.16)	(2.58)
Redemption fee per share	—	0.00 (c)	—	—	—
Net asset value, end of year	$31.47	$30.60	$31.36	$27.35	$24.75
TOTAL RETURN	3.15%	10.59%	21.00%	11.24%	(27.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$352,295	$401,374	$440,462	$429,966	$433,652
Ratio of expenses to average net assets:
Before expense waiver	0.85%	0.85%	0.85%	0.85%	0.88%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.87%
Ratio of net investment income (loss) to average net assets	0.32%	1.69%	0.51%	0.45%	1.08%
Portfolio turnover rate (d)	2%	15%	38%	4%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
40

MOTLEY FOOL Mid-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2026	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$25.98	$28.54	$24.62	$22.68	$33.20
INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.13)	(0.02)	0.02	0.07	(0.04)
Net realized and unrealized gain (loss) on investments (b)	(2.54)	1.65	4.54	1.87	(8.38)
Total from investment operations	(2.67)	1.63	4.56	1.94	(8.42)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.06)	—	—
Net realized gains	(0.01)	(4.17)	(0.58)	—	(2.10)
Total distributions	(0.01)	(4.19)	(0.64)	—	(2.10)
Net asset value, end of year	$23.30	$25.98	$28.54	$24.62	$22.68
TOTAL RETURN	(10.26)%	5.22%	18.95%	8.58%	(26.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$119,227	$174,495	$203,139	$194,346	$209,044
Ratio of expenses to average net assets:
Before expense waiver	0.85%	0.85%	0.85%	0.85%	0.88%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.90%
Ratio of net investment income (loss) to average net assets	(0.53)%	(0.06)%	0.08%	0.29%	(0.17)%
Portfolio turnover rate (c)	39%	33%	31%	18%	2%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
41

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2026	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$67.22	$55.03	$41.55	$33.99	$42.16
INVESTMENT OPERATIONS:
Net investment income (a)	0.15	0.11	0.13	0.13	0.08
Net realized and unrealized gain (loss) on investments (b)	12.13	12.33	13.41	7.57	(8.15)
Total from investment operations	12.28	12.44	13.54	7.70	(8.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.10)	(0.06)	(0.14)	(0.02)
Net realized gains	(0.02)	(0.15)	—	—	(0.08)
Total distributions	(0.10)	(0.25)	(0.06)	(0.14)	(0.10)
Net asset value, end of year	$79.40	$67.22	$55.03	$41.55	$33.99
TOTAL RETURN	18.30%	22.63%	32.61%	22.71%	(19.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,088,343	$1,641,816	$969,885	$549,523	$417,269
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.20%	0.18%	0.27%	0.37%	0.20%
Portfolio turnover rate (c)	44%	31%	24%	6%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
42

MOTLEY FOOL Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2026	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$35.95	$32.60	$29.14	$25.18	$40.73
INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.13)	0.01	(0.04)	0.04	(0.15)
Net realized and unrealized gain (loss) on investments (b)	0.03	3.34	3.50	4.00	(14.53)
Total from investment operations	(0.10)	3.35	3.46	4.04	(14.68)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(0.08)	(0.87)
Total distributions	—	—	—	(0.08)	(0.87)
Net asset value, end of year	$35.85	$35.95	$32.60	$29.14	$25.18
TOTAL RETURN	(0.28)%	10.26%	11.87%	16.13%	(36.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$57,357	$79,088	$78,249	$72,855	$78,050
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.37)%	0.03%	(0.16)%	0.15%	(0.46)%
Portfolio turnover rate (c)	45%	40%	30%	62%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
43

Motley Fool CAPITAL EFFICIENCY 100 INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2026	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.53	$25.58	$19.12	$15.37	$20.00
INVESTMENT OPERATIONS:
Net investment income (b)	0.04	0.06	0.10	0.09	0.05
Net realized and unrealized gain (loss) on investments (c)	2.57	3.00	6.45	3.72	(4.68)
Total from investment operations	2.61	3.06	6.55	3.81	(4.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.06)	(0.09)	(0.06)	—
Net realized gains	(0.04)	(0.05)	—	—	—
Total distributions	(0.09)	(0.11)	(0.09)	(0.06)	—
Net asset value, end of period	$31.05	$28.53	$25.58	$19.12	$15.37
TOTAL RETURN (d)	9.20%	11.98%	34.44%	24.81%	(23.13)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$78,399	$103,405	$47,326	$22,460	$20,754
Ratio of expenses to average net assets (e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.15%	0.23%	0.43%	0.53%	0.50%
Portfolio turnover rate (d)(f)	41%	33%	35%	25%	17%

(a)	Inception date of the Fund was December 30, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
44

MOTLEY FOOL NEXT INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR ENDED AUGUST 31, 2026	For the YEAR ENDED AUGUST 31, 2025	For the YEAR ENDED AUGUST 31, 2024	For the YEAR ENDED AUGUST 31, 2023	For the period ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.42	$18.16	$15.77	$15.02	$20.00
INVESTMENT OPERATIONS:
Net investment income (b)	0.02	0.01	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments (c)	3.17	3.26	2.40	0.76	(5.01)
Total from investment operations	3.19	3.27	2.42	0.78	(4.98)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.01)	—	—	—
Net realized gains	—	—	(0.03)	(0.03)	—
Total distributions	(0.01)	(0.01)	(0.03)	(0.03)	—
Net asset value, end of period	$24.60	$21.42	$18.16	$15.77	$15.02
TOTAL RETURN (d)	14.88%	18.03%	15.31%	5.21%	(24.88)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,049	$33,202	$24,515	$29,183	$32,678
Ratio of expenses to average net assets (e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.09%	0.04%	0.13%	0.15%	0.26%
Portfolio turnover rate (d)(f)	42%	27%	18%	27%	11%

(a)	Inception date of the Fund was December 30, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
45

Motley Fool Innovative Growth Factor ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

For the Period ENDED AUGUST 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income (b)	0.01
Net realized and unrealized gain (loss) on investments (c)	1.72
Total from investment operations	1.73
Net asset value, end of period	$21.73
TOTAL RETURN (d)	8.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,733
Ratio of expenses to average net assets (e)	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.04%
Portfolio turnover rate (d)(f)	104%

(a)	Inception date of the Fund was December 8, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
46

Motley Fool Momentum Factor ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

For the Period ENDED AUGUST 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income (b)	0.04
Net realized and unrealized gain (loss) on investments (c)	2.14
Total from investment operations	2.18
Net asset value, end of period	$22.18
TOTAL RETURN (d)	10.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,863
Ratio of expenses to average net assets (e)	0.50%
Ratio of net investment income (loss) to average net assets (e)	0.26%
Portfolio turnover rate (d)(f)	100%

(a)	Inception date of the Fund was December 8, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
47

Motley Fool Value Factor ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

For the Period ENDED AUGUST 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income (b)	0.18
Net realized and unrealized gain (loss) on investments (c)	2.69
Total from investment operations	2.87
Net asset value, end of period	$22.87
TOTAL RETURN (d)	14.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,319
Ratio of expenses to average net assets (e)	0.50%
Ratio of net investment income (loss) to average net assets (e)	1.17%
Portfolio turnover rate (d)(f)	72%

(a)	Inception date of the Fund was December 8, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.
48

Motley Fool Asset Management ETFs

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Motley Fool Global Opportunities ETF (“Global Opportunities Fund”), the Motley Fool Mid-Cap Growth ETF (“Mid-Cap Growth Fund”), the Motley Fool 100 Index ETF (the “Fool 100 Fund”), the Motley Fool Small-Cap Growth ETF (“Small-Cap Growth Fund”), the Motley Fool Capital Efficiency 100 Index ETF (“Capital Efficiency Fund”), the Motley Fool Next Index ETF (“Next Fund”), the Motley Fool Innovative Growth Factor ETF (“Innovative Growth Factor Fund”), the Motley Fool Momentum Factor ETF (“Momentum Factor Fund”), and the Motley Fool Value Factor ETF (“Value Factor Fund”) (each a “Fund” and together the “Funds”). The Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund, Next Fund, Innovative Growth Factor Fund, Momentum Factor Fund, and Value Factor Fund commenced investment operations on June 17, 2014, June 17, 2014, January 29, 2018, October 29, 2018, December 30, 2021, December 30, 2021, December 8, 2025, December 8, 2025, and December 8, 2025, respectively.

The investment objective of the Global Opportunities Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund, Innovative Growth Factor Fund, Momentum Factor Fund and Value Factor Fund is to achieve long-term capital appreciation. The investment objective of the Fool 100 Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index. The investment objective of the Next Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Index. The investment objective of the Capital Efficiency Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund is August 31, 2026 (the “current fiscal period”).

The annual reporting period for the Innovative Growth Factor Fund, Momentum Factor Fund and Value Factor Fund covers the period from inception on December 8, 2025 through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Motley Fool Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$339,882,576	$—	$0	$339,882,576
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	21,423,641
Total Assets	$339,882,576	$—	$0	$361,306,217

MID-CAP GROWTH Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$114,412,581	$—	$—	$114,412,581
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	11,407,499
Total Assets	$114,412,581	$—	$—	$125,820,080

FOOL 100 FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$2,085,258,877	$—	$8,565	$2,085,267,442
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	33,021,525
Total Assets	$2,085,258,877	$—	$8,565	$2,118,288,967

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

SMALL-CAP GROWTH Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$53,737,322	$—	$—	$53,737,322
Investments Purchased with Proceeds From Securities Lending Collateral (a)	—	—	—	5,863,757
Total Assets	$53,737,322	$—	$—	$59,601,079

CAPITAL EFFICIENCY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$78,239,718	$—	$—	$78,239,718
Total Assets	$78,239,718	$—	$—	$78,239,718

NEXT Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$34,900,229	$—	$—	$34,900,229
Total Assets	$34,900,229	$—	$—	$34,900,229

INNOVATIVE GROWTH FACTOR Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$11,677,811	$—	$—	$11,677,811
Total Assets	$11,677,811	$—	$—	$11,677,811

MOMENTUM FACTOR Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$12,824,169	$—	$—	$12,824,169
Total Assets	$12,824,169	$—	$—	$12,824,169

VALUE FACTOR Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$7,244,070	$—	$—	$7,244,070
Total Assets	$7,244,070	$—	$—	$7,244,070

Refer to the Schedule of Investments for industry classifications.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is liable and responsible for most Fund expenses, including fees related to administration, custody, trustees and legal counsel as described in Note 2. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex-dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Ratings (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical). In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Adviser also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. Each Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. INVESTMENT adviser and other services

Motley Fool Asset Management LLC serves as investment adviser to the Funds. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	ADVISORY FEE
Global Opportunities Fund	0.85%
Mid-Cap Growth Fund	0.85%
Fool 100 Fund	0.50%
Small-Cap Growth Fund	0.85%
Capital Efficiency Fund	0.50%
Next Fund	0.50%
Innovative Growth Factor Fund	0.50%
Momentum Factor Fund	0.50%
Value Factor Fund	0.50%

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Motley Fool Asset Management Funds, are permitted under Rule 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When effecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$7,878,349	$20,222,703
Mid-Cap Growth Fund	51,608,831	54,150,173
Fool 100 Fund	857,382,826	838,279,052
Small-Cap Growth Fund	29,290,002	31,473,495
Capital Efficiency Fund	36,931,037	37,865,037
Next Fund	14,451,976	13,815,573
Innovative Growth Factor Fund	9,012,081	8,682,595
Momentum Factor Fund	8,953,766	8,352,216
Value Factor Fund	4,566,642	4,412,628

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$—	$53,363,270
Mid-Cap Growth Fund	11,725,380	47,553,272
Fool 100 Fund	529,803,569	417,773,126
Small-Cap Growth Fund	—	20,284,206
Capital Efficiency Fund	4,977,729	36,190,076
Next Fund	7,844,018	11,274,657
Innovative Growth Factor Fund	10,786,568	607,231
Momentum Factor Fund	14,377,743	2,443,970
Value Factor Fund	7,193,328	813,751

4. SHARE TRANSACTIONS

Shares of the Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund are listed and trade on the Cboe BZX Exchange, Inc. Shares of the Innovative Growth Factor Fund, Momentum Factor Fund and Value Factor Fund are listed and trade on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. Shares of the Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund are issued and redeemed on a continuous basis at NAV only in blocks of 25,000 shares, and shares of the Innovative Growth Factor Fund, Momentum Factor Fund and Value Factor Fund are issued and redeemed on a continuous basis at NAV only in blocks of 10,000 shares (each such block, a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$196,109,282	$175,571,757	$(10,374,835)	$165,196,922
Mid-Cap Growth Fund	94,861,134	36,308,609	(5,349,663)	30,958,946
Fool 100 Fund	1,508,423,967	646,471,670	(36,606,670)	609,865,000
Small-Cap Growth Fund	55,691,750	9,596,175	(5,686,846)	3,909,329
Capital Efficiency Fund	68,843,776	13,307,095	(3,911,153)	9,395,942
Next Fund	30,644,649	8,116,098	(3,860,518)	4,255,580
Innovative Growth Factor Fund	10,716,433	1,589,774	(628,396)	961,378
Momentum Factor Fund	12,994,060	888,306	(1,058,197)	(169,891)
Value Factor Fund	6,671,612	906,520	(334,062)	572,458

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2026, primarily attributable to foreign currency transactions and in-kind redemption gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$(25,388,001)	$25,388,001
Mid-Cap Growth Fund	(21,957,027)	21,957,027
Fool 100 Fund	(252,976,716)	252,976,716
Small-Cap Growth Fund	(4,757,366)	4,757,366
Capital Efficiency Fund	(11,013,418)	11,013,418
Next Fund	(4,813,789)	4,813,789
Innovative Growth Factor Fund	(96,431)	96,431
Momentum Factor Fund	(826,521)	826,521
Value Factor Fund	(131,031)	131,031

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Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL Loss Carryover	Qualified Late-Year LOSS DEFERRAL	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Global Opportunities Fund	$481,490	$—	$(16,794,446)	$—	$165,196,922	$148,883,966
Mid-Cap Growth Fund	—	—	(5,930,313)	(635,772)	30,958,946	24,392,861
Fool 100 Fund	3,869,472	—	(22,209,832)	—	609,865,000	591,524,640
Small-Cap Growth Fund	—	—	(17,105,803)	(248,166)	3,909,329	(13,444,640)
Capital Efficiency Fund	76,949	—	—	(2,259,981)	9,395,942	7,212,910
Next Fund	22,690	—	(2,689,177)	—	4,255,580	1,589,093
Innovative Growth Factor Fund	113,581	—	—	—	961,378	1,074,959
Momentum Factor Fund	15,041	—	(362,926)	—	(169,891)	(517,776)
Value Factor Fund	81,744	211	—	—	572,458	654,413

The differences between the book and tax basis components of distributable earnings (losses) relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2026 and August 31, 2025 was as follows:

FUND	Tax year	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	2026	$1,011,696	$—	$1,011,696
	2025	9,031,118	45,046,904	54,078,022
Mid-Cap Growth Fund	2026	—	91,578	91,578
	2025	150,658	28,846,621	28,997,279
Fool 100 Fund	2026	2,217,731	475,023	2,692,754
	2025	3,057,626	1,787,000	4,844,626
Small-Cap Growth Fund	2026	—	—	—
	2025	—	—	—
Capital Efficiency Fund	2026	310,016	—	310,016
	2025	163,114	137,670	300,784
Next Fund	2026	16,941	—	16,941
	2025	18,172	—	18,172
Innovative Growth Factor Fund*	2026	—	—	—
Momentum Factor Fund*	2026	—	—	—
Value Factor Fund*	2026	—	—	—

*	Inception date of the Fund was December 8, 2025.

59

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

August 31, 2026

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2026 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. The Capital Efficiency Fund deferred $2,259,981 of post-October capital losses, and the Mid-Cap Growth Fund and Small-Cap Growth Fund deferred $635,772 and $248,166, respectively, of late-year ordinary losses which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2026, the Global Opportunities Fund had $12,120,238 of short-term capital loss carryforwards and $4,674,208 of long-term capital loss carryforwards, the Mid-Cap Growth Fund had $5,930,313 of short-term capital loss carryforwards, the Fool 100 Fund had $22,209,832 of short-term capital loss carryforwards, the Small-Cap Growth Fund had $957,559 of short-term capital loss carryforwards and $16,148,244 of long-term capital loss carryforwards, the Next Fund had $1,383,648 of short-term capital loss carryforwards and $1,305,529 of long-term capital loss carryforwards, and the Momentum Factor Fund had $362,926 of short-term capital loss carryforwards.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	CASH COLLATERAL RECEIVED	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$20,841,301	$21,423,641	$40,187
Mid-Cap Growth Fund	10,925,147	11,407,499	33,931
Fool 100 Fund	31,992,886	33,021,525	23,560
Small-Cap Growth Fund	5,608,020	5,863,757	19,953

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts

60

Motley Fool Asset Management ETFs

Notes to Financial Statements (concluded)

August 31, 2026

payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$20,841,301	$—	$20,841,301	$(20,841,301)	$—	$—
Mid-Cap Growth Fund	10,925,147	—	10,925,147	(10,925,147)	—	—
Fool 100 Fund	31,992,886	—	31,992,886	(31,992,886)	—	—
Small-Cap Growth Fund	5,608,020	—	5,608,020	(5,608,020)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

61

Motley Fool Asset Management ETFs

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of
The RBB Fund, Inc.
and the Shareholders of the Motley Fool ETFs

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool 100 Index ETF, Motley Fool Small-Cap Growth ETF, Motley Fool Capital Efficiency 100 Index ETF, Motley Fool Next Index ETF, Motley Fool Innovative Growth Factor ETF, Motley Fool Momentum Factor ETF and Motley Fool Value Factor ETF (the “Funds”), each a series of The RBB Fund, Inc., including the schedules of investments, as of August 31, 2026, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Motley Fool ETFs	Statement of operations	Statements of changes in net assets	Financial highlights
Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool 100 Index ETF, and Motley Fool Small-Cap Growth ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the five years in the period ended August 31, 2026
Motley Fool Capital Efficiency 100 Index ETF and Motley Fool Next Index ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the four years in the period ended August 31, 2026 and for the period December 30, 2021 (commencement of operations) through August 31, 2022
Motley Fool Innovative Growth Factor ETF, Motley Fool Momentum Factor ETF and Motley Fool Value Factor ETF	For the period December 8, 2025 (commencement of operations) through August 31, 2026	For the period December 8, 2025 (commencement of operations) through August 31, 2026	For the period December 8, 2025 (commencement of operations) through August 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform,

62

Motley Fool Asset Management ETFs

Report of Independent Registered
Public Accounting Firm (concluded)

an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2026

63

Motley Fool Asset Management ETFs

SHAREHOLDER TAX INFORMATION

(Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the fiscal year ended August 31, 2026, the following dividends and distributions were paid by the Funds:

FUND	ORDINARY INCOME	LONG-TERM capital gain
Global Opportunities Fund	$1,011,696	$—
Mid-Cap Growth Fund	—	91,578
Fool 100 Fund	2,217,731	475,023
Small-Cap Growth Fund	—	—
Capital Efficiency Fund	310,016	—
Next Fund	16,941	—
Innovative Growth Factor Fund	—	—
Momentum Factor Fund	—	—
Value Factor Fund	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2026 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

Global Opportunities Fund	100%
Mid-Cap Growth Fund	100%
Fool 100 Fund	100%
Small-Cap Growth Fund	—%
Capital Efficiency Fund	100%
Next Fund	100%
Innovative Growth Factor Fund	—%
Momentum Factor Fund	—%
Value Factor Fund	—%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Funds are as follows:

Global Opportunities Fund	74%
Mid-Cap Growth Fund	100%
Fool 100 Fund	100%
Small-Cap Growth Fund	—%
Capital Efficiency Fund	100%
Next Fund	100%
Innovative Growth Factor Fund	—%
Momentum Factor Fund	—%
Value Factor Fund	—%

64

Motley Fool Asset Management ETFs

SHAREHOLDER TAX INFORMATION (Concluded)

(Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each Fund were as follows.

Global Opportunities Fund	—%
Mid-Cap Growth Fund	—%
Fool 100 Fund	—%
Small-Cap Growth Fund	—%
Capital Efficiency Fund	43%
Next Fund	—%
Innovative Growth Factor Fund	—%
Momentum Factor Fund	—%
Value Factor Fund	—%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

65

Motley Fool Asset Management ETFs

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.fooletfs.com.

66

Motley Fool Asset Management ETFs

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

Motley Fool Mid-Cap Growth ETF, the Motley Fool Global Opportunities ETF, the Motley Fool Small-Cap Growth ETF, Motley Fool 100 Index ETF, Motley Fool Capital Efficiency 100 Index ETF and Motley Fool Next Index ETF

As required by the Investment Company Act of 1940, as amended, (the “1940 Act”), the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreements (the “Investment Advisory Agreement”) between Motley Fool Asset Management, LLC (“MFAM”) and the Company on behalf of the Motley Fool Mid-Cap Growth ETF, the Motley Fool Global Opportunities ETF, the Motley Fool Small-Cap Growth ETF, Motley Fool 100 Index ETF, Motley Fool Capital Efficiency 100 Index ETF and Motley Fool Next Index ETF (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by MFAM with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and MFAM with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of MFAM and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of MFAM were present. Among other things, the Directors considered (i) the nature, extent, and quality of MFAM’s services provided to the Funds; (ii) descriptions of the experience and qualifications of MFAM’s personnel providing those services; (iii) MFAM’s investment philosophies and processes; (iv) MFAM’s assets under management and client descriptions; (v) MFAM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) MFAM’s advisory fee arrangement with the Company and other similarly managed clients; (vii) MFAM’s compliance policies and procedures; (viii) MFAM’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by MFAM. The Directors concluded that MFAM had substantial resources to provide services to the Funds and that MFAM’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, and since inception periods ended December 31, 2025, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors then noted the performance of the Motley Fool 100 Index ETF, Motley Fool Capital Efficiency 100 Index ETF, and Motley Fool Next Index ETF. The Directors considered that because each of the aforementioned Funds was designed to track the performance of its respective index, the relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of

67

Motley Fool Asset Management ETFs

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (continued)

(Unaudited)

a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month, one-year, three-year, and since-inception periods ended December 31, 2025, as applicable, each of the aforementioned Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the Motley Fool 100 Index ETF outperformed the median of its Peer Group for the three-month, three-year, five-year and since-inception periods ended December 31, 2025, and equaled the median of its Peer Group for the one-year period ended December 31, 2025.

The Directors noted that the Motley Fool Capital Efficiency 100 Index ETF outperformed the median of its Peer Group for the three-month, three-year, and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the one-year period ended December 31, 2025.

The Directors noted that the Motley Fool Next Index ETF outperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2025, and underperformed the median of its Peer Group for the three-year and since-inception periods ended December 31, 2025.

The Directors noted that the Motley Fool Global Opportunities ETF underperformed its primary benchmark, the FTSE Global All Cap Net Return Index, for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2025. The Directors noted that the Motley Fool Global Opportunities ETF outperformed the median of its Peer Group for the three-month period ended December 31, 2025, equaled the median of its Peer Group for the five-year and ten-year periods ended December 31, 2025, and underperformed the median of its Peer Group for the one-year and three-year periods ended December 31, 2025.

The Directors noted that the Motley Fool Mid-Cap Growth ETF underperformed its primary benchmark, the Russell Midcap Growth Total Return Index, for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2025. The Directors noted that the Motley Fool Mid-Cap Growth ETF equaled the median of its Peer Group for the five-year period ended December 31, 2025, and underperformed the median of its Peer Group for the three-month, one-year, three-year, and ten-year periods ended December 31, 2025.

The Directors noted that the Motley Fool Small-Cap Growth ETF outperformed its primary benchmark, the Russell 2000 Growth Total Return Index, for the since-inception period ended December 31, 2025, and underperformed its benchmark for the three-month, one-year, three-year, and five-year periods ended December 31, 2025. The Directors noted that the Motley Fool Small-Cap Growth ETF outperformed the median of its Peer Group for the three-month period ended December 31, 2025, and underperformed the median of its Peer Group for the one-year, three-year, five-year, and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Mid-Cap Growth ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Global Opportunities ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses ranked above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Small-Cap Growth ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

68

Motley Fool Asset Management ETFs

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Concluded)

(Unaudited)

The Directors noted that the net advisory fee of the Motley Fool 100 Index ETF equaled the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Capital Efficiency 100 Index ETF equaled the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were below the median and ranked in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the Motley Fool Next Index ETF was above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses equaled the median and ranked in the 3rd quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that MFAM continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding MFAM’s costs, profitability and economies of scale, and after considering MFAM’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

69

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP CORE ETF

SGI DYNAMIC TACTICAL ETF

SGI ENHANCED GLOBAL INCOME ETF

SGI ENHANCED CORE ETF

SGI ENHANCED NASDAQ-100 ETF

SGI ENHANCED MARKET LEADERS ETF

of

The RBB Fund, Inc.

Annual Financial Statements

August 31, 2026

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 0.8%
General Electric Co.	1,135	$381,031
Howmet Aerospace, Inc.	2,383	583,716
Lockheed Martin Corp.	793	445,055
TransDigm Group, Inc.	261	305,824
		1,715,626
Agriculture — 0.2%
Bunge Global SA	3,087	358,740

Airlines — 0.9%
Delta Air Lines, Inc.	4,601	358,878
United Airlines Holdings, Inc. (a)	14,016	1,513,588
		1,872,466
Apparel — 0.9%
Ralph Lauren Corp.	2,279	790,585
Tapestry, Inc. (b)	9,238	1,139,877
		1,930,462
Auto Manufacturers — 1.4%
Cummins, Inc.	2,323	1,311,101
General Motors Co.	8,582	740,798
Tesla, Inc. (a)	2,587	951,887
		3,003,786
Banks — 7.6%
Bank of America Corp.	28,192	1,746,212
Bank of New York Mellon Corp.	16,798	2,709,181
Citigroup, Inc.	13,034	1,715,535
Goldman Sachs Group, Inc.	721	739,674
JPMorgan Chase & Co.	10,680	3,802,293
KeyCorp	18,018	389,369
Morgan Stanley	6,924	1,477,028
Northern Trust Corp.	2,969	550,928
PNC Financial Services Group, Inc.	1,714	410,726
State Street Corp.	8,028	1,536,399
Wells Fargo & Co.	13,136	1,134,819
		16,212,164
Beverages — 1.0%
Coca-Cola Co.	12,788	1,133,912
Monster Beverage Corp. (a)	21,944	1,007,668
		2,141,580
Biotechnology — 2.3%
Biogen, Inc. (a)(b)	2,086	451,932
Gilead Sciences, Inc.	3,278	479,702
Incyte Corp. (a)	5,733	706,420
Regeneron Pharmaceuticals, Inc.	1,945	1,554,211
Vertex Pharmaceuticals, Inc. (a)	3,082	1,678,211
		4,870,476
Commercial Services — 0.6%
Automatic Data Processing, Inc.	1,983	$567,455
Cintas Corp.	3,633	733,103
		1,300,558
Computers — 9.1%
Apple, Inc.	45,212	14,325,422
Crowdstrike Holdings, Inc. - Class A (a)	948	218,988
Dell Technologies, Inc. - Class C	910	414,969
Fortinet, Inc. (a)	9,393	1,605,546
Hewlett Packard Enterprise Co.	8,755	457,361
Sandisk Corp. (a)	1,414	2,215,314
		19,237,600
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	22,291	2,002,178
Procter & Gamble Co.	7,570	1,098,558
		3,100,736
Diversified Financial Services — 4.7%
Blackrock, Inc.	438	506,157
Charles Schwab Corp.	24,763	2,719,473
Interactive Brokers Group, Inc. - Class A	17,241	1,677,377
Intercontinental Exchange, Inc.	2,866	460,566
Mastercard, Inc. - Class A	2,986	1,759,680
Raymond James Financial, Inc.	8,333	1,484,690
Synchrony Financial (b)	5,690	438,585
Visa, Inc. - Class A	2,665	1,011,021
		10,057,549
Electric — 1.3%
Ameren Corp. (b)	4,014	425,524
Consolidated Edison, Inc.	5,772	617,719
Constellation Energy Corp.	1,345	369,566
Evergy, Inc.	6,785	549,721
Public Service Enterprise Group, Inc.	5,141	376,990
Vistra Corp.	2,649	363,893
		2,703,413
Electrical Components & Equipment — 0.2%
Generac Holdings, Inc. (a)	1,989	368,721

Electronics — 0.2%
Amphenol Corp. - Class A	2,500	396,375

Engineering & Construction — 1.7%
Comfort Systems USA, Inc.	619	956,739
EMCOR Group, Inc.	3,500	2,570,890
		3,527,629
Food — 0.5%
Sysco Corp.	12,636	1,024,527

The accompanying notes are an integral part of the financial statements.
1

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (Continued)

August 31, 2026

	Shares	Value
Healthcare-Products — 0.8%
Insulet Corp. (a)	4,495	$668,227
Intuitive Surgical, Inc. (a)	2,533	954,586
		1,622,813
Healthcare-Services — 1.2%
Centene Corp. (a)	23,210	1,493,331
Elevance Health, Inc.	1,360	533,854
UnitedHealth Group, Inc.	1,477	575,159
		2,602,344
Home Builders — 0.3%
PulteGroup, Inc.	5,761	727,730

Insurance — 2.7%
Berkshire Hathaway, Inc. - Class B (a)	6,645	3,349,279
Everest Group Ltd.	3,250	1,217,613
Loews Corp.	3,867	418,757
Progressive Corp.	1,746	380,768
Prudential Financial, Inc.	3,879	456,170
		5,822,587
Internet — 14.3%
Airbnb, Inc. - Class A (a)	3,222	590,335
Alphabet, Inc. - Class A	20,988	7,122,278
Alphabet, Inc. - Class C	17,163	5,756,642
Amazon.com, Inc. (a)	34,429	8,943,621
AppLovin Corp. - Class A (a)	1,161	362,302
Booking Holdings, Inc.	10,244	2,039,478
Meta Platforms, Inc. - Class A	8,681	4,968,483
Uber Technologies, Inc. (a)	7,596	574,637
		30,357,776
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	716	570,989
GE Vernova, Inc.	616	553,494
		1,124,483
Media — 1.5%
Fox Corp. - Class B	38,738	2,332,802
News Corp. - Class A	14,138	434,178
Walt Disney Co. (b)	3,820	410,841
		3,177,821
Mining — 1.6%
Freeport-McMoRan, Inc.	21,796	1,650,829
Newmont Corp.	14,112	1,778,959
		3,429,788
Miscellaneous Manufacturing — 0.5%
3M Co.	3,374	579,754
Textron, Inc.	6,498	523,479
		1,103,233
Oil & Gas — 3.5%
Chevron Corp.	8,665	1,786,203
ConocoPhillips	3,564	472,195
Oil & Gas — 3.5% (continued)
EOG Resources, Inc.	3,918	$567,953
ExxonMobil Holdings Corp.	16,431	2,644,570
Marathon Petroleum Corp.	3,726	1,390,990
Phillips 66	2,207	544,202
Valero Energy Corp.	37	13,280
		7,419,393
Pharmaceuticals — 4.7%
AbbVie, Inc.	3,228	827,724
Cardinal Health, Inc.	1,919	450,236
Cencora, Inc.	1,265	409,354
Eli Lilly & Co.	3,151	3,644,856
Johnson & Johnson (b)	7,625	2,027,106
Merck & Co., Inc.	17,693	2,614,318
		9,973,594
Real Estate — 0.7%
CBRE Group, Inc. - Class A (a)	10,142	1,478,805

REITS — 2.1%
Host Hotels & Resorts, Inc.	20,577	451,254
Invitation Homes, Inc.	34,413	1,002,795
Prologis, Inc.	2,982	417,241
Realty Income Corp.	6,457	395,685
Regency Centers Corp.	5,477	409,515
Simon Property Group, Inc.	2,143	455,002
Welltower, Inc.	5,482	1,295,068
		4,426,560
Retail — 2.5%
Costco Wholesale Corp.	1,491	1,407,340
Home Depot, Inc.	1,533	502,564
Lululemon Athletica, Inc. (a)	2,763	332,278
Ross Stores, Inc. (b)	4,437	1,014,032
Target Corp.	3,319	533,961
TJX Cos., Inc.	2,452	328,347
Ulta Beauty, Inc. (a)	795	426,995
Wal-Mart Stores, Inc. (b)	7,644	801,626
		5,347,143
Semiconductors — 17.8%
Advanced Micro Devices, Inc. (a)	5,228	2,460,924
Analog Devices, Inc. (b)	3,914	1,417,416
Applied Materials, Inc.	2,533	1,161,102
Broadcom, Inc.	14,670	5,432,888
Intel Corp. (a)	4,244	379,880
KLA-Tencor Corp.	3,503	614,601
Lam Research Corp.	4,050	1,221,035
Microchip Technology, Inc.	4,504	330,819
Micron Technology, Inc.	4,741	4,545,339
Monolithic Power Systems, Inc.	839	1,063,659
NVIDIA Corp.	77,612	17,135,177

The accompanying notes are an integral part of the financial statements.
2

SGI U.S. LARGE CAP CORE ETF

Portfolio of Investments (CONCLUDED)

August 31, 2026

	Shares	Value
Semiconductors — 17.8% (continued)
QUALCOMM, Inc.	5,085	$866,891
Teradyne, Inc.	3,326	1,163,535
		37,793,266
Software — 8.3%
Adobe Systems, Inc. (a)	1,588	464,951
Autodesk, Inc. (a)	1,912	494,309
Cadence Design Systems, Inc. (a)	4,416	1,496,052
Microsoft Corp.	24,228	12,290,622
Palantir Technologies, Inc. - Class A (a)	9,600	1,789,248
Salesforce.com, Inc. (b)	2,300	592,342
Synopsys, Inc. (a)	920	404,423
		17,531,947
Telecommunications — 1.5%
Arista Networks, Inc. (a)	8,496	1,662,582
Ciena Corp. (a)	1,740	666,072
Cisco Systems, Inc.	5,299	585,487
T-Mobile US, Inc.	2,019	364,308
		3,278,449
Transportation — 0.4%
FedEx Corp.	2,358	772,009

TOTAL COMMON STOCKS (Cost $186,997,604)		211,812,149

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	7,774,878	$7,774,878
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,774,878)		7,774,878

TOTAL INVESTMENTS — 103.5%
(Cost $194,772,482)		219,587,027
Liabilities in Excess of Other Assets — (3.5)%		(7,373,866)
TOTAL NET ASSETS — 100.0%		$212,213,161

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $7,599,770.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
3

SGI DYNAMIC TACTICAL ETF

Portfolio of Investments

August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 65.4%
iShares Core S&P Mid-Cap ETF	122,339	$9,218,244
iShares MSCI ACWI ex U.S. ETF (a)	39,984	3,094,762
iShares MSCI USA Momentum Factor ETF (a)	32,809	9,854,511
iShares U.S. Real Estate ETF (a)	84,012	8,622,151
Schwab International Equity ETF	109,890	3,101,096
SGI U.S. Large Cap Core ETF (b)	498,698	22,610,967
Vanguard Information Technology ETF	90,080	10,853,739
Vanguard Total International Stock ETF (a)	38,288	3,343,308
TOTAL EXCHANGE TRADED FUNDS (Cost $59,063,474)		70,698,778

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 20.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	22,413,069	$22,413,069
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,413,069)		22,413,069

TOTAL INVESTMENTS — 86.2% (Cost $81,476,543)		93,111,847
Other Assets in Excess of Liabilities — 13.8%		14,882,401
TOTAL NET ASSETS — 100.0%		$107,994,248

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $21,911,282.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
4

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 90.5%
Aerospace/Defense — 1.7%
Lockheed Martin Corp.	3,157	$1,771,803
Thales SA - ADR	1,373	77,630
		1,849,433
Agriculture — 0.1%
Wilmar International Ltd. - ADR	5,094	153,635

Apparel — 0.7%
Tapestry, Inc.	6,117	754,777

Auto Manufacturers — 3.3%
Cummins, Inc.	2,571	1,451,073
Ford Motor Co.	10,433	145,436
Honda Motor Co. Ltd. - ADR	9,735	311,131
Mercedes-Benz Group AG - ADR	11,743	159,587
Toyota Motor Corp. - ADR	3,584	704,399
Volvo AB - ADR	21,566	777,023
		3,548,649
Auto Parts & Equipment — 0.5%
Magna International, Inc.	7,945	520,954

Banks — 23.1%
AIB Group PLC - ADR	8,682	220,957
Banco Bilbao Vizcaya Argentaria SA - ADR	79,510	2,302,610
Bank of America Corp.	36,070	2,234,176
Bank of China Ltd. - ADR	29,214	546,010
BNP Paribas SA - ADR	39,459	2,358,070
Canadian Imperial Bank of Commerce	2,300	261,096
China Construction Bank Corp. - ADR	21,579	521,996
China Merchants Bank Co. Ltd. - ADR	5,990	194,196
Citigroup, Inc.	11,922	1,569,174
Commerzbank AG - ADR	4,834	223,911
Credit Agricole SA - ADR	54,045	579,362
Danske Bank AS - ADR	11,025	319,835
DBS Group Holdings Ltd. - ADR	3,787	918,423
Deutsche Bank AG	41,559	1,664,853
HSBC Holdings PLC - ADR	7,656	789,640
ING Groep NV - ADR	15,371	542,904
Intesa Sanpaolo SpA - ADR	31,797	1,499,864
Itau Unibanco Holding SA - ADR	60,709	461,995
JPMorgan Chase & Co.	8,270	2,944,285
KBC Group NV - ADR	4,592	348,533
NatWest Group PLC - ADR (a)	31,226	568,313
Royal Bank of Canada	3,213	655,934
Swedbank AB - ADR	3,999	157,201
Toronto-Dominion Bank	1,319	159,480
Banks — 23.1% (continued)
UBS Group AG	12,272	$683,796
UniCredit SpA - ADR	37,687	1,831,965
		24,558,579
Beverages — 2.6%
Coca-Cola Co.	8,705	771,872
PepsiCo, Inc.	13,985	1,962,655
		2,734,527
Biotechnology — 1.2%
Amgen, Inc.	1,334	573,460
Gilead Sciences, Inc.	4,577	669,798
		1,243,258
Commercial Services — 1.0%
Automatic Data Processing, Inc.	3,858	1,104,005

Computers — 0.8%
Accenture PLC - Class A	4,394	833,805

Cosmetics/Personal Care — 2.7%
Colgate-Palmolive Co.	22,368	2,009,094
Procter & Gamble Co.	5,882	853,596
		2,862,690
Diversified Financial Services — 1.3%
Hong Kong Exchanges & Clearing Ltd. - ADR	8,038	435,499
Julius Baer Group Ltd. - ADR	15,950	296,032
KB Financial Group, Inc. - ADR	2,499	311,850
Nomura Holdings, Inc. - ADR	15,353	156,294
TPG, Inc.	3,953	213,936
		1,413,611
Electric — 4.6%
CMS Energy Corp.	968	65,882
DTE Energy Co.	6,996	948,867
E.ON SE - ADR	7,105	146,789
Enel SpA - ADR	14,642	160,184
Evergy, Inc.	19,403	1,572,031
National Grid PLC - ADR	13,636	1,079,426
Public Service Enterprise Group, Inc.	12,764	935,984
		4,909,163
Electrical Components & Equipment — 0.5%
ABB Ltd. - ADR	5,093	496,313

Electronics — 1.7%
Garmin Ltd.	1,311	372,468
TD SYNNEX Corp.	3,664	926,442
TDK Corp. - ADR	24,837	475,629
		1,774,539
Engineering & Construction — 0.2%
Aena SME SA - ADR	12,072	184,641

The accompanying notes are an integral part of the financial statements.
5

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (continued)

August 31, 2026

	Shares	Value
Food — 1.5%
Sysco Corp.	19,308	$1,565,493

Food Service — 0.1%
Compass Group PLC - ADR	5,212	158,653

Forest Products & Paper — 0.2%
UPM-Kymmene Oyj - ADR	6,965	194,463

Gas — 0.3%
NiSource, Inc.	6,601	270,113

Hand/Machine Tools — 0.6%
Techtronic Industries Co. Ltd. - ADR	7,843	674,341

Healthcare-Products — 0.2%
FUJIFILM Holdings Corp. - ADR	22,751	239,340

Healthcare-Services — 0.8%
UnitedHealth Group, Inc.	2,178	848,135

Home Builders — 0.9%
Daiwa House Industry Co. Ltd. - ADR	18,034	525,511
Sekisui House Ltd. - ADR	17,774	382,852
		908,363
Household Products/Wares — 0.7%
Reckitt Benckiser Group PLC - ADR	55,038	766,679

Insurance — 5.3%
Allianz SE - ADR	17,712	922,441
AXA SA - ADR	12,301	613,820
Generali - ADR	12,500	321,625
Great-West Lifeco, Inc.	1,638	105,323
Manulife Financial Corp.	3,691	156,535
NN Group NV - ADR	11,813	533,741
Ping An Insurance Group Co. of China Ltd. - ADR	12,293	176,159
Prudential Financial, Inc.	14,379	1,690,970
QBE Insurance Group Ltd. - ADR	12,744	201,865
Zurich Insurance Group AG - ADR	24,352	888,605
		5,611,084
Iron & Steel — 0.5%
Nucor Corp.	2,243	559,943

Machinery-Construction & Mining — 0.9%
Komatsu Ltd. - ADR	21,782	1,007,853

Media — 0.1%
Comcast Corp. - Class A	5,992	$159,507

Mining — 2.5%
Anglogold Ashanti PLC	5,352	601,137
BHP Group Ltd. - ADR	5,086	477,677
Glencore PLC - ADR	35,250	562,590
Newmont Corp.	5,203	655,890
Norsk Hydro ASA - ADR	38,863	393,293
		2,690,587
Miscellaneous Manufacturing — 0.7%
3M Co.	891	153,101
Siemens AG - ADR	3,545	586,343
		739,444
Office-Business Equipment — 0.2%
Canon, Inc. - ADR	9,128	266,081

Oil & Gas — 9.5%
BP PLC - ADR	6,070	260,221
Canadian Natural Resources Ltd.	30,587	1,531,491
Chevron Corp.	6,528	1,345,682
Eni SpA - ADR	27,764	1,521,467
EOG Resources, Inc.	1,097	159,021
ExxonMobil Holdings Corp.	6,861	1,104,278
Repsol SA - ADR	22,242	708,630
Shell PLC - ADR	2,964	271,058
Suncor Energy, Inc.	23,250	1,553,565
TotalEnergies SE	15,111	1,334,452
Woodside Energy Group Ltd. - ADR	12,241	284,971
		10,074,836
Pharmaceuticals — 9.9%
AbbVie, Inc.	4,117	1,055,681
AstraZeneca PLC	6,369	1,032,606
Bristol-Myers Squibb Co.	18,758	1,253,222
Daiichi Sankyo Co. Ltd. - ADR	8,821	159,307
GSK PLC - ADR	33,931	1,705,033
Johnson & Johnson	5,106	1,357,430
Merck & Co., Inc.	11,321	1,672,791
Novartis AG - ADR	1,643	249,835
Pfizer, Inc.	43,132	1,227,537
Takeda Pharmaceutical Co. Ltd. - ADR	42,787	769,310
		10,482,752
REITS — 1.3%
Annaly Capital Management, Inc.	59,456	1,362,732

The accompanying notes are an integral part of the financial statements.
6

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (continued)

August 31, 2026

	Shares	Value
Retail — 0.6%
Cie Financiere Richemont SA - ADR	16,473	$390,245
Home Depot, Inc.	908	297,670
		687,915
Semiconductors — 3.9%
Analog Devices, Inc.	1,559	564,576
ASE Technology Holding Co. Ltd. - ADR	11,874	438,744
QUALCOMM, Inc.	4,906	836,375
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,320	1,794,183
Texas Instruments, Inc.	1,833	478,248
		4,112,126
Telecommunications — 1.8%
AT&T, Inc.	13,500	349,515
BCE, Inc.	16,440	387,819
Singapore Telecommunications Ltd. - ADR	17,975	641,528
Telenor ASA - ADR	13,114	192,776
Verizon Communications, Inc.	6,835	341,887
		1,913,525
Transportation — 2.0%
AP Moller - Maersk AS - ADR	14,333	239,648
United Parcel Service, Inc. - Class B	17,642	1,838,825
		2,078,473
TOTAL COMMON STOCKS (Cost $84,395,853)		96,315,017

EXCHANGE TRADED FUNDS — 9.0%
iShares Core MSCI Emerging Markets ETF	37,276	$3,046,567
iShares Emerging Markets Dividend ETF	93,538	3,307,504
WisdomTree Emerging Markets High Dividend Fund	58,657	3,263,675
TOTAL EXCHANGE TRADED FUNDS (Cost $8,436,100)		9,617,746

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 3.59% (b)	276,922	276,922
TOTAL MONEY MARKET FUNDS (Cost $276,922)		276,922

TOTAL INVESTMENTS — 99.8%
(Cost $93,108,875)		106,209,685
Other Assets in Excess of Liabilities — 0.2%		210,831
TOTAL NET ASSETS — 100.0%		$106,420,516

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
7

SGI ENHANCED GLOBAL INCOME ETF

Portfolio of Investments (concluded)

August 31, 2026

Allocation of Portfolio Holdings by Country as of August 31, 2026
(% of Net Assets)
United States	$55,122,773	52.1%
United Kingdom	6,631,629	6.1
Italy	5,335,105	4.9
Canada	5,332,197	4.9
Japan	4,997,707	4.7
France	4,963,334	4.7
Switzerland	3,939,884	3.7
Germany	3,703,924	3.5
Spain	3,195,881	3.0
Taiwan	2,232,927	2.1
Singapore	1,713,586	1.6
China	1,438,361	1.4
Hong Kong	1,109,840	1.0
Netherlands	1,076,645	1.0
Ireland	1,054,762	1.0
Australia	964,513	0.9
Sweden	934,224	0.9
Norway	586,069	0.6
Denmark	559,483	0.5
Brazil	461,995	0.4
Belgium	348,533	0.3
South Korea	311,850	0.3
Finland	194,463	0.2
Other Assets in Excess of Liabilities	210,831	0.2
	$106,420,516	100.0%

The accompanying notes are an integral part of the financial statements.
8

SGI ENHANCED CORE ETF

Portfolio of Investments

August 31, 2026

	Shares	Value
MONEY MARKET FUNDS — 99.1%
Fidelity Government Cash Reserves, 3.41% (a)	7,607,661	$7,607,661
First American Government Obligations Fund - Class X, 3.59% (a)	3,057,010	3,057,010
North Capital Treasury Money Market Fund - Institutional Class (a)	25,728,951	25,728,951
PIMCO Government Money Market Fund - Class M, 4.22% (a)	8,731,968	8,731,968
T Rowe Price US Treasury Money Fund, Inc. - Class I, 3.47% (a)	49,260	49,260
Vanguard Federal Money Market Fund - Class I, 3.62% (a)(b)	129,522,761	129,522,761
Vanguard Treasury Money Market Fund - Class I, 3.61% (a)(b)	128,245,456	128,245,456
TOTAL MONEY MARKET FUNDS (Cost $302,943,067)		302,943,067

TOTAL INVESTMENTS — 99.1%
(Cost $302,943,067)		302,943,067
Other Assets in Excess of Liabilities — 0.9%		2,845,055
TOTAL NET ASSETS — 100.0%		$305,788,122

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
9

SGI ENHANCED CORE ETF

SCHEDULE OF WRITTEN OPTIONS

August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)% (a)
Put Options — (0.0)% (a)
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,295.00 (b)(c)	$(768,614)	(1)	$(10)
TOTAL WRITTEN OPTIONS (Premiums received $10)			$(10)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.
10

SGI ENHANCED NASDAQ-100 ETF

Portfolio of Investments

August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 2.6%
Invesco QQQ Trust Series 1	3,000	$2,150,280
TOTAL EXCHANGE TRADED FUNDS (Cost $2,007,698)		2,150,280

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 60.2%
3.51%, 01/21/2027 (a)	$50,000,000	49,248,312
TOTAL U.S. TREASURY BILLS (Cost $49,329,346)		49,248,312

	Shares
MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 3.59% (b)	504,703	504,703
TOTAL MONEY MARKET FUNDS (Cost $504,703)		504,703

TOTAL INVESTMENTS — 63.4%
(Cost $51,841,747)		51,903,295
Other Assets in Excess of Liabilities — 36.6%		29,985,666
TOTAL NET ASSETS — 100.0%		$81,888,961

Par amount is presented in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of August 31, 2026.

(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
11

SGI ENHANCED NASDAQ-100 ETF

SCHEDULE OF WRITTEN OPTIONS

August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)% (a)
Put Options — (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 09/01/2026; Exercise Price: $7,295.00	$(1,537,228)	(2)	$(20)
Expiration: 09/01/2026; Exercise Price: $7,305.00	(6,148,912)	(8)	(120)
Expiration: 09/01/2026; Exercise Price: $7,400.00	(6,148,912)	(8)	(80)
Expiration: 09/01/2026; Exercise Price: $7,450.00	(6,148,912)	(8)	(100)
Total Put Options			(320)
TOTAL WRITTEN OPTIONS (Premiums received $485)			$(320)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.
12

SGI ENHANCED NASDAQ-100 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS

August 31, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Futures Contracts
Nasdaq-100 Index	136	09/18/2026	$80,275,360	$(3,523,731)
				(3,523,731)

	Contracts Sold
Micro E-Mini Nasdaq 100 Future Sept 2026	(7)	09/18/2026	413,182	(1,066)
				(1,066)
Net Unrealized Appreciation (Depreciation)				$(3,524,797)

The accompanying notes are an integral part of the financial statements.
13

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.5%
Automobiles & Components — 2.3%
General Motors Co.	4,634	$400,007
Tesla, Inc. (a)	15,046	5,536,176
		5,936,183
Banks — 4.1%
Bank of America Corp.	34,528	2,138,664
Citigroup, Inc.	9,374	1,233,806
JPMorgan Chase & Co.	14,184	5,049,788
US Bancorp	8,100	498,798
Wells Fargo & Co.	16,211	1,400,468
		10,321,524
Capital Goods — 4.2%
3M Co.	2,684	461,192
Boeing Co. (a)	4,097	851,274
Caterpillar, Inc.	2,410	1,921,903
Deere & Co.	1,307	855,967
Emerson Electric Co.	2,861	436,131
GE Vernova, Inc.	1,431	1,285,796
General Dynamics Corp.	1,274	473,100
General Electric Co.	5,425	1,821,227
Honeywell Aerospace, Inc. (a)	1,606	253,925
Honeywell International, Inc.	1,607	343,036
Lockheed Martin Corp.	979	549,444
RTX Corp.	6,923	1,438,115
		10,691,110
Consumer Discretionary Distribution & Retail — 6.2%
Amazon.com, Inc. (a)	51,476	13,371,921
Home Depot, Inc.	5,229	1,714,223
Lowe’s Cos., Inc.	2,859	585,237
		15,671,381
Consumer Durables & Apparel — 0.1%
NIKE, Inc. - Class B	6,401	250,023

Consumer Services — 1.0%
Booking Holdings, Inc.	4,259	847,924
McDonald’s Corp.	3,688	971,936
Starbucks Corp.	6,233	662,256
		2,482,116
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	2,229	2,103,931
Walmart, Inc. (b)	23,246	2,437,808
		4,541,739
Energy — 2.4%
Chevron Corp.	9,364	1,930,295
ConocoPhillips	5,980	792,290
ExxonMobil Holdings Corp.	20,649	3,323,457
		6,046,042
Equity REITs — 0.3%
American Tower Corp.	2,402	$422,031
Simon Property Group, Inc.	1,589	337,377
		759,408
Financial Services — 7.0%
American Express Co.	2,819	930,749
Bank of New York Mellon Corp.	3,573	576,253
Berkshire Hathaway, Inc. - Class B (a)(b)	9,496	4,786,269
Blackrock, Inc.	750	866,708
Capital One Financial Corp.	3,279	703,378
Charles Schwab Corp.	8,926	980,253
Goldman Sachs Group, Inc.	1,592	1,633,233
Mastercard, Inc. - Class A	4,295	2,531,086
Morgan Stanley	6,353	1,355,222
Visa, Inc. - Class A	8,750	3,319,488
		17,682,639
Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.	8,595	588,586
Coca-Cola Co.	19,681	1,745,114
Mondelez International, Inc. - Class A	6,357	394,579
PepsiCo, Inc.	6,824	957,680
Philip Morris International, Inc.	8,009	1,500,086
		5,186,045
Health Care Equipment & Services — 1.9%
Abbott Laboratories	8,837	975,251
CVS Health Corp.	6,671	626,474
Intuitive Surgical, Inc. (a)	1,854	698,699
Medtronic PLC	6,376	577,984
UnitedHealth Group, Inc.	4,864	1,894,090
		4,772,498
Household & Personal Products — 0.8%
Colgate-Palmolive Co.	4,010	360,178
Procter & Gamble Co.	11,907	1,727,944
		2,088,122
Materials — 0.4%
Linde PLC	2,332	1,141,701

Media & Entertainment — 11.3%
Alphabet, Inc. - Class A	56,774	19,266,257
Meta Platforms, Inc. - Class A	11,591	6,633,993
Netflix, Inc. (a)	20,961	1,698,889
Walt Disney Co. (b)	9,357	1,006,345
		28,605,484
Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
AbbVie, Inc.	8,645	2,216,751
Amgen, Inc. (b)	2,676	1,150,359
Bristol-Myers Squibb Co. (b)	10,169	679,391
Danaher Corp.	3,379	721,619

The accompanying notes are an integral part of the financial statements.
14

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

August 31, 2026 (Continued)

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 6.9% (continued)
Eli Lilly & Co.	4,055	$4,690,540
Gilead Sciences, Inc.	6,352	929,552
Johnson & Johnson (b)	12,092	3,214,658
Merck & Co., Inc.	12,143	1,794,249
Pfizer, Inc.	28,963	824,287
Thermo Fisher Scientific, Inc.	1,939	1,196,557
		17,417,963
Semiconductors & Semiconductor Equipment — 22.1%
Advanced Micro Devices, Inc. (a)	8,621	4,058,077
Applied Materials, Inc.	4,464	2,046,253
Broadcom, Inc.	25,299	9,369,232
Intel Corp. (a)	23,914	2,140,542
Lam Research Corp.	7,138	2,152,036
Micron Technology, Inc.	6,180	5,924,951
NVIDIA Corp.	127,968	28,252,775
QUALCOMM, Inc.	5,463	931,332
Texas Instruments, Inc.	4,668	1,217,928
		56,093,126
Software & Services — 11.2%
Accenture PLC - Class A	3,084	585,220
Adobe, Inc. (a)	2,101	615,152
International Business Machines Corp.	4,887	1,142,922
Intuit, Inc.	1,513	543,621
Microsoft Corp.	39,111	19,840,619
Oracle Corp.	9,132	1,361,764
Palantir Technologies, Inc. - Class A (a)	12,468	2,323,786
Salesforce, Inc. (b)	4,952	1,275,338
ServiceNow, Inc. (a)	5,682	840,879
		28,529,301
Technology Hardware & Equipment — 10.6%
Apple, Inc.	77,588	24,583,758
Cisco Systems, Inc.	19,955	2,204,828
		26,788,586
Telecommunication Services — 1.2%
AT&T, Inc.	35,363	915,548
Comcast Corp. - Class A	18,916	503,544
T-Mobile US, Inc.	2,400	433,056
Verizon Communications, Inc.	21,580	1,079,432
		2,931,580
Transportation — 1.0%
FedEx Corp.	1,125	368,325
Fedex Freight Holding Co., Inc. (a)	281	37,581
Uber Technologies, Inc. (a)	11,036	834,873
Union Pacific Corp. (b)	3,011	905,317
United Parcel Service, Inc. - Class B	4,060	423,174
		2,569,270
Utilities — 0.7%
Duke Energy Corp.	3,917	469,687
NextEra Energy, Inc.	10,520	866,217
Southern Co.	5,573	490,424
		1,826,328
TOTAL COMMON STOCKS (Cost $163,076,763)		252,332,169

The accompanying notes are an integral part of the financial statements.
15

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

August 31, 2026 (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0% (a)(c)
Put Options — 0.0% (c)
State Street SPDR S&P 500 ETF Trust (d)(e)
Expiration: 09/02/2026; Exercise Price: $690.00	$613,640,000	8,000	$4,000
Expiration: 09/03/2026; Exercise Price: $710.00	479,252,840	6,248	18,744
Expiration: 09/04/2026; Exercise Price: $680.00	613,640,000	8,000	24,000
TOTAL PURCHASED OPTIONS (Cost $72,992)			46,744

		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)		7,069,491	7,069,491
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,069,491)			7,069,491

		Shares
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 3.59% (f)		1,018,859	1,018,859
TOTAL MONEY MARKET FUNDS (Cost $1,018,859)			1,018,859

TOTAL INVESTMENTS — 102.7% (Cost $171,238,105)			260,467,263
Liabilities in Excess of Other Assets — (2.7)%			(6,764,467)
TOTAL NET ASSETS — 100.0%			$253,702,796

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $6,940,399.

(c)	Represents less than 0.05% of net assets.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
16

SGI ENHANCED MARKET LEADERS ETF

Portfolio of Investments

August 31, 2026 (Concluded)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)%
Put Options — (0.0)% (a)
Invesco QQQ Trust Series 1 (b)(c)
Expiration: 09/02/2026; Exercise Price: $650.00	$(430,056,000)	(6,000)	$(18,000)
Expiration: 09/02/2026; Exercise Price: $655.00	(143,352,000)	(2,000)	(4,000)
Expiration: 09/03/2026; Exercise Price: $655.00	(447,831,648)	(6,248)	(31,240)
Expiration: 09/04/2026; Exercise Price: $658.00	(246,708,792)	(3,442)	(30,978)
Expiration: 09/04/2026; Exercise Price: $659.00	(215,028,000)	(3,000)	(24,000)
Expiration: 09/04/2026; Exercise Price: $660.00	(71,676,000)	(1,000)	(9,000)
TOTAL WRITTEN OPTIONS (Premiums received $164,520)			$(117,218)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.
17

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

August 31, 2026

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF	SGI ENHANCED GLOBAL INCOME ETF
ASSETS:
Investments in unaffiliated securities, at value	$219,587,027	$70,500,880	$106,209,685
Investments in affiliated securities, at value	—	22,610,967	—
Cash and cash equivalents	420,258	37,271,085	—
Interest receivable	986	105,536	566
Security lending income receivable	567	5,671	—
Receivable for investments sold	—	—	—
Dividends receivable	133,532	—	265,940
Dividend tax reclaims receivable	—	—	10,976
Deposits at broker for option contracts	—	—	21,211
Deposits at broker for other investments	—	—	—
Prepaid expenses and other assets	—	—	268
Total assets	220,142,370	130,494,139	106,508,646

LIABILITIES:
Written options, at value	—	—	—
Payable upon return of securities loaned	7,774,878	22,413,069	—
Interest payable	—	—	—
Payable to Adviser	154,331	86,822	88,130
Total liabilities	7,929,209	22,499,891	88,130
NET ASSETS	$212,213,161	$107,994,248	$106,420,516

NET ASSETS CONSIST OF:
Paid-in capital	$199,210,262	$98,677,075	$97,709,696
Total distributable earnings	13,002,899	9,317,173	8,710,820
Total net assets	$212,213,161	$107,994,248	$106,420,516

Net assets	$212,213,161	$107,994,248	$106,420,516
Capital Shares issued and outstanding (100,000,000, 100,000,000, and 100,000,000 shares authorized, $0.001, $0.001 and $0.001 par value)	4,675,000	3,415,000	2,890,000
Net asset value per share	$45.39	$31.62	$36.82

COST:
Investments in unaffiliated securities, at cost	$194,772,482	$64,648,418	$93,108,875
Investments in affiliated securities, at cost	$—	$16,828,125	$—

PROCEEDS:
Written options premium received	$—	$—	$—

LOANED SECURITIES:
at value (included in investments)	$7,599,770	$21,911,282	$—

The accompanying notes are an integral part of the financial statements.
18

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (CONCLUDED)

August 31, 2026

	SGI ENHANCED CORE ETF	SGI Enhanced Nasdaq-100 ETF	SGI ENHANCED MARKET LEADERS ETF
ASSETS:
Investments in unaffiliated securities, at value	$302,943,067	$51,903,295	$260,467,263
Investments in affiliated securities, at value	—	—	—
Cash and cash equivalents	—	—	—
Interest receivable	425	12,595	902
Security lending income receivable	—	—	632
Receivable for investments sold	10	—	—
Dividends receivable	879,376	1,685	195,090
Dividend tax reclaims receivable	—	—	—
Deposits at broker for option contracts	2,218,271	—	568,139
Deposits at broker for other investments	—	30,039,325	—
Prepaid expenses and other assets	269	—	—
Total assets	306,041,418	81,956,900	261,232,026

LIABILITIES:
Written options, at value	10	320	117,218
Payable upon return of securities loaned	—	—	7,069,491
Interest payable	—	—	234,773
Payable to Adviser	253,286	67,619	107,748
Total liabilities	253,296	67,939	7,529,230
NET ASSETS	$305,788,122	$81,888,961	$253,702,796

NET ASSETS CONSIST OF:
Paid-in capital	$304,467,119	$70,694,935	$165,464,405
Total distributable earnings	1,321,003	11,194,026	88,238,391
Total net assets	$305,788,122	$81,888,961	$253,702,796

Net assets	$305,788,122	$81,888,961	$253,702,796
Capital Shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001 and $0.001 par value)	11,975,000	2,570,000	6,920,830
Net asset value per share	$25.54	$31.86	$36.66

COST:
Investments in unaffiliated securities, at cost	$302,943,067	$51,841,747	$171,238,105
Investments in affiliated securities, at cost	$—	$—	$—

PROCEEDS:
Written options premium received	$10	$485	$164,520

LOANED SECURITIES:
at value (included in investments)	$—	$—	$6,940,399

The accompanying notes are an integral part of the financial statements.
19

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE Year ENDED August 31, 2026

	SGI U.S. Large Cap CORE ETF	SGI DYNAMIC TACTICAL ETF	SGI ENHANCED GLOBAL INCOME ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,422,730	$621,620	$3,379,134
Less: dividend withholding taxes	—	—	(313,995)
Dividend income from affiliated securities	—	246,592	—
Interest income	9,031	493,994	9,139
Securities lending income	5,880	32,998	—
Total investment income	1,437,641	1,395,204	3,074,278

EXPENSES:
Investment advisory fee	1,272,104	787,813	875,061
Interest expense	—	—	3,149
Total expenses	1,272,104	787,813	878,210
NET INVESTMENT INCOME	165,537	607,391	2,196,068

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(8,071,694)	(1,049,378)	(4,690,443)
Investments in affiliated securities	—	(471,501)	—
In-kind redemptions in unaffiliated securities	31,328,899	2,753,377	14,865,902
In-kind redemptions in affiliated securities	—	199,938	—
Written options	—	—	1,318,635
Futures contracts	—	—	—
Distributions received from other investment companies	—	346,263	—
Net realized gain (loss)	23,257,205	1,778,699	11,494,094
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	15,620,370	4,332,749	8,056,813
Investments in affiliated securities	—	4,217,628	—
Written options	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation (depreciation)	15,620,370	8,550,377	8,056,813
Net realized and unrealized gain (loss)	38,877,575	10,329,076	19,550,907
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,043,112	$10,936,467	$21,746,975

The accompanying notes are an integral part of the financial statements.
20

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (CONCLUDED)

FOR THE Year ENDED August 31, 2026

	SGI ENHANCED CORE ETF	SGI Enhanced Nasdaq-100 ETF	SGI ENHANCED MARKET LEADERS ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$12,399,645	$32,345	$2,340,014
Less: dividend withholding taxes	—	—	—
Dividend income from affiliated securities	—	—	—
Interest income	196,214	1,694,001	1,439
Securities lending income	—	—	1,290
Total investment income	12,595,859	1,726,346	2,342,743

EXPENSES:
Investment advisory fee	3,354,947	654,329	1,082,349
Interest expense	254	264,889	351,982
Total expenses	3,355,201	919,218	1,434,331
NET INVESTMENT INCOME	9,240,658	807,128	908,412

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,139,735)	(2,587)	(1,447,702)
Investments in affiliated securities	—	—	—
In-kind redemptions in unaffiliated securities	—	—	94,821,614
In-kind redemptions in affiliated securities	—	—	—
Written options	11,982,322	2,344,759	1,262,454
Futures contracts	43,781	18,663,627	—
Distributions received from other investment companies	—	—	—
Net realized gain (loss)	10,886,368	21,005,799	94,636,366
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	410	57,320	(52,680,357)
Investments in affiliated securities	—	—	—
Written options	2,136	165	47,302
Futures contracts	—	(5,763,123)	—
Net change in unrealized appreciation (depreciation)	2,546	(5,705,638)	(52,633,055)
Net realized and unrealized gain (loss)	10,888,914	15,300,161	42,003,311
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,129,572	$16,107,289	$42,911,723

The accompanying notes are an integral part of the financial statements.
21

SGI U.S. LARGE CAP CORE ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$165,537	$318,854
Net realized gain (loss)	23,257,205	3,783,398
Net change in unrealized appreciation (depreciation)	15,620,370	3,835,475
Net increase (decrease) in net assets from operations	39,043,112	7,937,727

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(260,873)	(7,743,637)
Total distributions to shareholders	(260,873)	(7,743,637)

CAPITAL TRANSACTIONS:
Shares sold	210,265,431	105,666,696
Shares redeemed	(131,434,343)	(103,552,522)
Net increase (decrease) in net assets from capital transactions	78,831,088	2,114,174

NET INCREASE (DECREASE) IN NET ASSETS	117,613,327	2,308,264

NET ASSETS:
Beginning of the year	94,599,834	92,291,570
End of the year	$212,213,161	$94,599,834

SHARES TRANSACTIONS
Shares sold	5,245,000	3,090,000
Shares redeemed	(3,225,000)	(3,055,000)
Total increase (decrease) in shares outstanding	2,020,000	35,000

The accompanying notes are an integral part of the financial statements.
22

SGI DYNAMIC TACTICAL ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$607,391	$902,257
Net realized gain (loss)	1,778,699	3,404,248
Net change in unrealized appreciation (depreciation)	8,550,377	(2,200,409)
Net increase (decrease) in net assets from operations	10,936,467	2,106,096

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,095,496)	(5,828,622)
Total distributions to shareholders	(1,095,496)	(5,828,622)

CAPITAL TRANSACTIONS:
Shares sold	65,474,542	53,828,580
Shares redeemed	(32,971,557)	(44,064,499)
Net increase (decrease) in net assets from capital transactions	32,502,985	9,764,081

NET INCREASE (DECREASE) IN NET ASSETS	42,343,956	6,041,555

NET ASSETS:
Beginning of the year	65,650,292	59,608,737
End of the year	$107,994,248	$65,650,292

SHARES TRANSACTIONS
Shares sold	2,230,000	1,860,000
Shares redeemed	(1,120,000)	(1,505,000)
Total increase (decrease) in shares outstanding	1,110,000	355,000

The accompanying notes are an integral part of the financial statements.
23

SGI ENHANCED GLOBAL INCOME ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$2,196,068	$1,908,801
Net realized gain (loss)	11,494,094	5,653,226
Net change in unrealized appreciation (depreciation)	8,056,813	2,506,870
Net increase (decrease) in net assets from operations	21,746,975	10,068,897

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,952,311)	(2,819,840)
Total distributions to shareholders	(1,952,311)	(2,819,840)

CAPITAL TRANSACTIONS:
Shares sold	83,229,632	110,834,454
Shares redeemed	(79,988,945)	(102,936,974)
Net increase (decrease) in net assets from capital transactions	3,240,687	7,897,480

NET INCREASE (DECREASE) IN NET ASSETS	23,035,351	15,146,537

NET ASSETS:
Beginning of the year	83,385,165	68,238,628
End of the year	$106,420,516	$83,385,165

SHARES TRANSACTIONS
Shares sold	2,525,000	4,090,000
Shares redeemed	(2,490,000)	(3,780,000)
Total increase (decrease) in shares outstanding	35,000	310,000

The accompanying notes are an integral part of the financial statements.
24

SGI ENHANCED CORE ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$9,240,658	$10,097,411
Net realized gain (loss)	10,886,368	7,128,486
Net change in unrealized appreciation (depreciation)	2,546	(3,749)
Net increase (decrease) in net assets from operations	20,129,572	17,222,148

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(21,857,025)	(16,948,939)
Total distributions to shareholders	(21,857,025)	(16,948,939)

CAPITAL TRANSACTIONS:
Shares sold	66,572,135	392,395,053
Shares redeemed	(248,148,168)	(32,833,689)
Net increase (decrease) in net assets from capital transactions	(181,576,033)	359,561,364

NET INCREASE (DECREASE) IN NET ASSETS	(183,303,486)	359,834,573

NET ASSETS:
Beginning of the year	489,091,608	129,257,035
End of the year	$305,788,122	$489,091,608

SHARES TRANSACTIONS
Shares sold	2,585,000	15,295,000
Shares redeemed	(9,640,000)	(1,275,000)
Total increase (decrease) in shares outstanding	(7,055,000)	14,020,000

The accompanying notes are an integral part of the financial statements.
25

SGI ENHANCED NASDAQ-100 ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$807,128	$551,786
Net realized gain (loss)	21,005,799	1,267,468
Net change in unrealized appreciation (depreciation)	(5,705,638)	2,341,213
Net increase (decrease) in net assets from operations	16,107,289	4,160,467

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,445,430)	(665,909)
Total distributions to shareholders	(8,445,430)	(665,909)

CAPITAL TRANSACTIONS:
Shares sold	48,637,270	26,686,541
Shares redeemed	(12,664,869)	(2,479,910)
Net increase (decrease) in net assets from capital transactions	35,972,401	24,206,631

NET INCREASE (DECREASE) IN NET ASSETS	43,634,260	27,701,189

NET ASSETS:
Beginning of the year	38,254,701	10,553,512
End of the year	$81,888,961	$38,254,701

SHARES TRANSACTIONS
Shares sold	1,690,000	985,000
Shares redeemed	(420,000)	(100,000)
Total increase (decrease) in shares outstanding	1,270,000	885,000

The accompanying notes are an integral part of the financial statements.
26

SGI ENHANCED MARKET LEADERS ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE PERIOD ENDED AUGUST 31, 2025	FOR THE Year ENDED December 31, 2024
OPERATIONS:
Net investment income (loss)	$908,412	$1,289,163	$2,208,685
Net realized gain (loss)	94,636,366	29,391,448	7,497,629
Net change in unrealized appreciation (depreciation)	(52,633,055)	(12,655,189)	11,040,746
Net increase (decrease) in net assets from operations	42,911,723	18,025,422	20,747,060

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,430,073)	(979,728)	(2,235,984)
Total distributions to shareholders	(2,430,073)	(979,728)	(2,235,984)

CAPITAL TRANSACTIONS:
Shares sold	136,223,139	23,340,057	213,842
Shares issued from reinvestment of distributions	—	54,221	—
Shares redeemed	(108,712,468)	(30,145,101)	(7,784,477)
Net increase (decrease) in net assets from capital transactions	27,510,671	(6,750,823)	(7,570,635)

NET INCREASE (DECREASE) IN NET ASSETS	67,992,321	10,294,871	10,940,441

NET ASSETS:
Beginning of the year	185,710,475	175,415,604	164,475,163
End of the year	$253,702,796	$185,710,475	$175,415,604

SHARES TRANSACTIONS (a)
Shares sold	4,240,000	780,000	7,809
Shares issued from reinvestment of distributions	—	1,983	—
Shares redeemed	(3,400,000)	(1,006,362)	(293,520)
Total increase (decrease) in shares outstanding	840,000	(224,379)	(285,711)

(a)	Share activity prior to April 21, 2025 has been adjusted to reflect the impact of the 40.4632 for 1 share split that occurred on that date.

The accompanying notes are an integral part of the financial statements.
27

SGI U.S. LARGE CAP CORE ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$35.63	$35.23	$28.01	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.04	0.12	0.19	0.11
Net realized and unrealized gain (loss) on investments (c)	9.81	3.13	7.47	2.90
Total from investment operations	9.85	3.25	7.66	3.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.26)	(0.07)	—
Net realized gains	—	(2.59)	(0.37)	—
Total distributions	(0.09)	(2.85)	(0.44)	—
Net asset value, end of period	$45.39	$35.63	$35.23	$28.01

TOTAL RETURN (d)	27.69%	9.99%	27.67%	12.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$212,213	$94,600	$92,292	$98,025
Ratio of expenses to average net assets (e)(f)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (e)(f)	0.11%	0.35%	0.61%	1.01%
Portfolio turnover rate (d)(g)	97%	145%	225%	95%

(a)	Inception date of the Fund was March 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
28

SGI DYNAMIC TACTICAL ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.48	$30.57	$25.98	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.22	0.42	0.22	0.13
Net realized and unrealized gain (loss) on investments (c)	3.40	0.49	4.61	0.85
Total from investment operations	3.62	0.91	4.83	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(1.30)	(0.24)	—
Net realized gains	—	(1.70)	—	—
Total distributions	(0.48)	(3.00)	(0.24)	—
Net asset value, end of period	$31.62	$28.48	$30.57	$25.98

TOTAL RETURN (d)	12.85%	3.25%	18.75%	3.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$107,994	$65,650	$59,609	$110,395
Ratio of expenses to average net assets (e)(f)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (e)(f)	0.73%	1.44%	0.82%	1.18%
Portfolio turnover rate (d)(g)	76%	108%	167%	66%

(a)	Inception date of the Fund was March 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
29

SGI ENHANCED GLOBAL INCOME ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2026		For the Year Ended August 31, 2025	For the period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$29.21		$26.81	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.81		0.67	0.32
Net realized and unrealized gain (loss) on investments (c)	7.54		2.73	1.68
Total from investment operations	8.35		3.40	2.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)		(0.69)	(0.19)
Net realized gains	(0.04)		(0.31)	—
Total distributions	(0.74)		(1.00)	(0.19)
Net asset value, end of period	$36.82		$29.21	$26.81

TOTAL RETURN (d)	29.00%		13.11%	8.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$106,421		$83,385	$68,239
Ratio of expenses to average net assets (e)(f)	0.98%		1.00%	1.14%
Ratio of interest expense to average net assets (e)(f)	0.00	%(g)	0.02%	—
Ratio of net investment income (loss) to average net assets (e)(f)	2.46%		2.47%	2.46%
Portfolio turnover rate (d)(h)	85%		231%	158%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
30

SGI ENHANCED CORE ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2026		For the Year Ended August 31, 2025	For the period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.70		$25.80	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.69		0.84	0.53
Net realized and unrealized gain (loss) on investments (c)	0.81		0.75	0.49
Total from investment operations	1.50		1.59	1.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)		(0.97)	(0.22)
Net realized gains	(0.93)		(0.72)	—
Total distributions	(1.66)		(1.69)	(0.22)
Net asset value, end of period	$25.54		$25.70	$25.80

TOTAL RETURN (d)	5.98%		6.34%	4.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$305,788		$489,092	$129,257
Ratio of expenses to average net assets (e)	0.98%		0.98%	0.99%
Ratio of interest expense to average net assets (e)	0.00	%(f)	—	—
Ratio of net investment income (loss) to average net assets (e)	2.70%		3.27%	4.16%
Portfolio turnover rate (d)(g)	0%		0%	0%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
31

SGI ENHANCED NASDAQ-100 ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$29.43	$25.43	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.36	0.59	0.15
Net realized and unrealized gain (loss) on investments (c)	6.97	4.18	0.28
Total from investment operations	7.33	4.77	0.43

LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.52)	—
Net realized gains	(4.56)	(0.25)	—
Total distributions	(4.90)	(0.77)	—
Net asset value, end of period	$31.86	$29.43	$25.43

TOTAL RETURN (d)	27.52%	19.08%	1.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$81,889	$38,255	$10,554
Ratio of expenses to average net assets (e)(f)	1.38%	0.98%	1.18%
Ratio of interest expense to average net assets (e)(f)	0.40%	—	—
Ratio of net investment income (loss) to average net assets (e)(f)	1.21%	2.17%	2.80%
Portfolio turnover rate (d)(g)	75%	0%	0%

(a)	Inception date of the Fund was June 13, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
32

SGI ENHANCED MARKET LEADERS ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2026	For the period Ended August 31, 2025(i)**		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER SHARE DATA*:

Net asset value, beginning of period	$30.54	$27.82		$24.95		$21.34	$25.33	$21.25

INVESTMENT OPERATIONS:
Net investment income (a)	0.14	0.21		0.34		0.34	0.34	0.26
Net realized and unrealized gain (loss) on investments (b)	6.38	2.67		2.88		3.62	(3.98)	4.09
Total from investment operations	6.52	2.88		3.22		3.96	(3.64)	4.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.16)		(0.35)		(0.35)	(0.35)	(0.27)
Return of capital	(0.19)	—		(0.00	)(c)	—	—	—
Total distributions	(0.40)	(0.16)		(0.35)		(0.35)	(0.35)	(0.27)
Net asset value, end of period	$36.66	$30.54		$27.82		$24.95	$21.34	$25.33

TOTAL RETURN (d)	21.48%	10.39%		12.92%		18.71%	(14.34)%	20.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$253,703	$185,710		$175,416		$164,475	$161,818	$213,527
Ratio of expenses to average net assets (e)(f)
Before expense reimbursement/recoupment(e)	0.66%	0.59%		0.48%		0.52%	0.47%	0.56%
After expense reimbursement/recoupment (e)	0.66%	0.59%		0.48%		0.52%	0.47%	0.57%
Ratio of interest expense to average net assets (e)(f)	0.16%	0.00	%(g)	0.00%		0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets (e)(f)	0.42%	1.10%		1.29%		1.51%	1.53%	1.11%
Portfolio turnover rate (d)(h)	42%	13%		0%		0%	0%	0%

(*)	Per share amounts have been adjusted to reflect the impact of the 40.4632 for 1 share split that occurred April 21, 2025.
(**)

Effective as of the close of business on May 2, 2025, the Fund acquired all the assets and liabilities of the Chestnut Street Exchange Fund (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Effective August 31, 2025, the Fund changed its fiscal year end date to August 31.

The accompanying notes are an integral part of the financial statements.
33

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF and SGI Enhanced Market Leaders ETF (formerly the “Chestnut Street Exchange Fund”) (each, a “Fund” and collectively, the “Funds”), which commenced investment operations on March 30, 2023, March 29, 2023, February 28, 2024, February 28, 2024, June 13, 2024 and May 5, 2025, respectively.

The investment objective of the SGI U.S. Large Cap Core ETF and the SGI Dynamic Tactical ETF is to provide long-term capital appreciation. The investment objective of the SGI Enhanced Global Income ETF and the SGI Enhanced Nasdaq-100 ETF is to seek income and capital appreciation. The investment objective of the SGI Enhanced Core ETF is to seek income. The investment objective of the SGI Enhanced Market Leaders ETF is to seek capital appreciation and current income.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Funds is August 31, 2026 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES – SGI Dynamic Tactical ETF pursues its investment objective by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). SGI Enhanced Global Income ETF and SGI Enhanced Nasdaq-100 ETF also may invest in underlying funds pursuant to their respective investment strategies. When a Fund invests in underlying funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of underlying funds, their performances are directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the underlying funds in direct proportion to the amount of assets the Funds allocate to the underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds. Information about underlying funds in the underlying funds’ annual or semiannual report to shareholders can be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in ETFs are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.

34

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2026

Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” and members thereof, the “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit Global Investments, LLC (the “Adviser” or “Summit”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

SGI U.S. LARGE CAP CORE ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$211,812,149	$—	$—	$211,812,149
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,774,878
Total Investments	$211,812,149	$—	$—	$219,587,027

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

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August 31, 2026

SGI DYNAMIC TACTICAL ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$70,698,778	$—	$—	$70,698,778
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	22,413,069
Total Investments	$70,698,778	$—	$—	$93,111,847

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SGI ENHANCED GLOBAL INCOME ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$96,315,017	$—	$—	$96,315,017
Exchange Traded Funds	9,617,746	—	—	9,617,746
Money Market Funds	276,922	—	—	276,922
Total Investments	$106,209,685	$—	$—	$106,209,685

SGI ENHANCED CORE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$302,943,067	$—	$—	$302,943,067
Total Investments	$302,943,067	$—	$—	$302,943,067

Liabilities:
Investments:
Written Options	$—	$(10)	$—	$(10)
Total Investments	$—	$(10)	$—	$(10)

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August 31, 2026

SGI ENHANCED NASDAQ-100 ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$2,150,280	$—	$—	$2,150,280
U.S. Treasury Bills	—	49,248,312	—	49,248,312
Money Market Funds	504,703	—	—	504,703
Total Investments	$2,654,983	$49,248,312	$—	$51,903,295

Liabilities:
Investments:
Written Options	$—	$(320)	$—	$(320)
Total Investments	$—	$(320)	$—	$(320)

Other Financial Instruments:
Futures Contracts*	$(3,524,797)	$—	$—	$(3,524,797)
Total Other Financial Instruments	$(3,524,797)	$—	$—	$(3,524,797)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

SGI Enhanced Market Leaders ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$252,332,169	$—	$—	$252,332,169
Purchased Options	—	46,744	—	46,744
Investments Purchased with Proceeds from Securities Lending (a)	—	—	—	7,069,491
Money Market Funds	1,018,859	—	—	1,018,859
Total Investments	$253,351,028	$46,744	$—	$260,467,263

Liabilities:
Investments:
Written Options	$—	$(117,218)	$—	$(117,218)
Total Investments	$—	$(117,218)	$—	$(117,218)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

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Notes to Financial Statements (Continued)

August 31, 2026

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Funds used during the current fiscal period include options and futures contracts.

During the current fiscal period, the SGI Enhanced Global Income ETF used options contracts to seek income and capital appreciation in accordance with its investment objective.

During the current fiscal period, the SGI Enhanced Core ETF used options contracts and futures contracts to seek income in accordance with its investment objective.

During the current fiscal period, the SGI Enhanced Nasdaq-100 ETF used futures contracts and options contracts to seek capital appreciation and income in accordance with its investment objective.

During the current fiscal period, the SGI Enhanced Market Leaders ETF used options contracts to seek capital appreciation and income in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Funds’ derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Funds’ derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Liability Derivatives
SGI Enhanced Core ETF	Written Options	Written options, at value	$(10)
Total Value - Liabilities			$(10)

SGI Enhanced Nasdaq-100 ETF	Written Options	Written options, at value	$(320)
Total Value - Liabilities			$(320)

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Notes to Financial Statements (Continued)

August 31, 2026

FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
SGI Enhanced Market Leaders ETF	Written Options	Written options, at value	$(117,218)
Total Value - Liabilities			$(117,218)

SGI Enhanced Nasdaq-100 ETF	Futures Contracts (a)	Unrealized depreciation on futures contracts	(3,524,797)
Total Value - Liabilities			$(3,524,797)

(a)	This amount represents the cumulative appreciation/(depreciation) of futures contracts as reported on the Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Realized Gain (Loss)
SGI Enhanced Global Income ETF	Written Options	Net realized gain/(loss) from written options	$1,318,635
Total Realized Gain/(Loss)			$1,318,635

SGI Enhanced Core ETF	Written Options	Net realized gain/(loss) from written options	$11,982,322
SGI Enhanced Core ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	43,781
Total Realized Gain/(Loss)			$12,026,103

SGI Enhanced Nasdaq-100 ETF	Written Options	Net realized gain/(loss) from written options	$2,344,759
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net realized gain/(loss) from futures contracts	18,663,627
Total Realized Gain/(Loss)			$21,008,386

SGI Enhanced Market Leaders ETF	Written Options	Net realized gain/(loss) from written options	$1,262,454
Total Realized Gain/(Loss)			$1,262,454

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period.

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Change in Unrealized Appreciation/(Depreciation)
SGI Enhanced Core ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	$2,136
Total Change in Unrealized Appreciation/(Depreciation)			$2,136

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Notes to Financial Statements (Continued)

August 31, 2026

FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
SGI Enhanced Nasdaq-100 ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	$165
SGI Enhanced Nasdaq-100 ETF	Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(5,763,123)
Total Change in Unrealized Appreciation/(Depreciation)			$(5,762,958)

SGI Enhanced Market Leaders ETF	Written Options	Net change in unrealized appreciation/(depreciation) on written options	$47,302
Total Change in Unrealized Appreciation/(Depreciation)			$47,302

During the current fiscal period, the Funds’ quarterly average volume of derivatives was as follows:

FUND	WRITTEN OPTIONS (PREMIUMS RECEIVED)	Purchased Options (Cost)	LONG FUTURES NOTIONAL AMOUNT	Short FUTURES NOTIONAL AMOUNT
SGI Enhanced Core ETF	$10,614	$462	$—	$—
SGI Enhanced Nasdaq-100 ETF	4,370	—	65,572,421	(82,636)
SGI Enhanced Market Leaders ETF	38,482	17,762	—	—

For financial reporting purposes, the Funds do not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty and master netting arrangement.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is liable and responsible for administrator fees, custody, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least quarterly to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

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SUMMIT GLOBAL INVESTMENTS

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August 31, 2026

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Sec Rule 18f-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Funds, as full derivatives users (as defined in Rule 18f-4), are subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule 18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

WRITTEN OPTIONS — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option are adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

FUTURES CONTRACTS — The Funds use futures contracts in the normal course of pursuing their investment objectives. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, a Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss.

Cash and cash equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

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Notes to Financial Statements (Continued)

August 31, 2026

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the Adviser to the Funds. SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Funds pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). Prior to May 5, 2025, pursuant to an investment advisory agreement with Mitchell Sinkler & Starr, Inc. (“MS&S”) on behalf of the Managing General Partners of the Predecessor Fund (the “Prior Advisory Agreement”), the Predecessor Fund compensated MS&S at an annual rate of 0.10% of the average daily net assets of the Predecessor Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of each Fund (each, an “Investment Advisory Agreement” and together, the “Investment Advisory Agreements”). The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.85%, 0.95%, 0.98%, 0.98%, 0.98%, and 0.50% of the average daily net assets of the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF, the SGI Enhanced Nasdaq-100 ETF and the SGI Enhanced Market Leaders ETF, respectively. The fee is paid monthly in arrears. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the costs of sub-advisory fees to SG Trading Solutions, transfer agency, custody, fund administration, legal, audit and other services. However, under each Investment Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser implements rigorous quantitative and fundamental analysis to achieve best execution and is subject to oversight by the Adviser and the Board. Under the Sub-Advisory Agreement, the Sub-Adviser receives a fee from the Adviser, calculated daily and paid monthly, equal to 0.05% of the average daily net assets of each Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (the “Distributor”), a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

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Notes to Financial Statements (Continued)

August 31, 2026

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

FUND	ADVISORY FEES
SGI U.S. Large Cap Core ETF	$1,272,104
SGI Dynamic Tactical ETF	787,813
SGI Enhanced Global Income ETF	875,061
SGI Enhanced Core ETF	3,354,947
SGI Enhanced Nasdaq-100 ETF	654,329
SGI Enhanced Market Leaders ETF	1,082,349

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions, short-term investments and derivative transactions) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$146,658,331	$146,838,779
SGI Dynamic Tactical ETF	52,714,786	86,789,120
SGI Enhanced Global Income ETF	79,366,306	75,370,186
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	3,375,166	1,382,842
SGI Enhanced Market Leaders ETF	97,761,370	89,985,069

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Core ETF	$209,826,331	$130,121,132
SGI Dynamic Tactical ETF	62,566,223	32,837,531
SGI Enhanced Global Income ETF	79,462,391	78,347,110
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—
SGI Enhanced Market Leaders ETF	127,265,538	108,620,449

4. SHARE TRANSACTIONS

Shares of the SGI U.S. Large Cap Core ETF are listed and traded on the NYSE. Shares of the SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF and SGI Enhanced Market Leaders ETF are listed and traded on the NASDAQ, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have

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Notes to Financial Statements (CONtinued)

August 31, 2026

executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300 payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital share transactions section of the Statements of Changes in Net Assets. Each Fund may issue 100,000,000 shares of beneficial interest with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the SGI U.S. Large Cap Core ETF, the SGI Dynamic Tactical ETF, the SGI Enhanced Global Income ETF, the SGI Enhanced Core ETF, the SGI Enhanced Nasdaq-100 ETF and the SGI Enhanced Market Leaders ETF were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Core ETF	$199,106,125	$28,768,368	$(8,287,466)	$20,480,902
SGI Dynamic Tactical ETF	82,363,295	11,690,995	(942,444)	10,748,551
SGI Enhanced Global Income ETF	95,437,169	14,284,300	(3,511,784)	10,772,516
SGI Enhanced Core ETF	302,943,067	—	—	—
SGI Enhanced Nasdaq-100 ETF	51,842,235	142,836	(81,776)	61,060
SGI Enhanced Market Leaders ETF	172,329,207	95,346,405	(7,161,047)	88,185,358

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

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Notes to Financial Statements (CONtinued)

August 31, 2026

The following permanent differences as of August 31, 2026, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
SGI U.S. Large Cap Core ETF	$(28,404,568)	$28,404,568
SGI Dynamic Tactical ETF	(2,718,386)	2,718,386
SGI Enhanced Global Income ETF	(13,115,213)	13,115,213
SGI Enhanced Core ETF	—	—
SGI Enhanced Nasdaq-100 ETF	—	—
SGI Enhanced Market Leaders ETF	(94,779,851)	94,779,851

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS
SGI U.S. Large Cap Core ETF	$—	$—	$(7,478,003)	$—	$—	$20,480,902	$13,002,899
SGI Dynamic Tactical ETF	—	—	(1,431,378)	—	—	10,748,551	9,317,173
SGI Enhanced Global Income ETF	408,042	—	(2,469,738)	—	—	10,772,516	8,710,820
SGI Enhanced Core ETF	260,971	1,060,032	—	—	—	—	1,321,003
SGI Enhanced Nasdaq-100 ETF	4,605,291	6,527,675	—	—	—	61,060	11,194,026
SGI Enhanced Market Leaders ETF	53,033	—	—	—	—	88,185,358	88,238,391

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2026 was as follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	Total
SGI U.S. Large Cap Core ETF	$260,873	$—	$260,873
SGI Dynamic Tactical ETF	1,095,496	—	1,095,496
SGI Enhanced Global Income ETF	1,857,131	95,180	1,952,311
SGI Enhanced Core ETF	13,818,230	8,038,795	21,857,025
SGI Enhanced Nasdaq-100 ETF	3,791,391	4,654,039	8,445,430
SGI Enhanced Market Leaders ETF	1,928,210	501,863	2,430,073

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Notes to Financial Statements (CONtinued)

August 31, 2026

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Core ETF	$7,694,442	$49,195	$7,743,637
SGI Dynamic Tactical ETF	4,326,673	1,501,949	5,828,622
SGI Enhanced Global Income ETF	2,298,906	520,934	2,819,840
SGI Enhanced Core ETF	14,134,310	2,814,629	16,948,939
SGI Enhanced Nasdaq-100 ETF	559,159	106,750	665,909
SGI Enhanced Market Leaders ETF	979,728	—	979,728

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

As of August 31, 2026, the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF and SGI Enhanced Global Income ETF had short-term post-enactment capital losses of $6,633,155, $1,431,378 and $2,469,738, respectively. As of August 31, 2026, the SGI U.S. Large Cap Core ETF had long-term post-enactment capital losses of $844,848.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. As of August 31, 2026, none of the Funds had post-October capital losses or late-year ordinary losses.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, whose investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds

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Notes to Financial Statements (CONtinued)

August 31, 2026

to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
SGI U.S. Large Cap Core ETF	$7,599,770	$7,774,878	$5,880
SGI Dynamic Tactical ETF	21,911,282	22,413,069	32,998
SGI Enhanced Market Leaders ETF	6,940,399	7,069,491	1,290

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”), which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to an MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]

SGI U.S. Large Cap Core ETF	$7,599,770	$—	$7,599,770	$(7,599,770)	$—	$—
SGI Dynamic Tactical ETF	21,911,282	—	21,911,282	(21,911,282)	—	—
SGI Enhanced Market Leaders ETF	6,940,399	—	6,940,399	(6,940,399)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

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Notes to Financial Statements (Continued)

August 31, 2026

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act) are met. As defined in Section 2(a)(3) of the 1940 Act, such issuers are:

	AUGUST 31, 2025		ADDITIONS		REDUCTIONS
ISSUER NAME	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE
SGI Dynamic Tactical ETF
SGI Enhanced Core ETF	725,806	$18,656,843	339,614	$8,723,105	(1,065,420)	$(27,305,349)
SGI U.S. Large Cap Core ETF	375,638	13,395,251	420,413	16,374,138	(297,353)	(11,179,086)
	1,101,444	$32,052,094	760,027	$25,097,243	(1,362,773)	$(38,484,435)

	August 31, 2026
ISSUER NAME	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	VALUE	COST
SGI Dynamic Tactical ETF
SGI Enhanced Core ETF	$213,300	$346,263	$(28,031)	$(46,568)	—	$—	$—
SGI U.S. Large Cap Core ETF	33,292	—	4,245,659	(224,995)	498,698	22,610,967	16,828,125
	$246,592	$346,263	$4,217,628	$(271,563)	498,698	$22,610,967	$16,828,125

8. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Company’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as the independent registered public accounting firm for the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF and SGI Enhanced Nasdaq-100 ETF (for this section only, each a “Fund”) and selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for each Fund. The reports by E&Y on the financial statements of each Fund for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or

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Notes to Financial Statements (CONCLUDED)

August 31, 2026

practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During each Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, neither the Fund nor anyone on its behalf consulted with Tait on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on each Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

10. SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there were the following subsequent events:

The Funds paid the following distributions:

Fund	Record Date	Ex Date	Pay Date	Distribution Rate Per Share	SHORT-TERM CAPITAL GAIN
SGI Enhanced Global Income ETF	9/28/2026	9/28/2026	9/29/2026	$0.15	—
SGI Enhanced Core ETF	9/28/2026	9/28/2026	9/29/2026	$0.05	$0.01
SGI Enhanced Core ETF	10/27/2026	10/27/2026	10/28/2026	$0.07	$0.02
SGI Enhanced Nasdaq-100 ETF	9/28/2026	9/28/2026	9/29/2026	$0.08	—
SGI Enhanced Market Leaders ETF	9/28/2026	9/28/2026	9/29/2026	$0.04	—

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Directors of
The RBB Fund, Inc.
and the Shareholders of the SGI Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF, and SGI Enhanced Market Leaders ETF (formerly Chestnut Street Exchange Fund) (the “Funds”), each a series of The RBB Fund, Inc., including the schedules of investments, as of August 31, 2026, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Global Income ETF, SGI Enhanced Core ETF, SGI Enhanced Nasdaq-100 ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the two years in the period ended August 31, 2026
SGI Enhanced Market Leaders ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the eight-month period ended August 31, 2025	For the year ended August 31, 2026 and for the eight-month period ended August 31, 2025

The Funds’ financial statements and financial highlights indicated in the table below, were audited by other auditors, whose reports dated as outlined below expressed unqualified opinions on those financial statements and financial highlights.

Fund	Other Auditors Report Date	Statements of Changes in Net Assets	Financial Highlights
SGI U.S. Large Cap Core ETF	October 30, 2024	N/A	For the year ended August 31, 2024 and for the period March 30, 2023 (commencement of operations) through August 31, 2023
SGI Dynamic Tactical ETF	October 30, 2024	N/A	For the year ended August 31, 2024 and for the period March 29, 2023 (commencement of operations) through August 31, 2023
SGI Enhanced Global Income ETF and SGI Enhanced Core ETF	October 30, 2024	N/A	For the period February 28, 2024 (commencement of operations) through August 31, 2024

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Fund	Other Auditors Report Date	Statements of Changes in Net Assets	Financial Highlights
SGI Enhanced Nasdaq-100 ETF	October 30, 2024	N/A	For the period June 13, 2024 (commencement of operations) through August 31, 2024
Chestnut Street Exchange Fund	February 28, 2025	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Chestnut Street Exchange Fund	February 28, 2023	N/A	For each of the two years in the period ended December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2026

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Shareholder Tax Information (UNAUDITED)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the fiscal year ended August 31, 2026, the tax character of distributions paid by the Funds was as follows:

FUND		ORDINARY INCOME	LONG-TERM GAINS
SGI U.S. Large Cap Core ETF	2026	$260,873	$—
SGI Dynamic Tactical ETF	2026	1,095,496	—
SGI Enhanced Global Income ETF	2026	1,857,131	95,180
SGI Enhanced Core ETF	2026	13,818,230	8,038,795
SGI Enhanced Nasdaq-100 ETF	2026	3,791,391	4,654,039
SGI Enhanced Market Leaders ETF	2026	1,835,902	594,171

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2026 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates.

SGI U.S. Large Cap Core ETF	99.81%
SGI Dynamic Tactical ETF	18.32%
SGI Enhanced Global Income ETF	100.00%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.02%
SGI Enhanced Market Leaders ETF	100.00%

The percentage of total ordinary income dividends paid qualifying for corporate dividends received deduction for each Fund is as follows:

SGI U.S. Large Cap Core ETF	99.81%
SGI Dynamic Tactical ETF	4.62%
SGI Enhanced Global Income ETF	46.98%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.02%
SGI Enhanced Market Leaders ETF	100.00%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

SGI U.S. Large Cap Core ETF	0.00%
SGI Dynamic Tactical ETF	0.00%
SGI Enhanced Global Income ETF	0.00%
SGI Enhanced Core ETF	0.00%
SGI Enhanced Nasdaq-100 ETF	0.00%
SGI Enhanced Market Leaders ETF	0.00%

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Shareholder Tax Information (UNAUDITED) (CONCLUDED)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each Fund was as follows:

SGI U.S. Large Cap Core ETF	0.00%
SGI Dynamic Tactical ETF	0.00%
SGI Enhanced Global Income ETF	0.00%
SGI Enhanced Core ETF	30.77%
SGI Enhanced Nasdaq-100 ETF	81.84%
SGI Enhanced Market Leaders ETF	36.84%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

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OTHER INFORMATION (Unaudited)

PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.sgiam.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreements (the “Investment Advisory Agreements”) between Summit Global Investments, LLC (“SGI”) and the Company on behalf of the SGI U.S. Large Cap Core ETF, SGI Dynamic Tactical ETF, SGI Enhanced Core ETF, SGI Enhanced Global Income ETF, SGI Enhanced Nasdaq-100 ETF, and SGI Enhanced Market Leaders ETF (each a “Fund” and together the “Funds”), and (2) the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) among the Company, SGI, and SG Trading Solutions, LLC (“SG Trading”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreements and the Sub-Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreements and the Sub-Advisory Agreement, the Board considered information provided by SGI and SG Trading with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreements between the Company and SGI with respect to the Funds, and the Sub-Advisory Agreement among the Company, SGI, and SG Trading with respect to the Funds, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of SGI, and discussed the aforementioned Investment Advisory Agreement with counsel in executive sessions, at which no representatives of SGI or SG Trading were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Funds by SGI and SG Trading; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) SGI’s and SG Trading’s investment philosophies and processes; (iv) SGI’s and SG Trading’s assets under management and client descriptions; (v) SGI’s and SG Trading’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) SGI’s and SG Trading’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) SGI’s and SG Trading’s compliance procedures; (viii) SGI’s and SG Trading’s financial information, insurance coverage, and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; and (x) a report prepared by FUSE Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

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OTHER INFORMATION (Unaudited) (COntinued)

As part of their review, the Directors considered the nature, extent and quality of the services provided by SGI and SG Trading. The Directors concluded that SGI and SG Trading had substantial resources to provide services to the Funds, and that SGI’s and SG Trading’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, and since-inception periods ended December 31, 2025, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors noted that the SGI U.S. Large Cap Core ETF outperformed its primary benchmark, the S&P 500 Index, for the three-month period ended December 31, 2025, and underperformed its benchmark for the one-year and since-inception periods ended December 31, 2025. The Directors noted that the SGI U.S. Large Cap Core ETF outperformed the performance of the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Directors noted that the SGI Enhanced Global Income ETF outperformed its primary benchmark, the MSCI World Index, for the three-month and one-year periods ended December 31, 2025, and underperformed its primary benchmark for the since-inception period ended December 31, 2025. The Directors noted that the SGI Enhanced Global Income ETF outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Directors noted that the SGI Enhanced Core ETF outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, for the three-month and since-inception periods ended December 31, 2025, and underperformed its benchmark for the one-year period ended December 31, 2025. The Directors noted that the SGI Enhanced Core ETF outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Directors noted that the SGI Dynamic Tactical ETF underperformed its primary benchmark, the S&P 500 Index, for the three-month, one-year, and since-inception periods ended December 31, 2025. The Directors noted that the SGI Dynamic Tactical ETF underperformed the performance of the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Directors noted that the SGI Enhanced Nasdaq-100 ETF outperformed its primary benchmark, the Nasdaq 100 Index, for the three-month and since-inception periods ended December 31, 2025, and underperformed its benchmark for the one-year period ended December 31, 2025. The Directors noted that the SGI Enhanced Nasdaq-100 ETF underperformed the median of its Peer Group for the three-month period ended December 31, 2025, and outperformed the median of its Peer Group for the one-year and since-inception periods ended December 31, 2025.

The Directors noted that the SGI Enhanced Market Leaders ETF outperformed its primary benchmark, the S&P 500 Index, for the three-month and since-inception periods ended December 31, 2025. The Directors noted that the SGI Enhanced Market Leaders ETF outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Funds under the Investment Advisory Agreements and Sub-Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the SGI U.S. Large Cap Core ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

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OTHER INFORMATION (Unaudited) (COncluded)

The Directors noted that the SGI Enhanced Global Income ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 4th quintile of its Peer Group.

The Directors noted that the SGI Enhanced Core ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors noted that the SGI Dynamic Tactical ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses (including acquired fund fees and expenses) were above the median of its Peer Group and ranked in the 4th quintile of its Peer Group.

The Directors noted that the SGI Enhanced Nasdaq-100 ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors noted that the SGI Enhanced Market Leaders ETF’s net advisory fee was below the median of its Peer Group and ranked in the 1st quintile of its Peer Group, and its total net expenses were below the median of its Peer Group and ranked in the 1st quintile of its Peer Group.

The Directors also considered the fees payable to SG Trading under the Sub-Advisory Agreement and the information provided by SGI on the services provided by SG Trading. In this regard, the Directors noted that the fees for SG Trading were paid directly by SGI and not by the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that SGI continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding SGI’s and SG Trading’s costs, profitability and economies of scale, and after considering the services to be provided by SGI and SG Trading, the Directors concluded that the investment advisory fees to be paid by the Funds to SGI and the sub-advisory fees to be paid by SGI to SG Trading were fair and reasonable and that the Investment Advisory Agreements and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

56

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Investment Sub-Adviser

SG Trading Solutions, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI U.S. LARGE CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

SGI PRUDENT FUND

(Formerly known as the SGI Prudent Growth Fund)

SGI PEAK FUND

(Formerly known as the SGI Peak Growth Fund)

SGI SMALL CAP CORE FUND

of

The RBB Fund, Inc.

ANNUAL Financial Statements

August 31, 2026

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Apparel — 0.4%
Ralph Lauren Corp.	1,384	$480,110
Tapestry, Inc.	2,780	343,024
		823,134
Auto Manufacturers — 0.6%
Cummins, Inc.	2,126	1,199,914

Banks — 8.6%
Bank of America Corp.	13,309	824,360
Bank of New York Mellon Corp.	40,990	6,610,867
Citigroup, Inc.	11,328	1,490,991
JPMorgan Chase & Co.	6,185	2,201,984
Morgan Stanley	1,846	393,789
State Street Corp.	27,032	5,173,384
Wells Fargo & Co.	4,878	421,410
		17,116,785
Beverages — 1.9%
Coca-Cola Co.	21,784	1,931,587
Monster Beverage Corp. (a)	42,282	1,941,590
		3,873,177
Biotechnology — 8.5%
BioMarin Pharmaceutical, Inc. (a)	31,595	2,060,942
Incyte Corp. (a)	48,979	6,035,192
Regeneron Pharmaceuticals, Inc.	5,010	4,003,391
United Therapeutics Corp. (a)	695	354,714
Vertex Pharmaceuticals, Inc. (a)	8,243	4,488,478
		16,942,717
Commercial Services — 0.5%
Cintas Corp.	4,559	919,961

Computers — 2.7%
Crowdstrike Holdings, Inc. - Class A (a)	926	213,906
Fortinet, Inc. (a)	26,990	4,613,401
Sandisk Corp. (a)	347	543,645
		5,370,952
Cosmetics/Personal Care — 3.0%
Colgate-Palmolive Co.	66,188	5,945,006

Diversified Financial Services — 3.9%
Cboe Global Markets, Inc.	4,627	1,389,025
Charles Schwab Corp.	3,916	430,055
CME Group, Inc.	6,349	1,812,640
Intercontinental Exchange, Inc.	9,432	1,515,723
Mastercard, Inc. - Class A	4,385	2,584,124
		7,731,567
Electric — 12.1%
Ameren Corp. (b)	8,381	$888,470
American Electric Power Co., Inc.	7,544	923,612
CMS Energy Corp.	30,445	2,072,087
Consolidated Edison, Inc.	55,805	5,972,251
Constellation Energy Corp.	1,420	390,173
DTE Energy Co.	17,972	2,437,542
Duke Energy Corp.	18,446	2,211,860
Evergy, Inc.	33,746	2,734,101
Exelon Corp.	40,184	1,756,844
Pinnacle West Capital Corp. (b)	3,943	384,995
PPL Corp.	54,833	1,871,450
Public Service Enterprise Group, Inc.	27,654	2,027,868
Vistra Corp.	2,892	397,274
		24,068,527
Electronics — 1.0%
Amphenol Corp. - Class A	9,374	1,486,248
Garmin Ltd.	1,523	432,699
		1,918,947
Energy-Alternate Sources — 0.3%
First Solar, Inc. (a)	3,488	704,227

Engineering & Construction — 1.1%
Comfort Systems USA, Inc.	545	842,363
EMCOR Group, Inc.	1,770	1,300,136
		2,142,499
Food — 0.2%
Sysco Corp.	5,671	459,805

Gas — 1.1%
Atmos Energy Corp. (b)	5,019	833,806
NiSource, Inc.	33,491	1,370,452
		2,204,258
Healthcare-Services — 0.5%
Centene Corp. (a)	15,076	969,990

Insurance — 7.6%
Allstate Corp.	4,255	1,096,939
Arch Capital Group Ltd. (a)	14,629	1,434,666
Berkshire Hathaway, Inc. - Class B (a)	5,991	3,019,644
Everest Group Ltd.	13,386	5,015,065
Loews Corp.	9,719	1,052,471
Progressive Corp.	16,480	3,593,958
		15,212,743
Internet — 6.5%
Alphabet, Inc. - Class C	18,541	6,218,837
Booking Holdings, Inc.	3,879	772,270
Meta Platforms, Inc. - Class A	7,456	4,267,367
Netflix, Inc. (a)	3,820	309,611

The accompanying notes are an integral part of the financial statements.
2

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (concluded)

August 31, 2026

	Shares	Value
Internet — 6.5% (continued)
VeriSign, Inc.	4,724	$1,361,835
		12,929,920
Iron & Steel — 0.4%
Nucor Corp.	1,755	438,118
Steel Dynamics, Inc.	1,747	406,387
		844,505
Leisure Time — 0.2%
Carnival Corp. Ltd.	12,933	308,969

Media — 1.2%
Fox Corp. - Class B	25,122	1,512,847
News Corp. - Class A	14,638	449,533
Walt Disney Co. (b)	3,746	402,882
		2,365,262
Mining — 3.0%
Freeport-McMoRan, Inc.	13,897	1,052,559
Newmont Corp.	39,696	5,004,077
		6,056,636
Oil & Gas — 2.0%
Chevron Corp.	6,063	1,249,827
EOG Resources, Inc.	12,353	1,790,691
Marathon Petroleum Corp.	2,409	899,328
		3,939,846
Pharmaceuticals — 8.2%
Cardinal Health, Inc.	8,471	1,987,466
Cencora, Inc.	4,973	1,609,263
Eli Lilly & Co.	4,023	4,653,525
McKesson Corp.	485	429,380
Merck & Co., Inc.	20,105	2,970,715
Neurocrine Biosciences, Inc. (a)	30,248	4,659,099
		16,309,448
Real Estate — 0.5%
CBRE Group, Inc. - Class A (a)	7,019	1,023,440

REITS — 1.8%
Host Hotels & Resorts, Inc.	24,153	529,675
Invitation Homes, Inc.	31,915	930,003
Simon Property Group, Inc.	1,863	395,552
Welltower, Inc.	7,586	1,792,117
		3,647,347
Retail — 3.3%
AutoZone, Inc. (a)	208	622,178
Costco Wholesale Corp.	5,402	5,098,894
O’Reilly Automotive, Inc. (a)	4,255	377,844
Ross Stores, Inc. (b)	2,230	509,644
		6,608,560
Semiconductors — 7.9%
Analog Devices, Inc. (b)	2,271	822,420
Broadcom, Inc.	5,007	1,854,292
Micron Technology, Inc.	5,620	5,388,063
Semiconductors — 7.9% (continued)
NVIDIA Corp.	33,059	$7,298,766
Teradyne, Inc.	1,247	436,238
		15,799,779
Software — 8.1%
Autodesk, Inc. (a)	1,561	403,566
Cadence Design Systems, Inc. (a)	1,209	409,585
Microsoft Corp.	12,275	6,226,985
Palantir Technologies, Inc. - Class A (a)	27,664	5,156,016
Roper Technologies, Inc.	2,466	1,047,162
Salesforce.com, Inc.	4,874	1,255,250
Synopsys, Inc. (a)	2,270	997,869
Zoom Communications, Inc. - Class A (a)	7,109	687,298
		16,183,731
Telecommunications — 2.7%
Arista Networks, Inc. (a)	9,237	1,807,588
Ciena Corp. (a)	5,685	2,176,218
Motorola Solutions, Inc.	2,840	1,378,252
		5,362,058
TOTAL COMMON STOCKS (Cost $165,085,076)		198,983,710
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	3,301,271	3,301,271
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,301,271)		3,301,271
TOTAL INVESTMENTS — 101.5% (Cost $168,386,347)		202,284,981
Liabilities in Excess of Other Assets — (1.5)%		(2,918,745)
TOTAL NET ASSETS — 100.0%		$199,366,236

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $3,229,615.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
3

SGI GLOBAL EQUITY FUND

Portfolio of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 90.6%
Aerospace/Defense — 1.7%
Leonardo SpA - ADR	4,520	$135,013
Lockheed Martin Corp.	279	156,583
Rolls-Royce Holdings PLC - ADR (a)	51,033	1,036,480
		1,328,076
Agriculture — 0.2%
Wilmar International Ltd. - ADR	4,744	143,079

Auto Manufacturers — 0.2%
Geely Automobile Holdings Ltd. - ADR	3,124	139,643

Auto Parts & Equipment — 1.4%
Contemporary Amperex Technology Co. Ltd. - ADR	7,770	147,164
Magna International, Inc.	14,492	950,240
		1,097,404
Banks — 5.2%
Bank of China Ltd. - ADR	23,264	434,804
Bank of Montreal	1,967	335,000
BNP Paribas SA - ADR	27,871	1,665,571
China Construction Bank Corp. - ADR	17,552	424,583
DBS Group Holdings Ltd. - ADR	930	225,543
ICICI Bank Ltd. - ADR	9,902	300,625
Societe Generale SA - ADR	9,589	161,479
Woori Financial Group, Inc. - ADR (a)	5,538	405,049
		3,952,654
Beverages — 5.4%
Coca-Cola Co.	11,039	978,828
Coca-Cola Femsa SAB de CV - ADR	3,407	378,722
Monster Beverage Corp. (b)	39,825	1,828,764
PepsiCo, Inc.	6,962	977,047
		4,163,361
Biotechnology — 5.6%
BeOne Medicines Ltd. - ADR (b)	728	261,774
Gilead Sciences, Inc.	4,395	643,164
Incyte Corp. (b)	4,512	555,969
Regeneron Pharmaceuticals, Inc.	2,024	1,617,338
United Therapeutics Corp. (b)	1,078	550,190
Vertex Pharmaceuticals, Inc. (b)	1,147	624,564
		4,252,999
Commercial Services — 1.1%
New Oriental Education & Technology Group, Inc. - ADR	14,746	850,844

Computers — 1.9%
Apple, Inc.	1,402	$444,224
Fortinet, Inc. (b)	4,407	753,288
Infosys Ltd. - ADR (a)	19,652	237,003
		1,434,515
Cosmetics/Personal Care — 2.7%
Colgate-Palmolive Co.	23,150	2,079,333

Diversified Financial Services — 3.5%
Cboe Global Markets, Inc.	1,959	588,092
CME Group, Inc.	3,648	1,041,504
Hong Kong Exchanges & Clearing Ltd. - ADR	8,170	442,650
KB Financial Group, Inc. - ADR (a)	3,281	409,436
Mastercard, Inc. - Class A	323	190,347
		2,672,029
Electric — 6.2%
Ameren Corp. (a)	9,598	1,017,484
CMS Energy Corp.	2,073	141,088
Consolidated Edison, Inc.	7,175	767,868
DTE Energy Co.	3,620	490,981
Duke Energy Corp.	2,003	240,180
E.ON SE - ADR	6,698	138,381
Evergy, Inc.	8,903	721,321
Korea Electric Power Corp. - ADR	33,976	394,122
National Grid PLC - ADR	10,400	823,264
		4,734,689
Electronics — 0.6%
TDK Corp. - ADR	22,626	433,288

Engineering & Construction — 0.6%
ACS Actividades de Construccion y Servicios SA - ADR (b)	6,308	149,124
EMCOR Group, Inc.	390	286,470
		435,594
Food — 0.5%
Sysco Corp.	4,752	385,292

Gas — 1.2%
National Fuel Gas Co. (a)	11,475	953,113

Healthcare-Products — 0.3%
FUJIFILM Holdings Corp. - ADR	24,643	259,244

Healthcare-Services — 0.8%
Centene Corp. (b)	9,134	587,682

Insurance — 5.2%
Allianz SE - ADR	9,774	509,030
AXA SA - ADR	5,528	275,847

The accompanying notes are an integral part of the financial statements.
4

SGI GLOBAL EQUITY FUND

Portfolio of Investments (continued)

August 31, 2026

	Shares	Value
Insurance — 5.2% (continued)
Berkshire Hathaway, Inc. - Class B (b)	2,966	$1,494,953
Chubb Ltd.	1,070	362,302
Manulife Financial Corp.	14,243	604,046
MS&AD Insurance Group Holdings, Inc. - ADR	8,015	254,316
NN Group NV - ADR	4,873	220,174
Ping An Insurance Group Co. of China Ltd. - ADR	15,635	224,050
		3,944,718
Internet — 3.4%
Alibaba Group Holding Ltd. - ADR	3,226	367,828
Alphabet, Inc. - Class C	2,658	891,520
Booking Holdings, Inc.	3,931	782,623
JD.com, Inc. - ADR	6,665	188,220
Tencent Holdings Ltd. - ADR	6,132	350,689
		2,580,880
Iron/Steel — 0.2%
POSCO Holdings, Inc. - ADR (a)	2,798	171,657

Lodging — 1.1%
H World Group Ltd. - ADR (a)	17,134	810,781

Machinery-Construction & Mining — 0.9%
Komatsu Ltd. - ADR	15,109	699,093

Media — 1.5%
Fox Corp. - Class B	18,723	1,127,499

Mining — 2.0%
Barrick Mining Corp.	3,320	148,836
Gold Fields Ltd. - ADR	4,563	211,586
Newmont Corp.	5,029	633,956
OR Royalties, Inc.	4,516	166,911
Zijin Mining Group Co. Ltd. - ADR	4,245	397,205
		1,558,494
Office-Business Equipment — 0.2%
Canon, Inc. - ADR	6,411	186,881

Oil & Gas — 3.3%
Canadian Natural Resources Ltd.	6,695	335,219
Petroleo Brasileiro SA - Petrobras - ADR	45,572	792,953
Repsol SA - ADR	6,235	198,647
Shell PLC - ADR	7,263	664,201
Suncor Energy, Inc.	7,647	510,972
		2,501,992
Pharmaceuticals — 8.5%
AbbVie, Inc.	1,448	$371,296
Cardinal Health, Inc.	4,975	1,167,235
Cencora, Inc.	2,187	707,713
Daiichi Sankyo Co. Ltd. - ADR	7,701	139,080
Eli Lilly & Co.	579	669,747
GSK PLC - ADR (a)	12,590	632,648
Johnson & Johnson (a)	1,706	453,540
McKesson Corp.	168	148,734
Merck & Co., Inc.	3,950	583,652
Neurocrine Biosciences, Inc. (b)	5,182	798,183
Takeda Pharmaceutical Co. Ltd. - ADR	45,237	813,361
		6,485,189
Pipelines — 0.7%
Cheniere Energy, Inc.	1,840	536,710

Real Estate — 0.5%
CBRE Group, Inc. - Class A (b)	2,456	358,109

REITS — 0.2%
Regency Centers Corp.	2,010	150,288

Retail — 1.7%
Costco Wholesale Corp.	576	543,681
Pan Pacific International Holdings Corp. - ADR	29,028	292,022
TJX Cos., Inc.	3,573	478,460
		1,314,163
Semiconductors — 5.7%
Lam Research Corp.	467	140,796
Micron Technology, Inc.	987	946,267
NVIDIA Corp.	5,318	1,174,108
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,554	1,891,367
United Microelectronics Corp. - ADR (a)	12,048	239,514
		4,392,052
Software — 7.0%
Autodesk, Inc. (b)	2,105	544,206
Cadence Design Systems, Inc. (b)	2,300	779,194
Microsoft Corp.	5,341	2,709,436
NetEase, Inc. - ADR	1,226	149,302
Palantir Technologies, Inc. - Class A (b)	2,654	494,652
Roper Technologies, Inc.	695	295,125
Zoom Communications, Inc. - Class A (b)	3,975	384,303
		5,356,218

The accompanying notes are an integral part of the financial statements.
5

SGI GLOBAL EQUITY FUND

Portfolio of Investments (Concluded)

AUGUST 31, 2026

	Shares	Value
Telecommunications — 8.2%
Arista Networks, Inc. (b)	6,146	$1,202,711
AT&T, Inc.	9,595	248,415
BCE, Inc. (a)	28,620	675,146
Chunghwa Telecom Co. Ltd. - ADR	7,061	305,106
Cisco Systems, Inc.	6,198	684,817
Deutsche Telekom AG - ADR (a)	24,102	796,812
Motorola Solutions, Inc.	2,044	991,953
NTT, Inc. - ADR	5,981	160,829
Orange SA - ADR	9,826	175,394
Singapore Telecommunications Ltd. - ADR	10,465	373,496
T-Mobile US, Inc.	3,487	629,194
		6,243,873
Toys/Games/Hobbies — 0.2%
Nintendo Co. Ltd. - ADR	12,473	174,248

Transportation — 1.0%
Canadian National Railway Co.	1,634	203,841
Central Japan Railway Co. - ADR	21,341	264,202
ZTO Express Cayman, Inc. - ADR	12,290	260,179
		728,222
TOTAL COMMON STOCKS (Cost $60,757,509)		69,223,906

EXCHANGE TRADED FUNDS — 8.7%
iShares Core MSCI Emerging Markets ETF	27,310	2,232,046
Vanguard Emerging Markets ex-China ETF	23,431	2,256,405
Vanguard FTSE Emerging Markets ETF (a)	35,928	2,174,363
TOTAL EXCHANGE TRADED FUNDS (Cost $6,171,247)		6,662,814

	UNITS	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	8,786,979	$8,786,979
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,786,979)		8,786,979
TOTAL INVESTMENTS — 110.8% (Cost $75,715,735)		84,673,699
Liabilities in Excess of Other Assets — (10.8)%		(8,262,100)
TOTAL NET ASSETS — 100.0%		$76,411,599

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $8,547,584.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
6

SGI GLOBAL EQUITY FUND

Allocation of Portfolio Holdings by Country

as of August 31, 2026

COUNTRY	Value	% of Net Assets
United States	$57,455,357	75.0%
China	4,237,821	5.6
Canada	3,930,211	5.1
Japan	3,676,564	4.8
United Kingdom	3,156,593	4.1
Taiwan	2,435,987	3.2
France	2,278,291	3.0
Germany	1,444,223	2.0
South Korea	1,380,264	1.7
Hong Kong	950,121	1.3
Brazil	792,953	1.0
Singapore	742,118	1.0
India	537,628	0.7
Mexico	378,722	0.5
Switzerland	362,302	0.5
Spain	347,771	0.5
Netherlands	220,174	0.3
South Africa	211,586	0.3
Italy	135,013	0.2
Liabilities in Excess of Other Assets	(8,262,100)	(10.8)
	$76,411,599	100.0%

The accompanying notes are an integral part of the financial statements.
7

SGI GLOBAL EQUITY FUND

SECTOR CLASSIFICATION

as of August 31, 2026

SECTOR	Value	% of Net Assets
Information Technology	$14,792,377	19.3%
Health Care	11,325,870	14.9
Financials	10,569,401	13.9
Consumer Staples	7,314,746	9.5
Communication Services	6,057,650	8.0
Utilities	5,687,802	7.4
Consumer Discretionary	4,860,661	6.3
Industrials	3,338,149	4.4
Energy	3,038,702	4.0
Materials	1,730,151	2.2
Real Estate	508,397	0.7
Investments Purchased with Proceeds from Securities Lending	8,786,979	11.5
Liabilities in Excess of Other Assets	(1,599,286)	(2.1)
	$76,411,599	100.0%

The accompanying notes are an integral part of the financial statements.
8

SGI PRUDENT FUND

Portfolio of Investments

AUGUST 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 57.7%
iShares 7-10 Year Treasury Bond ETF	43,860	$4,067,576
iShares iBoxx USD High Yield Corporate Bond ETF	6,450	514,774
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,400	511,758
Schwab US TIPS ETF	39,100	1,013,081
SGI Dynamic Tactical ETF (a)	165,280	5,229,459
SGI Enhanced Core ETF (a)	200,860	5,117,913
SGI Enhanced Global Income ETF (a)	148,570	5,464,405
SGI U.S. Large Cap Core ETF (a)	122,850	5,570,019
State Street Blackstone Senior Loan ETF	12,760	520,608
VanEck J. P. Morgan EM Local Currency Bond ETF	20,500	525,005
Vanguard 0-3 Month Treasury Bill ETF	13,600	1,029,656
Vanguard Short-Term Inflation-Protected Securities ETF	20,500	1,018,235
TOTAL EXCHANGE TRADED FUNDS (Cost $26,833,853)		30,582,489

OPEN-END FUNDS — 42.0%
SGI Global Equity Fund - Class I (a)	131,290	$4,805,223
SGI Small Cap Core Fund - Class I (a)	109,006	4,134,586
SGI U.S. Large Cap Equity Fund - Class I (a)(b)	659,323	13,357,879
TOTAL OPEN-END FUNDS (Cost $18,714,715)		22,297,688
TOTAL INVESTMENTS — 99.7% (Cost $45,544,673)		52,880,177
Other Assets in Excess of Liabilities — 0.3%		178,776
TOTAL NET ASSETS — 100.0%		$53,058,953

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
9

SGI PEAK FUND

Portfolio of Investments

AUGUST 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 86.6%
Invesco S&P 500 Equal Weight ETF	13,550	$2,972,735
SGI Dynamic Tactical ETF (a)	232,450	7,354,718
SGI Enhanced Core ETF (a)	55,980	1,426,370
SGI Enhanced Global Income ETF (a)	100,900	3,711,102
SGI Enhanced Market Leaders ETF (a)	124,300	4,556,875
SGI Enhanced Nasdaq-100 ETF (a)	480,570	15,320,187
SGI U.S. Large Cap Core ETF (a)	416,928	18,903,516
State Street SPDR Portfolio Developed World ex-US ETF	57,290	2,961,320
State Street SPDR Portfolio Emerging Markets ETF	57,540	3,026,029
Vanguard FTSE Developed Markets ETF	40,800	2,975,136
Vanguard FTSE Emerging Markets ETF	49,900	3,019,948
TOTAL EXCHANGE TRADED FUNDS (Cost $55,364,500)		66,227,936

OPEN-END FUNDS — 11.4%
SGI Small Cap Core Fund - Class I (a)	230,075	$8,726,752
TOTAL OPEN-END FUNDS (Cost $6,420,489)		8,726,752
TOTAL INVESTMENTS — 98.0% (Cost $61,784,989)		74,954,688
Other Assets in Excess of Liabilities — 2.0%		1,526,128
TOTAL NET ASSETS — 100.0%		$76,480,816

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.
10

SGI SMALL CAP CORE FUND

Portfolio of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 92.5%
Aerospace/Defense — 0.1%
National Presto Industries, Inc.	1,065	$161,571

Agriculture — 0.9%
Andersons, Inc.	19,799	1,284,361

Airlines — 1.2%
Allegiant Travel Co. (a)	6,829	519,345
SkyWest, Inc. (a)	12,236	1,158,260
		1,677,605
Apparel — 0.8%
Carter’s, Inc.	9,314	301,680
Kontoor Brands, Inc.	3,982	300,283
Steven Madden Ltd.	8,033	346,865
Wolverine World Wide, Inc.	6,025	118,873
		1,067,701
Auto Parts & Equipment — 0.7%
Dauch Corp. (a)	17,878	111,916
Fox Factory Holding Corp. (a)	3,200	65,376
Phinia, Inc.	2,951	201,967
Standard Motor Products, Inc.	13,651	514,916
		894,175
Banks — 7.2%
Atlantic Union Bankshares Corp.	11,005	443,832
Bancorp, Inc. (a)	3,643	236,795
BankUnited, Inc.	25,161	1,147,342
Bladex, Inc.	14,666	790,791
Central Pacific Financial Corp.	11,978	445,821
Customers Bancorp, Inc. (a)	13,133	1,026,738
FB Financial Corp.	3,467	197,480
Hanmi Financial Corp.	34,770	1,077,870
Northrim BanCorp, Inc.	17,262	441,389
OFG Bancorp (b)	28,677	1,492,638
Popular, Inc.	9,066	1,524,810
SmartFinancial, Inc.	4,509	227,930
South Plains Financial, Inc.	1,541	67,188
UMB Financial Corp.	4,858	688,038
		9,808,662
Biotechnology — 1.8%
ACADIA Pharmaceuticals, Inc. (a)	12,190	352,413
ADMA Biologics, Inc. (a)	16,429	154,268
Innoviva, Inc. (a)	11,152	231,627
Ligand Pharmaceuticals, Inc. (a)	1,818	516,494
PTC Therapeutics, Inc. (a)	3,657	254,308
Veracyte, Inc. (a)	4,789	206,837
Vericel Corp. (a)	5,689	226,991
Vir Biotechnology, Inc. (a)	34,832	381,062
Xencor, Inc. (a)	5,630	153,502
		2,477,502
Building Materials — 2.3%
Boise Cascade Co.	10,670	$832,367
Gibraltar Industries, Inc. (a)	8,139	366,174
Griffon Corp.	6,699	652,416
Mohawk Industries, Inc. (a)	1,278	163,903
Worthington Enterprises, Inc.	18,226	1,046,901
		3,061,761
Chemicals — 1.9%
Eastman Chemical Co.	2,170	157,195
Element Solutions, Inc.	17,024	605,033
Hawkins, Inc.	4,081	490,822
Innospec, Inc.	964	90,481
Rogers Corp. (a)	9,563	1,200,826
Stepan Co.	1,669	104,496
		2,648,853
Coal — 0.3%
Warrior Met Coal, Inc.	3,576	387,066

Commercial Services — 5.2%
Alarm.com Holdings, Inc. (a)	26,822	1,543,874
Covista, Inc. (a)	2,612	345,646
Grand Canyon Education, Inc. (a)	4,448	658,882
Korn/Ferry International	13,544	1,158,689
Perdoceo Education Corp.	26,303	874,312
PROG Holdings, Inc.	17,401	663,500
Progyny, Inc. (a)	12,565	321,539
Sezzle, Inc. (a)	1,157	139,476
Strategic Education, Inc.	7,780	644,495
Upbound Group, Inc.	39,502	722,887
		7,073,300
Computers — 0.0% (c)
DXC Technology Co. (a)	4,263	48,172

Distribution/Wholesale — 0.8%
G-III Apparel Group Ltd.	7,971	259,775
ScanSource, Inc. (a)	14,177	809,365
		1,069,140
Diversified Financial Services — 5.6%
Acadian Asset Management, Inc.	16,561	1,560,046
Dave, Inc. (a)	973	349,813
Enova International, Inc. (a)(b)	4,067	922,070
Piper Sandler Cos.	5,190	389,561
Radian Group, Inc.	37,554	1,346,687
StoneX Group, Inc. (a)	19,798	1,355,767
Virtu Financial, Inc. - Class A	26,031	1,708,675
		7,632,619
Electric — 1.2%
Avista Corp.	32,535	1,209,001
Clearway Energy, Inc. - Class C	4,192	133,096
MGE Energy, Inc.	735	57,102

The accompanying notes are an integral part of the financial statements.
11

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

August 31, 2026

	Shares	Value
Electric — 1.2% (continued)
Otter Tail Corp.	3,114	$281,723
		1,680,922
Electrical Components & Equipment — 0.1%
Powell Industries, Inc.	591	106,220

Electronics — 2.1%
Atmus Filtration Technologies, Inc.	22,937	1,083,314
ESCO Technologies, Inc.	1,985	541,965
Itron, Inc. (a)	3,488	338,371
Sanmina Corp. (a)	4,840	952,125
		2,915,775
Energy-Alternate Sources — 0.1%
Sunrun, Inc. (a)	19,744	169,206

Engineering & Construction — 3.4%
Argan, Inc.	1,148	487,889
EMCOR Group, Inc.	1,743	1,280,303
Everus Construction Group, Inc. (a)	8,353	961,681
Frontdoor, Inc. (a)	15,340	1,240,546
Sterling Infrastructure, Inc. (a)	1,350	634,594
		4,605,013
Food — 0.9%
Cal-Maine Foods, Inc. (b)	11,644	918,945
J & J Snack Foods Corp.	2,283	201,315
John B Sanfilippo & Son, Inc.	1,664	122,620
		1,242,880
Forest Products & Paper — 0.1%
Sylvamo Corp.	2,958	106,251

Gas — 0.5%
New Jersey Resources Corp.	9,165	488,861
Northwest Natural Holding Co.	3,533	173,364
		662,225
Hand/Machine Tools — 1.7%
Enerpac Tool Group Corp.	5,887	219,703
Franklin Electric Co., Inc.	8,432	843,959
Kennametal, Inc.	43,601	1,279,253
		2,342,915
Healthcare-Products — 1.5%
BioLife Solutions, Inc. (a)	3,344	123,962
Castle Biosciences, Inc. (a)	13,078	431,966
Glaukos Corp. (a)	1,239	222,475
iRadimed Corp.	3,702	319,779
Omnicell, Inc. (a)	6,931	243,694
Tandem Diabetes Care, Inc. (a)	23,418	515,430
TransMedics Group, Inc. (a)	1,553	131,803
		1,989,109
Healthcare-Services — 2.4%
BrightSpring Health Services, Inc. (a)	12,020	$701,968
Concentra Group Holdings Parent, Inc.	9,642	325,321
CorVel Corp. (a)	3,260	224,549
Fortrea Holdings, Inc. (a)	9,122	167,571
National HealthCare Corp.	2,856	618,410
Privia Health Group, Inc. (a)	33,992	696,496
RadNet, Inc. (a)	2,085	158,085
Viemed Healthcare, Inc. (a)	36,109	319,203
		3,211,603
Home Builders — 2.5%
Century Communities, Inc. (b)	16,202	1,094,445
LGI Homes, Inc. (a)(b)	2,356	131,795
M/I Homes, Inc. (a)	8,955	1,332,593
Meritage Homes Corp.	13,134	911,894
		3,470,727
Home Furnishings — 0.1%
Sonos, Inc. (a)	8,823	137,639

Housewares — 0.2%
Central Garden & Pet Co. - Class A (a)	8,245	306,797

Insurance — 6.4%
Assured Guaranty Ltd.	13,645	1,019,282
Axis Capital Holdings Ltd.	10,388	1,026,127
Essent Group Ltd. (b)	8,550	577,638
Genworth Financial, Inc. (a)	143,951	1,430,873
HCI Group, Inc.	1,315	244,235
Jackson Financial, Inc. - Class A	12,524	1,671,077
Mercury General Corp.	13,364	1,362,593
NMI Holdings, Inc. - Class A (a)(b)	31,820	1,411,217
		8,743,042
Internet — 3.9%
Cargurus, Inc. (a)	37,726	1,345,309
Etsy, Inc. (a)	7,687	625,184
HealthStream, Inc.	14,696	426,919
Lyft, Inc. - Class A (a)	28,502	481,684
Match Group, Inc.	24,599	999,949
QuinStreet, Inc. (a)	61,811	1,201,606
Upwork, Inc. (a)	10,662	96,278
Yelp, Inc. (a)	4,633	103,547
		5,280,476
Leisure Time — 0.1%
Callaway Golf Co. (a)	10,750	168,883

Machinery-Construction & Mining — 0.9%
Astec Industries, Inc.	28,362	1,206,803

The accompanying notes are an integral part of the financial statements.
12

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONtinued)

August 31, 2026

	Shares	Value
Machinery-Diversified — 1.4%
Albany International Corp. - Class A	7,151	$396,380
CSW Industrials, Inc.	742	229,241
Ichor Holdings Ltd. (a)(b)	2,983	159,799
Mueller Water Products, Inc. - Class A	44,294	1,069,257
		1,854,677
Media — 0.2%
Scholastic Corp.	6,269	240,730

Metal Fabricate/Hardware — 1.3%
Metallus, Inc. (a)	11,388	222,294
Mueller Industries, Inc.	19,348	1,207,509
Proto Labs, Inc. (a)	3,410	273,004
		1,702,807
Mining — 2.3%
Century Aluminum Co. (a)	3,930	179,876
Coeur Mining, Inc.	42,646	886,184
Constellium SE (a)	35,301	933,005
Kaiser Aluminum Corp.	7,542	1,197,519
		3,196,584
Miscellaneous Manufacturing — 0.7%
Fabrinet (a)	963	397,652
Materion Corp.	1,286	303,599
Trinity Industries, Inc.	8,949	257,910
		959,161
Office Furnishings — 0.6%
Interface, Inc.	20,555	779,446

Oil & Gas — 2.2%
California Resources Corp.	6,230	330,377
Crescent Energy Co. - Class A	11,478	157,134
Northern Oil & Gas, Inc. (b)	8,672	225,559
Par Pacific Holdings, Inc. (a)	19,089	1,525,593
Talos Energy, Inc. (a)	42,229	728,872
		2,967,535
Oil & Gas Services — 1.8%
Archrock, Inc.	20,816	656,120
Bristow Group, Inc.	26,962	1,223,805
DNOW, Inc. (a)	15,486	248,241
Innovex International, Inc. (a)	8,957	274,711
		2,402,877
Pharmaceuticals — 2.2%
Alkermes PLC (a)	2,989	140,453
Corcept Therapeutics, Inc. (a)	14,836	1,681,661
Harmony Biosciences Holdings, Inc. (a)	30,598	1,204,949
		3,027,063
Real Estate — 0.1%
Marcus & Millichap, Inc.	5,390	170,647

REITS — 5.6%
CoreCivic, Inc. (a)	22,170	$736,487
Easterly Government Properties, Inc.	21,166	519,202
Essential Properties Realty Trust, Inc. (b)	9,156	274,680
Four Corners Property Trust, Inc.	40,267	1,001,843
Innovative Industrial Properties, Inc.	17,675	1,006,061
Millrose Properties, Inc.	47,714	1,451,460
Safehold, Inc. (b)	35,142	532,050
Sunstone Hotel Investors, Inc.	35,271	393,977
Tanger, Inc.	8,884	335,016
Urban Edge Properties	17,838	377,452
Xenia Hotels & Resorts, Inc.	50,788	952,275
		7,580,503
Retail — 2.9%
American Eagle Outfitters, Inc.	23,925	397,873
Boot Barn Holdings, Inc. (a)	2,086	314,214
Brinker International, Inc. (a)(b)	1,948	445,118
Buckle, Inc.	24,107	1,026,958
CarMax, Inc. (a)	14,257	874,382
PC Connection, Inc.	1,031	82,346
Sonic Automotive, Inc. - Class A	1,126	88,560
Urban Outfitters, Inc. (a)(b)	8,929	720,481
		3,949,932
Savings & Loans — 1.6%
Axos Financial, Inc. (a)	7,033	680,724
Banc of California, Inc.	35,254	656,430
Provident Financial Services, Inc.	38,581	902,795
		2,239,949
Semiconductors — 4.6%
ACM Research, Inc. - Class A (a)	13,370	973,603
Alpha & Omega Semiconductor Ltd. (a)	4,462	110,033
Axcelis Technologies, Inc. (a)(b)	6,975	804,427
Cohu, Inc. (a)	9,664	445,511
Credo Technology Group Holding Ltd. (a)	2,669	603,701
Diodes, Inc. (a)	10,508	954,126
FormFactor, Inc. (a)	5,862	589,776
Kulicke & Soffa Industries, Inc.	10,250	820,615
MaxLinear, Inc. (a)	6,524	390,853
Photronics, Inc. (a)	2,560	72,038
SiTime Corp. (a)	984	556,373
		6,321,056
Software — 2.5%
CommVault Systems, Inc. (a)	3,391	466,330
DoubleVerify Holdings, Inc. (a)	54,285	727,419
Life360, Inc. (a)(b)	5,647	242,030

The accompanying notes are an integral part of the financial statements.
13

SGI SMALL CAP CORE FUND

Portfolio of Investments (CONcluded)

August 31, 2026

	Shares	Value
Software — 2.5% (continued)
SPS Commerce, Inc. (a)	23,649	$2,019,625
		3,455,404
Telecommunications — 2.1%
A10 Networks, Inc.	22,718	576,810
Calix, Inc. (a)	36,601	1,395,230
Harmonic, Inc. (a)	56,003	670,916
Uniti Group, Inc. (a)	23,911	237,197
		2,880,153
Transportation — 3.5%
ArcBest Corp.	6,549	903,566
Dorian LPG Ltd.	23,053	1,153,572
Matson, Inc. (b)	7,642	1,717,998
Teekay Tankers Ltd.	9,132	818,592
Werner Enterprises, Inc.	4,495	176,114
		4,769,842
TOTAL COMMON STOCKS (Cost $110,554,263)		126,137,340

EXCHANGE TRADED FUNDS — 7.0%
iShares Biotechnology ETF (b)	4,545	950,132
iShares Core S&P Small-Cap ETF (b)	16,903	2,442,822
iShares U.S. Pharmaceuticals ETF (b)	8,474	878,245
Vanguard Health Care ETF	2,779	889,169
Vanguard Russell 2000 ETF (b)	18,736	2,226,586
Vanguard S&P 500 ETF	3,047	2,147,800
TOTAL EXCHANGE TRADED FUNDS (Cost $9,061,929)		9,534,754

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	11,754,494	$11,754,494
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,754,494)		11,754,494
TOTAL INVESTMENTS — 108.1% (Cost $131,370,686)		147,426,588
Liabilities in Excess of Other Assets — (8.1)%		(11,078,553)
TOTAL NET ASSETS — 100.0%		$136,348,035

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $11,435,606.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
14

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

AUGUST 31, 2026

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
ASSETS:
Investments in unaffiliated securities, at value	$202,284,981	$84,673,699
Investments in affiliated securities, at value	—	—
Cash and cash equivalents	467,111	508,375
Receivable for fund shares sold	295,182	110,240
Dividends receivable	173,140	107,412
Interest receivable	3,316	1,352
Securities lending income receivable	362	5,099
Dividend tax reclaims receivable	—	24,317
Receivable from Adviser	—	—
Prepaid expenses and other assets	34,671	12,497
Total assets	203,258,763	85,442,991

LIABILITIES:
Payable upon return of securities loaned	3,301,271	8,786,979
Payable for fund shares redeemed	253,776	108,189
Payable to Adviser	128,274	38,838
Payable for fund administration and accounting fees	55,928	28,342
Payable for legal fees	43,854	18,490
Payable for distribution and shareholder servicing fees	30,769	13,109
Payable for printing and mailing	17,916	4,028
Payable for audit fees	14,096	16,100
Distributions payable	12,109	—
Payable for expenses and other liabilities	34,534	17,317
Total liabilities	3,892,527	9,031,392
NET ASSETS	$199,366,236	$76,411,599

NET ASSETS CONSIST OF:
Paid-in capital	$152,109,710	$57,819,544
Total distributable earnings	47,256,526	18,592,055
Total net assets	$199,366,236	$76,411,599

Class I
Net assets	$187,247,434	$76,411,599
Shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, $0.001 and $0.001 par value)	9,240,271	2,087,933
Net asset value per share	$20.26	$36.60

Class A
Net assets	$10,962,166
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	538,630
Net asset value per share	$20.35
Max offering price per share (net asset value per share divided by 0.9475)(1)	$21.48

The accompanying notes are an integral part of the financial statements.
15

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Continued)

AUGUST 31, 2026

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
Class C
Net assets	$1,156,636
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	61,268
Net asset value per share	$18.88

COST:
Investments in unaffiliated securities, at cost	$168,386,347	$75,715,735
Investments in affiliated securities, at cost	$—	$—

LOANED SECURITIES:
at value (included in investments)	$3,229,615	$8,547,584

(1) Reflects a maximum sales charge of 5.25%.

The accompanying notes are an integral part of the financial statements.
16

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Continued)

AUGUST 31, 2026

	SGI Prudent Fund	SGI Peak Fund	SGI Small Cap Core Fund
ASSETS:
Investments in unaffiliated securities, at value	$9,200,693	$14,955,168	$147,426,588
Investments in affiliated securities, at value	43,679,484	59,999,520	—
Cash and cash equivalents	258,600	1,555,420	746,485
Receivable for fund shares sold	4,332	40,982	123,555
Dividends receivable	—	—	71,264
Interest receivable	1,092	2,792	1,693
Securities lending income receivable	—	—	3,384
Prepaid expenses and other assets	17,078	18,298	26,602
Total assets	53,161,279	76,572,180	148,399,571

LIABILITIES:
Payable upon return of securities loaned	—	—	11,754,494
Payable for fund shares redeemed	—	—	66,206
Payable to Adviser	34,057	47,741	116,102
Payable for fund administration and accounting fees	14,381	14,866	31,543
Payable for legal fees	10,195	11,354	42,048
Payable for distribution and shareholder servicing fees	6,444	2,818	9,858
Payable for printing and mailing	16,271	—	—
Payable for audit fees	13,853	13,851	17,296
Distributions payable	—	—	—
Payable for expenses and other liabilities	7,125	734	13,989
Total liabilities	102,326	91,364	12,051,536
NET ASSETS	$53,058,953	$76,480,816	$136,348,035

NET ASSETS CONSIST OF:
Paid-in capital	$45,130,043	$59,488,591	$100,400,818
Total distributable earnings	7,928,910	16,992,225	35,947,217
Total net assets	$53,058,953	$76,480,816	$136,348,035

Class I
Net assets	$53,058,953	$76,480,816	$136,348,035
Shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001 and $0.001 par value)	4,253,864	5,154,710	3,594,601
Net asset value per share	$12.47	$14.84	$37.93

COST:
Investments in unaffiliated securities, at cost	$9,278,309	$13,117,119	$131,370,686
Investments in affiliated securities, at cost	$36,266,364	$48,667,870	$—

LOANED SECURITIES:
at value (included in investments)	$—	$—	$11,435,606

The accompanying notes are an integral part of the financial statements.
17

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE YEAR ENDED AUGUST 31, 2026

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$3,020,575	$1,543,110
Less: dividend withholding taxes	—	(86,745)
Dividend income from affiliated securities	—	—
Interest income	35,454	15,129
Securities lending income	7,101	131,735
Total investment income	3,063,130	1,603,229

EXPENSES:
Investment advisory fee	1,424,292	569,005
Advisory fees - recouped	21,939	—
Transfer agent fees	231,618	89,047
Fund administration and accounting fees	69,450	16,607
Legal fees	57,351	24,904
Federal and state registration fees	50,401	29,437
Officer fees	47,620	15,554
Distribution expenses - Class A	30,123	—
Distribution expenses - Class C	9,581	—
Director fees	38,232	15,763
Audit fees	16,298	15,760
Custodian fees	14,910	10,797
Shareholder service costs - Class C	3,194	—
Reports to shareholders	—	4,473
Other expenses and fees	21,484	10,441
Total expenses	2,036,493	801,788
Expense reimbursement by Adviser	—	(118,983)
Net expenses	2,036,493	682,805
NET INVESTMENT INCOME	1,026,637	920,424

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	18,540,651	12,393,553
Investments in affiliated securities	—	—
Distributions received from other investment companies	—	—
Net realized gain (loss)	18,540,651	12,393,553
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	18,089,603	2,676,680
Investments in affiliated securities	—	—
Net change in unrealized appreciation (depreciation)	18,089,603	2,676,680
Net realized and unrealized gain (loss)	36,630,254	15,070,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,656,891	$15,990,657

The accompanying notes are an integral part of the financial statements.
18

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE YEAR ENDED AUGUST 31, 2026

	SGI Prudent Fund	SGI Peak Fund	SGI Small Cap Core Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$380,506	$391,632	$1,996,633
Less: dividend withholding taxes	—	—	(7,942)
Dividend income from affiliated securities	532,939	430,190	—
Interest income	20,481	37,542	25,002
Securities lending income	—	—	29,307
Total investment income	933,926	859,364	2,043,000

EXPENSES:
Investment advisory fee	371,166	479,871	1,189,847
Advisory fees - recouped	—	30,552	52,301
Transfer agent fees	55,825	65,411	99,224
Fund administration and accounting fees	24,783	14,350	46,217
Legal fees	15,352	14,981	36,087
Federal and state registration fees	28,258	27,916	30,125
Officer fees	10,757	12,341	20,572
Distribution expenses - Class A	—	—	—
Distribution expenses - Class C	—	—	—
Director fees	9,241	10,863	22,734
Audit fees	16,574	16,574	15,345
Custodian fees	3,112	1,669	9,126
Shareholder service costs - Class C	—	—	—
Reports to shareholders	7,625	2,296	6,266
Other expenses and fees	5,790	5,978	12,695
Total expenses	548,483	682,802	1,540,539
Expense reimbursement by Adviser	(4,606)	—	—
Net Expenses	543,877	682,802	1,540,539
NET INVESTMENT INCOME	390,049	176,562	502,461

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	110,046	2,904,635	23,622,678
Investments in affiliated securities	(119,293)	42,898	—
Distributions received from other investment companies	2,074,914	2,377,596	—
Net realized gain (loss)	2,065,667	5,325,129	23,622,678
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(303,809)	226,551	4,284,114
Investments in affiliated securities	5,095,327	7,679,301	—
Net change in unrealized appreciation (depreciation)	4,791,518	7,905,852	4,284,114
Net realized and unrealized gain (loss)	6,857,185	13,230,981	27,906,792
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,247,234	$13,407,543	$28,409,253

The accompanying notes are an integral part of the financial statements.
19

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,026,637	$1,340,143
Net realized gain/(loss) on investments
Unaffiliated investments	18,540,651	23,009,203
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	18,089,603	(16,709,274)
Net increase (decrease) in net assets from operations	37,656,891	7,640,072

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(15,959,091)	(39,868,894)
From earnings - Class A	(979,000)	(3,020,404)
From earnings - Class C	(110,926)	(334,919)
Total distributions to shareholders	(17,049,017)	(43,224,217)
Net decrease in net assets from dividends and distributions to shareholders	(17,049,017)	(43,224,217)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Shares sold	36,946,210	68,223,128
Shares issued from reinvestment of distributions	15,900,985	39,704,202
Shares redeemed	(94,537,362)	(77,118,822)
Total from Class I Shares	(41,690,167)	30,808,508
Class A Shares
Shares sold	120,391	149,216
Shares issued from reinvestment of distributions	978,371	3,018,068
Shares redeemed	(5,297,147)	(6,220,521)
Total from Class A Shares	(4,198,385)	(3,053,237)
Class C Shares
Shares sold	36,305	49,206
Shares issued from reinvestment of distributions	110,926	334,919
Shares redeemed	(633,984)	(379,966)
Total from Class C Shares	(486,753)	4,159
Net increase (decrease) in net assets from capital transactions	(46,375,305)	27,759,430
NET INCREASE (DECREASE) IN NET ASSETS	(25,767,431)	(7,824,715)

NET ASSETS:
Beginning of the year	225,133,667	232,958,382
End of the year	$199,366,236	$225,133,667

The accompanying notes are an integral part of the financial statements.
20

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
SHARES TRANSACTIONS
Class I Shares
Shares sold	1,976,293	3,667,331
Shares issued from reinvestment of distributions	897,853	2,264,929
Shares redeemed	(5,119,987)	(4,178,479)
Total from Class I Shares	(2,245,841)	1,753,781
Class A Shares
Shares sold	6,410	7,684
Shares issued from reinvestment of distributions	54,934	171,286
Shares redeemed	(283,319)	(318,684)
Total from Class A Shares	(221,975)	(139,714)
Class C Shares
Shares sold	2,099	2,768
Shares issued from reinvestment of distributions	6,678	20,188
Shares redeemed	(36,582)	(21,780)
Total from Class C Shares	(27,805)	1,176
Total increase (decrease) in shares outstanding	(2,495,621)	1,615,243

The accompanying notes are an integral part of the financial statements.
21

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$920,424	$1,295,422
Net realized gain/(loss) on investments
Unaffiliated investments	12,393,553	7,720,266
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	2,676,680	(6,576,114)
Net increase (decrease) in net assets from operations	15,990,657	2,439,574

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(8,918,454)	(20,438,366)
Total distributions to shareholders	(8,918,454)	(20,438,366)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Shares sold	13,778,180	25,396,306
Shares issued from reinvestment of distributions	8,900,525	20,397,349
Shares redeemed	(47,499,511)	(41,821,871)
Net increase (decrease) in net assets from capital transactions	(24,820,806)	3,971,784
NET INCREASE (DECREASE) IN NET ASSETS	(17,748,603)	(14,027,008)

NET ASSETS:
Beginning of the year	94,160,202	108,187,210
End of the year	$76,411,599	$94,160,202

SHARES TRANSACTIONS
Class I Shares
Shares sold	405,103	752,844
Shares issued from reinvestment of distributions	281,841	653,552
Shares redeemed	(1,414,659)	(1,271,091)
Total increase (decrease) in shares outstanding	(727,715)	135,305

The accompanying notes are an integral part of the financial statements.
22

SGI PRUDENT FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$390,049	$335,495
Net realized gain/(loss) on investments
Unaffiliated investments	110,046	(58,182)
Affiliated investments	(119,293)	29,129
Distributions from affiliated investments	2,074,914	2,413,647
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(303,809)	69,713
Affiliated investments	5,095,327	(715,635)
Net increase (decrease) in net assets from operations	7,247,234	2,074,167

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(2,532,477)	(2,383,823)
Total distributions to shareholders	(2,532,477)	(2,383,823)

CAPITAL TRANSACTIONS:
Class I Shares
Shares sold	15,415,841	30,262,812
Shares issued from reinvestment of distributions	2,532,477	2,383,823
Shares redeemed	(18,849,749)	(10,020,490)
Net increase (decrease) in net assets from capital transactions	(901,431)	22,626,145
NET INCREASE (DECREASE) IN NET ASSETS	3,813,326	22,316,489

NET ASSETS:
Beginning of the year	49,245,627	26,929,138
End of the year	$53,058,953	$49,245,627

SHARES TRANSACTIONS
Class I Shares
Shares sold	1,316,703	2,740,495
Shares issued from reinvestment of distributions	225,510	220,724
Shares redeemed	(1,616,361)	(890,629)
Total increase (decrease) in shares outstanding	(74,148)	2,070,590

The accompanying notes are an integral part of the financial statements.
23

SGI PEAK FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$176,562	$291,811
Net realized gain/(loss) on investments
Unaffiliated investments	2,904,635	(387,264)
Affiliated investments	42,898	(131,909)
Distributions from affiliated investments	2,377,596	2,800,881
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	226,551	1,611,498
Affiliated investments	7,679,301	(491,426)
Net increase (decrease) in net assets from operations	13,407,543	3,693,591

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(1,791,543)	(2,367,594)
Total distributions to shareholders	(1,791,543)	(2,367,594)

CAPITAL TRANSACTIONS:
Class I Shares
Shares sold	27,286,465	26,065,279
Shares issued from reinvestment of distributions	1,791,543	2,367,594
Shares redeemed	(14,221,769)	(7,757,476)
Net increase (decrease) in net assets from capital transactions	14,856,239	20,675,397
NET INCREASE (DECREASE) IN NET ASSETS	26,472,239	22,001,394

NET ASSETS:
Beginning of the year	50,008,577	28,007,183
End of the year	$76,480,816	$50,008,577

SHARES TRANSACTIONS
Class I Shares
Shares sold	2,035,915	2,254,290
Shares issued from reinvestment of distributions	139,855	207,866
Shares redeemed	(1,052,490)	(656,580)
Total increase (decrease) in shares outstanding	1,123,280	1,805,576

The accompanying notes are an integral part of the financial statements.
24

SGI SMALL CAP CORE FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$502,461	$483,656
Net realized gain/(loss) on investments
Unaffiliated investments	23,622,678	9,453,421
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	4,284,114	(3,783,409)
Net increase (decrease) in net assets from operations	28,409,253	6,153,668

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(11,438,417)	(2,591,942)
Total distributions to shareholders	(11,438,417)	(2,591,942)

CAPITAL TRANSACTIONS:
Class I Shares
Shares sold	21,117,213	24,491,431
Shares issued from reinvestment of distributions	11,311,808	2,565,364
Shares redeemed	(34,062,361)	(34,328,125)
Net increase (decrease) in net assets from capital transactions	(1,633,340)	(7,271,330)
NET INCREASE (DECREASE) IN NET ASSETS	15,337,496	(3,709,604)

NET ASSETS:
Beginning of the year	121,010,539	124,720,143
End of the year	$136,348,035	$121,010,539

SHARES TRANSACTIONS
Class I Shares
Shares sold	613,492	801,618
Shares issued from reinvestment of distributions	366,078	83,372
Shares redeemed	(1,002,176)	(1,131,599)
Total increase (decrease) in shares outstanding	(22,606)	(246,609)

The accompanying notes are an integral part of the financial statements.
25

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$18.25	$21.74	$18.00	$17.85	$23.21
INVESTMENT OPERATIONS:
Net investment income (a)	0.10	0.12	0.13	0.18	0.17
Net realized and unrealized gain (loss) on investments (b)	3.47	0.44	4.47	0.88	(2.27)
Total from investment operations	3.57	0.56	4.60	1.06	(2.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.11)	(0.17)	(0.20)	(0.04)
Net realized gains	(1.44)	(3.94)	(0.69)	(0.71)	(3.22)
Total distributions	(1.56)	(4.05)	(0.86)	(0.91)	(3.26)
Net asset value, end of year	$20.26	$18.25	$21.74	$18.00	$17.85
TOTAL RETURN (c)	20.78%	3.30%	26.51%	6.02%	(10.71)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$187,247	$209,675	$211,534	$351,360	$391,548
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.98%	0.98%	1.00%	0.97%	0.96%
After expense waiver/recoupment	0.98%	0.98%	0.98%	0.98%	0.92%
Ratio of net investment income (loss) to average net assets	0.53%	0.62%	0.68%	0.99%	0.85%
Portfolio turnover rate (d)	113%	171%	194%	88%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
26

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class a Shares
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$18.32	$21.77	$18.02	$17.88	$23.25
INVESTMENT OPERATIONS:
Net investment income (a)	0.05	0.07	0.08	0.13	0.12
Net realized and unrealized gain (loss) on investments (b)	3.49	0.46	4.48	0.87	(2.27)
Total from investment operations	3.54	0.53	4.56	1.00	(2.15)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.04)	(0.12)	(0.15)	—
Net realized gains	(1.44)	(3.94)	(0.69)	(0.71)	(3.22)
Total distributions	(1.51)	(3.98)	(0.81)	(0.86)	(3.22)
Net asset value, end of year	$20.35	$18.32	$21.77	$18.02	$17.88
TOTAL RETURN (c)	20.45%	3.13%	26.19%	5.69%	(10.89)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10,962	$13,930	$19,601	$31,276	$28,285
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.23%	1.23%	1.25%	1.22%	1.21%
After expense waiver/recoupment	1.23%	1.23%	1.22%	1.23%	1.17%
Ratio of net investment income (loss) to average net assets	0.28%	0.37%	0.40%	0.74%	0.64%
Portfolio turnover rate (d)	113%	171%	194%	88%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
27

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class c Shares
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$17.15	$20.74	$17.22	$17.12	$22.54
INVESTMENT OPERATIONS:
Net investment loss (a)	(0.08)	(0.07)	(0.06)	—	(0.03)
Net realized and unrealized gain (loss) on investments (b)	3.25	0.42	4.27	0.83	(2.17)
Total from investment operations	3.17	0.35	4.21	0.83	(2.20)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.02)	—
Net realized gains	(1.44)	(3.94)	(0.69)	(0.71)	(3.22)
Total distributions	(1.44)	(3.94)	(0.69)	(0.73)	(3.22)
Net asset value, end of year	$18.88	$17.15	$20.74	$17.22	$17.12
TOTAL RETURN (c)	19.61%	2.31%	25.23%	4.93%	(11.54)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,157	$1,528	$1,823	$2,297	$2,546
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.98%	1.98%	2.00%	1.97%	1.96%
After expense waiver/recoupment	1.98%	1.98%	1.97%	1.98%	1.92%
Ratio of net investment income (loss) to average net assets	(0.46)%	(0.37)%	(0.35)%	(0.01)%	(0.15)%
Portfolio turnover rate (d)	113%	171%	194%	88%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c) Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
28

SGI GLOBAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$33.44	$40.36	$34.11	$33.16	$38.33
INVESTMENT OPERATIONS:
Net investment income (a)	0.38	0.45	0.52	0.45	0.45
Net realized and unrealized gain (loss) on investments (b)	6.42	0.21	6.18	1.62	(3.77)
Total from investment operations	6.80	0.66	6.70	2.07	(3.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.69)	(0.65)	(0.45)	(0.31)	(0.58)
Net realized gains	(2.95)	(6.93)	—	(0.81)	(1.27)
Total distributions	(3.64)	(7.58)	(0.45)	(1.12)	(1.85)
Net asset value, end of year	$36.60	$33.44	$40.36	$34.11	$33.16
TOTAL RETURN	22.09%	2.99%	19.84%	6.39%	(9.20)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$76,412	$94,160	$108,187	$150,297	$118,260
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.99%	1.06%	1.05%	1.00%	1.01%
After expense waiver/recoupment	0.84%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets	1.13%	1.30%	1.45%	1.37%	1.24%
Portfolio turnover rate	112%	184%	102%	96%	87%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of the financial statements.
29

SGI PRUDENT FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$11.38	$11.93	$10.28	$9.80	$11.69
INVESTMENT OPERATIONS:
Net investment income (a)	0.09	0.10	0.06	0.03	0.02
Net realized and unrealized gain (loss) on investments (b)	1.63	0.32	1.64	0.46	(1.26)
Total from investment operations	1.72	0.42	1.70	0.49	(1.24)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.75)	(0.05)	(0.01)	(0.40)
Net realized gains	(0.23)	(0.22)	—	—	(0.25)
Total distributions	(0.63)	(0.97)	(0.05)	(0.01)	(0.65)
Net asset value, end of year	$12.47	$11.38	$11.93	$10.28	$9.80
TOTAL RETURN	15.71%	3.95%	16.62%	5.04%	(11.26)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$53,059	$49,246	$26,929	$21,217	$15,527
Ratio of expenses to average net assets:
Before expense waiver/recoupment (c)	1.11%	1.16%	1.31%	1.37%	1.61%
After expense waiver/recoupment (c)	1.10%	1.16%	1.31%	1.47%	1.70%
Ratio of net investment income (loss) to average net assets (c)	0.79%	0.88%	0.52%	0.26%	0.23%
Portfolio turnover rate	36%	21%	61%	61%	67%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)

Beginning on December 31, 2024, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.
30

SGI PEAK FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$12.41	$12.58	$10.61	$9.99	$12.63
INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.04	0.09	(0.03)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments (b)	2.78	0.75	2.07	0.68	(1.27)
Total from investment operations	2.82	0.84	2.04	0.62	(1.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.85)	(0.01)	— (c)	(0.75)
Net realized gains	(0.07)	(0.16)	(0.06)	—	(0.59)
Total distributions	(0.39)	(1.01)	(0.07)	—	(1.34)
Net asset value, end of year	$14.84	$12.41	$12.58	$10.61	$9.99
TOTAL RETURN	23.29%	7.36%	19.25%	6.22%	(11.64)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$76,481	$50,009	$28,007	$19,555	$12,988
Ratio of expenses to average net assets:
Before expense waiver/recoupment (d)	1.07%	1.16%	1.30%	1.48%	1.58%
After expense waiver/recoupment (d)	1.07%	1.08%	1.30%	1.53%	1.70%
Ratio of net investment income (loss) to average net assets (d)	0.28%	0.76%	(0.26)%	(0.55)%	(0.29)%
Portfolio turnover rate	36%	81%	44%	26%	88%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)

Beginning on December 31, 2024, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.

The accompanying notes are an integral part of the financial statements.
31

SGI SMALL CAP CORE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$33.45	$32.28	$27.50	$25.53	$38.64
INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.14	0.13	0.12	0.06	(0.10)
Net realized and unrealized gain (loss) on investments (b)	7.64	1.71	4.66	2.06	(2.97)
Total from investment operations	7.78	1.84	4.78	2.12	(3.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.20)	—	—	—
Net realized gains	(3.17)	(0.47)	—	(0.15)	(10.04)
Total distributions	(3.30)	(0.67)	—	(0.15)	(10.04)
Net asset value, end of year	$37.93	$33.45	$32.28	$27.50	$25.53
TOTAL RETURN	25.51%	5.87%	17.38%	8.37%	(9.93)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$136,348	$121,011	$124,720	$103,502	$89,836
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.23%	1.29%	1.26%	1.25%	1.33%
After expense waiver/recoupment	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets	0.40%	0.41%	0.42%	0.24%	(0.34)%
Portfolio turnover rate	127%	168%	211%	197%	270%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of the financial statements.
32

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

August 31, 2026

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Fund (formerly the “SGI Prudent Growth Fund”), the SGI Peak Fund (formerly the “SGI Peak Growth Fund”) and the SGI Small Cap Core Fund (each, a “Fund” and collectively, the “Funds”). The SGI Small Cap Core Fund and the SGI U.S. Large Cap Equity Fund commenced investment operations on October 1, 1999 and February 29, 2012, respectively. The SGI Global Equity Fund commenced investment operations on April 1, 2009. The SGI Prudent Fund and the SGI Peak Fund commenced investment operations on June 8, 2020.

Effective as of the close of business on March 15, 2021, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the SGI Small Cap Core Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund and the SGI Global Equity Fund offer three classes of shares: Class I Shares, Class A Shares and Class C Shares. The SGI Prudent Fund, the SGI Peak Fund and the SGI Small Cap Core Fund each offer one class of shares: Class I Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

The investment objective of each of the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Fund and the SGI Small Cap Core Fund is to seek long-term capital appreciation. The investment objective of the SGI Peak Fund is to seek capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Funds is August 31, 2026 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — SGI Prudent Fund and SGI Peak Fund pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying funds. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of underlying funds, their performances are directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the underlying funds in direct proportion to the amount of assets the Funds allocate to the underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds. Information about underlying funds in the underlying funds’ annual or semiannual report to shareholders can be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in ETFs are valued at their last

33

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2026

reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board” and members thereof, the “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

SGI U.S. LARGE CAP EQUITY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$198,983,710	$—	$—	$198,983,710
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,301,271
Total Investments	$198,983,710	$—	$—	$202,284,981

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,301,271 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

34

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2026

SGI GLOBAL EQUITY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$69,223,906	$—	$—	$69,223,906
Exchange Traded Funds	6,662,814	—	—	6,662,814
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,786,979
Total Investments	$75,886,720	$—	$—	$84,673,699

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,786,979 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SGI PRUDENT FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$30,582,489	$—	$—	$30,582,489
Open-End Funds	22,297,688	—	—	22,297,688
Total Investments	$52,880,177	$—	$—	$52,880,177

SGI PEAK FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$66,227,936	$—	$—	$66,227,936
Open-End Funds	8,726,752	—	—	8,726,752
Total Investments	$74,954,688	$—	$—	$74,954,688

SGI SMALL CAP CORE FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$126,137,340	$—	$—	$126,137,340
Exchange Traded Funds	9,534,754	—	—	9,534,754
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,754,494
Total Investments	$135,672,094	$—	$—	$147,426,588

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,754,494 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

35

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2026

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each

36

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

August 31, 2026

series, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. With respect to each Fund other than the SGI Prudent Fund and the SGI Peak Fund, in determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps, as applicable: acquired fund fees, short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2026 for each Fund and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after a Fund’s respective contractual limitation expiration date.

With respect to the SGI Prudent Fund and SGI Peak Fund, in determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses for these Funds, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps: short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. Because acquired fund fees and expenses are not reflected as expenses in these financial statements, the net expense ratios after waivers/reimbursements may be lower than the Expense Caps.

		EXPENSE CAPS
FUND	ADVISORY FEE	CLASS I	CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%	1.23%	1.98%
SGI Global Equity Fund	0.70	0.84	1.09	1.84
SGI Prudent Fund	0.75	1.95	—	—
SGI Peak Fund	0.75	1.95	—	—
SGI Small Cap Core Fund	0.95	1.23	—	—

Any waived or reimbursed expenses by the Adviser to the Funds (excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of their investments in other investment companies managed by the Adviser) are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

37

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

August 31, 2026

During the current fiscal period, investment advisory fee waivers and recoupments were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	RECOUPMENTS	NET ADVISORY FEES
SGI U.S. Large Cap Equity Fund	$1,424,292	$—	$21,939	$1,446,231
SGI Global Equity Fund	569,005	(118,983)	—	450,022
SGI Prudent Fund	371,166	(4,606)	—	366,560
SGI Peak Fund	479,871	—	30,552	510,423
SGI Small Cap Core Fund	1,189,847	—	52,301	1,242,148

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

FUND	AUGUST 31, 2027	AUGUST 31, 2028	AUGUST 31, 2029
SGI U.S. Large Cap Equity Fund	$88,570	$69,657	$—
SGI Global Equity Fund	280,270	220,407	118,983
SGI Prudent Fund	—	—	4,606
SGI Small Cap Core Fund	28,619	76,432	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out-of-pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out-of-pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Class A Shares and Class C Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of shareholders’ investments and may cost shareholders more than paying other types of sales charges. Amounts paid to the Distributor under each Fund’s Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the shares all as set forth in each Fund’s Plan.

38

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

August 31, 2026

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Assistant Treasurer, Assistant Secretary, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
SGI U.S. Large Cap Equity Fund	$228,922,809	$291,044,965
SGI Global Equity Fund	90,423,548	123,430,145
SGI Prudent Fund	17,526,369	18,187,486
SGI Peak Fund	37,594,756	22,643,613
SGI Small Cap Core Fund	157,599,267	170,565,069

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
SGI U.S. Large Cap Equity Fund	$169,186,314	$38,114,734	$(5,016,067)	$33,098,667
SGI Global Equity Fund	76,094,542	10,490,669	(1,911,512)	8,579,157
SGI Prudent Fund	45,978,682	7,471,520	(570,025)	6,901,495
SGI Peak Fund	62,103,315	13,178,067	(326,694)	12,851,373
SGI Small Cap Core Fund	131,554,349	21,530,251	(5,658,012)	15,872,239

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales and investments in passive foreign investment companies.

39

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

August 31, 2026

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2026, primarily attributable to equalization, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
SGI U.S. Large Cap Equity Fund	$(3,450,382)	$3,450,382
SGI Global Equity Fund	—	—
SGI Prudent Fund	—	—
SGI Peak Fund	—	—
SGI Small Cap Core Fund	—	—

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	OTHER TEMPORARY DIFFERENCES	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL
SGI U.S. Large Cap Equity Fund	$14,157,859	$—	$—	$33,098,667	$47,256,526
SGI Global Equity Fund	6,934,924	3,077,974	—	8,579,157	18,592,055
SGI Prudent Fund	260,517	774,265	(7,367)	6,901,495	7,928,910
SGI Peak Fund	2,768,268	1,381,740	(9,156)	12,851,373	16,992,225
SGI Small Cap Core Fund	12,600,110	7,474,868	—	15,872,239	35,947,217

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in passive foreign investment companies.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2026 was as follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Equity Fund	$13,368,329	$3,680,688	$17,049,017
SGI Global Equity Fund	3,016,881	5,901,573	8,918,454
SGI Prudent Fund	1,605,255	927,222	2,532,477
SGI Peak Fund	1,464,849	326,694	1,791,543
SGI Small Cap Core Fund	5,807,235	5,631,182	11,438,417

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SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

August 31, 2026

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
SGI U.S. Large Cap Equity Fund	$34,539,508	$8,684,709	$43,224,217
SGI Global Equity Fund	6,262,395	14,175,971	20,438,366
SGI Prudent Fund	2,353,904	29,919	2,383,823
SGI Peak Fund	2,115,941	251,653	2,367,594
SGI Small Cap Core Fund	1,890,739	701,203	2,591,942

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2026, the Funds utilized $0 of carryforward capital losses and there were no capital losses to carry forward.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026.

There were no post-October or late-year ordinary losses deferred during the year ended August 31, 2026.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, whose investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Funds

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Notes to Financial Statements (CONTINUED)

August 31, 2026

to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
SGI U.S. Large Cap Equity Fund	$3,229,615	$3,301,271	$7,101
SGI Global Equity Fund	8,547,584	8,786,979	131,735
SGI Small Cap Core Fund	11,435,606	11,754,494	29,307

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”), which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to an MSLA as of the end of the reporting period:

				Gross Amounts Not Offset in the STATEMENTS of Assets and Liabilities
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
SGI U.S. Large Cap Equity Fund	$3,229,615	—	$3,229,615	$(3,229,615)	—	—
SGI Global Equity Fund	8,547,584	—	8,547,584	(8,547,584)	—	—
SGI Small Cap Core Fund	11,435,606	—	11,435,606	(11,435,606)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

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Notes to Financial Statements (continued)

August 31, 2026

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) under the 1940 Act), are met. As defined in Section 2(a)(3) under the 1940 Act, such issuers are:

	AUGUST 31, 2025		ADDITIONS		REDUCTIONS
ISSUER NAME	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE
SGI Prudent Fund
SGI Dynamic Tactical ETF	85,280	$2,428,629	85,300	$2,390,476	(5,300)	$(155,319)
SGI Enhanced Core ETF	278,460	7,157,814	25,000	644,275	(102,600)	(2,639,481)
SGI Enhanced Global Income ETF	168,670	4,933,598	9,400	325,235	(29,500)	(917,712)
SGI Global Equity Fund	157,809	5,277,126	30,344	986,485	(56,863)	(1,854,594)
SGI Small Cap Core Fund	122,699	4,104,266	24,637	795,479	(38,330)	(1,297,323)
SGI U.S. Large Cap Core ETF	55,400	1,975,564	75,100	2,794,717	(7,650)	(288,861)
SGI U.S. Large Cap Equity Fund	782,412	14,279,014	105,815	1,909,971	(228,904)	(4,145,909)
	1,650,730	$40,156,011	355,596	$9,846,638	(469,147)	$(11,299,199)

	AUGUST 31, 2025		ADDITIONS		REDUCTIONS
ISSUER NAME	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE	SHARE BALANCE	VALUE
SGI Peak Fund
SGI Dynamic Tactical ETF	172,500	$4,912,507	64,950	$1,924,844	(5,000)	$(146,446)
SGI Enhanced Core ETF	188,580	4,847,449	56,000	1,448,813	(188,600)	(4,814,902)
SGI Enhanced Global Income ETF	—	—	104,900	3,601,812	(4,000)	(144,450)
SGI Enhanced Nasdaq-100 ETF	312,700	9,207,545	253,870	7,035,640	(86,000)	(2,566,942)
SGI Enhanced Market Leaders ETF	—	—	124,300	4,026,343	—	—
SGI Small Cap Core Fund	179,870	6,016,648	64,446	2,102,537	(14,241)	(508,270)
SGI U.S. Large Cap Core ETF	275,278	9,816,414	149,150	5,815,271	(7,500)	(297,492)
	1,128,928	$34,800,563	817,616	$25,955,260	(305,341)	$(8,478,502)

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Notes to Financial Statements (continued)

August 31, 2026

	AUGUST 31, 2026
ISSUER NAME	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	VALUE	COST
SGI Prudent Fund
SGI Dynamic Tactical ETF	$38,835	$—	$567,814	$(2,141)	165,280	$5,229,459	$4,498,882
SGI Enhanced Core ETF	175,437	223,013	(46,375)	1,680	200,860	5,117,913	5,106,443
SGI Enhanced Global Income ETF	106,432	5,808	1,009,844	113,440	148,570	5,464,405	3,923,601
SGI Global Equity Fund	104,552	444,295	427,843	(31,637)	131,290	4,805,223	4,100,213
SGI Small Cap Core Fund	14,854	357,095	450,171	81,993	109,006	4,134,586	2,977,647
SGI U.S. Large Cap Core ETF	4,425	—	1,037,999	50,600	122,850	5,570,019	4,022,723
SGI U.S. Large Cap Equity Fund	88,404	1,044,703	1,648,031	(333,228)	659,323	13,357,879	11,636,855
	$532,939	$2,074,914	$5,095,327	$(119,293)	1,537,179	$43,679,484	$36,266,364

SGI Peak Fund
SGI Dynamic Tactical ETF	$97,614	$—	$672,810	$(8,997)	232,450	$7,354,718	$6,384,255
SGI Enhanced Core ETF	97,470	134,369	(10,543)	(44,447)	55,980	1,426,370	1,431,014
SGI Enhanced Global Income ETF	28,204	—	246,864	6,876	100,900	3,711,102	3,464,238
SGI Enhanced Nasdaq-100 ETF	141,876	1,572,256	1,573,550	70,394	480,570	15,320,187	12,862,373
SGI Enhanced Market Leaders ETF	9,424	—	530,532	—	124,300	4,556,875	4,026,343
SGI Small Cap Core Fund	27,910	670,971	1,107,933	7,904	230,075	8,726,752	6,420,489
SGI U.S. Large Cap Core ETF	27,692	—	3,558,155	11,168	416,928	18,903,516	14,079,158
	$430,190	$2,377,596	$7,679,301	$42,898	1,641,203	$59,999,520	$48,667,870

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Notes to Financial Statements (CONCLUDED)

August 31, 2026

8. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 14, 2025, the Board, upon the recommendation of the Company’s audit committee, dismissed Ernst & Young LLP (“E&Y”) as the independent registered public accounting firm for each Fund and selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for each Fund. The reports by E&Y on the financial statements of the Funds for the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, there were no (1) disagreements with E&Y on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During each Fund’s fiscal years ended August 31, 2024, August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, neither the Fund nor anyone on its behalf consulted with Tait on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on each Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.
and the Shareholders of the SGI Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the SGI U.S. Large Cap Equity Fund, SGI Global Equity Fund, SGI Prudent Fund (formerly SGI Prudent Growth Fund), SGI Peak Fund (formerly SGI Peak Growth Fund), and SGI Small Cap Core Fund (the “Funds”), each a series of The RBB Fund, Inc., including the schedules of investments, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended August 31, 2024 have been audited by other auditors whose report dated October 30, 2024, expressed an unqualified opinion on such financial statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2026

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SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the fiscal year ended August 31, 2026, the tax character of distributions paid by the Funds was as follows:

FUND		Ordinary Income	Long-Term Gains
SGI U.S. Large Cap Equity Fund	2026	$13,368,329	$3,680,688
SGI Global Equity Fund	2026	3,016,881	5,901,573
SGI Prudent Fund	2026	1,605,255	927,222
SGI Peak Fund	2026	1,464,849	326,694
SGI Small Cap Core Fund	2026	5,807,235	5,631,182

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2026 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

SGI U.S. Large Cap Equity Fund	19.72%
SGI Global Equity Fund	35.09%
SGI Prudent Fund	26.07%
SGI Peak Fund	8.97%
SGI Small Cap Core Fund	18.02%

The percentage of total ordinary income dividends paid qualifying for corporate dividends received deduction for each Fund is as follows:

SGI U.S. Large Cap Equity Fund	19.68%
SGI Global Equity Fund	17.66%
SGI Prudent Fund	16.36%
SGI Peak Fund	3.43%
SGI Small Cap Core Fund	17.74%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

SGI U.S. Large Cap Equity Fund	0.00%
SGI Global Equity Fund	0.00%
SGI Prudent Fund	0.00%
SGI Peak Fund	0.00%
SGI Small Cap Core Fund	0.00%

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SUMMIT GLOBAL INVESTMENTS

SHAREHOLDER TAX INFORMATION (UNAUDITED) (CONCLUDED)

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Jobs Creation Act of 2004 is as follows:

SGI U.S. Large Cap Equity Fund	90.36%
SGI Global Equity Fund	43.69%
SGI Prudent Fund	0.00%
SGI Peak Fund	15.68%
SGI Small Cap Core Fund	92.13%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

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Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

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Other Information (Unaudited) (CONTINUED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreements (the “Investment Advisory Agreements”) between Summit Global Investments, LLC (“SGI”) and the Company on behalf of the SGI U.S. Large Cap Equity Fund, SGI Global Equity Fund, SGI Peak Fund, SGI Prudent Fund, and SGI Small Cap Core Fund (each a “Fund” and together the “Funds”), at a meeting of the Board held on May 12-13, 2026 (for this section only, the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreements for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreements, the Board considered information provided by SGI with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreements between the Company and SGI with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of SGI, and discussed the Investment Advisory Agreements with counsel in executive sessions, at which no representatives of SGI were present. Among other things, the Directors considered (i) the nature, extent, and quality of SGI’s services provided to the Funds; (ii) descriptions of the experience and qualifications of SGI’s personnel providing those services; (iii) SGI’s investment philosophies and processes; (iv) SGI’s assets under management and client descriptions; (v) SGI’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) SGI’s current advisory fee arrangement with the Company and other similarly managed clients; (vii) SGI’s compliance procedures; (viii) SGI’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; and (x) a report prepared by FUSE Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by SGI. The Directors concluded that SGI had substantial resources to provide services to the Funds and that SGI’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2025, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each Fund as compared to its benchmark and Peer Group was acceptable.

The Directors noted that the SGI U.S. Large Cap Equity Fund outperformed its benchmark, the S&P 500® Low Volatility Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Directors also noted that the SGI U.S. Large Cap Equity Fund outperformed the median of its Peer Group for the three-month period ended December 31, 2025, and underperformed the median of its Peer Group for the one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025.

The Directors noted that the SGI Global Equity Fund’s investment performance outperformed its benchmark, the MSCI ACWI Minimum Volatility (USD) Index, for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2025, and underperformed its benchmark for the ten-year period ended December 31, 2025. The Directors also noted that the SGI Global Equity Fund outperformed the median of its Peer Group for the since-inception period ended December 31, 2025, and underperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2025.

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Other Information (Unaudited) (Concluded)

The Directors noted that the SGI Small Cap Core Fund’s investment performance outperformed its benchmark, the Russell 2000® Index, for the five-year, ten-year, and since-inception periods ended December 31, 2025, and underperformed its benchmark for the three-month, one-year, and three-year periods ended December 31, 2025. The Directors also noted that the SGI Small Cap Core Fund outperformed the median of its Peer Group for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the three-month period ended December 31, 2025.

Next, the Directors noted that the SGI Peak Fund’s investment performance outperformed its benchmark, the S&P 500 Index, for the three-month period ended December 31, 2025, and underperformed its benchmark for the one-year, three-year, five-year, and since-inception periods ended December 31, 2025. The Directors also noted that the SGI Peak Fund outperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2025, and underperformed the median of its Peer Group for the three-year, five-year, and since-inception periods ended December 31, 2025.

Finally, the Directors noted that the SGI Prudent Fund’s investment performance underperformed its benchmark, the S&P 500 Index, for the three-month, one-year, three-year, five-year, and since-inception periods ended December 31, 2025. The Directors also noted that the SGI Prudent Fund outperformed the median of its Peer Group for the three-month period ended December 31, 2025, and underperformed the median of its Peer Group for the one-year, three-year, five-year, and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that SGI had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026 for the Funds to limit total annual operating expenses to agreed-upon levels for each Fund.

The Directors noted that the SGI U.S. Large Cap Equity Fund’s net advisory fee was above the median of its Peer Group and ranked in the 4th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 4th quintile of its Peer Group.

The Directors noted that the SGI Global Equity Fund’s net advisory fee was below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group, and its total net expenses were below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group.

The Directors noted that the SGI Small Cap Core Fund’s net advisory fee and total net expenses were each above the median of its Peer Group and each ranked in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the SGI Peak Fund ranked below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were below the median and in the 1st quintile of its Peer Group.

The Directors noted that the net advisory fee of the SGI Prudent Fund ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses (including acquired fund fees and expenses) were below the median and in the 2nd quintile of its Peer Group.

After reviewing information relating to SGI’s costs, profitability and economies of scale, and after considering the services to be provided by SGI, the Directors concluded that the investment advisory fees to be paid by the Funds to SGI were fair and reasonable and that the Investment Advisory Agreement with respect to each Fund should be approved and continued for an additional one-year period ending August 16, 2027.

51

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Annual Financial Statements

August 31, 2026

F/m US Treasury 3 Month Bill Fund
(Formerly F/m US Treasury 3 Month Bill ETF)
ETF Class Shares | (Nasdaq: TBIL)
Institutional Class Shares | (Ticker: TBFMX)

F/m US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

F/m US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

F/m US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

F/m US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

F/m US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

F/m US Treasury 7 Year Note ETF | (Nasdaq: USVN)

F/m US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

F/m US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

F/m US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m US Treasury 3 Month Bill FUND

Schedule of Investments

AUGUST 31, 2026

	Par/Shares	Value
U.S. TREASURY BILLS — 100.0%
3.73%, 11/27/2026 (a)(b)	$6,259,238,000	$6,202,676,407
3.81%, 12/03/2026 (a)	1,000,700,000	990,985,392
TOTAL U.S. TREASURY BILLS (Cost $7,194,337,972)		7,193,661,799

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 47.1%
Money Market Funds — 0.2%
Goldman Sachs Square Government Fund - Institutional Class, 3.60% (c)	12,856,442	$12,856,442

Repurchase Agreements — 46.9%
Bank of America Securities, 3.85% (SOFR + 0.170%), dated 01/13/2025, matures 10/05/2026, repurchase price $250,935,764, collateral par value $266,171,000 (collateralized by corporate bonds 1.000% - 8.500%, matures 12/01/2026 - 7/15/2036: total value $250,000,778)(d)	250,000,000	250,000,000
CF Secured LLC, 3.78% (OBFR +0.150%), dated 08/27/2026, matures 09/01/2026, repurchase price $550,057,750 (collateralized by equities: total value $550,288,752)(d)	550,000,000	550,000,000
J.P. Morgan Securities LLC
3.95% (OBFR + 0.320%), dated 05/11/2026, matures 11/30/2026, repurchase price $1,161,482,431 (collateralized by equities: total value $1,153,659,239)(d)	1,150,000,000	1,150,000,000
3.91% (OBFR + 0.280%), dated 04/16/2026, matures 11/30/2026, repurchase price $807,906,889, collateral par value $907,905,314 (collateralized by collateralized loan obligations, 4.789% - 7.591%, matures 07/18/2029 - 07/18/2044: total value $802,519,779)(d)	800,000,000	800,000,000
MUFG Bank Ltd.
3.91% (OBFR + 0.280%), dated 07/30/2026, matures 10/05/2026, repurchase price $351,330,486 (collateralized by equities: total value $351,102,405)(d)	350,000,000	$350,000,000
3.87% (OBFR + 0.240%), dated 04/09/2026, matures 10/05/2026, repurchase price $175,658,438 (collateralized by equities: total value $175,545,577)(d)	175,000,000	175,000,000
3.98% (OBFR + 0.350%), dated 06/18/2026, matures 10/05/2026, repurchase price $100,386,944 (collateralized by equities: total value $100,320,618)(d)	100,000,000	100,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,387,856,442)		$3,387,856,442

TOTAL INVESTMENTS — 147.1% (Cost $10,582,194,414)		$10,581,518,241
Liabilities in Excess of Other Assets — (47.1)%		(3,387,726,828)
TOTAL NET ASSETS — 100.0%		$7,193,791,413

Par amount is in United States Dollars (“USD”) unless otherwise indicated.

Percentages are stated as a percent of net assets.

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $3,329,256,000.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
1

F/m US Treasury 6 Month Bill ETF

Schedule of Investments

AUGUST 31, 2026

	Par/Shares	Value
U.S. TREASURY BILLS — 100.0%
3.86%, 02/25/2027 (a)(b)	$586,960,000	$575,838,853
3.96%, 03/04/2027 (a)	175,155,000	171,716,707
TOTAL U.S. TREASURY BILLS (Cost $747,724,511)		747,555,560

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 34.2%
Money Market Funds — 0.8%
Goldman Sachs Square Government Fund - Institutional Class, 3.60% (c)	5,552,107	$5,552,107

Repurchase Agreements — 33.4%
J.P. Morgan Securities LLC, 3.91% (OBFR + 0.280%), dated 02/25/2025, matures 11/30/2026, repurchase price $151,482,542, collateral par value $158,900,000 (collateralized by collateralized loan obligations, 4.840% - 4.965%, matures 07/15/2037 - 07/23/2039: total value $150,472,460)(d)	150,000,000	150,000,000
MUFG Bank Ltd., 3.85% (OBFR + 0.220%), dated 07/01/2025, matures 10/05/2026, repurchase price $100,374,306 (collateralized by equities: total value $100,310,147)(d)	100,000,000	100,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $255,552,107)		$255,552,107

TOTAL INVESTMENTS — 134.2% (Cost $1,003,276,618)		$1,003,107,667
Liabilities in Excess of Other Assets — (34.2)%		(255,521,287)
TOTAL NET ASSETS — 100.0%		$747,586,380

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

OBFR - Overnight Bank Funding Rate

(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $251,120,640.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
2

F/m US Treasury 12 Month Bill ETF

Schedule of Investments

AUGUST 31, 2026

	Par/Shares	Value
U.S. TREASURY BILLS — 100.0%
4.02%, 08/05/2027 (a)(b)	$321,890,000	$309,916,562
TOTAL U.S. TREASURY BILLS (Cost $310,202,654)		309,916,562

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 42.7%
Money Market Funds — 2.3%
Goldman Sachs Square Government Fund - Institutional Class, 3.60% (c)	7,213,772	$7,213,772

Repurchase Agreements — 40.4%
J.P. Morgan Securities LLC, 3.91% (OBFR + 0.280%), dated 05/05/2025, matures 11/30/2026, repurchase price $126,235,451, collateral par value $133,950,049 (collateralized by collateralized loan obligations, 4.965% - 6.645%, matures 04/22/2031 - 02/18/2044: total value $125,393,717)(d)	125,000,000	125,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $132,213,772)		$132,213,772

TOTAL INVESTMENTS — 142.7% (Cost $442,416,426)		$442,130,334
Liabilities in Excess of Other Assets — (42.7)%		(132,210,813)
TOTAL NET ASSETS — 100.0%		$309,919,521

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

OBFR - Overnight Bank Funding Rate

(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $129,956,400.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
3

F/m US Treasury 2 Year Note ETF

Schedule of Investments

AUGUST 31, 2026

	Par/Shares	Value
U.S. TREASURY SECURITIES — 100.0%
United States Treasury Note/Bond, 4.13%, 08/31/2028 (a)	$493,613,000	$491,607,697
TOTAL U.S. TREASURY SECURITIES (Cost $491,492,007)		491,607,697

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 32.9%
Money Market Funds — 2.4%
Goldman Sachs Square Government Fund - Institutional Class, 3.60% (b)	11,944,731	$11,944,731

Repurchase Agreements — 30.5%
J.P. Morgan Securities LLC, 3.91% (OBFR + 0.280%), dated 11/10/2025, matures 11/30/2026, repurchase price $151,482,542, collateral par value $167,862,487 (collateralized by collateralized loan obligations, 4.947% - 5.483%, matures 01/21/2031- 08/18/2044: total value $150,472,459)(c)	150,000,000	150,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $161,944,731)		$161,944,731

TOTAL INVESTMENTS — 132.9% (Cost $653,436,738)		$653,552,428
Liabilities in Excess of Other Assets — (32.9)%		(161,930,386)
TOTAL NET ASSETS — 100.0%		$491,622,042

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

OBFR - Overnight Bank Funding Rate

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $159,318,400.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
4

F/m US Treasury 3 Year Note ETF

Schedule of Investments

AUGUST 31, 2026

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.25%, 08/15/2029	$10,744,000	$10,699,513
TOTAL U.S. TREASURY SECURITIES (Cost $10,744,416)		10,699,513

TOTAL INVESTMENTS — 99.8% (Cost $10,744,416)		$10,699,513
Other Assets in Excess of Liabilities — 0.2%		20,255
TOTAL NET ASSETS — 100.0%		$10,719,768

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
5

F/m US Treasury 5 Year Note ETF

Schedule of Investments

AUGUST 31, 2026

	Par	Value
U.S. TREASURY SECURITIES — 100.0%
United States Treasury Note/Bond, 4.38%, 08/31/2031	$30,649,000	$30,486,177
TOTAL U.S. TREASURY SECURITIES (Cost $30,498,149)		30,486,177

TOTAL INVESTMENTS — 100.0% (Cost $30,498,149)		$30,486,177
Other Assets in Excess of Liabilities — 0.0% (a)		172
TOTAL NET ASSETS — 100.0%		$30,486,349

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
6

F/m US Treasury 7 Year Note ETF

Schedule of Investments

AUGUST 31, 2026

	Par	Value
U.S. TREASURY SECURITIES — 100.0%
United States Treasury Note/Bond, 4.50%, 08/31/2033	$7,062,000	$7,015,656
TOTAL U.S. TREASURY SECURITIES (Cost $7,021,725)		7,015,656

TOTAL INVESTMENTS — 100.0% (Cost $7,021,725)		$7,015,656
Other Assets in Excess of Liabilities — 0.0% (a)		3,196
TOTAL NET ASSETS — 100.0%		$7,018,852

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
7

F/m US Treasury 10 Year Note ETF

Schedule of Investments

AUGUST 31, 2026

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 4.63%, 08/15/2036 (a)	$269,551,000	$266,981,842
TOTAL U.S. TREASURY SECURITIES (Cost $268,163,799)		266,981,842

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 47.4%
Money Market Funds — 2.5%
Goldman Sachs Square Government Fund - Institutional Class, 3.60% (b)	6,815,747	$6,815,747

Repurchase Agreements — 44.9%
CF Secured LLC, 3.67%, dated 08/26/2026, matures 09/15/2026, repurchase price $120,183,500, collateral par value $140,049,479 (collateralized by U.S. Treasury bills and mortgage backed securities, 2.625% - 7.000%, matures 02/15/2029 - 07/20/2066: total value $120,073,407)	120,000,000	120,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $126,815,747)		$126,815,747

TOTAL INVESTMENTS — 147.2% (Cost $394,979,546)		$393,797,589
Liabilities in Excess of Other Assets — (47.2)%		(126,269,199)
TOTAL NET ASSETS — 100.0%		$267,528,390

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $124,293,859.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
8

F/m US Treasury 20 Year Bond ETF

Schedule of Investments

AUGUST 31, 2026

	Par	Value
U.S. TREASURY SECURITIES — 99.7%
United States Treasury Note/Bond, 5.13%, 08/15/2046	$8,315,000	$8,200,669
TOTAL U.S. TREASURY SECURITIES (Cost $8,226,978)		8,200,669

TOTAL INVESTMENTS — 99.7% (Cost $8,226,978)		$8,200,669
Other Assets in Excess of Liabilities — 0.3%		20,753
TOTAL NET ASSETS — 100.0%		$8,221,422

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
9

F/m US Treasury 30 Year Bond ETF

Schedule of Investments

AUGUST 31, 2026

	Par	Value
U.S. TREASURY SECURITIES — 99.8%
United States Treasury Note/Bond, 5.13%, 08/15/2056	$195,833,000	$192,497,719
TOTAL U.S. TREASURY SECURITIES (Cost $191,961,312)		192,497,719

TOTAL INVESTMENTS — 99.8% (Cost $191,961,312)		$192,497,719
Other Assets in Excess of Liabilities — 0.2%		440,666
TOTAL NET ASSETS — 100.0%		$192,938,385

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
10

F/m US Benchmark Series

Statements of Assets and Liabilities

August 31, 2026

	F/M US TREASURY 3 MONTH BILL Fund	F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
ASSETS:
Investments, at value	$7,193,661,799	$747,555,560	$309,916,562	$491,607,697
Investments purchased with proceeds from securities lending collateral, at value	3,387,856,442	255,552,107	132,213,772	161,944,731
Receivable for cash held from securities on loan	8,440,558	643,893	342,728	567,269
Receivable for investments sold	991,163,542	171,716,320	—	—
Cash and cash equivalents	597,937	92,998	29,802	312
Security lending income receivable	449,653	31,084	12,292	19,953
Interest receivable	2,725	317	26	56,254
Prepaid expenses and other assets	223	—	—	185
Total assets	11,582,172,879	1,175,592,279	442,515,182	654,196,401

LIABILITIES:
Payable upon return of securities loaned	3,396,297,000	256,196,000	132,556,500	162,512,000
Payable for investments purchased	991,163,609	171,714,810	—	—
Payable to Adviser	920,857	95,089	39,161	62,359
Total liabilities	4,388,381,466	428,005,899	132,595,661	162,574,359
NET ASSETS	$7,193,791,413	$747,586,380	$309,919,521	$491,622,042

NET ASSETS CONSIST OF:
Paid-in capital	$7,196,959,755	$749,055,499	$312,043,599	$504,395,806
Total accumulated losses	(3,168,342)	(1,469,119)	(2,124,078)	(12,773,764)
Total net assets	$7,193,791,413	$747,586,380	$309,919,521	$491,622,042

ETF CLASS
Net assets	$7,193,689,415	$747,586,380	$309,919,521	$491,622,042
Shares issued and outstanding (200,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001, $0.001 and $0.001 par value)	144,265,000	14,945,000	6,205,000	10,290,000
Net asset value per share	$49.86	$50.02	$49.95	$47.78

The accompanying notes are an integral part of the financial statements.
11

F/m US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

August 31, 2026

	F/M US TREASURY 3 MONTH BILL Fund		F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
Institutional Class
Net assets	$101,998		$—	$—	$—
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	2,046		—	—	—
Net asset value per share	$49.86	^	$—	$—	$—

COST:
Investments, at cost	$7,194,337,972		$747,724,511	$310,202,654	$491,492,007
Investments purchased with proceeds from securities lending collateral, at cost	$3,387,856,442		$255,552,107	$132,213,772	$161,944,731

LOANED SECURITIES:
at value (included in investments)	$3,329,256,000		$251,120,640	$129,956,400	$159,318,400

^	Net asset value per share does not recalculate exactly due to rounding.

The accompanying notes are an integral part of the financial statements.
12

F/m US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

August 31, 2026

	F/m US Treasury 3 Year Note ETF	F/m US Treasury 5 Year Note ETF	F/m US Treasury 7 Year Note ETF	F/m US Treasury 10 Year Note ETF
ASSETS:
Investments, at value	$10,699,513	$30,486,177	$7,015,656	$266,981,842
Investments purchased with proceeds from securities lending collateral, at value	—	—	—	126,815,747
Receivable for cash held from securities on loan	—	—	—	59,253
Interest receivable	21,095	3,705	879	575,911
Cash and cash equivalents	503	375	3,217	593
Security lending income receivable	—	—	—	5,693
Prepaid expenses and other assets	—	—	—	44
Total assets	10,721,111	30,490,257	7,019,752	394,439,083

LIABILITIES:
Payable to Adviser	1,343	3,908	900	35,693
Payable upon return of securities loaned	—	—	—	126,875,000
Total liabilities	1,343	3,908	900	126,910,693
NET ASSETS	$10,719,768	$30,486,349	$7,018,852	$267,528,390

NET ASSETS CONSIST OF:
Paid-in capital	$11,092,861	$32,112,037	$7,553,843	$286,467,092
Total accumulated losses	(373,093)	(1,625,688)	(534,991)	(18,938,702)
Total net assets	$10,719,768	$30,486,349	$7,018,852	$267,528,390
ETF CLASS
Net assets	$10,719,768	$30,486,349	$7,018,852	$267,528,390
Shares issued and outstanding (100,000,000, 100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001, $0.001 and $0.001 par value)	220,000	640,000	150,000	6,340,000
Net asset value per share	$48.73	$47.63	$46.79	$42.20

COST:
Investments, at cost	$10,744,416	$30,498,149	$7,021,725	$268,163,799
Investments purchased with proceeds from securities lending collateral, at cost	$—	$—	$—	$126,815,747

LOANED SECURITIES:
at value (included in investments)	$—	$—	$—	$124,293,859

The accompanying notes are an integral part of the financial statements.
13

F/m US Benchmark Series

Statements of Assets and Liabilities (Concluded)

August 31, 2026

	F/m US Treasury 20 Year Bond ETF	F/m US Treasury 30 Year Bond ETF
ASSETS:
Investments, at value	$8,200,669	$192,497,719
Interest receivable	19,688	463,642
Cash and cash equivalents	2,116	700
Security lending income receivable	—	—
Prepaid expenses and other assets	—	—
Total assets	8,222,473	192,962,061

LIABILITIES:
Payable to Adviser	1,051	23,676
Payable upon return of securities loaned	—	—
Total liabilities	1,051	23,676
NET ASSETS	$8,221,422	$192,938,385

NET ASSETS CONSIST OF:
Paid-in capital	$10,683,668	$203,698,223
Total accumulated losses	(2,462,246)	(10,759,838)
Total net assets	$8,221,422	$192,938,385

ETF CLASS
Net assets	$8,221,422	$192,938,385
Shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, $0.001 and $0.001 par value)	200,000	4,975,000
Net asset value per share	$41.11	$38.78

COST:
Investments, at cost	$8,226,978	$191,961,312

LOANED SECURITIES:
at value (included in investments)	$—	$—

The accompanying notes are an integral part of the financial statements.
14

F/m US Benchmark Series

Statements of Operations

FOR THE year ended August 31, 2026

	F/m US Treasury 3 Month Bill FUND	F/m US Treasury 6 Month Bill ETF	F/m US Treasury 12 Month Bill ETF	F/m US Treasury 2 Year Note ETF
INVESTMENT INCOME:
Interest income	$250,631,052	$28,733,424	$11,376,851	$15,630,071
Securities lending income	4,429,768	377,573	155,941	202,213
Total investment income	255,060,820	29,110,997	11,532,792	15,832,284

EXPENSES:
Investment advisory fee	10,061,182	1,152,345	459,096	632,675
Total expenses	10,061,182	1,152,345	459,096	632,675
NET INVESTMENT INCOME	244,999,638	27,958,652	11,073,696	15,199,609

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(736,920)	(687,515)	(924,859)	(6,490,208)
In-kind redemptions	3,594,296	972,565	416,526	(22,860)
Net realized gain (loss)	2,857,376	285,050	(508,333)	(6,513,068)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,813,941)	(357,345)	(443,596)	115,685
Net change in unrealized appreciation (depreciation)	(1,813,941)	(357,345)	(443,596)	115,685
Net realized and unrealized gain (loss)	1,043,435	(72,295)	(951,929)	(6,397,383)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$246,043,073	$27,886,357	$10,121,767	$8,802,226

The accompanying notes are an integral part of the financial statements.
15

F/m US Benchmark Series

Statements of Operations (CONTINUED)

FOR THE year ended August 31, 2026

	F/m US Treasury 3 Year Note ETF	F/m US Treasury 5 Year Note ETF	F/m US Treasury 7 Year Note ETF	F/m US Treasury 10 Year Note ETF
INVESTMENT INCOME:
Interest income	$380,301	$1,155,367	$331,098	$11,240,248
Securities lending income	—	1,478	—	79,693
Total investment income	380,301	1,156,845	331,098	11,319,941

EXPENSES:
Investment advisory fee	15,435	45,785	12,457	400,836
Total expenses	15,435	45,785	12,457	400,836
NET INVESTMENT INCOME	364,866	1,111,060	318,641	10,919,105

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(196,290)	(1,355,277)	(431,955)	(9,024,613)
In-kind redemptions	31,105	240,570	118,597	139,286
Net realized gain (loss)	(165,185)	(1,114,707)	(313,358)	(8,885,327)
Net change in unrealized appreciation (depreciation) on:
Investments	(77,055)	(11,972)	(6,069)	(2,298,519)
Net change in unrealized appreciation (depreciation)	(77,055)	(11,972)	(6,069)	(2,298,519)
Net realized and unrealized gain (loss)	(242,240)	(1,126,679)	(319,427)	(11,183,846)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,626	$(15,619)	$(786)	$(264,741)

The accompanying notes are an integral part of the financial statements.
16

F/m US Benchmark Series

Statements of Operations (Concluded)

FOR THE year ended August 31, 2026

	F/m US Treasury 20 Year Bond ETF	F/m US Treasury 30 Year Bond ETF
INVESTMENT INCOME:
Interest income	$419,266	$2,807,230
Securities lending income	1,874	—
Total investment income	421,140	2,807,230

EXPENSES:
Investment advisory fee	13,175	84,336
Total expenses	13,175	84,336
NET INVESTMENT INCOME	407,965	2,722,894

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(388,763)	(8,455,522)
In-kind redemptions	29,780	(6,451)
Net realized gain (loss)	(358,983)	(8,461,973)
Net change in unrealized appreciation (depreciation) on:
Investments	(26,309)	686,047
Net change in unrealized appreciation (depreciation)	(26,309)	686,047
Net realized and unrealized gain (loss)	(385,292)	(7,775,926)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,673	$(5,053,032)

The accompanying notes are an integral part of the financial statements.
17

F/m US Treasury 3 Month Bill FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$244,999,638	$218,883,767
Net realized gain (loss)	2,857,376	3,047,448
Net change in unrealized appreciation (depreciation)	(1,813,941)	(415,583)
Net increase (decrease) in net assets from operations	246,043,073	221,515,632

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - ETF Class	(262,523,851)	(219,157,772)
From earnings - Institutional Class*	(2,090)	—
From return of capital - ETF Class	(1,131,360)	—
From return of capital - Institutional Class*	(17)	—
Total distributions to shareholders	(263,657,318)	(219,157,772)

CAPITAL TRANSACTIONS:
Shares sold - ETF Class	14,553,600,671	7,025,942,323
Shares redeemed - ETF Class	(13,263,698,763)	(5,211,405,626)
Shares sold - Institutional Class*	100,000	—
Shares issued from reinvestment of distributions - Institutional Class*	2,107	—
Net increase (decrease) in net assets from capital transactions	1,290,004,015	1,814,536,697
NET INCREASE (DECREASE) IN NET ASSETS	1,272,389,770	1,816,894,557

NET ASSETS:
Beginning of the year	$5,921,401,643	$4,104,507,086
End of the year	$7,193,791,413	$5,921,401,643

SHARES TRANSACTIONS
Shares sold - ETF Class	291,225,000	140,600,000
Shares redeemed - ETF Class	(265,360,000)	(104,230,000)
Shares sold - Institutional Class*	2,004	—
Shares issued from reinvestment of distributions - Institutional Class*	42	—
Total increase (decrease) in shares outstanding	25,867,046	36,370,000

*	Inception date of the Fund’s Institutional Class Shares was February 11, 2026.

The accompanying notes are an integral part of the financial statements.
18

F/m US Treasury 6 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$27,958,652	$29,565,246
Net realized gain (loss)	285,050	674,795
Net change in unrealized appreciation (depreciation)	(357,345)	135,914
Net increase (decrease) in net assets from operations	27,886,357	30,375,955

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(30,395,636)	(29,601,073)
Total distributions to shareholders	(30,395,636)	(29,601,073)

CAPITAL TRANSACTIONS:
Shares sold	1,653,417,185	921,693,203
Shares redeemed	(1,711,367,363)	(712,916,073)
Net increase (decrease) in net assets from capital transactions	(57,950,178)	208,777,130
NET INCREASE (DECREASE) IN NET ASSETS	(60,459,457)	209,552,012

NET ASSETS:
Beginning of the year	$808,045,837	$598,493,825
End of the year	$747,586,380	$808,045,837

SHARES TRANSACTIONS
Shares sold	32,955,000	18,380,000
Shares redeemed	(34,110,000)	(14,210,000)
Total increase (decrease) in shares outstanding	(1,155,000)	4,170,000

The accompanying notes are an integral part of the financial statements.
19

F/m US Treasury 12 Month Bill ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$11,073,696	$10,999,571
Net realized gain (loss)	(508,333)	464,323
Net change in unrealized appreciation (depreciation)	(443,596)	60,017
Net increase (decrease) in net assets from operations	10,121,767	11,523,911

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,830,277)	(11,010,251)
Total distributions to shareholders	(11,830,277)	(11,010,251)

CAPITAL TRANSACTIONS:
Shares sold	349,926,739	631,897,943
Shares redeemed	(320,075,007)	(587,732,886)
Net increase (decrease) in net assets from capital transactions	29,851,732	44,165,057
NET INCREASE (DECREASE) IN NET ASSETS	28,143,222	44,678,717

NET ASSETS:
Beginning of the year	$281,776,299	$237,097,582
End of the year	$309,919,521	$281,776,299

SHARES TRANSACTIONS
Shares sold	6,975,000	12,610,000
Shares redeemed	(6,380,000)	(11,730,000)
Total increase (decrease) in shares outstanding	595,000	880,000

The accompanying notes are an integral part of the financial statements.
20

F/m US Treasury 2 Year Note ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$15,199,609	$15,444,242
Net realized gain (loss)	(6,513,068)	2,819,340
Net change in unrealized appreciation (depreciation)	115,685	(3,182,883)
Net increase (decrease) in net assets from operations	8,802,226	15,080,699

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,362,656)	(15,833,836)
Total distributions to shareholders	(16,362,656)	(15,833,836)

CAPITAL TRANSACTIONS:
Shares sold	154,737,634	87,275,224
Shares redeemed	(32,120,160)	(162,431,255)
Net increase (decrease) in net assets from capital transactions	122,617,474	(75,156,031)
NET INCREASE (DECREASE) IN NET ASSETS	115,057,044	(75,909,168)

NET ASSETS:
Beginning of the year	$376,564,998	$452,474,166
End of the year	$491,622,042	$376,564,998

SHARES TRANSACTIONS
Shares sold	3,205,000	1,800,000
Shares redeemed	(665,000)	(3,370,000)
Total increase (decrease) in shares outstanding	2,540,000	(1,570,000)

The accompanying notes are an integral part of the financial statements.
21

F/m US Treasury 3 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$364,866	$327,434
Net realized gain (loss)	(165,185)	12,889
Net change in unrealized appreciation (depreciation)	(77,055)	39,018
Net increase (decrease) in net assets from operations	122,626	379,341

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(386,074)	(324,357)
Total distributions to shareholders	(386,074)	(324,357)

CAPITAL TRANSACTIONS:
Shares sold	17,161,686	13,841,609
Shares redeemed	(15,666,852)	(11,862,756)
Net increase (decrease) in net assets from capital transactions	1,494,834	1,978,853
NET INCREASE (DECREASE) IN NET ASSETS	1,231,386	2,033,837

NET ASSETS:
Beginning of the year	$9,488,382	$7,454,545
End of the year	$10,719,768	$9,488,382

SHARES TRANSACTIONS
Shares sold	345,000	280,000
Shares redeemed	(315,000)	(240,000)
Total increase (decrease) in shares outstanding	30,000	40,000

The accompanying notes are an integral part of the financial statements.
22

F/m US Treasury 5 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$1,111,060	$1,543,443
Net realized gain (loss)	(1,114,707)	436,607
Net change in unrealized appreciation (depreciation)	(11,972)	47,092
Net increase (decrease) in net assets from operations	(15,619)	2,027,142

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,191,047)	(1,550,640)
Total distributions to shareholders	(1,191,047)	(1,550,640)

CAPITAL TRANSACTIONS:
Shares sold	45,938,040	127,463,867
Shares redeemed	(44,411,070)	(121,982,766)
Net increase (decrease) in net assets from capital transactions	1,526,970	5,481,101
NET INCREASE (DECREASE) IN NET ASSETS	320,304	5,957,603

NET ASSETS:
Beginning of the year	$30,166,045	$24,208,442
End of the year	$30,486,349	$30,166,045

SHARES TRANSACTIONS
Shares sold	930,000	2,600,000
Shares redeemed	(900,000)	(2,480,000)
Total increase (decrease) in shares outstanding	30,000	120,000

The accompanying notes are an integral part of the financial statements.
23

F/m US Treasury 7 Year Note ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$318,641	$237,839
Net realized gain (loss)	(313,358)	(21,645)
Net change in unrealized appreciation (depreciation)	(6,069)	14,903
Net increase (decrease) in net assets from operations	(786)	231,097

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(331,297)	(233,511)
Total distributions to shareholders	(331,297)	(233,511)

CAPITAL TRANSACTIONS:
Shares sold	12,237,543	8,328,684
Shares redeemed	(12,192,568)	(6,412,004)
Net increase (decrease) in net assets from capital transactions	44,975	1,916,680
NET INCREASE (DECREASE) IN NET ASSETS	(287,108)	1,914,266

NET ASSETS:
Beginning of the year	$7,305,960	$5,391,694
End of the year	$7,018,852	$7,305,960

SHARES TRANSACTIONS
Shares sold	250,000	170,000
Shares redeemed	(250,000)	(130,000)
Total increase (decrease) in shares outstanding	—	40,000

The accompanying notes are an integral part of the financial statements.
24

F/m US Treasury 10 Year Note ETF

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$10,919,105	$7,181,875
Net realized gain (loss)	(8,885,327)	(4,635,172)
Net change in unrealized appreciation (depreciation)	(2,298,519)	2,008,162
Net increase (decrease) in net assets from operations	(264,741)	4,554,865

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,555,861)	(7,176,267)
Total distributions to shareholders	(11,555,861)	(7,176,267)

CAPITAL TRANSACTIONS:
Shares sold	114,288,084	116,105,828
Shares redeemed	(57,317,440)	(48,080,804)
Net increase (decrease) in net assets from capital transactions	56,970,644	68,025,024
NET INCREASE (DECREASE) IN NET ASSETS	45,150,042	65,403,622

NET ASSETS:
Beginning of the year	$222,378,348	$156,974,726
End of the year	$267,528,390	$222,378,348

SHARES TRANSACTIONS
Shares sold	2,600,000	2,670,000
Shares redeemed	(1,320,000)	(1,100,000)
Total increase (decrease) in shares outstanding	1,280,000	1,570,000

The accompanying notes are an integral part of the financial statements.
25

F/m US Treasury 20 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$407,965	$724,102
Net realized gain (loss)	(358,983)	(1,634,361)
Net change in unrealized appreciation (depreciation)	(26,309)	215,613
Net increase (decrease) in net assets from operations	22,673	(694,646)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(439,091)	(724,102)
From return of capital	—	(53,451)
Total distributions to shareholders	(439,091)	(777,553)

CAPITAL TRANSACTIONS:
Shares sold	438,074	23,969,122
Shares redeemed	(1,326,387)	(39,220,340)
Net increase (decrease) in net assets from capital transactions	(888,313)	(15,251,218)
NET INCREASE (DECREASE) IN NET ASSETS	(1,304,731)	(16,723,417)

NET ASSETS:
Beginning of the year	$9,526,153	$26,249,570
End of the year	$8,221,422	$9,526,153

SHARES TRANSACTIONS
Shares sold	10,000	520,000
Shares redeemed	(30,000)	(860,000)
Total increase (decrease) in shares outstanding	(20,000)	(340,000)

The accompanying notes are an integral part of the financial statements.
26

F/m US Treasury 30 Year Bond ETF

STATEMENTS of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$2,722,894	$796,081
Net realized gain (loss)	(8,461,973)	(2,037,800)
Net change in unrealized appreciation (depreciation)	686,047	20,140
Net increase (decrease) in net assets from operations	(5,053,032)	(1,221,579)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,103,433)	(785,822)
Total distributions to shareholders	(3,103,433)	(785,822)

CAPITAL TRANSACTIONS:
Shares sold	192,058,026	7,434,926
Shares redeemed	(12,239,349)	(2,106,020)
Net increase (decrease) in net assets from capital transactions	179,818,677	5,328,906
NET INCREASE (DECREASE) IN NET ASSETS	171,662,212	3,321,505

NET ASSETS:
Beginning of the year	$21,276,173	$17,954,668
End of the year	$192,938,385	$21,276,173

SHARES TRANSACTIONS
Shares sold	4,755,000	180,000
Shares redeemed	(300,000)	(50,000)
Total increase (decrease) in shares outstanding	4,455,000	130,000

The accompanying notes are an integral part of the financial statements.
27

F/m US Treasury 3 Month Bill FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	ETF class shares
	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.01	$50.04	$50.06	$49.80	$49.75
INVESTMENT OPERATIONS:
Net investment income(b)	1.82	2.14	2.61	2.49	0.09
Net realized and unrealized gain (loss) on investments(c)	0.03	0.03	— (d)	(0.29)	(0.04)
Total from investment operations	1.85	2.17	2.61	2.20	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(1.99)	(2.20)	(2.63)	(1.94)	—
Return of capital	(.01)	—	—	—	—
Total distributions	(2.00)	(2.20)	(2.63)	(1.94)	—
Net asset value, end of period	$49.86	$50.01	$50.04	$50.06	$49.80
TOTAL RETURN(e)(g)	3.77%	4.46%	5.37%	4.50%	0.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,193,689	$5,921,402	$4,104,507	$1,776,583	$38,844
Ratio of expenses to average net assets(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(f)	3.65%	4.29%	5.21%	4.98%	2.61%
Portfolio turnover rate(e)(h)	0%	0%	0%	0%	0%

(a)	Inception date of the Fund and the ETF Class Shares was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
28

F/m US Treasury 3 Month Bill fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

Institutional Class Shares
For the Period Ended August 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.98
Net realized and unrealized gain (loss) on investments(c)	—
Total from investment operations	0.98
LESS DISTRIBUTIONS FROM:
Net investment income	(1.03)
Return of capital	(0.01)
Total distributions	(1.04)
Net asset value, end of period	$49.86
TOTAL RETURN(d)(f)	2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$102
Ratio of expenses to average net assets(e)	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.58%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund’s Institutional Class Shares was February 11, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
29

F/m US Treasury 6 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.19	$50.17	$50.13	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.82	2.11	2.58	1.28
Net realized and unrealized gain (loss) on investments(c)	0.01	0.06	0.09	(0.12)
Total from investment operations	1.83	2.17	2.67	1.16
LESS DISTRIBUTIONS FROM:
Net investment income	(2.00)	(2.15)	(2.63)	(1.03)
Total distributions	(2.00)	(2.15)	(2.63)	(1.03)
Net asset value, end of period	$50.02	$50.19	$50.17	$50.13
TOTAL RETURN(d)(g)	3.73%	4.44%	5.48%	2.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$747,586	$808,046	$598,494	$311,318
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.64%	4.20%	5.14%	5.26%
Portfolio turnover rate(d)(f)	0%	0%	0%	0%

(a)	Inception date of the Fund was March 6, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
30

F/m US Treasury 12 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE Period ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.23	$50.13	$49.91	$50.07
INVESTMENT OPERATIONS:
Net investment income(b)	1.81	2.00	2.47	1.96
Net realized and unrealized gain (loss) on investments(c)	(0.13)	0.14	0.25	(0.48)
Total from investment operations	1.68	2.14	2.72	1.48
LESS DISTRIBUTIONS FROM:
Net investment income	(1.96)	(2.04)	(2.50)	(1.64)
Total distributions	(1.96)	(2.04)	(2.50)	(1.64)
Net asset value, end of period	$49.95	$50.23	$50.13	$49.91
TOTAL RETURN(d)(g)	3.41%	4.38%	5.58%	3.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$309,920	$281,776	$237,098	$126,282
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.62%	3.99%	4.94%	4.93%
Portfolio turnover rate(d)(f)	0%	0%	0%	0%

(a)	Inception date of the Fund was November 14, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
31

F/m US Treasury 2 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.59	$48.55	$48.16	$49.74	$49.84
INVESTMENT OPERATIONS:
Net investment income(b)	1.74	1.83	2.16	2.02	0.11
Net realized and unrealized gain (loss) on investments(c)	(0.69)	0.07	0.43	(1.84)	(0.21)
Total from investment operations	1.05	1.90	2.59	0.18	(0.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.86)	(1.86)	(2.20)	(1.76)	—
Total distributions	(1.86)	(1.86)	(2.20)	(1.76)	—
Net asset value, end of period	$47.78	$48.59	$48.55	$48.16	$49.74
TOTAL RETURN(d)(g)	2.18%	4.00%	5.54%	0.38%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$491,622	$376,565	$452,474	$305,342	$17,907
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.60%	3.78%	4.49%	4.15%	3.54%
Portfolio turnover rate(d)(f)	1,204%	1,301%	1091%	1048%	100%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
32

F/m US Treasury 3 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.94	$49.70	$49.02	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.76	1.86	2.01	0.82
Net realized and unrealized gain (loss) on investments(c)	(1.09)	0.25	0.76	(1.15)
Total from investment operations	0.67	2.11	2.77	(0.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.88)	(1.87)	(2.09)	(0.65)
Total distributions	(1.88)	(1.87)	(2.09)	(0.65)
Net asset value, end of period	$48.73	$49.94	$49.70	$49.02
TOTAL RETURN(d)(g)	1.35%	4.36%	5.82%	(0.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,720	$9,488	$7,455	$1,471
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.55%	3.76%	4.09%	3.86%
Portfolio turnover rate(d)(f)	1,123%	1,086%	905%	422%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
33

F/m US Treasury 5 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.45	$49.40	$48.58	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.78	1.86	1.98	0.79
Net realized and unrealized gain (loss) on investments(c)	(1.70)	0.06	0.86	(1.63)
Total from investment operations	0.08	1.92	2.84	(0.84)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.90)	(1.87)	(2.02)	(0.58)
Total distributions	(1.90)	(1.87)	(2.02)	(0.58)
Net asset value, end of period	$47.63	$49.45	$49.40	$48.58
TOTAL RETURN(d)(g)	0.14%	4.00%	6.06%	(1.69)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,486	$30,166	$24,208	$4,372
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.64%	3.82%	4.09%	3.77%
Portfolio turnover rate(d)(f)	1,090%	1,037%	1,036%	548%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
34

F/m US Treasury 7 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.71	$49.02	$48.14	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.85	1.86	1.97	0.75
Net realized and unrealized gain (loss) on investments(c)	(1.80)	(0.29)	0.90	(2.03)
Total from investment operations	0.05	1.57	2.87	(1.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.97)	(1.88)	(1.99)	(0.58)
Total distributions	(1.97)	(1.88)	(1.99)	(0.58)
Net asset value, end of period	$46.79	$48.71	$49.02	$48.14
TOTAL RETURN(d)(g)	0.08%	3.34%	6.15%	(2.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,019	$7,306	$5,392	$963
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	3.84%	3.88%	4.11%	3.55%
Portfolio turnover rate(d)(f)	1,090%	1,122%	1,064%	497%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
35

F/m US Treasury 10 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE PERIOD ENDED AUGUST 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$43.95	$44.98	$44.52	$48.41	$49.91
INVESTMENT OPERATIONS:
Net investment income(b)	1.78	1.79	1.79	1.55	0.09
Net realized and unrealized gain (loss) on investments(c)	(1.63)	(1.02)	0.42	(3.88)	(1.59)
Total from investment operations	0.15	0.77	2.21	(2.33)	(1.50)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.90)	(1.80)	(1.75)	(1.56)	—
Total distributions	(1.90)	(1.80)	(1.75)	(1.56)	—
Net asset value, end of period	$42.20	$43.95	$44.98	$44.52	$48.41
TOTAL RETURN(d)(g)	0.28%	1.81%	5.15%	(4.87)%	(3.00)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$267,528	$222,378	$156,975	$56,094	$20,334
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	4.09%	4.10%	4.08%	3.40%	2.77%
Portfolio turnover rate(d)(f)	423%	402%	317%	289%	97%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
36

F/m US Treasury 20 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$43.30	$46.87	$46.86	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.01	2.01	2.00	0.81
Net realized and unrealized gain (loss) on investments(c)	(2.04)	(3.60)	(0.01)	(3.34)
Total from investment operations	(0.03)	(1.59)	1.99	(2.53)
LESS DISTRIBUTIONS FROM:
Net investment income	(2.16)	(1.83)	(1.98)	(0.61)
Return of capital	(—)	(0.15)	—	—
Total distributions	(2.16)	(1.98)	(1.98)	(0.61)
Net asset value, end of period	$41.11	$43.30	$46.87	$46.86
TOTAL RETURN(d)(g)	(0.21)%	(3.45)%	4.47%	(5.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,221	$9,526	$26,250	$1,874
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	4.64%	4.49%	4.38%	3.87%
Portfolio turnover rate(d)(f)	390%	353%	344%	219%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
37

F/m US Treasury 30 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024	FOR THE PERIOD ENDED AUGUST 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$40.92	$46.04	$46.37	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.95	1.90	1.89	0.77
Net realized and unrealized gain (loss) on investments(c)	(2.05)	(5.13)	(0.34)	(3.83)
Total from investment operations	(0.10)	(3.23)	1.55	(3.06)
LESS DISTRIBUTIONS FROM:
Net investment income	(2.04)	(1.89)	(1.88)	(0.57)
Total distributions	(2.04)	(1.89)	(1.88)	(0.57)
Net asset value, end of period	$38.78	$40.92	$46.04	$46.37
TOTAL RETURN(d)(g)	(0.39)%	(7.16)%	3.59%	(6.17)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$192,938	$21,276	$17,955	$2,782
Ratio of expenses to average net assets(e)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	4.84%	4.46%	4.25%	3.72%
Portfolio turnover rate(d)(f)	435%	390%	286%	180%

(a)	Inception date of the Fund was March 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.
38

F/m US Benchmark Series

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the F/m US Treasury 3 Month Bill Fund (effective February 11, 2026, the Fund was renamed from the F/m US Treasury 3 Month Bill ETF to the F/m US Treasury 3 Month Bill Fund), the F/m US Treasury 6 Month Bill ETF, the F/m US Treasury 12 Month Bill ETF, the F/m US Treasury 2 Year Note ETF, the F/m US Treasury 3 Year Note ETF, the F/m US Treasury 5 Year Note ETF, the F/m US Treasury 7 Year Note ETF, the F/m US Treasury 10 Year Note ETF, the F/m US Treasury 20 Year Bond ETF, and the F/m US Treasury 30 Year Bond ETF (each a “Fund” and together the “Funds” or “F/m US Benchmark Series”). The US Treasury 10 Year Note ETF, the US Treasury 2 Year Note ETF, and the ETF Class shares of the US Treasury 3 Month Bill Fund commenced investment operations on August 8, 2022. The US Treasury 12 Month Bill ETF commenced investment operations on November 14, 2022. The US Treasury 6 Month Bill ETF commenced investment operations on March 6, 2023. The US Treasury 3 Year Note ETF, US Treasury 5 Year Note ETF, US Treasury 7 Year Note ETF, US Treasury 20 Year Bond ETF, and US Treasury 30 Year Bond ETF commenced investment operations on March 27, 2023. The Institutional Class shares of the F/m US Treasury 3 Month Bill Fund commenced investment operations on February 11, 2026. Each Fund offers one share class, except the F/m US Treasury 3 Month Bill Fund, which offers an ETF Class and an Institutional Class (each defined below).

Effective February 11, 2026, pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the “SEC”), the F/m US Treasury 3 Month Bill Fund began offering Institutional Class Shares (a conventional mutual fund share class) (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $10,000 initial investment and a $1,000 subsequent investment) in addition to an exchange-traded share class (the “ETF Class Shares”). Institutional Class Shares are available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the F/m US Treasury 3 Month Bill Fund.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield of each Fund’s corresponding benchmark Index:

FUND	BENCHMARK INDEX
F/m US Treasury 3 Month Bill Fund	Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index
F/m US Treasury 6 Month Bill ETF	Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index
F/m US Treasury 12 Month Bill ETF	Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index
F/m US Treasury 2 Year Note ETF	Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index
F/m US Treasury 3 Year Note ETF	Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index
F/m US Treasury 5 Year Note ETF	Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index
F/m US Treasury 7 Year Note ETF	Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index
F/m US Treasury 10 Year Note ETF	Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index
F/m US Treasury 20 Year Bond ETF	Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index
F/m US Treasury 30 Year Bond ETF	Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Funds is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open (with the exception of the F/m US Treasury 3 Month Bill Fund that is priced twice

39

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2026

daily at 12:00 p.m. Eastern Time and 4:00 p.m. Eastern Time). Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s board of directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

F/m US TREASURY 3 MONTH BILL Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Bills	$—	$7,193,661,799	$—	$7,193,661,799
Investments Purchased with Proceeds from Securities Lending	12,856,442	3,375,000,000	—	3,387,856,442
Total Investments	$12,856,442	$10,568,661,799	$—	$10,581,518,241

40

F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2026

F/m US TREASURY 6 MONTH BILL ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Bills	$—	$747,555,560	$—	$747,555,560
Investments Purchased with Proceeds from Securities Lending	5,552,107	250,000,000	—	255,552,107
Total Investments	$5,552,107	$997,555,560	$—	$1,003,107,667

F/m US TREASURY 12 MONTH BILL ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Bills	$—	$309,916,562	$—	$309,916,562
Investments Purchased with Proceeds from Securities Lending	7,213,772	125,000,000	—	132,213,772
Total Investments	$7,213,772	$434,916,562	$—	$442,130,334

F/m US TREASURY 2 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$491,607,697	$—	$491,607,697
Investments Purchased with Proceeds from Securities Lending	11,944,731	150,000,000	—	161,944,731
Total Investments	$11,944,731	$641,607,697	$—	$653,552,428

F/m US TREASURY 3 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$10,699,513	$—	$10,699,513
Total Investments	$—	$10,699,513	$—	$10,699,513

F/m US TREASURY 5 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$30,486,177	$—	$30,486,177
Total Investments	$—	$30,486,177	$—	$30,486,177

F/m US TREASURY 7 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$7,015,656	$—	$7,015,656
Total Investments	$—	$7,015,656	$—	$7,015,656

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August 31, 2026

F/m US TREASURY 10 YEAR NOTE ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$266,981,842	$—	$266,981,842
Investments Purchased with Proceeds from Securities Lending	6,815,747	120,000,000	—	126,815,747
Total Investments	$6,815,747	$386,981,842	$—	$393,797,589

F/m US TREASURY 20 YEAR BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$8,200,669	$—	$8,200,669
Total Investments	$—	$8,200,669	$—	$8,200,669

F/m US TREASURY 30 YEAR BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
U.S. Treasury Securities	$—	$192,497,719	$—	$192,497,719
Total Investments	$—	$192,497,719	$—	$192,497,719

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level are disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that

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August 31, 2026

represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. The F/m US Treasury 3 Month Bill Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Pursuant to a separate contractual arrangement, the Adviser is liable and responsible for administrator fees, custody fees, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Inflation-Protected Securities — Each Fund may invest in inflation-protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies — Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of funds arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities — Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support

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August 31, 2026

to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

CASH AND CASH EQUIVALENTS — The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series in the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the investment committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Funds. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets paid monthly in arrears. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

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August 31, 2026

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
F/m US Treasury 3 Month Bill Fund	$—	$—
F/m US Treasury 6 Month Bill ETF	—	—
F/m US Treasury 12 Month Bill ETF	—	—
F/m US Treasury 2 Year Note ETF	5,124,406,969	5,123,974,554
F/m US Treasury 3 Year Note ETF	122,502,621	114,055,931
F/m US Treasury 5 Year Note ETF	367,377,170	333,820,634
F/m US Treasury 7 Year Note ETF	98,246,986	88,477,442
F/m US Treasury 10 Year Note ETF	1,114,725,740	1,114,786,616
F/m US Treasury 20 Year Bond ETF	34,076,501	34,073,070
F/m US Treasury 30 Year Bond ETF	264,224,823	263,798,359

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT IN-KIND PURCHASES	U.S. GOVERNMENT IN-KIND SALES
F/m US Treasury 3 Month Bill Fund	$—	$—
F/m US Treasury 6 Month Bill ETF	—	—
F/m US Treasury 12 Month Bill ETF	—	—
F/m US Treasury 2 Year Note ETF	154,271,582	32,023,299
F/m US Treasury 3 Year Note ETF	7,409,131	14,388,140
F/m US Treasury 5 Year Note ETF	12,247,220	44,262,539
F/m US Treasury 7 Year Note ETF	2,438,043	12,150,556
F/m US Treasury 10 Year Note ETF	113,408,245	57,116,053
F/m US Treasury 20 Year Bond ETF	436,865	1,315,298
F/m US Treasury 30 Year Bond ETF	190,764,297	12,145,271

4. ETF SHARE TRANSACTIONS

ETF Class Shares of the F/m US Treasury 3 Month Bill Fund* and ETF shares of the other Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems ETF shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant

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August 31, 2026

is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund, other than the F/m US Treasury 3 Month Bill Fund, currently offers one class of shares. The shares of each Fund, including both share classes of the F/m US Treasury 3 Month Bill Fund, have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged for cash creations, non-standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

*

The F/m US Treasury 3 Month Bill Fund - Institutional Class Shares are offered for purchase at NAV (as calculated at the regularly scheduled close of regular trading of the NYSE, generally 4:00 p.m., Eastern Time) each day the NYSE is open for business to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund.

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
F/m US Treasury 3 Month Bill Fund	$10,582,312,378	$195,297	$(989,434)	$(794,137)
F/m US Treasury 6 Month Bill ETF	1,003,353,180	27,292	(272,805)	(245,513)
F/m US Treasury 12 Month Bill ETF	442,416,624	—	(286,290)	(286,290)
F/m US Treasury 2 Year Note ETF	653,436,738	115,690	—	115,690
F/m US Treasury 3 Year Note ETF	10,744,417	—	(44,904)	(44,904)
F/m US Treasury 5 Year Note ETF	30,498,149	—	(11,972)	(11,972)
F/m US Treasury 7 Year Note ETF	7,021,725	—	(6,069)	(6,069)
F/m US Treasury 10 Year Note ETF	394,980,717	—	(1,183,128)	(1,183,128)
F/m US Treasury 20 Year Bond ETF	8,226,978	—	(26,309)	(26,309)
F/m US Treasury 30 Year Bond ETF	191,961,656	543,993	(7,930)	536,063

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

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August 31, 2026

As of August 31, 2026, there were permanent differences related to redemptions in-kind and taxable overdistributions paid between distributable earnings/(loss) and paid-in capital, respectively for the following Funds:

FUND	Distributable Earnings/(Loss)	Paid-In-Capital
F/m US Treasury 3 Month Bill Fund	$4,172,123	$(4,172,123)
F/m US Treasury 6 Month Bill ETF	494,298	(494,298)
F/m US Treasury 12 Month Bill ETF	(123,075)	123,075
F/m US Treasury 2 Year Note ETF	753,682	(753,682)
F/m US Treasury 3 Year Note ETF	(20,366)	20,366
F/m US Treasury 5 Year Note ETF	(186,646)	186,646
F/m US Treasury 7 Year Note ETF	(118,596)	118,596
F/m US Treasury 10 Year Note ETF	133,820	(133,820)
F/m US Treasury 20 Year Bond ETF	1,347	(1,347)
F/m US Treasury 30 Year Bond ETF	372,758	(372,758)

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	Net UNREALIZED APPRECIATION/ (DEPRECIATION)	Capital loss carryover	Qualified late- year loss	TOTAL DISTRIBUTABLE EARNINGS/ (LOSSES)
F/m US Treasury 3 Month Bill Fund	$—	$—	$(794,137)	$(2,374,205)	$—	(3,168,342)
F/m US Treasury 6 Month Bill ETF	—	—	(245,513)	(1,223,606)	—	(1,469,119)
F/m US Treasury 12 Month Bill ETF	—	—	(286,290)	(1,837,788)	—	(2,124,078)
F/m US Treasury 2 Year Note ETF	—	—	115,690	(12,889,454)	—	(12,773,764)
F/m US Treasury 3 Year Note ETF	—	—	(44,904)	(328,189)	—	(373,093)
F/m US Treasury 5 Year Note ETF	—	—	(11,972)	(1,613,716)	—	(1,625,688)
F/m US Treasury 7 Year Note ETF	5,429	—	(6,069)	(534,351)	—	(534,991)
F/m US Treasury 10 Year Note ETF	—	—	(1,183,128)	(17,755,574)	—	(18,938,702)
F/m US Treasury 20 Year Bond ETF	—	—	(26,309)	(2,435,937)	—	(2,462,246)
F/m US Treasury 30 Year Bond ETF	—	—	536,063	(11,295,901)	—	(10,759,838)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes, as well as the treatment of wash sales.

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F/m US Benchmark Series

Notes to Financial Statements (continued)

August 31, 2026

The tax characters of dividends and distributions paid during the fiscal years ended August 31, 2025 and August 31, 2026, were as follows:

FUND	YEARS ENDED	Ordinary Income	Long-Term Capital Gains	RETURN OF Capital
F/m US Treasury 3 Month Bill Fund	August 31, 2026	$262,525,941	$—	$1,131,377
	August 31, 2025	219,157,772	—	—
F/m US Treasury 6 Month Bill ETF	August 31, 2026	30,395,636	—	—
	August 31, 2025	29,601,073	—	—
F/m US Treasury 12 Month Bill ETF	August 31, 2026	11,830,277	—	—
	August 31, 2025	11,010,251	—	—
F/m US Treasury 2 Year Note ETF	August 31, 2026	16,362,656	—	—
	August 31, 2025	15,833,836	—	—
F/m US Treasury 3 Year Note ETF	August 31, 2026	386,074	—	—
	August 31, 2025	324,357	—	—
F/m US Treasury 5 Year Note ETF	August 31, 2026	1,191,047	—	—
	August 31, 2025	1,550,640	—	—
F/m US Treasury 7 Year Note ETF	August 31, 2026	331,297	—	—
	August 31, 2025	233,511	—	—
F/m US Treasury 10 Year Note ETF	August 31, 2026	11,555,861	—	—
	August 31, 2025	7,176,267	—	—
F/m US Treasury 20 Year Bond ETF	August 31, 2026	439,091	—	—
	August 31, 2025	724,102	—	53,451
F/m US Treasury 30 Year Bond ETF	August 31, 2026	3,103,433	—	—
	August 31, 2025	785,822	—	—

The Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the F/m US Treasury 3 Month Bill Fund had unexpiring short-term losses of $2,374,205, the F/m US Treasury 6 Month Bill ETF had unexpiring short-term losses of $1,223,606, the F/m US Treasury 12 Month Bill ETF had unexpiring short-term losses of $1,837,788, the F/m US Treasury 2 Year Note ETF had unexpiring short-term losses of $12,889,454, the F/m US Treasury 3 Year Note ETF had unexpiring short-term losses of $328,189, the F/m US Treasury 5 Year Note ETF had unexpiring short-term losses of $1,613,716, the F/m US Treasury 7 Year Note ETF had unexpiring short-term losses of $534,351, the F/m US Treasury 10 Year Note ETF had unexpiring short-term losses of $17,755,574, the F/m US Treasury 20 Year Bond ETF had unexpiring short-term losses of $2,435,937, and the F/m US Treasury 30 Year Bond ETF had unexpiring short-term losses of $11,295,901. As of August 31, 2026, the Funds did not have any long-term losses.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Collateral is either held as cash or invested in short-term investments and the Funds bear the risk of loss of the invested collateral. Securities lending exposes the Funds to the

48

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August 31, 2026

risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m US Treasury 3 Month Bill Fund	$3,329,256,000	$3,396,297,000	$4,429,768
F/m US Treasury 6 Month Bill ETF	251,120,640	256,196,000	377,573
F/m US Treasury 12 Month Bill ETF	129,956,400	132,556,500	155,941
F/m US Treasury 2 Year Note ETF	159,318,400	162,512,000	202,213
F/m US Treasury 5 Year Note ETF	—	—	1,478
F/m US Treasury 10 Year Note ETF	124,293,859	126,875,000	79,693
F/m US Treasury 20 Year Bond ETF	—	—	1,874

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements As of AUGUST 31, 2026
Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
F/m US Treasury 3 Month Bill Fund - ETF Class Shares
Government Money Market	$12,856,442	$—	$—	$—	$12,856,442
Repurchase Agreements	—	550,000,000	875,000,000	1,950,000,000	3,375,000,000
Total Borrowings	$12,856,442	$550,000,000	$875,000,000	$1,950,000,000	$3,387,856,442
Receivable for cash held from securities on loan					$8,440,558
Gross amount of recognized liabilities for securities lending transactions					$3,396,297,000
F/m US Treasury 6 Month Bill ETF
Government Money Market	$5,552,107	$—	$—	$—	$5,552,107
Repurchase Agreements	—	—	100,000,000	150,000,000	250,000,000
Total Borrowings	$5,552,107	$—	$100,000,000	$150,000,000	$255,552,107
Receivable for cash held from securities on loan					$643,893
Gross amount of recognized liabilities for securities lending transactions					$256,196,000
F/m US Treasury 12 Month Bill ETF
Government Money Market	$7,213,772	$—	$—	$—	$7,213,772
Repurchase Agreements	—	—	—	125,000,000	125,000,000
Total Borrowings	$7,213,772	$—	$—	$125,000,000	$132,213,772
Receivable for cash held from securities on loan					$342,728
Gross amount of recognized liabilities for securities lending transactions					$132,556,500

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Notes to Financial Statements (continued)

August 31, 2026

	Remaining Contractual Maturity of the Agreements As of AUGUST 31, 2026
Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
F/m US Treasury 2 Year Note ETF
Government Money Market	$11,944,731	$—	$—	$—	$11,944,731
Repurchase Agreements	—	—	—	150,000,000	150,000,000
Total Borrowings	$11,944,731	$—	$—	$150,000,000	$161,944,731
Receivable for cash held from securities on loan					$567,269
Gross amount of recognized liabilities for securities lending transactions					$162,512,000
F/m US Treasury 10 Year Note ETF
Government Money Market	$6,815,747	$—	$—	$—	$6,815,747
Repurchase Agreements	—	120,000,000	—	—	120,000,000
Total Borrowings	$6,815,747	$120,000,000	$—	$—	$126,815,747
Receivable for cash held from securities on loan					$59,253
Gross amount of recognized liabilities for securities lending transactions					$126,875,000

(1)	Amounts represent the payable for cash collateral received on securities on loan. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to an MSLA as of the end of the current fiscal period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	$3,329,256,000	$—	$3,329,256,000	$(3,329,256,000)	$—	$—
F/m US Treasury 6 Month Bill ETF	251,120,640	—	251,120,640	(251,120,640)	—	—
F/m US Treasury 12 Month Bill ETF	129,956,400	—	129,956,400	(129,956,400)	—	—
F/m US Treasury 2 Year Note ETF	159,318,400	—	159,318,400	(159,318,400)	—	—

50

F/m US Benchmark Series

Notes to Financial Statements (Continued)

August 31, 2026

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
F/m US Treasury 10 Year Note ETF	$124,293,859	$—	$124,293,859	$(124,293,859)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

8. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 20, 2026, the Funds’ Adviser, F/m, entered into an equity purchase agreement with T. Rowe Price Group, Inc. (“T. Rowe Price”), pursuant to which T. Rowe Price will acquire all of the issued and outstanding equity interests of F/m (the “Transaction”). The Transaction is expected to close in 2027, subject to customary closing conditions.

Subsequent to August 31, 2026, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	9/28/2026	9/28/2026	9/29/2026	$0.15660400
F/m US Treasury 3 Month Bill Fund - Institutional Class Shares	9/25/2026	9/28/2026	9/29/2026	$0.15660400
F/m US Treasury 6 Month Bill ETF	9/28/2026	9/28/2026	9/29/2026	$0.15903376
F/m US Treasury 12 Month Bill ETF	9/28/2026	9/28/2026	9/29/2026	$0.17230765
F/m US Treasury 2 Year Note ETF	9/28/2026	9/28/2026	9/29/2026	$0.15840000
F/m US Treasury 3 Year Note ETF	9/28/2026	9/28/2026	9/29/2026	$0.16655055
F/m US Treasury 5 Year Note ETF	9/28/2026	9/28/2026	9/29/2026	$0.16466937
F/m US Treasury 7 Year Note ETF	9/28/2026	9/28/2026	9/29/2026	$0.16476113
F/m US Treasury 10 Year Note ETF	9/28/2026	9/28/2026	9/29/2026	$0.15293312
F/m US Treasury 20 Year Bond ETF	9/28/2026	9/28/2026	9/29/2026	$0.16358395
F/m US Treasury 30 Year Bond ETF	9/28/2026	9/28/2026	9/29/2026	$0.15551020
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	10/27/2026	10/27/2026	10/28/2026	$0.16704992

51

F/m US Benchmark Series

Notes to Financial Statements (CONCLUDED)

August 31, 2026

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m US Treasury 3 Month Bill Fund - Institutional Class Shares	10/26/2026	10/27/2026	10/28/2026	$0.16704992
F/m US Treasury 6 Month Bill ETF	10/27/2026	10/27/2026	10/28/2026	$0.17420175
F/m US Treasury 12 Month Bill ETF	10/27/2026	10/27/2026	10/28/2026	$0.17917132
F/m US Treasury 2 Year Note ETF	10/27/2026	10/27/2026	10/28/2026	$0.18263917
F/m US Treasury 3 Year Note ETF	10/27/2026	10/27/2026	10/28/2026	$0.1896356
F/m US Treasury 5 Year Note ETF	10/27/2026	10/27/2026	10/28/2026	$0.19249159
F/m US Treasury 7 Year Note ETF	10/27/2026	10/27/2026	10/28/2026	$0.1905878
F/m US Treasury 10 Year Note ETF	10/27/2026	10/27/2026	10/28/2026	$0.15767039
F/m US Treasury 20 Year Bond ETF	10/27/2026	10/27/2026	10/28/2026	$0.16881917
F/m US Treasury 30 Year Bond ETF	10/27/2026	10/27/2026	10/28/2026	$0.15994625

52

F/m US BENCHMARK SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The RBB Fund, Inc. comprising the funds listed below (the “Funds”) as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
F/m US Treasury 3 Month Bill Fund (formerly, F/m US Treasury 3 Month Bill ETF) F/m US Treasury 2 Year Note ETF F/m US Treasury 10 Year Note ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024 and 2023 and for the period from August 8, 2022 (inception date) through August 31, 2022
F/m US Treasury 12 Month Bill ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025 and 2024 and for the period from November 14, 2022 (inception date) through August 31, 2023
F/m US Treasury 6 Month Bill ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025 and 2024 and for the period from March 6, 2023 (inception date) through August 31, 2023
F/m US Treasury 3 Year Note ETF F/m US Treasury 5 Year Note ETF F/m US Treasury 7 Year Note ETF F/m US Treasury 20 Year Bond ETF F/m US Treasury 30 Year Bond ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025 and 2024 and for the period from March 27, 2023 (inception date) through August 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

53

F/m US BENCHMARK SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

54

F/m US BENCHMARK SERIES

Shareholder tax Information

(UNAUDITED)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the respective Fund’s income and distributions for the taxable period ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the fiscal year ended August 31, 2026, the Funds paid ordinary income dividends and return of capital dividends, and did not pay long-term capital gains dividends to their respective shareholders.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any. In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

55

F/m US BENCHMARK SERIES

Notice to Shareholders

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange (excluding the F/m US Treasury 3 Month Bill Fund — Institutional Class Shares) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund is available, without charge, on the Funds’ website at https://www.fminvest.com/etfs.

56

F/m US BENCHMARK SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m Investments LLC (“F/m”) and the Company on behalf of the F/m US Treasury 3 Month Bill Fund, F/m US Treasury 6 Month Bill ETF, F/m US Treasury 12 Month Bill ETF, F/m US Treasury 2 Year Note ETF, F/m US Treasury 3 Year Note ETF, F/m US Treasury 5 Year Note ETF, F/m US Treasury 7 Year Note ETF, F/m US Treasury 10 Year Note ETF, F/m US Treasury 20 Year Bond ETF, and F/m US Treasury 30 Year Bond ETF (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Funds; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Funds and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, and since inception periods ended December 31, 2025, as applicable. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors considered that because each of the Funds was designed to track the performance of its respective index, the relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month, one-year, three-year, and since-inception periods ended December 31, 2025, as applicable, each Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the F/m US Treasury 3 Month Bill Fund outperformed the median of its Peer Group for the three-year and since-inception periods ended December 31, 2025, matched the median of its Peer Group for the three-month period ended December 31, 2025, and underperformed the median of its Peer Group for the one-year period ended December 31, 2025.

The Directors noted that the F/m US Treasury 6 Month Bill ETF underperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

57

F/m US BENCHMARK SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

(UNAUDITED)

The Directors noted that the F/m US Treasury 12 Month Bill ETF outperformed the median of its Peer Group for the three-year and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2025.

The Directors noted that the F/m US Treasury 2 Year Note ETF underperformed the median of its Peer Group for the three-month, one-year, three-year, and since-inception periods ended December 31, 2025.

The Directors noted that the F/m US Treasury 3 Year Note ETF outperformed the median of its Peer Group for the one-year period ended December 31, 2025, and underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Directors noted that the F/m US Treasury 5 Year Note ETF underperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Directors noted that the F/m US Treasury 7 Year Note ETF outperformed the median of its Peer Group for the one-year period ended December 31, 2025, and underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Directors noted that the F/m US Treasury 10 Year Note ETF outperformed the median of its Peer Group for the three-month and three-year periods ended December 31, 2025, and matched the performance of the median of its Peer Group for the one-year and since-inception periods ended December 31, 2025.

The Directors noted that the F/m US Treasury 20 Year Bond ETF equaled the median of its Peer Group for the three-month period ended December 31, 2025, and underperformed the median of its Peer Group for the one-year and since-inception periods ended December 31, 2025.

The Directors noted that the F/m US Treasury 30 Year Bond ETF equaled the median of its Peer Group for the three-month period ended December 31, 2025, and underperformed the median of its Peer Group for the one-year and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 3 Month Bill Fund ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 6 Month Bill ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 12 Month Bill ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 2 Year Note ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 3 Year Note ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

58

F/m US BENCHMARK SERIES

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)

(UNAUDITED)

The Directors noted that the net advisory fee of the F/m US Treasury 5 Year Note ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 7 Year Note ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 10 Year Note ETF equaled the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses equaled the median and in the 2nd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 20 Year Bond ETF equaled the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses equaled the median and in the 3rd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m US Treasury 30 Year Bond ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2027.

59

Investment Adviser

F/m Investments LLC
900 19th Street NW, Suite 203
Washington, DC 20006

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Annual Financial Statements

August 31, 2026

F/m 2-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTWO)

F/m 3-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTRE)

F/m 10-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTEN)

F/m Opportunistic Income ETF | (Nasdaq: ZHOG)

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | (Nasdaq: RBIL)

F/m High Yield 100 ETF | (Nasdaq: ZTOP)

F/m Ultrashort Tax-Free Municipal ETF | (Nasdaq: ZMUN)

F/m Accumulator Ultrashort U.S. Treasury Fund (Nasdaq: SGVA)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2026

	Par	Value
CORPORATE BONDS — 98.8%
Communications — 3.0%
Alphabet, Inc., 4.50%, 08/10/2028	$36,000	$36,013
AT&T, Inc., 4.35%, 03/01/2029	36,000	35,603
Booking Holdings, Inc., 3.55%, 03/15/2028	37,000	36,421
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.25%, 01/15/2029	44,000	40,841
Comcast Corp., 4.55%, 01/15/2029	37,000	36,794
Cox Communications, Inc., 5.45%, 09/15/2028 (a)	40,000	40,199
Fox Corp., 4.71%, 01/25/2029	42,000	41,803
Meta Platforms, Inc., 4.60%, 05/15/2028	40,000	40,076
Netflix, Inc., 5.88%, 11/15/2028	40,000	41,029
Omnicom Group, Inc., 4.20%, 03/02/2029	36,000	35,366
Rogers Communications, Inc., 5.00%, 02/15/2029	38,000	37,980
Sprint Capital Corp., 6.88%, 11/15/2028	38,000	39,603
T-Mobile USA, Inc., 4.85%, 01/15/2029	40,000	40,064
Verizon Communications, Inc., 2.10%, 03/22/2028	43,000	41,390
		543,182
Consumer Discretionary — 7.3%
1011778 BC ULC / New Red Finance, Inc., 3.50%, 02/15/2029 (a)	37,000	35,613
Amazon.com, Inc., 3.85%, 03/13/2028	40,000	39,624
American Honda Finance Corp., 4.55%, 04/10/2028	40,000	39,876
Automatic Data Processing, Inc., 1.70%, 05/15/2028	43,000	41,083
AutoNation, Inc., 4.45%, 01/15/2029	42,000	41,427
AutoZone, Inc., 6.25%, 11/01/2028	40,000	41,148
Best Buy Co., Inc., 4.45%, 10/01/2028	40,000	39,748
Block Financial LLC, 2.50%, 07/15/2028	42,000	40,166
BMW US Capital LLC, 4.75%, 08/04/2028 (a)	36,000	35,970
Carnival Corp., 4.00%, 08/01/2028 (a)	42,000	41,131
Cintas Corp. No 2, 4.20%, 05/01/2028	41,000	40,759

	Par	Value
Consumer Discretionary — 7.3% (continued)
Delta Air Lines, Inc., 4.95%, 07/10/2028	$40,000	$40,063
ERAC USA Finance LLC, 5.00%, 02/15/2029 (a)	36,000	36,174
General Motors Financial Co., Inc., 4.20%, 10/27/2028	40,000	39,469
Genuine Parts Co., 6.50%, 11/01/2028	38,000	39,062
Home Depot, Inc., 3.75%, 09/15/2028	40,000	39,416
Hyatt Hotels Corp., 5.05%, 03/30/2028	41,000	41,116
Hyundai Capital America, 4.50%, 06/16/2028 (a)	40,000	39,753
Las Vegas Sands Corp., 5.63%, 06/15/2028	40,000	40,352
LKQ Corp., 5.75%, 06/15/2028	39,000	39,435
Lowe’s Cos., Inc., 4.00%, 10/15/2028	40,000	39,403
Marriott International, Inc., 5.55%, 10/15/2028	40,000	40,605
McDonald’s Corp., 4.80%, 08/14/2028	40,000	40,128
Mohawk Industries, Inc., 5.85%, 09/18/2028	38,000	38,743
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	41,000	40,722
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (a)	40,000	40,300
Southwest Airlines Co., 4.38%, 11/15/2028	40,000	39,519
Stanley Black & Decker, Inc., 6.00%, 03/06/2028	39,000	39,643
Starbucks Corp., 4.50%, 05/15/2028	41,000	40,889
TJX Cos., Inc., 1.15%, 05/15/2028	43,000	40,615
Toyota Motor Credit Corp., 4.25%, 05/12/2028	40,000	39,838
UL Solutions, Inc., 6.50%, 10/20/2028	38,000	39,300
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	38,000	37,959
		1,309,049
Consumer Staples — 7.2%
Alimentation Couche-Tard, Inc., 4.15%, 09/29/2028 (a)	40,000	39,486
Altria Group, Inc., 6.20%, 11/01/2028	36,000	37,018
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	40,000	40,042
BAT International Finance PLC, 5.93%, 02/02/2029	36,000	36,901

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Consumer Staples — 7.2% (continued)
Clorox Co., 3.90%, 05/15/2028	$41,000	$40,435
Coca-Cola Co., 1.50%, 03/05/2028	43,000	41,209
Conagra Brands, Inc., 4.85%, 11/01/2028	40,000	39,831
Constellation Brands, Inc., 4.80%, 01/15/2029	40,000	39,959
Dollar General Corp., 5.20%, 07/05/2028	40,000	40,278
Dollar Tree, Inc., 4.20%, 05/15/2028	41,000	40,595
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	41,000	40,811
General Mills, Inc., 5.50%, 10/17/2028	40,000	40,598
Hershey Co., 4.25%, 05/04/2028	36,000	35,828
Hormel Foods Corp., 1.70%, 06/03/2028	42,000	39,964
J M Smucker Co., 5.90%, 11/15/2028	40,000	40,945
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.00%, 02/02/2029	37,000	35,381
Kellanova, 4.30%, 05/15/2028	40,000	39,777
Kenvue, Inc., 5.05%, 03/22/2028	40,000	40,258
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	41,000	40,675
Kimberly-Clark Corp., 3.95%, 11/01/2028	40,000	39,476
Kraft Heinz Foods Co., 4.63%, 01/30/2029	40,000	39,890
Kroger Co., 4.50%, 01/15/2029	42,000	41,759
Mars, Inc., 4.55%, 04/20/2028 (a)	36,000	35,969
McCormick & Co., Inc., 4.15%, 02/15/2029	37,000	36,413
Mondelez International, Inc., 4.25%, 05/06/2028	41,000	40,719
PepsiCo, Inc., 4.10%, 01/15/2029	42,000	41,604
Philip Morris International, Inc., 3.88%, 10/27/2028	40,000	39,349
Procter & Gamble Co., 4.35%, 01/29/2029	40,000	39,955
Sysco Corp., 5.75%, 01/17/2029	40,000	40,766
Target Corp., 4.35%, 06/15/2028	41,000	40,888
The Campbell’s Co., 4.15%, 03/15/2028	41,000	40,567

	Par	Value
Consumer Staples — 7.2% (continued)
Tyson Foods, Inc., 4.35%, 03/01/2029	$38,000	$37,565
Walmart, Inc., 3.90%, 04/15/2028	40,000	39,689
		1,304,600
Energy — 6.2%
BP Capital Markets America, Inc., 4.23%, 11/06/2028	40,000	39,657
Cheniere Energy, Inc., 4.63%, 10/15/2028	40,000	39,784
Chevron USA, Inc., 4.05%, 08/13/2028	40,000	39,715
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	38,000	38,798
Devon Energy Corp., 5.88%, 06/15/2028	41,000	41,014
Enbridge, Inc., 4.20%, 11/20/2028	40,000	39,530
Energy Transfer LP, 6.10%, 12/01/2028	40,000	41,058
Enterprise Products Operating LLC, 4.30%, 06/20/2028	41,000	40,809
EOG Resources, Inc., 4.40%, 07/15/2028	41,000	40,848
EQT Corp., 5.70%, 04/01/2028	40,000	40,540
Equinor ASA, 4.25%, 06/02/2028	41,000	40,845
Expand Energy Corp., 5.38%, 02/01/2029	36,000	36,002
Kinder Morgan, Inc., 5.00%, 02/01/2029	36,000	36,194
Marathon Petroleum Corp., 3.80%, 04/01/2028	41,000	40,440
MPLX LP, 4.80%, 02/15/2029	36,000	35,949
ONEOK, Inc., 5.65%, 11/01/2028	40,000	40,660
Phillips 66, 3.90%, 03/15/2028	38,000	37,677
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (a)	40,000	39,579
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	41,000	40,727
Schlumberger Holdings Corp., 4.50%, 05/15/2028 (a)	41,000	40,867
Shell Finance US, Inc., 3.88%, 11/13/2028	41,000	40,400
Targa Resources Corp., 4.35%, 01/15/2029	42,000	41,596
TotalEnergies Capital International SA, 3.46%, 02/19/2029	37,000	36,013
TransCanada PipeLines Ltd., 4.25%, 05/15/2028	41,000	40,696

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Energy — 6.2% (continued)
Valero Energy Corp., 4.35%, 06/01/2028	$40,000	$39,818
Western Midstream Operating LP, 6.35%, 01/15/2029	40,000	41,207
Williams Cos., Inc., 5.30%, 08/15/2028	40,000	40,410
Woodside Finance Ltd., 4.90%, 05/19/2028	40,000	40,022
		1,110,855
Financials — 31.7% (b)
Agree LP, 2.00%, 06/15/2028	43,000	40,978
Aircastle Ltd., 5.95%, 02/15/2029 (a)	36,000	36,678
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	39,000	39,382
American Express Co., 4.35% to 07/20/2028 then SOFR + 0.81%, 07/20/2029	37,000	36,759
American Homes 4 Rent LP, 4.90%, 02/15/2029	36,000	35,956
American International Group, Inc., 5.75% (3 mo. LIBOR USD + 2.87%), 04/01/2048 (c)	40,000	40,150
American National Global Funding, 4.63%, 12/15/2028 (a)	40,000	39,467
American Tower Corp., 5.20%, 02/15/2029	36,000	36,250
Ameriprise Financial, Inc., 5.70%, 12/15/2028	40,000	40,848
Aon North America, Inc., 5.15%, 03/01/2029	38,000	38,259
Apollo Debt Solutions BDC, 5.20%, 12/08/2028 (a)	40,000	39,393
Apollo Management Holdings LP, 4.87%, 02/15/2029 (a)	37,000	36,851
Ares Capital Corp., 5.88%, 03/01/2029	36,000	36,219
Ares Management Corp., 6.38%, 11/10/2028	40,000	41,101
Ares Strategic Income Fund, 5.45%, 09/09/2028	40,000	39,837
Assurant, Inc., 4.90%, 03/27/2028	40,000	40,041
Assured Guaranty US Holdings, Inc., 6.13%, 09/15/2028	38,000	38,888
Athene Global Funding, 4.83%, 05/09/2028 (a)	41,000	40,828
Aviation Capital Group LLC, 6.75%, 10/25/2028 (a)	38,000	39,248
Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (a)	36,000	36,478

	Par	Value
Financials — 31.7% (b) (continued)
Bank of America Corp., 4.62% (SOFR + 1.11%), 05/09/2029	$41,000	$40,916
Bank of Montreal, 4.55% (SOFR + 0.63%), 06/02/2029	40,000	39,840
Bank of Nova Scotia, 4.58% to 06/05/2028 then SOFR + 0.66%, 06/05/2029	40,000	39,832
Barings BDC, Inc., 5.20%, 09/15/2028	40,000	39,514
Barings Private Credit Corp., 5.75%, 02/06/2029	37,000	36,536
BGC Group, Inc., 8.00%, 05/25/2028	39,000	40,516
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/2028 (a)	43,000	40,618
Blackstone Private Credit Fund, 7.30%, 11/27/2028	40,000	41,248
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	40,000	39,897
Blue Owl Capital Corp., 2.88%, 06/11/2028	43,000	40,895
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	39,000	40,214
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028	40,000	40,027
Boston Properties LP, 4.50%, 12/01/2028	40,000	39,678
Brighthouse Financial Global Funding, 2.00%, 06/28/2028 (a)	43,000	40,523
Brixmor Operating Partnership LP, 2.25%, 04/01/2028	43,000	41,333
Brown & Brown, Inc., 4.70%, 06/23/2028	41,000	40,894
Camden Property Trust, 4.10%, 10/15/2028	40,000	39,550
Canadian Imperial Bank of Commerce, 4.72% (SOFR + 0.67%), 06/16/2029	40,000	39,925
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (a)	40,000	41,328
Capital One Financial Corp., 5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030	36,000	36,545
Charles Schwab Corp., 4.60% to 07/27/2028 then SOFR + 0.62%, 07/27/2029	40,000	39,888
Cincinnati Financial Corp., 6.92%, 05/15/2028	38,000	39,357
CME Group, Inc., 3.75%, 06/15/2028	41,000	40,484
CNO Global Funding, 4.38%, 09/08/2028 (a)	40,000	39,506

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Financials — 31.7% (b) (continued)
COPT Defense Properties LP, 2.00%, 01/15/2029	$44,000	$41,146
Corebridge Global Funding, 4.25%, 08/21/2028 (a)	40,000	39,533
Crown Castle, Inc., 4.80%, 09/01/2028	40,000	39,961
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (a)	41,000	40,071
CubeSmart LP, 2.25%, 12/15/2028	44,000	41,564
Digital Realty Trust LP, 4.45%, 07/15/2028	42,000	41,710
EPR Properties, 4.95%, 04/15/2028	40,000	39,912
Equinix, Inc., 2.00%, 05/15/2028	42,000	40,110
Equitable America Global Funding, 4.30%, 12/15/2028 (a)	40,000	39,426
ERP Operating LP, 1.90%, 12/01/2028	44,000	41,344
Essex Portfolio LP, 4.00%, 03/01/2029	36,000	35,252
Extra Space Storage LP, 5.70%, 04/01/2028	40,000	40,529
F&G Global Funding, 4.50%, 01/09/2029 (a)	42,000	41,251
Fairfax Financial Holdings Ltd., 4.85%, 04/17/2028	40,000	39,949
Federal Realty OP LP, 5.38%, 05/01/2028	40,000	40,335
Fidelity National Financial, Inc., 4.50%, 08/15/2028	40,000	39,771
Fidelity National Information Services, Inc., 4.45%, 03/10/2028	40,000	39,778
Fifth Third Bancorp, 4.00%, 02/01/2029 (a)	36,000	35,153
Fiserv, Inc., 5.38%, 08/21/2028	40,000	40,311
Fortitude Global Funding, 4.63%, 10/06/2028 (a)	40,000	39,507
GATX Corp., 4.55%, 11/07/2028	40,000	39,769
Global Net Lease, Inc., 4.50%, 09/30/2028 (a)	40,000	39,165
Global Payments, Inc., 4.55%, 03/15/2028	40,000	39,706
Globe Life, Inc., 4.55%, 09/15/2028	40,000	39,717
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029	40,000	39,994

	Par	Value
Financials — 31.7% (b) (continued)
Goldman Sachs BDC, Inc., 5.10%, 01/28/2029	$42,000	$41,173
Goldman Sachs Private Credit Corp., 5.05%, 02/23/2028	40,000	39,810
Golub Capital BDC, Inc., 7.05%, 12/05/2028	40,000	41,046
Golub Capital Private Credit Fund, 5.45%, 08/15/2028	40,000	39,735
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/2028 (a)	40,000	39,467
Guardian Life Global Funding, 4.07%, 09/05/2028 (a)	40,000	39,476
Healthpeak OP LLC, 2.13%, 12/01/2028	44,000	41,493
Hercules Capital, Inc., 5.35%, 02/10/2029	37,000	36,578
Highwoods Realty LP, 4.13%, 03/15/2028	40,000	39,432
Horace Mann Educators Corp., 7.25%, 09/15/2028	38,000	39,514
Host Hotels & Resorts LP, 4.25%, 12/15/2028	40,000	39,402
HPS Corporate Lending Fund, 4.90%, 09/11/2028	40,000	39,329
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	38,000	38,900
Intercontinental Exchange, Inc., 3.95%, 12/01/2028	40,000	39,384
Invitation Homes Operating Partnership LP, 2.30%, 11/15/2028	43,000	40,696
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	40,000	40,686
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028	38,000	39,525
JPMorgan Chase & Co., 5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	40,000	40,121
KeyCorp, 4.10%, 04/30/2028	40,000	39,581
Kilroy Realty LP, 4.75%, 12/15/2028	40,000	39,606
Lazard Group LLC, 4.50%, 09/19/2028	40,000	39,636
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)	36,000	35,666
Lincoln Financial Global Funding, 4.20%, 01/12/2029 (a)	42,000	41,215
LPL Holdings, Inc., 4.90%, 04/03/2028	40,000	39,971
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029	38,000	39,886

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Financials — 31.7% (b) (continued)
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	$40,000	$40,107
Macquarie Bank Ltd., 4.33%, 06/12/2028 (a)	36,000	35,764
Main Street Capital Corp., 5.40%, 08/15/2028	40,000	39,954
Marex Group PLC, 5.83%, 05/08/2028	40,000	40,215
Mastercard, Inc., 4.33%, 06/08/2028	40,000	39,910
MGIC Investment Corp., 5.25%, 08/15/2028	40,000	39,931
Mid-America Apartments LP, 4.20%, 06/15/2028	41,000	40,653
Morgan Stanley, 4.87% (SOFR + 0.85%), 07/12/2029	40,000	40,006
Mutual of Omaha Cos. Global Funding, 4.51%, 06/09/2028 (a)	41,000	40,743
Nasdaq, Inc., 5.35%, 06/28/2028	40,000	40,448
New Mountain Finance Corp., 6.88%, 02/01/2029	36,000	36,063
New York Life Global Funding, 4.05%, 02/02/2029 (a)	37,000	36,348
NNN REIT, Inc., 4.30%, 10/15/2028	40,000	39,614
North Haven Private Income Fund LLC, 5.13%, 09/25/2028	40,000	38,985
Northern Trust Corp., 3.65%, 08/03/2028	42,000	41,339
Northwestern Mutual Global Funding, 4.13%, 08/25/2028 (a)	40,000	39,528
Nuveen LLC, 4.00%, 11/01/2028 (a)	41,000	40,360
Oaktree Specialty Lending Corp., 7.10%, 02/15/2029	36,000	36,558
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	38,000	39,887
Pacific Life Global Funding II, 4.45%, 05/01/2028 (a)	41,000	40,819
PayPal Holdings, Inc., 4.55%, 06/01/2028	40,000	39,873
Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.05%, 08/01/2028 (a)	40,000	40,794
PNC Financial Services Group, Inc., 4.62% to 10/26/2028 then SOFR + 0.68%, 10/26/2029	40,000	39,864
Principal Life Global Funding II, 4.25%, 08/18/2028 (a)	40,000	39,601

	Par	Value
Financials — 31.7% (b) (continued)
Progressive Corp., 4.00%, 03/01/2029	$36,000	$35,415
Prologis LP, 4.88%, 06/15/2028	41,000	41,212
Public Storage Operating Co., 5.13%, 01/15/2029	40,000	40,444
Realty Income Corp., 3.95%, 02/01/2029	37,000	36,324
Regency Centers LP, 4.13%, 03/15/2028	41,000	40,706
Rexford Industrial Realty LP, 5.00%, 06/15/2028	40,000	40,083
RGA Global Funding, 4.35%, 08/25/2028 (a)	40,000	39,566
Royal Bank of Canada, 4.65% (SOFR + 0.61%), 07/10/2029	40,000	39,899
Santander Holdings USA, Inc., 5.47% (SOFR + 1.61%), 03/20/2029	39,000	39,249
SBA Communications Corp., 3.13%, 02/01/2029	37,000	35,384
SBL Holdings, Inc., 5.90%, 09/26/2028 (a)	42,000	40,793
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/2029	36,000	36,324
State Street Corp., 5.68% to 11/21/2028 then SOFR + 1.48%, 11/21/2029	36,000	36,720
Store Capital LLC, 4.50%, 03/15/2028	41,000	40,709
Sumisho Air Lease Corp., 4.40%, 03/24/2028 (a)	40,000	39,727
Sun Communities Operating LP, 2.30%, 11/01/2028	42,000	39,789
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	40,000	39,876
Toronto-Dominion Bank, 4.11%, 10/13/2028	40,000	39,499
UDR, Inc., 4.40%, 01/26/2029	42,000	41,547
Ventas Realty LP, 4.40%, 01/15/2029	42,000	41,589
VICI Properties LP, 4.75%, 04/01/2028	40,000	39,888
Visa, Inc., 3.80%, 02/12/2029	37,000	36,394
WEA Finance LLC, 4.13%, 09/20/2028 (a)	40,000	39,363
Wells Fargo & Co., 4.58% to 05/20/2028 then SOFR + 0.72%, 05/20/2029	40,000	39,868
Welltower OP LLC, 2.05%, 01/15/2029	44,000	41,372

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Financials — 31.7% (b) (continued)
Western-Southern Global Funding, 4.25%, 01/29/2029 (a)	$42,000	$41,333
Willis North America, Inc., 4.50%, 09/15/2028	40,000	39,726
		5,729,130
Health Care — 8.8%
AbbVie, Inc., 4.50%, 08/18/2028	36,000	35,921
Advocate Health & Hospitals Corp., 3.83%, 08/15/2028	40,000	39,468
Amgen, Inc., 5.15%, 03/02/2028	39,000	39,252
Ascension Health, 4.08%, 11/15/2028	40,000	39,566
Astrazeneca Finance LLC, 4.85%, 02/26/2029	38,000	38,182
Baxter International, Inc., 4.45%, 02/15/2029	36,000	35,507
Becton Dickinson & Co., 4.87%, 02/08/2029	36,000	36,016
Bon Secours Mercy Health, Inc., 4.30%, 07/01/2028	41,000	40,592
Bristol-Myers Squibb Co., 4.90%, 02/22/2029	36,000	36,272
Cardinal Health, Inc., 5.13%, 02/15/2029	36,000	36,240
Cencora, Inc., 3.95%, 02/13/2029	36,000	35,289
CHRISTUS Health, 4.34%, 07/01/2028	41,000	40,595
Cigna Group, 4.38%, 10/15/2028	40,000	39,686
CVS Health Corp., 5.00%, 01/30/2029	40,000	40,169
Edwards Lifesciences Corp., 4.30%, 06/15/2028	41,000	40,696
Elevance Health, Inc., 4.00%, 09/15/2028	40,000	39,449
Eli Lilly & Co., 4.00%, 10/15/2028	40,000	39,603
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	40,000	39,464
Gilead Sciences, Inc., 4.25%, 05/20/2028	37,000	36,832
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	40,000	39,603
HCA, Inc., 5.20%, 06/01/2028	36,000	36,247
Humana, Inc., 5.75%, 12/01/2028	40,000	40,669
IQVIA, Inc., 6.25%, 02/01/2029	36,000	36,981
McKesson Corp., 4.90%, 07/15/2028	40,000	40,190

	Par	Value
Health Care — 8.8% (continued)
Medtronic Global Holdings SCA, 4.25%, 03/30/2028	$40,000	$39,826
Merck & Co., Inc., 4.30%, 05/22/2028	40,000	39,896
Mylan, Inc., 4.55%, 04/15/2028	41,000	40,661
Novartis Capital Corp., 3.90%, 11/05/2028	41,000	40,454
PeaceHealth Obligated Group, 4.34%, 11/15/2028	40,000	39,628
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	40,000	39,900
Revvity, Inc., 1.90%, 09/15/2028	42,000	39,612
Sanofi SA, 3.80%, 11/03/2028	41,000	40,329
Solventum Corp., 5.40%, 03/01/2029	38,000	38,412
SSM Health Care Corp., 4.89%, 06/01/2028	41,000	41,075
Stryker Corp., 4.85%, 12/08/2028	38,000	38,089
Sutter Health, 3.70%, 08/15/2028	40,000	39,320
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	36,000	36,284
Toledo Hospital, 5.33%, 11/15/2028	40,000	40,012
UnitedHealth Group, Inc., 4.40%, 06/15/2028	41,000	40,860
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	40,000	40,427
Zoetis, Inc., 4.15%, 08/17/2028	40,000	39,608
		1,596,882
Industrials — 11.2%
3M Co., 3.38%, 03/01/2029	37,000	35,823
ABB Finance USA, Inc., 3.80%, 04/03/2028	41,000	40,532
Amphenol Corp., 3.90%, 11/15/2028	41,000	40,350
Boeing Co., 3.20%, 03/01/2029	37,000	35,579
Canadian National Railway Co., 6.90%, 07/15/2028	38,000	39,554
Canadian Pacific Railway Co., 4.00%, 06/01/2028	41,000	40,563
Caterpillar Financial Services Corp., 4.20%, 05/15/2028	40,000	39,828
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	41,000	40,550
CNH Industrial Capital LLC, 4.75%, 03/21/2028	40,000	39,953
Cummins, Inc., 4.25%, 05/09/2028	41,000	40,822

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Industrials — 11.2% (continued)
Element Fleet Management Corp., 6.32%, 12/04/2028 (a)	$40,000	$41,212
Emerson Electric Co., 2.00%, 12/21/2028	44,000	41,527
General Dynamics Corp., 3.75%, 05/15/2028	41,000	40,529
GFL Environmental, Inc., 3.50%, 09/01/2028 (a)	40,000	38,959
HEICO Corp., 5.25%, 08/01/2028	40,000	40,373
Honeywell Aerospace, Inc., 3.90%, 03/16/2028	40,000	39,552
Howmet Aerospace, Inc., 3.75%, 03/03/2028	40,000	39,461
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	42,000	39,799
Ingersoll Rand, Inc., 5.40%, 08/14/2028	40,000	40,482
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	38,000	39,012
John Deere Capital Corp., 4.13%, 01/18/2029	42,000	41,550
L3Harris Technologies, Inc., 4.40%, 06/15/2028	41,000	40,768
Lennox International, Inc., 5.50%, 09/15/2028	40,000	40,496
Lockheed Martin Corp., 4.15%, 08/15/2028	40,000	39,694
MasTec, Inc., 4.50%, 08/15/2028 (a)	40,000	39,528
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	40,000	40,013
Nordson Corp., 5.60%, 09/15/2028	40,000	40,586
Norfolk Southern Corp., 3.80%, 08/01/2028	41,000	40,398
Northrop Grumman Corp., 4.60%, 02/01/2029	36,000	35,889
nVent Finance Sarl, 4.55%, 04/15/2028	40,000	39,762
Oshkosh Corp., 4.60%, 05/15/2028	41,000	40,799
Otis Worldwide Corp., 5.25%, 08/16/2028	40,000	40,377
PACCAR Financial Corp., 3.90%, 02/05/2029	37,000	36,378
Quanta Services, Inc., 4.30%, 08/09/2028	40,000	39,660
Regal Rexnord Corp., 6.05%, 04/15/2028	39,000	39,670
Republic Services, Inc., 3.95%, 05/15/2028	41,000	40,568
Rockwell Automation, Inc., 3.50%, 03/01/2029	37,000	35,977
RTX Corp., 5.75%, 01/15/2029	40,000	40,917

	Par	Value
Industrials — 11.2% (continued)
Ryder System, Inc., 6.30%, 12/01/2028	$39,000	$40,204
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	41,000	40,798
Timken Co., 4.50%, 12/15/2028	40,000	39,674
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	40,000	39,381
Trimble, Inc., 4.90%, 06/15/2028	40,000	39,888
Union Pacific Corp., 3.70%, 03/01/2029	37,000	36,181
Veralto Corp., 5.35%, 09/18/2028	40,000	40,428
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	41,000	40,536
Vontier Corp., 2.40%, 04/01/2028	42,000	40,377
Waste Connections, Inc., 4.25%, 12/01/2028	40,000	39,598
Waste Management, Inc., 3.88%, 01/15/2029	42,000	41,235
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (d)	40,000	39,918
XPO, Inc., 6.25%, 06/01/2028 (a)	40,000	40,359
		2,026,067
Materials — 5.5%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	41,000	40,838
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	40,000	40,035
Amrize Finance US LLC, 4.70%, 04/07/2028	40,000	39,981
Avery Dennison Corp., 4.88%, 12/06/2028	40,000	40,089
BHP Billiton Finance USA Ltd., 5.10%, 09/08/2028	40,000	40,334
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.70%, 06/01/2028 (a)	41,000	40,253
Dow Chemical Co., 4.80%, 11/30/2028	40,000	39,985
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (a)	42,000	41,840
Eastman Chemical Co., 4.50%, 12/01/2028	40,000	39,673
Ecolab, Inc., 4.30%, 06/15/2028	41,000	40,836
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	40,000	39,677

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Materials — 5.5% (continued)
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	$41,000	$40,748
Glencore Funding LLC, 4.91%, 04/01/2028 (a)	40,000	40,031
International Flavors & Fragrances, Inc., 4.45%, 09/26/2028	40,000	39,714
Mosaic Co., 4.35%, 01/15/2029	42,000	41,318
Nucor Corp., 3.95%, 05/01/2028	41,000	40,620
Nutrien Ltd., 4.90%, 03/27/2028	40,000	40,091
PPG Industries, Inc., 3.75%, 03/15/2028	40,000	39,456
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028	40,000	39,980
RPM International, Inc., 4.55%, 03/01/2029	36,000	35,686
Sherwin-Williams Co., 4.30%, 08/15/2028	40,000	39,659
Steel Dynamics, Inc., 4.00%, 12/15/2028	40,000	39,322
Suzano Austria GmbH, 2.50%, 09/15/2028	42,000	39,914
WRKCo, Inc., 3.90%, 06/01/2028	41,000	40,356
Yara International ASA, 4.75%, 06/01/2028 (a)	41,000	40,876
		1,001,312
Technology — 8.1%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	40,000	39,872
Analog Devices, Inc., 4.25%, 06/15/2028	41,000	40,787
Apple, Inc., 4.00%, 05/12/2028	41,000	40,746
Avnet, Inc., 6.25%, 03/15/2028	39,000	39,686
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	40,000	39,009
Broadcom, Inc., 4.80%, 04/15/2028	38,000	38,052
CDW LLC / CDW Finance Corp., 3.28%, 12/01/2028	42,000	40,271
Cisco Systems, Inc., 4.85%, 02/26/2029	36,000	36,178
Concentrix Corp., 6.50%, 03/01/2029	36,000	35,374
Constellation Software, Inc./Canada, 5.16%, 02/16/2029 (a)	36,000	35,955
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	36,000	34,283

	Par	Value
Technology — 8.1% (continued)
Dell International LLC / EMC Corp., 4.15%, 02/15/2029	$36,000	$35,406
DXC Technology Co., 2.38%, 09/15/2028	42,000	39,728
Equifax, Inc., 5.10%, 06/01/2028	39,000	39,163
Gartner, Inc., 4.50%, 07/01/2028 (a)	41,000	40,380
Hewlett Packard Enterprise Co., 4.50%, 03/23/2028	40,000	39,860
Intel Corp., 1.60%, 08/12/2028	36,000	33,907
Intuit, Inc., 5.13%, 09/15/2028	40,000	40,312
Jabil, Inc., 4.20%, 02/01/2029	37,000	36,286
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	42,000	39,579
Marvell Technology, Inc., 5.75%, 02/15/2029	38,000	38,703
Microchip Technology, Inc., 4.90%, 03/15/2028	40,000	40,076
Moody’s Corp., 4.25%, 02/01/2029	37,000	36,610
NVIDIA Corp., 4.25%, 06/15/2028	40,000	39,789
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028	40,000	39,591
Oracle Corp., 4.55%, 02/04/2029	37,000	36,160
QUALCOMM, Inc., 1.30%, 05/20/2028	44,000	41,675
Roper Technologies, Inc., 4.25%, 09/15/2028	40,000	39,558
S&P Global, Inc., 2.95%, 03/01/2029	37,000	35,459
Salesforce, Inc., 4.50%, 03/15/2028	40,000	39,916
ServiceNow, Inc., 4.25%, 05/15/2028	40,000	39,771
Skyworks Solutions, Inc., 5.00%, 08/10/2028	36,000	35,988
Synopsys, Inc., 4.65%, 04/01/2028	40,000	39,946
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	41,000	41,123
TD SYNNEX Corp., 4.30%, 01/17/2029	42,000	41,265
Teledyne Technologies, Inc., 2.25%, 04/01/2028	42,000	40,412
Texas Instruments, Inc., 4.60%, 02/08/2029	36,000	35,990
VMware LLC, 1.80%, 08/15/2028	42,000	39,747
		1,466,613

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Utilities — 9.8%
AES Corp., 5.45%, 06/01/2028	$40,000	$40,310
Ameren Corp., 5.00%, 01/15/2029	40,000	40,157
American Electric Power Co., Inc., 5.20%, 01/15/2029	40,000	40,342
American Water Capital Corp., 3.75%, 09/01/2028	40,000	39,248
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (a)	40,000	39,559
Black Hills Corp., 5.95%, 03/15/2028	39,000	39,641
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (a)	40,000	40,077
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	40,000	40,419
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028	40,000	39,412
Constellation Energy Generation LLC, 4.63%, 02/01/2029	37,000	36,612
Consumers Energy Co., 4.90%, 02/15/2029	36,000	36,155
Dominion Energy, Inc., 4.60%, 05/15/2028	41,000	40,914
DTE Energy Co., 5.10%, 03/01/2029	36,000	36,214
Duke Energy Corp., 4.85%, 01/05/2029	40,000	40,032
Edison International, 5.00%, 05/05/2028	40,000	39,917
Enel Chile SA, 4.88%, 06/12/2028	41,000	41,025
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	41,000	40,977
Exelon Corp., 5.15%, 03/15/2028	39,000	39,243
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/2028 (a)	40,000	39,709
Florida Power & Light Co., 4.40%, 05/15/2028	36,000	35,909
Georgia Power Co., 4.00%, 10/01/2028	40,000	39,532
Interstate Power and Light Co., 4.10%, 09/26/2028	40,000	39,474
Liberty Utilities Co., 5.58%, 01/31/2029 (a)	36,000	36,382
Narragansett Electric Co., 3.92%, 08/01/2028 (a)	38,000	37,370
National Fuel Gas Co., 4.75%, 09/01/2028	40,000	39,874

	Par	Value
Utilities — 9.8% (continued)
National Grid PLC, 5.60%, 06/12/2028	$39,000	$39,529
National Rural Utilities Cooperative Finance Corp., 4.05%, 02/09/2029	37,000	36,372
New York State Electric & Gas Corp., 5.65%, 08/15/2028 (a)	40,000	40,597
NiSource, Inc., 5.25%, 03/30/2028	39,000	39,326
Oklahoma Gas and Electric Co., 3.80%, 08/15/2028	40,000	39,444
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	41,000	40,780
Pacific Gas and Electric Co., 5.00%, 06/04/2028	40,000	40,101
PacifiCorp, 5.10%, 02/15/2029	38,000	38,177
Pinnacle West Capital Corp., 4.90%, 05/15/2028	40,000	40,095
Public Service Co. of New Hampshire, 4.40%, 07/01/2028	41,000	40,873
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	38,000	38,756
Puget Energy, Inc., 2.38%, 06/15/2028	43,000	41,172
San Diego Gas & Electric Co., 4.95%, 08/15/2028	40,000	40,207
Southwest Gas Corp., 5.45%, 03/23/2028	40,000	40,387
System Energy Resources, Inc., 6.00%, 04/15/2028	39,000	39,633
Tampa Electric Co., 4.90%, 03/01/2029	38,000	38,041
United Utilities PLC, 6.88%, 08/15/2028	38,000	39,358
Vistra Operations Co. LLC, 4.55%, 10/30/2028 (a)	40,000	39,565
Wisconsin Electric Power Co., 3.95%, 03/01/2029	36,000	35,371
Xcel Energy, Inc., 4.75%, 03/21/2028	41,000	40,988
		1,767,276
TOTAL CORPORATE BONDS (Cost $17,966,507)		17,854,966

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (concluded)

August 31, 2026

	Par	Value
TOTAL INVESTMENTS — 98.8% (Cost $17,966,507)		$17,854,966
Other Assets in Excess of Liabilities — 1.2%		222,205
TOTAL NET ASSETS — 100.0%		$18,077,171

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities totaled $2,750,450 or 15.2% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2026

	Par	Value
CORPORATE BONDS — 99.0%
Communications — 3.5%
Airbnb, Inc., 4.40%, 03/16/2029	$87,000	$86,248
Alphabet, Inc., 4.63%, 08/10/2029	88,000	87,741
AppLovin Corp., 5.13%, 12/01/2029	87,000	87,140
AT&T, Inc., 4.30%, 02/15/2030	90,000	88,072
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 06/01/2029	86,000	87,454
Comcast Corp., 2.65%, 02/01/2030	96,000	88,802
Expedia Group, Inc., 3.25%, 02/15/2030	94,000	88,717
Meta Platforms, Inc., 4.30%, 08/15/2029	91,000	90,240
Netflix, Inc., 5.38%, 11/15/2029 (a)	86,000	87,435
News Corp., 3.88%, 05/15/2029 (a)	90,000	86,959
T-Mobile USA, Inc., 4.20%, 10/01/2029	88,000	86,355
Uber Technologies, Inc., 4.30%, 01/15/2030	90,000	88,239
Verizon Communications, Inc., 4.02%, 12/03/2029	90,000	87,711
Videotron Ltd., 3.63%, 06/15/2029 (a)	92,000	88,400
Vodafone Group PLC, 7.88%, 02/15/2030	80,000	87,086
Walt Disney Co., 3.75%, 03/14/2029	88,000	86,230
WMG Acquisition Corp., 3.75%, 12/01/2029 (a)	92,000	87,520
		1,490,349
Consumer Discretionary — 8.4%
1011778 BC ULC / New Red Finance, Inc., 5.63%, 09/15/2029 (a)	86,000	86,343
Amazon.com, Inc., 4.60%, 07/09/2029	91,000	90,599
American Honda Finance Corp., 4.80%, 07/06/2029	91,000	90,659
AS Mileage Plan IP Ltd., 5.02%, 10/20/2029 (a)	93,000	91,340
AutoZone, Inc., 5.10%, 07/15/2029	88,000	88,551
BMW US Capital LLC, 4.90%, 08/06/2029 (a)	88,000	87,677
Brunswick Corp., 5.85%, 03/18/2029	84,000	85,397
Carnival Corp. Ltd., 5.13%, 05/01/2029 (a)	91,000	90,555

	Par	Value
Consumer Discretionary — 8.4% (continued)
Choice Hotels International, Inc., 3.70%, 12/01/2029	$91,000	$87,087
Darden Restaurants, Inc., 4.55%, 10/15/2029	87,000	85,783
Delta Air Lines, Inc., 3.75%, 10/28/2029	90,000	86,550
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029	93,000	90,197
eBay, Inc., 4.25%, 03/06/2029	87,000	85,805
ERAC USA Finance LLC, 4.50%, 10/30/2029 (a)	87,000	85,967
Ferguson Enterprises, Inc., 4.80%, 08/14/2029	88,000	87,732
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	94,000	89,371
General Motors Financial Co., Inc., 4.75%, 04/06/2029	90,000	89,494
Genuine Parts Co., 4.95%, 08/15/2029	91,000	90,484
Hasbro, Inc., 3.90%, 11/19/2029	90,000	87,011
Home Depot, Inc., 4.75%, 06/25/2029	90,000	90,253
Hyatt Hotels Corp., 5.25%, 06/30/2029	90,000	90,594
Hyundai Capital America, 4.75%, 06/18/2029 (a)	91,000	90,258
Las Vegas Sands Corp., 6.00%, 08/15/2029	90,000	91,755
Lear Corp., 4.25%, 05/15/2029	88,000	86,179
Leggett & Platt, Inc., 4.40%, 03/15/2029	93,000	89,852
Lowe’s Cos., Inc., 3.65%, 04/05/2029	89,000	86,525
Magna International, Inc., 5.05%, 03/14/2029	85,000	85,392
Marriott International, Inc., 4.88%, 05/15/2029	90,000	89,986
Mattel, Inc., 3.75%, 04/01/2029 (a)	91,000	87,595
McDonald’s Corp., 5.00%, 05/17/2029	86,000	86,642
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	90,000	87,206
O’Reilly Automotive, Inc., 4.80%, 08/14/2029	88,000	87,779
Polaris, Inc., 6.95%, 03/15/2029	82,000	85,255
RELX Capital, Inc., 4.00%, 03/18/2029	89,000	87,309
Sekisui House US, Inc., 3.85%, 01/15/2030	92,000	87,017
Southwest Airlines Co., 2.63%, 02/10/2030	96,000	88,195

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Consumer Discretionary — 8.4% (continued)
Starbucks Corp., 3.55%, 08/15/2029	$94,000	$90,878
Toll Brothers Finance Corp., 3.80%, 11/01/2029	90,000	86,633
Toyota Motor Credit Corp., 4.50%, 07/09/2029	88,000	87,438
United Airlines, Inc., 4.63%, 04/15/2029 (a)	89,000	87,682
		3,527,025
Consumer Staples — 5.0%
Ahold Finance USA LLC, 6.88%, 05/01/2029	86,000	90,225
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (a)	97,000	90,791
BAT Capital Corp., 3.46%, 09/06/2029	90,000	86,488
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029	88,000	86,374
Campbell’s Co., 5.20%, 03/21/2029	85,000	85,298
Cargill, Inc., 3.25%, 05/23/2029 (a)	90,000	86,608
Clorox Co., 4.40%, 05/01/2029	88,000	86,920
Coca-Cola Co., 2.13%, 09/06/2029	93,000	86,709
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	87,000	87,986
Constellation Brands, Inc., 3.15%, 08/01/2029	92,000	87,643
Estee Lauder Cos., Inc., 2.38%, 12/01/2029	94,000	86,963
General Mills, Inc., 4.88%, 01/30/2030	88,000	87,704
Haleon US Capital LLC, 4.63%, 08/21/2029	88,000	87,564
Hershey Co., 4.75%, 02/24/2030	88,000	87,966
Kimberly-Clark Corp., 3.20%, 04/25/2029	94,000	90,426
Maple Parent Holdings Corp., 4.75%, 03/26/2029 (a)	90,000	89,302
Mars, Inc., 4.80%, 03/01/2030 (a)	86,000	85,562
PepsiCo, Inc., 4.60%, 02/07/2030	88,000	87,762
Philip Morris International, Inc., 4.13%, 04/27/2029	92,000	90,604
Procter & Gamble Co., 4.15%, 10/24/2029	87,000	86,580
Smithfield Foods, Inc., 5.20%, 04/01/2029 (a)	86,000	86,122
Sysco Corp., 2.40%, 02/15/2030	96,000	87,852

	Par	Value
Consumer Staples — 5.0% (continued)
Target Corp., 2.35%, 02/15/2030	$96,000	$88,588
Walmart, Inc., 4.00%, 04/30/2029	89,000	87,873
		2,105,910
Energy — 8.7%
Antero Resources Corp., 5.38%, 03/01/2030 (a)	86,000	86,118
APA Corp., 4.25%, 01/15/2030	90,000	87,808
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.05%, 03/11/2029	89,000	87,475
Boardwalk Pipelines LP, 4.80%, 05/03/2029	87,000	86,759
BP Capital Markets America, Inc., 4.87%, 11/25/2029	87,000	87,301
Canadian Natural Resources Ltd., 5.00%, 12/15/2029	87,000	87,173
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	90,000	86,756
Cheniere Energy Partners LP, 4.50%, 10/01/2029	87,000	85,957
Chevron USA, Inc., 3.25%, 10/15/2029	90,000	86,377
ConocoPhillips Co., 4.70%, 01/15/2030	91,000	90,641
DCP Midstream Operating LP, 5.13%, 05/15/2029	87,000	87,441
Devon Energy Corp., 4.38%, 03/15/2029 (a)	87,000	85,975
Diamondback Energy, Inc., 5.15%, 01/30/2030	91,000	91,684
DT Midstream, Inc., 4.13%, 06/15/2029 (a)	89,000	86,905
Enbridge, Inc., 5.30%, 04/05/2029	85,000	85,905
Energy Transfer LP, 5.25%, 07/01/2029	86,000	86,854
Enterprise Products Operating LLC, 2.80%, 01/31/2030	94,000	88,002
EQT Corp., 7.00%, 02/01/2030	82,000	86,614
Exxon Mobil Corp., 2.44%, 08/16/2029	96,000	90,588
Halliburton Co., 2.92%, 03/01/2030	92,000	85,937
Helmerich & Payne, Inc., 4.85%, 12/01/2029	91,000	90,462
Hess Corp., 7.88%, 10/01/2029	80,000	87,083
Kinder Morgan, Inc., 5.10%, 08/01/2029	91,000	91,740
Marathon Petroleum Corp., 5.15%, 03/01/2030	86,000	86,540

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Energy — 8.7% (continued)
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (a)	$91,000	$90,105
MPLX LP, 4.70%, 11/01/2029	88,000	87,366
NOV, Inc., 3.60%, 12/01/2029	92,000	88,269
ONEOK, Inc., 4.40%, 10/15/2029	92,000	90,687
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	86,000	85,919
Permian Resources Operating LLC, 5.88%, 07/01/2029 (a)	87,000	87,125
Phillips 66 Co., 3.15%, 12/15/2029	92,000	87,477
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029	95,000	91,080
Schlumberger Holdings Corp., 5.00%, 11/15/2029 (a)	87,000	87,347
Shell Finance US, Inc., 2.38%, 11/07/2029	93,000	86,755
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029	90,000	89,558
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	86,000	86,553
TotalEnergies Capital International SA, 2.83%, 01/10/2030	94,000	88,405
Valero Energy Corp., 5.15%, 02/15/2030	88,000	88,561
Western Midstream Operating LP, 4.05%, 02/01/2030	90,000	86,816
Whistler Pipeline LLC, 5.40%, 09/30/2029 (a)	85,000	85,631
Williams Cos., Inc., 4.80%, 11/15/2029	88,000	87,795
Woodside Finance Ltd., 4.50%, 03/04/2029 (a)	87,000	86,000
		3,685,544
Financials — 33.5% (b)
Alexandria Real Estate Equities, Inc., 2.75%, 12/15/2029	94,000	87,217
Allstate Corp., 5.05%, 06/24/2029	86,000	86,506
Ally Financial, Inc., 5.54% (SOFR + 1.73%), 01/17/2031	91,000	90,929
American Express Co., 4.44% (SOFR + 0.81%), 05/03/2030	87,000	86,048

	Par	Value
Financials — 33.5% (b) (continued)
American National Global Funding, 5.00%, 06/22/2029 (a)	$88,000	$87,201
American Tower Corp., 5.00%, 01/31/2030	88,000	87,937
Aon Corp., 3.75%, 05/02/2029	90,000	87,448
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	84,000	85,840
Ares Capital Corp., 5.55%, 01/15/2030	88,000	87,150
Ares Strategic Income Fund, 5.60%, 02/15/2030	90,000	88,433
Arthur J Gallagher & Co., 4.85%, 12/15/2029	91,000	90,808
Associated Banc-Corp., 6.46% (SOFR + 3.03%), 08/29/2030	83,000	85,047
Assurant, Inc., 3.70%, 02/22/2030	92,000	87,514
Athene Global Funding, 5.13%, 06/01/2029 (a)	88,000	87,699
Aviation Capital Group LLC, 4.25%, 04/30/2029 (a)	92,000	90,066
Avolon Holdings Funding Ltd., 4.20%, 04/15/2029 (a)	92,000	89,857
AXIS Specialty Finance LLC, 4.90% to 01/15/2030 then 5 yr. CMT Rate + 3.19%, 01/15/2040	93,000	91,041
Bank of America Corp., 4.48% (SOFR + 0.87%), 04/23/2030	87,000	85,995
Bank of Montreal, 4.34% (SOFR + 0.89%), 03/19/2030	87,000	85,954
Bank of New York Mellon Corp., 4.76% (SOFR + 0.68%), 08/12/2030	88,000	87,703
Bank of Nova Scotia, 5.13% (SOFR + 1.07%), 02/14/2031	88,000	88,061
BGC Group, Inc., 6.60%, 06/10/2029	86,000	88,033
BlackRock Funding, Inc., 4.70%, 03/14/2029	90,000	90,220
Blackstone Holdings Finance Co. LLC, 2.50%, 01/10/2030 (a)	99,000	91,483
Blackstone Private Credit Fund, 5.60%, 11/22/2029	88,000	86,843
Blackstone Secured Lending Fund, 5.25%, 09/04/2029	87,000	85,618
Blue Owl Capital Corp., 5.95%, 03/15/2029	86,000	85,894

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Financials — 33.5% (b) (continued)
Blue Owl Credit Income Corp., 6.60%, 09/15/2029	$85,000	$85,630
Blue Owl Technology Finance Corp., 6.50%, 10/15/2029	91,000	90,255
Boston Properties LP, 3.40%, 06/21/2029	91,000	87,254
Brighthouse Financial Global Funding, 5.65%, 06/10/2029 (a)	86,000	86,395
Brixmor Operating Partnership LP, 4.13%, 05/15/2029	88,000	86,163
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	97,000	90,657
Brookfield Finance, Inc., 4.85%, 03/29/2029	86,000	85,849
Brown & Brown, Inc., 4.50%, 03/15/2029	88,000	86,908
Camden Property Trust, 3.15%, 07/01/2029	92,000	88,028
Canadian Imperial Bank of Commerce, 5.25% (SOFR + 1.11%), 01/13/2031	91,000	91,435
Capital One Financial Corp., 5.46% (SOFR + 1.56%), 07/26/2030	86,000	86,894
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029 (a)	90,000	85,888
Carlyle Secured Lending, Inc., 6.75%, 02/18/2030	88,000	88,142
CBRE Services, Inc., 5.50%, 04/01/2029	86,000	87,197
Charles Schwab Corp., 4.74% (SOFR + 0.78%), 05/21/2030	91,000	90,638
Chubb INA Holdings LLC, 4.65%, 08/15/2029	88,000	87,846
CI Financial Corp., 7.50%, 05/30/2029 (a)	83,000	86,267
Citigroup, Inc., 5.59% to 11/19/2029 then 5 yr. CMT Rate + 1.28%, 11/19/2034	87,000	87,437
Citizens Financial Group, Inc., 2.50%, 02/06/2030	96,000	88,094
CNA Financial Corp., 3.90%, 05/01/2029	90,000	87,613
CNO Global Funding, 4.95%, 09/09/2029 (a)	86,000	85,610
Corebridge Global Funding, 4.80%, 05/29/2029 (a)	87,000	86,655
Crown Castle, Inc., 4.90%, 09/01/2029	87,000	86,691
CubeSmart LP, 3.00%, 02/15/2030	94,000	87,849

	Par	Value
Financials — 33.5% (b) (continued)
Digital Realty Trust LP, 3.60%, 07/01/2029	$91,000	$87,753
Enact Holdings, Inc., 6.25%, 05/28/2029	86,000	88,060
Enstar Group Ltd., 4.95%, 06/01/2029	89,000	88,303
EPR Properties, 3.75%, 08/15/2029	91,000	87,347
Equinix, Inc., 5.00%, 08/15/2029	88,000	87,976
Equitable America Global Funding, 5.00%, 08/28/2029 (a)	88,000	87,763
ERP Operating LP, 2.30%, 03/01/2030	94,000	86,127
Essent Group Ltd., 6.25%, 07/01/2029	88,000	90,207
Essex Portfolio LP, 3.00%, 01/15/2030	97,000	90,931
Extra Space Storage LP, 4.00%, 06/15/2029	93,000	90,617
F&G Global Funding, 5.88%, 01/16/2030 (a)	88,000	88,236
Federal Realty OP LP, 3.20%, 06/15/2029	91,000	87,047
Fidelity National Information Services, Inc., 4.55%, 03/10/2029	87,000	86,019
Fifth Third Bancorp, 4.90% (SOFR + 1.49%), 09/06/2030	86,000	85,577
Fiserv, Inc., 3.50%, 07/01/2029	95,000	91,005
FNB Corp., 5.72% (SOFR + 1.93%), 12/11/2030	87,000	87,238
Franklin BSP Capital Corp., 7.20%, 06/15/2029	85,000	86,865
GATX Corp., 4.70%, 04/01/2029	87,000	86,469
Global Payments, Inc., 5.30%, 08/15/2029	91,000	90,983
GLP Capital LP / GLP Financing II, Inc., 4.00%, 01/15/2030	95,000	90,662
Goldman Sachs Group, Inc., 4.59% (SOFR + 0.99%), 04/20/2030	87,000	86,063
Goldman Sachs Private Credit Corp., 5.38%, 01/31/2029	87,000	86,382
Golub Capital BDC, Inc., 6.00%, 07/15/2029	88,000	88,257
Golub Capital Private Credit Fund, 5.80%, 09/12/2029	88,000	87,361
Guardian Life Global Funding, 4.75%, 07/16/2029 (a)	91,000	90,665

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Financials — 33.5% (b) (continued)
Hartford Insurance Group, Inc., 2.80%, 08/19/2029	$93,000	$87,970
Healthcare Realty Holdings LP, 3.10%, 02/15/2030	94,000	87,966
Healthpeak OP LLC, 3.00%, 01/15/2030	97,000	90,833
Highwoods Realty LP, 3.05%, 02/15/2030	94,000	87,375
Host Hotels & Resorts LP, 3.38%, 12/15/2029	92,000	87,214
HPS Corporate Lending Fund, 5.15%, 04/02/2029 (a)	92,000	89,742
Huntington Bancshares, Inc., 5.27% (SOFR + 1.28%), 01/15/2031	91,000	91,159
Intercontinental Exchange, Inc., 4.70%, 08/20/2029	88,000	87,787
Jackson National Life Global Funding, 4.80%, 04/09/2029 (a)	87,000	86,368
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	95,000	91,242
JPMorgan Chase & Co., 4.86% (SOFR + 0.85%), 07/23/2030	88,000	87,734
KeyCorp, 2.55%, 10/01/2029	93,000	86,598
Kilroy Realty LP, 3.05%, 02/15/2030	96,000	88,210
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029 (a)	94,000	90,694
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (a)	90,000	87,637
Lazard Group LLC, 4.38%, 03/11/2029	87,000	85,735
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (a)	91,000	91,422
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	89,000	86,368
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (a)	85,000	87,265
Macquarie Bank Ltd., 4.53%, 03/29/2029 (a)	91,000	90,430
Marex Group PLC, 6.40%, 11/04/2029	85,000	86,612
Markel Group, Inc., 3.35%, 09/17/2029	90,000	85,803
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	88,000	87,077
Mastercard, Inc., 4.43%, 06/08/2029	91,000	90,477
Mid-America Apartments LP, 3.95%, 03/15/2029	92,000	90,094

	Par	Value
Financials — 33.5% (b) (continued)
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/2029	$87,000	$87,349
MSD Investment Corp., 6.38%, 06/12/2029 (a)	91,000	90,842
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (a)	87,000	86,193
New York Life Global Funding, 4.20%, 04/20/2029 (a)	92,000	90,658
NLG Global Funding, 5.40%, 01/23/2030 (a)	91,000	91,558
NMI Holdings, Inc., 6.00%, 08/15/2029	86,000	87,529
North Haven Private Income Fund LLC, 5.75%, 02/01/2030	90,000	87,162
Northern Trust Corp., 3.15%, 05/03/2029	91,000	87,558
Northwestern Mutual Global Funding, 4.40%, 03/30/2029 (a)	87,000	86,194
Nuveen LLC, 5.55%, 01/15/2030 (a)	86,000	86,550
Oaktree Specialty Lending Corp., 6.34%, 02/27/2030	88,000	87,177
Oaktree Strategic Credit Fund, 6.50%, 07/23/2029	86,000	86,981
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	90,000	85,939
ORIX Corp., 4.65%, 09/10/2029	87,000	86,465
Pacific Life Global Funding II, 4.30%, 04/27/2029 (a)	88,000	86,666
PartnerRe Finance B LLC, 3.70%, 07/02/2029	91,000	87,927
PayPal Holdings, Inc., 2.85%, 10/01/2029	92,000	86,678
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.25%, 02/01/2030 (a)	88,000	88,146
Piedmont Operating Partnership LP, 6.88%, 07/15/2029	84,000	87,179
Pinnacle Financial Partners, Inc., 6.17% (SOFR + 2.35%), 11/01/2030	86,000	87,379
PNC Financial Services Group, Inc., 4.83% (SOFR + 0.80%), 07/19/2030	88,000	87,693
Principal Life Global Funding II, 4.65%, 05/18/2029 (a)	91,000	90,239
Prologis LP, 2.88%, 11/15/2029	92,000	86,684

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Financials — 33.5% (b) (continued)
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	$87,000	$87,603
Public Storage Operating Co., 3.39%, 05/01/2029	90,000	86,973
Radian Group, Inc., 6.20%, 05/15/2029	84,000	86,315
Realty Income Corp., 3.40%, 01/15/2030	92,000	87,530
Regency Centers LP, 2.95%, 09/15/2029	93,000	87,938
Regions Financial Corp., 5.72% (SOFR + 1.49%), 06/06/2030	85,000	86,432
RenaissanceRe Holdings Ltd., 3.60%, 04/15/2029	89,000	86,137
RGA Global Funding, 5.25%, 01/09/2030 (a)	91,000	91,235
Royal Bank of Canada, 4.40% (SOFR + 0.84%), 04/17/2030	87,000	85,816
Sabra Health Care LP, 3.90%, 10/15/2029	90,000	86,963
Sammons Financial Group Global Funding, 5.10%, 12/10/2029 (a)	91,000	90,265
Santander Holdings USA, Inc., 5.04% (SOFR + 1.10%), 06/05/2030	91,000	90,420
SBA Communications Corp., 4.88%, 01/15/2030	88,000	87,260
Simon Property Group LP, 2.45%, 09/13/2029	96,000	89,701
SiriusPoint Ltd., 7.00%, 04/05/2029	83,000	85,775
Sixth Street Lending Partners, 5.75%, 01/15/2030	88,000	86,943
Store Capital LLC, 4.63%, 03/15/2029	87,000	85,915
Sumisho Air Lease Corp., 4.50%, 03/24/2029 (a)	87,000	85,884
Synchrony Financial, 5.45% (SOFR + 1.35%), 10/15/2030	91,000	90,961
Toronto-Dominion Bank, 4.85%, 07/27/2029	91,000	90,944
Truist Financial Corp., 4.96% (SOFR + 0.88%), 07/23/2030	88,000	87,712
UDR, Inc., 3.20%, 01/15/2030	92,000	86,796
Unum Group, 4.00%, 06/15/2029	89,000	86,765
US Bancorp, 4.86% to 07/27/2029 then SOFR + 0.78%, 07/27/2030	91,000	90,744

	Par	Value
Financials — 33.5% (b) (continued)
Ventas Realty LP, 3.00%, 01/15/2030	$97,000	$90,868
VICI Properties LP, 4.95%, 02/15/2030	88,000	86,813
WEA Finance LLC, 3.50%, 06/15/2029 (a)	95,000	91,135
Webster Financial Corp., 4.10%, 03/25/2029	92,000	89,778
Wells Fargo & Co., 5.24% (SOFR + 1.11%), 01/24/2031	86,000	86,464
Welltower OP LLC, 3.10%, 01/15/2030	92,000	86,811
Western Union Co., 4.75%, 06/15/2029	87,000	85,728
Western-Southern Global Funding, 4.88%, 08/27/2029 (a)	88,000	87,680
Westpac Banking Corp., 5.05%, 04/16/2029	86,000	86,871
Weyerhaeuser Co., 4.00%, 11/15/2029	91,000	88,399
Willis North America, Inc., 2.95%, 09/15/2029	93,000	87,561
Wintrust Financial Corp., 4.85%, 06/06/2029	87,000	86,333
WP Carey, Inc., 3.85%, 07/15/2029	93,000	90,359
		14,158,238
Health Care — 8.5%
Abbott Laboratories, 3.70%, 03/09/2029	90,000	87,941
AbbVie, Inc., 4.80%, 03/15/2029	87,000	87,117
Agilent Technologies, Inc., 2.75%, 09/15/2029	92,000	86,538
Amgen, Inc., 5.25%, 03/02/2030	86,000	86,786
Ascension Health, 2.53%, 11/15/2029	94,000	87,600
Augusta SpinCo Corp., 4.40%, 03/23/2029	87,000	86,028
Banner Health, 2.34%, 01/01/2030	99,000	91,168
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	92,000	88,807
Cardinal Health, Inc., 5.00%, 11/15/2029	87,000	87,127
Cencora, Inc., 4.85%, 12/15/2029	88,000	87,886
Cigna Group, 5.00%, 05/15/2029	86,000	86,533
CommonSpirit Health, 3.35%, 10/01/2029	94,000	89,462

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Health Care — 8.5% (continued)
CSL Finance PLC, 4.05%, 04/27/2029 (a)	$92,000	$90,125
CVS Health Corp., 5.40%, 06/01/2029	87,000	88,198
DH Europe Finance II Sarl, 2.60%, 11/15/2029	93,000	86,870
Elevance Health, Inc., 4.75%, 02/15/2030	88,000	87,397
Eli Lilly & Co., 4.15%, 05/20/2029	88,000	87,074
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	91,000	90,953
Gilead Sciences, Inc., 4.40%, 05/20/2029	91,000	90,167
GlaxoSmithKline Capital PLC, 3.38%, 06/01/2029	91,000	88,114
HCA, Inc., 5.25%, 03/01/2030	86,000	86,558
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/2029 (a)	86,000	86,331
Humana, Inc., 3.70%, 03/23/2029	90,000	87,280
Illumina, Inc., 4.95%, 09/19/2029	88,000	87,642
Johnson & Johnson, 4.70%, 03/01/2030	86,000	86,287
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	92,000	86,505
McKesson Corp., 4.25%, 09/15/2029	89,000	87,624
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	86,000	87,379
Merck & Co., Inc., 3.85%, 03/15/2029	88,000	86,494
Novartis Capital Corp., 4.10%, 03/16/2029	87,000	85,937
Pfizer, Inc., 3.45%, 03/15/2029	92,000	89,496
Providence St Joseph Health Obligated Group, 2.53%, 10/01/2029	93,000	86,692
Quest Diagnostics, Inc., 4.63%, 12/15/2029	88,000	87,333
Revvity, Inc., 3.30%, 09/15/2029	91,000	86,520
Royalty Pharma PLC, 5.15%, 09/02/2029	86,000	86,467
Rush System for Health Obligated Group, 3.92%, 11/15/2029	90,000	87,516
Stryker Corp., 4.85%, 02/10/2030	88,000	87,834
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	92,000	86,309

	Par	Value
Health Care — 8.5% (continued)
UnitedHealth Group, Inc., 4.80%, 01/15/2030	$88,000	$87,884
Universal Health Services, Inc., 4.63%, 10/15/2029	88,000	86,533
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/2030	88,000	88,192
		3,590,704
Industrials — 10.2%
3M Co., 2.38%, 08/26/2029	94,000	87,822
Allegion PLC, 3.50%, 10/01/2029	94,000	90,012
Amphenol Corp., 5.05%, 04/05/2029	86,000	86,630
AP Moller - Maersk AS, 4.50%, 06/20/2029 (a)	88,000	87,003
Boeing Co., 6.30%, 05/01/2029	84,000	86,764
Canadian National Railway Co., 4.35%, 05/12/2029	91,000	89,936
Canadian Pacific Railway Co., 4.00%, 03/15/2029	88,000	86,347
Carrier Global Corp., 2.72%, 02/15/2030	94,000	87,391
Caterpillar Financial Services Corp., 4.65%, 08/14/2029	88,000	87,779
CNH Industrial Capital LLC, 5.10%, 04/20/2029	86,000	86,216
CSX Corp., 2.40%, 02/15/2030	96,000	88,770
Dover Corp., 2.95%, 11/04/2029	92,000	86,828
Element Fleet Management Corp., 4.80%, 05/29/2029 (a)	88,000	87,404
Entegris, Inc., 4.75%, 04/15/2029 (a)	88,000	86,724
FedEx Corp., 3.10%, 08/05/2029	95,000	90,417
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (a)	88,000	86,316
GXO Logistics, Inc., 6.25%, 05/06/2029	85,000	87,293
Honeywell Aerospace, Inc., 4.00%, 03/16/2029	91,000	89,271
Honeywell International, Inc., 2.70%, 08/15/2029	93,000	87,964
Howmet Aerospace, Inc., 3.90%, 04/15/2029	92,000	90,033
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	86,000	86,744
IDEX Corp., 4.95%, 09/01/2029	86,000	85,891
Illinois Tool Works, Inc., 4.65%, 08/13/2029	88,000	87,795
Ingersoll Rand, Inc., 5.18%, 06/15/2029	87,000	87,977

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Industrials — 10.2% (continued)
John Deere Capital Corp., 4.40%, 06/15/2029	$88,000	$87,363
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/2029	85,000	86,334
Keysight Technologies, Inc., 3.00%, 10/30/2029	92,000	86,750
L3Harris Technologies, Inc., 5.05%, 06/01/2029	87,000	87,458
MasTec, Inc., 5.90%, 06/15/2029	89,000	90,747
Nordson Corp., 4.50%, 12/15/2029	88,000	86,774
Norfolk Southern Corp., 2.55%, 11/01/2029	93,000	86,932
Oshkosh Corp., 3.10%, 03/01/2030	92,000	86,510
Otis Worldwide Corp., 4.49%, 05/07/2029	87,000	86,320
PACCAR Financial Corp., 4.30%, 06/18/2029	88,000	87,196
Parker-Hannifin Corp., 4.50%, 09/15/2029	87,000	86,282
Pentair Finance Sarl, 4.50%, 07/01/2029	92,000	90,480
Quanta Services, Inc., 4.85%, 08/09/2029	88,000	87,719
Regal Rexnord Corp., 6.30%, 02/15/2030	86,000	88,606
Republic Services, Inc., 5.00%, 11/15/2029	86,000	86,527
RTX Corp., 7.50%, 09/15/2029	80,000	85,980
Ryder System, Inc., 4.90%, 12/01/2029	86,000	86,049
Textron, Inc., 3.90%, 09/17/2029	89,000	86,273
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	89,000	86,957
Tyco Electronics Group SA, 4.63%, 02/01/2030	88,000	87,119
Union Pacific Corp., 2.40%, 02/05/2030	94,000	86,919
United Parcel Service, Inc., 2.50%, 09/01/2029	92,000	86,370
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	90,000	91,120
Waste Connections, Inc., 2.60%, 02/01/2030	94,000	87,418
Waste Management, Inc., 4.63%, 02/15/2030	88,000	87,547
		4,289,077

	Par	Value
Materials — 4.2%
Amcor Flexibles North America, Inc., 4.25%, 03/08/2029	$87,000	$85,728
ArcelorMittal SA, 4.25%, 07/16/2029	92,000	90,429
BHP Billiton Finance USA Ltd., 5.00%, 02/21/2030	88,000	88,324
Cabot Corp., 4.95%, 08/15/2029	88,000	87,695
Carlisle Cos., Inc., 2.75%, 03/01/2030	94,000	87,188
Dow Chemical Co., 7.38%, 11/01/2029	79,000	85,115
Eastman Chemical Co., 5.00%, 08/01/2029	88,000	88,047
Ecolab, Inc., 4.60%, 06/15/2029	91,000	90,685
Freeport-McMoRan, Inc., 4.25%, 03/01/2030	88,000	85,951
Georgia-Pacific LLC, 4.40%, 05/15/2029 (a)	91,000	90,017
Glencore Funding LLC, 5.37%, 04/04/2029 (a)	85,000	85,900
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (a)	90,000	86,645
Martin Marietta Materials, Inc., 4.85%, 08/15/2029	88,000	88,035
Nutrien Ltd., 4.20%, 04/01/2029	87,000	85,629
Owens Corning, 3.50%, 02/15/2030	92,000	87,551
Packaging Corp. of America, 3.00%, 12/15/2029	92,000	86,758
PPG Industries, Inc., 2.80%, 08/15/2029	96,000	90,600
Sherwin-Williams Co., 2.95%, 08/15/2029	96,000	90,939
Sonoco Products Co., 4.60%, 09/01/2029	87,000	85,944
Vulcan Materials Co., 4.95%, 12/01/2029	87,000	87,191
		1,754,371
Technology — 8.7%
Accenture Capital, Inc., 4.75%, 07/10/2029	88,000	87,871
Adobe, Inc., 4.95%, 01/17/2030	88,000	88,375
Advanced Micro Devices, Inc., 4.60%, 08/17/2029	88,000	87,578
Apple, Inc., 3.25%, 08/08/2029	91,000	88,016
Applied Materials, Inc., 4.80%, 06/15/2029	86,000	86,285
Arrow Electronics, Inc., 5.15%, 08/21/2029	91,000	91,149

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Technology — 8.7% (continued)
Atlassian Corp., 5.25%, 05/15/2029	$87,000	$87,218
Autodesk, Inc., 2.85%, 01/15/2030	97,000	90,557
Booz Allen Hamilton, Inc., 5.38%, 01/30/2030	91,000	90,813
Broadcom, Inc., 4.00%, 04/15/2029	88,000	86,115
Cadence Design Systems, Inc., 4.30%, 09/10/2029	87,000	85,662
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	86,000	85,004
Cisco Systems, Inc., 4.75%, 02/24/2030	88,000	87,979
Dell International LLC / EMC Corp., 4.35%, 02/01/2030	90,000	88,039
Equifax, Inc., 5.00%, 08/15/2029	91,000	91,024
Flex Ltd., 4.88%, 06/15/2029	88,000	87,272
Gartner, Inc., 3.63%, 06/15/2029 (a)	93,000	87,866
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/2029	86,000	87,345
Hewlett Packard Enterprise Co., 4.60%, 03/23/2029	90,000	89,383
HP, Inc., 4.00%, 04/15/2029	90,000	87,946
Intel Corp., 5.13%, 02/10/2030	88,000	88,185
Jabil, Inc., 3.60%, 01/15/2030	92,000	87,355
Juniper Networks, Inc., 3.75%, 08/15/2029	95,000	91,555
KLA Corp., 4.10%, 03/15/2029	87,000	85,648
Lam Research Corp., 4.00%, 03/15/2029	89,000	87,433
Leidos, Inc., 4.10%, 03/15/2029	88,000	86,295
Microchip Technology, Inc., 5.05%, 02/15/2030	88,000	87,595
Mobility Global, Inc., 5.05%, 06/15/2029 (a)	91,000	90,506
Motorola Solutions, Inc., 4.85%, 08/17/2029	88,000	87,793
MSCI, Inc., 4.00%, 11/15/2029 (a)	90,000	86,641
NVIDIA Corp., 4.35%, 06/15/2029	88,000	87,147
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 06/18/2029	89,000	87,530
Oracle Corp., 4.20%, 09/27/2029	90,000	86,537
Qorvo, Inc., 4.38%, 10/15/2029	88,000	84,566
Roper Technologies, Inc., 4.50%, 10/15/2029	87,000	85,866

	Par	Value
Technology — 8.7% (continued)
S&P Global, Inc., 4.25%, 05/01/2029	$88,000	$86,799
Salesforce, Inc., 4.65%, 03/15/2029	90,000	89,620
Seagate Data Storage Technology Pte Ltd., 4.09%, 06/01/2029	90,000	87,325
Take-Two Interactive Software, Inc., 5.40%, 06/12/2029	87,000	88,022
Texas Instruments, Inc., 2.25%, 09/04/2029	94,000	87,551
Verisk Analytics, Inc., 4.13%, 03/15/2029	91,000	89,477
Workday, Inc., 3.70%, 04/01/2029	90,000	87,189
		3,688,132
Utilities — 8.3%
AES Corp., 5.20%, 07/15/2029	87,000	87,054
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (a)	85,000	86,829
American Electric Power Co., Inc., 7.05% (5 yr. CMT Rate + 2.75%), 12/15/2054	84,000	86,823
American Water Capital Corp., 4.63%, 06/01/2029	88,000	87,543
Atmos Energy Corp., 2.63%, 09/15/2029	92,000	86,752
Avangrid, Inc., 3.80%, 06/01/2029	89,000	86,367
Black Hills Corp., 3.05%, 10/15/2029	96,000	90,568
Boston Gas Co., 3.00%, 08/01/2029 (a)	93,000	87,937
CenterPoint Energy, Inc., 7.00% (5 yr. CMT Rate + 3.25%), 02/15/2055	86,000	88,663
Cleveland Electric Illuminating Co., 5.00%, 02/15/2030 (a)	88,000	87,907
Constellation Energy Generation LLC, 4.55%, 06/01/2029	91,000	90,195
Consumers Energy Co., 4.70%, 01/15/2030	91,000	90,540
Dominion Energy, Inc., 6.88% (5 yr. CMT Rate + 2.39%), 02/01/2055	86,000	87,850
DTE Electric Co., 2.25%, 03/01/2030	94,000	86,135
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	94,000	86,894
Edison International, 5.45%, 06/15/2029	88,000	88,119

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONCLUDED)

August 31, 2026

	Par	Value
Utilities — 8.3% (continued)
Emera US Finance LLC, 4.50%, 04/01/2029	$89,000	$87,940
Entergy Corp., 7.13% (5 yr. CMT Rate + 2.67%), 12/01/2054	84,000	86,442
Essential Utilities, Inc., 3.57%, 05/01/2029	93,000	89,847
Evergy Missouri West, Inc., 4.70%, 05/21/2029 (a)	87,000	86,453
Exelon Corp., 5.15%, 03/15/2029	86,000	86,643
Florida Power & Light Co., 5.15%, 06/15/2029	90,000	91,079
Georgia Power Co., 4.60%, 06/15/2029	91,000	90,681
National Fuel Gas Co., 4.75%, 05/15/2029	91,000	90,283
National Rural Utilities Cooperative Finance Corp., 4.40%, 05/11/2029	88,000	87,083
NiSource, Inc., 5.20%, 07/01/2029	86,000	86,844
NRG Energy, Inc., 4.45%, 06/15/2029 (a)	90,000	88,107
NSTAR Electric Co., 4.85%, 03/01/2030	86,000	85,747
OGE Energy Corp., 5.45%, 05/15/2029	87,000	88,046
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	87,000	86,438
ONE Gas, Inc., 5.10%, 04/01/2029	85,000	85,604
Pacific Gas and Electric Co., 5.55%, 05/15/2029	85,000	86,233
PacifiCorp, 4.65%, 04/15/2029	87,000	86,335
Pinnacle West Capital Corp., 4.65%, 06/01/2029	88,000	87,475
Public Service Co. of Colorado, 4.15%, 03/13/2029	87,000	85,689
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	87,000	87,657

	Par	Value
Utilities — 8.3% (continued)
Sempra, 6.88% (5 yr. CMT Rate + 2.79%), 10/01/2054	$85,000	$86,521
Union Electric Co., 3.50%, 03/15/2029	93,000	90,247
Vistra Operations Co. LLC, 4.38%, 05/01/2029 (a)	90,000	88,022
Wisconsin Public Service Corp., 4.55%, 12/01/2029	88,000	87,472
		3,509,064
TOTAL CORPORATE BONDS (Cost $42,146,230)		41,798,414

TOTAL INVESTMENTS — 99.0% (Cost $42,146,230)		41,798,414
Other Assets in Excess of Liabilities — 1.0%		439,237
TOTAL NET ASSETS — 100.0%		$42,237,651

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities totaled $7,218,319 or 17.1% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments

August 31, 2026

	Par	Value
CORPORATE BONDS — 98.5%
Communications — 7.3%
Airbnb, Inc., 5.25%, 03/16/2036	$121,000	$118,259
Alphabet, Inc., 5.45%, 08/15/2036	120,000	119,098
AT&T, Inc., 5.25%, 10/30/2036	123,000	117,719
Bell Telephone Co. of Canada or Bell Canada, 5.45%, 11/15/2036	122,000	118,418
Booking Holdings, Inc., 5.38%, 05/07/2036	120,000	118,021
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.95%, 08/15/2036	120,000	120,203
Comcast Corp., 5.17%, 01/15/2037 (a)	128,000	118,954
Expedia Group, Inc., 5.50%, 04/15/2036	122,000	118,618
Meta Platforms, Inc., 5.25%, 05/15/2036	124,000	119,158
Netflix, Inc., 5.25%, 08/15/2036	122,000	120,552
Omnicom Group, Inc., 5.30%, 06/02/2036	124,000	118,210
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (a)	132,000	119,516
Space Exploration Technologies Corp., 5.88%, 07/15/2036 (a)	128,000	120,471
Telefonica Emisiones SA, 7.05%, 06/20/2036	114,000	122,756
Verizon Communications, Inc., 6.75% (5 yr. CMT Rate + 2.30%), 02/15/2057	120,000	119,733
Vodafone Group PLC, 5.35%, 06/18/2036	124,000	120,262
Walt Disney Co., 4.63%, 03/14/2036	123,000	116,802
WPP 2025 LLC, 6.50%, 03/30/2036	118,000	116,918
		2,143,668
Consumer Discretionary — 3.6%
Amazon.com, Inc., 5.30%, 07/09/2036	122,000	119,454
Automatic Data Processing, Inc., 5.00%, 05/07/2036	122,000	118,293
ERAC USA Finance LLC, 5.25%, 04/30/2036 (a)	121,000	118,256
Ferguson Enterprises, Inc., 5.60%, 08/14/2036	120,000	119,683
General Motors Co., 6.60%, 04/01/2036	112,000	117,747

	Par	Value
Consumer Discretionary — 3.6% (continued)
Home Depot, Inc., 5.88%, 12/16/2036	$119,000	$123,296
Marriott International, Inc., 5.65%, 09/15/2036	120,000	119,100
O’Reilly Automotive, Inc., 5.10%, 03/12/2036	122,000	117,587
President and Fellows of Harvard College, 5.26%, 03/15/2036	116,000	117,164
		1,070,580
Consumer Staples — 4.9%
Archer-Daniels-Midland Co., 5.27%, 09/01/2036	122,000	120,456
BAT Capital Corp., 5.55%, 08/05/2036	120,000	118,806
Bunge Ltd. Finance Corp., 5.15%, 03/19/2036	125,000	121,108
Clorox Co., 5.25%, 05/15/2036	122,000	118,445
Diageo Capital PLC, 5.88%, 09/30/2036	115,000	118,598
Haleon US Capital LLC, 5.38%, 08/21/2036	120,000	119,339
Maple Parent Holdings Corp., 5.70%, 03/26/2036 (a)	120,000	118,039
Molson Coors Beverage Co., 5.50%, 07/08/2036	122,000	119,434
Philip Morris International, Inc., 4.88%, 04/29/2036	123,000	117,624
Sysco Corp., 4.95%, 03/25/2036	124,000	116,571
Tyson Foods, Inc., 5.60%, 01/24/2037	122,000	121,047
Walmart, Inc., 4.75%, 04/30/2036	125,000	121,223
		1,430,690
Energy — 10.5%
APA Corp., 6.00%, 01/15/2037	120,000	120,569
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 5.00%, 06/15/2036	124,000	119,105
Burlington Resources LLC, 5.95%, 10/15/2036	114,000	118,623
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	114,000	120,788
Cenovus Energy, Inc., 5.40%, 03/20/2036	120,000	116,772
Cheniere Energy Partners LP, 5.35%, 11/30/2036 (a)	122,000	118,508
Cheniere Energy, Inc., 5.20%, 07/30/2036 (a)	124,000	119,605
Columbia Pipelines Operating Co. LLC, 5.51%, 05/15/2036 (a)	122,000	119,970

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Energy — 10.5% (continued)
DCP Midstream Operating LP, 6.45%, 11/03/2036 (a)	$112,000	$118,968
Enbridge, Inc., 5.45%, 03/27/2036	120,000	118,419
Energy Transfer LP, 6.63%, 10/15/2036	112,000	118,696
Kinder Morgan, Inc., 5.55%, 08/01/2036	125,000	123,870
MPLX LP, 5.50%, 11/01/2036	124,000	121,111
NGPL PipeCo LLC, 5.60%, 08/15/2036 (a)	122,000	118,453
Occidental Petroleum Corp., 6.45%, 09/15/2036	115,000	121,403
ONEOK Partners LP, 6.65%, 10/01/2036	110,000	117,774
Patterson-UTI Energy, Inc., 6.05%, 05/15/2036	120,000	119,158
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056	122,000	120,638
Plains All American Pipeline LP / PAA Finance Corp., 6.65%, 01/15/2037	117,000	123,728
Rio Grande LNG LLC, 5.75%, 06/30/2036 (a)	122,000	118,839
Schlumberger Investment SA, 5.15%, 05/07/2036	122,000	119,341
Targa Resources Corp., 5.40%, 07/30/2036	123,000	119,650
TransCanada PipeLines Ltd., 6.38% (5 yr. CMT Rate + 2.12%), 10/17/2056	119,000	118,776
Valero Energy Corp., 5.15%, 03/10/2036	122,000	117,948
Western Midstream Operating LP, 5.70%, 07/01/2036	125,000	123,199
Williams Cos., Inc., 5.15%, 03/15/2036	121,000	116,153
		3,110,064
Financials — 26.2% (b)
AEGON Funding Co. LLC, 5.63%, 05/07/2036	122,000	118,916
Aflac, Inc., 5.15%, 05/14/2036	122,000	118,828
Alexandria Real Estate Equities, Inc., 5.25%, 03/15/2036	122,000	116,351
Allstate Corp., 5.95%, 04/01/2036	113,000	116,912
Ameriprise Financial, Inc., 5.35%, 06/15/2036	122,000	119,289
Apollo Global Management, Inc., 5.70%, 03/30/2036	120,000	118,459
Arch Capital Group Ltd., 5.25%, 06/15/2036	122,000	118,826

	Par	Value
Financials — 26.2% (b) (continued)
Athene Holding Ltd., 6.15%, 08/15/2036	$122,000	$120,773
Bank of America Corp., 5.49% (SOFR + 1.57%), 04/23/2037	121,000	117,433
Bank of Montreal, 5.30% (SOFR + 1.21%), 06/02/2037	122,000	119,220
Bank of New York Mellon Corp., 5.09% to 04/23/2036 then SOFR + 1.18%, 04/23/2037	123,000	118,965
Blue Owl Finance LLC, 6.75%, 08/18/2036	120,000	119,663
Boston Properties LP, 6.05%, 10/15/2036	120,000	120,154
Brixmor Operating Partnership LP, 5.38%, 06/15/2036	122,000	118,613
Broadridge Financial Solutions, Inc., 5.75%, 05/15/2036	120,000	118,641
CBRE Services, Inc., 5.25%, 06/01/2036	123,000	118,490
Charles Schwab Corp., 5.66% (SOFR + 1.32%), 08/12/2037	120,000	119,623
Chubb INA Holdings LLC, 5.30%, 05/20/2036	120,000	118,294
Corebridge Financial, Inc., 5.90%, 08/20/2036	120,000	120,479
Enstar Group Ltd., 6.69% to 07/15/2036 then SOFR + 2.54%, 07/15/2037 (a)	122,000	118,564
Equinix, Inc., 5.80%, 08/15/2036	122,000	120,430
ERP Operating LP, 5.45%, 10/01/2036	120,000	119,085
Essential Properties LP, 5.38%, 07/15/2036	127,000	122,190
Franklin Templeton, Inc., 5.50%, 08/10/2036	122,000	119,565
Gabx Leasing LLC, 5.30%, 04/15/2036 (a)	122,000	117,503
Goldman Sachs Group, Inc., 5.66% (SOFR + 1.45%), 07/21/2037	120,000	118,846
Goodman US Finance Seven LLC, 5.25%, 04/28/2036 (a)	124,000	118,704
HA Sustainable Infrastructure Capital, Inc., 6.00%, 03/15/2036	120,000	116,932
Hartford Insurance Group, Inc., 5.95%, 10/15/2036	115,000	118,106
Intercontinental Exchange, Inc., 5.40%, 09/01/2036	122,000	121,286

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Financials — 26.2% (b) (continued)
Jackson Financial, Inc., 6.15%, 01/15/2037	$122,000	$119,355
JPMorgan Chase & Co., 5.80% (5 yr. CMT Rate + 1.25%), 07/23/2041	120,000	118,628
Liberty Mutual Group, Inc., 5.25%, 05/01/2036 (a)	122,000	117,933
Lincoln National Corp., 6.80% to 07/15/2036 then 5 yr. CMT Rate + 2.40%, 07/15/2056	120,000	119,197
Loews Corp., 4.94%, 04/01/2036	123,000	116,892
Marsh & McLennan Cos., Inc., 4.95%, 03/15/2036	123,000	117,796
Mastercard, Inc., 5.00%, 06/08/2036	122,000	118,722
Mercury General Corp., 6.25%, 06/15/2036	120,000	118,469
MetLife, Inc., 5.85% (5 yr. CMT Rate + 1.82%), 03/15/2056	124,000	120,248
Morgan Stanley, 5.61% (SOFR + 1.43%), 07/17/2037	120,000	118,765
New York Life Global Funding, 5.20%, 06/03/2036 (a)	122,000	118,634
Old Republic International Corp., 5.70%, 06/01/2036	122,000	119,569
PayPal Holdings, Inc., 5.55%, 06/01/2036	122,000	119,252
PNC Financial Services Group, Inc., 5.46% to 07/21/2036 then SOFR + 1.27%, 07/21/2037	125,000	123,037
Principal Financial Group, Inc., 5.30%, 01/15/2037	127,000	122,802
Progressive Corp., 5.15%, 03/26/2036	120,000	117,184
Prologis LP, 4.90%, 06/15/2036	125,000	119,049
Prudential Financial, Inc., 6.25% to 06/15/2036 then 5 yr. CMT Rate + 1.78%, 06/15/2056	120,000	118,133
Public Storage Operating Co., 5.15%, 08/15/2036	124,000	120,603
Reinsurance Group of America, Inc., 6.38% to 09/15/2036 then 5 yr. CMT Rate + 2.34%, 09/15/2056	121,000	117,814
RLI Corp., 5.38%, 06/01/2036	125,000	119,283
Sammons Financial Group, Inc., 5.95%, 06/15/2036 (a)	126,000	120,253

	Par	Value
Financials — 26.2% (b) (continued)
Santander Holdings USA, Inc., 5.70% (SOFR + 1.60%), 06/05/2037	$122,000	$118,936
State Street Corp., 5.09% to 04/24/2036 then SOFR + 1.20%, 04/24/2037	123,000	119,016
Sumisho Air Lease Corp., 5.50%, 03/24/2036 (a)	121,000	117,719
Synchrony Financial, 6.28% (SOFR + 2.03%), 07/31/2037	120,000	119,410
Travelers Cos., Inc., 6.75%, 06/20/2036	112,000	122,775
Truist Financial Corp., 5.28% (SOFR + 1.41%), 04/23/2037	122,000	117,831
US Bancorp, 5.47% to 07/27/2036 then SOFR + 1.25%, 07/27/2037	122,000	120,681
VICI Properties LP, 5.75%, 10/15/2036	124,000	120,527
Voya Financial, Inc., 5.05%, 03/02/2036	125,000	118,507
Wells Fargo & Co., 5.95%, 12/15/2036	124,000	121,841
Western Union Co., 6.20%, 11/17/2036	121,000	122,058
Willis North America, Inc., 5.15%, 03/15/2036	122,000	116,571
WP Carey, Inc., 5.20%, 09/15/2036	124,000	118,921
		7,745,551
Health Care — 6.8%
Abbott Laboratories, 4.65%, 03/15/2036	125,000	118,490
AbbVie, Inc., 5.30%, 09/15/2036	122,000	120,660
Aetna, Inc., 6.63%, 06/15/2036	111,000	117,989
Astrazeneca Finance LLC, 4.60%, 03/02/2036	124,000	117,218
Augusta SpinCo Corp., 5.25%, 03/23/2036	120,000	117,066
Eli Lilly & Co., 4.85%, 05/20/2036	127,000	122,623
Gilead Sciences, Inc., 4.00%, 09/01/2036	132,000	118,220
HCA, Inc., 5.30%, 05/15/2036	123,000	119,028
Highmark, Inc., 5.75%, 05/15/2036 (a)	120,000	117,691
Merck & Co., Inc., 5.20%, 05/22/2036	120,000	118,533
Novant Health, Inc., 2.64%, 11/01/2036	151,000	118,867

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
Health Care — 6.8% (continued)
Novartis Capital Corp., 4.90%, 03/18/2036	$122,000	$118,224
Pfizer, Inc., 4.00%, 12/15/2036	134,000	120,028
Quest Diagnostics, Inc., 5.00%, 06/30/2036	123,000	118,194
UnitedHealth Group, Inc., 5.80%, 03/15/2036	114,000	116,920
Universal Health Services, Inc., 6.00%, 09/01/2036	120,000	119,413
VSP Optical Group, Inc., 5.65%, 06/01/2036 (a)	120,000	118,899
		2,018,063
Industrials — 11.3%
Burlington Northern Santa Fe LLC, 6.20%, 08/15/2036	115,000	122,382
Canadian National Railway Co., 4.95%, 05/12/2036	122,000	118,638
Caterpillar, Inc., 6.05%, 08/15/2036	116,000	123,324
CIMIC Finance Ltd., 6.00%, 04/22/2036 (a)	121,000	118,187
CSX Corp., 6.00%, 10/01/2036	116,000	121,293
Fedex Freight Holding Co., Inc., 5.25%, 03/15/2036 (a)	123,000	116,474
Flowserve Corp., 5.70%, 05/15/2036	120,000	118,241
Fortive Corp., 5.25%, 05/15/2036	122,000	118,200
HEICO Corp., 5.40%, 08/01/2036	125,000	123,221
Honeywell Aerospace, Inc., 4.95%, 03/16/2036	124,000	119,073
Howmet Aerospace, Inc., 4.75%, 04/15/2036	124,000	118,045
Hubbell, Inc., 5.15%, 06/15/2036	122,000	118,093
Jacobs Solutions, Inc., 5.38%, 03/03/2036	125,000	119,856
Kennametal, Inc., 5.80%, 05/28/2036	120,000	118,106
Lockheed Martin Corp., 4.50%, 05/15/2036	127,000	119,570
MasTec, Inc., 5.85%, 09/30/2036	122,000	120,378
Quanta Services, Inc., 5.55%, 08/09/2036	122,000	120,154
Republic Services, Inc., 5.00%, 07/15/2036	124,000	120,157
RTX Corp., 6.05%, 06/01/2036	114,000	119,776
Sunbelt Rentals Holdings, Inc., 5.65%, 08/12/2036 (a)	122,000	119,393

	Par	Value
Industrials — 11.3% (continued)
Sydney Airport Finance Co. Pty Ltd., 5.25%, 03/26/2036 (a)	$122,000	$118,326
Textron, Inc., 4.95%, 03/15/2036	123,000	117,270
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/2036 (a)	125,000	118,843
Union Pacific Corp., 2.89%, 04/06/2036	144,000	118,567
Vertiv Holdings Co., 4.85%, 03/15/2036	124,000	117,286
Waste Connections, Inc., 4.80%, 07/15/2036	126,000	119,835
WSP Global, Inc., 5.71%, 09/18/2036 (a)	122,000	117,622
Xylem, Inc., 5.45%, 06/01/2036	120,000	119,617
		3,339,927
Materials — 6.1%
Amcor Flexibles North America, Inc., 5.13%, 03/12/2036	125,000	120,330
Amrize Finance US LLC, 7.13%, 07/15/2036	108,000	118,854
ArcelorMittal SA, 5.38%, 05/19/2036	122,000	118,754
Cemex SAB de CV, 5.75%, 06/05/2036	122,000	119,040
Dow Chemical Co., 5.65%, 03/15/2036	120,000	117,889
Eagle Materials, Inc., 5.00%, 03/15/2036	124,000	117,086
Ecolab, Inc., 5.35%, 06/15/2036	120,000	119,069
Glencore Funding LLC, 5.51%, 04/01/2036 (a)	120,000	118,021
Martin Marietta Materials, Inc., 5.63%, 08/15/2036	120,000	119,983
Mosaic Co., 5.90%, 08/17/2036	122,000	120,133
Nutrien Ltd., 5.35%, 05/29/2036	122,000	119,221
Owens Corning, 7.00%, 12/01/2036	111,000	121,367
Southern Copper Corp., 5.35%, 06/24/2036	122,000	118,711
Vale Overseas Ltd., 6.88%, 11/21/2036	110,000	119,787
Vylor, Inc., 5.63%, 08/15/2036 (a)	120,000	119,872
		1,788,117

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Technology — 7.7%
Accenture Capital, Inc., 5.60%, 07/10/2036	$125,000	$123,698
Advanced Micro Devices, Inc., 5.50%, 08/17/2036	122,000	119,787
Broadcom, Inc., 3.19%, 11/15/2036	154,000	121,480
Dell International LLC / EMC Corp., 5.25%, 02/15/2037	124,000	119,321
Intel Corp., 5.30%, 05/15/2036	123,000	118,655
Intuit, Inc., 5.50%, 06/15/2036	122,000	118,808
Leidos, Inc., 5.00%, 03/15/2036	124,000	117,285
Marvell Technology, Inc., 5.30%, 04/15/2036	122,000	117,644
Microsoft Corp., 4.10%, 02/06/2037	132,000	120,815
Mobility Global, Inc., 6.05%, 06/15/2036 (a)	125,000	122,600
Motorola Solutions, Inc., 5.65%, 08/17/2036	120,000	119,516
MSCI, Inc., 5.15%, 03/15/2036	125,000	118,588
NVIDIA Corp., 4.95%, 06/15/2036	126,000	119,902
Oracle Corp., 3.85%, 07/15/2036	152,000	120,662
Salesforce, Inc., 5.55%, 03/15/2036	119,000	116,869
ServiceNow, Inc., 5.40%, 05/15/2036	122,000	119,698
Skyworks Solutions, Inc., 6.25%, 08/10/2036	122,000	119,474
Sony Group Corp., 5.09%, 06/30/2036	122,000	118,706
Verisk Analytics, Inc., 5.13%, 03/15/2036	123,000	116,976
		2,270,484
Utilities — 14.1%
AEP Transmission Co. LLC, 5.25%, 06/01/2036	122,000	119,732
Ameren Illinois Co., 5.50%, 09/15/2036	120,000	120,328
American Water Capital Corp., 5.20%, 04/01/2036	121,000	117,997
Arizona Public Service Co., 5.10%, 03/15/2036	125,000	120,140
Boston Gas Co., 5.66%, 07/24/2036 (a)	120,000	119,069
CenterPoint Energy Houston Electric LLC, 4.85%, 04/01/2036	123,000	117,372
Chpe LLC, 5.35%, 06/30/2036 (a)	122,000	118,599
Cleveland Electric Illuminating Co., 5.95%, 12/15/2036	118,000	119,648

	Par	Value
Utilities — 14.1% (continued)
Consolidated Edison Co. of New York, Inc., 5.15%, 06/15/2036	$122,000	$118,984
Constellation Energy Generation LLC, 5.30%, 06/01/2036	122,000	118,252
Consumers Energy Co., 5.13%, 05/01/2036	122,000	119,075
Duke Energy Carolinas LLC, 5.15%, 06/15/2036	122,000	118,930
Entergy Louisiana LLC, 5.50%, 09/15/2036	122,000	120,853
Essential Utilities, Inc., 5.13%, 03/15/2036	125,000	120,496
Evergy Kansas Central, Inc., 5.30%, 07/01/2036	122,000	119,634
Exelon Corp., 4.95%, 03/15/2036	124,000	117,436
Iberdrola International BV, 6.75%, 07/15/2036	109,000	118,698
ITC Holdings Corp., 5.50%, 04/15/2036 (a)	120,000	118,134
Liberty Utilities Co., 5.65%, 05/15/2036 (a)	122,000	118,708
National Fuel Gas Co., 5.50%, 05/15/2036	122,000	118,610
New York State Electric & Gas Corp., 5.45%, 08/15/2036 (a)	122,000	119,713
NextEra Energy Capital Holdings, Inc., 6.20% (5 yr. CMT Rate + 1.77%), 10/01/2056	122,000	118,957
NiSource, Inc., 5.30%, 05/18/2036	122,000	118,748
NSTAR Electric Co., 5.20%, 05/15/2036	122,000	119,460
ONE Gas, Inc., 5.45%, 09/01/2036	122,000	120,977
Pacific Gas and Electric Co., 5.85%, 11/01/2036	120,000	118,808
PacifiCorp, 5.80%, 04/15/2036	117,000	116,825
Public Service Electric and Gas Co., 5.40%, 08/01/2036	120,000	119,845
Southern California Edison Co., 5.55%, 01/15/2037	122,000	118,587
Southern Co., 4.25%, 07/01/2036	133,000	119,348
Southwestern Public Service Co., 5.30%, 08/15/2036	122,000	119,001
Spire, Inc., 6.45% (5 yr. CMT Rate + 2.33%), 06/01/2056	120,000	119,525
Virginia Electric and Power Co., 5.65%, 08/15/2036	120,000	120,273
Vistra Operations Co. LLC, 5.55%, 04/30/2036 (a)	125,000	121,211

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (concluded)

August 31, 2026

	Par	Value
Utilities — 14.1% (continued)
Wisconsin Electric Power Co., 5.10%, 06/15/2036	$125,000	$121,604
		4,173,577
TOTAL CORPORATE BONDS (Cost $29,649,830)		29,090,721

TOTAL INVESTMENTS — 98.5% (Cost $29,649,830)		29,090,721
Other Assets in Excess of Liabilities — 1.5%		449,798
TOTAL NET ASSETS — 100.0%		$29,540,519

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the 1933 Act . These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities totaled $4,160,251 or 14.1% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of the financial statements.

F/m Opportunistic Income ETF

Schedule of Investments

August 31, 2026

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8%
Chase Mortgage Finance Corp.
Series 2023-1, Class A4, 6.00%, 06/25/2054 (a)(b)	$511,868	$512,995
Series 2025-2, Class A4A, 5.50%, 12/25/2055 (a)(b)	838,633	835,613
Citigroup Mortgage Loan Trust, Inc., Series 2024-INV2, Class A3B, 6.50%, 06/25/2054 (a)(b)	317,141	322,400
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040 (a)	1,030,000	1,034,252
Federal National Mortgage Association
Series 2024-25, Class AD, 5.00%, 03/25/2044	866,626	865,594
Series 2024-26, Class AB, 5.00%, 04/25/2050	463,887	463,501
Government National Mortgage Association
Series 2023-131, Class BT, 4.00%, 03/20/2049	681,218	663,063
Series 2025-178, Class GP, 6.50%, 08/20/2055	283,301	286,028
Series 2026-30, Class QE, 6.00%, 12/20/2055	984,500	990,983
JP Morgan Mortgage Trust
Series 2019-HYB1, Class B3, 5.12%, 10/25/2049 (a)(b)	316,815	320,712
Series 2022-6, Class A12, 3.00%, 11/25/2052 (a)(b)	406,560	390,740
Series 2024-12, Class A4, 6.00%, 06/25/2055 (a)(b)	666,421	666,953
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.71%, 09/25/2032 (b)	202,641	182,221
MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.15%, 05/15/2043 (a)(b)	1,000,000	985,746
Provident Funding Mortgage Trust
Series 2025-1, Class A3, 5.50%, 02/25/2055 (a)(b)	688,304	685,391
Series 2025-2, Class A4, 5.50%, 06/25/2055 (a)(b)	990,818	988,281
RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 06/25/2054 (a)(b)	450,575	458,046
Sequoia Mortgage Trust
Series 2024-8, Class A20, 5.50%, 09/25/2054 (a)(b)	580,793	568,369

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 28.8% (continued)
Series 2025-S2, Class A1, 4.00%, 11/25/2055 (a)(b)	$790,056	$708,669
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class A1A, 4.50% (1 mo. Term SOFR + 0.83%), 11/25/2034	251,083	250,183
Series 2005-AR2, Class 1A1A, 4.44% (1 mo. Term SOFR + 0.77%), 01/25/2045	719,269	682,339
Series 2005-AR2, Class 2A23, 4.54% (1 mo. Term SOFR + 0.87%), 01/25/2045	280,124	276,388
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A6, 6.11%, 07/25/2034 (b)	155,883	157,573
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,381,642)		13,296,040

CORPORATE BONDS — 21.9%
Communications — 0.9%
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (a)	450,000	428,175

Consumer Discretionary — 1.7%
American Airlines 2017-1 Class A Pass Through Trust, Series 2017-1, 4.00%, 02/15/2029	130,500	125,414
Ford Motor Co., 3.25%, 02/12/2032	742,000	648,933
		774,347
Energy — 4.6%
Devon Energy Corp., 4.38%, 03/15/2029 (a)	263,000	259,901
Phillips 66 Partners LP
3.55%, 10/01/2026	58,000	57,888
3.75%, 03/01/2028	750,000	729,835
3.15%, 12/15/2029	423,000	391,641
TransCanada PipeLines Ltd., 6.13% (5 yr. CMT Rate + 2.25%), 10/17/2056	670,000	670,387
		2,109,652
Financials — 8.2%
Antares Holdings LP, 6.35%, 10/23/2029 (a)	1,050,000	1,054,937

The accompanying notes are an integral part of the financial statements.

F/m Opportunistic Income ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Financials — 8.2% (continued)
Ares Capital Corp., 5.80%, 03/08/2032	$882,000	$869,128
Athene Holding Ltd., 6.88% (5 yr. CMT Rate + 2.58%), 06/28/2055	807,000	755,326
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	663,000	659,439
SBA Depositor LLC, Series 2021-3, 2.59%, 10/15/2031 (a)	519,000	457,316
		3,796,146
Health Care — 1.8%
CVS Pass-Through Trust
7.51%, 01/10/2032 (a)	691,171	714,599
5.77%, 01/10/2033 (a)	121,959	120,878
		835,477
Information Technology — 1.4%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	674,000	638,561

Utilities — 3.3%
Eversource Energy, 6.10% (5 yr. CMT Rate + 2.52%), 08/15/2056	435,000	430,275
NiSource, Inc., 6.95% (5 yr. CMT Rate + 2.45%), 11/30/2054	435,000	446,349
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	666,000	660,675
		1,537,299
TOTAL CORPORATE BONDS (Cost $10,146,623)		10,119,657

	Shares
EXCHANGE TRADED FUNDS — 20.9%
F/m 3-Year Investment Grade Corporate Bond ETF (c)	95,863	4,821,420
F/m High Yield 100 ETF (c)	88,308	4,545,654
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	5,998	299,720
TOTAL EXCHANGE TRADED FUNDS (Cost $9,753,506)		9,666,794

	Par	Value
U.S. TREASURY SECURITIES — 15.9%
United States Treasury Note/Bond
4.25%, 08/15/2029	$3,570,000	$3,555,218
4.38%, 08/31/2031	2,225,000	2,213,179
4.50%, 08/31/2033	1,618,000	1,607,382
TOTAL U.S. TREASURY SECURITIES (Cost $7,391,943)		7,375,779

ASSET-BACKED SECURITIES — 5.6%
ACE Securities Corp., Series 2003-NC1, Class A2A, 4.20% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	206,038
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.71% (1 mo. Term SOFR + 0.89%), 10/25/2034	195,582	182,995
CarMax Select Receivables Trust, Series 2025-A, Class D, 5.86%, 07/15/2031	300,000	301,583
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	429,829	425,560
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (a)	26,818	26,308
JP Morgan Mortgage Trust, Series 2025-CES2, Class A1, 5.59%, 06/25/2055 (a)(b)	581,589	581,049
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 4.40% (1 mo. Term SOFR + 0.73%), 08/25/2033	401,561	394,741
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	500,000	492,892
TOTAL ASSET-BACKED SECURITIES (Cost $2,631,477)		2,611,166

MORTGAGE-BACKED SECURITIES — 5.4%
BX Trust
Series 2024-VLT4, Class B, 5.58% (1 mo. Term SOFR + 1.94%), 06/15/2041 (a)	479,750	478,315
Series 2025-ROIC, Class A, 4.78% (1 mo. Term SOFR + 1.14%), 03/15/2030 (a)	481,977	480,876

The accompanying notes are an integral part of the financial statements.

F/m Opportunistic Income ETF

Schedule of Investments (CONCLUDED)

August 31, 2026

	Par	Value
MORTGAGE-BACKED SECURITIES — 5.4% (continued)
Extended Stay America Trust, Series 2025-ESH, Class B, 5.24% (1 mo. Term SOFR + 1.60%), 10/15/2042 (a)	$716,808	$718,468
Federal National Mortgage Association, Pool MA4626, 4.00%, 06/01/2052	868,910	798,011
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,506,712)		2,475,670

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 0.5%
3.95%, 06/10/2027 (d)	250,000	242,368
TOTAL U.S. TREASURY BILLS (Cost $242,546)		242,368

TOTAL INVESTMENTS — 99.0% (Cost $46,054,449)		45,787,474
Other Assets in Excess of Liabilities — 1.0%		463,494
TOTAL NET ASSETS — 100.0%		$46,250,968

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Security is exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities totaled $14,717,441 or 31.8% of the Fund’s net assets.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2026.

(c)	Affiliated security as defined by the Investment Company Act of 1940, as amended.
(d)	The rate shown is the annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Schedule of Investments

August 31, 2026

	Par	Value
U.S. TREASURY SECURITIES — 99.9%
United States Treasury Inflation Indexed Bonds
0.13%, 10/15/2026	$39,083,078	$38,954,652
0.38%, 01/15/2027	27,044,269	26,813,971
2.38%, 01/15/2027	11,323,591	11,308,994
0.13%, 04/15/2027	38,783,028	38,175,529
0.38%, 07/15/2027	38,104,097	37,565,281
TOTAL U.S. TREASURY SECURITIES (Cost $153,898,062)		152,818,427

TOTAL INVESTMENTS — 99.9% (Cost $153,898,062)		152,818,427
Other Assets in Excess of Liabilities — 0.1%		82,712
TOTAL NET ASSETS — 100.0%		$152,901,139

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Schedule of Investments

August 31, 2026

	Par	Value
CORPORATE BONDS — 98.1%
Advertising & Marketing — 1.0%
Neptune Bidco US, Inc., 10.38%, 05/15/2031 (a)	$149,000	$156,584

Aerospace & Defense — 1.9%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	145,000	152,788
TransDigm, Inc., 7.13%, 12/01/2031 (a)	153,000	158,233
		311,021
Airlines — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	158,583	158,396

Auto Parts Manufacturing — 2.0%
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032	157,000	160,138
ZF North America Capital, Inc., 7.50%, 03/24/2031 (a)	157,000	160,978
		321,116
Automobiles Manufacturing — 1.0%
Nissan Motor Co. Ltd., 8.13%, 07/17/2035 (a)	146,000	155,049

Cable & Satellite — 4.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 02/01/2036 (a)	161,000	155,624
CSC Holdings LLC, 11.75%, 01/31/2029 (a)	178,000	97,870
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	152,000	160,912
Sirius XM Radio LLC, 5.88%, 04/15/2032 (a)	159,000	156,802
VZ Secured Financing BV, 7.50%, 01/15/2033 (a)	170,000	154,258
		725,466
Casinos & Gaming — 2.0%
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	155,000	155,896
Wynn Macau Ltd., 6.75%, 02/15/2034 (a)	162,000	160,392
		316,288
Chemicals — 2.0%
Celanese US Holdings LLC, 7.70%, 11/15/2033	149,000	159,101
Olympus Water US Holding Corp., 7.25%, 02/15/2033 (a)	163,000	163,080
		322,181

	Par	Value
Commercial Finance — 0.9%
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (a)	$146,000	$152,443

Construction Materials Manufacturing — 1.9%
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	155,000	156,835
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	155,000	155,908
		312,743
Consumer Finance — 6.9%
Block, Inc., 6.50%, 05/15/2032	156,000	158,403
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	141,000	150,352
Navient Corp., 11.50%, 03/15/2031	147,000	158,821
OneMain Finance Corp., 7.88%, 03/15/2030	152,000	157,588
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	153,000	157,910
Rocket Cos., Inc., 7.13%, 02/01/2032 (a)	150,000	154,913
Starwood Property Trust, Inc., 7.25%, 04/01/2029 (a)	153,000	157,800
		1,095,787
Consumer Services — 1.9%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	149,000	154,916
Service Corp. International/US, 5.75%, 10/15/2032	155,000	154,876
		309,792
Containers & Packaging — 3.0%
Ball Corp., 6.00%, 06/15/2029	157,000	158,830
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (a)	157,000	157,098
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030 (a)	154,000	157,062
		472,990
Electrical Equipment Manufacturing — 1.0%
WESCO Distribution, Inc., 6.63%, 03/15/2032 (a)	152,000	155,682

Entertainment Content — 3.0%
Discovery Communications LLC, 6.35%, 06/01/2040	198,000	162,244
Paramount Global, 7.88%, 07/30/2030	150,000	157,806
Univision Communications, Inc., 9.38%, 08/01/2032 (a)	152,000	155,365
		475,415

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Entertainment Resources — 1.0%
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 6.63%, 05/01/2032 (a)	$156,000	$157,873

Exploration & Production — 2.9%
Crescent Energy Finance LLC, 8.38%, 01/15/2034 (a)	151,000	159,403
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)	147,000	155,850
SM Energy Co., 9.63%, 06/15/2033 (a)	142,000	156,518
		471,771
Financial Services — 1.0%
FS KKR Capital Corp., 7.88%, 01/15/2029	150,000	154,342

Food & Beverage — 1.0%
Post Holdings, Inc., 6.25%, 02/15/2032 (a)	155,000	156,464

Health Care Facilities & Services — 4.0%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (a)	148,000	157,069
DaVita, Inc., 6.88%, 09/01/2032 (a)	155,000	158,728
LifePoint Health, Inc., 9.88%, 08/15/2030 (a)	150,000	157,874
Tenet Healthcare Corp., 6.75%, 05/15/2031	155,000	158,286
		631,957
Home & Office Products Manufacturing — 0.9%
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	147,000	153,276

Home Improvement — 1.0%
Whirlpool Corp., 7.88%, 07/01/2034 (a)	159,000	155,988

Industrial Other — 2.9%
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	155,000	158,367
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)	155,000	160,365
United Rentals North America, Inc., 3.88%, 11/15/2027	155,000	153,335
		472,067

	Par	Value
Managed Care — 2.0%
Centene Corp., 4.63%, 12/15/2029	$162,000	$157,965
Molina Healthcare, Inc., 6.50%, 02/15/2031 (a)	155,000	157,445
		315,410
Metals & Mining — 3.0%
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (a)	158,000	161,211
Mineral Resources Ltd., 9.25%, 10/01/2028 (a)	149,000	153,099
Novelis Corp., 6.88%, 01/30/2030 (a)	155,000	159,273
		473,583
Oil & Gas Services & Equipment — 1.0%
Transocean International Ltd., 8.75%, 02/15/2030 (a)	154,050	160,197

Pharmaceuticals — 2.0%
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)	152,000	160,300
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)	149,000	156,178
		316,478
Pipeline — 4.9%
Energy Transfer LP, 8.00% (5 yr. CMT Rate + 4.02%), 05/15/2054	150,000	157,227
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)	152,000	156,009
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (a)	155,000	158,253
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	148,000	157,686
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035 (a)	138,000	153,290
		782,465
Power Generation — 1.0%
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	155,000	154,335

Property & Casualty Insurance — 4.0%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	176,000	161,968
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	155,000	157,403

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
Property & Casualty Insurance — 4.0% (continued)
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (a)	$156,000	$155,207
HUB International Ltd., 7.25%, 06/15/2030 (a)	155,000	159,604
		634,182
Publishing & Broadcasting — 2.0%
Gray Media, Inc., 10.50%, 07/15/2029 (a)	150,000	158,223
Nexstar Media, Inc., 6.50%, 09/15/2033 (a)	156,000	156,683
		314,906
Real Estate — 2.0%
Iron Mountain, Inc., 7.00%, 02/15/2029 (a)	155,000	157,776
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	155,000	157,781
		315,557
Refining & Marketing — 1.0%
Sunoco LP, 7.25%, 05/01/2032 (a)	153,000	158,266

Restaurants — 2.0%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028 (a)	162,000	160,367
Yum! Brands, Inc., 6.88%, 11/15/2037	146,000	156,581
		316,948
Retail - Consumer Discretionary — 3.9%
Advance Auto Parts, Inc., 7.38%, 08/01/2033 (a)	150,000	153,785
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	155,000	154,884
QXO Building Products, Inc., 6.75%, 04/30/2032 (a)	153,000	156,715
Rakuten Group, Inc., 9.75%, 04/15/2029 (a)	145,000	157,936
		623,320
Software & Services — 3.9%
Cloud Software Group, Inc., 8.25%, 06/30/2032 (a)	162,000	158,808
CoreWeave, Inc., 9.75%, 10/01/2031 (a)	170,000	151,954
ION Platform Finance US, Inc. / ION Platform Finance SARL, 9.50%, 05/30/2029 (a)	167,000	154,893
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/2033 (a)	152,000	158,103
		623,758

	Par	Value
Supermarkets & Pharmacies — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/2028 (a)	$155,000	$156,045

Travel & Lodging — 2.0%
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032 (a)	155,000	156,832
NCL Corp. Ltd., 7.75%, 02/15/2029 (a)	152,000	158,060
		314,892
Utilities — 2.0%
PG&E Corp., 5.25%, 07/01/2030	159,000	154,697
XPLR Infrastructure Operating Partners LP, 8.63%, 03/15/2033 (a)	150,000	160,722
		315,419
Waste & Environment Services & Equipment — 1.0%
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	153,000	155,545

Wireless Telecommunications Services — 3.9%
Altice France SA, 9.50%, 11/01/2029 (a)	152,882	154,897
EchoStar Corp., 10.75%, 11/30/2029	145,000	156,674
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)	181,000	156,576
Vodafone Group PLC, 7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	146,000	149,660
		617,807
Wireline Telecommunications Services — 6.8%
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031 (a)	158,000	156,606
Level 3 Financing, Inc., 7.00%, 03/31/2034 (a)	155,000	158,550
Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (a)	160,000	152,092
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (a)	168,000	155,645
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (a)	168,000	154,160
Uniti Services LLC, 7.50%, 10/15/2033 (a)	153,000	157,972
WULF Compute LLC, 7.75%, 10/15/2030 (a)	150,000	155,932
		1,090,957
TOTAL CORPORATE BONDS (Cost $15,764,754)		15,634,761

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Schedule of Investments (concluded)

August 31, 2026

	Shares	Value
COMMON STOCKS — 0.0% (b)
ALTICE FRANCE LUX 3 (c)(d)	851	$0
TOTAL COMMON STOCKS (Cost $0)		0

TOTAL INVESTMENTS — 98.1% (Cost $15,764,754)		15,634,761
Other Assets in Excess of Liabilities — 1.9%		300,512
TOTAL NET ASSETS — 100.0%		$15,935,273

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

(a)

Security is exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities totaled $12,808,187 or 80.4% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)

Fair value determined by the Adviser, acting as Valuation Designee, using significant unobservable inputs in accordance with procedures adopted by The RBB Fund, Inc.’s Board of Directors. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(d)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Schedule of Investments

August 31, 2026

	Par	Value
MUNICIPAL BONDS — 98.6%
Alachua County Health Facilities Authority, 5.00%, 12/01/2035	$50,000	$50,052
Arlington Higher Education Finance Corp., 4.00%, 08/15/2034 (Obligor: Responsive Education Sol)	150,000	148,792
Aubrey Independent School District, 4.00%, 02/15/2036	190,000	182,824
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, 5.00%, 12/15/2027	25,000	25,035
Brazoria-Fort Bend County Municipal Utility District No 1, 4.00%, 09/01/2032	100,000	100,033
Bryan County School District, 5.00%, 08/01/2029	350,000	350,648
California Health Facilities Financing Authority
5.00%, 08/15/2027 (Obligor: Cedars-sinai Med Ctr Oblg)	525,000	526,112
5.00%, 11/15/2028 (Obligor: Cedars-sinai Med Ctr Oblg)	305,000	305,652
5.00%, 08/15/2031 (Obligor: Cedars-sinai Med Ctr Oblg)	250,000	250,486
4.00%, 08/15/2035	100,000	100,086
California State Public Works Board, 5.00%, 05/01/2028	45,000	45,123
Cedar Port Navigation & Improvement District, 4.00%, 09/01/2030	50,000	50,021
Charlotte-Mecklenburg Hospital Authority, 4.00%, 01/15/2031 (Obligor: Atrium Health Oblig Grp)	50,000	50,030
Chilton County Health Care Authority, 5.00%, 11/01/2035	100,000	100,104
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2027	265,000	265,563
City & County of Denver CO, 5.00%, 06/01/2027	140,000	140,244
City of Brentwood MO, 4.00%, 10/01/2027	100,000	100,075
City of Burleson TX, 5.00%, 03/01/2028	30,000	30,052
City of Elyria OH, 4.00%, 12/01/2029	100,000	100,079
City of Gulf Shores AL, 4.00%, 12/15/2028	100,000	100,054

	Par	Value
MUNICIPAL BONDS — 98.6% (continued)
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2031	$30,000	$30,019
4.00%, 11/15/2033	500,000	495,240
City of Jacksonville FL, 5.00%, 10/01/2030	210,000	210,364
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036	250,000	244,131
City of Lafayette LA Sales & Use Tax Revenue, 4.00%, 03/01/2027	95,000	95,089
City of Marco Island FL Utility System Revenue, 4.00%, 10/01/2031	330,000	330,108
City of Newport News VA
5.00%, 08/01/2027	350,000	350,687
5.00%, 08/01/2028	125,000	125,248
City of Ozark MO, 4.00%, 09/01/2034	250,000	249,579
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2031	100,000	100,166
5.00%, 07/01/2035	80,000	80,519
City of Port St Lucie FL Utility System Revenue, 5.00%, 09/01/2029	190,000	190,346
City of Rocky Mount NC, 4.00%, 05/01/2031	90,000	90,060
City of San Antonio TX, 5.00%, 02/01/2027	135,000	135,299
City of San Antonio TX Electric & Gas Systems Revenue, 4.00%, 02/01/2034	100,000	100,041
City of Springfield IL, 5.00%, 12/01/2031	100,000	100,151
City of Troy AL, 4.00%, 07/01/2035	250,000	249,547
City of Worcester MA, 4.00%, 01/15/2036	100,000	100,060
Clifton Higher Education Finance Corp., 5.00%, 08/15/2037 (Obligor: Idea Public Schools)	100,000	100,114
Columbus Metropolitan Housing Authority, 5.00%, 12/01/2026 (Obligor: Cmha Country Ridge Llc)	135,000	135,063
Commonwealth of Pennsylvania
5.00%, 09/15/2028	440,000	441,512
5.00%, 09/15/2029	305,000	306,124
4.00%, 09/15/2032	220,000	219,139

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
MUNICIPAL BONDS — 98.6% (continued)
County of Albany NY, 5.00%, 04/01/2027	$60,000	$60,120
County of Harris TX, 5.00%, 08/15/2033	425,000	425,573
County of Hawaii HI, 4.00%, 09/01/2035	50,000	50,013
County of Stark OH, 4.00%, 12/01/2030	25,000	25,017
Denver West Metropolitan District, 4.00%, 12/01/2032	30,000	29,999
Dobbs Ferry Local Development Corp., 4.00%, 07/01/2034 (Obligor: Mercy College)	100,000	100,007
Downtown Savannah Authority, 5.00%, 06/01/2029	125,000	125,234
East Cherry Creek Valley Water and Sanitation District, 4.00%, 11/15/2027	45,000	45,036
East County Advanced Water Purification Joint Powers Authority, 5.00%, 09/01/2026	275,000	275,000
Fairfax County Economic Development Authority, 4.00%, 04/01/2029	165,000	165,048
Florida Higher Educational Facilities Financing Authority, 5.00%, 04/01/2029	35,000	35,059
Florida Insurance Assistance Interlocal Agency, Inc., 5.00%, 09/01/2027 (Obligor: Florida Insurance Gty)	110,000	110,000
Fridley Independent School District No 14, 5.00%, 02/01/2027	25,000	25,046
Georgia Higher Education Facilities Authority, 4.00%, 06/15/2035	50,000	48,872
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/01/2027	115,000	115,218
Hemet Unified School District, 4.00%, 10/01/2033	100,000	100,105
Hillsborough County School Board, 5.00%, 07/01/2031	175,000	175,245
Illinois Finance Authority
5.00%, 10/01/2027 (Obligor: Depaul University)	300,000	300,521
4.00%, 12/01/2027 (Obligor: Northwestern University)	75,000	75,045
5.00%, 03/01/2030	375,000	375,445

	Par	Value
MUNICIPAL BONDS — 98.6% (continued)
Illinois State Toll Highway Authority, 5.00%, 01/01/2030	$60,000	$60,103
Indiana Finance Authority
5.00%, 02/01/2029	140,000	140,263
5.00%, 09/01/2029 (Obligor: Community Fdtn Nw In Oblg)	660,000	661,322
4.00%, 03/01/2033 (Obligor: Deaconess Hlth Sys Oblig)	225,000	225,060
Irvine Facilities Financing Authority
5.00%, 05/01/2028	105,000	105,143
5.00%, 05/01/2032	200,000	200,472
King County School District No 403 Renton, 5.00%, 12/01/2027	75,000	75,139
Klein Independent School District, 5.00%, 08/01/2028	65,000	65,012
Lincoln County Consolidated School District No 207 Davenport, 4.00%, 12/01/2027	725,000	724,689
Long Island Power Authority
5.00%, 09/01/2030	200,000	200,000
5.00%, 09/01/2032	115,000	115,000
Louisiana Public Facilities Authority
5.00%, 07/01/2031 (Obligor: Franciscan Mission Oblig)	55,000	55,052
5.00%, 07/01/2032 (Obligor: Franciscan Mission Oblig)	50,000	50,045
Madison County Board of Education/AL
5.00%, 09/01/2027	100,000	100,192
5.00%, 09/01/2030	30,000	30,055
Maricopa County Industrial Development Authority, 5.00%, 07/01/2036 (Obligor: Reid Traditional Schools)	400,000	400,303
Maricopa County Unified School District No 11-Peoria, 4.00%, 07/01/2035	125,000	125,001
Marin Municipal Water District Financing Authority, 5.00%, 07/01/2031	80,000	80,103
Marysville Joint Unified School District, 4.00%, 08/01/2028	250,000	250,146
Massachusetts Development Finance Agency, 5.00%, 01/01/2035 (Obligor: Wgbh Educational Fdtn)	105,000	105,086

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Schedule of Investments (continued)

August 31, 2026

	Par	Value
MUNICIPAL BONDS — 98.6% (continued)
McAllister Academic Village LLC, 5.00%, 07/01/2030 (Obligor: Arizona State University)	$185,000	$185,292
Merrillville Multi School Building Corp., 5.00%, 07/15/2027	100,000	100,171
Metropolitan Council, 4.00%, 03/01/2028	50,000	50,031
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2027	125,000	125,430
Metropolitan Transportation Authority, 5.00%, 11/15/2031	500,000	501,956
Michigan Finance Authority, 5.00%, 01/01/2029 (Obligor: Holland Community Hosp)	400,000	400,159
Michigan State Housing Development Authority, 4.45%, 10/01/2034	60,000	60,042
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2035	105,000	105,144
Mississippi Valley State University Educational Building Corp., 3.50%, 04/01/2033	60,000	58,902
Napa Valley Unified School District, 4.00%, 08/01/2037	150,000	148,541
Nevada Joint Union High School District, 4.00%, 08/01/2030	40,000	40,029
New Brunswick Parking Authority
5.00%, 09/01/2028	500,000	500,926
5.00%, 09/01/2031	200,000	200,312
New Hampshire Municipal Bond Bank, 4.00%, 08/15/2028	260,000	260,239
New Haven Unified School District
5.00%, 08/01/2027	220,000	220,483
4.00%, 08/01/2028	215,000	215,265
New Jersey Economic Development Authority, 4.38%, 06/15/2027	50,000	50,041
New Jersey Educational Facilities Authority, 5.00%, 07/01/2030 (Obligor: The College Of New Jersey)	370,000	370,586

	Par	Value
MUNICIPAL BONDS — 98.6% (continued)
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2033 (Obligor: Univ Of Penn Hlth Sys Obl)	$375,000	$375,265
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2027	500,000	502,035
5.00%, 06/15/2031	110,000	110,171
New York State Dormitory Authority
5.00%, 02/15/2030	950,000	951,694
5.00%, 03/15/2032	285,000	285,650
5.00%, 03/15/2034	220,000	220,342
5.00%, 10/01/2034	100,000	100,114
5.00%, 03/15/2035	175,000	175,228
5.00%, 03/15/2036	295,000	295,449
Newark Higher Education Finance Corp., 4.00%, 08/15/2035	150,000	142,999
Northeast Travis County Utility District/TX, 4.00%, 09/01/2027	200,000	200,137
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2036	300,000	288,790
Oregon State Facilities Authority, 5.00%, 06/01/2027 (Obligor: Legacy Health Oblig Group)	125,000	125,124
Palm Springs Unified School District
4.00%, 08/01/2028	150,000	150,181
4.00%, 08/01/2029	215,000	215,260
Park Hill School District of Platte County, 4.00%, 03/01/2031	325,000	324,935
Pennsylvania Economic Development Financing Authority, 5.00%, 03/15/2031 (Obligor: Upmc Obligated Group)	500,000	500,747
Pennsylvania State University, 5.00%, 09/01/2035	330,000	330,302
Philadelphia Municipal Authority, 4.00%, 01/15/2034	175,000	175,096
Pierce County Fire Protection District No 6, 4.00%, 12/01/2032	100,000	100,039
San Francisco City & County Redevelopment Agency Successor Agency, 5.00%, 08/01/2032	250,000	250,809

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Par	Value
MUNICIPAL BONDS — 98.6% (continued)
San Jose Evergreen Community College District, 4.00%, 09/01/2026	$500,000	$500,000
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 4.00%, 02/01/2034	80,000	80,025
Sedgwick County Unified School District No 260 Derby, 4.00%, 10/01/2029	500,000	500,346
Skyland Metropolitan District, 4.38%, 12/01/2029	50,000	50,051
South Carolina Jobs-Economic Development Authority, 4.00%, 08/15/2029 (Obligor: Carealliance Health Svcs)	295,000	295,241
South Carolina Public Service Authority
5.00%, 12/01/2027	170,000	170,184
5.00%, 12/01/2028	80,000	80,092
South Dakota Health & Educational Facilities Authority, 4.00%, 11/01/2034	1,000,000	1,000,151
Southern California Public Power Authority, 5.00%, 07/01/2027	50,000	50,279
Southern Platte Fire Protection District/MO, 4.00%, 03/01/2036	75,000	75,018
Southwest Higher Education Authority, Inc., 5.00%, 10/01/2028 (Obligor: Southern Methodist Univ)	345,000	346,862
St Charles County School District No R-IV Wentzville, 4.00%, 03/01/2029	40,000	40,036
State of California
5.00%, 09/01/2027	230,000	230,396
5.00%, 08/01/2028	415,000	416,428
5.00%, 08/01/2030	260,000	260,154
5.00%, 08/01/2031	200,000	200,266
4.00%, 09/01/2032	250,000	250,117
State of Connecticut Special Tax Revenue, 5.00%, 09/01/2028	305,000	305,540
State of Hawaii, 4.00%, 10/01/2026	50,000	50,054
State of Illinois, 5.00%, 01/01/2027	600,000	601,337

	Par	Value
MUNICIPAL BONDS — 98.6% (continued)
State of Nevada Highway Improvement Revenue
5.00%, 12/01/2027	$425,000	$425,796
5.00%, 12/01/2028	110,000	110,208
State of Texas, 4.00%, 08/01/2028	95,000	95,080
Stockton Public Financing Authority, 4.00%, 09/02/2029	250,000	250,185
Sweetwater Union High School District, 5.00%, 08/01/2032	130,000	130,244
Taylor Independent School District/TX, 4.00%, 02/15/2030	70,000	70,055
Texas Water Development Board
5.00%, 10/15/2026	55,000	55,103
5.00%, 10/15/2031	75,000	75,121
4.00%, 10/15/2034	50,000	50,016
Town of Manchester CT, 4.00%, 02/01/2028	35,000	35,038
Town of Westlake TX, 4.00%, 02/15/2036	50,000	50,010
Tradition Community Development District No 1, 4.13%, 05/01/2030	145,000	145,105
University of Akron, 5.00%, 01/01/2028	245,000	245,289
University of Hawaii
5.00%, 10/01/2030	145,000	145,243
5.00%, 10/01/2031	65,000	65,103
5.00%, 10/01/2032	100,000	100,151
University of Kentucky, 4.00%, 10/01/2032	735,000	735,326
University of Louisville, 4.00%, 09/01/2027	225,000	225,123
University of North Carolina at Wilmington, 4.00%, 06/01/2030	100,000	100,077
Ventura County Community College District, 4.00%, 08/01/2032	30,000	30,055
Village of Arlington Heights IL, 4.00%, 12/01/2032	100,000	100,053
Virginia Commonwealth Transportation Board, 5.00%, 09/15/2031	175,000	175,154
West Valley-Mission Community College District, 4.00%, 08/01/2034	90,000	90,028
West Virginia Economic Development Authority, 5.00%, 06/01/2027	500,000	500,710

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Schedule of Investments (concluded)

August 31, 2026

	Par	Value
MUNICIPAL BONDS — 98.6% (continued)
West Virginia Hospital Finance Authority, 5.00%, 06/01/2027 (Obligor: Wv United Hlth Sys Oblig)	$105,000	$105,107
Wimberley Independent School District, 4.00%, 08/15/2027	125,000	125,013
Wisconsin Health & Educational Facilities Authority
5.00%, 11/15/2028 (Obligor: Ascension Hlth Credit Grp)	180,000	180,201
4.00%, 10/01/2031 (Obligor: Marquette University)	250,000	247,743
4.00%, 11/15/2036 (Obligor: Ascension Hlth Credit Grp)	500,000	485,282
TOTAL MUNICIPAL BONDS (Cost $34,068,170)		33,993,572

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.1%
BlackRock Liquidity Funds MuniCash - Institutional Class, 2.21% (a)	24,787	24,787
TOTAL MONEY MARKET FUNDS (Cost $24,787)		24,787

TOTAL INVESTMENTS — 98.7% (Cost $34,092,957)		34,018,359
Other Assets in Excess of Liabilities — 1.3%		435,067
TOTAL NET ASSETS — 100.0%		$34,453,426

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

F/m Accumulator Ultrashort U.S. Treasury Fund

Schedule of Investments

August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Invesco Short Term Treasury ETF (a)	2,518,011	$265,977,502
TOTAL EXCHANGE TRADED FUNDS (Cost $265,913,156)		265,977,502

TOTAL INVESTMENTS — 100.0% (Cost $265,913,156)		265,977,502
Other Assets in Excess of Liabilities —0.0% (b)		3,171
TOTAL NET ASSETS — 100.0%		$265,980,673

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

F/M CORPORATE BOND ETFS

Statements of Assets and Liabilities

August 31, 2026

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
ASSETS:
Investments in unaffiliated securities, at value	$17,854,966	$41,798,414	$29,090,721
Receivable for investments sold	3,138,132	8,820,204	5,024,044
Interest receivable	209,434	505,051	444,553
Cash and cash equivalents	13,111	29,742	28,144
Security lending income receivable	34	29	106
Prepaid expenses and other assets	—	—	—
Total assets	21,215,677	51,153,440	34,587,568

LIABILITIES:
Payable for investments purchased	3,136,196	8,910,387	5,043,263
Payable to Adviser	2,310	5,402	3,786
Total liabilities	3,138,506	8,915,789	5,047,049
NET ASSETS	$18,077,171	$42,237,651	$29,540,519

NET ASSETS CONSIST OF:
Paid-in capital	$18,265,658	$42,996,896	$30,896,279
Total accumulated losses	(188,487)	(759,245)	(1,355,760)
Total net assets	$18,077,171	$42,237,651	$29,540,519

Net assets	$18,077,171	$42,237,651	$29,540,519
Shares issued and outstanding (100,000,000, 100,000,000 and 100,000,000 shares authorized, $0.001, $0.001 and $0.001 par value)	360,000	840,000	600,000
Net asset value per share	$50.21	$50.28	$49.23

COST:
Investments in unaffiliated securities, at cost	$17,966,507	$42,146,230	$29,649,830

The accompanying notes are an integral part of the financial statements.

F/M OPPORTUNISTIC INCOME ETF

Statements of Assets and Liabilities (Continued)

August 31, 2026

F/m Opportunistic Income ETF
ASSETS:
Investments in unaffiliated securities, at value	$36,120,680
Investments in affiliated securities, at value	9,666,794
Receivable for investments sold	—
Interest receivable	210,495
Cash and cash equivalents	258,995
Security lending income receivable	67
Prepaid expenses and other assets	9,329
Total assets	46,266,360

LIABILITIES:
Payable for investments purchased	—
Payable to Adviser	15,392
Total liabilities	15,392
NET ASSETS	$46,250,968

NET ASSETS CONSIST OF:
Paid-in capital	$47,008,676
Total accumulated losses	(757,708)
Total net assets	$46,250,968

Net assets	$46,250,968
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	910,000
Net asset value per share	$50.83

COST:
Investments in unaffiliated securities, at cost	$36,300,943
Investments in affiliated securities, at cost	$9,753,506

The accompanying notes are an integral part of the financial statements.

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

Statements of Assets and Liabilities (CONTINUED)

August 31, 2026

F/m Ultrashort Treasury Inflation- Protected Security (TIPS) ETF
ASSETS:
Investments in unaffiliated securities, at value	$152,818,427
Receivable for investments sold	—
Interest receivable	103,914
Cash and cash equivalents	842
Security lending income receivable	—
Prepaid expenses and other assets	—
Total assets	152,923,183

LIABILITIES:
Payable for investments purchased	—
Payable to Adviser	22,044
Total liabilities	22,044
NET ASSETS	$152,901,139

NET ASSETS CONSIST OF:
Paid-in capital	$153,088,399
Total accumulated losses	(187,260)
Total net assets	$152,901,139

Net assets	$152,901,139
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	3,060,000
Net asset value per share	$49.97

COST:
Investments in unaffiliated securities, at cost	$153,898,062

The accompanying notes are an integral part of the financial statements.

F/M HIGH YIELD 100 ETF

Statements of Assets and Liabilities (continued)

August 31, 2026

F/m High Yield 100 ETF
ASSETS:
Investments in unaffiliated securities, at value	$15,634,761
Receivable for investments sold	322,974
Cash and cash equivalents	292,781
Interest receivable	291,082
Security lending income receivable	99
Receivable for fund shares sold	—
Dividends receivable	—
Total assets	16,541,697

LIABILITIES:
Payable for investments purchased	601,142
Payable to Adviser	5,282
Payable for fund shares redeemed	—
Total liabilities	606,424
NET ASSETS	$15,935,273

NET ASSETS CONSIST OF:
Paid-in capital	$16,055,017
Total accumulated losses	(119,744)
Total net assets	$15,935,273

Net assets	$15,935,273
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	310,000
Net asset value per share	$51.40

COST:
Investments in unaffiliated securities, at cost	$15,764,754

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Statements of Assets and Liabilities (continued)

August 31, 2026

F/m Ultrashort Tax-Free Municipal ETF
ASSETS:
Investments in unaffiliated securities, at value	$34,018,359
Receivable for investments sold	—
Cash and cash equivalents	—
Interest receivable	443,531
Security lending income receivable	—
Receivable for fund shares sold	249,662
Dividends receivable	516
Total assets	34,712,068

LIABILITIES:
Payable for investments purchased	—
Payable to Adviser	8,979
Payable for fund shares redeemed	249,663
Total liabilities	258,642
NET ASSETS	$34,453,426

NET ASSETS CONSIST OF:
Paid-in capital	$34,554,123
Total accumulated losses	(100,697)
Total net assets	$34,453,426

Net assets	$34,453,426
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	690,000
Net asset value per share	$49.93

COST:
Investments in unaffiliated securities, at cost	$34,092,957

The accompanying notes are an integral part of the financial statements.

F/m Accumulator Ultrashort U.S. Treasury Fund

Statements of Assets and Liabilities (concluded)

August 31, 2026

F/m Accumulator Ultrashort U.S. Treasury Fund
ASSETS:
Investments in unaffiliated securities, at value	$265,977,502
Receivable for investments sold	—
Cash and cash equivalents	43,185
Interest receivable	158
Security lending income receivable	—
Receivable for fund shares sold	—
Dividends receivable	—
Total assets	266,020,845

LIABILITIES:
Payable for investments purchased	—
Payable to Adviser	40,172
Payable for fund shares redeemed	—
Total liabilities	40,172
NET ASSETS	$265,980,673

NET ASSETS CONSIST OF:
Paid-in capital	$265,971,795
Total distributable earnings	8,878
Total net assets	$265,980,673

Net assets	$265,980,673
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	2,640,000
Net asset value per share	$100.75

COST:
Investments in unaffiliated securities, at cost	$265,913,156

The accompanying notes are an integral part of the financial statements.

F/M CORPORATE BOND ETFS

Statements of Operations

For the Year Ended August 31, 2026

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$—
Interest income	806,605	1,775,271	1,519,173
Less: Interest withholding taxes	(110)	(327)	(166)
Securities lending income	163	2,177	3,183
Other income	—	842	—
Total investment income	806,658	1,777,963	1,522,190

EXPENSES:
Investment advisory fee	28,623	60,671	44,250
Total expenses	28,623	60,671	44,250
NET INVESTMENT INCOME	778,035	1,717,292	1,477,940

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(59,912)	(297,634)	(202,500)
In-kind redemptions in unaffiliated securities	91,163	305,907	160,696
Net realized gain (loss)	31,251	8,273	(41,804)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(200,212)	(667,329)	(852,095)
Net change in unrealized appreciation (depreciation)	(200,212)	(667,329)	(852,095)
Net realized and unrealized gain (loss)	(168,961)	(659,056)	(893,899)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$609,074	$1,058,236	$584,041

The accompanying notes are an integral part of the financial statements.

F/M OPPORTUNISTIC INCOME ETF

Statements of Operations (Continued)

For the Year Ended August 31, 2026

F/m Opportunistic INCOME ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$461,392
Interest income	1,876,833
Less: Interest withholding taxes	—
Securities lending income	14,504
Other income	263
Total investment income	2,352,992

EXPENSES:
Investment advisory fee	172,445
Total expenses	172,445
NET INVESTMENT INCOME	2,180,547

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(185,459)
Investments in affiliated securities	51,695
In-kind redemptions in unaffiliated securities	142,319
Net realized gain (loss)	8,555
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(608,716)
Investments in affiliated securities	(205,429)
Net change in unrealized appreciation (depreciation)	(814,145)
Net realized and unrealized gain (loss)	(805,590)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,374,957

The accompanying notes are an integral part of the financial statements.

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

Statements of Operations (CONTINUED)

For the Year Ended August 31, 2026

F/m Ultrashort Treasury Inflation- Protected Security (TIPS) ETF
INVESTMENT INCOME:
Dividend income	$—
Interest income	3,890,387
Less: Interest withholding taxes	—
Securities lending income	—
Other income	—
Total investment income	3,890,387

EXPENSES:
Investment advisory fee	141,393
Total expenses	141,393
NET INVESTMENT INCOME	3,748,994

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	44,202
In-kind redemptions in unaffiliated securities	2,027
Net realized gain (loss)	46,229
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1,058,038)
Net change in unrealized appreciation (depreciation)	(1,058,038)
Net realized and unrealized gain (loss)	(1,011,809)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,737,185

The accompanying notes are an integral part of the financial statements.

F/M HIGH YIELD 100 ETF

Statements of Operations (continued)

For the Year Ended August 31, 2026

F/m High Yield 100 ETF
INVESTMENT INCOME:
Dividend income	$—
Interest income	1,114,760
Securities lending income	2,044
Other income	16,907
Total investment income	1,133,711

EXPENSES:
Investment advisory fee	67,760
Total expenses	67,760
NET INVESTMENT INCOME/(LOSS)	1,065,951

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(34,843)
In-kind redemptions in unaffiliated securities	197,449
Net realized gain (loss)	162,606
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(424,041)
Net change in unrealized appreciation (depreciation)	(424,041)
Net realized and unrealized gain (loss)	(261,435)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$804,516

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Statements of Operations (Continued)

For the PERIOD Ended August 31, 2026

F/m Ultrashort Tax-Free Municipal ETF(a)
INVESTMENT INCOME:
Dividend income	$6,072
Interest income	709,237
Securities lending income	—
Other income	—
Total investment income	715,309

EXPENSES:
Investment advisory fee	50,862
Total expenses	50,862
NET INVESTMENT INCOME/(LOSS)	664,447

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(26,099)
In-kind redemptions in unaffiliated securities	—
Net realized gain (loss)	(26,099)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(74,598)
Net change in unrealized appreciation (depreciation)	(74,598)
Net realized and unrealized gain (loss)	(100,697)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$563,750

(a)	Inception date of the Fund was September 29, 2025.

The accompanying notes are an integral part of the financial statements.

F/m Accumulator Ultrashort U.S. Treasury Fund

Statements of Operations (CONCLUDED)

For the PERIOD Ended August 31, 2026

F/m Accumulator Ultrashort U.S. Treasury Fund(a)
INVESTMENT INCOME:
Dividend income	$—
Interest income	182
Securities lending income	—
Other income	—
Total investment income	182

EXPENSES:
Investment advisory fee	55,829
Total expenses	55,829
NET INVESTMENT INCOME/(LOSS)	(55,647)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	178
In-kind redemptions in unaffiliated securities	1,113,098
Net realized gain (loss)	1,113,276
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	64,346
Net change in unrealized appreciation (depreciation)	64,346
Net realized and unrealized gain (loss)	1,177,622
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,121,975

(a)	Inception date of the Fund was June 10, 2026.

The accompanying notes are an integral part of the financial statements.

F/m Corporate Bond ETFs

Statements of Changes in Net Assets

	F/m 2-Year Investment Grade Corporate Bond ETF		F/m 3-Year Investment Grade Corporate Bond ETF
	Year ended August 31, 2026	Year ended August 31, 2025	Year ended August 31, 2026	Year ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$778,035	$4,540,373	$1,717,292	$5,165,267
Net realized gain (loss)	31,251	1,075,944	8,273	1,875,718
Net change in unrealized appreciation (depreciation)	(200,212)	801	(667,329)	17,202
Net increase (decrease) in net assets from operations	609,074	5,617,118	1,058,236	7,058,187

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(846,570)	(4,582,918)	(1,834,020)	(5,242,121)
From return of capital	—	(462,936)	—	(464,905)
Total distributions to shareholders	(846,570)	(5,045,854)	(1,834,020)	(5,707,026)

CAPITAL TRANSACTIONS:
Shares sold	24,372,540	286,869,931	55,213,132	281,801,270
Shares redeemed	(26,410,400)	(277,214,128)	(49,118,748)	(268,610,692)
Net increase (decrease) in net assets from capital transactions	(2,037,860)	9,655,803	6,094,384	13,190,578

NET INCREASE (DECREASE) IN NET ASSETS	(2,275,356)	10,227,067	5,318,600	14,541,739

NET ASSETS:
Beginning of the period	20,352,527	10,125,460	36,919,051	22,377,312
End of the period	$18,077,171	$20,352,527	$42,237,651	$36,919,051

SHARES TRANSACTIONS
Shares sold	480,000	5,680,000	1,080,000	5,560,000
Shares redeemed	(520,000)	(5,480,000)	(960,000)	(5,280,000)
Total increase (decrease) in shares outstanding	(40,000)	200,000	120,000	280,000

The accompanying notes are an integral part of the financial statements.

F/m Corporate Bond ETFs

STATEMENTS of Changes in Net Assets (CONTINUED)

	F/m 10-Year Investment Grade Corporate Bond ETF
	Year ended August 31, 2026	Year ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$1,477,940	$2,554,818
Net realized gain (loss)	(41,804)	475,375
Net change in unrealized appreciation (depreciation)	(852,095)	(156,567)
Net increase (decrease) in net assets from operations	584,041	2,873,626

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,595,125)	(2,625,881)
From return of capital	—	(141,657)
Total distributions to shareholders	(1,595,125)	(2,767,538)

CAPITAL TRANSACTIONS:
Shares sold	18,454,708	58,874,641
Shares redeemed	(16,405,840)	(46,873,008)
Net increase (decrease) in net assets from capital transactions	2,048,868	12,001,633

NET INCREASE (DECREASE) IN NET ASSETS	1,037,784	12,107,721

NET ASSETS:
Beginning of the period	28,502,735	16,395,014
End of the period	$29,540,519	$28,502,735

SHARES TRANSACTIONS
Shares sold	360,000	1,160,000
Shares redeemed	(320,000)	(920,000)
Total increase (decrease) in shares outstanding	40,000	240,000

The accompanying notes are an integral part of the financial statements.

F/M OPPORTUNISTIC INCOME ETF

STATEMENTS of Changes in Net Assets (CONTINUED)

	F/m Opportunistic INCOME ETF
	Year ended August 31, 2026	Year ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$2,180,547	$2,006,158
Net realized gain (loss)	8,555	448,319
Net change in unrealized appreciation (depreciation)	(814,145)	(955,145)
Net increase (decrease) in net assets from operations	1,374,957	1,499,332

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,386,685)	(2,019,189)
From return of capital	—	—
Total distributions to shareholders	(2,386,685)	(2,019,189)

CAPITAL TRANSACTIONS:
Shares sold	17,620,121	27,080,917
Shares redeemed	(7,771,626)	(24,489,956)
Net increase (decrease) in net assets from capital transactions	9,848,495	2,590,961

NET INCREASE (DECREASE) IN NET ASSETS	8,836,767	2,071,104

NET ASSETS:
Beginning of the period	37,414,201	35,343,097
End of the period	$46,250,968	$37,414,201

SHARES TRANSACTIONS
Shares sold	280,000	520,000
Shares redeemed	(90,000)	(470,000)
Total increase (decrease) in shares outstanding	190,000	50,000

The accompanying notes are an integral part of the financial statements.

F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF

STATEMENTS of Changes in Net Assets (CONTINUED)

	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
	Year ended August 31, 2026	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$3,748,994	$1,627,163
Net realized gain (loss)	46,229	(131,530)
Net change in unrealized appreciation (depreciation)	(1,058,038)	(21,597)
Net increase (decrease) in net assets from operations	2,737,185	1,474,036

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,080,509)	(1,337,567)
Total distributions to shareholders	(3,080,509)	(1,337,567)

CAPITAL TRANSACTIONS:
Shares sold	131,019,740	93,594,308
Shares redeemed	(43,430,431)	(28,075,623)
Net increase (decrease) in net assets from capital transactions	87,589,309	65,518,685

NET INCREASE (DECREASE) IN NET ASSETS	87,245,985	65,655,154

NET ASSETS:
Beginning of the period	65,655,154	—
End of the period	$152,901,139	$65,655,154

SHARES TRANSACTIONS
Shares sold	2,620,000	1,870,000
Shares redeemed	(870,000)	(560,000)
Total increase (decrease) in shares outstanding	1,750,000	1,310,000

(a)	Inception date of the Fund was February 24, 2025.

The accompanying notes are an integral part of the financial statements.

F/M HIGH YIELD 100 ETF

STATEMENTS of Changes in Net Assets (continued)

	F/m High Yield 100 ETF
	Year ended August 31, 2026	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,065,951	$301,108
Net realized gain (loss)	162,606	66,196
Net change in unrealized appreciation (depreciation)	(424,041)	294,048
Net increase (decrease) in net assets from operations	804,516	661,352

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,070,601)	(250,548)
Total distributions to shareholders	(1,070,601)	(250,548)

CAPITAL TRANSACTIONS:
Shares sold	12,011,404	23,070,242
Shares redeemed	(14,110,654)	(5,180,438)
Net increase (decrease) in net assets from capital transactions	(2,099,250)	17,889,804

NET INCREASE (DECREASE) IN NET ASSETS	(2,365,335)	18,300,608

NET ASSETS:
Beginning of the period	18,300,608	—
End of the period	$15,935,273	$18,300,608

SHARES TRANSACTIONS
Shares sold	230,000	450,000
Shares redeemed	(270,000)	(100,000)
Total increase (decrease) in shares outstanding	(40,000)	350,000

(a)	Inception date of the Fund was April 14, 2025.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

STATEMENT of Changes in Net Assets (Continued)

F/m Ultrashort Tax-Free Municipal ETF
Period ended August 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$664,447
Net realized gain (loss)	(26,099)
Net change in unrealized appreciation (depreciation)	(74,598)
Net increase (decrease) in net assets from operations	563,750

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(670,363)
Total distributions to shareholders	(670,363)

CAPITAL TRANSACTIONS:
Shares sold	41,324,328
Shares redeemed	(6,764,289)
Net increase (decrease) in net assets from capital transactions	34,560,039

NET INCREASE (DECREASE) IN NET ASSETS	34,453,426

NET ASSETS:
Beginning of the period	—
End of the period	$34,453,426

SHARES TRANSACTIONS
Shares sold	825,000
Shares redeemed	(135,000)
Total increase (decrease) in shares outstanding	690,000

(a)	Inception date of the Fund was September 29, 2025.

The accompanying notes are an integral part of the financial statements.

F/M ACCUMULATOR ULTRASHORT U.S. TREASURY FUND

STATEMENT of Changes in Net Assets (Concluded)

F/m Accumulator Ultrashort U.S. Treasury Fund
PERIOD ENDED August 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$(55,647)
Net realized gain (loss)	1,113,276
Net change in unrealized appreciation (depreciation)	64,346
Net increase (decrease) in net assets from operations	1,121,975

CAPITAL TRANSACTIONS:
Shares sold	1,004,158,703
Shares redeemed	(739,300,005)
Net increase (decrease) in net assets from capital transactions	264,858,698

NET INCREASE (DECREASE) IN NET ASSETS	265,980,673

NET ASSETS:
Beginning of the period	—
End of the period	$265,980,673

SHARES TRANSACTIONS
Shares sold	9,990,000
Shares redeemed	(7,350,000)
Total increase (decrease) in shares outstanding	2,640,000

(a)	Inception date of the Fund was June 10, 2026.

The accompanying notes are an integral part of the financial statements.

F/m 2-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2026	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.88	$50.63	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.07	2.30	1.60
Net realized and unrealized gain (loss) on investments (c)	(0.48)	0.26	0.35
Total from investment operations	1.59	2.56	1.95

LESS DISTRIBUTIONS FROM:
Net investment income	(2.26)	(2.08)	(1.32)
Return of capital	—	(0.23)	—
Total distributions	(2.26)	(2.31)	(1.32)

Net asset value, end of period	$50.21	$50.88	$50.63

TOTAL RETURN (d)(e)	3.18%	5.21%	3.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,077	$20,353	$10,125
Ratio of expenses to average net assets (f)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets (f)	4.09%	4.55%	4.99%
Portfolio turnover rate (d)(g)	72%	35%	110%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m 3-Year Investment Grade Corporate Bond ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2026	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$51.28	$50.86	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.17	2.32	1.55
Net realized and unrealized gain (loss) on investments (c)	(0.85)	0.41	0.62
Total from investment operations	1.32	2.73	2.17

LESS DISTRIBUTIONS FROM:
Net investment income	(2.32)	(2.12)	(1.31)
Return of capital	—	(0.19)	—
Total distributions	(2.32)	(2.31)	(1.31)

Net asset value, end of period	$50.28	$51.28	$50.86

TOTAL RETURN (d)(e)	2.63%	5.53%	4.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,238	$36,919	$22,377
Ratio of expenses to average net assets (f)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets (f)	4.26%	4.58%	4.85%
Portfolio turnover rate (d)(g)	88%	50%	86%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m 10-Year Investment Grade Corporate Bond ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2026	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.90	$51.23	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.55	2.60	1.66
Net realized and unrealized gain (loss) on investments (c)	(1.46)	(0.25)	0.93
Total from investment operations	1.09	2.35	2.59

LESS DISTRIBUTIONS FROM:
Net investment income	(2.76)	(2.54)	(1.36)
Return of capital	—	(0.14)	—
Total distributions	(2.76)	(2.68)	(1.36)

Net asset value, end of period	$49.23	$50.90	$51.23

TOTAL RETURN (d)(e)	2.13%	4.76%	5.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,541	$28,503	$16,395
Ratio of expenses to average net assets (f)	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets (f)	5.02%	5.19%	5.22%
Portfolio turnover rate (d)(g)	160%	203%	131%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Opportunistic Income ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2026	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$51.96	$52.75	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.55	2.83	2.85
Net realized and unrealized gain (loss) on investments (c)	(0.85)	(0.75)	2.45
Total from investment operations	1.70	2.08	5.30

LESS DISTRIBUTIONS FROM:
Net investment income	(2.83)	(2.86)	(2.55)
Return of capital	—	—	—
Total distributions	(2.83)	(2.86)	(2.55)

Net asset value, end of period	$50.83	$51.96	$52.75

TOTAL RETURN (d)(f)	3.32%	4.09%	10.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,251	$37,414	$35,343
Ratio of expenses to average net assets (e)(g)	0.39%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets (e)(g)	4.95%	5.46%	5.68%
Portfolio turnover rate (d)(h)	191%	136%	92%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2026	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.12	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	2.28	1.17
Net realized and unrealized gain (loss) on investments (c)	(0.41)	(0.10)
Total from investment operations	1.87	1.07

LESS DISTRIBUTIONS FROM:
Net investment income	(2.02)	(0.95)
Total distributions	(2.02)	(0.95)

Net asset value, end of period	$49.97	$50.12

TOTAL RETURN (d)(e)	3.81%	2.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$152,901	$65,655
Ratio of expenses to average net assets (f)	0.17%	0.25%
Ratio of net investment income (loss) to average net assets (f)	4.57%	4.57%
Portfolio turnover rate (d)(g)	90%	66%

(a)	Inception date of the Fund was February 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m High Yield 100 ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2026	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$52.29	$50.15

INVESTMENT OPERATIONS:
Net investment income(b)	3.20	1.29
Net realized and unrealized gain (loss) on investments (c)	(0.87)	1.96
Total from investment operations	2.33	3.25

LESS DISTRIBUTIONS FROM:
Net investment income	(3.22)	(1.11)
Total distributions	(3.22)	(1.11)

Net asset value, end of period	$51.40	$52.29

TOTAL RETURN (d)(e)	4.59%	6.52%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,935	$18,301
Ratio of expenses to average net assets (f)	0.39%	0.39%
Ratio of net investment income (loss) to average net assets (f)	6.15%	6.58%
Portfolio turnover rate (d)(g)	43%	4%

(a)	Inception date of the Fund was April 14, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the relevant periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Ultrashort Tax-Free Municipal ETF

Financial Highlights (continued)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

PERIOD ended August 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.80
Net realized and unrealized gain (loss) on investments (c)	(0.24)
Total from investment operations	1.56

LESS DISTRIBUTIONS FROM:
Net investment income	(1.63)
Total distributions	(1.63)

Net asset value, end of period	$49.93

TOTAL RETURN (d)(e)	3.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,453
Ratio of expenses to average net assets (f)	0.30%
Ratio of net investment income (loss) to average net assets (f)	3.92%
Portfolio turnover rate (d)(g)	88%

(a)	Inception date of the Fund was September 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/m Accumulator Ultrashort U.S. Treasury Fund

Financial Highlights (CONCLUDED)

Contained below is per share operating performance data for shares outstanding, total investment return (loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	PERIOD ENDED August 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments (c)	0.78
Total from investment operations	0.75

Net asset value, end of period	$100.75

TOTAL RETURN (d)(f)	0.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$265,981
Ratio of expenses to average net assets (e)(g)	0.15%
Ratio of net investment income (loss) to average net assets (e)(g)	(0.15)%
Portfolio turnover rate (d)(i)	0	%(h)

(a)	Inception date of the Fund was June 10, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Total investment return(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.5%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active separate investment portfolios, including the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, the F/m 10-Year Investment Grade Corporate Bond ETF, the F/m Opportunistic Income ETF, the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, the F/m High Yield 100 ETF, the F/m Ultrashort Tax-Free Municipal ETF, and the F/m Accumulator Ultrashort U.S. Treasury Fund (each a “Fund” and together the “Funds”). The F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF commenced investment operations on January 10, 2024. The F/m Opportunistic Income ETF commenced investment operations on September 5, 2023. The F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF commenced investment operations on February 24, 2025. The F/m High Yield 100 ETF commenced investment operations on April 14, 2025. The F/m Ultrashort Tax-Free Municipal ETF commenced investment operations on September 29, 2025. F/m Accumulator Ultrashort U.S. Treasury Fund commenced investment operations on June 10, 2026.

The investment objectives of F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and F/m 10-Year Investment Grade Corporate Bond ETF (collectively, the “F/m Corporate Bond ETFs”) are to seek investment results that correspond (before fees and expenses) generally to the price and yield of the Bloomberg US Liquid Corporate 2 Year Maturity Index, the Bloomberg US Liquid Corporate 3 Year Maturity Index, and the Bloomberg US Liquid Corporate 10 Year Maturity Index, respectively.

The investment objective of the F/m Opportunistic Income ETF is to maximize total return, including both income and appreciation, by identifying undervalued and opportunistic sectors and securities in the U.S. fixed income markets. The investment objective of the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index. The investment objective of the F/m High Yield 100 ETF is to seek investment results, that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index. The investment objective of the F/m Ultrashort Tax-Free Municipal ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg Municipal Bond Currently Callable Index. The investment objective of the F/m Accumulator Ultrashort U.S. Treasury Fund is to generate total return through exposure to U.S. Treasury securities with remaining maturities between zero (0) to twelve (12) months while minimizing dividend and/or distribution payments.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for each Fund is August 31, 2026 and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2026 for F/m Corporate Bond ETFs, F/m Opportunistic Income ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF, the period from September 29, 2025 through August 31, 2026 for F/m Ultrashort Tax-Free Municipal ETF, and the period from June 10, 2026 through August 31, 2026 for F/m Accumulator Ultrashort U.S. Treasury Fund (the “current fiscal period”).

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” and the members thereof, “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments LLC (the “Adviser” or “F/m”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

F/M 2-YEAR INVESTMENT GRADE CORPORATE BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$17,854,966	$—	$17,854,966
Total Investments	$—	$17,854,966	$—	$17,854,966

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

F/M 3-YEAR INVESTMENT GRADE CORPORATE BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$41,798,414	$—	$41,798,414
Total Investments	$—	$41,798,414	$—	$41,798,414

F/M 10-YEAR INVESTMENT GRADE CORPORATE BOND ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$29,090,721	$—	$29,090,721
Total Investments	$—	$29,090,721	$—	$29,090,721

F/m Opportunistic Income ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Collateralized Mortgage Obligations	$—	$13,296,040	$—	$13,296,040
Corporate Bonds	—	10,119,657	—	10,119,657
Exchange Traded Funds	9,666,794	—	—	9,666,794
U.S. Treasury Securities	—	7,375,779	—	7,375,779
Asset-Backed Securities	—	2,611,166	—	2,611,166
Mortgage-Backed Securities	—	2,475,670	—	2,475,670
U.S. Treasury Bills	—	242,368	—	242,368
Total Investments	$9,666,794	$36,120,680	$—	$45,787,474

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
U.S. Treasury Securities	$—	$152,818,427	$—	$152,818,427
Total Investments	$—	$152,818,427	$—	$152,818,427

F/m High Yield 100 ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Corporate Bonds	$—	$15,634,761	$—	$15,634,761
Common Stocks	—	—	0	0
Total Investments	$—	$15,634,761	$0	$15,634,761

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

F/m Ultrashort Tax-Free Municipal ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Municipal Bonds	$—	$33,993,572	$—	$33,993,572
Money Market Funds	24,787	—	—	24,787
Total Investments	$24,787	$33,993,572	$—	$34,018,359

F/m Accumulator Ultrashort U.S. Treasury Fund

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Exchange Traded Funds	$265,977,502	$—	$—	$265,977,502
Total Investments	$265,977,502	$—	$—	$265,977,502

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

and responsible for fees related to administration, custody, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CREDIT RISK — The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

FINANCIAL SECTOR RISK — To the extent a Fund invests more heavily in particular sectors of the economy, the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. Financial Sector Risk is a principal risk of investing in the F/m Corporate Bond ETFs. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Illiquid Investments — Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

INFLATION-PROTECTED Securities — Each Fund may invest in inflation-protected securities. Inflation-protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies — Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The U.S. Securities and Exchange Commission (the “SEC”) has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above if certain conditions are met. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

U.S. Government Securities — Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities — Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

RULE 144A SECURITIES RISK — Rule 144A securities are securities that are exempt from registration in compliance with the 1933 Act, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A under the 1933 Act these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

MONEY MARKET FUNDS — In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Cash AND CASH EQUIVALENTS — The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER and Other Services

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

of the Company own an indirect, minority interest in the Adviser. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets, payable on a monthly basis in arrears, as shown in the following table.

Fund	Unitary management fee
F/m 2-Year Investment Grade Corporate Bond ETF	0.15%
F/m 3-Year Investment Grade Corporate Bond ETF	0.15%
F/m 10-Year Investment Grade Corporate Bond ETF	0.15%
F/m Opportunistic Income ETF	0.39%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	0.17%(a)
F/m High Yield 100 ETF	0.39%
F/m Ultrashort Tax-Free Municipal ETF	0.30%
F/m Accumulator Ultrashort U.S. Treasury Fund	0.15%

(a)	Prior to September 15, 2025 the unitary management fee was 0.25%.

From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

Fund	Purchase of investment securities	Proceeds from sales of investment securities
F/m 2-Year Investment Grade Corporate Bond ETF	$33,593,254	$13,592,774
F/m 3-Year Investment Grade Corporate Bond ETF	74,187,288	35,122,919
F/m 10-Year Investment Grade Corporate Bond ETF	59,274,285	46,215,081
F/m Opportunistic Income ETF	83,075,721	82,963,347
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	75,515,352	77,225,903
F/m High Yield 100 ETF	13,268,825	7,269,299
F/m Ultrashort Tax-Free Municipal ETF	50,957,442	16,111,658
F/m Accumulator Ultrashort U.S. Treasury Fund	738,157,900	1,001,769

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

Fund	In-Kind purchases of investment securities	Proceeds from in-kind sales of investment securities
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$22,097,289
F/m 3-Year Investment Grade Corporate Bond ETF	7,901,192	40,913,877
F/m 10-Year Investment Grade Corporate Bond ETF	2,016,142	13,032,643
F/m Opportunistic Income ETF	17,628,307	7,492,269
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	129,740,909	43,394,634
F/m High Yield 100 ETF	4,013,241	11,762,330
F/m Ultrashort Tax-Free Municipal ETF	—	—
F/m Accumulator Ultrashort U.S. Treasury Fund	265,895,012	738,285,482

There were no purchases or sales of long-term U.S. Government securities during the period.

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV typically in blocks of at least 10,000 shares for the F/m Opportunistic Income ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, F/m High Yield 100 ETF, F/m Ultrashort Tax-Free Municipal ETF, and the F/m Accumulator Ultrashort U.S. Treasury Fund. The F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and the 10-Year Investment Grade Corporate Bond ETF issue and redeem shares typically in blocks of at least 40,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each F/m Corporate Bond ETF is $500, payable to the Custodian. The standard fixed transaction fee for F/m Opportunistic Income ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, F/m High Yield 100 ETF, F/m Ultrashort Tax-Free Municipal ETF, and F/m Accumulator Ultrashort U.S. Treasury Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

Each Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, each Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

Fund	FEDERAL Tax Cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
F/m 2-Year Investment Grade Corporate Bond ETF	$17,966,913	$1,751	$(113,698)	$(111,947)
F/m 3-Year Investment Grade Corporate Bond ETF	42,154,737	3,285	(359,608)	(356,323)
F/m 10-Year Investment Grade Corporate Bond ETF	29,653,361	3,015	(565,655)	(562,640)
F/m Opportunistic Income ETF	46,055,730	119,710	(387,966)	(268,256)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	153,901,901	9,441	(1,092,915)	(1,083,474)
F/m High Yield 100 ETF	15,767,794	128,231	(261,264)	(133,033)
F/m Ultrashort Tax-Free Municipal ETF	34,092,957	10,375	(84,973)	(74,598)
F/m Accumulator Ultrashort U.S. Treasury Fund	265,913,156	64,363	(17)	64,346

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2026, there were permanent differences related to the tax treatment of redemptions in-kind and taxable overdistributions between distributable earnings/(loss) and paid-in capital, respectively for the following Funds:

Fund	Distributable earnings/(loss)	PAID-IN-CAPITAL
F/m 2-Year Investment Grade Corporate Bond ETF	$(22,070)	$22,070
F/m 3-Year Investment Grade Corporate Bond ETF	(187,999)	187,999
F/m 10-Year Investment Grade Corporate Bond ETF	(43,221)	43,221
F/m Opportunistic Income ETF	(101,620)	101,620
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	(593)	593
F/m High Yield 100 ETF	(196,976)	196,976
F/m Ultrashort Tax-Free Municipal ETF	5,916	(5,916)
F/m Accumulator Ultrashort U.S. Treasury Fund	(1,113,097)	1,113,097

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Net unrealized appreciation/ (depreciation)	Capital loss carryover
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$(111,947)	$(76,540)
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	(356,323)	(402,922)
F/m 10-Year Investment Grade Corporate Bond ETF	—	—	(562,640)	(793,120)
F/m Opportunistic Income ETF	—	—	(268,256)	(489,452)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	958,081	—	(1,083,474)	(61,867)
F/m High Yield 100 ETF	45,910	—	(133,033)	(32,621)
F/m Ultrashort Tax-Free Municipal ETF	—	—	(74,598)	(26,099)
F/m Accumulator Ultrashort U.S. Treasury Fund	—	—	64,346	—

Fund	Qualified late-year loss	ACCUMULATED OTHER LOSSES	Total Distributable Earnings/(Losses)
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$(188,487)
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	(759,245)
F/m 10-Year Investment Grade Corporate Bond ETF	—	—	(1,355,760)
F/m Opportunistic Income ETF	—	—	(757,708)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	—	—	(187,260)

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

Fund	Qualified late-year loss	ACCUMULATED OTHER LOSSES	Total Distributable Earnings/(Losses)
F/m High Yield 100 ETF	$—	$—	$(119,744)
F/m Ultrashort Tax-Free Municipal ETF	—	—	(100,697)
F/m Accumulator Ultrashort U.S. Treasury Fund	(55,468)	—	8,878

The difference between the book and tax basis components of distributable earnings relate primarily to the treatment of wash sales.

The tax character of distributions paid during the fiscal periods ended August 31, 2026 and August 31, 2025 was as follows:

Fund	TAX YEAR	Ordinary income	TAX EXEMPT INCOME	Return of Capital
F/m 2-Year Investment Grade Corporate Bond ETF	2026	$846,570	$—	$—
	2025	4,582,918	—	462,936
F/m 3-Year Investment Grade Corporate Bond ETF	2026	1,834,020	—	—
	2025	5,242,121	—	464,905
F/m 10-Year Investment Grade Corporate Bond ETF	2026	1,595,125	—	—
	2025	2,625,881	—	141,657
F/m Opportunistic Income ETF	2026	2,386,685	—	—
	2025	2,019,189	—	—
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	2026	3,080,509	—	—
	2025	1,337,567	—	—
F/m High Yield 100 ETF	2026	1,070,601	—	—
	2025	250,548	—	—
F/m Ultrashort Tax-Free Municipal ETF	2026	7	670,356	—
F/m Accumulator Ultrashort U.S. Treasury Fund	2026	—	—	—

Each Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m Opportunistic Income ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, F/m High Yield 100 ETF and F/m Ultrashort Tax-Free Municipal ETF had unexpiring short-term losses of $76,540, $402,922, $785,472, $489,452, $61,867, $32,621 and $26,099, respectively. The F/m 10-Year Investment Grade Corporate Bond ETF had unexpiring long-term losses of $7,648. The F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF utilized $48,343 of capital loss carryforward during the current fiscal period.

As of August 31, 2026, the F/m Accumulator Ultrashort U.S. Treasury Fund deferred qualified late-year losses of $55,468. These losses are treated as arising on the first day of the Fund’s subsequent taxable year.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (continued)

August 31, 2026

6. SECURITIES LENDING

The F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, F/m 10-Year Investment Grade Corporate Bond ETF, F/m Opportunistic Income ETF, and F/m High Yield 100 ETF, through an agreement with U.S. Bank, may make secured loans of their Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities, and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, each Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. For the Funds that were permitted to use U.S. Bank as their lending agent, collateral is invested in the Mount Vernon. The Funds bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. The net amount of income earned, after the interest rebate and the allocation to the securities lending agent, is shown below. Securities lending exposes the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities.

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$163
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	2,177
F/m 10-Year Investment Grade Corporate Bond ETF	—	—	3,183
F/m Opportunistic Income ETF	—	—	14,504
F/m High Yield 100 ETF	—	—	2,044

During the current fiscal period, the Funds were permitted to make secured loans of their portfolio securities through an agreement with Securities Finance Trust Company (otherwise known as and referred to herein as “eSecLending”). As of the end of the current fiscal period, the Funds did not engage in any securities lending with eSecLending.

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. As of the end of the reporting period, the Funds did not have any open securities lending transactions.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (Continued)

August 31, 2026

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with each Fund. Each Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

F/m Opportunistic Income ETF	VALUE AS OF AUGUST 31, 2025	ADDITIONS	REDUCTIONS	Dividend Income	RETURN OF CAPITAL DISTRIBUTIONS
F/m 3-Year Investment Grade Corporate Bond ETF	$—	$4,876,381	$—	$80,009	$(5,645)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	442,636	480,328	(621,726)	3,137	—
F/m Ultrashort Tax-Free Municipal ETF(a)	—	2,156,467	(2,160,819)	14,031	—
F/m High Yield 100 ETF	4,993,398	4,782,393	(5,166,265)	306,517	—
F/m U.S. Treasury 3 Month Bill Fund(a)	11,504	14,457,024	(14,466,181)	5,229	—
F/m U.S. Treasury 6 Month Bill ETF(a)	—	908,730	(906,559)	3,929	—
F/m U.S. Treasury 2 Year Note ETF(a)	—	2,392,947	(2,392,354)	6,264	—
F/m U.S. Treasury 5 Year Note ETF(a)	508,920	2,519,532	(3,003,552)	35,011	—
F/m US Treasury 3 Year Note ETF(a)	—	3,589,993	(3,576,624)	7,265	—
	$5,956,458	$36,163,795	$(32,294,080)	$461,392	$5,645

F/m Opportunistic Income ETF	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	SHARES AS OF AUGUST 31, 2026	VALUE AS OF AUGUST 31, 2026
F/m 3-Year Investment Grade Corporate Bond ETF	$(49,316)	$—	95,863	$4,821,420
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	(392)	(1,126)	5,998	299,720
F/m Ultrashort Tax-Free Municipal ETF(a)	—	4,352	—	—
F/m High Yield 100 ETF	(148,483)	84,611	88,308	4,545,654
F/m U.S. Treasury 3 Month Bill Fund(a)	(25)	(2,322)	—	—
F/m U.S. Treasury 6 Month Bill ETF(a)	—	(2,171)	—	—
F/m U.S. Treasury 2 Year Note ETF(a)	—	(593)	—	—
F/m U.S. Treasury 5 Year Note ETF(a)	(7,213)	(17,687)	—	—
F/m US Treasury 3 Year Note ETF(a)	—	(13,369)	—	—
	$(205,429)	$51,695	190,169	$9,666,794

(a)	Security was affiliated during the period but is no longer held as of August 31, 2026.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (Continued)

August 31, 2026

8. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

9. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 20, 2026, the Funds’ Adviser, F/m, entered into an equity purchase agreement with T. Rowe Price Group, Inc. (“T. Rowe Price”), pursuant to which T. Rowe Price will acquire all of the issued and outstanding equity interests of F/m (the “Transaction”). The Transaction is expected to close in 2027, subject to customary closing conditions.

On October 30, 2026, the Board approved a change to the F/m Ultrashort Tax-Free Municipal ETF’s investment strategy. Effective December 29, 2026, the Fund will change from a passively managed fund that seeks to track the performance of the Bloomberg Municipal Bond Currently Callable Index to an actively managed fund. In connection with the change, the Fund’s investment objective, principal investment strategies, and related risks will be revised, as described in a supplement to the Fund’s prospectus and statement of additional information dated October 30, 2026.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

Notes to Financial Statements (Concluded)

August 31, 2026

Subsequent to August 31, 2026, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	9/16/2026	9/16/2026	9/17/2026	$0.2455
F/m High Yield 100 ETF	9/16/2026	9/16/2026	9/17/2026	$0.25337077
F/m 2-Year Investment Grade Corporate Bond ETF	9/28/2026	9/28/2026	9/29/2026	$0.18171817
F/m 3-Year Investment Grade Corporate Bond ETF	9/28/2026	9/28/2026	9/29/2026	$0.18452381
F/m 10-Year Investment Grade Corporate Bond ETF	9/28/2026	9/28/2026	9/29/2026	$0.22006260
F/m Opportunistic Income ETF	9/28/2026	9/28/2026	9/29/2026	$0.19892556
F/m Ultrashort Tax-Free Municipal ETF	9/28/2026	9/28/2026	9/29/2026	$0.16531666
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	10/16/2026	10/16/2026	10/19/2026	$0.2305
F/m High Yield 100 ETF	10/16/2026	10/16/2026	10/19/2026	$0.27485923
F/m 2-Year Investment Grade Corporate Bond ETF	10/27/2026	10/27/2026	10/28/2026	$0.19011156
F/m 3-Year Investment Grade Corporate Bond ETF	10/27/2026	10/27/2026	10/28/2026	$0.2012378
F/m 10-Year Investment Grade Corporate Bond ETF	10/27/2026	10/27/2026	10/28/2026	$0.2252422
F/m Opportunistic Income ETF	10/27/2026	10/27/2026	10/28/2026	$0.22250919
F/m Ultrashort Tax-Free Municipal ETF	10/27/2026	10/27/2026	10/28/2026	$0.16708334

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The RBB Fund, Inc. comprising the funds listed below (the “Funds”) as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
F/m 2-Year Investment Grade Corporate Bond ETF F/m 3-Year Investment Grade Corporate Bond ETF F/m 10-Year Investment Grade Corporate Bond ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025 and for the period from January 10, 2024 (inception date) through August 31, 2024
F/m Opportunistic Income ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025 and for the period from September 5, 2023 (inception date) through August 31, 2024
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from February 24, 2025 (inception date) through August 31, 2025
F/m High Yield 100 ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from April 14, 2025 (inception date) through August 31, 2025
F/m Ultrashort Tax-Free Municipal ETF	For the period from September 29, 2025 (inception date) through August 31, 2026
F/m Accumulator Ultrashort U.S. Treasury Fund	For the period from June 10, 2026 (inception date) through August 31, 2026

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable period ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the fiscal year ended August 31, 2026, the Funds paid ordinary income dividends and return of capital dividends, and did not pay long-term capital gains dividends to their respective shareholders.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For the fiscal year ended August 31, 2026, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was .01% for the F/m Opportunistic Income ETF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was 0.19% for the F/m Opportunistic Income ETF.

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any. In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

OTHER INFORMATION

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange at price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.fminvest.com/etfs.

Approval of Investment Advisory AGREEMENTS

Corporate Bond ETFs

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m Investments LLC (“F/m”) and the Company on behalf of the F/m 2-Year Investment Grade Corporate Bond ETF, F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Funds; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

OTHER INFORMATION (Continued)

(UNAUDITED)

prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Funds and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Funds. Information on the Funds’ investment performance was provided for the three-month, one-year, and since inception periods ended December 31, 2025. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each Fund as compared to its respective benchmarks and Peer Groups was acceptable.

The Directors considered that because each of the Funds was designed to track the performance of its respective index, the relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month, one-year, and since-inception periods ended December 31, 2025, as applicable, each Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the F/m 2-Year Investment Grade Corporate Bond ETF underperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Directors noted that the F/m 3-Year Investment Grade Corporate Bond ETF underperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2025, and outperformed the median of its Peer Group for the since-inception period ended December 31, 2025.

The Directors noted that the F/m 10-Year Investment Grade Corporate Bond ETF outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and the Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the F/m 2-Year Investment Grade Corporate Bond ETF ranked above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 3-Year Investment Grade Corporate Bond ETF ranked above the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m 10-Year Investment Grade Corporate Bond ETF was above the median and was in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 3rd quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

OTHER INFORMATION (Continued)

(UNAUDITED)

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2027.

F/m Opportunistic Income ETF

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m Investments LLC (“F/m”) and the Company on behalf of the F/m Opportunistic Income ETF (for this section only, the “Fund”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and F/m with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Fund; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Fund and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the three-month, one-year, and since inception periods ended December 31, 2025. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies.

The Directors noted that the Fund outperformed its primary benchmark, the Bloomberg US Aggregate Bond Total Return Index, for the three-month and since-inception periods ended December 31, 2025, and underperformed the benchmark for the one-year period ended December 31, 2025. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the one-year period ended December 31, 2025. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Peer Group was acceptable.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

OTHER INFORMATION (Continued)

(UNAUDITED)

The Board also considered the advisory fee rates payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios were compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the Fund ranked above the median and in the 3rd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 2nd quintile of its Peer Group.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of its own fees and resources.

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2027.

F/m Fixed Income ETFs

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m Investments LLC (“F/m”) and the Company on behalf of the F/m Ultrashort Tax Free Municipal ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Funds; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark. The Board further noted that performance information was only available for the F/m Ultrashort Tax Free Municipal ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF, as such Funds had commenced operations

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

OTHER INFORMATION (Continued)

(UNAUDITED)

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Funds and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the F/m Ultrashort Tax Free Municipal ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF. Information on the Funds’ investment performance was provided for the three-month and since inception periods ended December 31, 2025. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the F/m Ultrashort Tax Free Municipal ETF, F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF, and F/m High Yield 100 ETF, as compared to their respective benchmarks and Peer Groups, was acceptable.

The Directors noted that the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF underperformed its benchmark, the Bloomberg US TIPS 1-13 Month Unhedged Index, for the three-month and since-inception periods ended December 31, 2025. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month period ended December 31, 2025, and underperformed the median of its Peer Group for the since-inception period ended December 31, 2025.

The Directors noted that the F/m Ultrashort Tax Free Municipal ETF underperformed its benchmark, the Bloomberg Bond Current Callable Index, for the three-month and one-year periods ended December 31, 2025. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month and one-year periods ended December 31, 2025.

The Directors noted that the F/m High Yield 100 ETF underperformed its benchmark, the Bloomberg US High Yield Top 100 Index, for the three-month and since-inception periods ended December 31, 2025. The Directors noted that the Fund underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and the Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the F/m Ultrashort Tax Free Municipal ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m High Yield 100 ETF was above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

F/M CORPORATE BOND ETFS
F/M OPPORTUNISTIC INCOME ETF
F/M ULTRASHORT TREASURY INFLATION-PROTECTED SECURITY (TIPS) ETF
F/M HIGH YIELD 100 ETF
F/m Ultrashort Tax-Free Municipal ETF
F/m Accumulator Ultrashort U.S. Treasury Fund

OTHER INFORMATION (Concluded)

(UNAUDITED)

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2027.

F/M ACCUMULATOR ULTRASHORT U.S. TREASURY FUND

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between F/m Investments LLC (“F/m”) and the Company, on behalf of the new F/m Accumulator Ultrashort U.S. Treasury Fund (the “Fund”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by F/m, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and F/m with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. The Directors considered whether approval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s AUM and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, as applicable; (vi) F/m’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial information and insurance coverage; (ix) F/m’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Directors noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent, and quality of the services to be provided by F/m. The Directors concluded that F/m had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that F/m would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of the unitary fee.

After reviewing the information regarding F/m’s estimated costs, profitability and economies of scale, and after considering the services to be provided by F/m, the Directors concluded that the investment advisory fees to be paid by the Fund to F/m were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2027.

Investment Adviser

F/m Investments LLC
900 19th Street NW, Suite 203
Washington, DC 20006

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Annual Financial Statements

August 31, 2026

Oakhurst Fixed Income Fund (OHFIX)

A series of The RBB Fund, Inc.

F/m Investments LLC

Oakhurst Fixed Income Fund

Schedule of Investments

AUGUST 31, 2026

	Par	Value
CORPORATE BONDS — 30.5%
Communications — 2.5%
AT&T, Inc., 7.13%, 12/15/2031	$750,000	$806,346
Expedia Group, Inc., 5.50%, 04/15/2036	790,000	767,579
Meta Platforms, Inc., 5.63%, 11/15/2055	196,000	163,696
Space Exploration Technologies Corp., 5.88%, 07/15/2036 (a)	815,000	766,286
		2,503,907
Consumer Discretionary — 2.8%
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	827,224	765,729
AutoZone, Inc., 4.75%, 08/01/2032	669,000	651,987
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (b)	699,000	714,507
Marriott International, Inc., 5.10%, 04/15/2032	635,000	632,354
		2,764,577
Consumer Staples — 0.4%
BAT Capital Corp., 7.08%, 08/02/2053	373,000	403,654

Energy — 3.3%
Diamondback Energy, Inc., 5.40%, 04/18/2034	764,000	762,634
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032 (c)	490,000	558,429
Enbridge, Inc., 5.70%, 03/08/2033	616,000	627,111
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	627,000	628,261
Valero Energy Corp., 5.15%, 03/10/2036	760,000	735,030
		3,311,465
Financials — 9.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	848,000	765,405
American Homes 4 Rent LP, 5.50%, 02/01/2034	802,000	795,837
Antares Holdings LP, 6.63%, 06/10/2031 (a)	845,000	848,191
Athene Holding Ltd., 5.88%, 01/15/2034 (b)	750,000	744,919
Aviation Capital Group LLC, 6.38%, 07/15/2030 (a)	646,000	669,409

	Par	Value
Financials — 9.1% (continued)
Capital One Financial Corp., 4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031	$834,000	$812,171
CBRE Services, Inc., 4.90%, 01/15/2033	813,000	790,129
Crown Castle, Inc., 5.10%, 05/01/2033	829,000	805,887
Fairfax Financial Holdings Ltd., 7.75%, 07/15/2037	657,000	730,269
Goldman Sachs Group, Inc., 6.13%, 02/15/2033	700,000	736,142
Jackson Financial, Inc., 3.13%, 11/23/2031	643,000	569,820
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (a)	10,000	9,656
Series 2021-3, 2.59%, 10/15/2031 (a)	950,000	837,273
		9,115,108
Health Care — 2.0%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	473,000	482,827
Cigna Group, 4.50%, 09/15/2030	825,000	810,478
Quest Diagnostics, Inc., 6.40%, 11/30/2033	703,000	747,590
		2,040,895
Industrials — 1.0%
MasTec, Inc., 5.85%, 09/30/2036	840,000	829,241
Union Pacific Railroad Co., 6.18%, 01/02/2031	189,364	193,823
		1,023,064
Technology — 5.6%
Applied Materials, Inc., 5.85%, 06/15/2041	787,000	794,378
Broadcom, Inc., 4.90%, 07/15/2032	676,000	655,943
Dell International LLC / EMC Corp., 4.75%, 10/06/2032	828,000	803,711
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	700,000	671,166
Kyndryl Holdings, Inc., 6.35%, 02/20/2034 (b)	635,000	601,670
Leidos Holdings, Inc., 5.95%, 12/01/2040	571,000	556,241
Oracle Corp., 4.45%, 09/26/2030	595,000	563,272
Salesforce, Inc., 5.20%, 03/15/2033	900,000	888,884
		5,535,265

The accompanying notes are an integral part of the financial statements.
1

Oakhurst Fixed Income Fund

Schedule of Investments (CONTINUED)

AUGUST 31, 2026

	Par	Value
Utilities — 3.8%
Ameren Corp., 5.38%, 03/15/2035	$658,000	$650,162
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	643,000	676,227
Constellation Energy Generation LLC, 4.40%, 01/15/2031	441,000	428,829
DTE Electric Co., 5.25%, 05/15/2035	757,000	749,009
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	482,000	545,935
Potomac Electric Power Co., 7.90%, 12/15/2038	585,000	700,835
		3,750,997
TOTAL CORPORATE BONDS (Cost $31,088,283)		30,448,932

U.S. TREASURY SECURITIES — 24.6%
United States Treasury Note/Bond
4.38%, 07/31/2033	1,016,000	1,001,236
4.50%, 11/15/2033	1,049,000	1,040,088
4.00%, 02/15/2034	2,933,000	2,812,758
4.38%, 05/15/2034	2,936,000	2,881,868
4.25%, 11/15/2034	2,445,000	2,371,937
4.63%, 02/15/2035	3,606,000	3,587,266
4.13%, 02/15/2036	3,131,000	2,985,213
4.38%, 05/15/2036	750,000	728,262
3.50%, 02/15/2039	1,155,000	1,010,625
3.00%, 05/15/2042	2,862,000	2,202,957
2.50%, 02/15/2045	2,708,000	1,825,361
5.00%, 05/15/2056	2,175,000	2,093,607
TOTAL U.S. TREASURY SECURITIES (Cost $25,677,409)		24,541,178

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.2%
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 5.02%, 11/25/2033 (d)	172,732	157,349
Chase Mortgage Finance Corp., Series 2025-2, Class A4A, 5.50%, 12/25/2055 (a)(d)	913,306	908,845
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040 (a)(d)	905,000	890,207
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (a)(d)	265,464	240,224

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.2% (continued)
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.31%, 09/12/2040 (a)	$880,000	$888,290
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	178,934	180,741
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	19,279	19,497
Series 3622, Class WA, 5.50%, 09/15/2039	71,237	71,740
Series 3793, Class UA, 4.00%, 06/15/2033	16,088	15,833
Series 3940, Class PD, 2.50%, 02/15/2041	26,616	26,295
Series 4077, Class AP, 4.00%, 01/15/2042	16,186	15,974
Series 4753, Class JA, 3.00%, 12/15/2047	738,600	662,294
Series 4760, Class A, 3.00%, 02/15/2048	415,388	392,375
Series 4960, Class PD, 2.00%, 10/25/2049	515,480	429,900
Series 5145, Class AB, 1.50%, 09/25/2049	980,056	766,902
Series 5206, Class DV, 3.50%, 06/25/2033	781,880	740,941
Series 5227, Class JQ, 4.00%, 04/25/2047	685,189	657,190
Series 5252, Class BA, 4.00%, 02/25/2050	687,023	673,318
Series 5413, Class MD, 6.00%, 04/25/2050	662,134	662,836
Series 5511, Class A, 5.00%, 06/25/2051	499,389	498,044
Series 5569, Class BA, 5.00%, 07/25/2052	653,890	652,820
Series 5646, Class EA, 5.00%, 06/25/2055	1,116,140	1,091,642
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	16,546	16,523
Series 2009-96, Class DB, 4.00%, 11/25/2029	19,402	19,183
Series 2013-13, Class MA, 4.00%, 01/25/2043	169,160	162,126
Series 2016-24, Class HA, 3.00%, 04/25/2044	22,445	22,161
Series 2016-49, Class LA, 3.50%, 01/25/2043	25,085	24,959

The accompanying notes are an integral part of the financial statements.
2

Oakhurst Fixed Income Fund

Schedule of Investments (CONTINUED)

AUGUST 31, 2026

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.2% (continued)
Series 2016-89, Class CG, 3.00%, 04/25/2046	$75,288	$69,177
Series 2017-105, Class N, 3.00%, 01/25/2048	849,970	741,017
Series 2017-22, Class EC, 3.00%, 06/25/2044	29,443	29,145
Series 2018-45, Class AB, 3.00%, 06/25/2048	157,814	139,232
Series 2019-33, Class N, 3.00%, 03/25/2048	171,268	160,103
Series 2022-22, Class EV, 4.00%, 07/25/2033	563,586	542,895
Government National Mortgage Association
Series 2020-133, Class HA, 3.50%, 09/20/2050	184,896	163,805
Series 2020-134, Class NP, 2.50%, 09/20/2050	722,205	591,345
Series 2020-84, Class WA, 3.50%, 06/20/2050	121,460	107,721
Series 2026-30, Class QE, 6.00%, 12/20/2055	1,082,950	1,092,173
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (a)(d)	502,641	402,217
Harborview Mortgage Loan Trust, Series 2004-4, Class 2A, 4.32% (1 mo. Term SOFR + 0.67%), 06/19/2034	49,318	44,943
JP Morgan Mortgage Trust
Series 2013-3, Class A3, 3.37%, 07/25/2043 (a)(d)	34,408	31,993
Series 2017-2, Class A3, 3.50%, 05/25/2047 (a)(d)	83,298	74,201
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, 4.00%, 05/25/2057 (a)(d)	631,892	602,910
Provident Funding Mortgage Trust, Series 2025-1, Class A3, 5.50%, 02/25/2055 (a)(d)	876,023	871,895
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (a)(d)	1,045,658	916,789
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (a)(d)	109,465	104,882
Sequoia Mortgage Trust, Series 2025-S2, Class A1, 4.00%, 11/25/2055 (a)(d)	943,420	849,115

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.2% (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (a)(d)	$812,363	$724,524
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,246,795)		19,148,291

MORTGAGE-BACKED SECURITIES — 16.6%
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	135,847	129,743
Pool RQ0073, 4.00%, 12/01/2055	1,203,697	1,100,082
Pool SD3148, 5.00%, 06/01/2053	891,944	865,583
Pool SD3386, 5.50%, 07/01/2053	1,114,027	1,111,172
Pool SD8246, 5.00%, 09/01/2052	1,230,677	1,200,606
Pool SD8255, 3.50%, 10/01/2052	295	262
Pool SD8265, 4.00%, 11/01/2052	555,067	508,939
Pool SD8489, 4.50%, 12/01/2054	1,991,537	1,871,706
Federal National Mortgage Association
Pool CA2472, 4.00%, 10/01/2048	870,535	804,340
Pool CB4024, 4.50%, 07/01/2052	1,002,370	958,039
Pool FA0095, 6.00%, 12/01/2054	982,076	1,001,659
Pool FM5329, 2.00%, 01/01/2031	230,302	219,806
Pool FS0862, 2.50%, 12/01/2036	536,190	500,060
Pool FS3430, 4.00%, 11/01/2052	791,546	736,762
Pool FS4239, 5.00%, 03/01/2053	987,555	960,811
Pool FS4522, 5.00%, 05/01/2053	1,244,112	1,208,563
Pool FS5649, 5.50%, 08/01/2053	337,478	335,334
Pool FS5779, 5.50%, 09/01/2053	842,141	838,337
Pool FS8469, 5.50%, 07/01/2054	303,594	303,363
Pool MA0584, 4.50%, 10/01/2040	7,954	7,522

The accompanying notes are an integral part of the financial statements.
3

Oakhurst Fixed Income Fund

Schedule of Investments (concluded)

AUGUST 31, 2026

	Par	Value
MORTGAGE-BACKED SECURITIES — 16.6% (continued)
Pool MA1201, 3.50%, 10/01/2032	$48,444	$46,877
Pool MA2705, 3.00%, 08/01/2046	471,260	413,242
Pool MA3210, 3.50%, 12/01/2047	281,873	253,897
Pool MA3356, 3.50%, 05/01/2048	1,332,792	1,201,575
TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,898,654)		16,578,280

ASSET-BACKED SECURITIES — 6.3%
Carvana Auto Receivables Trust, Series 2026-P2, Class A4, 4.91%, 08/10/2032	730,000	730,290
Compass Datacenters LLC, Series 2026-1A, Class A21, 4.90%, 02/25/2056 (a)	800,000	775,568
DB Master Finance Parent LLC, Series 2025-1A, Class A2II, 5.17%, 08/20/2055 (a)	1,017,313	991,087
Domino’s SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (a)	693,393	658,803
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	1,030,000	1,016,407
Taco Bell Corp., Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (a)	1,070,000	1,039,555
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3, 4.58%, 06/15/2029 (a)	1,133,000	1,134,316
TOTAL ASSET-BACKED SECURITIES (Cost $6,422,179)		6,346,026

U.S. GOVERNMENT AGENCY ISSUES — 1.8%
Federal Farm Credit Banks Funding Corp, 2.40%, 03/24/2036	900,000	722,953
Tennessee Valley Authority, 4.65%, 06/15/2035	1,100,000	1,084,359
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,900,943)		1,807,312

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (e)	1,731,218	$1,731,218
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,731,218)		1,731,218

	Shares
MONEY MARKET FUNDS — 0.3%
Invesco Treasury Portfolio - Institutional Class, 3.66% (e)	322,695	322,695
TOTAL MONEY MARKET FUNDS (Cost $322,695)		322,695

TOTAL INVESTMENTS — 101.1% (Cost $104,288,176)		100,923,932
Liabilities in Excess of Other Assets — (1.1)%		(1,119,080)
TOTAL NET ASSETS — 100.0%		$99,804,852

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $16,252,643 or 16.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $1,692,058.

(c)	Step coupon bond. The rate disclosed is as of August 31, 2026.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
4

OAKHURST FIXED INCOME FUND

Statement of Assets and Liabilities

AUGUST 31, 2026

ASSETS:
Investments, at value	$100,923,932
Interest receivable	777,233
Receivable for fund shares sold	23,184
Dividends receivable	2,923
Security lending income receivable	738
Prepaid expenses and other assets	4,972
Total assets	101,732,982

LIABILITIES:
Payable upon return of securities loaned	1,731,218
Payable for fund shares redeemed	47,397
Payable to Adviser	21,412
Payable for expenses and other liabilities	128,103
Total liabilities	1,928,130
NET ASSETS	$99,804,852

NET ASSETS CONSIST OF:
Paid-in capital	$116,014,892
Total accumulated losses	(16,210,040)
Total net assets	$99,804,852

Institutional Class
Net assets	$99,804,852
Capital shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	11,556,350
Net asset value per share	$8.64

COST:
Investments, at cost	$104,288,176

LOANED SECURITIES:
at value (included in investments)	$1,692,058

The accompanying notes are an integral part of the financial statements.
5

OAKHURST FIXED INCOME FUND

Statement of Operations

FOR THE YEAR ENDED AUGUST 31, 2026

INVESTMENT INCOME:
Dividend income	$62,067
Interest income	4,913,526
Securities lending income, net	4,432
Total investment income	4,980,025

EXPENSES:
Investment advisory fee	543,686
Fund administration and accounting fees	117,628
Legal fees	45,255
Federal and state registration fees	37,456
Audit fees	20,687
Transfer agent fees	19,480
Officer fees	11,760
Custodian fees	7,620
Reports to shareholders	2,872
Director fees	2,838
Other expenses and fees	17,719
Total expenses	827,001
Fee waiver from Adviser	(171,936)
Net expenses	655,065
NET INVESTMENT INCOME	4,324,960

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(938,416)
Net realized gain (loss)	(938,416)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,900,281)
Net change in unrealized appreciation (depreciation)	(1,900,281)
Net realized and unrealized gain (loss)	(2,838,697)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,486,263

The accompanying notes are an integral part of the financial statements.
6

OAKHURST FIXED INCOME FUND

Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$4,324,960	$5,250,312
Net realized gain (loss)	(938,416)	(2,756,086)
Net change in unrealized appreciation (depreciation)	(1,900,281)	2,083,199
Net increase (decrease) in net assets from operations	1,486,263	4,577,425

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,204,661)	(5,356,475)
Total distributions to shareholders	(4,204,661)	(5,356,475)

CAPITAL TRANSACTIONS:
Shares sold	78,215,101	48,702,887
Shares issued from reinvestment of distributions	1,954,141	3,259,520
Shares redeemed	(83,107,374)	(70,519,687)
Net increase (decrease) in net assets from capital transactions	(2,938,132)	(18,557,280)
NET INCREASE (DECREASE) IN NET ASSETS	(5,656,530)	(19,336,330)

NET ASSETS:
Beginning of the year	105,461,382	124,797,712
End of the year	$99,804,852	$105,461,382

SHARES TRANSACTIONS
Shares sold	8,786,930	5,535,101
Shares issued from reinvestment of distributions	220,739	370,990
Shares redeemed	(9,347,695)	(8,031,685)
Total increase (decrease) in shares outstanding	(340,026)	(2,125,594)

The accompanying notes are an integral part of the financial statements.
7

OAKHURST FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL SHARES
	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025	FOR THE YEAR ENDED AUGUST 31, 2024(a)	FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022
PER SHARE DATA:
Net asset value, beginning of year	$8.87	$8.90	$8.56	$8.90	$10.28
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.35	0.34	0.27	0.19
Net realized and unrealized gain (loss) on investments	(0.23)	(0.02)	0.35	(0.33)	(1.26)
Total from investment operations	0.12	0.33	0.69	(0.06)	(1.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.36)	(0.35)	(0.28)	(0.22)
Net realized gains	—	—	—	—	(0.09)
Total distributions	(0.35)	(0.36)	(0.35)	(0.28)	(0.31)
Net asset value, end of year	$8.64	$8.87	$8.90	$8.56	$8.90
TOTAL RETURN(c)	1.29%	3.86%	8.21%	(0.62)%	(10.59)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$99,805	$105,461	$124,798	$115,408	$119,410
Ratio of expenses to average net assets:
Before expense waiver (d)	0.76%	0.74%	0.78%	0.78%	0.84%
After expense waiver(d)	0.60%	0.60%	0.58%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets (e)	3.98%	3.99%	3.97%	3.16%	1.97%
Portfolio turnover rate	80%	63%	41%	36%	48%

(a)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(b)	Per share data calculated using average shares outstanding method.
(c)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(d)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.
8

OAKHURST FIXED INCOME FUND

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Oakhurst Fixed Income Fund (the “Fund”). The Oakhurst Fixed Income Fund commenced operations on October 31, 2012. The Fund was treated as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its respective shareholders in complete liquidation and termination of the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Fund and the Predecessor Fund, as applicable. The Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of the Fund are not currently offered. When both share classes of the Fund are offered, each share class of the Fund will represent an ownership interest in the Fund’s investment portfolio.

The investment objective of the Fund is total return.

The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

9

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2026

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Corporate Bonds	$—	$30,448,932	$—	$30,448,932
U.S. Treasury Securities	—	24,541,178	—	24,541,178
Collateralized Mortgage Obligations	—	19,148,291	—	19,148,291
Mortgage-Backed Securities	—	16,578,280	—	16,578,280
Asset-Backed Securities	—	6,346,026	—	6,346,026
U.S. Government Agency Issues	—	1,807,312	—	1,807,312
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,731,218
Money Market Funds	322,695	—	—	322,695
Total Investments	$322,695	$98,870,019	$—	$100,923,932

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

10

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2026

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER INVESTMENT COMPANIES — The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of the Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The U.S. Securities and Exchange Commission has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

CONCENTRATION RISK - MORTGAGE-BACKED SECURITIES — The Fund has adopted a fundamental policy to concentrate its investments in the mortgage-backed securities industry. This means the Fund generally aims to invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Fund’s investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in mortgage-backed securities are subject to default risk, prepayment risk, extension risk and market risk when interest rates rise. As a result of the Fund’s policy to

11

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2026

concentrate in mortgage-backed securities, the Fund will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of the current fiscal period, the Fund had 35.8% of the value of its net assets invested in the mortgage-backed securities industry.

RULE 144A SECURITIES RISK — Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding the Fund’s investments in 144A securities.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from the series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Fund, under the terms of an investment advisory agreement (the “Advisory Agreement”) between the Company, on behalf of the Fund, and the Adviser. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. The Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Fund.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed until December 31, 2026 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary items) to 0.60% of the average daily net assets allocable to the Institutional Class shares of the Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding brokerage commissions, taxes, interest, acquired fund fees and expenses and extraordinary items) to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

12

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2026

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

	EXPIRATION AT AUGUST 31
FUND	2027	2028	2029	TOTAL
Oakhurst Fixed Income Fund	$181,008	$186,303	$171,936	$539,247

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. INVESTMENT TRANSACTIONS

During the current fiscal period, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

FUND	PURCHASES	SALES
Oakhurst Fixed Income Fund	$47,942,763	$45,960,216

During the current fiscal period, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

FUND	PURCHASES	SALES
Oakhurst Fixed Income Fund	$36,732,747	$41,677,273

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

13

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2026

The following information is computed on a tax basis for each item as of the end of the Fund’s fiscal year on August 31, 2026:

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ON INVESTMENTS	UNDISTRIBUTED ORDINARY INCOME	ACCUMULATED CAPITAL AND OTHER LOSSES	DIVIDEND PAYABLE	TOTAL DISTRIBUTABLE EARNINGS/ (LOSS)
Oakhurst Fixed Income Fund	$104,929,677	$194,260	$(4,200,005)	$(4,005,745)	$157,986	$(12,362,281)	$—	$(16,210,040)

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and U.S. GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and partnerships.

As of August 31, 2026, there were no permanent differences between distributable earnings/(loss) and paid-in capital.

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and 2025 were as follows:

FUND	YEAR ENDED	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TOTAL DISTRIBUTIONS*
Oakhurst Fixed Income Fund	August 31, 2026	$4,376,865	$—	$4,376,865
	August 31, 2025	5,341,298	—	5,341,298

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts.

As of August 31, 2026, the Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

FUND	SHORT-TERM LOSS CARRYFORWARDS	LONG-TERM LOSS CARRYFORWARDS	TOTAL
Oakhurst Fixed Income Fund	$(1,039,501)	$(11,322,780)	$(12,362,281)

These CLCFs may be carried forward indefinitely and are available to offset net realized capital gains in future years, thereby reducing future taxable capital gain distributions.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended August 31, 2026, the Fund did not incur any interest or penalties.

6. SECURITIES LENDING

The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Company, on behalf of the Fund, and the Custodian, the Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in

14

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (continued)

August 31, 2026

the amount of 20% of the Fund’s net income generated from the securities lending transactions. The net amount of income earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable net asset value of $1.00. The Fund bears the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending exposes the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the current fiscal period and the net income generated from the securities lending transactions during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Oakhurst Fixed Income Fund	$1,692,058	$1,731,218	$4,432

Securities lending transactions are entered into by the Fund’s securities lending agent on behalf of the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund’s securities lending agent on behalf of the Fund under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Oakhurst Fixed Income Fund	$1,692,058	$—	$1,692,058	$(1,692,058)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

15

OAKHURST FIXED INCOME FUND

Notes to Financial Statements (CONCLUDED)

August 31, 2026

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the end of the current fiscal period, the Fund paid the following distributions:

FUND	RECORD DATE	Ex-Date	PAY DATE	DISTRIBUTION RATE PER SHARE
Oakhurst Fixed Income Fund	9/28/2026	9/29/2026	9/30/2026	$0.0300
	10/28/2026	10/29/2026	10/30/2026	$0.0300

On August 20, 2026, the Fund’s Adviser, F/m, entered into an equity purchase agreement with T. Rowe Price Group, Inc. (“T. Rowe Price”), pursuant to which T. Rowe Price will acquire all of the issued and outstanding equity interests of F/m (the “Transaction”). The Transaction is expected to close in 2027, subject to customary closing conditions.

16

OAKHURST FIXED INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Oakhurst Fixed Income Fund (the “Fund”), a series of The RBB Fund, Inc., as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

17

OAKHURST FIXED INCOME FUND

OTHER INFORMATION

August 31, 2026 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m Investments, LLC (“F/m”) and the Company on behalf of the Oakhurst Fixed Income Fund (the “Fund”) at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial information and insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent, and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Fund, and that F/m’s services had been acceptable.

The Directors also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2025. The Directors considered the Fund’s investment performance in light of its investment objectives and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Peer Group was acceptable.

In reaching this conclusion, the Directors noted that the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Total Return Index, for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025. The Board noted that the Fund’s total return outperformed the median of its Peer Group for the three-month, one-year, five-year, and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the three-year, and ten-year periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that F/m had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026, to limit total annual operating expenses to agreed-upon levels for the Fund.

The Directors noted that the Fund’s net advisory fee was above the median and ranked in the 5th quintile of its Peer Group and the Fund’s total net expenses were above the median and ranked in the 5th quintile of its Peer Group.

18

OAKHURST FIXED INCOME FUND

OTHER INFORMATION (CONCLUDED)

August 31, 2026 (UNAUDITED)

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the advisory fees to be paid by the Fund to F/m were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website www.fminvest.com.

19

Investment Adviser

F/m Investments LLC
900 19th Street NW, Suite 203
Washington, DC 20006

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Annual Financial Statements

August 31, 2026

F/m Emerald Life Sciences Innovation ETF | (Nasdaq: LFSC)

F/m Emerald Special Situations ETF | (Nasdaq: SPIT)

Each a series of The RBB Fund, Inc.

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Schedule of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Health Care — 99.6% (a)
Biotechnology — 57.9% (a)
Alamar Biosciences, Inc. (b)	9,757	$297,979
Axsome Therapeutics, Inc. (b)	19,398	3,850,891
BillionToOne, Inc. (b)	53,729	4,871,608
Cogent Biosciences, Inc. (b)	233,781	8,182,335
Corvus Pharmaceuticals, Inc. (b)	170,887	2,399,254
Cytokinetics, Inc. (b)	62,243	4,413,651
Dianthus Therapeutics, Inc. (b)	32,291	3,410,253
Guardant Health, Inc. (b)	30,287	4,816,239
Insmed, Inc. (b)	6,248	761,131
Korro Bio, Inc. (b)	64,974	811,525
Mirum Pharmaceuticals, Inc. (b)	55,641	5,455,600
Nektar Therapeutics (b)	52,589	3,753,803
Palvella Therapeutics, Inc. (b)	17,830	2,720,680
Praxis Precision Medicines, Inc. (b)	3,548	1,242,864
Replimune Group, Inc. (b)	45,400	694,620
Savara, Inc. (b)	673,019	3,627,572
Spyre Therapeutics, Inc. (b)	94,677	8,457,496
Trevi Therapeutics, Inc. (b)	196,667	3,264,672
Twist Bioscience Corp. (b)	18,448	2,564,272
VeraDermics, Inc. (b)	36,765	3,618,044
Viridian Therapeutics, Inc. (b)	137,759	3,190,499
Wave Life Sciences, Ltd. (b)	157,141	769,991
		73,174,979
Health Care Services — 3.4%
Aveanna Healthcare Holdings, Inc. (b)	109,347	1,467,437
Hinge Health, Inc. - Class A (b)	18,179	1,682,648
RadNet, Inc. (b)	15,398	1,167,476
		4,317,561
Health Care: Misc. — 1.2%
Waystar Holding Corp. (b)	57,012	1,492,574

Medical Equipment — 13.5%
Alphatec Holdings, Inc. (b)	149,732	1,402,989
Ceribell, Inc. (b)	91,335	2,190,213
Globus Medical, Inc. - Class A (b)	16,802	1,367,179
LivaNova PLC (b)	104,627	8,350,281
TransMedics Group, Inc. (b)	43,305	3,675,295
		16,985,957
Medical Services — 2.1%
Lumexa Imaging Holdings, Inc. (b)	98,183	1,145,796
NeoGenomics, Inc. (b)	85,594	1,532,988
		2,678,784
Health Care — 99.6% (a) (continued)
Medical Supplies — 2.8%
ICU Medical, Inc. (b)	20,198	$3,493,244

Pharmaceuticals — 18.7%
Corcept Therapeutics, Inc. (b)	74,897	8,489,575
Travere Therapeutics, Inc. (b)	165,892	10,995,322
United Therapeutics Corp. (b)	8,102	4,135,099
		23,619,996
Total Health Care		125,763,095
TOTAL COMMON STOCKS (Cost $86,978,266)		125,763,095

EXCHANGE TRADED FUNDS — 0.4%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	11,287	564,011
TOTAL EXCHANGE TRADED FUNDS (Cost $563,658)		564,011

TOTAL INVESTMENTS — 100.0% (Cost $87,541,924)		126,327,106
Liabilities in Excess of Other Assets — (0.0)% (d)		(52,389)
TOTAL NET ASSETS — 100.0%		$126,274,717

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.

(c)	Affiliated security as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
1

F/m Emerald Special Situations ETF

Schedule of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 97.1%
Basic Materials — 1.1%
Chemicals: Diversified — 1.1%
Sensient Technologies Corp.	2,807	$378,776

Consumer Discretionary — 11.1%
Consumer Electronics — 2.8%
Arlo Technologies, Inc. (a)	70,893	932,243

Diversified Retailers — 3.8%
Amazon.com, Inc. (a)	4,918	1,277,549

Electronic Entertainment — 2.5%
Take-Two Interactive Software, Inc. (a)	3,911	859,247

Restaurants and Bars — 2.0%
Starbucks Corp.	6,465	686,906
Total Consumer Discretionary		3,755,945

Consumer Staples — 2.4%
Food Products — 2.4%
Freshpet, Inc. (a)	11,617	811,564

Energy — 8.8%
Integrated Oil and Gas — 0.4%
Sable Offshore Corp. (a)	30,838	148,948

Oil Equipment and Services — 6.6%
Solaris Energy Infrastructure, Inc. - Class A	15,687	796,429
TETRA Technologies, Inc. (a)	209,396	1,444,832
		2,241,261
Renewable Energy Equipment — 1.8%
American Superconductor Corp. (a)	20,769	596,278
Total Energy		2,986,487

Financials — 4.5%
Full Line Insurance — 2.6%
Skyward Specialty Insurance Group, Inc. (a)	15,564	893,529

Property and Casualty Insurance — 1.9%
Palomar Holdings, Inc.	4,739	628,249
Total Financials		1,521,778

Health Care — 26.7% (b)
Biotechnology — 12.6%
BillionToOne, Inc. - Class A (a)	4,932	$447,185
Biogen, Inc. (a)	3,695	800,522
Guardant Health, Inc. (a)	7,618	1,211,414
Insmed, Inc. (a)	5,570	678,538
Nektar Therapeutics (a)	9,974	711,944
Wave Life Sciences, Ltd. (a)	88,887	435,546
		4,285,149
Medical Equipment — 5.5%
LivaNova PLC (a)	13,452	1,073,604
TransMedics Group, Inc. (a)	9,383	796,335
		1,869,939
Pharmaceuticals — 8.6%
Corcept Therapeutics, Inc. (a)	16,132	1,828,562
Travere Therapeutics, Inc. (a)	16,317	1,081,491
		2,910,053
Total Health Care		9,065,141

Industrials — 18.1%
Building: Climate Control — 1.9%
Modine Manufacturing Co. (a)	3,639	649,307

Commercial Vehicle-Equipment Leasing — 1.1%
FTAI Aviation Ltd.	1,874	356,247

Construction — 2.5%
Cardinal Infrastructure Group, Inc. - Class A (a)	23,113	854,719

Defense — 7.7%
AeroVironment, Inc. (a)	5,254	779,431
BWX Technologies, Inc.	2,894	440,727
Kratos Defense & Security Solutions, Inc. (a)	13,860	706,583
Mercury Systems, Inc. (a)	7,986	697,417
		2,624,158
Engineering and Contracting Services — 1.8%
MasTec, Inc. (a)	2,579	618,393

Machinery: Specialty — 1.2%
Bloom Energy Corp. - Class A (a)	1,919	395,890

Professional Business Support Services — 1.9%
Fair Isaac Corp. (a)	554	635,554
Total Industrials		6,134,268

The accompanying notes are an integral part of the financial statements.

2

F/m Emerald Special Situations ETF

Schedule of Investments (Concluded)

August 31, 2026

	Shares	Value
Technology — 18.6%
Computer Hardware — 2.3%
Everpure, Inc. - Class A (a)	8,391	$779,943

Production Technology Equipment — 1.2%
Axcelis Technologies, Inc. (a)	3,542	408,499

Semiconductors — 8.3%
Credo Technology Group Holding Ltd. (a)	4,510	1,020,117
indie Semiconductor, Inc. - Class A (a)	122,108	453,631
nLight, Inc. (a)	11,663	492,995
NVIDIA Corp.	3,817	842,717
		2,809,460
Software — 6.8%
Commvault Systems, Inc. (a)	6,765	930,323
MongoDB, Inc. - Class A (a)	1,735	786,597
Unity Software, Inc. (a)	14,490	610,029
		2,326,949
Total Technology		6,324,851

Telecommunications — 2.7%
Telecommunications Equipment — 2.7%
InterDigital, Inc.	2,693	902,236

Utilities — 3.1%
Gas Distribution — 3.1%
Excelerate Energy, Inc. - Class A	27,018	1,070,453
TOTAL COMMON STOCKS (Cost $28,857,968)		32,951,499

EXCHANGE TRADED FUNDS — 2.9%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (c)	19,440	$971,417
TOTAL EXCHANGE TRADED FUNDS (Cost $968,791)		971,417

TOTAL INVESTMENTS — 100.0%
(Cost $29,826,759)		33,922,916

Other Assets in Excess of Liabilities — 0.0% (d)		1,528
TOTAL NET ASSETS — 100.0%		$33,924,444

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Affiliated security as defined by the 1940 Act.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
3

F/M EMERALD ETFs

Statements of Assets and Liabilities

AUGUST 31, 2026

	F/m Emerald Life Sciences Innovation ETF	F/m Emerald Special Situations ETF
ASSETS:
Investments in unaffiliated securities, at value	$125,763,095	$32,951,499
Investments in affiliated securities, at value	564,011	971,417
Dividends receivable	—	5,296
Cash and cash equivalents	6,818	4,971
Interest receivable	32	91
Total assets	126,333,956	33,933,274

LIABILITIES:
Payable to Adviser	59,239	8,830
Total liabilities	59,239	8,830
NET ASSETS	$126,274,717	$33,924,444

NET ASSETS CONSIST OF:
Paid-in capital	$91,147,326	$30,807,669
Total distributable earnings	35,127,391	3,116,775
Total net assets	$126,274,717	$33,924,444

Net assets	$126,274,717	$33,924,444
Capital shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, $0.001 and $0.001 par value)	2,757,035	1,065,261
Net asset value per share	$45.80	$31.85

COST:
Investments in unaffiliated securities, at cost	$86,978,266	$28,857,968
Investments in affiliated securities, at cost	$563,658	$968,791

The accompanying notes are an integral part of the financial statements.

4

F/M EMERALD ETFs

Statements of Operations

	F/m Emerald Life Sciences Innovation ETF	F/m Emerald Special Situations ETF	F/m Emerald Special Situations ETF
	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE Period ENDED AUGUST 31, 2026^	FOR THE YEAR ENDED APRIL 30, 2026
INVESTMENT INCOME:
Dividend income from affiliated securities	$61,346	$21,643	$62,376
Dividend income from unaffiliated securities	—	31,295	53,269
Interest income	800	144	6,064
Total investment income	62,146	53,082	121,709

EXPENSES:
Investment advisory fee	761,633	97,361	172,165
Federal and state registration fees	—	—	34,750
Transfer agent fees	—	—	17,837
Fund administration and accounting fees	—	—	14,864
Distribution fees	—	—	6,905
Audit fees	—	—	5,847
Reports to shareholders	—	—	3,973
Custodian fees	—	—	2,280
Legal fees	—	—	2,106
Shareholder service costs	—	—	1,865
Officer fees	—	—	770
Director fees	—	—	684
Other expenses and fees	—	—	11,560
Total expenses	761,633	97,361	275,606
Expense reimbursement by Adviser	(241,023)	—	(69,063)
Net expenses	520,610	97,361	206,543
NET INVESTMENT LOSS	(458,464)	(44,279)	(84,834)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(2,492,506)	(476,052)	3,787,465
Investments in affiliated securities	(16,558)	(7,518)	(20,327)
In-kind redemptions in unaffiliated securities	25,034,487	3,051,661	9,890,219
In-kind redemptions in affiliated securities	(3,763)	—	(665)
Net realized gain (loss)	22,521,660	2,568,091	13,656,692
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	23,481,159	(2,261,203)	(436,314)
Investments in affiliated securities	(683)	(3,133)	5,759
Net change in unrealized appreciation (depreciation)	23,480,476	(2,264,336)	(430,555)
Net realized and unrealized gain (loss)	46,002,136	303,755	13,226,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,543,672	$259,476	$13,141,303

^	The Fund changed its fiscal year end to August 31 during the period. The period is from May 1, 2026 to August 31, 2026.

The accompanying notes are an integral part of the financial statements.
5

F/M EMERALD LIFE SCIENCES INNOVATION ETF

StatementS of Changes in Net Assets

	Year Ended August 31, 2026	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(458,464)	$(218,808)
Net realized gain (loss)	22,521,660	10,641,431
Net change in unrealized appreciation (depreciation)	23,480,476	(3,542,700)
Net increase (decrease) in net assets from operations	45,543,672	6,879,923

CAPITAL TRANSACTIONS:
Shares sold	72,766,463	85,717,522
Shares redeemed	(56,616,405)	(28,016,458)
Net increase (decrease) in net assets from capital transactions	16,150,058	57,701,064

NET INCREASE (DECREASE) IN NET ASSETS	61,693,730	64,580,987

NET ASSETS:
Beginning of the period	64,580,987	—
End of the period	$126,274,717	$64,580,987

SHARES TRANSACTIONS
Shares sold	2,020,000	3,437,035
Shares redeemed	(1,580,000)	(1,120,000)
Total increase (decrease) in shares outstanding	440,000	2,317,035

(a)	Inception date of the Fund was October 30, 2024.

The accompanying notes are an integral part of the financial statements.

6

F/m Emerald Special Situations ETF

Statements of Changes in Net Assets

	Period ended August 31, 2026^	Year Ended April 30, 2026*	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$(44,279)	$(84,834)	$(181,597)
Net realized gain (loss)	2,568,091	13,656,692	2,164,153
Net change in unrealized appreciation (depreciation)	(2,264,336)	(430,555)	(304,296)
Net increase (decrease) in net assets from operations	259,476	13,141,303	1,678,260

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings
Class A	—	(1,076,200)	(111,526)
Class C	—	(3,062)	(217)
ETF Class (formerly Institutional Class)	—	(1,659,368)	(32,071)
Investor Class	—	(97,348)	(6,191)
Total distributions to shareholders	—	(2,835,978)	(150,005)

Capital Transactions:
Class A
Shares sold	—	26,885	219,036
Shares issued in reinvestment of distributions	—	1,060,474	111,383
Shares redeemed	—	(5,437,998)	(2,542,937)
Shares redeemed from exchange to Institutional Class	—	(13,909,253)	—
Net increase (decrease) in net assets from capital transactions	—	(18,259,892)	(2,212,518)
Class C
Shares sold	—	740	2,068
Shares issued in reinvestment of distributions	—	661	64
Shares redeemed	—	(1,737)	(3,364)
Shares redeemed from exchange to Institutional Class	—	(32,457)	—
Net increase (decrease) in net assets from capital transactions	—	(32,793)	(1,232)
ETF Class (formerly Institutional Class)
Shares sold	11,832,933	24,293,686	329,222
Proceeds from Class A, Class C and Investor Class exchange	—	15,193,008	—
Shares issued from reinvestment of distributions	—	392,353	31,484
Shares redeemed	(7,414,423)	(20,030,589)	(1,509,683)
Net increase (decrease) in net assets from capital transactions	4,418,510	19,848,458	(1,148,977)
Investor Class
Shares sold	—	60,267	40,227
Shares issued in reinvestment of distributions	—	91,511	5,816
Shares redeemed	—	(49,855)	(32,782)
Shares redeemed from exchange to Institutional Class	—	(1,251,298)	—
Net increase (decrease) in net assets from capital transactions	—	(1,149,375)	13,261

The accompanying notes are an integral part of the financial statements.
7

F/m Emerald Special Situations ETF

Statements of Changes in Net Assets (concluded)

	Period ended August 31, 2026^	Year Ended April 30, 2026*	Year Ended April 30, 2025
NET INCREASE (DECREASE) IN NET ASSETS	$4,677,986	$10,711,723	$(1,821,211)

NET ASSETS:
Beginning of the period	$29,246,458	$18,534,735	$20,355,946
End of the period	$33,924,444	$29,246,458	$18,534,735

SHARES TRANSACTIONS
Class A
Shares sold	—	1,144	11,939
Shares issued in reinvestment of distributions	—	47,427	5,288
Shares redeemed	—	(234,960)	(131,547)
Shares exchanged into Institutional Class	—	(559,910)	—
Net increase (decrease) in shares outstanding	—	(746,299)	(114,320)
Class C
Shares sold	—	34	105
Shares issued in reinvestment of distributions	—	33	3
Shares redeemed	—	(84)	(175)
Shares exchanged into Institutional Class	—	(1,456)	—
Net increase (decrease) in shares outstanding	—	(1,473)	(67)
ETF Class (formerly Institutional Class)
Shares sold	360,000	889,654	17,108
Shares exchanged from Class A, Class C and Investor Class	—	584,247	—
Shares issued from reinvestment of distributions	—	16,774	1,436
Shares redeemed	(230,000)	(741,784)	(72,873)
Total increase (decrease) in shares outstanding	130,000	748,891	(54,329)
Investor Class
Shares sold	—	2,734	2,001
Shares issued in reinvestment of distributions	—	4,141	279
Shares redeemed	—	(2,252)	(1,557)
Shares exchanged into Institutional Class	—	(50,958)	—
Net increase (decrease) in shares outstanding	—	(46,335)	723

^	The Fund changed its fiscal year end to August 31 during the period. The period is from May 1, 2026 to August 31, 2026.
*

Effective as of close of business on October 3, 2025, the Fund acquired all the assets and liabilities of the Emerald Insights Fund, a series of the Financial Investors Trust (the “Predecessor Fund”). Effective September 19, 2025, Class A shares, Class C shares and Investor Class shares of the Predecessor Fund were converted into Institutional Class shares of the Predecessor Fund.

The accompanying notes are an integral part of the financial statements.

8

F/M EMERALD LIFE SCIENCES INNOVATION ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return(loss), ratios to average net assets and other supplemental data for the relevant periods. This information has been derived from information provided in the financial statements.

	Year Ended August 31, 2026	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.87	$25.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments (c)	18.11	2.97
Total from investment operations	17.93	2.87

Net asset value, end of period	$45.80	$27.87

TOTAL RETURN (d)	64.32%	11.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$126,275	$64,581
Ratio of expenses to average net assets:
Before expense waiver (e)(f)	0.79%	0.79%
After expense waiver (e)(f)	0.54%	0.54%
Ratio of net investment income (loss) to average net assets (e)(g)	(0.48)%	(0.49)%
Portfolio turnover rate (d)(h)	24%	19%

(a)	Inception date of the Fund was October 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the impact of expenses of the underlying investment companies in which the Fund invests.
(g)

Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include the net investment income of the exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
9

F/m Emerald Special Situations ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return(loss), ratios to average net assets and other supplemental data for the relevant periods. This information has been derived from information provided in the financial statements.

	Period Ended August 31,	Year ended April 30,
	2026^	2026*	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$31.27	$19.56	$18.28	$14.49	$15.64	$20.67

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.10)	(0.13)	(0.09)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments (b)	0.62	15.76	1.54	3.88	(0.43)	(2.05)
Total from investment operations	0.58	15.66	1.41	3.79	(0.50)	(2.17)

LESS DISTRIBUTIONS FROM:
Net realized gains	—	(3.95)	(0.13)	—	(0.65)	(2.86)
Total distributions	—	(3.95)	(0.13)	—	(0.65)	(2.86)
Net asset value, end of period	$31.85	$31.27	$19.56	$18.28	$14.49	$15.64

TOTAL RETURN (c)	1.84%	87.47%	7.65%	26.16%	(3.40)%	(12.51)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,924	$29,246	$3,645	$4,400	$3,657	$4,340
Ratio of expenses to average net assets:
Before expense waiver (d)(e)	0.89%	1.35%	1.54%	1.71%	1.65%	1.42%
After expense waiver (d)(e)	0.89%	0.99%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets (d)(g)	(0.40)%	(0.41)%	(0.60)%	(0.53)%	(0.51)%	(0.62)%
Portfolio turnover rate (c)(f)	81%	111%	65%	61%	64%	70%

^	The Fund changed its fiscal year end to August 31 during the period. The period is from May 1, 2026 to August 31, 2026.
*

Effective as of close of business on October 3, 2025, the Fund acquired all the assets and liabilities of the Emerald Insights Fund, a series of the Financial Investors Trust (the “Predecessor Fund”). The financial highlights for the periods prior to the close of business on October 3, 2025 reflect the performance of the Predecessor Fund. Effective September 19, 2025, Class A shares, Class C shares and Investor Class shares of the Predecessor Fund were converted into Institutional Class shares of the Predecessor Fund.

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the impact of expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)

Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include the net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

10

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the F/m Emerald Life Sciences Innovation ETF and the F/m Emerald Special Situations ETF (each a “Fund” and together the “Funds”). Effective as of the close of business on October 3, 2025, the Emerald Insights Fund, a series of the Financial Investors Trust (the “Predecessor Fund”) was reorganized into the F/m Emerald Special Situations ETF as new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the F/m Emerald Special Situations ETF acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the F/m Emerald Special Situations ETF which were distributed pro rata by the Predecessor Fund to its respective shareholders in complete liquidation and termination of the Predecessor Fund. Effective September 19, 2025, the outstanding Class A shares, Class C shares and Investor Class shares of the Predecessor Fund (as defined below) were converted into Institutional Class shares. Unless otherwise indicated, references to the “Funds” in these Notes to Financial Statements refer to the F/m Emerald Special Situations ETF and the Predecessor Fund, as applicable. The F/m Emerald Special Situations ETF currently offers only one class of shares.

The investment objective of the F/m Emerald Life Sciences Innovation ETF is to seek long-term capital appreciation. The investment objective of the F/m Emerald Special Situations ETF is to seek long-term growth through capital appreciation.

Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The F/m Emerald Special Situations ETF changed its fiscal year end to August 31 during the period. The end of the annual reporting period for the Funds is August 31, 2026, and the period covered by these Notes to Financial Statements is the period September 1, 2025 through August 31, 2026 (the “current fiscal period”) for the F/m Emerald Life Sciences Innovation ETF and May 1, 2026 through August 31, 2026 (the “current fiscal period”) for the F/m Emerald Special Situations ETF.

PORTFOLIO VALUATION — Each Fund values its investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” and members thereof, the “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The

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F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

August 31, 2026

Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

F/m Emerald Life Sciences Innovation ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$125,763,095	$—	$—	$125,763,095
Exchange Traded Funds	564,011	—	—	564,011
Total Investments	$126,327,106	$—	$—	$126,327,106

F/m Emerald Special Situations ETF	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$32,951,499	$—	$—	$32,951,499
Exchange Traded Funds	971,417	—	—	971,417
Total Investments	$33,922,916	$—	$—	$33,922,916

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level are disclosed when the Funds had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

The Funds did not have any Level 3 transfers during the current fiscal period.

12

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

August 31, 2026

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Each Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for fees related to administration, custody, the directors and counsel to the directors and the officers of the Company as described in Note 2. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, quarterly; however, it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own the Funds’ shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of each Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require each Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

HEALTH CARE SECTOR RISK — To the extent the Funds focus on the health care sector, the Funds may be more susceptible to the particular risks that may affect companies in the health care sector than if they were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the health care sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. As of August 31, 2026, the F/m Emerald Life Sciences Innovation ETF and F/m Emerald Special Situations ETF invested 99.6% and 26.7% of their net assets in the health care sector, respectively.

Inflation Protected Securities — The Funds may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies — The Funds may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Funds’ investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. Each Fund’s investments in other

13

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

August 31, 2026

investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Temporary Investments — During periods of adverse market or economic conditions, the Funds may temporarily invest all or a substantial portion of their assets in high-quality, fixed-income securities, money market instruments and shares of money market mutual funds, or they may hold cash. At such times, the Funds would not be pursuing their stated investment objective with its usual investment strategies. The Funds may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Funds may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Funds, as investors in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of each Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

CASH AND CASH EQUIVALENTS — The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Funds may not be able to achieve their investment objectives.

Operating segments — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Funds’ financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

F/m Investments LLC serves as the investment adviser to the Funds. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds in accordance with each Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the respective Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. Each Fund compensates the Adviser with a unitary management fee for its services at

14

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

August 31, 2026

an annual rate of 0.79% and 0.89% of the average daily net assets of the F/m Emerald Life Sciences Innovation ETF and F/m Emerald Special Situations ETF, respectively. From the unitary management fee, the Adviser pays most of the expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, distribution fees and expenses paid by the Funds under any distribution plan adopted, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

Emerald Mutual Fund Advisers Trust serves as the Funds’ investment sub-adviser (the “Sub-Adviser”). Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Company on behalf of the Funds. The Sub-Adviser is paid a fee equal to the annual rate of 0.50% and 0.58% of the average daily net assets for the F/m Emerald Life Sciences Innovation ETF and F/m Emerald Special Situations ETF, respectively. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds).

The Adviser has contractually agreed to waive a portion of its advisory fee equal to the amount by which the total annual operating expenses (excluding certain items discussed below) for the F/m Emerald Life Sciences Innovation ETF exceeds 0.54% of the average daily net assets attributable to the F/m Emerald Life Sciences Innovation ETF. In determining the Adviser’s obligation to waive advisory fees, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed 0.54% for the F/m Emerald Life Sciences Innovation ETF: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board. Expenses waived during the period are not eligible for recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of each Fund were as follows:

FUND	Purchases	Sales
F/m Emerald Life Sciences Innovation ETF	$74,673,740	$23,359,034
F/m Emerald Special Situations ETF	$38,124,657	$20,488,932

15

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

August 31, 2026

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of each Fund were as follows:

FUND	Purchases	Sales
F/m Emerald Life Sciences Innovation ETF	$18,706,843	$54,302,768
F/m Emerald Special Situations ETF	$12,474,194	$22,012,638

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV typically in blocks of at least 5,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar Distributors, LLC. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026 the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
F/m Emerald Life Sciences Innovation ETF	$87,596,808	$43,420,630	$(4,690,332)	$38,730,298
F/m Emerald Special Situations ETF	29,917,069	6,497,532	(2,491,685)	4,005,847

16

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

August 31, 2026

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

Fund	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE YEAR LOSS DEFERRAL	Total Distributable Earnings/ (Losses)
F/m Emerald Life Sciences Innovation ETF	$—	$—	$38,730,298	$(3,261,168)	$(341,739)	$35,127,391
F/m Emerald Special Situations ETF	—	—	4,005,847	(889,072)	—	3,116,775

As of August 31, 2026, the F/m Emerald Life Sciences Innovation ETF had $2,851,075 of unexpiring short-term capital loss carryforward and $410,093 of unexpiring long-term capital loss carryforward and the F/m Emerald Special Situations ETF had $863,565 of unexpiring short-term capital loss carryforward and $25,507 of unexpiring long-term capital loss carryforward. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. As of August 31, 2026, the F/m Emerald Life Sciences Innovation ETF had $341,739 of qualified late year losses.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The tax character of distributions paid during the fiscal periods ended August 31, 2026, August 31, 2025, April 30, 2026, and April 30, 2025 were as follows:

FUND		Ordinary Income	Long-Term Gains	Total
F/m Emerald Life Sciences Innovation ETF	August 31, 2026	—	—	—
	August 31, 2025	—	—	—
F/m Emerald Special Situations ETF	August 31, 2026	—	—	—
	April 30, 2026	$389,093	$2,446,885	$2,835,978
	April 30, 2025	$—	$150,005	$150,005

The following permanent differences as of August 31, 2026, primarily attributable to the tax treatment of redemptions in-kind and the disallowance of net operating losses, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
F/m Emerald Life Sciences Innovation ETF	$(24,680,464)	$24,680,464
F/m Emerald Special Situations ETF	$(2,992,331)	$2,992,331

17

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements (continued)

August 31, 2026

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

F/m Emerald Life Sciences Innovation ETF
Issuer Name	Value as of August 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$829,265	$7,341,145	$(7,586,305)	$(19,411)	$(683)
F/m US Treasury 6 Month Bill ETF (a)	—	963,956	(963,046)	(910)	—
	$829,265	$8,305,101	$(8,549,351)	$(20,321)	$(683)

Issuer Name	Value as of August 31, 2026	Shares as of August 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$564,011	11,287	$49,559	$—
F/m US Treasury 6 Month Bill ETF (a)	—	—	11,787	—
	$564,011	11,287	$61,346	$—

(a)	Security was affiliated during the period but is no longer held as of August 31, 2026.

18

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Notes to Financial Statements (concluded)

August 31, 2026

F/m Emerald Special Situations ETF
Issuer Name	Value as of April 30, 2026	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$714,416	$4,120,850	$(3,853,198)	$(7,518)	$(3,133)
	$714,416	$4,120,850	$(3,853,198)	$(7,518)	$(3,133)

Issuer Name	Value as of August 31, 2026	Shares as of August 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$971,417	19,440	$21,643	$—
	$971,417	19,440	$21,643	$—

7. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the period were determined to be insignificant.

8. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 20, 2026, the Funds’ Adviser, F/m, entered into an equity purchase agreement with T. Rowe Price Group, Inc. (“T. Rowe Price”), pursuant to which T. Rowe Price will acquire all of the issued and outstanding equity interests of F/m (the “Transaction”). The Transaction is expected to close in 2027, subject to customary closing conditions.

19

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The RBB Fund, Inc. comprising the funds listed below (the “Funds”) as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
F/m Emerald Life Sciences Innovation ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from October 30, 2024 (inception date) through August 31, 2025
F/m Emerald Special Situations ETF	For the period May 1, 2026 through August 31, 2026 and for the year ended April 30, 2026	For the period May 1, 2026 through August 31, 2026 and for the years ended April 30, 2026 and 2025	For the period May 1, 2026 through August 31, 2026 and for the years ended April 30, 2026, 2025 and 2024

The F/m Emerald Special Situations ETF’s financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

20

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

Report of Independent Registered Public Accounting Firm (concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

21

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

OTHER INFORMATION

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.emeraldetfs.com.

22

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered (1) the renewal of the investment advisory agreements (the “Investment Advisory Agreement”) between F/m Investments LLC (“F/m”) and the Company on behalf of the F/m Emerald Life Sciences Innovation ETF and the F/m Emerald Special Situations ETF (each a “Fund” and together the “Funds”), and (2) the renewal of the sub-advisory agreements (the “Sub-Advisory Agreement”) among the Company, F/m, and Emerald Mutual Fund Advisers Trust (“Emerald”) with respect to each Fund, at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by F/m and Emerald with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, and the Sub-Advisory Agreement among the Company, F/m, and Emerald with respect to the Funds, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of F/m or Emerald were present. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Funds by F/m and Emerald; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s and Emerald’s investment philosophies and processes; (iv) F/m’s and Emerald’s assets under management and client descriptions; (v) F/m’s and Emerald’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s and Emerald’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) F/m’s and Emerald’s compliance procedures; (viii) F/m’s and Emerald’s financial information, insurance coverage, and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m and Emerald. The Directors concluded that F/m and Emerald had substantial resources to provide services to the Funds, and that F/m’s and Emerald’s services had been acceptable.

The Directors also considered the investment performance of each Fund, and considered each Fund’s investment performance in light of its investment objective and investment strategies. Information on each Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2025, as applicable.

The Directors noted that the F/m Emerald Life Sciences Innovation ETF outperformed its benchmark, the Russell 3000 Index, for the three-month, one-year, and since-inception periods ended December 31, 2025. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Directors noted that the F/m Emerald Special Situations ETF outperformed its benchmark, the Russell 3000 Index, for the three-month, one-year, three-year, and five-year periods ended December 31, 2025, and underperformed its benchmark for the ten-year and since-inception periods ended December 31, 2025. The Directors noted that the Fund outperformed the median of its Peer Group for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2025, and equaled the median of its Peer Group for the since-inception period ended December 31, 2025.

23

F/M EMERALD LIFE SCIENCES INNOVATION ETF
F/m Emerald Special Situations ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (concluded)

(UNAUDITED)

The Board also considered the advisory fee rate payable by the Funds under the Investment Advisory Agreement and Sub-Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the F/m Emerald Life Sciences Innovation ETF’s net advisory fee was below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group, and its total net expenses were below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group.

The Directors noted that the F/m Emerald Special Situations ETF’s net advisory fee was below the median of its Peer Group and ranked in the 1st quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Directors also considered the fees payable to Emerald under the Sub-Advisory Agreement and the information provided by F/m on the services provided by Emerald. In this regard, the Directors noted that the fees for Emerald were paid directly by F/m and not by the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding F/m’s and Emerald’s costs, profitability and economies of scale, and after considering the services to be provided by F/m and Emerald, the Directors concluded that the investment advisory fees to be paid by the Funds to F/m and the sub-advisory fees to be paid by F/m to Emerald were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

24

Investment Adviser

F/m Investments LLC
900 19th Street NW, Suite 203
Washington, DC 20006

Sub-Adviser

Emerald Mutual Fund Advisers Trust
3175 Oregon Pike
Leola, PA 17540

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Annual Financial Statements

August 31, 2026

F/m Compoundr High Yield Bond ETF | (Nasdaq: CPHY)

F/m Compoundr U.S. Aggregate Bond ETF | (Nasdaq: CPAG)

Each a series of The RBB Fund, Inc.

F/m Investments LLC

F/m Compoundr High Yield Bond ETF

Schedule of Investments

August 31, 2026

	shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Invesco BulletShares 2030 High Yield Corporate Bond ETF (a)	130,940	$3,364,503
TOTAL EXCHANGE TRADED FUNDS (Cost $3,366,808)		3,364,503

TOTAL INVESTMENTS — 99.8%
(Cost $3,366,808)		3,364,503
Other Assets in Excess of Liabilities — 0.2%		7,377
TOTAL NET ASSETS — 100.0%		$3,371,880

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
1

F/m Compoundr U.S. Aggregate Bond ETF

Schedule of Investments

August 31, 2026

	shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Dimensional Core Fixed Income ETF (a)	3,618,700	$150,139,863
TOTAL EXCHANGE TRADED FUNDS (Cost $150,267,241)		150,139,863

TOTAL INVESTMENTS — 99.9%
(Cost $150,267,241)		150,139,863
Other Assets in Excess of Liabilities — 0.1%		174,309
TOTAL NET ASSETS — 100.0%		$150,314,172

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
2

F/m Compoundr ETFS

Statements of Assets and Liabilities

August 31, 2026

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
ASSETS:
Investments, at value	$3,364,503	$150,139,863
Receivable for investments sold	3,374,624	150,340,451
Cash and cash equivalents	5,321	182,634
Prepaid expenses and other assets	109	380
Total assets	6,744,557	300,663,328

LIABILITIES:
Payable for fund shares redeemed	3,371,882	150,314,128
Payable to Adviser	795	35,028
Total liabilities	3,372,677	150,349,156
NET ASSETS	$3,371,880	$150,314,172

NET ASSETS CONSIST OF:
Paid-in capital	$3,385,639	$150,657,092
Total distributable earnings	(13,759)	(342,920)
Total net assets	$3,371,880	$150,314,172

Net assets	$3,371,880	$150,314,172
Shares issued and outstanding (100,000,000 and 100,000,000 shares authorized, $0.001 and $0.001 par value)	65,000	1,480,000
Net asset value per share	$51.88	$101.56

COST:
Investments, at cost	$3,366,808	$150,267,241

The accompanying notes are an integral part of the financial statements.
3

F/m Compoundr ETFS

Statements of Operations

FOR THE YEAR ENDED August 31, 2026

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
INVESTMENT INCOME:
Total investment income	$—	$—

EXPENSES:
Investment advisory fee	12,043	238,151
Total expenses	12,043	238,151
Fee waiver from Adviser	(2,749)	(14,975)
Net expenses	9,294	223,176
NET INVESTMENT LOSS	(9,294)	(223,176)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(88,368)	(2,784,396)
In-kind redemptions	181,571	1,594,205
Net realized gain (loss)	93,203	(1,190,191)
Net change in unrealized appreciation (depreciation) on:
Investments	513	(122,804)
Net change in unrealized appreciation (depreciation)	513	(122,804)
Net realized and unrealized gain (loss)	93,716	(1,312,995)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,422	$(1,536,171)

The accompanying notes are an integral part of the financial statements.
4

F/m Compoundr ETFS

Statements of Changes in Net Assets

	F/m Compoundr High Yield Bond ETF		F/m Compoundr U.S. Aggregate Bond ETF
	Year ended August 31, 2026	Period ended August 31, 2025(a)	Year ended August 31, 2026	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(9,294)	$(256)	$(223,176)	$(380)
Net realized gain (loss)	93,203	8,729	(1,190,191)	11,401
Net change in unrealized appreciation (depreciation)	513	(2,818)	(122,804)	(4,574)
Net increase (decrease) in net assets from operations	84,422	5,655	(1,536,171)	6,447

CAPITAL TRANSACTIONS:
Shares sold	67,950,288	2,009,684	2,051,253,511	7,024,121
Shares redeemed	(65,670,499)	(1,007,670)	(1,902,918,451)	(3,515,285)
Net increase (decrease) in net assets from capital transactions	2,279,789	1,002,014	148,335,060	3,508,836

NET INCREASE (DECREASE) IN NET ASSETS	2,364,211	1,007,669	146,798,889	3,515,283

NET ASSETS:
Beginning of the period	1,007,669	—	3,515,283	—
End of the period	$3,371,880	$1,007,669	$150,314,172	$3,515,283

SHARES TRANSACTIONS
Shares sold	1,325,000	40,000	20,040,000	70,000
Shares redeemed	(1,280,000)	(20,000)	(18,595,000)	(35,000)
Total increase (decrease) in shares outstanding	45,000	20,000	1,445,000	35,000

(a)	Inception date of each Fund was August 11, 2025.

The accompanying notes are an integral part of the financial statements.
5

F/m Compoundr High Yield Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Year ENDED AUGUST 31, 2026	PERIOD ENDED AUGUST 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.38	$50.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.14)	(0.01)
Net realized and unrealized gain (loss) on investments (c)	1.64	0.39
Total from investment operations	1.50	0.38

Net asset value, end of period	$51.88	$50.38

TOTAL RETURN (d)	2.96%	0.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,372	$1,008
Ratio of expenses to average net assets:
Before expense waiver (e)(f)	0.35%	0.49%
After expense waiver (e)(f)	0.27%	0.49%
Ratio of net investment income (loss) to average net assets (e)(f)	(0.27)%	(0.49)%
Portfolio turnover rate (d)(g)	347%	0%

(a)	Inception date of the Fund was August 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
6

F/m Compoundr U.S. Aggregate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Year ENDED AUGUST 31, 2026	PERIOD ENDED AUGUST 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$100.44	$100.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.26)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	1.38	0.46
Total from investment operations	1.12	0.44

Net asset value, end of period	$101.56	$100.44

TOTAL RETURN (d)	1.12%	0.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$150,314	$3,515
Ratio of expenses to average net assets:
Before expense waiver (e)(f)	0.27%	0.39%
After expense waiver (e)(f)	0.25%	0.39%
Ratio of net investment income (loss) to average net assets (e)(f)	(0.25)%	(0.39)%
Portfolio turnover rate (d)(g)	161%	0%

(a)	Inception date of the Fund was August 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
7

F/m Compoundr ETFS

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the F/m Compoundr High Yield Bond ETF and the F/m Compoundr U.S. Aggregate Bond ETF (each a “Fund” and together, the “Funds”). The Funds commenced operations on August 11, 2025.

The investment objective of the F/m Compoundr High Yield Bond ETF (the “F/m Compoundr High Yield Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr High-Yield Corporate Bond™ Index. The investment objective of the F/m Compoundr U.S. Aggregate Bond ETF (the “F/m Compoundr U.S. Aggregate Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Aggregate Bond™ Index.

The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Funds is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION – The Funds value their investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

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F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2026

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

F/m Compoundr High Yield Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$3,364,503	$—	$—	$3,364,503
Total Investments	$3,364,503	$—	$—	$3,364,503

F/m Compoundr U.S. Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$150,139,863	$—	$—	$150,139,863
Total Investments	$150,139,863	$—	$—	$150,139,863

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is

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F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2026

liable and responsible for administrator fees, custody, the directors and counsel to the directors and the officers of the Company. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, annually, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

OTHER INVESTMENT COMPANIES — Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The U.S. Securities and Exchange Commission (the “SEC”) has adopted rules, including Rule 12d1-4 under the 1940 Act, permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

CREDIT RISK — The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Operating segments — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

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F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2026

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is a majority owned subsidiary of F/m Managers Group, LP, which is a wholly owned subsidiary of 1251 Capital, Inc., a financial services holding company. Three officers of the Company own an indirect, minority interest in the Adviser. From September 1, 2025 to February 20, 2026 the Funds compensated the Adviser with a unitary management fee for its services at an annual rate of 0.39% and 0.49% of the average daily net assets of the F/m Compoundr U.S. Aggregate Bond ETF and the F/m Compoundr High Yield Bond ETF, respectively. Effective as of October 1, 2025 and through February 20, 2026, the Adviser has contractually agreed to waive 0.24% of the advisory fee for the F/m Compoundr High Yield Bond ETF and 0.14% of the advisory fee for the F/m Compoundr U.S. Aggregate Bond ETF until effective February 20, 2026 the advisory fee for both Funds was changed to 0.25% and the waiver was discontinued. The amounts waived during the current period are not eligible for recoupment. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. purchases and sales of investment securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

	PURCHASES	Sales
F/m Compoundr High Yield Bond ETF	$72,679,926	$10,086,196
F/m Compoundr U.S. Aggregate Bond ETF	2,036,456,171	137,622,454

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F/m Compoundr ETFS

Notes to Financial Statements (continued)

August 31, 2026

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

	PURCHASES	Sales
F/m Compoundr High Yield Bond ETF	$5,323,260	$65,643,926
F/m Compoundr U.S. Aggregate Bond ETF	151,424,374	1,902,302,758

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV typically in blocks of at least 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with Quasar Distributors, LLC. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on cash redemptions, non-standard orders, or partial cash redemptions for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transactions. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

Each Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, each Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

12

F/m Compoundr ETFS

Notes to Financial Statements (CONtinued)

August 31, 2026

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund, and components of distributable earnings on a tax basis were as follows:

	F/m Compoundr High Yield Bond ETF	F/m Compoundr U.S. Aggregate Bond ETF
Tax cost of investments	$3,366,808	$150,267,241
Gross unrealized appreciation	—	—
Gross unrealized depreciation	(2,305)	(127,378)
Accumulated other losses	(11,454)	(215,542)
Undistributed ordinary income	—	—
Total distributable earnings/(loss)	$(13,759)	$(342,920)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2026 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. The F/m Compoundr High Yield Bond ETF deferred $6,005 and the F/m Compoundr U.S. Aggregate Bond ETF deferred $215,542 in late year losses which will be treated as arising on the first business day of the following fiscal year.

The Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the F/m Compoundr High Yield Bond ETF had unexpiring short-term losses of $(5,449).

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2026, the close of the Funds’ fiscal year, there were permanent differences related to the tax treatment of redemptions in-kind and the disallowance of net operating losses between distributable earnings/(loss) and paid-in capital, respectively for the following Funds:

FUND	DISTRIBUTABLE EARNINGS/ (LOSSES)	PAID-IN-CAPITAL
F/m Compoundr High Yield Bond ETF	$(95,107)	$95,107
F/m Compoundr U.S. Aggregate Bond ETF	1,198,205	(1,198,205)

The Funds did not pay any dividends for the periods ended August 31, 2025 and August 31, 2026.

6. SECURITIES LENDING

During the reporting period, the Funds were permitted to make secured loans of their portfolio securities through an agreement with Securities Finance Trust Company (otherwise known as and referred to herein as “eSecLending”). As of the end of the reporting period, neither Fund had engaged in securities lending.

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F/m Compoundr ETFS

Notes to Financial Statements (CONCLUDED)

August 31, 2026

7. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 20, 2026, the Funds’ Adviser, F/m, entered into an equity purchase agreement with T. Rowe Price Group, Inc. (“T. Rowe Price”), pursuant to which T. Rowe Price will acquire all of the issued and outstanding equity interests of F/m (the “Transaction”). The Transaction is expected to close in 2027, subject to customary closing conditions.

On October 30, 2026, the Board approved a change to the F/m Compoundr U.S. Aggregate Bond ETF’s investment strategy. Effective December 29, 2026, the Fund will change from a passively managed fund that seeks to track the performance of Nasdaq Compoundr U.S. Aggregate Bond™ Index to an actively managed fund. In connection with the change, the Fund’s investment objective and principal investment strategies will be revised, as described in a supplement to the Fund’s prospectus and statement of additional information dated October 30, 2026.

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F/m Compoundr ETFS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of F/m Compoundr High Yield Bond ETF and F/m Compoundr U.S. Aggregate Bond ETF (the “Funds”), each a series of The RBB Fund, Inc., as of August 31, 2026, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 11, 2025 (inception date) through August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

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F/m Compoundr ETFS

OTHER INFORMATION

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on the Exchange at price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.fminvest.com/etfs.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between F/m Investments LLC (“F/m”) and the Company on behalf of the F/m Compoundr High Yield Bond ETF and the F/m Compoundr U.S. Aggregate Bond ETF (for this section only, each a “Fund” and collectively the “Funds”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by F/m with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and F/m with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of F/m’s services provided to the Funds; (ii) descriptions of the experience and qualifications of F/m’s personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangement with the Company and other similarly managed clients; (vii) F/m’s compliance policies and procedures; (viii) F/m’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by F/m. The Directors concluded that F/m had substantial resources to provide services to the Funds and that F/m’s services had been acceptable.

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F/m Compoundr ETFS

OTHER INFORMATION (concluded)

(UNAUDITED)

The Directors also considered the investment performance of the Funds Information on the Funds’ investment performance was provided for the three-month and since inception periods ended December 31, 2025. The Directors considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

The Directors considered that because each of the Funds was designed to track the performance of its respective index, the relevant consideration was the extent to which such Fund tracked its index before fees and expenses. The Board also noted that the performance of the index did not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of the index. The Board noted that for the three-month and since-inception periods ended December 31, 2025, each Fund’s performance was in line with its index before fees and expenses.

The Directors noted that the F/m Compoundr High Yield Bond ETF underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Directors noted that the F/m Compoundr U.S. Aggregate Bond ETF underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and the Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Directors noted that the net advisory fee of the F/m Compoundr High Yield Bond ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Directors noted that the net advisory fee of the F/m Compoundr U.S. Aggregate Bond ETF ranked above the median and in the 5th quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding F/m’s costs, profitability and economies of scale, and after considering F/m’s services, the Directors concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one year period ending August 16, 2027.

17

Investment Adviser

F/m Investments LLC
900 19th Street NW, Suite 203
Washington, DC 20006

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

ANNUAL FINANCIAL STATEMENTS

August 31, 2026

EMERALD GROWTH FUND

Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

a series of The RBB Fund, Inc.

Emerald Growth Fund

Schedule of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 92.0%
Basic Materials — 2.6%
Chemicals: Diversified — 1.7%
Sensient Technologies Corp.	185,251	$24,997,770

Diversified Materials — 0.8%
Materion Corp.	45,851	10,824,504

Iron and Steel — 0.1%
Metallus, Inc. (a)	94,956	1,853,541
Total Basic Materials		37,675,815

Consumer Discretionary — 12.0%
Airlines — 1.0%
Allegiant Travel Co. (a)	191,587	14,570,191

Apparel Retailers — 1.3%
Boot Barn Holdings, Inc. (a)	120,378	18,132,538

Casinos and Gambling — 1.2%
Rush Street Interactive, Inc. (a)	690,978	17,799,593

Clothing and Accessories — 0.4%
Reformation, Inc. (a)	350,138	5,010,475

Consumer Electronics — 0.5%
Arlo Technologies, Inc. (a)	505,393	6,645,918

Diversified Retailers — 0.9%
Ollie’s Bargain Outlet Holdings, Inc. (a)	177,468	13,384,636

Entertainment — 1.0%
IMAX Corp. (a)	289,754	14,835,405

Household Equipment and Products — 0.8%
Bob’s Discount Furniture, Inc. (a)	716,466	12,058,123

Household Furnishings — 0.7%
Arhaus, Inc.	1,108,967	9,659,103

Recreational Products — 0.1%
Latham Group, Inc. (a)	286,654	2,026,644

Recreational Services — 1.6%
Life Time Group Holdings, Inc. (a)	357,231	15,010,846
OneSpaWorld Holdings Ltd.	323,637	8,035,907
		23,046,753
Restaurants and Bars — 1.5%
BJ’s Restaurants, Inc. (a)	175,162	11,138,552
Restaurants and Bars — 1.5% (continued)
Black Rock Coffee Bar, Inc. - Class A (a)	293,986	$2,807,566
First Watch Restaurant Group, Inc. (a)	626,109	7,939,062
		21,885,180
Specialty Retailers — 1.0%
National Vision Holdings, Inc. (a)	793,399	13,551,255
Total Consumer Discretionary		172,605,814

Consumer Staples — 1.4%
Food Products — 1.4%
Freshpet, Inc. (a)	266,128	18,591,702
Once Upon a Farm PBC (a)	100,000	1,732,000
Total Consumer Staples		20,323,702
Energy — 3.4%
Integrated Oil and Gas — 0.3%
WhiteHawk Minerals Corp. - Class A	161,186	4,422,944

Oil Equipment and Services — 2.4%
Cactus, Inc. - Class A	41,989	2,952,666
NPK International, Inc. (a)	886,751	11,776,053
Solaris Energy Infrastructure, Inc.	241,379	12,254,812
TETRA Technologies, Inc. (a)	1,092,095	7,535,456
		34,518,987
Renewable Energy Equipment — 0.7%
American Superconductor Corp. (a)	322,394	9,255,932
Total Energy		48,197,863

Financials — 10.5%
Banks — 6.3%
Axos Financial, Inc. (a)	224,123	21,692,865
Bancorp, Inc. (a)	179,566	11,671,790
Customers Bancorp, Inc. (a)	129,064	10,090,223
First Carolina Financial Services, Inc. (a)	378,515	4,792,000
Five Star Bancorp	155,590	7,129,134
GBank Financial Holdings, Inc. (a)	60,213	1,178,368
Mid Penn Bancorp, Inc.	158,038	5,754,164
Seacoast Banking Corp. of Florida	261,834	8,890,573
UMB Financial Corp.	141,366	20,021,667
		91,220,784

The accompanying notes are an integral part of the financial statements.
1

Emerald Growth Fund

Schedule of Investments (Continued)

August 31, 2026

	Shares	Value
COMMON STOCKS — 92.0% (continued)
Financials — 10.5% (continued)
Consumer Lending — 1.1%
Dave, Inc. (a)	19,323	$6,947,005
Happen, Inc. (a)	541,820	9,525,195
		16,472,200
Diversified Financial Services — 0.6%
Piper Sandler Cos.	105,215	7,897,438

Full Line Insurance — 0.6%
Skyward Specialty Insurance Group, Inc. (a)	147,677	8,478,137

Investment Services — 0.7%
Moelis & Co. - Class A	153,523	10,450,311

Property and Casualty Insurance — 1.2%
Palomar Holdings, Inc.	73,633	9,761,527
Slide Insurance Holdings, Inc.	317,800	7,388,850
		17,150,377
Total Financials		151,669,247

Health Care — 20.5%
Biotechnology — 11.9%
Alamar Biosciences, Inc. (a)	280,435	8,564,485
Axsome Therapeutics, Inc. (a)	28,125	5,583,375
Billiontoone, Inc. (a)	87,444	7,928,548
Cogent Biosciences, Inc. (a)	431,912	15,116,920
Corvus Pharmaceuticals, Inc. (a)	188,583	2,647,705
Cytokinetics, Inc. (a)	127,807	9,062,794
Definium Therapeutics, Inc. (a)	136,342	5,415,504
Dianthus Therapeutics, Inc. (a)	47,597	5,026,719
Guardant Health, Inc. (a)	85,322	13,567,904
Invivyd, Inc. (a)	428,847	409,506
Mirum Pharmaceuticals, Inc. (a)	172,563	16,919,802
Nektar Therapeutics (a)	83,946	5,992,066
Palvella Therapeutics, Inc. (a)	63,822	9,738,599
Praxis Precision Medicines, Inc. (a)	43,262	15,154,679
Replimune Group, Inc. (a)	624,305	9,551,867
Savara, Inc. (a)	798,875	4,305,936
Spyre Therapeutics, Inc. (a)	139,485	12,460,195
Trevi Therapeutics, Inc. (a)	532,112	8,833,059
VeraDermics, Inc. (a)	103,906	10,225,389
Viridian Therapeutics, Inc. (a)	125,872	2,915,196
Wave Life Sciences, Inc. (a)	290,000	1,421,000
		170,841,248

Health Care Services — 2.7%
Aveanna Healthcare Holdings, Inc. (a)	443,588	5,952,951
Health Care — 20.5% (continued)
Health Care Services — 2.7% (continued)
BrightSpring Health Services, Inc. (a)	102,142	$5,965,093
Hims & Hers Health, Inc. (a)	153,161	4,530,503
Hinge Health, Inc. - Class A (a)	130,129	12,044,740
RadNet, Inc. (a)	141,804	10,751,579
		39,244,866

Medical Equipment — 2.2%
Alphatec Holdings, Inc. (a)	711,856	6,670,091
LivaNova PLC (a)	180,572	14,411,451
TransMedics Group, Inc. (a)	132,939	11,282,533
		32,364,075
Pharmaceuticals — 3.7%
Corcept Therapeutics, Inc. (a)	204,083	23,132,808
Travere Therapeutics, Inc. (a)	446,967	29,624,973
		52,757,781
Total Health Care		295,207,970

Industrials — 19.3%
Aerospace — 3.3%
AAR Corp. (a)	206,189	26,658,175
Astronics Corp. (a)	278,655	20,528,514
		47,186,689
Building: Climate Control — 1.1%
Legence Corp. - Class A (a)	287,554	15,404,268

Commercial Vehicle-Equipment Leasing — 1.1%
Herc Holdings, Inc.	104,409	15,905,667

Construction — 0.8%
Cardinal Infrastructure Group, Inc. - Class A (a)	324,498	11,999,936

Defense — 5.4%
AeroVironment, Inc. (a)	67,586	10,026,383
Frequency Electronics, Inc. (a)	123,922	7,466,300
Kratos Defense & Security Solutions, Inc. (a)	240,351	12,253,094
Mercury Systems, Inc. (a)	248,044	21,661,683
VSE Corp.	122,598	25,583,751
		76,991,211
Diversified Industrials — 1.4%
ESCO Technologies, Inc.	74,228	20,266,471

The accompanying notes are an integral part of the financial statements.
2

Emerald Growth Fund

Schedule of Investments (Continued)

August 31, 2026

	Shares	Value
COMMON STOCKS — 92.0% (continued)
Industrials — 19.3% (continued)
Electronic Equipment: Gauges and Meters — 0.3%
LightPath Technologies, Inc. - Class A (a)	459,569	$4,623,264

Electronic Equipment: Other — 0.1%
ERock, Inc. - Class A (a)	111,396	1,314,473

Electronic Equipment: Pollution Control — 1.4%
CECO Environmental Corp. (a)	289,965	20,645,508

Engineering and Contracting Services — 0.9%
Argan, Inc.	30,824	13,099,892

Machinery: Construction and Handling — 1.1%
Terex Corp.	246,398	15,648,737

Professional Business Support Services — 1.0%
First Advantage Corp. (a)	708,442	14,891,451

Security Services — 0.6%
Evolv Technologies Holdings, Inc. (a)	1,619,632	8,438,283

Transportation Services — 0.8%
RXO, Inc. (a)	515,441	10,953,121
Total Industrials		277,368,971

Real Estate — 1.1%
Real Estate Services — 1.1%
Compass, Inc. - Class A (a)	1,437,181	15,176,631

Technology — 18.1%
Computer Services — 1.1%
D-Wave Quantum, Inc. (a)	454,809	7,822,715
Red Violet, Inc. (a)	107,822	7,888,257
		15,710,972
Consumer Digital Services — 0.8%
EverQuote, Inc. - Class A (a)	269,354	6,852,366
ServiceTitan, Inc. - Class A (a)	37,979	3,723,461
		10,575,827
Electronic Components — 1.5%
Plexus Corp. (a)	83,408	19,973,714
TTM Technologies, Inc. (a)	17,001	2,021,759
		21,995,473
Technology — 18.1% (continued)
Production Technology Equipment — 5.2%
Aehr Test Systems (a)	56,432	$4,473,365
Axcelis Technologies, Inc. (a)	132,022	15,226,097
Cohu, Inc. (a)	333,433	15,371,261
Impinj, Inc. (a)	44,460	7,750,267
IPG Photonics Corp. (a)	149,761	11,393,817
Kulicke & Soffa Industries, Inc.	211,560	16,937,493
Onto Innovation, Inc. (a)	13,365	3,571,262
		74,723,562
Semiconductors — 4.6%
Ambiq Micro, Inc. (a)	114,896	6,699,586
AXT, Inc. (a)	68,244	4,136,269
Diodes, Inc. (a)	135,145	12,271,166
MaxLinear, Inc. (a)	157,126	9,413,419
nLight, Inc. (a)	257,331	10,877,381
Power Integrations, Inc.	105,179	5,404,097
Rambus, Inc. (a)	33,761	2,926,741
Semtech Corp. (a)	111,802	14,865,194
		66,593,853
Software — 4.9%
Agilysys, Inc. (a)	169,567	19,739,294
Commvault Systems, Inc. (a)	85,399	11,744,071
PDF Solutions, Inc. (a)	283,544	12,612,037
Q2 Holdings, Inc. (a)	123,598	8,038,814
Varonis Systems, Inc. (a)	418,248	18,306,715
		70,440,931
Total Technology		260,040,618

Telecommunications — 2.6%
Telecommunications Equipment — 2.6%
Applied Optoelectronics, Inc. (a)	56,650	6,100,639
Hawkeye 360, Inc. (a)	125,499	2,379,461
InterDigital, Inc.	88,146	29,531,554
Total Telecommunications		38,011,654

Utilities — 0.5%
Gas Distribution — 0.5%
Excelerate Energy, Inc. - Class A	170,813	6,767,611
TOTAL COMMON STOCKS (Cost $1,037,233,585)		1,323,045,896

The accompanying notes are an integral part of the financial statements.
3

Emerald Growth Fund

Schedule of Investments (Concluded)

August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 6.4%
F/m Emerald Life Sciences Innovation ETF (a)(b)	1,997,035	$91,444,233
TOTAL EXCHANGE TRADED FUNDS (Cost $31,078,469)		91,444,233

CLOSED-END FUNDS — 0.4%
Trinity Capital, Inc.	310,499	5,781,491
TOTAL CLOSED-END FUNDS (Cost $4,062,073)		5,781,491

TOTAL INVESTMENTS — 98.8% (Cost $1,072,374,127)		1,420,271,620
Other Assets in Excess of Liabilities — 1.2%		17,741,066
TOTAL NET ASSETS — 100.0%		$1,438,012,686

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

The accompanying notes are an integral part of the financial statements.
4

Emerald Growth Fund

Statement of Assets and Liabilities

AUGUST 31, 2026

Emerald Growth Fund
ASSETS:
Investments in unaffiliated securities, at value	$1,328,827,387
Investments in affiliated securities, at value	91,444,233
Receivable for investments sold	13,840,046
Cash and cash equivalents	5,640,517
Receivable for fund shares sold	1,690,031
Dividends receivable	354,481
Interest receivable	78,269
Prepaid expenses and other assets	148,462
Total assets	1,442,023,426

LIABILITIES:
Payable for investments purchased	1,350,843
Payable for fund shares redeemed	1,125,131
Payable to Adviser	751,371
Payable for distribution and shareholder servicing fees	419,282
Payable for legal fees	89,513
Payable for audit fees	12,252
Payable for fund administration and accounting fees	5,260
Payable for expenses and other liabilities	257,088
Total liabilities	4,010,740
NET ASSETS	$1,438,012,686

NET ASSETS CONSIST OF:
Paid-in capital	$1,073,415,443
Total distributable earnings	364,597,243
Total net assets	$1,438,012,686

The accompanying notes are an integral part of the financial statements.
5

Emerald Growth Fund

Statement of Assets and Liabilities (Concluded)

AUGUST 31, 2026

Emerald Growth Fund
Class A
Net assets	$99,031,103
Capital shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	3,956,038
Net asset value per share	$25.03
Max offering price per share (net asset value per share divided by 0.9525, based on maximum sales charge of 4.75% of the offering price)	$26.28
Class C
Net assets	$2,864,033
Capital shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	234,629
Net asset value per share	$12.21
Institutional Class
Net assets	$1,228,416,848
Capital shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	42,372,836
Net asset value per share	$28.99
Investor Class
Net assets	$107,700,702
Capital shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	4,390,266
Net asset value per share	$24.53

COST:
Investments in unaffiliated securities, at cost	$1,041,295,658
Investments in affiliated securities, at cost	$31,078,469

The accompanying notes are an integral part of the financial statements.
6

Emerald Growth Fund

StatementS of Operations

	PERIOD ENDED AUGUST 31, 2026^	YEAR ENDED APRIL 30, 2026
INVESTMENT INCOME:
Dividend income	$1,376,361	$3,479,841
Interest income	116,343	—
Total investment income	1,492,704	3,479,841

EXPENSES:
Investment advisory fee	2,705,089	6,454,255
Distribution fees - Class A	126,046	129,093
Distribution fees - Investor Class	99,566	368,923
Distribution fees - Class C	8,690	12,542
Fund administration and accounting fees	142,018	657,635
Shareholder service fees - Institutional Class	55,048	464,793
Shareholder service fees - Investor Class	28,324	—
Shareholder service fees - Class C	2,897	—
Transfer agent fees	59,405	205,765
Custodian fees	45,619	85,783
Legal fees	29,141	75,093
Director fees	21,356	65,802
Reports to shareholders	19,634	92,049
Officer fees	18,683	112,838
Audit fees	9,110	21,297
Federal and state registration fees	4,576	66,551
Other expenses and fees	8,019	244,813
Total expenses	3,383,221	9,057,232
Less fees waived from investments in affiliated securities	(121,922)	(335,103)
Net expenses	3,261,299	8,722,129
NET INVESTMENT LOSS	(1,768,595)	(5,242,288)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	264,126,264	252,229,678
Net realized gain (loss)	264,126,264	252,229,678
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(225,746,347)	335,387,451
Investments in affiliated securities	15,506,977	29,965,510
Net change in unrealized appreciation (depreciation)	(210,239,370)	365,352,961
Net realized and unrealized gain (loss)	53,886,894	617,582,639
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,118,299	$612,340,351

^ The Fund changed its fiscal year end to August 31 during the period. The period is from May 1, 2026 to August 31, 2026.

The accompanying notes are an integral part of the financial statements.
7

Emerald Growth Fund

StatementS of Changes in Net Assets

	Period Ended August 31, 2026^	Year Ended April 30, 2026	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$(1,768,595)	$(5,242,288)	$(4,098,852)
Net realized gain (loss)	264,126,264	252,229,678	113,989,334
Net change in unrealized appreciation (depreciation)	(210,239,370)	365,352,961	(61,375,629)
Net increase (decrease) in net assets from operations	52,118,299	612,340,351	48,514,853

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(26,161,498)	(9,623,876)	(10,965,350)
From earnings - Class C	(1,335,005)	(176,200)	(214,754)
From earnings - Institutional Class	(278,151,012)	(101,021,637)	(100,636,791)
From earnings - Investor Class	(28,794,434)	(12,011,782)	(11,496,905)
Total distributions to shareholders	(334,441,949)	(122,833,495)	(123,313,800)

CAPITAL TRANSACTIONS:
Shares sold - Class A	10,849,463	14,318,610	4,696,281
Shares issued from reinvestment of distributions - Class A	23,232,686	8,866,390	10,156,397
Shares redeemed - Class A	(12,123,801)	(13,559,327)	(31,990,354)
Shares sold - Class C	109,007	2,533,707	90,595
Shares issued from reinvestment of distributions - Class C	993,975	172,758	203,737
Shares redeemed - Class C	(458,725)	(648,109)	(408,482)
Shares sold - Institutional Class	211,976,567	308,999,090	153,664,984
Shares issued from reinvestment of distributions - Institutional Class	239,400,566	88,693,037	86,156,955
Shares redeemed - Institutional Class	(177,554,632)	(293,682,180)	(282,853,318)
Shares sold - Investor Class	31,377,603	35,728,735	24,774,192
Shares issued from reinvestment of distributions - Investor Class	6,950,714	2,826,800	2,739,608
Shares redeemed - Investor Class	(22,079,660)	(41,817,312)	(18,588,600)
Net increase (decrease) in net assets from capital transactions	312,673,763	112,432,199	(51,358,005)

NET INCREASE (DECREASE) IN NET ASSETS	30,350,113	601,939,055	(126,156,952)

NET ASSETS:
Beginning of the period	1,407,662,573	805,723,518	931,880,470
End of the period	$1,438,012,686	$1,407,662,573	$805,723,518

The accompanying notes are an integral part of the financial statements.
8

Emerald Growth Fund

Statements of Changes in Net Assets (Concluded)

	Period Ended August 31, 2026^	Year Ended April 30, 2026	Year Ended April 30, 2025
SHAREs TRANSACTIONS:
Shares sold - Class A	336,374	517,316	198,008
Shares issued from reinvestment of distributions - Class A	860,789	364,333	437,193
Shares redeemed - Class A	(388,640)	(512,589)	(1,368,179)
Shares sold - Class C	5,281	142,915	5,300
Shares issued from reinvestment of distributions - Class C	75,473	11,413	12,965
Shares redeemed - Class C	(22,614)	(41,134)	(25,131)
Shares sold - Institutional Class	6,088,294	10,339,293	5,997,751
Shares issued from reinvestment of distributions - Institutional Class	7,658,367	3,267,883	3,375,819
Shares redeemed - Institutional Class	(4,933,719)	(9,955,251)	(10,820,447)
Shares sold - Investor Class	1,087,503	1,322,430	1,104,864
Shares issued from reinvestment of distributions - Investor Class	262,688	118,687	119,193
Shares redeemed - Investor Class	(659,011)	(1,627,597)	(806,866)
Total increase (decrease) in shares outstanding	10,370,785	3,947,699	(1,769,530)

^	The Fund changed its fiscal year end to August 31 during the period. The period is from May 1, 2026 to August 31, 2026.

The accompanying notes are an integral part of the financial statements.
9

Emerald Growth Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the relevant periods. This information has been derived from information provided in the financial statements.

	Class A
	PERIOD ENDED AUGUST 31, 2026 (g)	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
PER SHARE DATA:

Net asset value, beginning of period	$31.65	$20.33	$22.66	$21.00	$23.23	$36.29

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)	(0.17)	(0.15)	(0.11)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments(b)	1.75	14.92	1.16	3.22	(0.33)	(7.38)
Total from investment operations	1.68	14.75	1.01	3.11	(0.45)	(7.50)

LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.73)	—	—	—
Net realized gains	(8.30)	(3.43)	(2.61)	(1.45)	(1.78)	(5.56)
Total distributions	(8.30)	(3.43)	(3.34)	(1.45)	(1.78)	(5.56)

Net asset value, end of period	$25.03	$31.65	$20.33	$22.66	$21.00	$23.23

TOTAL RETURN(c)(f)	3.40%	78.31%	3.09%	15.07%	(2.39)%	(23.19)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,031	$99,614	$56,476	$79,554	$82,009	$118,082
Ratio of expenses to average net assets:
Before expense waiver (d)(e)	0.96%	0.98%	1.04%	1.10%	1.13%	1.03%
After expense waiver (d)(e)	0.94%	0.95%	1.02%	1.10%	1.13%	1.03%
Ratio of net investment income (loss) to average net assets (d)	(0.64)%	(0.63)%	(0.62)%	(0.53)%	(0.55)%	(0.39)%
Portfolio turnover rate (c)	31%	54%	45%	51%	62%	38%

(a)	Net investment income and loss per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the impact of expenses of the underlying investment companies in which the Fund invests.
(f)	Total Return does not reflect the effect of sales charges.
(g)

The Fund changed its fiscal year end to August 31. The amounts shown are for the fiscal period from May 1, 2026 to August 31, 2026. Prior to the close of business on June 5, 2026, the Fund was a series (the “Predecessor Fund”) of the Financial Investors Trust, an open-end management investment company established as a Delaware statutory trust. The Predecessor Fund was reorganized into the Fund following the close of business on June 5, 2026 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on June 5, 2026 included herein was that of the Predecessor Fund (Note 1).

The accompanying notes are an integral part of the financial statements.
10

Emerald Growth Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the relevant periods. This information has been derived from information provided in the financial statements.

	CLASS C
	PERIOD ENDED AUGUST 31, 2026 (g)	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
PER SHARE DATA:

Net asset value, beginning of period	$19.29	$13.49	$16.06	$15.37	$17.56	$29.09

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.09)	(0.24)	(0.21)	(0.18)	(0.19)	(0.26)
Net realized and unrealized gain (loss) on investments(b)	1.31	9.47	0.92	2.32	(0.22)	(5.71)
Total from investment operations	1.22	9.23	0.71	2.14	(0.41)	(5.97)

LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.67)	—	—	—
Net realized gains	(8.30)	(3.43)	(2.61)	(1.45)	(1.78)	(5.56)
Total distributions	(8.30)	(3.43)	(3.28)	(1.45)	(1.78)	(5.56)

Net asset value, end of period	$12.21	$19.29	$13.49	$16.06	$15.37	$17.56

TOTAL RETURN(c)(f)	3.19%	76.95%	2.45%	14.23%	(3.00)%	(23.71)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,864	$3,405	$854	$1,127	$7,255	$11,668
Ratio of expenses to average net assets:
Before expense waiver (d)(e)	1.65%	1.79%	1.69%	1.76%	1.78%	1.68%
After expense waiver (d)(e)	1.63%	1.76%	1.68%	1.76%	1.78%	1.68%
Ratio of net investment income (loss) to average net assets (d)	(1.34)%	(1.43)%	(1.27)%	(1.14)%	(1.19)%	(1.02)%
Portfolio turnover rate (c)	31%	54%	45%	51%	62%	38%

(a)	Net investment income and loss per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the impact of expenses of the underlying investment companies in which the Fund invests.
(f)	Total Return does not reflect the effect of sales charges.
(g)

The Fund changed its fiscal year end to August 31. The amounts shown are for the fiscal period from May 1, 2026 to August 31, 2026. Prior to the close of business on June 5, 2026, the Fund was a series (the “Predecessor Fund”) of the Financial Investors Trust, an open-end management investment company established as a Delaware statutory trust. The Predecessor Fund was reorganized into the Fund following the close of business on June 5, 2026 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on June 5, 2026 included herein was that of the Predecessor Fund (Note 1).

The accompanying notes are an integral part of the financial statements.
11

Emerald Growth Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the relevant periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL CLASS
	Period ended August 31, 2026 (f)	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
PER SHARE DATA:

Net asset value, beginning of period	$35.44	$22.41	$24.67	$22.68	$24.88	$38.32

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	(0.13)	(0.10)	(0.05)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments(b)	1.89	16.59	1.23	3.49	(0.36)	(7.86)
Total from investment operations	1.85	16.46	1.13	3.44	(0.42)	(7.88)

LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.78)	—	—	—
Net realized gains	(8.30)	(3.43)	(2.61)	(1.45)	(1.78)	(5.56)
Total distributions	(8.30)	(3.43)	(3.39)	(1.45)	(1.78)	(5.56)

Net asset value, end of period	$28.99	$35.44	$22.41	$24.67	$22.68	$24.88

TOTAL RETURN(c)	3.52%	78.71%	3.29%	15.42%	(2.10)%	(22.94)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,228,417	$1,189,364	$670,357	$773,394	$728,115	$732,429
Ratio of expenses to average net assets:
Before expense waiver (d)(e)	0.61%	0.78%	0.80%	0.79%	0.82%	0.72%
After expense waiver (d)(e)	0.59%	0.75%	0.78%	0.79%	0.82%	0.72%
Ratio of net investment income (loss) to average net assets (d)	(0.30)%	(0.43)%	(0.37)%	(0.22)%	(0.24)%	0.06%
Portfolio turnover rate (c)	31%	54%	45%	51%	62%	38%

(a)	Net investment income and loss per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the impact of expenses of the underlying investment companies in which the Fund invests.
(f)

The Fund changed its fiscal year end to August 31. The amounts shown are for the fiscal period from May 1, 2026 to August 31, 2026. Prior to the close of business on June 5, 2026, the Fund was a series (the “Predecessor Fund”) of the Financial Investors Trust, an open-end management investment company established as a Delaware statutory trust. The Predecessor Fund was reorganized into the Fund following the close of business on June 5, 2026 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on June 5, 2026 included herein was that of the Predecessor Fund (Note 1).

The accompanying notes are an integral part of the financial statements.
12

Emerald Growth Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the relevant periods. This information has been derived from information provided in the financial statements.

	INVESTOR CLASS
	Period ended August 31, 2026 (f)	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
PER SHARE DATA:

Net asset value, beginning of period	$31.16	$20.08	$22.43	$20.81	$23.05	$36.07

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)	(0.20)	(0.17)	(0.12)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments(b)	1.73	14.71	1.15	3.19	(0.34)	(7.32)
Total from investment operations	1.67	14.51	0.98	3.07	(0.46)	(7.46)

LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.72)	—	—	—
Net realized gains	(8.30)	(3.43)	(2.61)	(1.45)	(1.78)	(5.56)
Total distributions	(8.30)	(3.43)	(3.33)	(1.45)	(1.78)	(5.56)

Net asset value, end of period	$24.53	$31.16	$20.08	$22.43	$20.81	$23.05

TOTAL RETURN(c)	3.42%	78.08%	2.96%	15.01%	(2.44)%	(23.22)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$107,701	$115,280	$78,037	$77,806	$73,777	$77,823
Ratio of expenses to average net assets:
Before expense waiver (d)(e)	0.92%	1.12%	1.15%	1.14%	1.17%	1.07%
After expense waiver (d)(e)	0.90%	1.08%	1.13%	1.14%	1.17%	1.07%
Ratio of net investment income (loss) to average net assets (d)	(0.60)%	(0.77)%	(0.73)%	(0.57)%	(0.59)%	(0.44)%
Portfolio turnover rate (c)	31%	54%	45%	51%	62%	38%

(a)	Net investment income and loss per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the impact of expenses of the underlying investment companies in which the Fund invests.
(f)

The Fund changed its fiscal year end to August 31. The amounts shown are for the fiscal period from May 1, 2026 to August 31, 2026. Prior to the close of business on June 5, 2026, the Fund was a series (the “Predecessor Fund”) of the Financial Investors Trust, an open-end management investment company established as a Delaware statutory trust. The Predecessor Fund was reorganized into the Fund following the close of business on June 5, 2026 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on June 5, 2026 included herein was that of the Predecessor Fund (Note 1).

The accompanying notes are an integral part of the financial statements.
13

Emerald Growth Fund

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Emerald Growth Fund (the “Fund”). Prior to the close of business on June 5, 2026, the Fund was a separate series (the “Predecessor Fund”) of the Financial Investors Trust, an open-end management investment company established as a Delaware statutory trust. Effective as of the close of business on June 5, 2026, the Predecessor Fund was reorganized into the Fund, as a new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on March 27, 2026. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Predecessor Fund and Fund, as applicable.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Predecessor Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The Reorganization was accomplished by a tax-free exchange of the Fund’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, cost of investments, net unrealized appreciation and fund shares outstanding of the Predecessor Fund were as follows:

NET ASSETS	Fair VALUE OF INVESTMENTS	COST OF INVESTMENTS	UNREALIZED APPRECIATION	FUND SHARES OUTSTANDING
$1,447,376,248	$1,448,046,435	$925,507,422	$522,539,013	40,634,269

The investment objective of the Fund is long-term growth through capital appreciation.

The Fund currently offers four classes of shares: Class A Shares (offered at net asset value plus a maximum sales charge of 4.75%), Class C Shares (subject to a contingent deferred sales charge of 1% for redemptions made within twelve months after a purchase of such shares), Investor Class Shares, and Institutional Class Shares. Each share class represents an ownership interest of the respective class in the same investment portfolio.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The Fund changed its fiscal year end to August 31 during the period. The end of the annual reporting period for the Fund is August 31, 2026, and the period covered by these Notes to Financial Statements is the period from May 1, 2026 through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally

14

Emerald Growth Fund

Notes to Financial Statements (continued)

August 31, 2026

on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) and closed-end funds are valued at their last reported sale price. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Emerald Mutual Fund Advisers Trust (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$1,323,045,896	$—	$—	$1,323,045,896
Exchange Traded Funds	91,444,233	—	—	91,444,233
Closed-End Funds	5,781,491	—	—	5,781,491
Total Investments	$1,420,271,620	$—	$—	$1,420,271,620

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end

15

Emerald Growth Fund

Notes to Financial Statements (continued)

August 31, 2026

of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from the series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

16

Emerald Growth Fund

Notes to Financial Statements (continued)

August 31, 2026

2. INVESTMENT ADVISER AND OTHER SERVICES

Emerald Mutual Fund Advisers Trust serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis, in arrears, as shown on the following table.

AVERAGE TOTAL NET ASSETS	ADVISORY FEE
Up to and including $300M	0.70%
Over $300M up to and including $600M	0.60%
Over $600M up to and including $800M	0.50%
Over $800M	0.45%

Prior to the close of business on June 5, 2026, pursuant to an investment advisory agreement between the Adviser and Financial Investors Trust, on behalf of the Predecessor Fund, the Predecessor Fund compensated the Adviser at an annual rate of the Fund’s average daily net assets, paid on a monthly basis in arrears, as shown in the following table.

AVERAGE TOTAL NET ASSETS	ADVISORY FEE
Up to and including $250M	0.75%
Over $250M up to and including $500M	0.65%
Over $500M up to and including $750M	0.55%
Over $750M	0.45%

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2027 and may not be terminated without the approval of the Board.

EXPENSE CAP
Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to exceed (i) the Expense Cap that were in effect at the time of the waiver or reimbursement and (ii) the current Expense Cap in effect at the time of the reimbursement. At the end of the current fiscal period there were no amounts available for recoupment by the Adviser.

In addition, the Adviser has contractually agreed to waive and/or reimburse Class A, Class C, Institutional Class and Investor Class shares of the Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by the Adviser (the “AFFE Agreement”). Fees waived under this agreement are not subject to recoupment by the Adviser. The AFFE Agreement has no termination date and may not be modified or discontinued without the approval of the Board.

Fees waived/reimbursed by the Adviser for the current fiscal period ended August 31, 2026 are disclosed in the Statements of Operations.

17

Emerald Growth Fund

Notes to Financial Statements (continued)

August 31, 2026

ALPS Fund Services, Inc. (“ALPS”) served as administrator to the Fund through the close of business on June 5, 2026 and the Fund had agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provided operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assisted in the Fund’s operations. For the period prior to the Reorganization, the amount of that fee was $132,307. Following the Reorganization, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

ALPS served as transfer, dividend paying and shareholder servicing agent to the Fund through the close of business on June 5, 2026. ALPS was entitled to receive an annual minimum fee, a fee based upon the number of shareholder accounts, and was also reimbursed by the Fund for certain out-of-pocket expenses. For the period prior to the Reorganization, ALPS received compensation for these services in the amount of $9,046. Following the Reorganization, Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

ALPS Distributors, Inc. (“ADI”) (an affiliate of ALPS) served as distributor to the Fund through the close of business on June 5, 2026. Shares were sold on a continuous basis by ADI as agent for the Fund, and ADI had agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it was not obliged to sell any particular amount of shares. ADI was not entitled to any compensation for its services as the distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission (the “SEC”). Following the Reorganization, Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to ALPS, Fund Services and the Custodian, please refer to the Statement of Operations.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

The Fund has adopted a separate plan of distribution for the Class A Shares, Class C Shares and Investor Class Shares (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the shares, which is accrued daily and paid monthly, on an annualized basis, up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Distribution fees paid by the Fund for the current fiscal period are disclosed in the Statement of Operations.

The Fund has adopted a non-Rule 12b-1 shareholder services plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, the Fund is authorized to pay select financial intermediaries and/or Fund affiliates (“Participating Organizations”), for non-distribution related services provided to shareholders of each respective class, an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Fund attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of the Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during the Fund’s fiscal year for such service activities were reimbursed to the Fund as soon as practicable. Shareholder servicing fees paid by the Fund for the current fiscal period are disclosed in the Statement of Operations.

18

Emerald Growth Fund

Notes to Financial Statements (continued)

August 31, 2026

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Additionally, officers of the Predecessor Fund were employees of ALPS and were not compensated by the Predecessor Fund. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
Emerald Growth Fund	$459,002,959	$474,749,554

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FUND	TAX COST OF PORTFOLIO INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Emerald Growth Fund	$1,074,684,545	$423,246,058	$(77,658,981)	$345,587,077

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and U.S. GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS/ (LOSSES)
Emerald Growth Fund	$19,010,166	$345,587,077	$364,597,243

19

Emerald Growth Fund

Notes to Financial Statements (continued)

August 31, 2026

The following permanent differences as of August 31, 2026, primarily attributable to the utilization of earnings and profits distributed to shareholders on redemption of shares and adjustments and the disallowance of net operating losses, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSSES)	PAID-IN CAPITAL
Emerald Growth Fund	$(19,946,312)	$19,946,312

The tax character of dividends and distributions paid during the current fiscal period and the fiscal years ended April 30, 2026, and April 30, 2025 were as follows:

PERIODS ENDED	ORDINARY INCOME DISTRIBUTIONS	LONG-TERM CAPITAL GAINS DISTRIBUTIONS	TOTAL DISTRIBUTIONS
August 31, 2026	$26,997,120	$307,444,829	$334,441,949
April 30, 2026	—	122,833,495	122,833,495
April 30, 2025	28,023,772	95,290,028	123,313,800

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

6. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	Value as of April 30, 2026	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
F/m Emerald Life Sciences Innovation ETF	$75,937,256	$—	$—	$—	$15,506,977
	$75,937,256	$—	$—	$—	$15,506,977

	Value as of August 31, 2026	Shares as of August 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
F/m Emerald Life Sciences Innovation ETF	$91,444,233	1,997,035	$—	$—
	$91,444,233	1,997,035	$—	$—

20

Emerald Growth Fund

Notes to Financial Statements (concluded)

August 31, 2026

7. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the current fiscal period were determined to be insignificant.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined there were no significant events requiring recognition or disclosure in the financial statements.

21

Emerald Growth Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerald Growth Fund (the “Fund”) (formerly Emerald Growth Fund, a series of Financial Investors Trust), a series of The RBB Fund, Inc., as of August 31, 2026, the related statement of operations for the period from May 1, 2026 through August 31, 2026 and for the year ended April 30, 2026, the statements of changes in net assets for the period from May 1, 2026 through August 31, 2026 and each of the years in the two year period ended April 30, 2026, the financial highlights for the period from May 1, 2026 through August 31, 2026 and each of the years in the three year period ended April 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations, the changes in net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

22

Emerald Growth Fund

Tax Information

(Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable period ended August 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. During the fiscal year ended August 31, 2026, the following dividends and distributions were paid by the Fund:

	ORDINARY INCOME	LONG-TERM GAINS
Emerald Growth Fund	$26,997,120	$307,444,829

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Code was 100.00%.

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the fiscal period ended August 31, 2026:

	Qualified Dividend Income (QDI)	Dividends Received Deduction (DRD)
Emerald Growth Fund	12.73%	12.73%

Pursuant to Section 852(b)(3) of the Code, the Fund designated $307,444,829, as long-term capital gain dividends.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

23

Emerald Growth Fund

OTHER INFORMATION

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (855) 828-9909; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Emerald Mutual Fund Advisers Trust (“Emerald”) and the Company on behalf of the Fund, at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Emerald with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of the Investment Advisory Agreement between the Company and Emerald with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Emerald, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Emerald were present. Among other things, the Directors considered (i) the nature, extent, and quality of Emerald’s services provided to the Fund; (ii) descriptions of the experience and qualifications of Emerald personnel providing those services; (iii) Emerald’s investment philosophies and processes; (iv) Emerald’s assets under management and client descriptions; (v) Emerald’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Emerald’s current advisory fee arrangements with the Company and other similarly managed clients; (vii) Emerald’s compliance procedures; (viii) Emerald’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”). The Directors noted that no information regarding performance was available, as the Fund had not commenced operations within the Company as of December 31, 2025.

As part of their review, the Directors considered the nature, extent, and quality of the services provided by Emerald. The Directors concluded that Emerald had substantial resources to provide services to the Fund and that Emerald’s services had been acceptable.

The Board also considered the advisory fee rates payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Directors noted that Emerald had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2027, for the Fund to limit total annual operating expenses to agreed-upon levels.

24

Emerald Growth Fund

OTHER INFORMATION (Concluded)

(UNAUDITED)

The Directors noted that the Fund’s net advisory fee was below the median and ranked in the 1st quintile of its Peer Group and the Fund’s total net expenses were below the median and ranked in the 1st quintile of its Peer Group.

After reviewing the information regarding Emerald’s costs, profitability and economies of scale, and after considering Emerald’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

25

Investment Adviser

Emerald Mutual Fund Advisers Trust
3175 Oregon Pike
Leola, PA 17540

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Annual Financial Statements

August 31, 2026

Emerald Large Cap Focused Fund(1)

Institutional Class Shares (IAFLX)

Investor Class Shares (IAFMX)

a series of The RBB Fund, Inc.

(1)	Formerly F/m Investments Large Cap Focused Fund

Emerald Large Cap Focused Fund
(formerly, F/m Investments Large Cap Focused Fund)
Schedule of Investments

August 31, 2026

	SHARES	VALUE
COMMON STOCKS — 93.7%
Aerospace & Defense — 4.6%
ATI, Inc. (a)	11,503	$2,348,912
Howmet Aerospace, Inc.	8,764	2,146,742
		4,495,654
Apparel & Textile Products — 3.5%
On Holding AG - Class A (a)	118,074	3,365,109

Communication Services — 3.8%
Alphabet, Inc. - Class A	10,750	3,648,012

Consumer Discretionary — 3.7%
Amazon.com, Inc. (a)	13,962	3,626,909

Energy — 4.0%
Duke Energy Corp.	32,324	3,875,971

Financials — 2.4%
PNC Financial Services Group, Inc.	9,912	2,375,213

Home & Office Products — 4.5%
SharkNinja, Inc. (a)	22,510	4,332,950

Information Technology — 61.5% (b)
Advanced Micro Devices, Inc. (a)	11,133	5,240,526
Apple, Inc.	42,578	13,490,839
Applied Optoelectronics, Inc. (a)	24,899	2,681,373
Arista Networks, Inc. (a)	18,944	3,707,151
Astera Labs, Inc. (a)	9,726	2,888,427
Broadcom, Inc.	12,531	4,640,731
Lumentum Holdings, Inc. (a)	4,605	4,212,470
Microsoft Corp.	11,092	5,626,861
NVIDIA Corp.	49,811	10,997,273
Palantir Technologies, Inc. - Class A (a)	13,969	2,603,542
Palo Alto Networks, Inc. (a)	8,993	3,436,495
		59,525,688
Retail - Consumer Staples — 3.0%
Casey’s General Stores, Inc.	3,804	2,861,407

Steel — 2.7%
Steel Dynamics, Inc.	11,326	2,634,654
TOTAL COMMON STOCKS (Cost $68,302,920)		90,741,567
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 6.4%
First American Treasury Obligations Fund - Class X, 3.60% (c)	6,160,864	$6,160,864
TOTAL MONEY MARKET FUNDS (Cost $6,160,864)		6,160,864

TOTAL INVESTMENTS — 100.1% (Cost $74,463,784)		96,902,431
Liabilities in Excess of Other Assets — (0.1)%		(113,663)
TOTAL NET ASSETS — 100.0%		$96,788,768

Percentages are stated as a percent of net assets.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	As of August 31, 2026, the Fund had a significant portion of its assets invested in this sector. See Note 1 in the Notes to Financial Statements.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
1

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
Statement of Assets and Liabilities

AUGUST 31, 2026

ASSETS:
Investments, at value	$96,902,431
Dividends receivable	57,060
Receivable for fund shares sold	16
Prepaid expenses and other assets	20,201
Total assets	96,979,708

LIABILITIES:
Payable to Co-Advisers	62,531
Payable for distribution and shareholder servicing fees	34,238
Payable for legal fees	27,822
Payable for fund administration and accounting fees	20,664
Payable for audit fees	16,970
Payable for fund shares redeemed	2,350
Payable for expenses and other liabilities	26,365
Total liabilities	190,940

NET ASSETS	$96,788,768

NET ASSETS CONSIST OF:
Paid-in capital	$62,750,736
Total distributable earnings	34,038,032
Total net assets	$96,788,768

Institutional Class
Net assets	$76,387,020
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	3,470,622
Net asset value per share	$22.01

Investor Class
Net assets	$20,401,748
Shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	955,802
Net asset value per share	$21.35

COST:
Investments, at cost	$74,463,784

The accompanying notes are an integral part of the financial statements.
2

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
Statement of Operations

FOR THE YEAR ENDED AUGUST 31, 2026

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$577,022
Dividend income from affiliated securities	252,555
Total investment income	829,577

EXPENSES:
Investment co-advisory fees	621,686
Transfer agent fees	112,035
Federal and state registration fees	50,081
Fund administration and accounting fees	45,025
Audit fees	18,904
Legal fees	16,887
Compliance fees	15,744
Distribution expenses - Investor Class	45,598
Director fees	12,350
Reports to shareholders	8,002
Custodian fees	6,587
Other expenses and fees	17,400
Total expenses	970,299
Fee waiver from Adviser	(125,645)
Net expenses	844,654
NET INVESTMENT INCOME	(15,077)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	16,852,548
Investments in affiliated securities	(39,891)
Net realized gain (loss)	16,812,657
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,123,533
Investments in affiliated securities	(897)
Net change in unrealized appreciation (depreciation)	1,122,636
Net realized and unrealized gain (loss)	17,935,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,920,216

The accompanying notes are an integral part of the financial statements.
3

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
Statements of Changes in Net Assets

	FOR THE Year ENDED AUGUST 31, 2026	FOR THE Year ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$(15,077)	$(137,315)
Net realized gain (loss)	16,812,657	15,242,040
Net change in unrealized appreciation (depreciation)	1,122,636	3,376,345
Net increase (decrease) in net assets from operations	17,920,216	18,481,070

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(9,896,511)	(3,951,698)
From earnings - Investor Class	(2,584,724)	(1,116,464)
Total distributions to shareholders	(12,481,235)	(5,068,162)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	6,344,485	138,004
Shares issued from reinvestment of distributions - Institutional Class	9,896,512	3,951,698
Shares redeemed - Institutional Class	(8,782,604)	(1,610,757)
Shares sold - Investor Class	3,262,309	755,177
Shares issued from reinvestment of distributions - Investor Class	2,584,724	1,116,464
Shares redeemed - Investor Class	(3,488,995)	(1,774,077)
Net increase (decrease) in net assets from capital transactions	9,816,431	2,576,509

NET INCREASE (DECREASE) IN NET ASSETS	15,255,412	15,989,417

NET ASSETS:
Beginning of the year	$81,533,356	$65,543,939
End of the year	$96,788,768	$81,533,356

SHARES TRANSACTIONS
Shares sold - Institutional Class	318,809	7,147
Shares issued from reinvestment of distributions - Institutional Class	520,869	221,632
Shares redeemed - Institutional Class	(437,662)	(94,994)
Shares sold - Investor Class	165,085	42,728
Shares issued from reinvestment of distributions - Investor Class	139,942	63,981
Shares redeemed - Investor Class	(176,855)	(103,625)
Total increase (decrease) in shares outstanding	530,188	136,869

The accompanying notes are an integral part of the financial statements.
4

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
INSTITUTIONAL Class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR Ended august 31, 2026	For the year Ended august 31, 2025	For the period Ended august 31, 2024^		For the Year Ended June 30, 2024(e)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
PER SHARE DATA:
Net asset value, beginning of period	$21.03	$17.51	$17.50		$14.06	$12.72	$20.10
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.02)	—	(b)	(0.03)	0.02	(0.02)
Net realized and unrealized gain (loss) on investments(c)	4.17	4.89	0.01		3.47	3.10	(3.12)
Total from investment operations	4.18	4.87	0.01		3.44	3.12	(3.14)
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.20)	(1.35)	—		—	(1.78)	(4.24)
Total distributions	(3.20)	(1.35)	—		—	(1.78)	(4.24)
Net asset value, end of period	$22.01	$21.03	$17.51		$17.50	$14.06	$12.72
TOTAL RETURN(d)	22.26%	29.19%	0.06	%(f)	24.47%	29.31%	(21.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$76,387	$64,534	$51,387		$51,860	$48,477	$56,045
Ratio of expenses to average net assets:
Before expense waiver(h)(i)	1.04%	1.11%	0.99	%(g)	1.20%	1.14%	1.14%
After expense waiver(i)	0.90%	0.90%	0.90	%(g)	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets(j)	0.04%	(0.14)%	(0.43	)%(g)	(0.28)%	0.16%	(0.21)%
Portfolio turnover rate	136%	132%	19	%(f)	59%	113%	169%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.
(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemptions of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(e)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(f)	Not annualized.
(g)	Annualized.
(h)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).
(i)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(j)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.
5

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
INVESTOR class

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the YEAR Ended august 31, 2026	For the YEAR Ended august 31, 2025	For the period Ended august 31, 2024^		For the Year Ended June 30, 2024(f)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
PER SHARE DATA:
Net asset value, beginning of period	$20.54	$17.17	$17.17		$13.82	$12.57	$19.96
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.08)	(0.03)		(0.09)	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments(b)	4.05	4.80	0.03		3.44	3.04	(3.07)
Total from investment operations	4.01	4.72	—		3.35	3.03	(3.15)
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.20)	(1.35)	—		—	(1.78)	(4.24)
Total distributions	(3.20)	(1.35)	—		—	(1.78)	(4.24)
Net asset value, end of period	$21. 35	$20.54	$17.17		$17.17	$13.82	$12.57
TOTAL RETURN(c)	22.10%	28.87%	0.00	%(d)	24.24%	28.91%	(21.33)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$20,402	$16,999	$14,157		$14,279	$12,887	$9,934
Ratio of expenses to average net assets:
Before expense waiver(g)(h)	1.29%	1.36%	1.24	%(e)	1.44%	1.39%	1.39%
After expense waiver(h)	1.15%	1.15%	1.15	%(e)	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets(i)	(0.22)%	(0.39)%	(0.68	)%(e)	(0.53)%	(0.11)%	(0.46)%
Portfolio turnover rate	136%	132%	19	%(d)	59%	113%	169%

^	The amounts shown are for the fiscal period from July 1, 2024 to August 31, 2024.
(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemptions of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower.

(d)	Not annualized.
(e)	Annualized.
(f)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of the F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(g)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 2).
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds in which the Fund invests.
(i)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.
6

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
Notes to Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-three active investment portfolios, including the Emerald Large Cap Focused Fund (formerly, F/m Investments Large Cap Focused Fund) (the “Fund”). The Fund commenced operations on October 3, 2016 as a separate series (the “Predecessor Fund”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized into the Fund, as a new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Fund and the Predecessor Fund, as applicable. The Fund currently offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $100,000 initial investment). Each share class represents an ownership interest of the respective class in the same investment portfolio.

The investment objective of the Fund is long-term growth of capital.

Effective August 31, 2026 the Fund changed its name from F/m Investments Large Cap Focused Fund to Emerald Large Cap Focused Fund. The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Portfolio valuation — The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of a security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ official closing price. Investments in registered investment companies, including money market funds, are reported at their respective NAV as reported by those companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by F/m Investments LLC and Emerald Mutual Fund Advisers Trust (the “Co-Advisers”) as the Valuation Designee (as defined below), in accordance with procedures established by and under the general supervision of the board of directors of the Company (the “Board” or the “Directors”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade size; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Co-Advisers as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee

7

Emerald Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2026

is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$90,741,567	$—	$—	$90,741,567
Money Market Funds	6,160,864	—	—	6,160,864
Total Investments	$96,902,431	$—	$—	$96,902,431

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a

8

Emerald Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2026

return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS to shareholders — Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SECTOR RISK — If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of August 31, 2026, the Fund had 61.5% of its net assets invested in the Information Technology sector.

NON-DIVERSIFIED FUND — The Fund is a non-diversified fund. A non-diversified fund may or may not have a diversified portfolio of investments at any given time and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Company operates in one segment. The segment derives its revenues from the series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committees of the Co-Advisers. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

9

Emerald Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2026

2. INVESTMENT ADVISER AND OTHER SERVICES

Effective July 24, 2026, F/m Investments LLC and Emerald Mutual Fund Advisers Trust serve as the investment co-advisers to the Fund, under the terms of an investment co-advisory agreement (the “Co-Advisory Agreement”) between the Company, on behalf of the Fund, and the Co-Advisers. The Fund pays the Co-Advisers a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.70% of its average daily net assets. The Co-Advisers shall determine among themselves what proportion each Co-Adviser shall receive. Prior to July 24, 2026, F/m Investments LLC was the investment adviser to the Fund pursuant to an investment advisory agreement with the Company, on behalf of the Fund, at the same total advisory fee rate.

Under an expense limitation agreement between the Company, on behalf of the Fund, and the Co-Advisers (the “Expense Limitation Agreement”), the Co-Advisers have contractually agreed until December 31, 2027 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, and other extraordinary expenses) to 1.15% of the average daily net assets allocable to Investor Class shares and 0.90% of Institutional Class shares of the Fund. Prior to July 24, 2026, the same expense limitation arrangement was in place between the Company, on behalf of the Fund, and F/m Investments LLC.

Advisory fee reductions and expense reimbursements by the Co-Advisers are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, and other extraordinary expenses) to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

At the end of the current fiscal period, the Fund had amounts available for recoupment by the Co-Advisers as follows:

	EXPIRATION
FUND	JUNE 30, 2027	AUGUST 31, 2027	AUGUST 31, 2028	AUGUST 31, 2029	TOTAL
Emerald Large Cap Focused Fund	$126,934	$10,543	$151,497	$125,645	$414,619

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a distribution agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

DISTRIBUTION PLAN

The Board has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act which permits the Fund’s Distributor to receive from the Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, at 0.25% of the Investor Class Shares, on an annualized basis of the average daily

10

Emerald Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2026

net assets of the Investor Class Shares of the Fund. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the current fiscal period, Investor Class shares of the Fund incurred $45,598 of distribution fees under the Plan.

DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary, and Director of Marketing & Business Development of the Company. They are compensated by the Company for the services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

3. Investment Transactions

During the current fiscal period, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $116,490,033 and $123,087,194, respectively.

4. FEDERAL INCOME TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of the Fund’s fiscal year ended August 31, 2026:

FUND	TAX COST OF PORTFOLIO INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
Emerald Large Cap Focused Fund	$74,464,442	$24,070,020	$(1,632,031)	$22,437,989

FUND	Undistributed Ordinary Income	UNDISTRIBUTED LONG TERM GAIN	TOTAL DISTRIBUTABLE EARNINGS/ (LOSSES)
Emerald Large Cap Focused Fund	$4,077,707	$7,522,336	$34,038,032

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and U.S. GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

11

Emerald Large Cap Focused Fund

Notes to Financial Statements (continued)

August 31, 2026

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2025 and August 31, 2026 were as follows:

FUND	YEARS ENDED	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TOTAL DISTRIBUTIONS
Emerald Large Cap Focused Fund	2026	$3,075,655	$9,405,580	$12,481,235
	2025	—	5,068,162	5,068,162

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. As of August 31, 2025, the Fund did not have any qualified late-year losses. For the fiscal year ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains. During the current fiscal period, the Fund did not utilize any capital loss carryforwards.

For the current fiscal period, the Fund reclassified $631,497 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities. These reclassifications are primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and adjustments. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

5. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

ISSUER NAME	Value as of August 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (a)	$2,234,389	$2,495,342	$(4,711,311)	$(27,251)	$8,831
F/m US Treasury 3 Month Bill Fund (a)	—	3,199,054	(3,204,826)	5,772	—
F/m US Treasury 6 Month Bill ETF (a)	4,249,788	19,274,452	(23,496,100)	(18,412)	(9,728)
Total	$6,484,177	$24,968,848	$(31,412,237)	$(39,891)	$(897)

12

Emerald Large Cap Focused Fund

Notes to Financial Statements (concluded)

August 31, 2026

ISSUER NAME	Value as of August 31, 2026	Shares as of August 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (a)	$—	—	$108,636	$—
F/m US Treasury 3 Month Bill Fund (a)	—	—	—	—
F/m US Treasury 6 Month Bill ETF (a)	—	—	143,919	—
Total	$—	—	$252,555	$—

(a)    Security was affiliated during the period but is no longer held as of August 31, 2026.

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

7. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 20, 2026, the Fund’s Co-Adviser, F/m, entered into an equity purchase agreement with T. Rowe Price Group, Inc. (“T. Rowe Price”), pursuant to which T. Rowe Price will acquire all of the issued and outstanding equity interests of F/m (the “Transaction”). The Transaction is expected to close in 2027, subject to customary closing conditions. In connection with the Transaction, F/m intends to resign as a Co-Adviser to the Fund at the end of December 2026.

13

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The RBB Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerald Large Cap Focused Fund (the “Fund”) (formerly F/m Investments Large Cap Focused Fund), a series of The RBB Fund, Inc., as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, the period from July 1, 2024 through August 31, 2024, and each of the three years ended June 30, 2024, 2023, and 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by F/m Investments LLC since 2021, and as auditor of one or more investment companies advised by Emerald Mutual Fund Advisers Trust since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

14

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2026. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026. During the current fiscal period ended August 31, 2026, the Fund paid no ordinary income dividends that are designated as “qualified dividend income” to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of ordinary income dividends qualifying for the 15% dividend tax rate is 5.92%.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 6.48%.

The Fund designates 100% of the ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

15

Emerald Large Cap Focused Fund

(formerly, F/m Investments Large Cap Focused Fund)
Other information

August 31, 2026 (Unaudited)

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the U.S. Securities and Exchange Commission’s (the “SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website www.fminvest.com.

Voting Results of Special Meeting of Shareholders of the F/m Investments Large Cap Focused Fund

A special meeting of shareholders (the “Special Meeting”) of the F/m Investments Large Cap Focused Fund (the “Fund”), a series of The RBB Fund, Inc. (the “Company”), was held on June 22, 2026, as adjourned to July 24, 2026. At the Special Meeting, shareholders voted on one proposal – to approve the proposed investment co-advisory agreement between the Company, on behalf of the Fund, F/m Investments LLC (“F/m”) and Emerald Mutual Fund Advisers Trust (“Emerald”), to replace the Fund’s current investment advisory agreement with F/m.

The shareholders’ approval of a new investment co-advisory agreement for the Fund was required because on December 31, 2025, F/m transferred its equity asset management business and associated investment teams, including the portfolio management team for the Fund, to Emerald’s affiliated entity. F/m and Emerald believe that the joint resources, including operational, compliance, and technology-related support, provided by F/m and Emerald will provide more opportunities for the Fund’s growth over the long term.

All Fund shareholders of record at the close of business on March 31, 2026 (the “Record Date”) were entitled to vote. As of the Record Date, the Fund had 4,528,048 shares outstanding.

Of the 3,304,542 shares present by proxy, 3,304,541 shares or 100% voted in favor (representing 72.98% of total outstanding shares), 0 shares or 0% voted against (representing 0% of total outstanding shares), and 1 share or 0% abstained from voting (representing 0% of total outstanding shares).

Accordingly, shareholders of the Fund approved the proposed new co-investment advisory agreement with respect to the Fund.

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Emerald Large Cap Focused Fund

Other information (continued)

August 31, 2026 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a special meeting held on March 18, 2026 (the “Board Meeting”), the Board, including a majority of the Independent Directors, unanimously voted to approve the Investment Co-Advisory Agreement between the Company, on behalf of the F/m Investments Large Cap Focused Fund (the “Fund”), and F/m Investments LLC (“F/m”) and Emerald Mutual Fund Advisers Trust (“Emerald”).

In considering the approval of the Investment Co-Advisory Agreement, the Board, with the assistance of independent counsel, considered its legal responsibilities with regard to all factors deemed to be relevant to the Fund. The Board evaluated the Investment Co-Advisory Agreement in light of all the materials provided prior to and during the Board Meeting and at other meetings that preceded the Board Meeting, the presentations made during the Board Meeting, and the discussions held during the Board Meeting. The Directors reviewed materials from the management of F/m and Emerald, discussed questions regarding those materials with such management, and discussed the Investment Co-Advisory Agreement with counsel in executive session, at which no representatives of F/m or Emerald were present. The Directors considered whether approval of the Investment Co-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Co-Advisory Agreement. Among other things, the Directors considered information concerning: (i) the nature, extent and quality of the services to be provided by F/m and Emerald to the Fund; (ii) descriptions of the experience and qualifications of F/m’s and Emerald’s respective personnel who would provide those services; (iii) F/m’s and Emerald’s respective investment philosophies and processes; (iv) F/m’s and Emerald’s assets under management and client descriptions; (v) F/m’s and Emerald’s management fee arrangements with the Company and other similarly managed clients, as applicable; (vi) F/m’s and Emerald’s compliance policies and procedures; (vii) F/m’s and Emerald’s financial information, insurance coverage and profitability analysis related to each’s respective provision of advisory services to the Fund; (viii) the extent to which economies of scale are relevant to the Fund; (ix) information regarding the Fund’s fees relative to other funds with similar investments and structure; and (x) information regarding the performance of the Fund relative to its benchmark index.

Nature, Extent and Quality of Services Provided to the Funds. The Directors evaluated the nature, extent and quality of the services that F/m and Emerald would provide under the Investment Co-Advisory Agreement, as well as how such services were expected to compare to the services presently provided by F/m pursuant to the current investment advisory agreement between the Company, on behalf of the Fund, and F/m (the “Current Investment Advisory Agreement”). The Directors considered, among other factors: the information provided by management of each of F/m and Emerald regarding the services to be provided under the Investment Co-Advisory Agreement; the Directors’ prior experience with each of F/m’s and Emerald’s respective portfolio management teams, including the anticipated continuity of the lead portfolio manager responsible for the Fund under the Investment Co-Advisory Agreement relative to the Current Investment Advisory Agreement, and the Board’s understanding that, absent approval of the Investment Co-Advisory Agreement, the Fund would not be expected to retain the same portfolio management team following the expiration of the transition services arrangements between F/m and Emerald; that there would be no change in the aggregate advisory fee payable by the Fund to F/m and Emerald (the “Co-Advisers”) under the Investment Co-Advisory Agreement relative to the advisory fees currently payable to F/m under the Current Investment Advisory Agreement; that each of F/m and Emerald was sufficiently capitalized to continue to provide the same quality of services under the Investment Co-Advisory Agreement as the Fund had enjoyed to date under the Current Investment Advisory Agreement; the Directors’ familiarity with the scope and quality of the advisory services provided by Emerald to certain other series of the Company; and that there were no material litigation, regulatory or administrative proceedings pending against F/m or Emerald, nor any material compliance deficiencies that may have a material impact on either’s ability to serve as Co-Adviser to the Fund. The Directors concluded that the nature and extent of the services that F/m and Emerald would provide under the Investment Co-Advisory Agreement, as well as the quality of those services, was satisfactory, and that the Investment Co-Advisory Agreement would not result in any material detrimental effects on the management or operations of the Fund. The Directors also considered potential challenges associated with implementing the co-advisory structure, including the need for coordination between the Co-Advisers with respect to the allocation of responsibilities and the possibility of differences in investment approaches. The Directors further considered the transition of the portfolio

17

Emerald Large Cap Focused Fund

Other information (concluded)

August 31, 2026 (Unaudited)

management team to Emerald and the operational considerations associated with that transition. After evaluating these considerations, the Directors concluded that such matters were appropriately addressed under the Investment Co-Advisory Agreement and through the Board’s ongoing oversight of the Fund.

Costs of Services Provided and Profits Realized by F/m and Emerald. The Directors examined fee information for the Fund, including a comparison of such information to other similarly situated funds, and the total expense ratio of the Fund. In this regard, the Directors noted that the management fees and total expenses of the Fund were not expected to change under the Investment Co-Advisory Agreement relative to the Current Investment Advisory Agreement. The Directors noted that, pursuant to the terms of the Investment Co-Advisory Agreement, the Co-Advisers will determine among themselves what proportion of the aggregate advisory fee payable by the Fund each Co-Adviser would receive, and that it was expected that F/m will receive a portion of that fee equal to 0.12% of the Fund’s average daily net assets, while Emerald will receive a portion equal to 0.58% of the Fund’s average daily net assets. The Directors also noted that F/m and Emerald have agreed to continue the current expense limitation through December 31, 2027.

The Directors also reviewed analyses of the estimated profitability of each of F/m and Emerald related to its provision of advisory services to the Fund. Based on the information provided, the Directors concluded that the amount of advisory fees that the Fund currently pays, and would pay under the Investment Co-Advisory Agreement, to F/m and Emerald, as applicable, are reasonable in light of the nature and quality of the services provided.

Investment Performance of the Fund. The Directors reviewed information concerning the Fund’s investment performance, both absolutely as well as compared to its benchmark index. The Directors considered the Fund’s investment performance in light of its investment objective and strategies. After considering all of the information, the Directors concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the continuity in the lead portfolio manager and related investment management services offered under the Investment Co-Advisory Agreement.

Economies of Scale and Fee Levels Reflecting Those Economies. In considering the overall fairness of the Investment Co-Advisory Agreement, the Directors assessed the degree to which economies of scale that would be expected to be realized if the Fund’s assets increase, whether the Fund was large enough to generate economies of scale, and the extent to which fee levels would reflect those economies of scale for the benefit of the Fund’s shareholders. The Directors noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grew in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Directors determined that the compensation provision in the Investment Co-Advisory Agreement was reasonable and appropriate.

Other Benefits to the Adviser. In addition to the above factors, the Directors also considered other benefits received or to be received by F/m and Emerald from their management of the Fund, including, without limitation, the ability to market their advisory services for similar products in the future.

The Directors also considered that they would be able to, and intended to, monitor on a regular basis the ability of F/m, Emerald and their respective affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Fund. In addition, the Directors considered that, under the Investment Co-Advisory Agreement, the Board would have the authority, should the need arise in its view, to terminate the Investment Co-Advisory Agreement with respect to either Co-Adviser without penalty upon 60 days’ notice to such Co-Adviser. The Directors also considered alternative courses of action, including the possibility of engaging a different investment adviser or implementing other changes to the Fund’s advisory arrangements in light of the transition of the portfolio management team to Emerald. After considering these alternatives, the Directors determined that the proposed Investment Co-Advisory Agreement was appropriate and in the best interests of the Fund and its shareholders.

No single factor was determinative of the Board’s decision to approve the Investment Co-Advisory Agreement; rather, each Director based their determination on the total mix of information available to them. Based on all of the information presented to and considered by the Directors and the conclusions that it reached, the Board approved the Investment Co-Advisory Agreement on the basis that its terms and conditions are fair to, and in the best interests of, the Fund and its shareholders.

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Investment Co-Adviser

Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Investment Co-Adviser

F/m Investments LLC
900 19th Street NW, Suite 203
Washington DC 20006

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

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(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	11/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	11/9/2026

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	11/9/2026

*	Print the name and title of each signing officer under his or her signature.

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